Schedule of Investments PIMCO All Asset Portfolio	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 100.1%
MUTUAL FUNDS (a) 99.5%
PIMCO All Asset: Multi-RAE PLUS Fund	3,134,942	$33,168
PIMCO All Asset: Multi-Real Fund	4,139,461	40,774
PIMCO Emerging Markets Bond Fund	112,435	996
PIMCO Emerging Markets Currency and Short-Term Investments Fund	969,371	7,319
PIMCO Emerging Markets Local Currency and Bond Fund	2,616,418	15,986
PIMCO Extended Duration Fund	234,127	2,938
PIMCO High Yield Fund	926,845	7,406
PIMCO High Yield Spectrum Fund	294,891	2,695
PIMCO Income Fund	239,656	2,584
PIMCO International Bond Fund (U.S. Dollar-Hedged)	643,851	6,233
PIMCO Investment Grade Credit Bond Fund	142,200	1,283
PIMCO Long Duration Total Return Fund	478,419	3,402
PIMCO Long-Term U.S. Government Fund	333,910	4,621
PIMCO Low Duration Fund	1,176,843	10,909
PIMCO RAE Emerging Markets Fund	380,706	4,881
PIMCO RAE Fundamental Advantage PLUS Fund	753,172	6,741
PIMCO RAE International Fund	136,426	1,357
PIMCO RAE PLUS EMG Fund	223,264	1,969
PIMCO RAE PLUS International Fund	207,137	2,003
PIMCO RAE U.S. Fund	145,131	2,139
PIMCO RAE U.S. Small Fund	265,515	3,120
PIMCO RAE Worldwide Long/Short PLUS Fund	819,484	6,597
PIMCO Real Return Fund	203,364	2,101
PIMCO RealEstateRealReturn Strategy Fund	131,630	3,688
PIMCO Total Return Fund	1,633,234	14,274
PIMCO TRENDS Managed Futures Strategy Fund	747,280	8,302

Total Mutual Funds (Cost $179,972)		197,486

SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.6%
PIMCO Government Money Market Fund 3.740% (b)	1,182,245	1,182

Total Short-Term Instruments (Cost $1,182)		1,182

Total Investments in Affiliates (Cost $181,154)		198,668

Total Investments 100.1% (Cost $181,154)		$198,668
Other Assets and Liabilities, net (0.1)%		(259)

Net Assets 100.0%		$198,409

Schedule of Investments PIMCO All Asset Portfolio (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Institutional Class Shares of each Fund.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Mutual Funds	$197,486	$0	$0	$197,486
Short-Term Instruments
Mutual Funds	1,182	0	0	1,182

Total Investments	$198,668	$0	$0	$198,668

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio invests under normal circumstances substantially all or a significant portion of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company (collectively, “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$37,656	$0	$(5,619)	$468	$663	$33,168	$0	$0
PIMCO All Asset: Multi-Real Fund	38,840	755	(2,457)	169	3,467	40,774	0	0
PIMCO Emerging Markets Bond Fund	0	1,022	0	0	(26)	996	4	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	8,222	175	(963)	(17)	(98)	7,319	177	0
PIMCO Emerging Markets Local Currency and Bond Fund	15,380	1,810	(470)	0	(734)	15,986	286	0
PIMCO Extended Duration Fund	3,070	391	(506)	(21)	4	2,938	30	0
PIMCO Government Money Market Fund	1,198	8,429	(8,445)	0	0	1,182	10	0
PIMCO High Yield Fund	6,595	1,169	(193)	2	(167)	7,406	108	0
PIMCO High Yield Spectrum Fund	2,239	550	(21)	0	(73)	2,695	42	0
PIMCO Income Fund	2,443	386	(195)	(1)	(49)	2,584	35	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	4,510	1,924	(45)	0	(156)	6,233	53	0
PIMCO Investment Grade Credit Bond Fund	1,357	17	(65)	(2)	(24)	1,283	16	0
PIMCO Long Duration Total Return Fund	3,690	306	(530)	(1)	(63)	3,402	40	0

Notes to Financial Statements (Cont.)

PIMCO Long-Term Real Return Fund	1,320	178	(1,522)	(51)	75	0	1	0
PIMCO Long-Term U.S. Government Fund	4,916	491	(735)	(4)	(47)	4,621	47	0
PIMCO Low Duration Fund	10,703	2,829	(2,519)	1	(105)	10,909	109	0
PIMCO RAE Emerging Markets Fund	5,650	0	(1,216)	220	227	4,881	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	6,309	83	(293)	5	637	6,741	83	0
PIMCO RAE International Fund	2,058	0	(885)	191	(7)	1,357	0	0
PIMCO RAE PLUS EMG Fund	1,918	14	(74)	14	97	1,969	14	0
PIMCO RAE PLUS International Fund	1,927	19	(85)	5	137	2,003	19	0
PIMCO RAE U.S. Fund	1,591	488	(66)	0	126	2,139	0	0
PIMCO RAE U.S. Small Fund	2,840	349	(90)	0	21	3,120	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	6,300	0	(279)	(6)	582	6,597	0	0
PIMCO Real Return Fund	1,780	375	(44)	0	(10)	2,101	5	0
PIMCO RealEstateRealReturn Strategy Fund	3,311	370	(113)	2	118	3,688	11	0
PIMCO Total Return Fund	15,265	1,503	(2,305)	42	(231)	14,274	159	0
PIMCO TRENDS Managed Futures Strategy Fund	8,155	192	(362)	(19)	336	8,302	0	0
Totals	$199,243	$23,825	$(30,097)	$997	$4,700	$198,668	$1,249	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)		(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Other Abbreviations:
TBA	To-Be-Announced

Schedule of Investments PIMCO Balanced Allocation Portfolio	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 63.2% ¤
CORPORATE BONDS & NOTES 4.1%
BANKING & FINANCE 2.8%
American Express Co. 5.850% due 11/05/2027	$300	$307
Barclays PLC 4.972% due 05/16/2029 •	200	201
Blackstone Holdings Finance Co. LLC 5.900% due 11/03/2027	200	204
Broadstone Net Lease LLC 2.600% due 09/15/2031	100	88
Brookfield Finance, Inc. 4.850% due 03/29/2029	100	100
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029	100	96
Corebridge Financial, Inc. 3.850% due 04/05/2029	200	195
Credit Suisse AG AT1 Claim 1.000% due 12/31/2060	400	140
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •	400	397
HSBC Holdings PLC 4.583% due 06/19/2029 •	200	200
JPMorgan Chase & Co. 3.782% due 02/01/2028 •	300	299
LXP Industrial Trust 2.375% due 10/01/2031	300	261
Mitsubishi UFJ Financial Group, Inc. 2.757% due 09/13/2026	200	199
Morgan Stanley
4.687% (SOFRRATE + 1.020%) due 04/13/2028 ~	200	201
5.652% due 04/13/2028 •	100	101
NatWest Group PLC 1.642% due 06/14/2027 •	200	199
Realty Income Corp.
3.100% due 12/15/2029	100	95
4.000% due 07/15/2029	100	99
Sabra Health Care LP 3.900% due 10/15/2029	100	97
Wells Fargo & Co.
3.196% due 06/17/2027 •	100	100
4.150% due 01/24/2029	200	199

		3,778

INDUSTRIALS 1.2%
Air Canada Pass-Through Trust 3.750% due 06/15/2029	54	54
American Airlines Pass-Through Trust 3.500% due 08/15/2033	135	125
Beignet Investor LLC 6.581% due 05/30/2049	630	648
British Airways Pass-Through Trust 3.300% due 06/15/2034	211	199
Broadcom, Inc. 3.187% due 11/15/2036	100	84
Choice Hotels International, Inc. 3.700% due 12/01/2029	100	96
Energy Transfer LP 3.900% due 07/15/2026	100	100
Gartner, Inc. 5.600% due 11/20/2035	100	95
Nissan Motor Co. Ltd. 4.345% due 09/17/2027	300	292

		1,693

UTILITIES 0.1%
ONEOK, Inc. 4.550% due 07/15/2028	100	100

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2026 (Unaudited)

Total Corporate Bonds & Notes (Cost $5,569)			5,571

U.S. GOVERNMENT AGENCIES 6.8%
Federal Home Loan Mortgage Corp.
2.500% due 09/01/2051		896	754
5.500% due 02/01/2055 - 10/01/2055		163	166
6.000% due 02/01/2055		113	117
Federal National Mortgage Association
2.500% due 12/01/2051		440	370
4.000% due 10/01/2042		64	63
4.500% due 07/01/2053 - 12/01/2053		1,879	1,817
5.500% due 10/01/2055		100	102
6.000% due 08/01/2054 - 03/01/2055		124	128
Federal National Mortgage Association REMICS
4.196% due 11/25/2046 •		69	68
4.246% due 07/25/2046 •		24	24
4.266% due 09/25/2046 •		27	26
Uniform Mortgage-Backed Security, TBA
3.000% due 06/01/2040		2,600	2,280
4.000% due 06/01/2056		2,800	2,637
4.500% due 05/01/2056		700	675

Total U.S. Government Agencies (Cost $9,141)			9,227

U.S. TREASURY OBLIGATIONS 11.6%
U.S. Treasury Bonds
1.750% due 08/15/2041		1,100	736
1.875% due 02/15/2041		600	416
2.000% due 11/15/2041		2,000	1,384
2.250% due 05/15/2041		3,400	2,479
2.375% due 02/15/2042		200	146
2.375% due 05/15/2051		1,800	1,126
4.125% due 08/15/2044		1,100	998
4.750% due 08/15/2055		400	390
U.S. Treasury Inflation Protected Securities (a)
1.750% due 01/15/2034		1,587	1,581
2.125% due 01/15/2035		824	839
U.S. Treasury Notes
0.375% due 09/30/2027		100	95
0.500% due 10/31/2027		100	95
0.625% due 11/30/2027		300	284
0.750% due 01/31/2028		500	473
3.500% due 09/30/2029		2,000	1,976
4.000% due 06/30/2028		1,800	1,808
4.125% due 10/31/2027		900	904

Total U.S. Treasury Obligations (Cost $18,794)			15,730

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Banc of America Funding Trust 4.096% due 08/27/2036 ~		57	55
Bank 4.165% due 05/15/2061 ~		42	42
Citigroup Mortgage Loan Trust, Inc. 4.972% due 07/25/2037 ~		29	26
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust 6.500% due 10/25/2036 þ		23	20
Grifonas Finance No. 1 PLC 2.419% due 08/28/2039 •	EUR	9	10
Lehman XS Trust 4.193% due 07/25/2047 •		$163	164
Morgan Stanley Capital I Trust 3.912% due 09/09/2032		100	93

Total Non-Agency Mortgage-Backed Securities (Cost $406)			410

ASSET-BACKED SECURITIES 1.4%
AUTOMOBILE SEQUENTIAL 0.3%
Upgrade Auto Receivables Trust 4.540% due 05/15/2029		469	469

CMBS OTHER 0.1%
PFP Ltd. 5.501% due 09/17/2039 •		87	87

HOME EQUITY OTHER 1.0%
CIT Mortgage Loan Trust 5.293% due 10/25/2037 •		60	61
Countrywide Asset-Backed Certificates Trust
3.993% due 06/25/2047 •		89	80
4.253% due 05/25/2037 •		416	391

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2026 (Unaudited)

Fremont Home Loan Trust 4.093% due 10/25/2036 •		335	132
GSAMP Trust 4.573% due 07/25/2045 •		8	8
JP Morgan Mortgage Acquisition Corp. 4.378% due 05/25/2035 •		52	52
Long Beach Mortgage Loan Trust 4.843% due 06/25/2035 •		140	138
Morgan Stanley ABS Capital I, Inc. Trust 3.923% due 10/25/2036 •		108	97
Option One Mortgage Loan Trust 4.558% due 08/25/2035 •		55	54
Structured Asset Investment Loan Trust 4.138% due 07/25/2036 •		487	284

			1,297

OTHER ABS 0.0%
ECMC Group Student Loan Trust 4.526% due 02/27/2068 •		35	35

Total Asset-Backed Securities (Cost $1,977)			1,888

SOVEREIGN ISSUES 0.3%
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		300	313
Japan Government Thirty Year Bonds 3.200% due 09/20/2055	JPY	20,000	116

Total Sovereign Issues (Cost $424)			429

SHORT-TERM INSTRUMENTS 38.7%
REPURCHASE AGREEMENTS (c) 38.7%			52,300

Total Short-Term Instruments (Cost $52,300)			52,300

Total Investments in Securities (Cost $88,611)			85,555

		SHARES
INVESTMENTS IN AFFILIATES 33.9%
MUTUAL FUNDS 15.8% (b)
PIMCO Income Fund		1,462,818	15,769
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund		112,600	5,585

Total Mutual Funds (Cost $22,542)			21,354

SHORT-TERM INSTRUMENTS 18.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.1%
PIMCO Short-Term Floating NAV Portfolio III		2,509,949	24,445

Total Short-Term Instruments (Cost $24,415)			24,445

Total Investments in Affiliates (Cost $46,957)			45,799

Total Investments 97.1% (Cost $135,568)			$131,354
Financial Derivative Instruments (d)(e) 1.7%(Cost or Premiums, net $137)			2,364
Other Assets and Liabilities, net 1.2%			1,560

Net Assets 100.0%			$135,278

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal amount of security is adjusted for inflation.
(b)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.670%	03/31/2026	04/01/2026	$7,200	U.S. Treasury Notes 3.625% due 10/31/2030	$(7,365)	$7,200	$7,201
3.710	03/31/2026	04/01/2026	44,800	U.S. Treasury Notes 4.125% due 03/31/2029	(45,757)	44,800	44,805
3.720	03/31/2026	04/01/2026	300	U.S. Treasury Notes 4.125% due 10/31/2029	(306)	300	300

Total Repurchase Agreements	$(53,428)	$52,300	$52,306

(1)	Includes accrued interest.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond June Futures	06/2026	10	$743	$(4)	$7	$0
E-Mini S&P 500 Index June Futures	06/2026	146	47,966	(839)	1,323	0
Mini MSCI EAFE Index June Futures	06/2026	236	34,233	(270)	1,020	(1)
U.S. Treasury 2-Year Note June Futures	06/2026	20	4,149	(15)	2	0
U.S. Treasury 5-Year Note June Futures	06/2026	65	7,032	(89)	9	0
U.S. Treasury 10-Year Note June Futures	06/2026	53	5,885	(121)	13	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	6	699	(22)	1	0

$(1,360)	$2,375	$(1)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	43	$(4,881)	$112	$0	$(13)

Total Futures Contracts	$(1,248)	$2,375	$(14)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Deutsche Bank	1.000%	Quarterly	12/20/2032	1.263%	EUR	150	$(2)	$(1)	$(3)	$0	$0

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2026 (Unaudited)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.620%	Annual	02/14/2030	$2,100	$33	$(36)	$(3)	$0	$(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030	2,207	7	15	22	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.012	Annual	02/14/2035	1,100	0	(17)	(17)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035	300	1	4	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035	300	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035	533	1	4	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	02/12/2055	600	97	20	117	2	0

$139	$(7)	$132	$2	$(6)

Total Swap Agreements	$137	$(8)	$129	$2	$(6)

Cash of $5,472 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)	Unsettled variation margin asset of $2 for closed futures is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2026	CAD	19	$14	$0	$0
BPS	04/2026	AUD	14	10	1	0
BRC	04/2026	$12	TRY	531	0	0
BSH	04/2026	41	JPY	6,616	0	0
05/2026	JPY	6,596	$41	0	0
DUB	04/2026	$42	AUD	62	0	0
05/2026	AUD	62	$43	0	0
FAR	04/2026	13	9	0	0
04/2026	JPY	2,581	17	0	0
04/2026	$52	JPY	8,238	0	0
05/2026	JPY	8,213	$52	0	(1)
IND	04/2026	EUR	36	42	1	0
MBC	04/2026	AUD	14	10	0	0
04/2026	EUR	31	36	0	0
04/2026	JPY	2,794	18	1	0
04/2026	$23	JPY	3,671	0	0
05/2026	JPY	3,660	$23	0	0
SCX	04/2026	2,029	13	0	0
04/2026	$13	CAD	19	0	0
05/2026	CAD	19	$13	0	0
SOG	04/2026	JPY	11,194	72	2	0
04/2026	$77	EUR	67	0	0
05/2026	EUR	67	$77	0	0
SSB	04/2026	AUD	21	15	1	0

Total Forward Foreign Currency Contracts	$6	$(1)

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2026 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,778	$0	$3,778
Industrials	0	1,693	0	1,693
Utilities	0	100	0	100
U.S. Government Agencies	0	9,227	0	9,227
U.S. Treasury Obligations	0	15,730	0	15,730
Non-Agency Mortgage-Backed Securities	0	410	0	410
Asset-Backed Securities
Automobile Sequential	0	469	0	469
CMBS Other	0	87	0	87
Home Equity Other	0	1,297	0	1,297
Other ABS	0	35	0	35
Sovereign Issues	0	429	0	429
Short-Term Instruments
Repurchase Agreements	0	52,300	0	52,300

	$0	$85,555	$0	$85,555
Investments in Affiliates, at Value
Mutual Funds	21,354	0	0	21,354
Short-Term Instruments
Central Funds Used for Cash Management Purposes	24,445	0	0	24,445

	$45,799	$0	$0	$45,799

Total Investments	$45,799	$85,555	$0	$131,354

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,350	27	0	2,377
Over the counter	0	6	0	6

	$2,350	$33	$0	$2,383
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(19)	0	(20)
Over the counter	0	(1)	0	(1)

	$(1)	$(20)	$0	$(21)

Total Financial Derivative Instruments	$2,349	$13	$0	$2,362

Totals	$48,148	$85,568	$0	$133,716

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in a combination of affiliated and unaffiliated Funds, which may or may not be registered under the Act. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”). The Portfolio may invest in such funds to the extent permitted under the Act. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$15,856	$220	$0	$0	$(307)	$15,769	$222	$0
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	5,596	0	0	0	(11)	5,585	45	0
PIMCO Short-Term Floating NAV Portfolio III	26,009	9,641	(11,200)	0	(5)	24,445	243	0
Totals	$47,461	$9,861	$(11,200)	$0	$(323)	$45,799	$510	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc
BOS	BofA Securities, Inc.	DUB	Deutsche Bank AG	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	FAR	Wells Fargo Bank National Association	SOG	Societe Generale Paris
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SSB	State Street Bank and Trust Co.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	TRY	Turkish New Lira
CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar

Index/Spread Abbreviations:
EAFE	Europe, Australasia, and Far East Stock Index	S&P 500	Standard & Poor's 500 Index	SOFR	Secured Overnight Financing Rate

Other Abbreviations:
ABS	Asset-Backed Security	MSCI	Morgan Stanley Capital International	REMIC	Real Estate Mortgage Investment Conduit
CMBS	Collateralized Mortgage-Backed Security	OIS	Overnight Index Swap	TBA	To-Be-Announced

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 175.2% ¤
CORPORATE BONDS & NOTES 0.7%
BANKING & FINANCE 0.1%
GSG Bidco Ltd. 4.700% due 06/15/2031	EUR	300	$344
UBS Group AG 0.650% due 01/14/2028 •		100	114

			458

INDUSTRIALS 0.6%
Beignet Investor LLC 6.581% due 05/30/2049		$2,100	2,161
GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	300	344
6.375% due 06/15/2051		400	459

			2,964

Total Corporate Bonds & Notes (Cost $3,381)			3,422

U.S. GOVERNMENT AGENCIES 15.9%
Federal Home Loan Mortgage Corp.
5.890% due 01/01/2034 •		$1	1
6.040% due 07/01/2036 •		27	28
6.181% due 10/01/2036 •		10	10
6.195% due 09/01/2036 •		9	9
Federal Home Loan Mortgage Corp. REMICS
4.146% due 07/15/2044 •		91	89
4.602% due 11/25/2054 •		1,372	1,381
4.612% due 04/25/2055 •		1,228	1,236
4.662% due 02/25/2055 •		1,240	1,251
4.812% due 03/25/2055 •		650	655
4.862% due 02/25/2055 •		1,245	1,257
Federal Home Loan Mortgage Corp. STRIPS 4.237% due 09/15/2042 •		190	188
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.059% due 02/25/2045 •		15	15
Federal National Mortgage Association
5.114% due 10/01/2044 •		1	1
5.788% due 01/01/2036 •		7	8
6.155% due 11/01/2035 •		2	2
6.232% due 11/01/2034 •		3	3
6.529% due 07/01/2035 •		3	3
Federal National Mortgage Association REMICS
4.612% due 03/25/2055 •		1,308	1,317
4.673% due 07/25/2055 •		5,000	4,985
4.692% due 06/25/2055 •		1,686	1,704
4.862% due 12/25/2053 - 07/25/2055 •		2,207	2,226
6.125% due 05/25/2035 ~		4	4
Federal National Mortgage Association Trust 4.126% due 05/25/2042 •		1	1
Government National Mortgage Association 3.500% due 12/20/2052 - 01/20/2056		10,512	9,676
Government National Mortgage Association REMICS
4.823% due 06/20/2055 •		3,496	3,523
4.927% due 08/20/2068 •		275	277
5.592% due 04/20/2067 •		89	90
U.S. Small Business Administration 5.510% due 11/01/2027		13	13
Uniform Mortgage-Backed Security, TBA
4.000% due 04/01/2056 - 05/01/2056		12,100	11,415
4.500% due 05/01/2056		24,900	24,008
5.500% due 05/01/2056		3,300	3,311
6.000% due 06/01/2056		9,500	9,670
6.500% due 06/01/2056		2,900	2,998

Total U.S. Government Agencies (Cost $81,550)			81,355

U.S. TREASURY OBLIGATIONS 100.7%
U.S. Treasury Bonds
4.750% due 02/15/2056 (j)		100	98
U.S. Treasury Inflation Protected Securities (c)
0.625% due 02/15/2043 (j)		212	156

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2026 (Unaudited)

1.000% due 02/15/2046 (f)		2,882	2,140
1.375% due 02/15/2044		140	115
1.750% due 01/15/2028		9,583	9,723
2.125% due 02/15/2040 (f)		346	339
2.125% due 02/15/2054 (f)(j)		106	93
2.500% due 01/15/2029 (h)		2,484	2,578
3.875% due 04/15/2029 (f)		746	805
3.875% due 04/15/2029		148	160
0.125% due 10/15/2026 (f)		32,288	32,568
0.125% due 04/15/2027 (f)(h)		25,916	25,772
0.125% due 01/15/2030 (f)		26,671	25,535
0.125% due 07/15/2030 (f)		25,343	24,132
0.125% due 01/15/2032		7,274	6,696
0.250% due 07/15/2029		20,597	20,038
0.375% due 01/15/2027 (f)		25,997	26,050
0.375% due 07/15/2027 (f)		20,314	20,314
0.500% due 01/15/2028 (f)		26,668	26,468
0.625% due 07/15/2032 (f)(j)		112	106
0.750% due 07/15/2028		10,987	10,957
0.875% due 01/15/2029 (f)		28,078	27,879
1.125% due 10/15/2030 (f)		37,904	37,576
1.250% due 04/15/2028 (f)		32,527	32,663
1.375% due 07/15/2033 (f)		2,356	2,304
1.625% due 10/15/2027 (f)		27,172	27,602
1.625% due 10/15/2029 (f)		34,004	34,552
1.625% due 04/15/2030 (f)		30,751	31,069
1.750% due 01/15/2034		2,328	2,319
1.875% due 07/15/2034 (f)		5,286	5,314
1.875% due 07/15/2035 (f)		7,292	7,259
2.125% due 04/15/2029 (f)		37,641	38,654
2.125% due 01/15/2035		2,473	2,516
2.375% due 10/15/2028 (f)		29,199	30,237

Total U.S. Treasury Obligations (Cost $510,622)			514,787

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%
Alliance Bancorp Trust 4.273% due 07/25/2037 •		101	91
Banc of America Mortgage Trust
5.092% due 11/25/2035 ~		4	4
5.296% due 06/25/2035 ~		8	7
Bear Stearns ARM Trust
4.203% due 07/25/2036 ~		14	12
4.503% due 03/25/2035 ~		17	15
6.470% due 01/25/2035 ~		24	25
CHL Mortgage Pass-Through Trust 4.595% due 10/20/2035 ~		579	552
Citigroup Mortgage Loan Trust, Inc. 4.451% due 09/25/2037 ~		77	73
Countrywide Alternative Loan Trust
3.985% due 12/20/2046 •		425	384
4.033% due 06/25/2036 •		234	227
5.000% due 07/25/2035		34	18
6.000% due 02/25/2037		116	43
CSMC Trust 4.945% due 10/26/2036 ~		21	19
Eurosail-U.K. PLC 4.815% due 06/13/2045 •	GBP	36	47
First Horizon Alternative Mortgage Securities Trust
5.603% due 06/25/2034 ~		$2	2
6.000% due 02/25/2037		37	13
Government National Mortgage Association REMICS 4.453% due 10/20/2075 •		4,064	4,098
GreenPoint Mortgage Funding Trust
4.153% due 09/25/2046 •		55	52
4.333% due 11/25/2045 •		3	3
GSR Mortgage Loan Trust 6.449% due 01/25/2035 ~		4	4
HarborView Mortgage Loan Trust 4.271% due 03/19/2036 •		15	14
IndyMac INDA Mortgage Loan Trust 5.041% due 11/25/2035 ~		3	4
JP Morgan Mortgage Trust
5.132% due 02/25/2035 ~		9	9
5.937% due 08/25/2035 ~		8	7
6.222% due 07/25/2035 ~		1	2
MASTR Adjustable Rate Mortgages Trust 5.598% due 11/21/2034 ~		3	3
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 4.527% due 09/15/2030 •		6	4
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		329	319
RALI Trust
4.788% due 10/25/2037 ~		18	14

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2026 (Unaudited)

5.219% due 09/25/2045 •	33	28
Residential Asset Securitization Trust 4.193% due 05/25/2035 •	46	27
Sequoia Mortgage Trust
4.190% due 07/20/2036 •	31	27
5.172% due 04/25/2056 •	2,600	2,606
Structured Adjustable Rate Mortgage Loan Trust
5.259% due 01/25/2035 •	4	4
5.939% due 02/25/2034 ~	2	2
Structured Asset Mortgage Investments II Trust
4.213% due 04/25/2036 •	2	2
4.451% due 10/19/2034 •	2	2
WaMu Mortgage Pass-Through Certificates Trust
4.629% due 05/25/2047 •	75	65
4.688% due 12/25/2035 ~	20	18
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035	9	7

Total Non-Agency Mortgage-Backed Securities (Cost $8,874)		8,853

ASSET-BACKED SECURITIES 6.3%
CMBS OTHER 0.8%
Arbor Realty Commercial Real Estate Notes Ltd. 5.122% due 01/15/2037 •	387	388
LoanCore Issuer Ltd. 5.222% due 01/17/2037 •	103	102
MF1 LLC
5.000% due 02/18/2040 •	1,500	1,496
5.827% due 06/19/2037 •	424	424
PFP Ltd. 5.169% due 12/18/2042 •	1,500	1,500
TRTX Issuer Ltd. 5.328% due 02/15/2039 •	204	204

		4,114

HOME EQUITY OTHER 0.7%
ABFC Trust 4.073% due 10/25/2036 •	528	499
Argent Mortgage Loan Trust 4.273% due 05/25/2035 •	44	41
Argent Securities Trust
4.093% due 07/25/2036 •	191	175
4.113% due 05/25/2036 •	532	125
CIT Mortgage Loan Trust 5.293% due 10/25/2037 •	361	366
Citigroup Mortgage Loan Trust, Inc. 4.253% due 12/25/2036 •	32	22
Countrywide Asset-Backed Certificates
4.293% due 03/25/2037 •	57	57
4.993% due 10/25/2035 •	4	4
Countrywide Asset-Backed Certificates Trust
3.983% due 11/25/2037 •	330	318
4.533% due 08/25/2047 •	64	63
Credit-Based Asset Servicing & Securitization LLC
3.908% due 07/25/2037 •	7	5
4.008% due 07/25/2037 •	30	20
Ellington Loan Acquisition Trust 4.893% due 05/25/2037 •	11	10
Fremont Home Loan Trust 4.063% due 10/25/2036 •	67	63
GSAA Trust 6.720% due 03/25/2046 þ	33	17
GSAMP Trust
3.933% due 12/25/2036 •	39	19
4.768% due 03/25/2035 •	59	57
Home Equity Asset Trust 4.468% due 02/25/2036 •	140	139
JP Morgan Mortgage Acquisition Trust 4.213% due 10/25/2036 •	4	4
Long Beach Mortgage Loan Trust 4.033% due 08/25/2036 •	443	175
MASTR Asset-Backed Securities Trust 4.093% due 10/25/2036 •	156	50
Morgan Stanley Mortgage Loan Trust
6.000% due 02/25/2037 ~	39	22
6.410% due 11/25/2036 þ	656	137
New Century Home Equity Loan Trust 4.558% due 02/25/2035 •	58	57
Renaissance Home Equity Loan Trust 4.893% due 09/25/2037 •	861	339
Residential Asset Securities Corporation Trust
4.253% due 06/25/2036 •	111	111

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2026 (Unaudited)

4.288% due 04/25/2036 •		7	7
Saxon Asset Securities Trust 4.103% due 09/25/2037 •		58	56
Securitized Asset-Backed Receivables LLC Trust
3.943% due 07/25/2036 •		256	97
4.113% due 07/25/2036 •		125	40
Soundview Home Loan Trust 3.993% due 06/25/2037 •		479	332

			3,427

WHOLE LOAN COLLATERAL 0.4%
Citigroup Mortgage Loan Trust, Inc. 4.288% due 10/25/2036 •		380	376
IndyMac INDB Mortgage Loan Trust 3.933% due 07/25/2036 •		207	65
Lehman XS Trust
4.113% due 05/25/2036 •		58	51
4.743% due 06/25/2036 þ		61	60
6.093% due 12/25/2037 •		258	263
Securitized Asset-Backed Receivables LLC Trust
4.233% due 10/25/2036 •		3,559	1,165
4.293% due 05/25/2036 •		397	213

			2,193

OTHER ABS 4.4%
Arbour CLO VI DAC 3.134% due 11/15/2037 •	EUR	1,000	1,156
BlackRock European CLO VII DAC 2.636% due 10/15/2031 •		84	97
Capital Four U.S. CLO I Ltd. 4.805% due 01/18/2035 •		$2,200	2,197
Carlyle Euro CLO DAC 2.716% due 01/15/2031 •	EUR	85	99
CarVal CLO III Ltd. 4.658% due 07/20/2032 •		$1,688	1,687
Dryden 52 Euro CLO DAC 2.844% due 05/15/2034 •	EUR	155	180
Dryden 69 Euro CLO DAC 3.006% due 10/18/2034 •		1,900	2,194
Elevation CLO Ltd. 4.798% due 07/25/2034 •		$500	501
Elmwood CLO 15 Ltd. 4.819% due 04/22/2035 •		1,500	1,500
Euro-Galaxy III CLO DAC 2.650% due 04/24/2034 •	EUR	428	495
Hayfin Emerald CLO VI DAC 3.266% due 10/15/2038 •		2,000	2,310
Invesco Euro CLO XII DAC 3.277% due 07/15/2037 •		2,100	2,421
LCM 29 Ltd. 5.004% due 04/15/2031 •		$130	131
Madison Park Funding XLIX Ltd. 4.718% due 10/19/2034 •		1,600	1,601
OCP Euro CLO DAC 3.256% due 10/20/2039 •	EUR	600	693
Romark CLO - IV Ltd. 4.790% due 07/10/2034 •		$2,000	2,002
SLM Student Loan Trust 4.699% due 10/25/2064 •		189	190
St. Paul's CLO II DAC 3.010% due 10/25/2035 •	EUR	500	577
Tikehau CLO V DAC 3.216% due 10/15/2038 •		500	578
Venture 36 CLO Ltd. 5.059% due 04/20/2032 •		$235	235
Verdelite Static CLO Ltd. 4.798% due 07/20/2032 •		1,203	1,204
Voya Euro CLO II DAC 2.976% due 07/15/2035 •	EUR	400	462

			22,510

Total Asset-Backed Securities (Cost $33,520)			32,244

SOVEREIGN ISSUES 7.0%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (b)	BRL	18,900	3,534
0.000% due 10/01/2026 (b)		30,800	5,570
Canada Government Real Return Bonds 4.250% due 12/01/2026 (c)	CAD	1,127	837
French Republic Government Bonds OAT 0.100% due 07/25/2031 (c)	EUR	3,174	3,559

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2026 (Unaudited)

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		743	850
1.800% due 05/15/2036 (c)		310	361
Japan Government CPI-Linked Bonds
0.005% due 03/10/2034 (c)	JPY	200,116	1,215
0.005% due 03/10/2035 (c)		102,249	616
0.100% due 03/10/2028 (c)		384,465	2,431
0.100% due 03/10/2029 (c)		968,076	6,081
Japan Government Thirty Year Bonds 3.400% due 12/20/2055		410,000	2,468
U.K. Gilts 4.000% due 10/22/2031	GBP	6,500	8,390

Total Sovereign Issues (Cost $38,632)			35,912

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(d)		230,000	230

Total Preferred Securities (Cost $230)			230

SHORT-TERM INSTRUMENTS 42.8%
REPURCHASE AGREEMENTS (e) 41.5%			212,100

U.S. TREASURY BILLS 1.3%
3.686% due 06/30/2026 (a)(b)		$6,690	6,630

Total Short-Term Instruments (Cost $218,730)			218,730

Total Investments in Securities (Cost $895,539)			895,533

		SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		21,539	210

Total Short-Term Instruments (Cost $210)			210

Total Investments in Affiliates (Cost $210)			210

Total Investments 175.3% (Cost $895,749)			$895,743
Financial Derivative Instruments (g)(i) 1.4%(Cost or Premiums, net $333)			6,919
Other Assets and Liabilities, net (76.7)%			(391,641)

Net Assets 100.0%			$511,021

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2026 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.580%	03/31/2026	04/01/2026	$3,200	U.S. Treasury Notes 3.500% due 09/30/2027	$(3,267)	$3,200	$3,200
3.690	03/23/2026	04/13/2026	60,000	U.S. Treasury Notes 1.375% due 10/31/2028	(61,465)	60,000	60,055
3.720	03/31/2026	04/01/2026	120,000	U.S. Treasury Notes 4.125% due 10/31/2029	(122,464)	120,000	120,013
BPS	3.720	03/31/2026	04/01/2026	10,400	U.S. Treasury Bonds 4.000% due 11/15/2052	(10,576)	10,400	10,401
JPS	3.700	03/31/2026	04/01/2026	18,500	U.S. Treasury Notes 4.000% due 02/28/2030	(18,920)	18,500	18,502

Total Repurchase Agreements	$(216,692)	$212,100	$212,171

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOM	3.780%	03/11/2026	04/06/2026	$(15,552)	$(15,586)
BOS	3.750	03/30/2026	04/06/2026	(539)	(540)
DEU	3.760	03/18/2026	04/08/2026	(2,012)	(2,015)
3.760	03/31/2026	04/07/2026	(5,535)	(5,536)
3.770	03/03/2026	04/07/2026	(1,270)	(1,274)
JPS	3.760	03/10/2026	04/21/2026	(60,747)	(60,887)
3.760	03/20/2026	04/13/2026	(1,484)	(1,485)

Total Reverse Repurchase Agreements	$(87,323)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	3.770%	03/12/2026	04/16/2026	$(137,419)	$(137,707)
3.770	03/27/2026	04/06/2026	(3,892)	(3,894)
BPS	3.770	03/18/2026	04/22/2026	(26,381)	(26,420)
3.780	03/24/2026	04/14/2026	(56,552)	(56,600)
MSC	3.770	04/01/2026	04/02/2026	(41,623)	(41,623)
TDM	3.770	03/19/2026	04/09/2026	(30,965)	(31,007)

Total Sale-Buyback Transactions	$(297,251)

(f)	Securities with an aggregate market value of $383,173 and cash of $123 have been pledged as collateral under the terms of master agreements as of March 31, 2026.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(303,390) at a weighted average interest rate of 3.774%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(383) of deferred price drop.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2026 (Unaudited)

PURCHASED OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - ICE Crude Oil June 2026 Futures	$60.000	04/27/2026	18	$18	$36	$2
Put - NYMEX Crude Oil June 2026 Futures	56.000	05/14/2026	11	11	22	4

Total Purchased Options	$58	$6

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CME Silver December 2026 Futures	$65.000	11/24/2026	10	$50	$(472)	$(945)
Put - CME Silver December 2026 Futures	65.000	11/24/2026	10	50	(468)	(364)
Call - CME Silver December 2026 Futures	100.000	11/24/2026	5	25	(83)	(202)
Call - CME Silver December 2026 Futures	120.000	11/24/2026	4	20	(42)	(112)
Put - CME Silver May 2026 Futures	80.000	04/27/2026	2	10	(40)	(83)
Call - ICE Crude Oil June 2026 Futures	79.000	04/27/2026	18	18	(36)	(473)
Call - NYMEX Crude Oil June 2026 Futures	72.000	05/14/2026	11	11	(21)	(252)

Total Written Options	$(1,162)	$(2,431)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond June Futures	06/2026	77	$5,725	$(36)	$54	$0
Brent Crude December Futures	10/2027	49	3,600	205	0	(149)
Brent Crude February Futures	12/2026	2	155	17	0	(8)
Brent Crude January Futures	11/2026	6	471	75	0	(26)
Brent Crude November Futures	09/2026	15	1,215	240	0	(70)
Brent Crude October Futures	08/2026	1	83	18	0	(5)
Brent Dubai Swap August Futures	08/2026	1	1	1	0	0
Brent Dubai Swap July Futures	07/2026	1	1	1	0	0
Brent Dubai Swap September Futures	09/2026	1	1	1	0	0
California Carbon Allowance Vintage December Futures	12/2026	414	11,952	(1,176)	0	(108)
Carbon Emissions December Futures	12/2026	3	251	(5)	3	0
Cocoa July Futures	07/2026	10	337	6	10	0
Copper July Futures	07/2026	2	283	(3)	4	0
Cotton No. 2 December Futures	12/2026	1	37	0	0	(1)
Euro-BTP Future June Futures	06/2026	143	19,220	(504)	231	0
Euro-Bund June Futures	06/2026	67	9,710	(205)	70	0
Euro-Schatz June Futures	06/2026	193	23,591	(61)	31	(1)
Gas Oil September Futures	09/2026	2	186	46	0	(3)
Gold 100 oz. June Futures	06/2026	11	5,146	106	133	0
Hard Red Winter Wheat May Futures	05/2026	42	1,335	97	17	(1)
Hard Red Winter Wheat September Futures	09/2026	11	364	20	4	0
Henry Hub Natural Gas April Futures	03/2031	1	8	(1)	0	0
Henry Hub Natural Gas August Futures	07/2031	1	9	0	0	0
Henry Hub Natural Gas December Futures	11/2031	1	11	2	0	0
Henry Hub Natural Gas February Futures	01/2031	1	10	2	0	0
Henry Hub Natural Gas January Futures	12/2030	1	11	3	0	0
Henry Hub Natural Gas July Futures	06/2031	1	8	0	0	0
Henry Hub Natural Gas June Futures	05/2031	1	8	0	0	0
Henry Hub Natural Gas March Futures	02/2031	1	9	0	0	0
Henry Hub Natural Gas May Futures	04/2031	1	8	(1)	0	0
Henry Hub Natural Gas November Futures	10/2031	1	9	1	0	0
Henry Hub Natural Gas October Futures	09/2031	1	9	0	0	0
Henry Hub Natural Gas September Futures	08/2031	1	9	0	0	0
Iron Ore July Futures	07/2026	72	747	(6)	0	(6)
Iron Ore May Futures	05/2026	32	338	(5)	0	(2)
Live Cattle June Futures	06/2026	12	1,168	38	15	0
LME Nickel July Futures	07/2026	4	411	(7)	1	(8)
LME Zinc July Futures	07/2026	2	162	0	0	0
Natural Gas April Futures	03/2027	3	96	(6)	0	(2)
Natural Gas February Futures	01/2027	1	44	(1)	0	(2)
Natural Gas May Futures	04/2026	15	433	(18)	0	(1)
Natural Gas September Futures	08/2026	3	98	(8)	0	(2)
New York Harbor September Futures	08/2026	2	266	29	0	(9)
Platinum July Futures	07/2026	17	1,675	48	55	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2026 (Unaudited)

RBOB Gasoline September Futures	08/2026	2	222	26	0	(7)
Silver December Futures	12/2026	6	2,304	(643)	134	0
Soybean July Futures	07/2026	23	1,364	(2)	12	0
Soybean Meal December Futures	12/2026	15	467	(4)	4	0
Soybean Meal July Futures	07/2026	72	2,263	(12)	9	0
Soybean Meal May Futures	05/2026	7	221	12	1	0
Soybean November Futures	11/2026	10	579	13	7	0
Soybean Oil July December Futures	12/2026	3	118	11	1	0
U.S. Treasury 5-Year Note June Futures	06/2026	403	43,596	(600)	57	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	54	6,130	(97)	16	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	116	13,521	(269)	25	0
Wheat September Futures	09/2026	10	319	15	3	0
WTI Crude December Futures	11/2026	53	3,841	202	0	(232)
WTI Crude December Futures	11/2029	2	129	(5)	0	(4)
WTI Crude February Futures	01/2027	8	568	51	0	(31)
WTI Crude January Futures	12/2026	6	430	58	0	(25)
WTI Crude November Futures	10/2026	11	810	137	0	(50)

				$(2,194)	$897	$(753)

SHORT FUTURES CONTRACTS
					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Arabica Coffee July Futures	07/2026	4	$(436)	$3	$0	$(5)
Arabica Coffee September Futures	09/2026	3	(313)	(2)	0	(3)
Brent Crude April Futures	02/2027	4	(304)	(44)	15	0
Brent Crude August Futures	06/2026	6	(541)	(85)	28	0
Brent Crude December Futures	10/2026	9	(717)	16	31	0
Brent Crude December Futures	10/2028	3	(215)	(10)	7	0
Brent Crude December Futures	10/2029	2	(141)	7	4	0
Brent Crude July Futures	05/2026	5	(481)	(57)	21	0
Brent Crude June Futures	04/2026	8	(832)	(116)	27	0
Brent Crude June Futures	04/2027	11	(826)	(122)	38	0
Brent Crude March Futures	01/2027	9	(690)	(79)	35	0
Brent Crude March Futures	03/2027	3	(227)	(32)	11	0
Brent Dubai Swap May Futures	05/2026	3	(3)	2	1	0
Corn December Futures	12/2026	30	(726)	3	0	0
Corn July Futures	07/2026	85	(1,990)	0	0	(7)
Corn September Futures	09/2026	20	(470)	(24)	0	0
Euro-Bobl June Futures	06/2026	55	(7,338)	119	0	(29)
Euro-Buxl 30-Year Bond June Futures	06/2026	18	(2,294)	27	0	(43)
Euro-Oat June Futures	06/2026	165	(22,636)	591	1	(174)
Hard Red Winter Wheat December Futures	12/2026	4	(136)	0	0	(1)
Hard Red Winter Wheat July Futures	07/2026	17	(551)	(24)	1	(6)
Japan Government 10-Year Bond June Futures	06/2026	12	(9,853)	88	2	(21)
Lean Hogs June Futures	06/2026	22	(924)	33	7	0
LME Aluminum July Futures	07/2026	2	(173)	(7)	0	(7)
LME Lead Futures July Futures	07/2026	9	(430)	5	5	0
Natural Gas January Futures	12/2026	1	(49)	1	2	0
Natural Gas July Futures	06/2026	14	(453)	22	8	0
Natural Gas June Futures	05/2026	5	(251)	11	15	0
Natural Gas March Futures	02/2027	3	(105)	2	3	0
Natural Gas May Futures	04/2026	1	(53)	2	2	(2)
Silver May Futures	05/2026	15	(5,619)	(210)	0	(297)
SNG KEROS vs. SNG GA August Futures	08/2026	1	(5)	9	1	0
SNG KEROS vs. SNG GA July Futures	07/2026	1	(5)	9	1	0
SNG KEROS vs. SNG GA May Futures	05/2026	1	(4)	25	2	0
SNG KEROS vs. SNG GA September Futures	09/2026	1	(5)	9	0	0
Soybean Oil July Futures	07/2026	6	(248)	(10)	0	(1)
Sugar No. 11 October Futures	09/2026	19	(342)	(41)	2	0
U.S. Treasury 2-Year Note June Futures	06/2026	257	(53,313)	290	0	(20)
U.S. Treasury 10-Year Note June Futures	06/2026	19	(2,110)	35	0	(5)
U.S. Treasury Long-Term Bond June Futures	06/2026	189	(21,522)	651	0	(71)
Wheat July Futures	07/2026	16	(501)	(16)	0	(5)
Wheat May Futures	05/2026	20	(616)	(71)	0	(9)
WTI Crude April Futures	03/2027	4	(281)	(35)	14	0
WTI Crude August Futures	07/2026	4	(327)	(76)	18	0
WTI Crude December Futures	11/2026	1	(72)	(4)	4	0
WTI Crude December Futures	11/2027	15	(1,026)	(2)	45	0
WTI Crude December Futures	11/2028	2	(133)	6	5	0
WTI Crude July Futures	06/2026	6	(519)	(146)	24	0
WTI Crude June Futures	05/2026	7	(652)	(45)	20	0
WTI Crude June Futures	05/2027	13	(906)	(108)	43	0
WTI Crude March Futures	02/2027	8	(564)	(53)	30	0
WTI Crude May Futures	04/2027	3	(210)	(26)	10	0
WTI Crude October Futures	09/2026	4	(301)	(35)	19	0
WTI Crude September Futures	08/2026	5	(390)	16	24	0

				$502	$526	$(706)

Total Futures Contracts				$(1,692)	$1,423	$(1,459)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2026 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	10,100	$(213)	$18	$(195)	$21	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030		4,700	(47)	(113)	(160)	14	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		16,340	(293)	(404)	(697)	33	(7)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	195,330	18	0	18	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		640,000	80	9	89	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		309,000	127	12	139	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		$1,500	(104)	51	(53)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		1,590	(108)	54	(54)	1	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		20,018	65	134	199	0	(20)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030		700	0	7	7	0	(1)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030		100	0	1	1	0	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.422	Annual	08/31/2030		5,200	0	32	32	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		700	(1)	(1)	(2)	0	(1)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033		3,400	0	29	29	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		1,550	69	0	69	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.758	Annual	08/15/2035		3,200	0	19	19	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.768	Annual	08/15/2035		4,000	0	21	21	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.777	Annual	08/15/2035		4,300	0	20	20	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.801	Annual	08/15/2035		4,900	(1)	14	13	0	(4)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.712	Annual	11/15/2035		1,600	0	17	17	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		1,850	445	203	648	6	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		4,600	64	45	109	16	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053		200	0	5	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053		4,234	32	23	55	15	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.082	Annual	11/15/2053		100	0	1	1	0	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.083	Annual	11/15/2053		500	0	6	6	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		1,400	350	151	501	5	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		6,700	506	931	1,437	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		2,300	61	203	264	8	0
Receive	1-Day USD-SOFR Compounded-OIS	4.052	Annual	02/15/2056		200	0	3	3	1	0
Receive	6-Month EUR-EURIBOR	2.120	Annual	09/03/2027	EUR	11,300	0	(27)	(27)	0	(10)
Pay(2)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		27,930	(473)	(543)	(1,016)	247	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		900	426	138	564	0	(5)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		950	449	146	595	0	(5)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2026 (Unaudited)

Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		1,800	850	275	1,125	0	(10)
Receive	6-Month EUR-EURIBOR	3.050	Annual	01/13/2056		3,210	134	(101)	33	0	(35)
Receive(2)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		8,290	142	67	209	0	(93)
Pay	BACVWSAV Index	0.000	Monthly	09/30/2026		$379	0	0	0	0	0
Receive	CPTFEMU	2.000	Maturity	02/15/2027	EUR	2,000	7	25	32	3	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,100	23	21	44	1	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		100	1	2	3	0	0
Receive	CPTFEMU	1.636	Maturity	06/15/2027		2,200	0	49	49	3	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		130	(28)	(3)	(31)	0	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		140	(1)	0	(1)	0	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034		900	(2)	15	13	1	0
Receive	CPTFEMU	2.034	Maturity	09/15/2034		1,200	(2)	22	20	1	0
Pay	CPTFEMU	2.488	Maturity	05/15/2037		80	(3)	1	(2)	0	0
Pay	CPTFEMU	1.945	Maturity	11/15/2048		100	(23)	5	(18)	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		200	(9)	11	2	1	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		700	(28)	36	8	3	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		200	(8)	9	1	1	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		230	(19)	13	(6)	1	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		700	22	29	51	3	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		300	32	10	42	2	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		200	16	7	23	1	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		400	40	12	52	2	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		$130	10	3	13	0	0
Pay	CPURNSA	3.300	Maturity	06/04/2026		1,900	0	(1)	(1)	0	(5)
Pay	CPURNSA	3.435	Maturity	08/01/2026		2,700	0	(10)	(10)	3	0
Pay	CPURNSA	3.434	Maturity	08/27/2026		2,600	0	(7)	(7)	3	0
Pay	CPURNSA	2.102	Maturity	07/20/2027		1,800	(215)	(60)	(275)	2	0
Pay	CPURNSA	2.080	Maturity	07/25/2027		1,300	(158)	(44)	(202)	1	0
Pay	CPURNSA	2.122	Maturity	08/01/2027		1,900	(223)	(64)	(287)	2	0
Receive	CPURNSA	1.794	Maturity	08/24/2027		600	89	21	110	0	(1)
Receive	CPURNSA	1.798	Maturity	08/25/2027		300	44	11	55	0	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		300	42	11	53	0	0
Pay	CPURNSA	2.180	Maturity	09/20/2027		650	(74)	(21)	(95)	0	0
Pay	CPURNSA	2.150	Maturity	09/25/2027		600	(70)	(20)	(90)	0	0
Pay	CPURNSA	2.155	Maturity	10/17/2027		1,400	(163)	(46)	(209)	1	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		2,010	(184)	(60)	(244)	1	0
Pay	CPURNSA	2.353	Maturity	05/09/2028		630	(55)	(18)	(73)	0	0
Pay	CPURNSA	2.360	Maturity	05/09/2028		950	(83)	(27)	(110)	1	0
Pay	CPURNSA	2.364	Maturity	05/10/2028		960	(83)	(28)	(111)	1	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		1,800	(158)	(51)	(209)	1	0
Receive	CPURNSA	2.573	Maturity	08/26/2028		1,100	68	27	95	0	(1)
Receive	CPURNSA	2.645	Maturity	09/10/2028		500	27	12	39	0	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		1,100	(127)	(30)	(157)	1	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		400	(54)	(11)	(65)	0	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		2,800	(359)	(77)	(436)	2	0
Receive	CPURNSA	2.311	Maturity	02/24/2031		8,300	896	169	1,065	0	(5)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	EUR	390	(47)	32	(15)	0	(1)
Receive	UKRPI	3.365	Maturity	09/15/2027	GBP	2,300	1	45	46	1	0
Pay	UKRPI	3.500	Maturity	08/15/2034		1,600	9	(26)	(17)	0	(10)
Pay	UKRPI	3.466	Maturity	09/15/2034		700	0	(12)	(12)	0	(5)

Total Swap Agreements							$1,729	$1,431	$3,160	$437	$(249)

(h)	Securities with an aggregate market value of $4,162 and cash of $6,423 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)	Unsettled variation margin asset of $52 and liability of $(34) for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		04/2026		CAD	6,311		$4,608		$70		$0
BOA		04/2026		BRL	1,200		230		0		(2)
		04/2026		CNH	1,158		168		0		0
		04/2026		EUR	27		31		0		0
		04/2026		GBP	141		190		3		0
		04/2026		INR	44,238		471		4		0
		04/2026		KRW	116,660		80		2		0
		04/2026		PLN	898		243		1		0
		04/2026			$229		BRL	1,200	3		0
		04/2026			60		CNH	414	0		0
		04/2026			3,335		EUR	2,822	0		(73)
		04/2026			471		INR	44,317	1		0
		04/2026			853		JPY	136,049	5		0
		04/2026			59		MXN	1,093	2		0
		04/2026			299		PLN	1,087	0		(6)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2026 (Unaudited)

	05/2026	JPY	135,639		$853	0	(5)
	06/2026	ILS	2,226		717	8	0
	06/2026	MXN	6,120		341	2	0
	06/2026		$19	BRL	99	0	0
	10/2026	BRL	1,300		$238	0	(3)
BPS	04/2026		17,826		3,322	0	(119)
	04/2026	CNH	414		60	0	0
	04/2026	ILS	2,081		673	11	0
	04/2026	KRW	319,531		213	1	0
	04/2026	NZD	1,738		1,028	29	0
	04/2026	PLN	360		97	0	0
	04/2026	THB	40,914		1,266	24	(1)
	04/2026		$506	AUD	726	0	(5)
	04/2026		3,385	BRL	17,826	56	0
	04/2026		2,047	IDR	34,644,630	0	(7)
	04/2026		407	ILS	1,290	3	0
	04/2026		621	INR	57,345	0	(15)
	04/2026		243	KRW	362,529	1	(2)
	04/2026		829	PLN	2,988	0	(24)
	04/2026		1	THB	21	0	0
	04/2026		1,130	TWD	36,105	0	(3)
	05/2026	ILS	1,288		$407	0	(3)
	05/2026	INR	92,016		973	0	(4)
	05/2026	TWD	21,267		660	0	(3)
	05/2026		$380	BRL	1,995	3	0
	05/2026		487	IDR	8,293,741	1	0
	05/2026		96	THB	3,152	0	0
	06/2026		167	IDR	2,813,915	0	(2)
	07/2026	BRL	6,300		$1,174	0	(18)
	07/2026		$1,640	BRL	8,812	27	0
	10/2026	BRL	8,400		$1,532	0	(22)
BRC	04/2026	SGD	720		563	3	0
	04/2026	TRY	22,747		493	0	(9)
	04/2026		$368	PLN	1,324	0	(11)
	04/2026		424	SEK	3,851	0	(18)
	04/2026		3,934	TRY	175,142	7	0
	04/2026		562	ZAR	9,203	0	(19)
	05/2026	TRY	4,652		$100	0	(1)
BSH	04/2026	BRL	17,400		3,196	0	(164)
	04/2026		$3,351	BRL	17,400	9	0
	04/2026		6,710	GBP	5,041	0	(38)
	04/2026		4,710	JPY	751,986	28	0
	04/2026		3,544	NZD	6,139	0	(16)
	04/2026		609	PLN	2,203	0	(16)
	05/2026	GBP	5,041		$6,710	38	0
	05/2026	JPY	749,721		4,710	0	(28)
	05/2026	NZD	6,139		3,548	17	0
	10/2026	BRL	18,600		3,433	0	(9)
CBK	04/2026	CNH	414		60	0	0
	04/2026	EUR	3,190		3,695	8	0
	04/2026	GBP	345		462	6	0
	04/2026	INR	334,730		3,581	46	0
	04/2026	NOK	1,645		169	0	(1)
	04/2026	SEK	940		101	2	0
	04/2026	THB	22		1	0	0
	04/2026	TWD	1,561		49	0	0
	04/2026		$180	CNH	1,237	0	0
	04/2026		989	GBP	745	0	(3)
	04/2026		7,911	INR	729,940	7	(182)
	04/2026		1	THB	25	0	0
	06/2026	COP	1,483,306		$382	0	(15)
	06/2026	ILS	375		121	2	0
	06/2026		$120	IDR	2,021,297	0	(1)
	06/2026		510	MXN	9,017	0	(10)
	09/2026		436	COP	1,689,019	7	0
	09/2026		121	MXN	2,171	0	(2)
DUB	04/2026	ILS	2,697		$871	13	0
	04/2026	INR	133,710		1,419	9	(2)
	04/2026		$179	CNH	1,225	0	(1)
	04/2026		1,535	INR	144,766	10	(7)
	04/2026		6,153	SGD	7,860	0	(40)
	04/2026		421	THB	13,762	0	(4)
	05/2026	SGD	7,842		$6,153	39	0
	06/2026	THB	13,734		421	2	0
FAR	04/2026	AUD	1,779		1,261	33	0
	04/2026	CHF	674		873	30	0
	04/2026	GBP	5,490		7,417	150	0
	04/2026	JPY	232,551		1,488	23	0
	04/2026		$724	CHF	577	0	(2)
	04/2026		258	GBP	192	0	(4)
	04/2026		5,867	JPY	936,292	33	0
	04/2026		409	PLN	1,475	0	(11)
	04/2026		33	SGD	42	0	0
	05/2026	CHF	575		$724	3	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2026 (Unaudited)

	05/2026	JPY	933,463		5,866	0	(33)
	05/2026	SGD	42		33	0	0
	05/2026		$255	GBP	190	0	(3)
	06/2026	ILS	966		$313	6	0
	06/2026		$1,625	MXN	28,289	0	(56)
	09/2026		99		1,740	0	(3)
GLM	04/2026	BRL	48,511		$8,806	0	(560)
	04/2026	ILS	1,310		421	5	0
	04/2026	INR	3,629		40	2	0
	04/2026		$9,264	BRL	48,511	102	0
	04/2026		156	CNH	1,074	0	0
	04/2026		54	IDR	910,657	0	0
	04/2026		503	MXN	9,279	14	0
	04/2026		233	THB	7,629	0	(1)
	06/2026	IDR	2,518,285		$149	1	0
	06/2026	THB	7,616		232	0	0
	06/2026		$4,563	BRL	24,569	118	0
	06/2026		263	IDR	4,454,133	0	(1)
	06/2026		81	ILS	253	0	0
	06/2026		1,554	MXN	27,374	0	(36)
	07/2026	BRL	9,100		$1,686	0	(35)
	07/2026		$50	BRL	271	1	0
IND	04/2026	EUR	16,834		$19,877	420	0
JPM	04/2026	BRL	9,400		1,586	0	(229)
	04/2026	CNH	1,377		199	0	(1)
	04/2026	EUR	21		24	0	0
	04/2026	INR	70,000		745	5	0
	04/2026	PLN	1,836		500	6	(1)
	04/2026	SGD	7,183		5,699	113	0
	04/2026		$1,788	BRL	9,400	27	0
	04/2026		1,187	EUR	1,011	0	(18)
	04/2026		745	INR	70,120	2	0
	04/2026		1,994	MXN	35,794	5	(4)
	04/2026		599	PLN	2,231	2	0
	04/2026		1,376	ZAR	22,983	0	(20)
	04/2026	ZAR	9,748		$574	0	(2)
	05/2026		$89	CNH	616	0	0
	06/2026	ILS	862		$279	4	0
	06/2026	MXN	6,496		362	2	0
	07/2026	BRL	3,500		647	0	(15)
	10/2026		2,500		455	0	(7)
MBC	04/2026	CHF	188		239	4	0
	04/2026	EUR	27		31	0	0
	04/2026	GBP	0		0	0	0
	04/2026	JPY	683,067		4,335	36	(5)
	04/2026	KRW	554,691		379	10	0
	04/2026	NOK	94		10	0	0
	04/2026	SEK	2,120		226	2	0
	04/2026	THB	14,722		463	16	0
	04/2026		$361	CHF	284	0	(6)
	04/2026		113	EUR	97	0	0
	04/2026		500	INR	46,380	0	(10)
	04/2026		1,810	JPY	289,422	14	0
	04/2026		152	MXN	2,798	4	0
	04/2026		223	NOK	2,184	2	0
	05/2026	JPY	288,548		$1,810	0	(14)
	05/2026	NOK	2,185		223	0	(2)
	05/2026		$0	GBP	0	0	0
	06/2026	MXN	785		$44	0	0
MYI	04/2026	PLN	178		50	2	0
NGF	04/2026	NOK	448		47	0	0
SCX	04/2026	JPY	182,892		1,172	20	0
	04/2026	NZD	4,401		2,631	102	0
	04/2026	THB	1,143		36	1	0
	04/2026		$4,916	CAD	6,807	0	(23)
	04/2026		754	INR	68,705	0	(29)
	04/2026		180	PLN	650	0	(5)
	05/2026	CAD	6,797		$4,916	23	0
	05/2026		$564	JPY	89,700	3	0
	06/2026		439	IDR	7,407,492	0	(4)
SOG	04/2026	EUR	1,084		$1,283	30	0
	04/2026	JPY	1,008,764		6,483	127	0
	04/2026	SEK	793		83	0	(1)
	04/2026		$19,910	EUR	17,253	32	0
	05/2026	EUR	17,253		$19,941	0	(31)
	05/2026		$83	SEK	791	1	0
	06/2026	ILS	687		$223	4	0
SSB	04/2026	AUD	2,870		2,042	62	0
	04/2026	CAD	487		356	6	0
	04/2026	JPY	6,577		42	1	0
	08/2026		$456	COP	1,740,967	3	0
UAG	04/2026	PLN	908		$247	2	0
	04/2026		$854	PLN	3,091	0	(22)
	06/2026	COP	1,838,646		$474	0	(18)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2026 (Unaudited)

06/2026	ILS	1,113	360	5	0
06/2026	MXN	1,002	56	0	0
06/2026	$638	MXN	11,127	0	(21)

Total Forward Foreign Currency Contracts	$2,129	$(2,147)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-45 5-Year Index	Sell	0.850%	05/20/2026	1,600	$(2)	$(1)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	$(55)	$(29)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	1,400	$(13)	$(4)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	1,400	(12)	(19)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	12,500	(113)	(33)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	12,500	(113)	(187)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	5,000	(46)	(18)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	5,000	(46)	(64)

$(343)	$(325)

Total Written Options	$(400)	$(355)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$10	$(1)	$1	$0	$0
GST	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	4	1	(1)	0	0
SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	400	(1)	2	1	0

$(1)	$2	$1	$0

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	BACVWSAV Index	1	(0.550)%	Monthly	03/31/2026	$379	$0	$0	$0	$0
BPS	Receive	BCOMTR Index	140,456	3.740% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	06/15/2026	47,168	109	923	1,032	0
Receive	BCOMF1NTC Index	17,434	0.120%	Monthly	03/15/2027	2,193	0	(30)	0	(30)
Receive	BCOMF1TC Index	140,482	3.760% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	03/15/2027	20,151	0	162	162	0
CBK	Receive	BCOMF1TC Index	421	3.760% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	05/15/2026	69	0	1	1	0
Receive	BCOMTR Index	15,475	3.740% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	05/15/2026	5,197	0	114	114	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2026 (Unaudited)

	Receive	CIXBSTR3 Index	118,366	3.770% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	05/15/2026	43,530	0	955	955	0
CIB	Receive	BCOMTR Index	11,132	3.740% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	06/15/2026	3,738	0	82	82	0
GST	Receive	BCOMF1NTC Index	1,176	3.820% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	406	0	(33)	0	(33)
	Receive	BCOMF1TC Index	102,940	3.760% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	54,711	0	439	439	0
	Receive	BCOMTR Index	1	3.750% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	6,615	0	(10)	0	(10)
	Receive	CMDSKEWLS Index	11,165	0.250%	Monthly	04/15/2026	7,691	0	58	58	0
	Pay	SPGCINP Index	721	(0.070)%	Monthly	01/15/2027	192	0	2	2	0
JPM	Receive	BCOMF1TC Index	21,991	3.770% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	07/15/2026	6,113	0	49	49	0
	Receive	JMABNIC5 Index	61,603	0.000%	Monthly	07/15/2026	14,974	0	84	84	0
	Receive	JMABFNJ2 Index	35,936	0.000%	Monthly	01/29/2027	3,851	0	0	0	0
MAC	Receive	BCOMTR Index	5,094	3.750% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/17/2026	1,711	0	37	37	0
	Receive	PIMCODB Index	200,698	0.000%	Monthly	08/17/2026	49,460	0	897	897	0
MEI	Receive	BCOMTR Index	13,109	3.740% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	09/15/2026	4,402	0	96	96	0
	Receive	BCOMTR2 Index	292,026	3.740% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	09/15/2026	74,862	0	1,660	1,660	0
MYI	Receive	BCOMTR Index	201,811	3.730% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2027	67,773	0	1,483	1,483	0
	Receive	BCOMTR1 Index	102,417	3.770% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2027	100,191	0	2,190	2,190	0
RBC	Receive	RBCAEC0T Index	50,266	3.720% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	11/16/2026	5,739	0	126	126	0
SOG	Receive	BCOMTR Index	8,773	3.720% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/15/2026	2,946	0	64	64	0

								$109	$9,349	$9,531	$(73)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	3.780% (SOFR plus a specified spread)	Maturity	04/20/2026	$10,000	$0	$2	$2	$0

VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	GOLDLNPM Index(6)		6.325%	Maturity	04/10/2026	$4,453	$0	$86	$86	$0

Total Swap Agreements								$108	$9,439	$9,620	$(73)

(j)

Securities with an aggregate market value of $269 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)							Notional Amount represents the number of contracts.

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2026 (Unaudited)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(6)		Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$458	$0	$458
Industrials	0	2,964	0	2,964
U.S. Government Agencies	0	81,355	0	81,355
U.S. Treasury Obligations	0	514,787	0	514,787
Non-Agency Mortgage-Backed Securities	0	8,853	0	8,853
Asset-Backed Securities
CMBS Other	0	4,114	0	4,114
Home Equity Other	0	3,427	0	3,427
Whole Loan Collateral	0	2,193	0	2,193
Other ABS	0	22,510	0	22,510
Sovereign Issues	0	35,912	0	35,912
Preferred Securities
Banking & Finance	0	230	0	230
Short-Term Instruments
Repurchase Agreements	0	212,100	0	212,100
U.S. Treasury Bills	0	6,630	0	6,630

	$0	$895,533	$0	$895,533
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$210	$0	$0	$210

Total Investments	$210	$895,533	$0	$895,743

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,331	535	0	1,866
Over the counter	0	11,749	0	11,749

	$1,331	$12,284	$0	$13,615
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,794)	(345)	0	(4,139)
Over the counter	0	(2,575)	0	(2,575)

	$(3,794)	$(2,920)	$0	$(6,714)

Total Financial Derivative Instruments	$(2,463)	$9,364	$0	$6,901

Totals	$(2,253)	$904,897	$0	$902,644

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on July 21, 2006, as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 43.7% of the Portfolio’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could

Notes to Financial Statements (Cont.)

obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. As such, the Portfolio’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

The Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes. The Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, the Portfolio with the Commodity Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of the Commodity Subsidiary’s “subpart F income,” whether or not such income is distributed by the Commodity Subsidiary. It is expected that all of the Commodity Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Portfolio’s recognition of the Commodity Subsidiary’s “subpart F income” will increase the Portfolio’s tax basis in the Commodity Subsidiary. Distributions by the Commodity Subsidiary to the Portfolio will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in the Commodity Subsidiary. “Subpart F income” is generally treated by the Portfolio as ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

If a net loss is realized by the Commodity Subsidiary, such loss is not generally available to offset the income earned by the Commodity Subsidiary’s parent Portfolio, and such loss cannot be carried forward to offset taxable income of the parent Portfolio or the Commodity Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the Portfolio or if the Portfolio’s income from in the subsidiary is derived with respect to the Portfolio’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Portfolio’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the Portfolio’s commodity-linked investments, there would likely be a significant adverse impact on the Portfolio, including the possibility of failing to qualify as a regulated investment company. If the Portfolio did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Portfolio level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in the Portfolio’s prospectus.

4. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity

Notes to Financial Statements (Cont.)

fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$88	$79,921	$(79,800)	$1	$0	$210	$21	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYC	Morgan Stanley Bank, N.A.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOM	Bank of Montreal	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	MAC	Macquarie Bank Limited	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co. LLC.

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
BRL	Brazilian Real	ILS	Israeli Shekel	SEK	Swedish Krona
CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar
CHF	Swiss Franc	JPY	Japanese Yen	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	NOK	Norwegian Krone	USD (or $)	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	LME	London Metal Exchange	OTC	Over the Counter
ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange

Index/Spread Abbreviations:
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	CMBX	Commercial Mortgage-Backed Index	MUTKCALM	Tokyo Overnight Average Rate
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	RBCAEC0T	Custom Commodity Forward Index
BCOMTR	Bloomberg Commodity Index Total Return	CPI	Consumer Price Index	SNG GA	Singapore Gasoil (Platts)
BCOMTR1	Bloomberg Custom Commodity Index	CPTFEMU	Eurozone HICP ex-Tobacco Index	SNG KEROS	Singapore Jet Kerosene (Platts)
BCOMTR2	Bloomberg Custom Commodity Index	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SOFR	Secured Overnight Financing Rate
Bobl	Bundesobligation, the German word for federal government bond	FRCPXTOB	France Consumer Price ex-Tobacco Index	SONIO	Sterling Overnight Interbank Average Rate
Brent	Brent Crude	GOLDLNPM	London Gold Market Fixing Ltd. PM	SPGCINP	S&P GSCI Industrial Metals ER
CDX.IG	Credit Derivatives Index - Investment Grade	JMABFNJ2	J.P. Morgan Custom Commodity Index	UKRPI	United Kingdom Retail Prices Index
CIXBSTR3	Custom Commodity Index	JMABNIC5	J.P. Morgan Custom Commodity Index

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	OAT	Obligations Assimilables du Trésor	REMIC	Real Estate Mortgage Investment Conduit
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TBA	To-Be-Announced
CMBS	Collateralized Mortgage-Backed Security	oz.	Ounce	WTI	West Texas Intermediate
DAC	Designated Activity Company

Schedule of Investments PIMCO Dynamic Bond Portfolio	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 134.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
Charter Communications Operating LLC 5.911% (TSFR3M + 2.250%) due 12/15/2031 ~		$182	$182
Ineos U.S. Finance LLC 6.918% (TSFR1M + 3.250%) due 02/18/2030 ~		99	87
LifePoint Health, Inc. 7.422% (TSFR3M + 3.750%) due 05/19/2031 ~		420	420
MI Windows & Doors LLC 6.418% (TSFR1M + 2.750%) due 03/28/2031 ~		98	91
Modena Buyer LLC 7.917% (TSFR3M + 4.250%) due 07/01/2031 ~		99	89

Total Loan Participations and Assignments (Cost $878)			869

CORPORATE BONDS & NOTES 17.5%
BANKING & FINANCE 9.6%
Ally Financial, Inc. 6.848% due 01/03/2030 •		100	104
American Assets Trust LP 3.375% due 02/01/2031		200	180
American Honda Finance Corp. 4.390% due 08/13/2027 •		200	200
Athene Global Funding 3.024% (EUR003M + 1.000%) due 02/23/2027 ~	EUR	100	116
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$18	17
4.950% due 01/15/2028		100	100
4.950% due 10/15/2032		200	195
Banca Monte dei Paschi di Siena SpA 7.708% due 01/18/2028 •	EUR	100	123
Barclays PLC 7.437% due 11/02/2033 •		$200	224
BGC Group, Inc. 6.150% due 04/02/2030		50	51
Blue Owl Finance LLC 6.250% due 04/18/2034		100	96
BNP Paribas SA
1.904% due 09/30/2028 •		200	192
3.052% due 01/13/2031 •		200	188
BPCE SA 7.003% due 10/19/2034 •		250	273
Cantor Fitzgerald LP 7.200% due 12/12/2028		200	208
Capital One Financial Corp. 5.399% due 01/30/2037 •		100	98
CI Financial Corp. 4.625% due 12/12/2031	EUR	100	116
Cooperatieve Rabobank UA 5.500% due 10/05/2026		$300	302
F&G Global Funding 5.875% due 01/16/2030		100	101
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		100	100
Ford Motor Credit Co. LLC 5.800% due 03/05/2027		200	201
Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		100	99
3.691% due 06/05/2028 •		400	397
4.516% due 01/21/2032 •		100	99
4.937% due 04/23/2028 •		100	101
GSG Bidco Ltd. 4.700% due 06/15/2031	EUR	100	115
HSBC Holdings PLC 4.398% due 03/10/2030 •		$200	199
ING Groep NV 5.550% due 03/19/2035 •		200	203
Jane Street Group/JSG Finance, Inc. 6.750% due 05/01/2033		100	102
JPMorgan Chase & Co.
2.947% due 02/24/2028 •		200	198
5.299% due 07/24/2029 •		200	204
JPMorgan Chase Bank NA 5.110% due 12/08/2026		250	251

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

Lloyds Banking Group PLC 5.462% due 01/05/2028 •		200	202
Mitsubishi UFJ Financial Group, Inc. 5.242% due 04/19/2029 •		200	203
Morgan Stanley
4.708% due 03/12/2032 •		100	99
5.123% due 02/01/2029 •		200	202
5.230% due 01/15/2031 •		200	203
Nationwide Building Society 4.302% due 03/08/2029 •		500	497
NatWest Group PLC 4.892% due 05/18/2029 •		200	201
Santander U.K. Group Holdings PLC 4.320% due 09/22/2029 •		200	198
Sumitomo Mitsui Financial Group, Inc. 5.454% due 01/15/2032		200	206
Takeoff Merger Sub, Inc. 4.850% due 03/24/2031		100	99
Thames Ssnm Unfunded Comm 9.750% due 10/10/2027	GBP	3	4
UBS AG 4.632% due 02/16/2032 •		$250	249
UBS Group AG 6.327% due 12/22/2027 •		250	253
VICI Properties LP 4.950% due 02/15/2030		200	200
Wells Fargo & Co.
1.000% due 02/02/2027	EUR	100	114
3.584% due 05/22/2028 •		$200	198
Wells Fargo Bank NA 5.254% due 12/11/2026		200	201

			8,482

INDUSTRIALS 5.8%
AbbVie, Inc. 4.950% due 03/15/2031		200	204
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		171	171
American Airlines Pass-Through Trust 3.000% due 04/15/2030		229	222
Ashtead Capital, Inc. 5.950% due 10/15/2033		200	206
Beignet Investor LLC 6.581% due 05/30/2049		950	977
Boeing Co. 6.298% due 05/01/2029		100	105
Broadcom, Inc. 5.050% due 04/15/2030		200	204
Fedex Freight Holding Co., Inc. 4.650% due 03/15/2031		150	147
Flora Food Management BV 6.875% due 07/02/2029	EUR	100	109
Flutter Treasury DAC 6.125% due 06/04/2031	GBP	100	128
Frontier Communications Holdings LLC 8.750% due 05/15/2030		$100	103
GSG Bidco Ltd. 5.375% due 06/15/2036	EUR	100	115
Hilton Domestic Operating Co., Inc. 3.750% due 05/01/2029		$100	96
Hyundai Capital America 4.900% due 06/23/2028		200	201
International Distribution Services PLC 7.375% due 09/14/2030	GBP	100	138
Intralot Capital Luxembourg SA 6.750% due 10/15/2031	EUR	100	111
Las Vegas Sands Corp. 5.625% due 06/15/2028		$100	101
Nissan Motor Co. Ltd. 4.345% due 09/17/2027		500	487
Petroleos Mexicanos 5.950% due 01/28/2031		100	96
Royal Caribbean Cruises Ltd. 4.750% due 05/15/2033		200	193
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	13	19
United Airlines Pass-Through Trust 5.875% due 04/15/2029		$33	33
Venture Global Calcasieu Pass LLC 3.875% due 11/01/2033		100	89
Viper Energy Partners LLC
4.900% due 08/01/2030		50	50
5.700% due 08/01/2035		100	101
Virgin Media Secured Finance PLC 5.250% due 05/15/2029	GBP	100	127

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

Vmed O2 U.K. Financing I PLC 7.750% due 04/15/2032		$200	192
Volkswagen Group of America Finance LLC 5.050% due 03/27/2028		200	201
Yorkshire Water Finance PLC 5.250% due 04/28/2030	GBP	200	261

			5,187

UTILITIES 2.1%
Anglian Water Osprey Financing PLC 6.750% due 08/27/2031		100	134
BP Capital Markets BV 3.360% due 09/12/2031	EUR	200	228
Dominion Energy, Inc. 5.000% due 06/15/2030		$50	51
DWR Cymru Financing U.K. PLC 2.375% due 03/31/2034	GBP	200	197
Edison International 6.250% due 03/15/2030		$100	104
Emera U.S. Finance LLC 4.500% due 04/01/2029		50	50
EPH Financing International AS 6.651% due 11/13/2028	EUR	100	122
Georgia Power Co. 4.700% due 05/15/2032		$100	100
Pacific Gas & Electric Co.
4.200% due 03/01/2029		200	198
6.100% due 01/15/2029		50	52
6.150% due 01/15/2033		100	104
PacifiCorp 5.450% due 04/15/2033		50	50
Southern California Edison Co. 5.150% due 06/01/2029		100	101
Southern California Gas Co. 2.950% due 04/15/2027		100	99
SW Finance I PLC
2.375% due 05/28/2028	GBP	100	123
5.750% due 11/19/2030		100	130

			1,843

Total Corporate Bonds & Notes (Cost $15,474)			15,512

MUNICIPAL BONDS & NOTES 0.1%
WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (d)		$1,000	93

Total Municipal Bonds & Notes (Cost $144)			93

U.S. GOVERNMENT AGENCIES 57.2%
Federal Home Loan Mortgage Corp.
5.000% due 02/01/2053		314	312
6.000% due 04/01/2055		534	554
Federal Home Loan Mortgage Corp. REMICS
2.000% due 01/25/2051 (a)		875	90
2.363% due 07/15/2047 •(a)		314	36
Government National Mortgage Association REMICS
3.973% due 03/20/2051 •		96	88
4.000% due 11/20/2050 •		99	91
Government National Mortgage Association, TBA
5.000% due 05/01/2056		4,400	4,349
6.000% due 05/01/2056		3,700	3,758
Uniform Mortgage-Backed Security, TBA
3.000% due 06/01/2040		2,500	2,193
3.500% due 06/01/2056		2,100	1,921
4.000% due 04/01/2056		4,300	4,058
4.500% due 05/01/2056		3,700	3,567
5.000% due 04/01/2056 - 05/01/2056		14,800	14,596
5.500% due 05/01/2056		2,600	2,609
6.000% due 06/01/2056		10,500	10,688
6.500% due 06/01/2056		1,800	1,861

Total U.S. Government Agencies (Cost $50,961)			50,771

U.S. TREASURY OBLIGATIONS 10.2%
U.S. Treasury Bonds
4.625% due 02/15/2046		100	97
U.S. Treasury Inflation Protected Securities (f)
2.375% due 01/15/2027		16	16
0.625% due 07/15/2032		1,791	1,690
1.125% due 01/15/2033		1,856	1,788
1.750% due 01/15/2034		423	422
1.875% due 07/15/2034		1,866	1,876

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

U.S. Treasury Notes
4.125% due 02/15/2036		40	39
4.250% due 11/15/2034 (j)		3,100	3,100

Total U.S. Treasury Obligations (Cost $8,937)			9,028

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.6%
American Home Mortgage Assets Trust 4.213% due 06/25/2037 •		269	264
Banc of America Funding Trust
4.110% due 02/20/2047 •		223	214
4.170% due 07/20/2036 •		126	126
Banc of America Mortgage Trust 5.296% due 06/25/2035 ~		16	15
BCAP LLC Trust 5.250% due 06/26/2036		306	105
Bear Stearns ARM Trust
3.975% due 11/25/2034 ~		236	211
6.581% due 01/25/2035 ~		2	2
CBA Commercial Small Balance Commercial Mortgage 4.293% due 06/25/2038 •		226	181
CHL Mortgage Pass-Through Trust 4.181% due 02/20/2036 ~		124	116
Countrywide Alternative Loan Trust
3.970% due 02/20/2047 •		114	93
5.500% due 04/25/2035		370	243
6.000% due 02/25/2037		274	102
6.500% due 11/25/2037		371	157
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 4.453% due 08/25/2037 •		225	185
DSLA Mortgage Loan Trust 3.981% due 10/19/2036 •		254	236
First Horizon Alternative Mortgage Securities Trust
4.138% due 01/25/2036 ~		91	44
4.965% due 06/25/2036 ~		57	45
5.603% due 06/25/2034 ~		33	33
First Horizon Mortgage Pass-Through Trust 4.529% due 11/25/2037 ~		350	134
GSMPS Mortgage Loan Trust 8.000% due 01/25/2035		177	182
HarborView Mortgage Loan Trust 4.611% due 11/19/2034 •		11	10
IndyMac INDX Mortgage Loan Trust
3.369% due 08/25/2037 ~		161	115
4.757% due 10/25/2034 ~		10	9
Lehman XS Trust 4.243% due 08/25/2046 •		168	177
Mortgage Equity Conversion Asset Trust 4.260% due 05/25/2042 •		89	82
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~		121	118
Project Cashmere 4.543% due 12/30/2057 «(b)	AUD	1,400	966
RALI Trust 6.160% due 09/25/2037 ~		$510	337
Thornburg Mortgage Securities Trust
5.043% due 06/25/2037 •		11	10
5.786% due 06/25/2037 •		102	88
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		250	241
WaMu Mortgage Pass-Through Certificates Trust 4.253% due 04/25/2045 •		13	13
Washington Mutual Mortgage Pass-Through Certificates Trust 5.243% due 09/25/2035 •		161	140

Total Non-Agency Mortgage-Backed Securities (Cost $5,785)			4,994

ASSET-BACKED SECURITIES 10.6%
CMBS OTHER 0.1%
Arbor Realty Commercial Real Estate Notes Ltd. 5.137% due 11/15/2036 •		76	76
MF1 Ltd. 4.874% due 10/16/2036 •		43	43

			119

HOME EQUITY OTHER 4.0%
Countrywide Asset-Backed Certificates Trust
4.053% due 12/25/2036 •		178	167
4.073% due 06/25/2047 •		265	244
4.213% due 05/25/2047 •		854	826
4.354% due 07/25/2036 þ		194	185
GSAA Home Equity Trust 5.985% due 06/25/2036 ~		843	182

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

GSAMP Trust 4.193% due 11/25/2036 •		648	299
HSI Asset Securitization Corp. Trust
4.013% due 12/25/2036 •		1,650	395
4.233% due 12/25/2036 •		464	105
Morgan Stanley ABS Capital I, Inc. Trust
3.933% due 11/25/2036 •		126	60
3.943% due 10/25/2036 •		311	162
4.043% due 07/25/2036 •		195	177
4.093% due 07/25/2036 •		569	205
Morgan Stanley Capital I, Inc. Trust
4.153% due 03/25/2036 •		9	8
4.373% due 01/25/2036 •		76	75
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.593% due 02/25/2037 •		1,694	449
Securitized Asset-Backed Receivables LLC Trust 4.558% due 02/25/2034 •		45	44

			3,583

WHOLE LOAN COLLATERAL 0.3%
Securitized Asset-Backed Receivables LLC Trust 4.453% due 08/25/2035 •		279	216

OTHER ABS 6.2%
ARES XLIV CLO Ltd. 4.802% due 04/15/2034 •		500	501
Belle Haven ABS CDO Ltd. 7.110% due 11/03/2044 •		475	119
KKR CLO 36 Ltd. 4.822% due 10/15/2034 •		500	501
Marble Point CLO XXII Ltd. 4.888% due 07/25/2034 •		500	500
Northwoods Capital 25 Ltd. 4.788% due 07/20/2034 •		500	500
Palmer Square European Loan Funding DAC 3.047% due 07/15/2035 •	EUR	500	578
Romark CLO - IV Ltd. 4.790% due 07/10/2034 •		$500	501
Sierra Madre Funding Ltd.
4.164% due 09/07/2039 •		205	110
4.184% due 09/07/2039 •		1,105	591
Symphony CLO XXXII Ltd. 4.821% due 10/23/2035		500	500
Toro European CLO 3 DAC 3.006% due 07/15/2034 •	EUR	500	578
Triaxx Prime CDO Ltd. 4.590% due 10/02/2039 •		$56	0
Wind River CLO Ltd. 4.778% due 07/20/2034 •		500	500

			5,479

Total Asset-Backed Securities (Cost $11,932)			9,397

SOVEREIGN ISSUES 19.9%
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	20,000	21
5.000% due 03/01/2035		10,000	10
5.800% due 10/01/2029		45,000	49
6.000% due 04/01/2033		15,000	17
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (d)	BRL	3,100	580
0.000% due 10/01/2026 (d)		16,200	2,930
Colombia Government International Bonds 1.000% due 01/24/2035	COP	2,484,700	615
Colombia TES
1.000% due 09/18/2030		2,216,300	485
2.250% due 04/18/2029 (f)		101,318	24
6.500% due 01/22/2031 (f)		3,335,379	871
11.000% due 08/22/2029		1,616,300	408
11.750% due 01/24/2035		2,664,900	661
12.750% due 11/28/2040		668,400	177
13.250% due 02/09/2033		554,000	149
Dominican Republic International Bonds 10.750% due 06/01/2036	DOP	11,900	207
Egypt Government Bonds
19.698% due 10/14/2030	EGP	13,200	238
21.954% due 03/04/2028		6,700	120
Israel Government International Bonds 5.375% due 03/12/2029		$400	406
Japan Government Forty Year Bonds 2.200% due 03/20/2064	JPY	49,000	214
Japan Government Thirty Year Bonds 2.300% due 12/20/2054		60,000	287

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

Japan Government Twenty Year Bonds 2.000% due 12/20/2044		100,000	523
Mexico Government International Bonds 6.350% due 02/09/2035		$200	205
Peru Government Bonds
6.850% due 08/12/2035	PEN	100	29
7.300% due 08/12/2033		2,740	863
Peru Government International Bonds
5.400% due 08/12/2034		1,400	382
6.150% due 08/12/2032		4,600	1,382
6.900% due 08/12/2037		1,400	400
6.950% due 08/12/2031		4,721	1,472
Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	21,800	1,207
8.000% due 01/31/2030		11,500	672
8.250% due 03/31/2032		3,500	202
8.500% due 01/31/2037		9,100	503
8.875% due 02/28/2035		7,400	430
9.000% due 01/31/2040		8,200	456
Republic of South Africa Government International Bonds 4.850% due 09/30/2029		$200	196
Romania Government International Bonds 1.750% due 07/13/2030	EUR	100	102
Turkiye Government International Bonds 7.625% due 05/15/2034		$200	204

Total Sovereign Issues (Cost $17,027)			17,697

		SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Nationwide Building Society 10.250% ~		250	42

Total Preferred Securities (Cost $53)			42

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.5%
COMMERCIAL PAPER 3.2%
Alimentation Couche-Tard, Inc. 4.100% due 04/21/2026		$250	249
Crown Castle, Inc. 4.300% due 04/21/2026		250	249
Elevance Health, Inc. 4.050% due 04/13/2026		150	150
Enbridge U.S., Inc. 3.910% due 04/13/2026		250	250
Extra Space Storage LP 4.180% due 04/22/2026		250	249
Glencore Funding LLC 4.130% due 04/30/2026		250	249
Global Payments, Inc. 4.200% due 04/01/2026		250	250
HCA, Inc. 4.200% due 05/11/2026		250	249
Jabil, Inc. 4.150% due 05/13/2026		250	249
NextEra Energy Capital Holdings, Inc. 4.020% due 04/20/2026		250	249
Phillips 66 4.050% due 04/08/2026		250	250
S&P Global, Inc. 4.000% due 04/06/2026		250	250

			2,893

REPURCHASE AGREEMENTS (g) 6.9%			6,100

SHORT-TERM NOTES 0.1%
Federal Home Loan Bank Discount Notes 3.701% due 04/01/2026 (d)(e)		100	100

EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (d)(e)	EGP	200	3

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

NIGERIA TREASURY BILLS 0.5%
28.167% due 06/11/2026 - 01/28/2027 (c)(d)	NGN	727,168	489

TURKEY TREASURY BILLS 0.0%
38.754% due 04/07/2026 (d)(e)	TRY	1,000	22

U.S. TREASURY BILLS 1.8%
3.651% due 04/02/2026 (d)(e)		$1,600	1,600

Total Short-Term Instruments (Cost $11,172)			11,207

Total Investments in Securities (Cost $122,363)			119,610

		SHARES
INVESTMENTS IN AFFILIATES 20.7%
SHORT-TERM INSTRUMENTS 20.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.7%
PIMCO Short-Term Floating NAV Portfolio III		1,884,196	18,350

Total Short-Term Instruments (Cost $18,335)			18,350

Total Investments in Affiliates (Cost $18,335)			18,350

Total Investments 155.3% (Cost $140,698)			$137,960
Financial Derivative Instruments (h)(i) 0.7%(Cost or Premiums, net $1,381)			615
Other Assets and Liabilities, net (56.0)%			(49,751)

Net Assets 100.0%			$88,824

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	3.720%	03/31/2026	04/02/2026	$6,100	U.S. Treasury Inflation-Indexed Notes 0.125% due 10/15/2026	$(6,222)	$6,100	$6,101

Total Repurchase Agreements	$(6,222)	$6,100	$6,101

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.2)%
Government National Mortgage Association, TBA	4.000%	04/01/2056	$200	$(189)	$(187)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2056	2,200	(1,762)	(1,772)

Total Short Sales (2.2)%	$(1,951)	$(1,959)

(1)	Includes accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note May Futures	$110.000	04/24/2026	2	$2	$(1)	$(1)
Call - CBOE U.S. Treasury 10-Year Note May Futures	113.000	04/24/2026	2	2	0	0

Total Written Options	$(1)	$(1)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR December Futures	12/2026	31	$8,705	$(28)	$0	$0
3-Month SOFR Active Contract June Futures	09/2026	10	2,408	(10)	0	0
3-Month SOFR Active Contract March Futures	06/2026	10	2,408	(10)	0	0
3-Month SONIA March Futures	06/2027	8	2,532	4	3	0
Canada Government 10-Year Bond June Futures	06/2026	8	690	(14)	3	0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

Long Guilt June Futures	06/2026	6	697	(40)	5	0
U.S. Treasury 2-Year Note June Futures	06/2026	146	30,287	(225)	12	0
U.S. Treasury 5-Year Note June Futures	06/2026	236	25,530	(374)	33	0
U.S. Treasury 10-Year Note June Futures	06/2026	35	3,887	(41)	8	0

$(738)	$64	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl June Futures	06/2026	5	$(667)	$10	$0	$(3)
Euro-Bund June Futures	06/2026	7	(1,015)	26	0	(7)
Euro-Schatz June Futures	06/2026	6	(733)	7	0	(1)
Japan Government 10-Year Bond June Futures	06/2026	4	(3,284)	40	1	(7)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	163	(18,503)	423	0	(48)
U.S. Treasury Long-Term Bond June Futures	06/2026	5	(569)	18	0	(2)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	18	(2,098)	70	0	(4)

$594	$1	$(72)

Total Futures Contracts	$(144)	$65	$(72)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.234%	$100	$2	$(2)	$0	$0	$0
General Electric Co.	1.000	Quarterly	06/20/2026	0.051	400	4	(3)	1	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.312	50	0	0	0	0	0
Lloyds Banking Group PLC	1.000	Quarterly	12/20/2030	1.300	EUR	100	0	(1)	(1)	0	0

$6	$(6)	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin(7)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-41 5-Year Index	(5.000)%	Quarterly	12/20/2028	$1,059	$(63)	$7	$(56)	$0	$(7)

INTEREST RATE SWAPS
Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	4,000	$(17)	$(154)	$(171)	$13	$0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036	100	1	4	5	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/18/2028	JPY	1,460,000	44	18	62	0	(5)
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/16/2028	788,000	11	(3)	8	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028	$4,790	166	(23)	143	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	910	2	(7)	(5)	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030	100	0	1	1	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.369	Annual	08/31/2030	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	200	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	2,400	0	5	5	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.589	Annual	10/31/2030	5,000	0	8	8	0	(5)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030		1,600	0	2	2	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030		1,400	0	1	1	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		400	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		300	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		200	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		1,100	0	(3)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		500	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		1,100	0	(5)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		700	0	(4)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		300	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		1,400	(2)	(4)	(6)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		3,700	(1)	(10)	(11)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		50	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		50	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	02/15/2036		40	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		200	0	1	1	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.800	Annual	07/14/2044		100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		300	10	7	17	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.076	Annual	02/15/2046		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		700	146	132	278	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		60	3	19	22	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053		200	66	12	78	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.874	Annual	09/19/2053		300	97	19	116	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053		100	6	33	39	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		1,400	198	25	223	5	0
Pay	1-Year BRL-CDI	10.768	Maturity	01/04/2027	BRL	9,800	0	(110)	(110)	3	0
Pay	1-Year BRL-CDI	13.268	Maturity	01/02/2029		5,200	0	(10)	(10)	6	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		32,400	7	(93)	(86)	38	0
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/28/2028	COP	2,739,300	0	51	51	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.750	Quarterly	09/18/2030		1,728,700	0	46	46	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	9.650	Quarterly	12/17/2030		10,000	0	0	0	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.725	Quarterly	12/17/2030		4,900	0	0	0	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.788	Quarterly	12/17/2030		9,800	0	0	0	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.655	Quarterly	01/24/2035		90,000	0	(2)	(2)	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.820	Quarterly	01/24/2035		412,500	0	(8)	(8)	1	0
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	410	0	2	2	0	0
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		100	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034	AUD	6,300	46	(201)	(155)	52	0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035	5,850	90	(242)	(152)	51	0
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035	CZK	2,360	0	(1)	(1)	0	0
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035	500	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	100	(1)	(2)	(3)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027	200	(1)	(5)	(6)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	200	(2)	(4)	(6)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	100	0	(2)	(2)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031	500	0	(12)	(12)	3	0
Pay	6-Month EUR-EURIBOR	2.415	Annual	07/09/2035	1,700	0	(58)	(58)	15	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036	1,220	(24)	(20)	(44)	11	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056	800	1	19	20	0	(9)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	1,000	(14)	(10)	(24)	0	(2)
Pay	CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031	$9,900	174	0	174	21	0

$1,006	$(585)	$421	$224	$(47)

Total Swap Agreements	$949	$(584)	$365	$224	$(54)

Cash of $2,320 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin asset of $8 for closed futures is outstanding at period end.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2026	CAD	1,379	$1,007	$15	$0
BOA	04/2026	BRL	10,721	2,054	0	(16)
04/2026	CNH	248	36	0	0
04/2026	DOP	310	5	0	0
04/2026	INR	3,132	33	0	0
04/2026	KRW	29,165	20	1	0
04/2026	PLN	220	60	0	0
04/2026	$2,055	BRL	10,721	15	0
04/2026	10	CNH	69	0	0
04/2026	33	INR	3,138	0	0
06/2026	ILS	386	$125	2	0
06/2026	MXN	1,246	70	0	0
06/2026	$16	ILS	49	0	0
08/2026	52	ZAR	945	3	0
10/2026	BRL	500	$91	0	(1)
BPS	04/2026	AUD	118	84	3	0
04/2026	BRL	4,302	776	0	(55)
04/2026	CNH	69	10	0	0
04/2026	GBP	57	76	0	0
04/2026	ILS	376	122	2	0
04/2026	INR	81,303	869	11	0
04/2026	KRW	658,702	443	5	0
04/2026	PLN	83	22	0	0
04/2026	THB	10,708	330	5	0
04/2026	TRY	6,191	137	0	(2)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

	04/2026		$257	AUD	367	0	(4)
	04/2026		819	BRL	4,302	12	0
	04/2026		458	IDR	7,745,394	0	(2)
	04/2026		90	ILS	284	1	0
	04/2026		59	KRW	87,856	0	(1)
	04/2026		158	PLN	572	0	(5)
	04/2026		0	THB	5	0	0
	04/2026		137	TRY	6,197	2	0
	04/2026		247	TWD	7,891	0	(1)
	04/2026	ZAR	1,051		$62	0	0
	05/2026	ILS	283		90	0	(1)
	05/2026	INR	20,201		214	0	(1)
	05/2026	TWD	4,640		144	0	(1)
	05/2026		$80	BRL	420	1	0
	05/2026		107	IDR	1,820,568	0	0
	05/2026		18	THB	591	0	0
	06/2026	THB	10		$0	0	0
	06/2026		$39	IDR	662,089	0	0
	07/2026	BRL	500		$92	0	(2)
	10/2026		3,400		620	0	(9)
BRC	04/2026	TRY	42,957		938	0	(13)
	04/2026		$33	PLN	120	0	(1)
	04/2026		59	SEK	535	0	(2)
	04/2026		1,070	TRY	48,864	9	0
	04/2026	ZAR	10,503		$642	22	0
	05/2026	TRY	13,030		280	0	(1)
	05/2026		$892	TRY	41,379	0	0
	07/2026	COP	6,291,855		$1,657	0	(12)
	08/2026		$26	ZAR	458	1	0
BSH	04/2026	BRL	6,700		$1,205	0	(89)
	04/2026	JPY	10,827		68	0	0
	04/2026		$1,290	BRL	6,700	3	0
	04/2026		1,362	GBP	1,023	0	(8)
	04/2026		854	NZD	1,480	0	(4)
	04/2026		358	PLN	1,297	0	(9)
	05/2026	GBP	1,023		$1,362	8	0
	05/2026	NZD	1,480		855	4	0
	05/2026	PEN	1,196		351	8	0
	05/2026		$68	JPY	10,794	0	0
	06/2026		126	PEN	428	0	(4)
	10/2026	BRL	7,100		$1,311	0	(4)
	12/2026	PEN	542		160	7	0
CBK	04/2026	AUD	130		92	2	0
	04/2026	CNH	103		15	0	0
	04/2026	COP	445,949		117	0	(4)
	04/2026	EUR	286		332	1	0
	04/2026	GBP	52		69	1	0
	04/2026	INR	65,834		707	12	0
	04/2026	NOK	205		21	0	0
	04/2026	PEN	38		11	0	0
	04/2026	SEK	185		20	0	0
	04/2026	TWD	312		10	0	0
	04/2026		$115	AUD	162	0	(3)
	04/2026		37	CNH	257	0	0
	04/2026		2,235	INR	205,231	1	(63)
	04/2026		52	PEN	180	0	0
	04/2026		6	THB	174	0	0
	05/2026	PEN	2,646		$746	0	(13)
	06/2026	COP	374,901		99	0	(1)
	06/2026	ILS	95		31	1	0
	06/2026	MXN	5,816		324	1	0
	06/2026		$30	IDR	505,324	0	0
	09/2026	CLP	75,843		$87	5	0
	09/2026	PEN	315		91	1	0
	01/2027		1,838		543	23	0
DUB	04/2026	CNH	162		23	0	0
	04/2026	ILS	758		245	4	0
	04/2026	INR	10,723		114	1	0
	04/2026		$342	AUD	499	2	0
	04/2026		46	CNH	317	0	0
	04/2026		143	INR	13,444	1	(1)
	04/2026		1,847	SGD	2,360	0	(12)
	04/2026		95	THB	3,097	0	(1)
	05/2026	AUD	499		$342	0	(2)
	05/2026	SGD	2,355		1,847	12	0
	05/2026		$23	CNH	162	0	0
	06/2026	COP	209,455		$56	0	0
	06/2026	THB	3,090		95	1	0
	07/2026	PEN	683		202	7	0
	08/2026		1,527		452	16	0
FAR	04/2026	AUD	275		195	5	0
	04/2026	CHF	183		237	8	0
	04/2026	GBP	983		1,328	27	0
	04/2026	JPY	13,481		84	0	(1)
	04/2026		$163	CHF	130	0	(1)
	04/2026		24	JPY	3,751	0	0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

	04/2026		37	PLN	134	0	(1)
	04/2026		10	SGD	13	0	0
	05/2026	CHF	129		$163	1	0
	05/2026	ILS	471		149	0	(1)
	05/2026	SGD	13		10	0	0
	05/2026		$84	JPY	13,440	1	0
	06/2026	ILS	275		$89	2	0
	06/2026	PEN	1,885		555	15	0
	06/2026		$118	MXN	2,063	0	(4)
	07/2026	PEN	196		$58	2	0
	08/2026		1,051		311	11	0
GLM	04/2026	BRL	20,417		3,717	0	(225)
	04/2026	COP	45,576		12	0	0
	04/2026	DOP	1,678		26	0	(2)
	04/2026	ILS	372		120	1	0
	04/2026	INR	916		10	0	0
	04/2026		$3,898	BRL	20,417	43	0
	04/2026		36	CNH	248	0	0
	04/2026		12	IDR	210,140	0	0
	04/2026		269	MXN	4,951	7	0
	04/2026		52	THB	1,698	0	0
	05/2026	DOP	772		$13	0	0
	05/2026	THB	13,446		408	0	(1)
	06/2026	DOP	430		7	0	0
	06/2026	IDR	671,535		40	0	0
	06/2026	MXN	186		10	0	0
	06/2026	THB	1,695		52	0	0
	06/2026		$1,866	BRL	10,049	48	0
	06/2026		70	IDR	1,184,747	0	0
	06/2026		16	ILS	51	0	0
	06/2026		215	MXN	3,749	0	(7)
	07/2026	BRL	2,600		$481	0	(11)
	07/2026	DOP	1,044		17	0	0
	09/2026		2,593		43	1	0
IND	04/2026	EUR	1,724		2,036	43	0
JPM	04/2026	BRL	4,900		939	0	(7)
	04/2026	CNH	309		45	0	0
	04/2026	INR	4,956		53	0	0
	04/2026	PLN	459		125	2	0
	04/2026	SGD	2,373		1,883	37	0
	04/2026		$932	BRL	4,900	14	0
	04/2026		234	EUR	199	0	(4)
	04/2026		53	INR	4,964	0	0
	04/2026		1,441	MXN	25,855	2	(3)
	04/2026		89	NZD	152	0	(1)
	04/2026	ZAR	30,833		$1,844	25	0
	05/2026	AUD	159		109	0	(1)
	05/2026		$25	CNH	170	0	0
	06/2026	ILS	254		$82	1	0
	06/2026	MXN	1,505		84	0	0
	10/2026	BRL	5,200		947	0	(16)
MBC	04/2026	AUD	205		143	2	0
	04/2026	CHF	27		34	0	0
	04/2026	CZK	114		5	0	0
	04/2026	EUR	337		390	1	0
	04/2026	JPY	17,808		113	1	0
	04/2026	SEK	465		50	0	0
	04/2026	THB	3,757		118	4	0
	04/2026		$99	AUD	143	0	0
	04/2026		102	CHF	80	0	(2)
	04/2026		92	GBP	69	0	(1)
	04/2026		122	JPY	19,261	0	(1)
	04/2026		404	KRW	591,468	0	(11)
	04/2026		65	MXN	1,197	2	0
	04/2026		21	NOK	205	0	0
	05/2026	NOK	205		$21	0	0
	05/2026		$38	JPY	5,990	0	0
	06/2026	MXN	157		$9	0	0
MYI	04/2026	PLN	36		10	1	0
	04/2026		$67	MXN	1,222	1	0
SCX	04/2026	NZD	1,632		$975	38	0
	04/2026	THB	257		8	0	0
	04/2026		$997	CAD	1,381	0	(5)
	04/2026		253	INR	23,022	0	(10)
	04/2026		19	JPY	2,950	0	0
	04/2026		50	PLN	181	0	(1)
	04/2026		66	TWD	2,102	0	0
	05/2026	CAD	1,379		$997	5	0
	05/2026	THB	7		0	0	0
	06/2026		$114	IDR	1,927,663	0	(1)
SOG	04/2026	EUR	193		$228	5	0
	04/2026		$2,702	EUR	2,341	4	0
	04/2026		105	JPY	16,272	0	(2)
	04/2026		12	SEK	115	0	0
	05/2026	EUR	2,341		$2,706	0	(4)
	05/2026	SEK	115		12	0	0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

06/2026	ILS	199	64	1	0
06/2026	PEN	5,405	1,604	57	0
SSB	04/2026	AUD	443	315	10	0
08/2026	COP	600,586	157	0	(1)
UAG	04/2026	PLN	200	54	1	0
04/2026	$64	COP	237,859	1	0
04/2026	253	PLN	915	0	(7)
05/2026	THB	23	$1	0	0
06/2026	COP	433,384	115	0	(1)
06/2026	ILS	320	103	2	0
06/2026	MXN	200	11	0	0
06/2026	$170	MXN	2,968	0	(6)

Total Forward Foreign Currency Contracts	$664	$(687)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC USD versus BRL	BRL	5.320	04/23/2026	370	$5	$11
Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	245	2	1
Put - OTC USD versus KRW	1,400.000	07/13/2026	155	1	1
Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	521	25	37

$33	$50

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470%	06/04/2035	300	$27	$23
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	300	27	26
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/16/2039	1,000	96	65
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.255	08/16/2039	1,000	96	125
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	6,500	5	14
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.808	07/31/2034	500	44	28
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.808	07/31/2034	500	44	51
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	10,200	8	23
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.800	07/12/2034	1,000	86	56
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.800	07/12/2034	1,000	86	103

$519	$514

Total Purchased Options	$552	$564

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus BRL	BRL	5.120	04/23/2026	370	$(1)	$(2)
Call - OTC USD versus BRL	5.700	04/23/2026	370	(3)	(1)
Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	245	(1)	0
Put - OTC USD versus KRW	1,350.000	07/13/2026	155	0	0
Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	1,042	(25)	(34)
MYI	Call - OTC USD versus JPY	JPY	157.700	04/24/2026	447	(3)	(5)

$(33)	$(42)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600%	04/16/2026	100	$0	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	100	0	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	100	(1)	0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	100	0	0

$(1)	$(1)

Total Written Options	$(34)	$(43)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$306	$(85)	$61	$0	$(24)
MYI	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	364	0	(29)	0	(29)

Total Swap Agreements	$(85)	$32	$0	$(53)

(j)

Securities with an aggregate market value of $88 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Loan Participations and Assignments	$0	$869	$0	$869
Corporate Bonds & Notes
Banking & Finance	0	8,482	0	8,482
Industrials	0	5,187	0	5,187
Utilities	0	1,843	0	1,843
Municipal Bonds & Notes
West Virginia	0	93	0	93
U.S. Government Agencies	0	50,771	0	50,771
U.S. Treasury Obligations	0	9,028	0	9,028
Non-Agency Mortgage-Backed Securities	0	4,028	966	4,994
Asset-Backed Securities
CMBS Other	0	119	0	119
Home Equity Other	0	3,583	0	3,583
Whole Loan Collateral	0	216	0	216
Other ABS	0	5,479	0	5,479
Sovereign Issues	0	17,697	0	17,697
Preferred Securities
Banking & Finance	42	0	0	42
Short-Term Instruments
Commercial Paper	0	2,893	0	2,893
Repurchase Agreements	0	6,100	0	6,100
Short-Term Notes	0	100	0	100
Egypt Treasury Bills	0	3	0	3
Nigeria Treasury Bills	0	489	0	489
Turkey Treasury Bills	0	22	0	22
U.S. Treasury Bills	0	1,600	0	1,600

$42	$118,602	$966	$119,610
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$18,350	$0	$0	$18,350

Total Investments	$18,392	$118,602	$966	$137,960

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,959)	$0	$(1,959)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	12	277	0	289
Over the counter	0	1,228	0	1,228

$12	$1,505	$0	$1,517

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(18)	(109)	0	(127)
Over the counter	0	(730)	(53)	(783)

$(18)	$(839)	$(53)	$(910)

Total Financial Derivative Instruments	$(6)	$666	$(53)	$607

Totals	$18,386	$117,309	$913	$136,608

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2026:
Category and Subcategory	Beginning Balance at 12/31/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (2)

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$934	$0	$0	$0	$0	$32	$0	$0	$966	$32

$934	$0	$0	$0	$0	$32	$0	$0	$966	$32
Financial Derivative Instruments - Liabilities
Over the counter	$(55)	$2	$0	$0	$99	$(99)	$0	$0	$(53)	$(30)

Totals	$879	$2	$0	$0	$99	$(67)	$0	$0	$913	$2

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$966	Recent Transaction	Purchase Price	100.000	—
Financial Derivative Instruments - Liabilities
Over the counter	$(53)	Indicative Market Quotation	Broker Quote	92.000	—

Total	$913

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (”ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$13,107	$13,147	$(7,900)	$(1)	$(3)	$18,350	$148	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYC	Morgan Stanley Bank, N.A.
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	NZD	New Zealand Dollar
BRL	Brazilian Real	GBP	British Pound	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht
COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira
CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	USD (or $)	United States Dollar
EGP	Egyptian Pound	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	EUR003M	3 Month EUR Swap Rate	SONIA	Sterling Overnight Interbank Average Rate
Bobl	Bundesobligation, the German word for federal government bond	IBR	Indicador Bancario de Referencia	SONIO	Sterling Overnight Interbank Average Rate
CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	TSFR1M	Term SOFR 1-Month
CDX.HY	Credit Derivatives Index - High Yield	SOFR	Secured Overnight Financing Rate	TSFR3M	Term SOFR 3-Month
CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PRIBOR	Prague Interbank Offered Rate
BBR	Bank Bill Rate	CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit
BBSW	Bank Bill Swap Reference Rate	DAC	Designated Activity Company	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap

Schedule of Investments PIMCO Emerging Markets Bond Portfolio	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.5% ¤
ALBANIA 0.1%
SOVEREIGN ISSUES 0.1%
Albania Government International Bonds 3.500% due 11/23/2031	EUR	200	$223

Total Albania (Cost $225)			223

ANGOLA 1.0%
CORPORATE BONDS & NOTES 0.4%
Sonangol Finance Ltd. 10.000% due 01/29/2031		$800	798

SOVEREIGN ISSUES 0.6%
Angola Government International Bonds
8.250% due 05/09/2028		200	202
8.750% due 04/14/2032		200	195
9.375% due 03/31/2033		400	396
9.875% due 10/15/2035		200	201
9.875% due 03/31/2037		200	198

			1,192

Total Angola (Cost $1,923)			1,990

ARGENTINA 3.4%
SOVEREIGN ISSUES 3.4%
Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		$897	753
1.000% due 07/09/2029		314	277
3.500% due 07/09/2041 þ		3,612	2,424
4.125% due 07/09/2035 þ		1,776	1,288
4.125% due 07/09/2046 þ		289	199
5.000% due 01/09/2038 þ		2,292	1,733
Provincia de Buenos Aires/Government Bonds 6.625% due 09/01/2037 þ		181	136

Total Argentina (Cost $5,343)			6,810

ARMENIA 0.4%
SOVEREIGN ISSUES 0.4%
Republic of Armenia International Bonds
3.600% due 02/02/2031		$500	445
3.950% due 09/26/2029		300	283

Total Armenia (Cost $792)			728

BAHRAIN 0.9%
SOVEREIGN ISSUES 0.9%
Bahrain Government International Bonds
4.250% due 01/25/2028		$300	284
6.625% due 10/06/2037		400	365
7.100% due 02/03/2038 (m)		400	377
7.500% due 09/20/2047 (m)		300	284
CBB International Sukuk Programme Co. WLL
5.874% due 02/06/2034		200	187
6.124% due 09/03/2034		400	382

Total Bahrain (Cost $1,981)			1,879

BENIN 0.2%
SOVEREIGN ISSUES 0.2%
Benin Government International Bonds 7.960% due 02/13/2038		$200	196
Benin Sukuk SA 6.200% due 01/29/2033		200	186

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

Total Benin (Cost $408)			382

BERMUDA 0.2%
CORPORATE BONDS & NOTES 0.2%
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak 4.850% due 10/14/2038		$400	375

Total Bermuda (Cost $400)			375

BRAZIL 6.7%
CORPORATE BONDS & NOTES 1.4%
Banco do Brasil SA 8.500% due 07/29/2026	MXN	16,000	902
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		$860	866
CSN Inova Ventures 6.750% due 01/28/2028		300	221
Unigel Luxembourg SA (11.000% Cash or 12.000% PIK) 11.000% due 12/31/2028 ^(b)(c)		323	10
Unigel Luxembourg SA (13.500% Cash or 15.000% PIK) 13.500% due 12/31/2027 ^(b)(c)		149	9
Vale SA 0.000% due 12/29/2049 ~(j)	BRL	10,380	878

			2,886

SOVEREIGN ISSUES 5.3%
Brazil Government International Bonds
5.500% due 02/04/2033		$200	197
7.125% due 05/13/2054		96	95
7.250% due 01/12/2056		803	789
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (f)	BRL	17,800	3,328
0.000% due 10/01/2026 (f)		28,800	5,209
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2050		4,650	779
10.000% due 01/01/2033		1,200	194

			10,591

Total Brazil (Cost $14,019)			13,477

BULGARIA 0.4%
SOVEREIGN ISSUES 0.4%
Bulgaria Government International Bonds
3.625% due 09/05/2032	EUR	400	463
5.000% due 03/05/2037		$400	387

Total Bulgaria (Cost $843)			850

CAMEROON 0.4%
SOVEREIGN ISSUES 0.4%
Republic of Cameroon International Bonds
5.950% due 07/07/2032	EUR	550	548
9.500% due 07/31/2031		$200	195

Total Cameroon (Cost $795)			743

CANADA 0.2%
CORPORATE BONDS & NOTES 0.2%
Ivanhoe Mines Ltd. 7.875% due 01/23/2030		$300	304

Total Canada (Cost $300)			304

CAYMAN ISLANDS 2.6%
ASSET-BACKED SECURITIES 0.1%
IFC Emerging Markets Securitization Ltd. 4.971% due 12/31/2035 •		$220	220

CONVERTIBLE BONDS & NOTES 0.0%
Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (f)		24	0
0.000% due 12/31/2027 (f)		30	0
0.000% due 12/31/2028 (f)		47	0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

0.000% due 12/31/2029 (f)		47	0
0.000% due 12/31/2030 (f)		59	0
0.000% due 12/31/2031 (f)		59	0
0.000% due 12/31/2032 (f)		112	1

			1

CORPORATE BONDS & NOTES 2.2%
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (f)		413	338
Energuate Trust 2 0 6.350% due 09/15/2035		200	196
FWD Group Holdings Ltd. 5.836% due 09/22/2035		200	199
Gaci First Investment Co. 4.875% due 02/14/2035		1,400	1,348
ICD Funding Ltd. 3.223% due 04/28/2026		200	200
Interoceanica V Finance Ltd.
0.000% due 05/15/2030 (f)		380	327
7.860% due 05/15/2030		170	175
Kaisa Group Holdings Ltd. 5.000% due 11/30/2027		5	0
Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 12/28/2028 (b)		40	0
Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 12/28/2029 (b)		67	0
Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 12/28/2030 (b)		80	0
Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 12/28/2031 (b)		121	1
Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK) 6.721% due 12/28/2027 (b)		27	0
Kona Spc Ltd. 5.718% due 09/15/2026 «•	EUR	1,000	1,164
Lima Metro Line 2 Finance Ltd. 5.875% due 07/05/2034		$75	76
Montego Bay Airport Revenue Finance Ltd. 6.600% due 06/15/2035		200	193
SRC Sukuk Ltd. 5.000% due 02/27/2028		200	200

			4,417

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.3%
KSA Ijarah Sukuk Ltd. 4.875% due 09/09/2035		600	586

Total Cayman Islands (Cost $5,295)			5,224

CHILE 2.8%
CORPORATE BONDS & NOTES 1.9%
Banco del Estado de Chile 7.950% due 05/02/2029 •(j)(k)		$300	316
Corp. Nacional del Cobre de Chile
3.700% due 01/30/2050		300	204
4.250% due 07/17/2042		200	161
4.875% due 11/04/2044		600	509
6.300% due 09/08/2053		300	302
6.330% due 01/13/2035		300	313
6.780% due 01/13/2055		500	531
Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050		200	125
3.830% due 09/14/2061		200	135
Empresa de Transporte de Pasajeros Metro SA 3.650% due 05/07/2030		200	190
Empresa Nacional del Petroleo
5.950% due 07/30/2034		200	202
6.150% due 05/10/2033		200	206
Engie Energia Chile SA 6.375% due 04/17/2034		200	208
GNL Quintero SA 4.634% due 07/31/2029		247	247

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

Sociedad Quimica y Minera de Chile SA 5.625% due 04/22/2056 •		200	195

			3,844

SOVEREIGN ISSUES 0.9%
Chile Government International Bonds
3.100% due 05/07/2041 (m)		300	228
3.250% due 09/21/2071		800	497
4.340% due 03/07/2042 (m)		600	527
4.350% due 04/13/2031		500	491

			1,743

Total Chile (Cost $6,296)			5,587

CHINA 0.0%
		SHARES
COMMON STOCKS 0.0%
Kaisa Group Holdings Ltd. (d)		347,363	4

Total China (Cost $0)			4

		PRINCIPAL AMOUNT (000s)
COLOMBIA 2.5%
CORPORATE BONDS & NOTES 0.7%
Banco Davivienda SA 8.125% due 07/02/2035 •(k)		$400	406
Ecopetrol SA
6.875% due 04/29/2030		200	200
7.750% due 02/01/2032		200	202
8.375% due 01/19/2036		600	609

			1,417

SOVEREIGN ISSUES 1.8%
Colombia Government International Bonds
3.250% due 04/22/2032		800	669
5.000% due 06/15/2045		690	497
5.750% due 11/26/2034	EUR	400	437
6.125% due 01/21/2031		$400	394
6.125% due 01/18/2041 (m)		200	174
6.500% due 01/21/2033		400	392
6.500% due 11/26/2038	EUR	200	220
7.375% due 04/25/2030		$200	208
7.500% due 02/02/2034		300	307
8.000% due 11/14/2035		234	246

			3,544

Total Colombia (Cost $5,077)			4,961

CONGO 0.1%
SOVEREIGN ISSUES 0.1%
Congolese International Bonds 9.875% due 11/07/2032 (l)		$300	282

Total Congo (Cost $285)			282

COSTA RICA 0.6%
SOVEREIGN ISSUES 0.6%
Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR	500	592
6.001% due 01/16/2036		500	595

Total Costa Rica (Cost $1,172)			1,187

CZECH REPUBLIC 0.2%
CORPORATE BONDS & NOTES 0.2%
Czechoslovak Group AS 5.250% due 01/10/2031	EUR	100	119

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

EPH Financing International AS 6.651% due 11/13/2028		300	367

Total Czech Republic (Cost $450)			486

DOMINICAN REPUBLIC 2.4%
SOVEREIGN ISSUES 2.4%
Dominican Republic International Bonds
4.875% due 09/23/2032		$700	647
5.500% due 02/22/2029		200	199
5.875% due 10/28/2035		400	381
5.875% due 01/30/2060		600	503
6.000% due 07/19/2028		200	202
6.000% due 02/22/2033		500	489
6.500% due 02/15/2048		300	282
6.600% due 06/01/2036		150	150
6.950% due 03/15/2037		400	408
7.150% due 02/24/2055		200	203
8.625% due 04/20/2027		200	203
10.500% due 03/15/2037	DOP	8,000	137
10.750% due 06/01/2036		20,100	349
11.250% due 09/15/2035		12,800	229
13.625% due 02/10/2034		23,800	488

Total Dominican Republic (Cost $5,039)			4,870

ECUADOR 1.4%
SOVEREIGN ISSUES 1.4%
Ecuador Government International Bonds
0.000% due 07/31/2030 (f)		$674	565
5.000% due 07/31/2040 þ		495	386
6.900% due 07/31/2035 þ		1,507	1,325
8.750% due 01/29/2034		200	197
9.250% due 01/29/2039		200	197
Ecuador Social Bonds SARL 0.000% due 01/30/2035 (f)		37	28

Total Ecuador (Cost $2,083)			2,698

EGYPT 1.9%
SOVEREIGN ISSUES 1.9%
Egypt Government Bonds 19.698% due 10/14/2030	EGP	22,800	411
Egypt Government International Bonds
4.750% due 04/16/2026	EUR	300	346
6.375% due 04/11/2031		900	979
7.300% due 09/30/2033 (m)		$300	280
7.625% due 05/29/2032		800	774
8.500% due 01/31/2047		200	173
8.875% due 05/29/2050		400	353
9.450% due 02/04/2033 (m)		500	527

Total Egypt (Cost $3,283)			3,843

EL SALVADOR 0.7%
CORPORATE BONDS & NOTES 0.3%
Comision Ejecutiva Hidroelectrica del Rio Lempa 8.650% due 01/24/2033		$500	513

SOVEREIGN ISSUES 0.4%
El Salvador Government International Bonds
8.250% due 04/10/2032		30	31
9.250% due 04/17/2030		300	312
9.650% due 11/21/2054		500	532

			875

Total El Salvador (Cost $1,308)			1,388

GABON 0.1%
SOVEREIGN ISSUES 0.1%
Gabon Government International Bonds 9.500% due 02/18/2029		$300	282

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

Total Gabon (Cost $277)			282

GERMANY 0.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Stepstone Group Midco 2 GmbH 6.599% (EUR006M + 4.500%) due 04/26/2032 ~	EUR	1,000	1,015

Total Germany (Cost $1,049)			1,015

GHANA 0.5%
SOVEREIGN ISSUES 0.5%
Ghana Government International Bonds
0.000% due 07/03/2026 (f)		$24	24
1.500% due 01/03/2037		700	367
5.000% due 07/03/2029 þ		720	688

Total Ghana (Cost $983)			1,079

GUATEMALA 0.8%
CORPORATE BONDS & NOTES 0.1%
Industrial Subordinated Trust 2 0 6.550% due 04/15/2036 •		$200	200

SOVEREIGN ISSUES 0.7%
Guatemala Government Bonds
4.375% due 06/05/2027		200	198
4.875% due 02/13/2028		200	199
6.050% due 08/06/2031		200	204
6.125% due 06/01/2050		300	286
6.250% due 08/15/2036		300	306
6.875% due 08/15/2055		200	208

			1,401

Total Guatemala (Cost $1,587)			1,601

HONG KONG 0.3%
CORPORATE BONDS & NOTES 0.3%
Fortune Star BVI Ltd.
3.950% due 10/02/2026	EUR	300	345
5.050% due 01/27/2027		$300	291

Total Hong Kong (Cost $598)			636

HUNGARY 1.2%
CORPORATE BONDS & NOTES 0.1%
MVM Energetika Zrt 7.500% due 06/09/2028		$200	208

SOVEREIGN ISSUES 1.1%
Hungary Government International Bonds
2.125% due 09/22/2031		250	212
5.250% due 06/16/2029		500	502
5.500% due 06/16/2034		200	198
6.000% due 09/26/2035		200	203
6.750% due 09/25/2052		400	414
7.625% due 03/29/2041		100	113
MFB Magyar Fejlesztesi Bank Zrt 6.500% due 06/29/2028		500	510

			2,152

Total Hungary (Cost $2,337)			2,360

INDIA 0.5%
CORPORATE BONDS & NOTES 0.3%
Adani Transmission Step-One Ltd. 4.250% due 05/21/2036		$133	116
IIFL Finance Ltd. 8.750% due 07/24/2028		300	304

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

Muthoot Finance Ltd. 5.750% due 08/04/2030		200	192

			612

SOVEREIGN ISSUES 0.2%
Export-Import Bank of India 3.250% due 01/15/2030		500	476

Total India (Cost $1,132)			1,088

INDONESIA 3.5%
CORPORATE BONDS & NOTES 2.8%
Freeport Indonesia PT 5.315% due 04/14/2032		$400	398
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 5.450% due 05/15/2030		800	810
Pertamina Hulu Energi PT 5.250% due 05/21/2030		500	502
Pertamina Persero PT
6.000% due 05/03/2042		500	482
6.450% due 05/30/2044		1,500	1,513
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050		800	548
4.375% due 02/05/2050		200	148
4.750% due 02/03/2031		200	194
5.250% due 05/15/2047		400	347
5.450% due 02/03/2036		200	191
6.250% due 01/25/2049		400	387

			5,520

SOVEREIGN ISSUES 0.7%
Indonesia Government International Bonds
3.875% due 01/15/2033	EUR	300	338
4.125% due 01/15/2037		300	327
4.460% due 03/04/2038		400	439
5.650% due 01/11/2053		$200	192
Perusahaan Penerbit SBSN Indonesia III 5.650% due 11/25/2054		200	192

			1,488

Total Indonesia (Cost $7,533)			7,008

IRELAND 1.1%
CORPORATE BONDS & NOTES 0.1%
CIMA Finance DAC 2.950% due 09/05/2029		$253	237

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Panama Government International Bonds 3.886% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	900	1,041

SOVEREIGN ISSUES 0.5%
Avenir Issuer III Ireland DAC 6.000% due 03/22/2027		$133	131
Republic of Angola Via Avenir Issuer II Ireland DAC 6.927% due 02/19/2027		461	453
Republic of Angola Via Avenir Issuer IV Ireland DAC 6.000% due 12/30/2027		427	415

			999

Total Ireland (Cost $2,207)			2,277

ISLE OF MAN 0.1%
CORPORATE BONDS & NOTES 0.1%
AngloGold Ashanti Holdings PLC 6.500% due 04/15/2040		$100	106

Total Isle of Man (Cost $103)			106

ISRAEL 0.5%
CORPORATE BONDS & NOTES 0.4%
Bank Hapoalim BM 5.252% due 01/14/2033		$300	296
ICL Group Ltd. 6.375% due 05/31/2038		200	205

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

Israel Electric Corp. Ltd. 5.633% due 01/28/2038		200	198

			699

SOVEREIGN ISSUES 0.1%
Israel Government International Bonds 5.375% due 03/12/2029		100	102

Total Israel (Cost $783)			801

ITALY 0.1%
SOVEREIGN ISSUES 0.1%
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		$200	209

Total Italy (Cost $199)			209

IVORY COAST 1.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Republic of Cote d'Ivoire 5.185% (EUR006M + 3.050%) due 03/05/2027 «~	EUR	1,000	1,162

SOVEREIGN ISSUES 0.9%
Ivory Coast Government International Bonds
4.875% due 01/30/2032		349	376
5.250% due 03/22/2030		263	300
5.750% due 12/31/2032 þ		$417	409
6.625% due 03/22/2048	EUR	400	400
8.250% due 01/30/2037		$200	206

			1,691

Total Ivory Coast (Cost $2,746)			2,853

JAMAICA 0.1%
CORPORATE BONDS & NOTES 0.1%
TransJamaican Highway Ltd. 5.750% due 10/10/2036		$165	152

Total Jamaica (Cost $165)			152

JERSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	100	114
5.375% due 06/15/2036		100	115

Total Jersey, Channel Islands (Cost $236)			229

JORDAN 0.4%
SOVEREIGN ISSUES 0.4%
Jordan Government International Bonds
5.750% due 01/31/2027		$200	200
7.375% due 10/10/2047		300	282
7.500% due 01/13/2029		200	206
7.750% due 01/15/2028		200	204

Total Jordan (Cost $919)			892

KAZAKHSTAN 0.5%
CORPORATE BONDS & NOTES 0.3%
KazMunayGas National Co. JSC 5.750% due 04/19/2047		$220	205
Tengizchevroil Finance Co. International Ltd. 3.250% due 08/15/2030		400	370

			575

SOVEREIGN ISSUES 0.2%
Development Bank of Kazakhstan JSC 18.400% due 10/16/2028	KZT	182,000	391

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

Total Kazakhstan (Cost $897)		966

KENYA 0.7%
SOVEREIGN ISSUES 0.7%
Republic of Kenya Government International Bonds
7.875% due 10/09/2033	$300	279
8.800% due 10/09/2038	300	276
9.500% due 03/05/2036	200	196
9.750% due 02/16/2031	600	617

Total Kenya (Cost $1,373)		1,368

KUWAIT 0.5%
SOVEREIGN ISSUES 0.5%
Kuwait International Government Bonds 4.652% due 10/09/2035	$1,000	962

Total Kuwait (Cost $1,000)		962

LATVIA 0.3%
SOVEREIGN ISSUES 0.3%
Latvia Government International Bonds 5.125% due 07/30/2034	$500	505

Total Latvia (Cost $496)		505

LEBANON 0.1%
SOVEREIGN ISSUES 0.1%
Lebanon Government International Bonds
6.600% due 11/27/2026 ^(c)	$200	48
6.850% due 03/23/2027 ^(c)	200	48
8.250% due 05/17/2034 ^(c)	300	72
8.250% due 04/12/2049 ^(c)	400	97

Total Lebanon (Cost $192)		265

LUXEMBOURG 3.1%
	SHARES
COMMON STOCKS 0.1%
Foresea Holdings SA «	9,903	228

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.7%
Chile Electricity Lux MPC II SARL
5.580% due 10/20/2035	$391	393
5.672% due 10/20/2035	194	196
FORESEA Holding SA 7.500% due 06/15/2030	123	121
Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036	300	302
6.103% due 08/23/2042	300	299
6.129% due 02/23/2038	300	304
6.510% due 02/23/2042	300	311
MHP Lux SA 10.500% due 07/28/2029	200	202
Poinsettia Finance Ltd. SARL 6.625% due 06/17/2031	493	482
PRIO Luxembourg Holding SARL 6.750% due 10/15/2030	400	390
Saavi Energia SARL 8.875% due 02/10/2035	300	315

		3,315

SOVEREIGN ISSUES 1.3%
Eagle Funding Luxco SARL 5.500% due 08/17/2030	2,500	2,516

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

Total Luxembourg (Cost $5,887)			6,059

MACEDONIA 0.5%
SOVEREIGN ISSUES 0.5%
North Macedonia Government International Bonds
4.750% due 01/21/2034	EUR	300	330
6.960% due 03/13/2027		500	588

Total Macedonia (Cost $876)			918

MALAYSIA 0.4%
CORPORATE BONDS & NOTES 0.3%
Petronas Capital Ltd.
3.404% due 04/28/2061		$300	197
4.800% due 04/21/2060		300	262
5.848% due 04/03/2055		200	205

			664

SOVEREIGN ISSUES 0.1%
Export-Import Bank of Malaysia Bhd. 4.250% due 06/06/2029		300	294

Total Malaysia (Cost $1,072)			958

MEXICO 6.7%
		SHARES
COMMON STOCKS 0.0%
Desarrolladora Homex SAB de CV «(d)		17,978	0
Hipotecaria Su Casita SA «(d)		5,259	0

			0

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 3.3%
Banco Mercantil del Norte SA 6.625% due 01/24/2032 •(j)(k)		$400	382
Comision Federal de Electricidad
6.264% due 02/15/2052		200	176
6.500% due 01/28/2051		200	193
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.250% due 01/31/2041		198	199
Industrias Penoles SAB de CV 4.750% due 08/06/2050		200	162
Petroleos Mexicanos
6.625% due 06/15/2038		400	360
6.750% due 09/21/2047		460	367
6.950% due 01/28/2060		1,400	1,104
7.690% due 01/23/2050		4,300	3,726

			6,669

SOVEREIGN ISSUES 3.4%
Mexico Government International Bonds
3.750% due 04/19/2071		500	290
3.771% due 05/24/2061		2,044	1,227
5.000% due 04/27/2051 (m)		900	706
5.125% due 03/19/2038	EUR	200	223
5.375% due 03/22/2033		$300	294
5.625% due 02/09/2034		300	294
5.625% due 09/22/2035		300	291
5.750% due 10/12/2110		1,200	979
5.850% due 07/02/2032		300	301
6.125% due 02/09/2038		300	293
6.400% due 05/07/2054		200	188
6.625% due 01/29/2038		300	306
6.750% due 02/09/2056		300	292
6.875% due 05/13/2037		400	420
7.375% due 05/13/2055		700	737

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

Mexico Udibonos 3.000% due 12/03/2026 (i)	MXN	264	15

			6,856

Total Mexico (Cost $16,041)			13,525

MONGOLIA 0.2%
SOVEREIGN ISSUES 0.2%
Mongolia Government International Bonds
5.950% due 03/09/2032		$200	197
7.875% due 06/05/2029		200	209

Total Mongolia (Cost $399)			406

MOROCCO 0.4%
CORPORATE BONDS & NOTES 0.3%
OCP SA
5.125% due 06/23/2051		$500	391
6.700% due 03/01/2036		200	206

			597

SOVEREIGN ISSUES 0.1%
Morocco Government International Bonds 4.000% due 12/15/2050		200	138

Total Morocco (Cost $851)			735

NETHERLANDS 1.4%
		SHARES
COMMON STOCKS 0.0%
Stichting Administratiekantoor «(d)		1,222	0

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.4%
Ardshinbank CJSC Via Dilijan Finance BV 6.600% due 01/22/2031		$200	197
Metinvest BV 8.500% due 04/23/2026		400	392
Mong Duong Finance Holdings BV 5.125% due 05/07/2029		232	228
NE Property BV 1.875% due 10/09/2026	EUR	400	460
Prosus NV
1.539% due 08/03/2028		200	221
2.031% due 08/03/2032		100	102
3.257% due 01/19/2027		$200	197
3.680% due 01/21/2030		200	190
4.027% due 08/03/2050		200	134
Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK) 15.000% due 12/31/2044 ^(b)(c)		263	5
Yinson Bergenia Production BV 8.498% due 01/31/2045		395	418
Yinson Boronia Production BV 8.947% due 07/31/2042		291	318

			2,862

Total Netherlands (Cost $2,968)			2,862

NIGERIA 1.9%
CORPORATE BONDS & NOTES 0.4%
BOI Finance BV 7.500% due 02/16/2027	EUR	600	708

SOVEREIGN ISSUES 1.5%
Nigeria Government International Bonds
6.500% due 11/28/2027		$600	603
7.375% due 09/28/2033		200	196
7.875% due 02/16/2032		400	406
8.631% due 01/13/2036		400	417
8.747% due 01/21/2031		200	212

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

9.130% due 01/13/2046		600	627
9.625% due 06/09/2031		200	219
10.375% due 12/09/2034		300	344

			3,024

Total Nigeria (Cost $3,564)			3,732

OMAN 1.0%
SOVEREIGN ISSUES 1.0%
Oman Government International Bonds
5.625% due 01/17/2028		$600	608
6.000% due 08/01/2029		600	618
6.500% due 03/08/2047		300	308
7.000% due 01/25/2051		500	541

Total Oman (Cost $1,952)			2,075

PAKISTAN 0.7%
SOVEREIGN ISSUES 0.7%
Pakistan Government International Bonds
6.000% due 04/08/2026		$700	700
6.875% due 12/05/2027		400	396
8.875% due 04/08/2051		300	268

Total Pakistan (Cost $1,397)			1,364

PANAMA 0.9%
CORPORATE BONDS & NOTES 0.3%
Aeropuerto Internacional de Tocumen SA 5.125% due 08/11/2061		$300	241
Banco General SA 5.250% due 05/07/2031 •(j)(k)		400	377

			618

SOVEREIGN ISSUES 0.6%
Panama Government International Bonds
4.500% due 01/19/2063		300	220
5.227% due 02/23/2034		300	290
5.662% due 02/23/2038		200	192
6.853% due 03/28/2054		200	206
7.875% due 03/01/2057		200	233

			1,141

Total Panama (Cost $1,870)			1,759

PARAGUAY 0.7%
SOVEREIGN ISSUES 0.7%
Paraguay Government International Bonds
6.100% due 08/11/2044		$200	200
6.650% due 03/04/2055		400	416
7.900% due 02/09/2031	PYG	3,116,000	472
8.500% due 03/04/2035		1,502,000	230
8.500% due 04/04/2038		129,000	19

Total Paraguay (Cost $1,255)			1,337

PERU 2.7%
CORPORATE BONDS & NOTES 1.9%
Banco de Credito del Peru SA 5.850% due 01/11/2029		$500	516
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	2,200	672
10.100% due 12/15/2043		1,700	530
InRetail Consumer 3.250% due 03/22/2028		$500	481
InRetail Shopping Malls 5.650% due 10/16/2032		200	195
Kallpa Generacion SA 5.875% due 01/30/2032		200	205
Petroleos del Peru SA
4.750% due 06/19/2032		600	476

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

5.625% due 06/19/2047		1,000	703

			3,778

SOVEREIGN ISSUES 0.8%
Fondo MIVIVIENDA SA 5.400% due 03/31/2031		200	200
Peru Government International Bonds
3.230% due 07/28/2121		200	107
3.300% due 03/11/2041		200	151
5.500% due 03/30/2036		300	299
5.875% due 08/08/2054 (m)		370	358
6.200% due 06/30/2055		300	302
6.900% due 08/12/2037	PEN	200	57
6.950% due 08/12/2031		561	175

			1,649

Total Peru (Cost $5,561)			5,427

PHILIPPINES 0.8%
CORPORATE BONDS & NOTES 0.2%
San Miguel Global Power Holdings Corp. 8.125% due 12/02/2029 •(j)		$500	487

SOVEREIGN ISSUES 0.6%
Philippines Government International Bonds
2.650% due 12/10/2045		200	126
2.950% due 05/05/2045		400	268
3.700% due 03/01/2041		1,000	802

			1,196

Total Philippines (Cost $2,217)			1,683

POLAND 0.8%
CORPORATE BONDS & NOTES 0.1%
ORLEN SA 6.000% due 01/30/2035		$200	204

SOVEREIGN ISSUES 0.7%
Bank Gospodarstwa Krajowego 6.250% due 07/09/2054		400	396
Republic of Poland Government International Bonds
5.500% due 04/04/2053		650	604
5.500% due 03/18/2054		400	371

			1,371

Total Poland (Cost $1,632)			1,575

QATAR 0.4%
CORPORATE BONDS & NOTES 0.4%
Nakilat, Inc. 6.067% due 12/31/2033		$70	70
QatarEnergy 3.300% due 07/12/2051		1,000	648

Total Qatar (Cost $920)			718

ROMANIA 1.9%
SOVEREIGN ISSUES 1.9%
Romania Government International Bonds
2.625% due 12/02/2040	EUR	300	217
2.875% due 04/13/2042		400	290
3.000% due 02/27/2027		$1,100	1,080
3.500% due 04/03/2034	EUR	200	197
5.250% due 05/30/2032		100	114
5.375% due 06/07/2033		400	451
5.625% due 05/30/2037		500	544
5.750% due 09/16/2030		$400	399
6.125% due 10/07/2037	EUR	100	112
6.500% due 10/07/2045		100	111
6.750% due 07/11/2039		300	347

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

Total Romania (Cost $4,229)			3,862

RUSSIA 0.1%
SOVEREIGN ISSUES 0.1%
Russia Foreign Bonds - Eurobond 5.625% due 04/04/2042		$300	210

Total Russia (Cost $294)			210

SAUDI ARABIA 2.5%
CORPORATE BONDS & NOTES 1.2%
Saudi Arabian Oil Co.
3.500% due 11/24/2070		$300	179
4.250% due 04/16/2039		1,000	862
5.250% due 07/17/2034		400	399
5.875% due 07/17/2064		400	365
6.375% due 06/02/2055		500	498

			2,303

SOVEREIGN ISSUES 1.3%
Saudi Government International Bonds
3.450% due 02/02/2061		200	124
3.750% due 01/21/2055		400	272
4.500% due 10/26/2046 (m)		2,500	2,036
5.625% due 01/13/2035		200	207

			2,639

Total Saudi Arabia (Cost $5,857)			4,942

SENEGAL 0.6%
SOVEREIGN ISSUES 0.6%
Senegal Government International Bonds
4.750% due 03/13/2028	EUR	200	145
5.375% due 06/08/2037		200	117
6.250% due 05/23/2033		$800	428
7.750% due 06/10/2031		800	463

Total Senegal (Cost $1,830)			1,153

SERBIA 0.4%
SOVEREIGN ISSUES 0.4%
Serbia International Bonds
1.650% due 03/03/2033	EUR	500	471
6.000% due 06/12/2034		$400	401

Total Serbia (Cost $990)			872

SINGAPORE 0.2%
CORPORATE BONDS & NOTES 0.2%
Flex Ltd. 4.875% due 06/15/2029		$100	101
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029		200	209

Total Singapore (Cost $300)			310

SLOVENIA 0.4%
SOVEREIGN ISSUES 0.4%
Slovenia Government International Bonds 5.000% due 09/19/2033		$700	724

Total Slovenia (Cost $696)			724

SOUTH AFRICA 3.2%
CORPORATE BONDS & NOTES 0.5%
Eskom Holdings 8.450% due 08/10/2028		$500	524
Sasol Financing USA LLC
8.750% due 05/03/2029		300	313

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

8.750% due 04/10/2033 (a)		200	200

			1,037

SOVEREIGN ISSUES 2.7%
Republic of South Africa Government Bonds
8.500% due 01/31/2037	ZAR	32,300	1,784
8.875% due 02/28/2035		25,800	1,499
9.000% due 01/31/2040		700	39
Republic of South Africa Government International Bonds
4.850% due 09/30/2029		$400	393
5.000% due 10/12/2046		300	216
5.750% due 09/30/2049		600	465
5.875% due 04/20/2032 (m)		200	199
7.250% due 12/11/2055		200	183
7.300% due 04/20/2052		300	277
7.950% due 11/19/2054		300	297

			5,352

Total South Africa (Cost $6,543)			6,389

SOUTH KOREA 0.1%
SOVEREIGN ISSUES 0.1%
Korea Gas Corp. 3.500% due 10/21/2029		$200	192

Total South Korea (Cost $194)			192

SPAIN 0.1%
CORPORATE BONDS & NOTES 0.1%
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU 8.499% due 06/30/2032		$200	202

Total Spain (Cost $200)			202

SRI LANKA 0.6%
SOVEREIGN ISSUES 0.6%
Sri Lanka Government International Bonds
3.100% due 01/15/2030 þ		$259	238
3.350% due 03/15/2033 þ		308	258
3.600% due 06/15/2035 þ		43	33
3.600% due 05/15/2036 þ		238	213
3.600% due 02/15/2038 þ		276	245
4.000% due 04/15/2028		248	237

Total Sri Lanka (Cost $1,069)			1,224

SUPRANATIONAL 0.7%
CORPORATE BONDS & NOTES 0.7%
African Development Bank 5.875% due 05/07/2035 •(j)(k)		$500	486
African Export-Import Bank 2.634% due 05/17/2026		600	598
Banque Ouest Africaine de Developpement 6.250% due 10/14/2040	EUR	300	328

Total Supranational (Cost $1,449)			1,412

SURINAME 0.2%
SOVEREIGN ISSUES 0.2%
Suriname Government International Bonds 7.700% due 11/06/2030		$300	304

Total Suriname (Cost $297)			304

THAILAND 0.5%
CORPORATE BONDS & NOTES 0.5%
Bangkok Bank PCL 5.082% due 11/26/2035		$400	392
GC Treasury Center Co. Ltd.
6.500% due 09/10/2030 •(j)		200	195
7.125% due 03/10/2035 •(j)		200	195
Thaioil Treasury Center Co. Ltd. 6.100% due 01/15/2031 •(j)		200	193

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

Total Thailand (Cost $1,000)			975

TRINIDAD AND TOBAGO 0.4%
CORPORATE BONDS & NOTES 0.2%
National Gas Co. of Trinidad & Tobago Ltd. 6.050% due 01/15/2036		$200	184
Trinidad Generation UnLtd. 7.750% due 06/16/2033		200	209

			393

SOVEREIGN ISSUES 0.2%
Trinidad & Tobago Government International Bonds 5.950% due 01/14/2031		300	303

Total Trinidad and Tobago (Cost $679)			696

TURKEY 5.7%
CORPORATE BONDS & NOTES 0.4%
Turkcell Iletisim Hizmetleri AS 7.450% due 01/24/2030		$400	406
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		186	183
Turkiye Vakiflar Bankasi TAO 7.250% due 07/31/2030		300	299

			888

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%
SOCAR Turkey Enerji AS 5.558% (EUR006M + 3.450%) due 08/11/2026 «~	EUR	1,000	1,159
Turkiye Vakiflar Bankasi TAO 5.150% (EUR003M + 3.000%) due 12/15/2028 «~		1,000	1,151

			2,310

SOVEREIGN ISSUES 4.1%
Hazine Mustesarligi Varlik Kiralama AS 6.750% due 09/01/2030		$400	401
Turkiye Government Bonds
39.740% (BISTREFI) due 05/20/2026 ~	TRY	1,400	31
39.740% (BISTREFI) due 08/19/2026 ~		3,300	74
39.740% (BISTREFI) due 05/17/2028 ~		32,200	722
40.143% (BISTREFI) due 06/16/2027 ~		19,400	437
Turkiye Government International Bonds
4.875% due 04/16/2043		$700	493
5.750% due 05/11/2047 (m)		1,400	1,049
5.875% due 06/26/2031		500	479
6.000% due 01/14/2041		600	499
6.500% due 01/03/2035 (m)		200	188
6.875% due 03/17/2036		1,200	1,151
7.125% due 02/12/2032		500	501
7.125% due 07/17/2032		200	199
7.625% due 05/15/2034		500	509
9.125% due 07/13/2030		700	765
Turkiye Ihracat Kredi Bankasi AS
6.875% due 07/03/2028		200	203
7.500% due 02/06/2028		400	410

			8,111

Total Turkey (Cost $12,112)			11,309

UKRAINE 0.9%
SOVEREIGN ISSUES 0.9%
Ukraine Government International Bonds
0.000% due 02/01/2030 þ(h)		$118	69
0.000% due 02/01/2034 þ(h)		440	189
0.000% due 02/01/2035 þ(h)		371	172
0.000% due 02/01/2036 þ(h)		153	71
4.000% due 02/01/2032 þ		161	117
4.500% due 02/01/2029 þ(m)		200	141
4.500% due 02/01/2034 þ		1,038	556
4.500% due 02/01/2035 þ		401	211
4.500% due 02/01/2036 þ		337	174

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

Total Ukraine (Cost $1,605)			1,700

UNITED ARAB EMIRATES 2.1%
CORPORATE BONDS & NOTES 1.7%
Abu Dhabi Developmental Holding Co. PJSC
5.250% due 10/02/2054		$400	355
5.375% due 05/08/2029		200	204
5.500% due 05/08/2034		200	203
Adnoc Murban Rsc Ltd. 5.125% due 09/11/2054		1,000	862
DAE Sukuk Difc Ltd. 4.500% due 10/16/2030		400	382
DP World Ltd. 6.850% due 07/02/2037		400	424
MDGH GMTN RSC Ltd. 5.084% due 05/22/2053		200	176
NBK SPC Ltd. 1.625% due 09/15/2027 •		700	690

			3,296

SOVEREIGN ISSUES 0.4%
Abu Dhabi Government International Bonds
3.875% due 04/16/2050		200	150
5.500% due 04/30/2054		400	384
Finance Department Government of Sharjah 4.375% due 03/10/2051		400	266

			800

Total United Arab Emirates (Cost $4,255)			4,096

UNITED KINGDOM 2.2%
CORPORATE BONDS & NOTES 2.0%
Azule Energy Finance PLC 8.250% due 01/22/2031		$250	253
HSBC Holdings PLC
4.041% due 03/13/2028 •		200	199
5.210% due 08/11/2028 •		200	202
ICBC Standard Bank PLC 20.000% due 12/13/2029 «	UZS	4,612,000	378
NAK Naftogaz Ukraine via Kondor Finance PLC 7.125% due 07/19/2026	EUR	116	110
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (f)		$2,800	2,192
Vedanta Resources Finance II PLC
9.125% due 10/15/2032		400	403
9.475% due 07/24/2030		200	203

			3,940

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Canada Square Funding 6 PLC 4.594% due 01/17/2059 •	GBP	135	179
Rochester Financing No. 3 PLC 4.445% due 12/18/2044 •		93	123

			302

Total United Kingdom (Cost $3,863)			4,242

UNITED STATES 6.8%
ASSET-BACKED SECURITIES 1.4%
C-BASS Trust 3.084% due 01/25/2037 þ		$536	145
Countrywide Asset-Backed Certificates Trust
4.273% due 02/25/2037 •		137	135
4.918% due 11/25/2035 •		213	212
Morgan Stanley ABS Capital I, Inc. Trust
4.558% due 01/25/2035 •		69	69
4.588% due 03/25/2034 •		233	252
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 4.573% due 09/25/2035 •		500	467
Soundview Home Loan Trust 4.693% due 10/25/2037 •		103	82

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

Wells Fargo Home Equity Asset-Backed Securities Trust 4.433% due 03/25/2037 •	1,500	1,401

		2,763

CORPORATE BONDS & NOTES 1.3%
Beignet Investor LLC 6.581% due 05/30/2049	980	1,008
Credit Suisse AG AT1 Claim 1.000% due 12/31/2060 «	200	70
DAE Funding LLC 3.375% due 03/20/2028	200	193
Oracle Corp.
5.700% due 02/04/2036	300	289
6.700% due 02/04/2056	300	279
Rio Oil Finance Trust
8.200% due 04/06/2028	217	224
9.750% due 01/06/2027	151	154
Rutas 2 & 7 Finance Ltd. 0.000% due 09/30/2036 (f)	497	380

		2,597

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
BCAP LLC Trust 4.077% due 05/26/2037 ~	456	412
Bear Stearns ARM Trust
4.065% due 05/25/2047 ~	4	4
Benchmark Mortgage Trust 3.666% due 01/15/2051 ~	1,000	987
Citigroup Mortgage Loan Trust, Inc.
4.451% due 09/25/2037 ~	9	9
CitiMortgage Alternative Loan Trust 4.443% due 10/25/2036 •	59	47
Countrywide Alternative Loan Trust 4.143% due 05/25/2036 •	111	40
GSR Mortgage Loan Trust 4.478% due 01/25/2036 ~	1	1
IndyMac INDA Mortgage Loan Trust 3.354% due 11/25/2037 ~	49	41
IndyMac INDX Mortgage Loan Trust
4.153% due 02/25/2037 •	118	115
4.433% due 07/25/2045 •	59	44
Lehman XS Trust
4.173% due 09/25/2046 •	86	79
4.293% due 08/25/2037 •	102	101
Morgan Stanley Mortgage Loan Trust 5.634% due 06/25/2036 ~	1	1
STARM Mortgage Loan Trust 4.506% due 10/25/2037 ~	28	25
WaMu Mortgage Pass-Through Certificates Trust
4.089% due 02/25/2037 ~	9	8
4.365% due 03/25/2036 ~	82	75
Washington Mutual Mortgage Pass-Through Certificates Trust 4.609% due 02/25/2047 •	108	103

		2,092

U.S. GOVERNMENT AGENCIES 1.6%
Federal National Mortgage Association 4.000% due 07/01/2048	21	20
Uniform Mortgage-Backed Security, TBA
3.500% due 06/01/2056	350	320
4.000% due 06/01/2056	500	471
4.500% due 05/01/2056	750	723
5.000% due 04/01/2056	800	789
5.500% due 05/01/2056	950	953

		3,276

U.S. TREASURY OBLIGATIONS 1.4%
U.S. Treasury Bonds
3.250% due 05/15/2042 (p)	100	82
4.625% due 05/15/2054 (p)	50	48
4.750% due 11/15/2043 (m)(p)	2,300	2,273
4.875% due 08/15/2045 (p)	30	30
U.S. Treasury Notes
4.250% due 08/15/2035 (p)	40	40
4.375% due 11/30/2030 (p)	400	407

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

			2,880

Total United States (Cost $13,705)			13,608

URUGUAY 0.2%
SOVEREIGN ISSUES 0.2%
Uruguay Government International Bonds
5.100% due 06/18/2050		$300	276
5.442% due 02/14/2037		200	204

Total Uruguay (Cost $482)			480

UZBEKISTAN 0.6%
CORPORATE BONDS & NOTES 0.4%
Uzbek Industrial & Construction Bank ATB
8.950% due 07/24/2029		$200	212
21.000% due 07/24/2027	UZS	2,980,000	261
Uzbekneftegaz JSC 4.750% due 11/16/2028		$400	383

			856

SOVEREIGN ISSUES 0.2%
Republic of Uzbekistan International Bonds 3.900% due 10/19/2031		400	362

Total Uzbekistan (Cost $1,134)			1,218

VENEZUELA 1.3%
CORPORATE BONDS & NOTES 0.8%
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(c)		$180	60
5.500% due 04/12/2037 ^(c)		3,250	1,094
6.000% due 11/15/2026 ^(c)		1,240	427
9.750% due 05/17/2035 ^(c)		110	46

			1,627

SOVEREIGN ISSUES 0.5%
Venezuela Government International Bonds
9.250% due 09/15/2027 ^(c)		1,230	590
9.250% due 05/07/2028 ^(c)		270	124
9.375% due 01/13/2034 ^(c)		40	19
11.750% due 10/21/2026 ^(c)		10	5
11.950% due 08/05/2031 ^(c)		590	304

			1,042

Total Venezuela (Cost $3,019)			2,669

ZAMBIA 0.1%
SOVEREIGN ISSUES 0.1%
Zambia Government International Bonds 0.500% due 12/31/2053 (b)		$300	198

Total Zambia (Cost $206)			198

SHORT-TERM INSTRUMENTS 2.6%
EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (f)(g)	EGP	300	5

NIGERIA TREASURY BILLS 1.7%
24.653% due 04/14/2026 - 01/28/2027 (e)(f)(g)	NGN	5,167,693	3,485

SOUTH AFRICA TREASURY BILLS 0.6%
7.198% due 08/05/2026 - 01/27/2027 (e)(f)(g)	ZAR	20,400	1,161

TURKEY TREASURY BILLS 0.3%
38.693% due 04/07/2026 (e)(f)(g)	TRY	25,000	558

U.S. TREASURY BILLS 0.0%
3.672% due 06/09/2026 (f)(g)(p)		$43	43

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

Total Short-Term Instruments (Cost $5,086)		5,252

Total Investments in Securities (Cost $203,685)		198,317

	SHARES
INVESTMENTS IN AFFILIATES 1.0%
SHORT-TERM INSTRUMENTS 1.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%
PIMCO Short-Term Floating NAV Portfolio III	210,241	2,048

Total Short-Term Instruments (Cost $2,047)		2,048

Total Investments in Affiliates (Cost $2,047)		2,048

Total Investments 100.5% (Cost $205,732)		$200,365
Financial Derivative Instruments (n)(o) (0.2)%(Cost or Premiums, net $(16))		(325)
Other Assets and Liabilities, net (0.3)%		(583)

Net Assets 100.0%		$199,457

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Security becomes interest bearing at a future date.
(i)	Principal amount of security is adjusted for inflation.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Contingent convertible security.
(l)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Congolese International Bonds	9.875%	11/07/2032	02/20/2026	$285	$282	0.14%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	3.450%	12/12/2025	TBD(2)	$(316)	$(319)
BRC	3.250	03/10/2026	TBD(2)	(300)	(301)
3.800	12/12/2025	TBD(2)	(1,971)	(1,994)
MYI	3.000	02/20/2026	TBD(2)	(408)	(409)
3.250	03/30/2026	04/10/2026	(113)	(113)
3.400	12/12/2025	TBD(2)	(305)	(309)
3.450	12/12/2025	TBD(2)	(154)	(156)
3.490	03/30/2026	04/10/2026	(583)	(583)
3.600	12/12/2025	TBD(2)	(383)	(387)
NOM	3.570	12/12/2025	TBD(2)	(639)	(645)

Total Reverse Repurchase Agreements	$(5,216)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)

TDM	3.770%	03/12/2026	04/23/2026	$(707)	$(709)

Total Sale-Buyback Transactions	$(709)

(m)	Securities with an aggregate market value of $5,748 have been pledged as collateral under the terms of master agreements as of March 31, 2026.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(5,071) at a weighted average interest rate of 3.611%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(2) of deferred price drop.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Future June Futures	06/2026	2	$269	$(12)	$3	$0
Short Euro-BTP Italy Government Bond June Futures	06/2026	130	15,905	(74)	41	0
U.S. Treasury 2-Year Note June Futures	06/2026	34	7,053	(50)	3	0
U.S. Treasury 5-Year Note June Futures	06/2026	162	17,525	(246)	23	0
U.S. Treasury 10-Year Note June Futures	06/2026	407	45,196	(813)	95	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	11	1,282	(37)	2	0

$(1,232)	$167	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl June Futures	06/2026	9	$(1,201)	$(1)	$1	$(1)
Euro-Bund June Futures	06/2026	22	(3,189)	81	0	(23)
Euro-Schatz June Futures	06/2026	28	(3,422)	10	0	(2)

$90	$1	$(26)

Total Futures Contracts	$(1,142)	$168	$(26)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-38 5-Year Index	(1.000)%	Quarterly	12/20/2027	$1,000	$57	$(63)	$(6)	$0	$(5)
CDX.EM-39 5-Year Index	(1.000)	Quarterly	06/20/2028	900	56	(51)	5	4	0
CDX.EM-42 5-Year Index	(1.000)	Quarterly	12/20/2029	1,900	44	(31)	13	0	(9)
CDX.EM-44 5-Year Index	(1.000)	Quarterly	12/20/2030	1,875	29	7	36	0	(9)

$186	$(138)	$48	$4	$(23)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-45 5-Year Index	1.000%	Quarterly	06/20/2031	$450	$(18)	$(1)	$(19)	$2	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.500%	Semi-Annual	06/21/2027	$5,700	$212	$(362)	$(150)	$1	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	400	2	(25)	(23)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	1,500	(44)	48	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	3,625	(17)	39	22	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	2,920	(94)	76	(18)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	3,300	(174)	102	(72)	3	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030	11,039	36	73	109	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	8,200	230	(186)	44	0	(8)

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		200	3	(25)	(22)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		200	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		200	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		400	(2)	13	11	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		300	(1)	9	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		400	(2)	14	12	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		300	(1)	10	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		300	(1)	9	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		200	(1)	8	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		200	(1)	8	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		680	(37)	24	(13)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034		2,900	(123)	27	(96)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		1,500	8	0	8	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		700	(11)	14	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		800	58	(23)	35	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		1,000	(7)	16	9	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2036		400	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039		100	6	(3)	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2039		500	(2)	17	15	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		100	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		200	(1)	(8)	(9)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		300	12	(5)	7	1	0
Receive	1-Year BRL-CDI	11.253	Maturity	01/04/2027	BRL	6,400	0	60	60	0	(2)
Pay	1-Year BRL-CDI	11.550	Maturity	01/04/2027		400	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	11.570	Maturity	01/04/2027		5,700	0	(45)	(45)	2	0
Receive	1-Year BRL-CDI	13.055	Maturity	01/04/2027		2,200	0	1	1	0	(1)
Pay	1-Year BRL-CDI	13.015	Maturity	01/02/2029		1,200	(1)	(2)	(3)	2	0
Receive	1-Year BRL-CDI	13.030	Maturity	01/02/2029		2,800	0	7	7	0	(3)
Pay	1-Year BRL-CDI	13.265	Maturity	01/02/2029		2,800	0	(5)	(5)	3	0
Pay	1-Year BRL-CDI	13.310	Maturity	01/02/2029		1,700	0	(4)	(4)	2	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		2,800	0	(9)	(9)	1	0
Pay	1-Year BRL-CDI	13.255	Maturity	01/02/2031		7,200	(2)	(23)	(25)	0	(2)
Pay	1-Year BRL-CDI	13.350	Maturity	01/02/2031		800	0	(1)	(1)	1	0
Pay	1-Year BRL-CDI	13.520	Maturity	01/02/2031		5,300	0	(4)	(4)	7	0
Pay	1-Year BRL-CDI	13.560	Maturity	01/02/2031		4,300	0	(3)	(3)	5	0
Pay	1-Year BRL-CDI	13.670	Maturity	01/02/2031		900	0	0	0	1	0
Pay	3-Month PLN-WIBOR	4.855	Annual	02/10/2030	PLN	5,400	7	13	20	1	0
Receive	3-Month PLN-WIBOR	4.075	Annual	04/11/2030		5,400	0	(4)	(4)	0	(1)
Pay	3-Month PLN-WIBOR	4.678	Annual	03/11/2036		900	0	(3)	(3)	0	(1)
Pay	3-Month PLN-WIBOR	4.655	Annual	03/16/2036		1,000	0	(4)	(4)	0	(1)
Pay	3-Month PLN-WIBOR	4.828	Annual	03/17/2036		400	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	6.770	Quarterly	03/10/2028	ZAR	8,900	0	(5)	(5)	1	0
Receive	6-Month CLP-CHILIBOR	5.511	Semi-Annual	11/13/2033	CLP	623,400	0	(17)	(17)	1	0
Pay	6-Month CLP-CHILIBOR	4.855	Semi-Annual	12/18/2033		600,000	0	(13)	(13)	0	(1)
Pay	6-Month CZK-PRIBOR	4.250	Annual	04/18/2029	CZK	12,400	15	(1)	14	1	0
Pay	6-Month CZK-PRIBOR	3.530	Annual	07/15/2029		56,100	0	(14)	(14)	5	0
Pay	6-Month CZK-PRIBOR	3.080	Annual	10/03/2029		34,000	0	(68)	(68)	2	0
Receive	6-Month CZK-PRIBOR	3.325	Annual	05/09/2030		51,000	0	53	53	0	(4)
Receive	6-Month CZK-PRIBOR	3.363	Annual	05/29/2030		40,900	19	21	40	0	(3)
Pay	6-Month CZK-PRIBOR	4.130	Annual	10/01/2035		27,800	17	(52)	(35)	0	0
Pay	6-Month CZK-PRIBOR	4.480	Annual	03/11/2036		2,300	0	0	0	0	0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	300	(1)	7	6	1	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028	300	(1)	8	7	1	0
Pay	6-Month EUR-EURIBOR	2.818	Annual	06/26/2029	1,100	33	(14)	19	3	0
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031	800	1	(20)	(19)	4	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033	300	(1)	11	10	2	0
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036	9,200	165	170	335	0	(81)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056	660	(12)	(5)	(17)	7	0
Pay	6-Month HUF-BBR	5.955	Annual	05/08/2030	HUF	912,000	0	(41)	(41)	14	0
Receive	6-Month HUF-BBR	6.190	Annual	11/18/2030	188,500	6	16	22	0	(3)
Receive	6-Month HUF-BBR	6.410	Annual	11/21/2030	332,100	0	30	30	0	(6)
Receive	6-Month HUF-BBR	6.439	Annual	11/24/2030	100,800	0	9	9	0	(2)
Receive	6-Month HUF-BBR	6.500	Annual	11/25/2030	131,400	0	11	11	0	(2)
Pay	6-Month HUF-BBR	7.050	Annual	03/11/2036	121,200	0	(1)	(1)	4	0
Pay	6-Month HUF-BBR	7.020	Annual	03/16/2036	158,700	0	(3)	(3)	5	0
Pay	6-Month HUF-BBR	6.910	Annual	03/19/2036	76,800	0	(3)	(3)	2	0
Pay	28-Day MXN-TIIE	8.280	Lunar	03/06/2036	MXN	1,700	0	(1)	(1)	1	0
Pay(5)	28-Day MXN-TIIE	8.500	Lunar	06/04/2036	1,200	1	(1)	0	0	0

$290	$(72)	$218	$92	$(144)

Total Swap Agreements	$458	$(211)	$247	$98	$(167)

Cash of $2,519 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2026	CAD	269	$196	$3	$0
BOA	04/2026	BRL	5,663	1,086	0	(7)
04/2026	CZK	1,520	72	1	0
04/2026	DOP	4,900	78	0	(3)
04/2026	INR	139,662	1,485	0	(2)
04/2026	$1,084	BRL	5,663	9	0
04/2026	849	DOP	51,630	0	(5)
04/2026	1,485	INR	139,412	0	(12)
04/2026	167	THB	5,216	0	(9)
05/2026	DOP	779	$12	0	(1)
06/2026	ILS	143	46	1	0
06/2026	PEN	2,949	872	27	0
06/2026	$18	BRL	95	0	0
08/2026	ZAR	4,827	$273	0	(10)
10/2026	BRL	1,200	220	0	(3)
10/2026	ZAR	5,807	356	18	0
01/2027	5,752	350	18	0
BPS	04/2026	BRL	14,722	2,700	0	(142)
04/2026	ILS	128	41	1	0
04/2026	INR	235,722	2,538	49	0
04/2026	PHP	862	15	0	0
04/2026	$2,803	BRL	14,722	39	0
04/2026	30	ILS	96	0	0
04/2026	1,505	INR	140,565	0	(9)
04/2026	ZAR	9,872	$583	0	0
05/2026	ILS	96	30	0	0
05/2026	$1,390	INR	131,638	7	0
05/2026	184	KWD	56	0	(3)
06/2026	272	83	0	(3)
07/2026	BRL	6,000	$1,118	0	(17)
07/2026	$1,562	BRL	8,392	25	0
07/2026	119	KWD	36	0	(2)
10/2026	BRL	7,900	$1,441	0	(21)

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

	06/2027		$70	KWD	21	0	(1)
	05/2029	KWD	280		$964	46	0
	07/2029		62		214	10	0
	05/2030		170		585	27	0
	08/2030		24		82	2	0
	01/2031		52		174	4	0
BRC	04/2026	TRY	144,720		3,169	0	(36)
	04/2026		$2,690	TRY	123,818	6	0
	04/2026	ZAR	11,749		$718	25	0
	05/2026	TRY	34,884		748	0	(5)
BSH	04/2026	BRL	16,400		2,948	0	(218)
	04/2026		$3,158	BRL	16,400	8	0
	04/2026		202	GBP	152	0	(1)
	04/2026		107	PLN	386	0	(3)
	05/2026	GBP	152		$202	1	0
	10/2026	BRL	17,500		3,230	0	(9)
CBK	04/2026		2,711		519	0	(4)
	04/2026	EUR	430		499	2	0
	04/2026	HUF	19,457		57	0	(1)
	04/2026	INR	176,359		1,902	28	0
	04/2026	THB	3		0	0	0
	04/2026		$519	BRL	2,711	4	0
	04/2026		113	EUR	98	0	0
	04/2026		3,113	INR	288,672	0	(53)
	04/2026		30	PEN	101	0	(1)
	04/2026		3	PHP	172	0	0
	05/2026		63	INR	6,016	1	0
	05/2026		15	NGN	23,340	2	0
	05/2026		88	PEN	304	0	(1)
	06/2026	PHP	173		$3	0	0
	07/2026		$63	EGP	3,223	0	(8)
	07/2026		32	KZT	17,162	3	0
	08/2026	INR	146,198		$1,560	30	0
	11/2026	NGN	24,510		15	0	(1)
DUB	04/2026	CNH	639		92	0	0
	04/2026	CZK	510		24	0	0
	04/2026	HUF	10,370		31	0	0
	04/2026	ILS	257		83	1	0
	04/2026	INR	7,474		80	1	0
	04/2026	KZT	10,702		22	0	0
	04/2026		$177	AUD	257	1	0
	04/2026		191	CNH	1,311	0	(1)
	04/2026		73	EGP	3,712	0	(5)
	04/2026		57	SGD	73	0	0
	05/2026	AUD	257		$176	0	(1)
	05/2026	SGD	73		57	0	0
	05/2026		$92	CNH	637	0	0
	06/2026	KZT	90,370		$170	0	(15)
	06/2026	PKR	3,461		12	0	0
	06/2026	TWD	8,356		263	3	0
	07/2026		$384	KZT	206,785	33	0
	09/2026	PKR	27,266		$92	0	(4)
	11/2026	UZS	2,177,675		167	0	(2)
	12/2026		3,837,990		295	0	(2)
FAR	04/2026	AUD	99		70	2	0
	04/2026	CHF	89		115	4	0
	04/2026	GBP	152		205	4	0
	04/2026		$112	CHF	89	0	0
	05/2026	CHF	89		$112	0	0
	05/2026	ILS	160		51	0	0
	06/2026		102		33	1	0
	08/2026	PEN	1,719		508	18	0
GLM	04/2026	BRL	25,934		4,580	0	(427)
	04/2026	DOP	31,694		491	0	(29)
	04/2026	HUF	6,250		18	0	(1)
	04/2026	ILS	138		44	1	0
	04/2026		$6,044	BRL	31,857	106	0
	04/2026		79	MYR	311	0	(2)
	05/2026	DOP	30,244		$467	0	(31)
	05/2026		$15	EGP	808	0	(1)
	06/2026	BRL	11,868		$2,204	0	(57)
	06/2026	DOP	5,216		85	0	0
	06/2026		$53	BRL	284	1	0
	06/2026		103	MXN	1,795	0	(3)
	07/2026	BRL	8,600		$1,594	0	(33)
	07/2026	DOP	2,210		36	0	0
	07/2026		$48	BRL	260	1	0
	09/2026	DOP	38,314		$618	7	(10)
IND	04/2026	EUR	18,502		21,847	461	0
JPM	04/2026	BRL	5,200		996	0	(8)
	04/2026	CNH	672		97	0	0
	04/2026	CZK	309		15	0	0
	04/2026	HUF	30,485		91	0	0
	04/2026	MXN	12,559		701	1	0
	04/2026	SGD	74		59	1	0
	04/2026		$984	BRL	5,200	20	0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

04/2026	ZAR	31,871	$1,908	27	0
05/2026	$97	CNH	671	0	0
07/2026	BRL	3,200	$592	0	(14)
10/2026	2,200	401	0	(7)
06/2027	UZS	154,501	12	0	0
MBC	04/2026	$1	EGP	53	0	0
04/2026	244	EUR	212	1	0
04/2026	455	KRW	665,889	0	(12)
05/2026	9	EGP	438	0	(1)
05/2026	114	EUR	99	1	0
10/2026	ZAR	3,097	$174	0	(6)
MYI	10/2026	$257	AZN	460	8	0
10/2027	515	947	0	0
SCX	04/2026	INR	7,483	$80	1	0
04/2026	$195	CAD	269	0	(1)
04/2026	141	EGP	7,172	0	(12)
04/2026	69	KZT	36,261	6	0
05/2026	CAD	269	$195	1	0
05/2026	$4	EGP	186	0	0
07/2026	56	KZT	30,430	5	0
SOG	04/2026	EUR	225	$266	6	0
04/2026	UGX	257,400	72	4	0
04/2026	$352	EGP	17,218	0	(42)
04/2026	21,750	EUR	18,847	35	0
05/2026	EUR	18,847	$21,784	0	(34)
05/2026	$373	EGP	18,502	0	(47)
06/2026	ILS	96	$31	1	0
06/2026	PEN	499	148	5	0
08/2026	$232	EGP	11,743	0	(32)
SSB	04/2026	AUD	159	$113	3	0
UAG	04/2026	CZK	624	30	0	0
04/2026	TRY	7,214	156	0	(3)
04/2026	$62	PLN	223	0	(2)
06/2026	ILS	140	$45	1	0

Total Forward Foreign Currency Contracts	$1,169	$(1,436)

PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GST	Put - OTC CDX.IG-45 5-Year Index	Buy	0.550%	05/20/2026	11,750	$23	$40

Total Purchased Options	$23	$40

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-45 5-Year Index	Sell	0.750%	05/20/2026	29,375	$(23)	$(35)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

UAG	Call - OTC USD versus TRY	TRY	49.650	04/17/2026	1,552	$(23)	$(5)

Total Written Options	$(46)	$(40)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Mexico Government International Bonds	(1.000)%	Quarterly	06/20/2035	1.676%	$200	$14	$(4)	$10	$0
Oman Government International Bonds	(1.000)	Quarterly	12/20/2027	0.530	100	3	(4)	0	(1)
Panama Government International Bonds	(1.000)	Quarterly	06/20/2029	0.857	200	5	(6)	0	(1)
BPS	Oman Government International Bonds	(1.000)	Quarterly	12/20/2027	0.530	100	3	(4)	0	(1)
BRC	Mexico Government International Bonds	(1.000)	Quarterly	06/20/2035	1.676	200	13	(3)	10	0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

	Saudi Arabia Government International Bonds	(1.000)	Quarterly	06/20/2034	1.096	2,200	(24)	38	14	0
CBK	Mexico Government International Bonds	(1.000)	Quarterly	06/20/2035	1.676	100	7	(2)	5	0
GST	Mexico Government International Bonds	(1.000)	Quarterly	06/20/2035	1.676	100	7	(2)	5	0
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	06/20/2034	1.096	700	(8)	12	4	0
MYC	Saudi Arabia Government International Bonds	(1.000)	Quarterly	06/20/2034	1.096	1,200	(14)	21	7	0

							$6	$46	$55	$(3)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Argentine Republic Government International Bonds	5.000%	Quarterly	12/20/2026	2.754%	$100	$2	$0	$2	$0
	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980	290	(38)	42	4	0
	Brazil Government International Bonds	1.000	Quarterly	06/20/2035	2.130	200	(28)	12	0	(16)
	Chile Government International Bonds	1.000	Quarterly	12/20/2026	0.226	100	1	0	1	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2030	2.132	1,000	(51)	4	0	(47)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2026	2.033	200	(1)	(1)	0	(2)
BPS	Brazil Government International Bonds	1.000	Quarterly	12/20/2027	0.676	200	(15)	16	1	0
	Chile Government International Bonds	1.000	Quarterly	12/20/2027	0.323	1,000	(5)	17	12	0
	Indonesia Government International Bonds	1.000	Quarterly	06/20/2031	1.025	3,300	3	(6)	0	(3)
	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.329	1,000	6	(4)	2	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.369	300	0	2	2	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2027	0.533	400	1	2	3	0
	Peru Government International Bonds	1.000	Quarterly	06/20/2026	0.281	600	4	(3)	1	0
	Serbia Government International Bonds	1.000	Quarterly	12/20/2027	0.762	200	(18)	19	1	0
BRC	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	2.754	250	6	(2)	4	0
	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980	200	2	1	3	0
	Benin Government International Bonds	1.000	Quarterly	06/20/2026	2.625	200	(7)	6	0	(1)
	Chile Government International Bonds	1.000	Quarterly	06/20/2026	0.217	1,000	17	(15)	2	0
	Cote D'ivoire Government International Bonds	1.000	Quarterly	06/20/2026	1.424	100	(3)	3	0	0
	Nigeria Government International Bonds	1.000	Quarterly	12/20/2026	1.449	100	0	0	0	0
	Nigeria Government International Bonds	1.000	Quarterly	06/20/2027	1.733	100	(1)	0	0	(1)
	Nigeria Government International Bonds	1.000	Quarterly	12/20/2029	2.791	300	(44)	26	0	(18)
	Nigeria Government International Bonds	1.000	Quarterly	12/20/2030	3.108	200	(18)	1	0	(17)
	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2030	0.750	4,100	58	(17)	41	0
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2029	2.564	100	(7)	2	0	(5)
CBK	Benin Government International Bonds	1.000	Quarterly	06/20/2026	2.625	25	(1)	1	0	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2030	2.132	1,900	(95)	6	0	(89)
	Cote D'ivoire Government International Bonds	1.000	Quarterly	06/20/2026	1.424	150	(5)	5	0	0
	Cote D'ivoire Government International Bonds	1.000	Quarterly	06/20/2030	2.836	100	(13)	6	0	(7)
	Panama Government International Bonds	1.000	Quarterly	06/20/2026	0.516	300	1	(1)	0	0
DUB	Colombia Government International Bonds	1.000	Quarterly	12/20/2030	2.132	200	(10)	1	0	(9)
	Nigeria Government International Bonds	1.000	Quarterly	12/20/2029	2.791	200	(33)	21	0	(12)
	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—◆	235	0	1	1	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—◆	424	0	2	2	0
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2030	2.716	100	(10)	4	0	(6)

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

GLM	Mexico Government International Bonds	1.000	Quarterly	06/20/2029	0.730	400	(2)	5	3	0
GST	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	2.754	200	4	0	4	0
	Benin Government International Bonds	1.000	Quarterly	12/20/2030	1.291	500	(11)	5	0	(6)
	Israel Government International Bonds	1.000	Quarterly	06/20/2026	0.306	200	0	0	0	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.669	100	(1)	2	1	0
	Peru Government International Bonds	1.000	Quarterly	06/20/2026	0.281	1,500	7	(4)	3	0
	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2030	0.750	3,600	53	(17)	36	0
JPM	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980	100	1	0	1	0
	Cote D'ivoire Government International Bonds	1.000	Quarterly	06/20/2030	2.836	50	(6)	3	0	(3)
	Ecuador Government International Bonds	5.000	Quarterly	06/20/2027	2.178	200	7	0	7	0
	Poland Government International Bonds	1.000	Quarterly	06/20/2028	0.370	100	0	1	1	0
	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2030	0.750	300	5	(2)	3	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2035	2.812	300	(35)	(4)	0	(39)
	State Oil Company of Azerbaijan	5.000	Quarterly	06/20/2026	1.376	100	1	0	1	0
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2029	2.564	500	(34)	8	0	(26)
MYC	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	2.754	50	1	0	1	0
	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980	400	(17)	23	6	0
	Chile Government International Bonds	1.000	Quarterly	12/20/2026	0.226	700	4	0	4	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.445	200	(1)	2	1	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.581	100	(2)	3	1	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.669	500	(5)	10	5	0
	Nigeria Government International Bonds	1.000	Quarterly	06/20/2030	2.936	20	(5)	3	0	(2)
	Panama Government International Bonds	1.000	Quarterly	06/20/2030	1.059	200	(9)	9	0	0
	Peru Government International Bonds	1.000	Quarterly	06/20/2026	0.281	1,800	3	1	4	0
	Qatar Government International Bonds	1.000	Quarterly	12/20/2026	0.244	300	4	(2)	2	0
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2028	2.228	1,300	(117)	77	0	(40)

							$(457)	$274	$166	$(349)

Total Swap Agreements							$(451)	$320	$221	$(352)

(p)

Securities with an aggregate market value of $554 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2026

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

Investments in Securities, at Value
Albania
Sovereign Issues	$0	$223	$0	$223
Angola
Corporate Bonds & Notes	0	798	0	798
Sovereign Issues	0	1,192	0	1,192
Argentina
Sovereign Issues	0	6,810	0	6,810
Armenia
Sovereign Issues	0	728	0	728
Bahrain
Sovereign Issues	0	1,879	0	1,879
Benin
Sovereign Issues	0	382	0	382
Bermuda
Corporate Bonds & Notes	0	375	0	375
Brazil
Corporate Bonds & Notes	0	2,886	0	2,886
Sovereign Issues	0	10,591	0	10,591
Bulgaria
Sovereign Issues	0	850	0	850
Cameroon
Sovereign Issues	0	743	0	743
Canada
Corporate Bonds & Notes	0	304	0	304
Cayman Islands
Asset-Backed Securities	0	220	0	220
Convertible Bonds & Notes	0	1	0	1
Corporate Bonds & Notes	0	3,253	1,164	4,417
Corporate Bonds & Notes	0	0	0	0
Sovereign Issues	0	586	0	586
Chile
Corporate Bonds & Notes	0	3,844	0	3,844
Sovereign Issues	0	1,743	0	1,743
China
Common Stocks	4	0	0	4
Colombia
Corporate Bonds & Notes	0	1,417	0	1,417
Sovereign Issues	0	3,544	0	3,544
Congo
Sovereign Issues	0	282	0	282
Costa Rica
Sovereign Issues	0	1,187	0	1,187
Czech Republic
Corporate Bonds & Notes	0	486	0	486
Dominican Republic
Sovereign Issues	0	4,870	0	4,870
Ecuador
Sovereign Issues	0	2,698	0	2,698
Egypt
Sovereign Issues	0	3,843	0	3,843
El Salvador
Corporate Bonds & Notes	0	513	0	513
Sovereign Issues	0	875	0	875
Gabon
Sovereign Issues	0	282	0	282
Germany
Loan Participations and Assignments	0	1,015	0	1,015
Ghana
Sovereign Issues	0	1,079	0	1,079
Guatemala
Corporate Bonds & Notes	0	200	0	200
Sovereign Issues	0	1,401	0	1,401
Hong Kong
Corporate Bonds & Notes	0	636	0	636
Hungary
Corporate Bonds & Notes	0	208	0	208
Sovereign Issues	0	2,152	0	2,152
India
Corporate Bonds & Notes	0	612	0	612
Sovereign Issues	0	476	0	476
Indonesia
Corporate Bonds & Notes	0	5,520	0	5,520
Sovereign Issues	0	1,488	0	1,488
Ireland
Corporate Bonds & Notes	0	237	0	237
Loan Participations and Assignments	0	0	1,041	1,041
Sovereign Issues	0	999	0	999
Isle of Man
Corporate Bonds & Notes	0	106	0	106
Israel
Corporate Bonds & Notes	0	699	0	699
Sovereign Issues	0	102	0	102
Italy
Sovereign Issues	0	209	0	209
Ivory Coast

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

Loan Participations and Assignments	0	0	1,162	1,162
Sovereign Issues	0	1,691	0	1,691
Jamaica
Corporate Bonds & Notes	0	152	0	152
Jersey, Channel Islands
Corporate Bonds & Notes	0	229	0	229
Jordan
Sovereign Issues	0	892	0	892
Kazakhstan
Corporate Bonds & Notes	0	575	0	575
Sovereign Issues	0	391	0	391
Kenya
Sovereign Issues	0	1,368	0	1,368
Kuwait
Sovereign Issues	0	962	0	962
Latvia
Sovereign Issues	0	505	0	505
Lebanon
Sovereign Issues	0	265	0	265
Luxembourg
Common Stocks	0	0	228	228
Corporate Bonds & Notes	0	3,315	0	3,315
Sovereign Issues	0	2,516	0	2,516
Macedonia
Sovereign Issues	0	918	0	918
Malaysia
Corporate Bonds & Notes	0	664	0	664
Sovereign Issues	0	294	0	294
Mexico
Corporate Bonds & Notes	0	6,669	0	6,669
Sovereign Issues	0	6,856	0	6,856
Mongolia
Sovereign Issues	0	406	0	406
Morocco
Corporate Bonds & Notes	0	597	0	597
Sovereign Issues	0	138	0	138
Netherlands
Corporate Bonds & Notes	0	2,862	0	2,862
Nigeria
Corporate Bonds & Notes	0	708	0	708
Sovereign Issues	0	3,024	0	3,024
Oman
Sovereign Issues	0	2,075	0	2,075
Pakistan
Sovereign Issues	0	1,364	0	1,364
Panama
Corporate Bonds & Notes	0	618	0	618
Sovereign Issues	0	1,141	0	1,141
Paraguay
Sovereign Issues	0	1,337	0	1,337
Peru
Corporate Bonds & Notes	0	3,778	0	3,778
Sovereign Issues	0	1,649	0	1,649
Philippines
Corporate Bonds & Notes	0	487	0	487
Sovereign Issues	0	1,196	0	1,196
Poland
Corporate Bonds & Notes	0	204	0	204
Sovereign Issues	0	1,371	0	1,371
Qatar
Corporate Bonds & Notes	0	718	0	718
Romania
Sovereign Issues	0	3,862	0	3,862
Russia
Sovereign Issues	0	210	0	210
Saudi Arabia
Corporate Bonds & Notes	0	2,303	0	2,303
Sovereign Issues	0	2,639	0	2,639
Senegal
Sovereign Issues	0	1,153	0	1,153
Serbia
Sovereign Issues	0	872	0	872
Singapore
Corporate Bonds & Notes	0	310	0	310
Slovenia
Sovereign Issues	0	724	0	724
South Africa
Corporate Bonds & Notes	200	837	0	1,037
Sovereign Issues	0	5,352	0	5,352
South Korea
Sovereign Issues	0	192	0	192
Spain
Corporate Bonds & Notes	0	202	0	202
Sri Lanka
Sovereign Issues	0	1,224	0	1,224
Supranational

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

Corporate Bonds & Notes	0	1,412	0	1,412
Suriname
Sovereign Issues	0	304	0	304
Thailand
Corporate Bonds & Notes	0	975	0	975
Trinidad and Tobago
Corporate Bonds & Notes	0	393	0	393
Sovereign Issues	0	303	0	303
Turkey
Corporate Bonds & Notes	0	888	0	888
Loan Participations and Assignments	0	0	2,310	2,310
Sovereign Issues	0	8,111	0	8,111
Ukraine
Sovereign Issues	0	1,700	0	1,700
United Arab Emirates
Corporate Bonds & Notes	0	3,296	0	3,296
Sovereign Issues	0	800	0	800
United Kingdom
Corporate Bonds & Notes	0	3,562	378	3,940
Non-Agency Mortgage-Backed Securities	0	302	0	302
United States
Asset-Backed Securities	0	2,763	0	2,763
Corporate Bonds & Notes	0	2,597	0	2,597
Non-Agency Mortgage-Backed Securities	0	2,092	0	2,092
U.S. Government Agencies	0	3,276	0	3,276
U.S. Treasury Obligations	0	2,880	0	2,880
Uruguay
Sovereign Issues	0	480	0	480
Uzbekistan
Corporate Bonds & Notes	0	856	0	856
Sovereign Issues	0	362	0	362
Venezuela
Corporate Bonds & Notes	0	1,627	0	1,627
Sovereign Issues	0	1,042	0	1,042
Zambia
Sovereign Issues	0	198	0	198
Short-Term Instruments
Egypt Treasury Bills	0	5	0	5
Nigeria Treasury Bills	0	3,485	0	3,485
South Africa Treasury Bills	0	1,161	0	1,161
Turkey Treasury Bills	0	558	0	558
U.S. Treasury Bills	0	43	0	43

$204	$191,830	$6,283	$198,317
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,048	$0	$0	$2,048

Total Investments	$2,252	$191,830	$6,283	$200,365

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$0	$0	$0

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	45	221	0	266
Over the counter	0	1,427	3	1,430

$45	$1,648	$3	$1,696
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(26)	(167)	0	(193)
Over the counter	0	(1,828)	0	(1,828)

$(26)	$(1,995)	$0	$(2,021)

Total Financial Derivative Instruments	$19	$(347)	$3	$(325)

Totals	$2,271	$191,483	$6,286	$200,040

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2026:
Category and Subcategory	Beginning Balance at 12/31/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (2)

Investments in Securities, at Value
Cayman Islands
Convertible Bonds & Notes	$48	$0	$(46)	$15	$(27)	$10	$0	$0	$0	$(16)
Corporate Bonds & Notes	1,180	0	0	0	0	(16)	0	0	1,164	0
Ireland

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2026 (Unaudited)

Loan Participations and Assignments	1,060	0	0	0	0	(19)	0	0	1,041	(19)
Ivory Coast
Loan Participations and Assignments	1,173	0	0	(1)	0	(10)	0	0	1,162	(11)
Luxembourg
Common Stocks	223	0	0	0	0	5	0	0	228	4
Mexico	0	0	0	0	0	0	0	0	0	0
Turkey
Loan Participations and Assignments	2,359	0	0	0	0	(49)	0	0	2,310	(50)
United Kingdom
Corporate Bonds & Notes	384	0	0	0	0	(6)	0	0	378	(5)

	$6,427	$0	$(46)	$14	$(27)	$(85)	$0	$0	$6,283	$(97)
Financial Derivative Instruments - Assets
Over the counter	$11	$0	$(3)	$0	$0	$(5)	$0	$0	$3	$(5)

Totals	$6,438	$0	$(49)	$14	$(27)	$(90)	$0	$0	$6,286	$(102)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2026	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes		$1,164	Discounted Cash Flow			Discount Rate			6.918	—
Ireland
Loan Participations and Assignments		1,041	Discounted Cash Flow			Discount Rate			4.744	—
Ivory Coast
Loan Participations and Assignments		1,162	Discounted Cash Flow			Discount Rate			5.964	—
Luxembourg
Common Stocks		228	Indicative Market Quotation			Broker Quote			23.000	—
Turkey
Loan Participations and Assignments		1,151	Discounted Cash Flow			Discount Rate			5.677	—
		1,159	Third Party Vendor			Broker Quote			100.250	—
United Kingdom
Corporate Bonds & Notes		378	Proxy Pricing			Base Price			100.000	—
Financial Derivative Instruments - Assets
Over the counter		3	Indicative Market Quotation			Broker Quote			0.191-0.206	0.201

Total		$6,286

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$8,722	$13,025	$(19,700)	$2	$(1)	$2,048	$27	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MYC	Morgan Stanley Bank, N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	HUF	Hungarian Forint	PKR	Pakistani Rupee
AZN	Azerbaijani Manat	ILS	Israeli Shekel	PLN	Polish Zloty
BRL	Brazilian Real	INR	Indian Rupee	PYG	Paraguayan Guarani
CAD	Canadian Dollar	KRW	South Korean Won	SGD	Singapore Dollar
CHF	Swiss Franc	KWD	Kuwaiti Dinar	THB	Thai Baht
CLP	Chilean Peso	KZT	Kazakhstani Tenge	TRY	Turkish New Lira
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UGX	Ugandan Shilling
DOP	Dominican Peso	NGN	Nigerian Naira	USD (or $)	United States Dollar
EGP	Egyptian Pound	PEN	Peruvian New Sol	UZS	Uzbekistani Sum
EUR	Euro	PHP	Philippine Peso	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BISTREFI	Turkish Lira Overnight Reference Rate	CDX.IG	Credit Derivatives Index - Investment Grade	EUR006M	6 Month EUR Swap Rate
Bobl	Bundesobligation, the German word for federal government bond	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate
CDX.EM	Credit Derivatives Index - Emerging Markets

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate
DAC	Designated Activity Company	PIK	Payment-in-Kind

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged)	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 140.6% ¤
ARGENTINA 0.1%
SOVEREIGN ISSUES 0.1%
Argentina Bonar Bonds
0.750% due 07/09/2030 þ		$49	$40
4.125% due 07/09/2035 þ		44	31

Total Argentina (Cost $56)			71

AUSTRALIA 3.6%
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Project Cashmere 4.543% due 12/30/2057 «(b)	AUD	2,100	1,449

SOVEREIGN ISSUES 2.5%
Australia Government Bonds
1.750% due 06/21/2051		50	17
2.500% due 05/21/2030		400	254
New South Wales Treasury Corp.
1.750% due 03/20/2034		400	211
2.000% due 03/08/2033		200	112
3.500% due 11/20/2037		500	279
Queensland Treasury Corp.
1.500% due 08/20/2032		500	275
1.750% due 07/20/2034		300	156
2.000% due 08/22/2033		1,200	659
5.250% due 07/21/2036		700	468
Treasury Corp. of Victoria
2.000% due 09/17/2035		300	152
2.000% due 11/20/2037		300	140
2.250% due 09/15/2033		500	278
4.250% due 12/20/2032		300	195
4.750% due 09/15/2036		300	192

			3,388

Total Australia (Cost $4,718)			4,837

BRAZIL 2.0%
SOVEREIGN ISSUES 2.0%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (d)	BRL	2,300	430
0.000% due 10/01/2026 (d)		12,300	2,225

Total Brazil (Cost $2,635)			2,655

BULGARIA 0.2%
SOVEREIGN ISSUES 0.2%
Bulgaria Government International Bonds 4.125% due 07/18/2045	EUR	200	217

Total Bulgaria (Cost $226)			217

CANADA 2.1%
CORPORATE BONDS & NOTES 1.2%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$62	59
Canadian Imperial Bank of Commerce 4.876% due 01/14/2030		900	923
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	100	114

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

Toronto-Dominion Bank 4.814% due 07/16/2027		$500	505

			1,601

SOVEREIGN ISSUES 0.9%
Canada Government Bonds 3.000% due 06/01/2034	CAD	1,500	1,051
Canada Government Real Return Bonds 1.500% due 12/01/2044 (f)		143	98

			1,149

Total Canada (Cost $2,751)			2,750

CAYMAN ISLANDS 2.0%
ASSET-BACKED SECURITIES 1.7%
Arbor Realty Commercial Real Estate Notes Ltd. 5.122% due 01/15/2037 •		$97	97
BDS Ltd. 5.144% due 12/16/2036 •		83	83
CIFC Funding Ltd. 4.880% due 10/24/2030 •		6	6
ICG U.S. CLO Ltd. 4.818% due 10/20/2034 •		500	501
KREF Ltd. 5.127% due 02/17/2039 •		122	122
LCM 30 Ltd. 5.009% due 04/20/2031 •		109	109
MF1 Ltd. 5.027% due 02/19/2037 •		112	112
Northwoods Capital XII-B Ltd. 4.864% due 06/15/2031 •		133	133
OFSI BSL X Ltd. 4.938% due 04/20/2034 •		500	501
Starwood Ltd.
4.994% due 04/18/2038 •		52	52
5.022% due 11/15/2038 •		39	39
Trinitas CLO VI Ltd. 4.778% due 01/25/2034 •		400	400
TRTX Issuer Ltd. 5.328% due 02/15/2039 •		153	153

			2,308

CORPORATE BONDS & NOTES 0.1%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		124	120

SOVEREIGN ISSUES 0.2%
KSA Sukuk Ltd. 5.268% due 10/25/2028		200	203

Total Cayman Islands (Cost $2,630)			2,631

CHILE 0.2%
SOVEREIGN ISSUES 0.2%
Chile Government International Bonds 4.850% due 01/22/2029		$200	203

Total Chile (Cost $200)			203

COLOMBIA 2.2%
SOVEREIGN ISSUES 2.2%
Colombia Government International Bonds 6.125% due 01/21/2031		$500	493
Colombia TES
11.500% due 07/25/2046	COP	4,700	1
11.750% due 01/24/2035		5,307,100	1,316
12.000% due 03/13/2058		213,600	52
12.750% due 11/28/2040		386,300	102
13.250% due 02/09/2033		3,730,000	1,000

Total Colombia (Cost $3,116)			2,964

COSTA RICA 0.2%
SOVEREIGN ISSUES 0.2%
Costa Rica Government International Bonds 6.001% due 01/16/2036	EUR	250	298

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

Total Costa Rica (Cost $295)			298

DENMARK 0.1%
CORPORATE BONDS & NOTES 0.1%
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053	DKK	530	66
Realkredit Danmark AS
1.500% due 10/01/2053		265	33

Total Denmark (Cost $121)			99

EGYPT 0.2%
SOVEREIGN ISSUES 0.2%
Egypt Government Bonds 19.698% due 10/14/2030	EGP	13,200	238

Total Egypt (Cost $281)			238

FRANCE 6.4%
CORPORATE BONDS & NOTES 0.2%
Credit Agricole SA 6.316% due 10/03/2029 •		$300	312

SOVEREIGN ISSUES 6.2%
French Republic Government Bonds OAT
2.750% due 02/25/2029	EUR	1,000	1,150
2.750% due 02/25/2030		4,300	4,920
UNEDIC ASSEO 0.875% due 05/25/2028		2,000	2,215

			8,285

Total France (Cost $8,014)			8,597

GERMANY 1.0%
CORPORATE BONDS & NOTES 1.0%
Kreditanstalt fuer Wiederaufbau 0.000% due 12/15/2027 (d)	EUR	1,200	1,325

Total Germany (Cost $1,202)			1,325

IRELAND 3.8%
ASSET-BACKED SECURITIES 3.8%
Capital Four CLO IV DAC 3.175% due 04/15/2038 •	EUR	500	576
CVC Cordatus Opportunity Loan Fund-R DAC 2.824% due 08/15/2033 •		396	457
Fair Oaks Loan Funding V DAC 3.251% due 10/15/2036 •		500	578
Grosvenor Place CLO DAC 3.256% due 01/15/2039 •		500	578
Harvest CLO XXI DAC 1.040% due 07/15/2031		135	154
Hayfin Emerald CLO XIV DAC 3.237% due 01/22/2039 •		600	693
ICG Euro CLO DAC 3.320% (EUR003M + 1.290%) due 01/26/2038 ~		500	578
Jubilee CLO DAC 2.666% due 04/15/2031 •		105	122
Man GLG Euro CLO V DAC 2.840% due 12/15/2031 •		6	7
Providus CLO VII DAC 3.181% due 07/15/2038 •		500	576
Rockford Tower Europe CLO DAC 2.990% due 01/24/2035 •		600	692

Total Ireland (Cost $4,885)			5,011

ISRAEL 1.0%
SOVEREIGN ISSUES 1.0%
Israel Government International Bonds
5.375% due 03/12/2029		$200	203
5.375% due 02/19/2030		700	711
5.500% due 03/12/2034		200	203
5.750% due 03/12/2054		200	187

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

Total Israel (Cost $1,285)			1,304

ITALY 0.1%
SOVEREIGN ISSUES 0.1%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		$200	200

Total Italy (Cost $200)			200

JAPAN 5.1%
CORPORATE BONDS & NOTES 0.4%
Mitsubishi UFJ Financial Group, Inc. 4.527% due 09/12/2031 •		$200	198
Sumitomo Mitsui Financial Group, Inc. 5.520% due 01/13/2028		300	306

			504

SOVEREIGN ISSUES 4.7%
Development Bank of Japan, Inc. 4.000% due 08/28/2027		300	300
Japan Finance Organization for Municipalities 2.375% due 09/08/2027	EUR	2,300	2,638
Japan Government CPI-Linked Bonds 0.100% due 03/10/2028 (f)	JPY	196,782	1,244
Japan Government Five Year Bonds 0.400% due 06/20/2029		110,000	668
Japan Government Forty Year Bonds 2.200% due 03/20/2064		60,000	262
Japan Government Thirty Year Bonds
0.700% due 06/20/2051		14,000	46
2.300% due 12/20/2054		27,200	130
Japan Government Twenty Year Bonds
0.400% due 06/20/2040		80,000	360
2.000% due 12/20/2044		80,000	419
2.400% due 03/20/2045		47,000	262

			6,329

Total Japan (Cost $7,631)			6,833

JERSEY, CHANNEL ISLANDS 0.2%
ASSET-BACKED SECURITIES 0.2%
Verdelite Static CLO Ltd. 4.798% due 07/20/2032 •		$301	301

Total Jersey, Channel Islands (Cost $301)			301

KUWAIT 0.5%
SOVEREIGN ISSUES 0.5%
Kuwait International Government Bonds
4.016% due 10/09/2028		$300	296
4.136% due 10/09/2030		200	196
4.652% due 10/09/2035		200	192

Total Kuwait (Cost $700)			684

LUXEMBOURG 0.6%
SOVEREIGN ISSUES 0.6%
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$800	805

Total Luxembourg (Cost $798)			805

MALAYSIA 0.1%
SOVEREIGN ISSUES 0.1%
Malaysia Government Bonds 2.632% due 04/15/2031	MYR	700	167

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

Total Malaysia (Cost $151)			167

NETHERLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
ABN AMRO Bank NV 5.515% due 12/03/2035 •		$300	304

Total Netherlands (Cost $300)			304

NORWAY 0.2%
SOVEREIGN ISSUES 0.2%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	300	202

Total Norway (Cost $219)			202

PERU 2.2%
SOVEREIGN ISSUES 2.2%
Peru Government Bonds
6.850% due 08/12/2035	PEN	900	264
7.300% due 08/12/2033		6,000	1,889
7.600% due 08/12/2039		1,400	418
Peru Government International Bonds
6.150% due 08/12/2032		100	30
6.900% due 08/12/2037		1,200	343

Total Peru (Cost $2,808)			2,944

POLAND 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Poland Government International Bonds
4.875% due 02/12/2030		$100	103
5.125% due 09/18/2034		200	201
5.375% due 02/12/2035		100	102

Total Poland (Cost $398)			406

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy 2.250% due 07/12/2031		$200	176

Total Qatar (Cost $199)			176

ROMANIA 0.6%
SOVEREIGN ISSUES 0.6%
Romania Government International Bonds
1.750% due 07/13/2030	EUR	200	204
2.124% due 07/16/2031		100	99
5.000% due 09/27/2026		220	257
5.250% due 03/10/2030		100	117
5.250% due 05/30/2032		100	114

Total Romania (Cost $801)			791

SAUDI ARABIA 1.9%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 6.375% due 06/02/2055		$200	199

SOVEREIGN ISSUES 1.8%
Saudi Government International Bonds
3.375% due 03/05/2032	EUR	300	336
4.750% due 01/18/2028		$300	301
4.750% due 01/16/2030		1,100	1,100
5.125% due 01/13/2028		400	404

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

5.375% due 01/13/2031		200	205

			2,346

Total Saudi Arabia (Cost $2,504)			2,545

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia International Bonds
1.000% due 09/23/2028	EUR	100	107
2.050% due 09/23/2036		100	87

Total Serbia (Cost $232)			194

SOUTH AFRICA 2.6%
SOVEREIGN ISSUES 2.6%
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	1,700	81
8.000% due 01/31/2030		13,000	760
8.750% due 02/28/2048		1,800	96
8.875% due 02/28/2035		43,900	2,550

Total South Africa (Cost $3,235)			3,487

SPAIN 4.2%
SOVEREIGN ISSUES 4.2%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	100	118
Spain Government Bonds
1.450% due 04/30/2029		179	199
2.400% due 05/31/2028		1,050	1,205
3.150% due 04/30/2035		200	226
3.450% due 10/31/2034		2,490	2,895
3.500% due 05/31/2029		800	944

Total Spain (Cost $5,602)			5,587

SUPRANATIONAL 0.7%
SOVEREIGN ISSUES 0.7%
European Union 3.750% due 10/12/2045	EUR	800	896

Total Supranational (Cost $932)			896

THAILAND 0.5%
SOVEREIGN ISSUES 0.5%
Thailand Government Bonds
1.840% due 05/17/2036	THB	1,375	40
2.700% due 06/17/2040		15,500	463
2.980% due 06/17/2045		4,595	134

Total Thailand (Cost $684)			637

UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.1%
Abu Dhabi Developmental Holding Co. PJSC 4.500% due 05/06/2030		$200	197

SOVEREIGN ISSUES 0.3%
Abu Dhabi Government International Bonds 5.500% due 04/30/2054		400	384

Total United Arab Emirates (Cost $592)			581

UNITED KINGDOM 7.5%
CORPORATE BONDS & NOTES 1.4%
HSBC Holdings PLC
3.973% due 05/22/2030 •		$100	98
4.041% due 03/13/2028 •		200	199
4.787% due 03/10/2032 •	EUR	200	241
NatWest Group PLC 4.892% due 05/18/2029 •		$400	403
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		300	310

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

Standard Chartered PLC 2.608% due 01/12/2028 •		200	197
Vmed O2 U.K. Financing I PLC 5.625% due 04/15/2032	EUR	400	426

			1,874

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
Elstree 1st PLC 4.473% due 10/21/2065 •	GBP	492	649
Eurohome U.K. Mortgages PLC 4.015% due 06/15/2044 •		17	23
Eurosail-U.K. PLC 4.815% due 06/13/2045 •		54	71
Polaris PLC 4.464% due 06/27/2070 •		500	660
Towd Point Mortgage Funding - Granite 6 PLC 4.669% due 07/20/2053 •		312	414
Tower Bridge Funding PLC 4.536% due 12/20/2066 ~•		469	621

			2,438

SOVEREIGN ISSUES 4.3%
U.K. Gilts
4.375% due 03/07/2030		4,000	5,285
5.375% due 01/31/2056		300	388

			5,673

Total United Kingdom (Cost $10,143)			9,985

UNITED STATES 83.8%
ASSET-BACKED SECURITIES 2.9%
ACE Securities Corp. Home Equity Loan Trust 4.693% due 08/25/2035 •		$291	292
C-BASS Trust 3.913% due 11/25/2036 •		12	5
Citigroup Mortgage Loan Trust, Inc. 3.643% due 07/25/2035 •		361	351
Conseco Finance Securitizations Corp. 7.490% due 07/01/2031 þ		147	149
Countrywide Asset-Backed Certificates 4.193% due 08/25/2034 •		53	52
Countrywide Asset-Backed Certificates Trust
4.233% due 06/25/2047 •		394	385
4.533% due 08/25/2047 •		35	35
GSAMP Trust 4.293% due 05/25/2046 •		270	262
Morgan Stanley ABS Capital I, Inc. Trust
3.903% due 03/25/2037 •		716	289
4.293% due 08/25/2036 •		1,623	807
NovaStar Mortgage Funding Trust 4.333% due 05/25/2036 •		497	488
Renaissance Home Equity Loan Trust 5.294% due 01/25/2037 þ		454	134
Securitized Asset-Backed Receivables LLC Trust 3.893% due 12/25/2036 •		4	2
SMB Private Education Loan Trust
1.290% due 07/15/2053		75	72
4.887% due 07/15/2053 •		19	19
5.122% due 02/16/2055 •		137	139
Soundview Home Loan Trust 4.293% due 11/25/2036 •		349	336
Terwin Mortgage Trust 4.733% due 11/25/2033 •		7	6
Washington Mutual Asset-Backed Certificates Trust 3.913% due 10/25/2036 •		27	10

			3,833

CORPORATE BONDS & NOTES 4.8%
Athene Global Funding 5.516% due 03/25/2027		200	202
Bank of America Corp. 5.511% due 01/24/2036 •		300	306
Beignet Investor LLC 6.581% due 05/30/2049		1,400	1,441
Boeing Co. 6.259% due 05/01/2027		100	102
British Airways Pass-Through Trust 3.350% due 12/15/2030		36	35
CommonSpirit Health 4.975% due 09/01/2035		300	293

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

GA Global Funding Trust 2.250% due 01/06/2027		150	148
GLP Capital LP/GLP Financing II, Inc. 5.300% due 01/15/2029		200	202
JPMorgan Chase & Co.
4.505% due 10/22/2028 •		400	400
5.140% due 01/24/2031 •		400	407
Kraton Corp. 5.000% due 07/15/2027		300	302
Morgan Stanley 5.652% due 04/13/2028 •		500	506
Morgan Stanley Bank NA 5.504% due 05/26/2028 •		300	303
Pacific Gas & Electric Co. 4.000% due 12/01/2046		100	73
PacifiCorp 5.100% due 02/15/2029		150	152
Philip Morris International, Inc. 5.125% due 02/13/2031		150	154
Southern Co. 1.875% due 09/15/2081 •	EUR	100	112
Wells Fargo & Co.
5.211% due 12/03/2035 •		$400	398
5.244% due 01/24/2031 •		500	510
5.499% due 01/23/2035 •		300	306

			6,352

MUNICIPAL BONDS & NOTES 0.1%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022 4.145% due 02/01/2033		100	99
Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023 5.102% due 04/01/2035		84	86

			185

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.1%
Adjustable Rate Mortgage Trust 4.898% due 09/25/2035 ~		1	1
American Home Mortgage Assets Trust
3.983% due 05/25/2046 •		81	73
4.003% due 10/25/2046 •		207	104
Angel Oak Mortgage Trust 5.985% due 01/25/2069 þ		336	337
Banc of America Funding Trust
4.356% due 10/20/2046 ~		33	26
5.500% due 01/25/2036		10	10
5.710% due 02/20/2036 ~		22	21
Bayview MSR Opportunity Master Fund Trust 3.000% due 11/25/2051 ~		210	183
BCAP LLC Trust
4.133% due 01/25/2037 •		78	73
5.250% due 04/26/2037		277	149
Bear Stearns ALT-A Trust
4.132% due 08/25/2036 ~		92	41
4.567% due 11/25/2035 ~		36	27
4.718% due 09/25/2035 ~		40	21
Bear Stearns ARM Trust
4.000% due 05/25/2034 ~		1	1
4.065% due 05/25/2047 ~		52	47
5.013% due 08/25/2033 ~		2	2
5.599% due 10/25/2033 ~		1	1
5.703% due 11/25/2034 ~		1	1
6.516% due 05/25/2034 ~		3	3
Bear Stearns Structured Products, Inc. Trust 3.920% due 12/26/2046 ~		28	22
BX Commercial Mortgage Trust 4.517% due 10/15/2036 •		119	119
Chase Mortgage Finance Trust 4.904% due 07/25/2037 ~		9	7
Chevy Chase Funding LLC Mortgage-Backed Certificates 3.973% due 07/25/2036 •		132	122
CHL Mortgage Pass-Through Trust
3.634% due 05/25/2047 ~		36	32
4.253% due 05/25/2035 •		20	18
4.333% due 04/25/2046 •		900	251
4.373% due 04/25/2035 •		1	1
4.393% due 03/25/2035 •		254	120
4.413% due 02/25/2035 •		145	136
4.433% due 03/25/2035 •		20	18
4.453% due 02/25/2035 •		2	2
4.553% due 09/25/2034 •		1	1
4.787% due 11/25/2034 ~		3	3
5.500% due 10/25/2035		29	14
6.148% due 02/20/2036 •		113	107

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

Citigroup Mortgage Loan Trust, Inc.
2.500% due 05/25/2051 ~	643	536
5.900% due 10/25/2035 •	70	68
6.190% due 09/25/2035 •	1	1
Countrywide Alternative Loan Trust
3.985% due 12/20/2046 •	127	115
4.002% due 11/25/2035 •	7	6
4.143% due 05/25/2037 •	33	10
4.210% due 03/20/2046 •	41	38
4.210% due 07/20/2046 •	69	61
4.353% due 02/25/2037 •	45	38
4.645% due 11/25/2035 ~	64	60
5.250% due 06/25/2035	5	4
5.359% due 11/25/2035 •	7	6
6.000% due 04/25/2037	37	15
6.250% due 08/25/2037	16	7
6.500% due 06/25/2036	88	39
CSMC Trust
2.500% due 07/25/2056 ~	66	55
6.500% due 07/26/2036	103	21
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust 6.386% due 10/25/2036 þ	69	60
GCAT Trust
3.000% due 04/25/2052 ~	310	270
4.250% due 05/25/2067 ~	482	456
GreenPoint Mortgage Funding Trust 4.333% due 11/25/2045 •	3	2
GS Mortgage-Backed Securities Trust 2.500% due 12/25/2051 ~	72	60
GSR Mortgage Loan Trust
4.394% due 06/25/2034 ~	1	1
4.860% due 09/25/2035 ~	18	17
5.270% due 03/25/2033 •	1	1
HarborView Mortgage Loan Trust 4.709% due 12/19/2036 •	45	42
IndyMac INDX Mortgage Loan Trust 3.844% due 09/25/2035 ~	64	52
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	491	427
3.000% due 03/25/2052 ~	459	401
3.000% due 04/25/2052 ~	466	405
3.000% due 05/25/2052 ~	696	606
4.391% due 01/25/2037 ~	46	39
5.132% due 02/25/2035 ~	1	1
5.681% due 11/25/2033 ~	1	1
Luminent Mortgage Trust 4.513% due 04/25/2036 •	139	125
Manhattan West Mortgage Trust 2.130% due 09/10/2039	400	386
MASTR Adjustable Rate Mortgages Trust 5.572% due 05/25/2034 ~	104	102
MASTR Alternative Loan Trust 4.193% due 03/25/2036 •	43	3
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 4.227% due 12/15/2030 •	1	1
Merrill Lynch Mortgage Investors Trust
4.213% due 02/25/2036 •	13	13
5.900% due 02/25/2033 ~	1	1
Merrill Lynch Mortgage-Backed Securities Trust 3.848% due 04/25/2037 ~	3	2
MFA Trust 6.105% due 12/25/2068 þ	268	269
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	152	147
2.750% due 11/25/2059 ~	138	133
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.155% due 10/25/2035 ~	3	3
NYO Commercial Mortgage Trust 4.882% due 11/15/2038 •	400	399
OBX Trust 4.443% due 06/25/2057 •	44	43
One New York Plaza Trust 4.737% due 01/15/2036 •	472	456
PMT Loan Trust 2.500% due 07/25/2051 ~	291	242
PRPM Trust 6.221% due 11/25/2068 þ	292	294
RALI Trust
4.213% due 04/25/2046 •	117	28
6.000% due 12/25/2036	106	89
RFMSI Trust 5.500% due 11/25/2035	19	14
Structured Adjustable Rate Mortgage Loan Trust
5.939% due 02/25/2034 ~	1	1
Structured Asset Mortgage Investments II Trust
4.173% due 07/25/2046 •	144	102

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

4.213% due 05/25/2036 •		27	19
4.233% due 05/25/2036 •		132	111
4.233% due 09/25/2047 •		120	109
4.291% due 07/19/2035 •		11	11
4.353% due 02/25/2036 •		106	91
4.491% due 03/19/2034 •		1	1
Structured Asset Securities Corp. 4.073% due 01/25/2036 •		58	49
Suntrust Alternative Loan Trust 4.443% due 12/25/2035 •		102	88
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~		161	147
2.710% due 01/25/2060 ~		100	97
2.900% due 10/25/2059 ~		475	457
4.546% due 10/27/2064 ~		524	525
WaMu Mortgage Pass-Through Certificates Trust
3.534% due 01/25/2037 ~		8	7
3.868% due 06/25/2037 ~		19	16
4.108% due 12/25/2036 ~		11	11
4.135% due 09/25/2036 ~		27	23
4.260% due 12/25/2036 ~		2	1
4.333% due 12/25/2045 •		7	7
4.413% due 01/25/2045 •		1	1
4.433% due 01/25/2045 •		1	1
4.559% due 02/25/2047 •		110	104
4.907% due 07/25/2046 •		66	61
5.180% due 02/25/2033 ~		13	13
5.259% due 08/25/2042 •		1	1
5.600% due 03/25/2034 ~		4	4
5.718% due 06/25/2033 ~		1	1
Washington Mutual Mortgage Pass-Through Certificates Trust 4.799% due 07/25/2046 •		27	17

			10,841

SOVEREIGN ISSUES 0.0%
Colombia Government International Bonds 1.000% due 03/26/2031 «(b)	COP	34,700	7
Colombia TES 1.000% due 11/28/2040 «(b)		17,300	5

			12

U.S. GOVERNMENT AGENCIES 57.0%
Federal Home Loan Mortgage Corp.
2.500% due 02/01/2051		$190	161
3.000% due 03/01/2045		130	119
3.500% due 10/01/2039		33	32
6.000% due 04/01/2054 - 08/01/2054		7,139	7,326
6.500% due 12/01/2053 - 10/01/2055		805	833
6.807% due 04/01/2037 •		2	2
Federal Home Loan Mortgage Corp. Reference REMICS 6.000% due 04/15/2036		58	61
Federal Home Loan Mortgage Corp. REMICS
2.142% due 01/15/2038 ~(a)		50	2
4.146% due 01/15/2038 •		50	49
4.602% due 11/25/2054 •		433	436
4.612% due 03/25/2055 •		373	377
4.642% due 08/25/2055 •		247	249
5.062% due 03/25/2055 •		482	486
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.056% due 09/25/2031 •		2	2
5.059% due 10/25/2044 •		9	8
Federal National Mortgage Association
3.000% due 08/01/2042 - 03/01/2060		425	374
3.500% due 10/01/2034 - 01/01/2059		490	451
4.000% due 06/01/2050		92	87
5.754% due 12/01/2034 •		1	1
6.000% due 01/01/2054 - 09/01/2054		5,555	5,700
6.232% due 11/01/2034 •		4	4
Federal National Mortgage Association REMICS
4.176% due 06/25/2036 •		4	4
Federal National Mortgage Association REMICS Trust 6.000% due 07/25/2044		6	6
Government National Mortgage Association
3.000% due 12/20/2052		404	362
3.500% due 10/20/2052 - 03/20/2056		6,634	6,094
6.000% due 09/20/2038		1	1
Government National Mortgage Association REMICS
3.000% due 07/20/2046		2	2
4.463% due 04/20/2074 •		465	469
Government National Mortgage Association, TBA
2.500% due 05/01/2056		600	516
3.000% due 04/01/2056		3,800	3,393
3.500% due 04/01/2056		500	459
6.500% due 05/01/2056		5,500	5,700

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

Uniform Mortgage-Backed Security, TBA
3.000% due 06/01/2040		1,100	965
4.000% due 06/01/2056		600	565
4.500% due 05/01/2056		9,900	9,545
5.000% due 05/01/2056		31,400	30,931
6.500% due 05/01/2056		200	207

			75,979

U.S. TREASURY OBLIGATIONS 10.9%
U.S. Treasury Bonds
1.875% due 02/15/2041 (l)		300	208
2.250% due 08/15/2049		400	249
2.375% due 11/15/2049		300	191
3.000% due 02/15/2048 (l)		400	295
3.000% due 08/15/2048		175	128
3.375% due 11/15/2048 (h)(l)		1,400	1,098
4.125% due 08/15/2044 (h)		3,650	3,312
4.500% due 11/15/2054 (h)		3,100	2,897
4.625% due 02/15/2055 (h)		2,000	1,908
4.875% due 08/15/2045		38	38
U.S. Treasury Inflation Protected Securities (f)
1.750% due 01/15/2028 (h)(j)		2,173	2,205
3.875% due 04/15/2029		317	342
0.125% due 07/15/2031		364	340
0.125% due 01/15/2032		117	108
0.625% due 07/15/2032		112	106
1.125% due 01/15/2033 (h)		873	841
U.S. Treasury Notes
4.125% due 02/15/2036		200	197
4.250% due 08/15/2035		100	100

			14,563

Total United States (Cost $114,765)			111,765

SHORT-TERM INSTRUMENTS 3.6%
COMMERCIAL PAPER 1.6%
Alimentation Couche-Tard, Inc. 3.930% due 04/01/2026		$350	350
CBRE Services, Inc. 3.970% due 06/12/2026		400	397
Crown Castle, Inc. 4.300% due 04/21/2026		250	249
Harley-Davidson Financial Services, Inc. 4.170% due 04/08/2026		100	100
HCA, Inc. 4.200% due 05/18/2026		400	398
Keurig Dr. Pepper, Inc. 4.320% due 04/28/2026		600	598

			2,092

REPURCHASE AGREEMENTS (g) 0.6%			789

EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (d)(e)	EGP	200	3

NIGERIA TREASURY BILLS 0.6%
31.831% due 06/11/2026 - 06/29/2026 (c)(d)	NGN	1,235,770	854

SOUTH AFRICA TREASURY BILLS 0.8%
7.351% due 04/22/2026 - 11/18/2026 (c)(d)(e)	ZAR	17,470	1,015

Total Short-Term Instruments (Cost $4,660)			4,753

Total Investments in Securities (Cost $190,270)			187,443

		SHARES
INVESTMENTS IN AFFILIATES 3.3%
SHORT-TERM INSTRUMENTS 3.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short-Term Floating NAV Portfolio III		448,708	4,370

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

Total Short-Term Instruments (Cost $4,370)	4,370

Total Investments in Affiliates (Cost $4,370)	4,370

Total Investments 143.9% (Cost $194,640)	$191,813
Financial Derivative Instruments (i)(k) 0.2%(Cost or Premiums, net $2,092)	225
Other Assets and Liabilities, net (44.1)%	(58,751)

Net Assets 100.0%	$133,287

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«						Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Security is an Interest Only ("IO") or IO Strip.
(b)						When-issued security.
(c)						Coupon represents a weighted average yield to maturity.
(d)						Zero coupon security.
(e)						Coupon represents a yield to maturity.
(f)						Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BRC	1.980%	07/10/2025	TBD(2)	EUR	256	French Republic Government Bonds OAT 3.000% due 06/25/2049			$(287)	$296	$300
MEI	1.960	07/11/2025	TBD(2)		426	French Republic Government Bonds OAT 3.000% due 06/25/2049			(479)	493	500

Total Repurchase Agreements									$(766)	$789	$800

REVERSE REPURCHASE AGREEMENTS:
Counterparty					Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)		Payable for Reverse Repurchase Agreements

BSN					3.770%	03/06/2026	04/06/2026		$(7,851)		$(7,873)
JPS					3.760	03/12/2026	04/23/2026		(1,341)		(1,343)
					3.760	03/13/2026	04/17/2026		(2,291)		(2,296)

Total Reverse Repurchase Agreements											$(11,512)

SHORT SALES:
Description						Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales

France (0.6)%
Sovereign Issues (0.6)%
French Republic Government Bonds OAT						3.000%	06/25/2049	EUR	800	$(799)	$(770)

United States (22.6)%
U.S. Government Agencies (22.6)%
Uniform Mortgage-Backed Security, TBA						2.000%	04/01/2041		$2,300	(2,135)	(2,116)
Uniform Mortgage-Backed Security, TBA						2.000	05/01/2056		12,200	(9,773)	(9,824)
Uniform Mortgage-Backed Security, TBA						2.500	05/01/2056		800	(670)	(672)
Uniform Mortgage-Backed Security, TBA						3.500	06/01/2056		800	(729)	(732)
Uniform Mortgage-Backed Security, TBA						5.500	05/01/2056		260	(262)	(261)
Uniform Mortgage-Backed Security, TBA						6.000	06/01/2056		16,300	(16,529)	(16,592)

	Total United States									(30,098)	(30,197)

Total Short Sales (23.2)%										$(30,897)	$(30,967)

(h)						Securities with an aggregate market value of $11,231 have been pledged as collateral under the terms of master agreements as of March 31, 2026.
(1)						Includes accrued interest.
(2)						Open maturity repurchase agreement.

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

(3)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(10,182) at a weighted average interest rate of 3.769%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note May Futures	$110.000	04/24/2026	2	$2	$(1)	$(1)
Call - CBOE U.S. Treasury 10-Year Note May Futures	113.000	04/24/2026	2	2	0	0

$(1)	$(1)

Total Written Options	$(1)	$(1)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR December Futures	12/2026	295	$82,840	$(293)	$0	$0
Australia Government 3-Year Bond June Futures	06/2026	7	501	(2)	2	0
Euro-BTP Future June Futures	06/2026	56	7,527	(265)	91	0
Long Guilt June Futures	06/2026	24	2,789	(118)	21	0
U.S. Treasury 5-Year Note June Futures	06/2026	94	10,169	(144)	13	0
U.S. Treasury 10-Year Note June Futures	06/2026	45	4,997	(84)	11	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	44	4,995	(89)	13	0

$(995)	$151	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond June Futures	06/2026	83	$(6,171)	$34	$0	$(58)
Canada Government 5-Year Bond June Futures	06/2026	11	(897)	12	0	(2)
Canada Government 10-Year Bond June Futures	06/2026	4	(345)	7	0	(1)
Euro-Bobl June Futures	06/2026	50	(6,671)	126	0	(27)
Euro-Bund June Futures	06/2026	53	(7,681)	162	0	(56)
Euro-Buxl 30-Year Bond June Futures	06/2026	2	(255)	3	0	(5)
Euro-Oat June Futures	06/2026	85	(11,661)	370	0	(108)
Euro-Schatz June Futures	06/2026	80	(9,778)	87	0	(13)
Japan Government 10-Year Bond June Futures	06/2026	26	(21,348)	256	5	(46)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	17	(1,982)	66	0	(4)

$1,123	$5	$(320)

Total Futures Contracts	$128	$156	$(320)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Deutsche Bank	1.000%	Quarterly	12/20/2032	1.263%	EUR	200	$(2)	$(2)	$(4)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin(7)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-45 10-Year Index	(1.000)%	Quarterly	12/20/2035	$3,636	$(29)	$21	$(8)	$0	$(13)
CDX.IG-46 10-Year Index	(1.000)	Quarterly	06/20/2036	7,200	11	(12)	(1)	0	(24)
CDX.IT-RAXX MAIN45	(1.000)	Quarterly	06/20/2031	EUR	5,500	(89)	0	(89)	0	(8)

$(107)	$9	$(98)	$0	$(45)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin(7)
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-44 5-Year Index	1.000%	Quarterly		06/20/2030		$400	$9	$(2)	$7	$1	$0
CDX.IG-45 5-Year Index	1.000	Quarterly		12/20/2030		52,355	1,151	(205)	946	102	0

							$1,160	$(207)	$953	$103	$0

INTEREST RATE SWAPS
										Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	7,500	$(27)	$(198)	$(225)	$9	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2028		200	2	2	4	0	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2028		10,200	(109)	(92)	(201)	22	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		560	(2)	(22)	(24)	2	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2031		4,100	(120)	(60)	(180)	12	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		900	(56)	9	(47)	4	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		100	0	7	7	0	(1)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/16/2056		610	30	12	42	0	(3)
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/16/2028	JPY	4,932,000	36	12	48	0	(24)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	12/18/2029		40,000	(8)	(1)	(9)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	12/17/2030		1,100,000	(114)	(25)	(139)	13	0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.750	Annual	09/16/2031		1,490,000	38	18	56	0	(19)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		739,200	(190)	(29)	(219)	11	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		356,000	(162)	(14)	(176)	7	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/18/2034		20,000	(10)	(1)	(11)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		560,000	(280)	(31)	(311)	11	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		190,000	(74)	(5)	(79)	4	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		660,150	(272)	(23)	(295)	14	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		480,000	679	35	714	0	(9)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		349,600	(520)	(25)	(545)	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		14,800	17	1	18	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		240,000	129	25	154	0	0
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	1.750	Semi-Annual	09/16/2031	SGD	11,299	2	163	165	0	(44)
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	2.000	Semi-Annual	09/16/2031		5,500	(12)	42	30	0	(22)
Receive(6)	1-Day THB-THOR Compounded-OIS	1.250	Quarterly	09/16/2031	THB	15,142	2	11	13	0	(1)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	4.020	Annual	05/15/2026	$1,200	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	700	10	(10)	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026	1,300	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026	4,600	1	34	35	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	3,400	23	(24)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027	28,150	587	(392)	195	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2027	1,400	(10)	(7)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027	9,800	54	(53)	1	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027	2,400	0	14	14	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2028	2,720	12	(19)	(7)	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/17/2028	3,400	(44)	6	(38)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029	700	0	(5)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029	500	0	(4)	(4)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030	9,347	30	63	93	0	(9)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030	100	0	1	1	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.422	Annual	08/31/2030	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030	11,700	160	(88)	72	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031	7,300	12	28	40	0	(8)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/17/2031	1,200	(24)	4	(20)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	11/15/2032	9,160	(49)	(298)	(347)	10	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	500	(2)	13	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	2,600	18	(7)	11	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	4,750	294	(88)	206	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	1,500	82	(4)	78	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035	700	1	10	11	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035	700	(1)	8	7	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035	1,079	3	7	10	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	2,400	(47)	67	20	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.621	Annual	11/15/2035	300	0	5	5	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.631	Annual	11/15/2035	200	0	3	3	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.712	Annual	11/15/2035	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	6,080	(46)	97	51	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036	200	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036	5,230	(103)	44	(59)	0	(4)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036	1,710	4	14	18	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.988	Annual	11/15/2053	200	0	6	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053	900	13	8	21	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053	813	6	5	11	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	1,070	136	25	161	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.931	Annual	11/15/2054	500	0	18	18	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054	200	0	6	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054	200	0	5	5	1	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	4.117	Annual	11/15/2054		540	0	2	2	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054		260	0	0	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		800	0	51	51	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		200	0	11	11	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		200	0	11	11	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		200	0	10	10	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		500	0	31	31	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		980	123	25	148	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		246	1	8	9	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		142	(3)	5	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		315	0	10	10	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		200	20	2	22	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		84	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		1,900	126	0	126	7	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		610	16	(2)	14	2	0
Pay	1-Year BRL-CDI	12.970	Maturity	01/02/2029	BRL	17,400	0	(56)	(56)	20	0
Pay	1-Year BRL-CDI	13.268	Maturity	01/02/2029		21,000	0	(39)	(39)	24	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.250	Annual	03/18/2031	CHF	3,400	(16)	3	(13)	15	0
Pay(6)	3-Month CHF-SRFXON3 Compounded-OIS	0.250	Annual	09/16/2031		300	(3)	1	(2)	1	0
Pay	3-Month KRW-KORIBOR	2.750	Quarterly	03/18/2036	KRW	25,170	0	(2)	(2)	0	0
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	12,800	(1)	55	54	13	0
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		3,300	0	15	15	3	0
Pay	3-Month SEK-STIBOR	2.500	Annual	03/18/2031	SEK	44,400	(16)	(58)	(74)	26	0
Pay(6)	3-Month SEK-STIBOR	2.750	Annual	09/16/2031		6,000	1	(6)	(5)	4	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	1,000	(3)	(18)	(21)	1	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031		31,800	(277)	(1,084)	(1,361)	181	0
Receive	6-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/18/2031		7,900	225	53	278	0	(45)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		900	0	(35)	(35)	8	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		300	2	(10)	(8)	3	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/17/2035		6,300	41	(302)	(261)	56	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		1,300	21	(58)	(37)	12	0
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035	CZK	62,200	1	(20)	(19)	0	(4)
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		18,400	0	(7)	(7)	0	(1)
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	5,170	36	(16)	20	1	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/16/2028		22,000	(119)	(210)	(329)	46	0
Pay(6)	6-Month EUR-EURIBOR	2.170	Annual	12/15/2028		28,600	19	(149)	(130)	29	0
Receive(6)	6-Month EUR-EURIBOR	2.350	Annual	12/15/2028		29,000	(20)	154	134	0	(33)
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		900	0	(28)	(28)	3	0
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		2,000	0	(52)	(52)	6	0
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		7,800	192	(9)	183	0	(39)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		10,430	(181)	(198)	(379)	92	0
Pay	6-Month EUR-EURIBOR	0.451	Annual	05/27/2050		200	(14)	(94)	(108)	1	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	0	65	65	0	(1)
Receive(6)	6-Month EUR-EURIBOR	2.825	Annual	09/19/2055		6,600	93	(121)	(28)	0	(4)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056	3,370	52	33	85	0	(38)
Pay	6-Month NOK-NIBOR	3.750	Annual	03/18/2031	NOK	49,900	(148)	(47)	(195)	18	0
Pay(6)	6-Month NOK-NIBOR	4.500	Annual	09/16/2031	700	0	0	0	0	0
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	1,200	0	(23)	(23)	0	0
Pay	CAONREPO	3.898	Annual	06/19/2026	CAD	5,400	(1)	57	56	0	0
Pay	CAONREPO	3.925	Annual	06/19/2026	5,100	0	54	54	0	0
Pay	CAONREPO	3.500	Semi-Annual	06/19/2034	700	22	(6)	16	1	0
Receive	CAONREPO	3.250	Semi-Annual	06/21/2053	900	9	25	34	0	(1)
Pay	CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031	$24,300	408	20	428	53	0

$704	$(2,637)	$(1,933)	$804	$(336)

Total Swap Agreements	$1,755	$(2,837)	$(1,082)	$907	$(381)

(j)	Securities with an aggregate market value of $1,013 and cash of 4,729 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin asset of $77 for closed futures is outstanding at period end.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2026	CAD	315	$230	$3	$0
BOA	04/2026	BRL	300	57	0	0
04/2026	CNH	1,394	202	0	0
04/2026	COP	427,538	111	0	(5)
04/2026	EUR	703	RON	3,600	2	0
04/2026	1,738	$2,017	8	0
04/2026	INR	15,832	169	2	0
04/2026	JPY	93,480	586	0	(3)
04/2026	KRW	87,495	60	2	0
04/2026	PLN	737	199	1	0
04/2026	RON	1,394	EUR	273	0	0
04/2026	SGD	343	$268	2	0
04/2026	$57	BRL	300	1	0
04/2026	163	CZK	3,434	0	(1)
04/2026	146	INR	13,709	0	0
04/2026	48	MXN	885	1	0
04/2026	50	PLN	186	0	0
04/2026	59	RON	252	0	(1)
04/2026	ZAR	1,552	$88	0	(3)
05/2026	$77	CNY	536	1	0
05/2026	586	JPY	93,198	3	0
06/2026	ILS	972	$314	5	0
06/2026	MXN	5,632	314	2	0
06/2026	$2	BRL	8	0	0
06/2026	23	CNY	159	0	0
06/2026	54	ILS	168	0	0
07/2026	77	CNY	524	0	0
08/2026	ZAR	4,704	$270	0	(5)
10/2026	BRL	300	55	0	(1)
BPS	04/2026	AUD	180	128	4	0
04/2026	BRL	8,760	1,646	0	(46)
04/2026	CNH	1,310	190	0	0
04/2026	CNY	295	43	0	0
04/2026	COP	532,509	139	0	(6)
04/2026	ILS	967	313	6	0
04/2026	INR	541,913	5,811	66	(8)
04/2026	JPY	12,400	78	0	0
04/2026	KRW	1,043,041	703	10	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

	04/2026	NZD	1,717		1,016	29	0
	04/2026	PLN	200		54	0	0
	04/2026	THB	27,904		863	16	0
	04/2026	TWD	189,329		5,990	76	0
	04/2026		$854	AUD	1,212	0	(17)
	04/2026		1,670	BRL	8,760	21	0
	04/2026		42	CNY	295	1	0
	04/2026		198	GBP	147	0	(3)
	04/2026		1,364	IDR	23,075,599	0	(5)
	04/2026		201	ILS	636	2	0
	04/2026		1,900	INR	178,831	3	0
	04/2026		156	KRW	232,962	0	(1)
	04/2026		640	PLN	2,307	0	(19)
	04/2026		49	RON	210	0	(1)
	04/2026		1	THB	17	0	0
	04/2026		9,818	TWD	310,655	0	(115)
	04/2026	ZAR	2,489		$147	0	0
	05/2026	ILS	635		201	0	(2)
	05/2026	INR	59,846		632	0	(3)
	05/2026	TWD	13,727		426	0	(2)
	05/2026		$250	BRL	1,312	2	0
	05/2026		98	CNY	682	1	0
	05/2026		315	IDR	5,360,593	1	0
	05/2026		3,021	INR	286,077	15	0
	05/2026		60	THB	1,970	0	0
	06/2026	TWD	287,664		$9,099	144	0
	06/2026		$322	CNY	2,212	0	0
	06/2026		809	IDR	13,611,723	0	(8)
	06/2026		39	TWD	1,259	0	0
	07/2026	BRL	300		$55	0	(1)
	08/2026	CZK	1,128	EUR	46	1	0
	08/2026		$2,040	INR	194,105	0	(9)
	10/2026	BRL	6,400		$1,166	0	(18)
	01/2027		$5,990	TWD	188,052	0	(144)
BRC	04/2026	CNH	2,834		$411	0	(1)
	04/2026	EUR	778	RON	3,982	4	0
	04/2026	HKD	672		$86	0	0
	04/2026	RON	1,414	EUR	277	0	(1)
	04/2026	TRY	137,160		$3,026	0	(28)
	04/2026		$81	ILS	253	0	(1)
	04/2026		262	PLN	944	0	(8)
	04/2026		828	SEK	7,515	0	(34)
	04/2026		2,096	TRY	96,091	19	0
	04/2026	ZAR	8,569		$517	15	(3)
	05/2026	TRY	14,971		322	0	(2)
	05/2026		$246	TRY	11,422	0	0
	07/2026	ZAR	2,353		$133	0	(5)
BSH	04/2026	BRL	5,200		936	0	(68)
	04/2026	JPY	516,692		3,237	0	(19)
	04/2026		$1,001	BRL	5,200	3	0
	04/2026		1,181	GBP	887	0	(7)
	04/2026		2,119	NZD	3,671	0	(10)
	04/2026		897	PLN	3,244	0	(23)
	05/2026	GBP	887		$1,181	7	0
	05/2026	NZD	3,671		2,122	10	0
	05/2026		$3,237	JPY	515,136	19	0
	06/2026		180	COP	675,344	0	0
	10/2026	BRL	5,600		$1,034	0	(3)
CBK	04/2026		1		0	0	0
	04/2026	CNH	480		70	0	0
	04/2026	COP	61,120		16	0	(1)
	04/2026	EUR	3,347		3,873	4	0
	04/2026	GBP	184		246	3	0
	04/2026	INR	164,603		1,766	28	0
	04/2026	JPY	16,400		104	1	0
	04/2026	NOK	1,490		154	0	0
	04/2026	SEK	820		88	1	0
	04/2026	THB	35		1	0	0
	04/2026	TWD	1,249		39	0	0
	04/2026		$0	BRL	1	0	0
	04/2026		164	CNH	1,128	0	0
	04/2026		29	CNY	200	0	0
	04/2026		741	COP	2,724,630	0	0
	04/2026		636	EUR	548	0	(2)
	04/2026		6,860	INR	631,560	3	(173)
	04/2026		176	JPY	27,400	0	(4)
	04/2026		2,746	TWD	86,934	0	(32)
	05/2026		197	AUD	287	1	0
	06/2026	COP	3,739,255		$996	1	(6)
	06/2026	IDR	1,649,588		98	1	0
	06/2026	ILS	279		90	2	0
	06/2026	TWD	86,918		2,746	41	0
	06/2026		$403	CNY	2,772	1	0
	06/2026		90	IDR	1,515,972	0	(1)
	06/2026		452	MXN	7,989	0	(9)
	07/2026	PEN	1,020		$295	4	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

	07/2026		$27	CNY	188	0	0
	07/2026		21	KZT	11,298	2	0
	08/2026	INR	191,728		$2,046	39	0
	08/2026		$10	KZT	5,383	1	0
	09/2026	COP	666,168		$169	0	(6)
	09/2026		$96	CLP	83,065	0	(6)
	09/2026		95	COP	367,411	2	0
	09/2026		98	MXN	1,750	0	(2)
	01/2027	PEN	4,876		$1,438	57	0
DUB	04/2026	BRL	393		75	0	(1)
	04/2026	CNH	38,781		5,608	0	(23)
	04/2026	EUR	546	RON	2,789	1	0
	04/2026	HKD	3,261		$417	1	0
	04/2026	ILS	1,952		631	10	0
	04/2026	INR	64,137		682	4	(1)
	04/2026	RON	6,241	EUR	1,220	0	(4)
	04/2026		$4,190	AUD	6,108	24	0
	04/2026		75	BRL	393	1	0
	04/2026		11,239	CNH	77,006	0	(59)
	04/2026		60	CZK	1,266	0	0
	04/2026		139	EGP	6,990	0	(13)
	04/2026		27	HUF	9,037	0	0
	04/2026		569	INR	53,427	3	(5)
	04/2026		3,828	SGD	4,889	0	(25)
	04/2026		274	THB	8,966	0	(2)
	05/2026	AUD	6,108		$4,189	0	(24)
	05/2026	SGD	4,878		3,828	25	0
	05/2026		$5,469	CNH	37,734	23	0
	06/2026	KZT	41,510		$78	0	(7)
	06/2026	THB	8,948		275	2	0
	06/2026		$214	CNY	1,465	0	(1)
	06/2026		80	PEN	275	0	(1)
	07/2026	PEN	556		$164	5	0
	07/2026		$104	KZT	55,935	9	0
	07/2026	ZAR	1,727		$98	0	(4)
	08/2026		$5	KZT	2,626	0	0
FAR	04/2026	AUD	2,096		$1,485	39	0
	04/2026	CHF	191		240	1	0
	04/2026	GBP	1,235		1,669	34	0
	04/2026	JPY	643,329		4,031	0	(23)
	04/2026	RON	131	EUR	26	0	0
	04/2026	SEK	3,787		$401	1	0
	04/2026		$1,270	JPY	198,372	0	(20)
	04/2026		291	PLN	1,052	0	(8)
	04/2026		21	SGD	26	0	0
	05/2026	ILS	1,056		$334	0	(3)
	05/2026	SGD	26		21	0	0
	05/2026		$240	CHF	191	0	(1)
	05/2026		4,031	JPY	641,386	23	0
	05/2026		401	SEK	3,780	0	(1)
	06/2026	ILS	692		$224	4	0
	06/2026		$359	MXN	6,252	0	(12)
	08/2026	PEN	289		$86	3	0
	09/2026		$79	MXN	1,402	0	(2)
GLM	04/2026	BRL	36,203		$6,712	0	(277)
	04/2026	ILS	938		302	3	0
	04/2026	INR	2,721		30	1	0
	04/2026	PLN	393		107	1	0
	04/2026		$8,012	BRL	41,807	59	0
	04/2026		217	CNH	1,491	0	(1)
	04/2026		16	HUF	5,447	0	0
	04/2026		37	IDR	618,779	0	0
	04/2026		405	MXN	7,460	11	0
	04/2026		391	MYR	1,535	0	(12)
	04/2026		27	PLN	99	0	0
	04/2026		155	THB	5,095	0	(1)
	06/2026	IDR	2,014,621		$119	1	0
	06/2026	THB	5,086		155	0	0
	06/2026		$4,947	BRL	26,639	128	0
	06/2026		202	IDR	3,410,873	0	(1)
	06/2026		57	ILS	177	0	0
	06/2026		658	MXN	11,566	0	(17)
	07/2026	BRL	2,000		$370	0	(8)
	07/2026		$4	BRL	23	0	0
IND	04/2026	DKK	743		$114	0	(1)
	04/2026		$3,127	EUR	2,649	0	(66)
	05/2026		114	DKK	742	1	0
JPM	04/2026	CNH	40,283		$5,822	0	(27)
	04/2026	EUR	420	RON	2,146	1	0
	04/2026		199		$229	0	(2)
	04/2026	HKD	3,806		487	1	0
	04/2026	INR	73,133		787	15	0
	04/2026	PLN	1,209		330	5	(1)
	04/2026	RON	2,145	EUR	420	0	(1)
	04/2026	SGD	4,754		$3,772	75	0
	04/2026	THB	5,755		182	7	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

	04/2026		$36	CZK	767	0	0
	04/2026		2,172	EUR	1,864	0	(18)
	04/2026		80	HUF	26,569	0	0
	04/2026		299	INR	28,066	1	(2)
	04/2026		3,141	MXN	56,326	4	(6)
	04/2026		89	THB	2,797	0	(4)
	04/2026		5,417	TWD	171,776	0	(52)
	04/2026	ZAR	25,838		$1,541	17	(1)
	05/2026	AUD	308		211	0	(1)
	05/2026	EUR	76	RON	390	0	0
	05/2026	RON	389	EUR	76	0	0
	05/2026		$5,752	CNH	39,703	27	0
	06/2026	ILS	927		$300	4	0
	06/2026	MXN	4,443		248	1	0
	06/2026	THB	9,876		301	0	0
	06/2026	TWD	171,771		5,417	70	0
	06/2026		$139	COP	518,470	0	0
	06/2026		72	ILS	224	0	0
	06/2026	ZAR	1,200		$68	0	(3)
	08/2026	CZK	2,977	EUR	122	1	0
	11/2026	ZAR	1,379		$79	0	(1)
MBC	04/2026	AUD	1,896		1,311	4	(1)
	04/2026	CHF	73		92	1	0
	04/2026	EUR	22	RON	115	0	0
	04/2026		426		$493	1	0
	04/2026	GBP	302		404	5	0
	04/2026	JPY	216,863		1,357	0	(10)
	04/2026	KRW	627,951		424	6	0
	04/2026	NOK	749		77	0	(1)
	04/2026	SEK	2,905		311	4	0
	04/2026	THB	4,150		129	3	0
	04/2026		$160	AUD	231	0	(1)
	04/2026		196	CHF	155	0	(3)
	04/2026		117	DKK	743	0	(3)
	04/2026		1,118	EUR	971	4	0
	04/2026		664	GBP	498	0	(5)
	04/2026		1,741	JPY	271,942	1	(29)
	04/2026		2,016	KRW	2,950,989	0	(54)
	04/2026		121	MXN	2,238	4	0
	04/2026		112	NOK	1,074	0	(2)
	04/2026		135	NZD	231	0	(2)
	04/2026		71	PLN	256	0	(2)
	05/2026		1,244	JPY	198,262	9	0
	05/2026		77	NOK	749	1	0
	05/2026	ZAR	2,349		$135	0	(3)
	06/2026	MXN	472		26	0	0
MYI	04/2026	BRL	550		106	0	0
	04/2026	INR	10,170		112	5	0
	04/2026	PLN	286		80	2	0
	04/2026	TWD	403,519		12,795	192	0
	04/2026		$105	BRL	550	1	0
	04/2026		1,450	TWD	46,533	3	0
	06/2026	TWD	46,577		$1,450	1	0
	06/2026		$120	CNY	829	0	0
	06/2026		73	ILS	223	0	(2)
	07/2026		62	KZT	33,567	6	0
	01/2027		12,795	TWD	400,470	0	(346)
NGF	04/2026		121	NOK	1,166	0	(1)
	04/2026		316	TRY	14,494	7	0
	05/2026		126		5,821	0	0
RBC	04/2026		142	SGD	181	0	(1)
SCX	04/2026	CNY	200		$29	0	0
	04/2026	COP	1,703,464		445	0	(18)
	04/2026	JPY	16,000		102	1	0
	04/2026	KRW	463,752		304	0	(5)
	04/2026	NZD	2,185		1,306	51	0
	04/2026	THB	772		24	1	0
	04/2026		$228	CAD	315	0	(1)
	04/2026		252	GBP	189	0	(2)
	04/2026		612	INR	55,710	0	(23)
	04/2026		1,000	JPY	156,011	0	(17)
	04/2026		304	KRW	463,810	5	0
	04/2026		150	PLN	542	0	(4)
	04/2026		235	TWD	7,500	0	(1)
	05/2026	CAD	315		$228	1	0
	05/2026		$197	CNY	1,363	1	0
	06/2026		322		2,199	0	(1)
	06/2026		347	IDR	5,843,657	0	(3)
	07/2026		194	CNY	1,330	0	0
SOG	04/2026	EUR	1,081		$1,274	25	0
	04/2026	RON	1,392	EUR	273	0	0
	04/2026		348		$79	0	0
	04/2026		$140	CHF	110	0	(3)
	04/2026		802	CNH	5,470	0	(7)
	04/2026		876	EUR	759	1	0
	04/2026		5,530	JPY	860,501	0	(108)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

	04/2026		159	RON	696		0	(2)
	05/2026	CHF	37		$46		0	0
	05/2026	EUR	759		878		0	(1)
	05/2026		$3	CNY	18		0	0
	05/2026		198	EUR	171		0	0
	06/2026	ILS	473		$153		2	0
	06/2026	PEN	4,288		1,273		45	0
	06/2026		$223	PEN	750		0	(8)
	07/2026	PEN	434		$128		4	0
SSB	04/2026	AUD	3,380		2,405		73	0
	04/2026	BRL	542		104		0	0
	04/2026		$6	JPY	1,009		0	0
	08/2026	COP	6,664,152		$1,747		0	(12)
UAG	04/2026	PLN	568		154		1	0
	04/2026		$74	CZK	1,550		0	(1)
	04/2026		892	PLN	3,226		0	(23)
	06/2026	ILS	778		$252		4	0
	06/2026	MXN	601		34		0	0
	06/2026		$521	MXN	9,087		0	(17)

Total Forward Foreign Currency Contracts							$1,822	$(2,348)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC USD versus HKD		HKD	7.800	08/14/2026	475	$1	$1
	Call - OTC USD versus HKD			7.800	08/24/2026	745	1	1
	Put - OTC USD versus KRW		KRW	1,400.000	07/09/2026	411	4	1
	Put - OTC USD versus KRW			1,400.000	07/13/2026	92	1	0
	Call - OTC USD versus SGD		SGD	1.315	11/05/2026	509	4	2
BPS	Put - OTC EUR versus CZK		CZK	24.040	08/13/2026	198	1	0
GLM	Call - OTC USD versus HKD		HKD	7.800	08/14/2026	116	0	0
MBC	Call - OTC USD versus HKD			7.800	08/14/2026	427	1	1
	Call - OTC USD versus HKD			7.800	08/24/2026	222	0	0
	Put - OTC USD versus KRW		KRW	1,400.000	07/09/2026	795	7	2
	Put - OTC USD versus KRW			1,400.000	07/10/2026	795	6	3
MYI	Put - OTC EUR versus CZK		CZK	23.900	06/02/2026	352	1	0

Total Purchased Options							$27	$11

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus HKD		HKD	7.850	08/14/2026	475	$0	$0
	Call - OTC USD versus HKD			7.850	08/24/2026	745	0	0
	Put - OTC USD versus KRW		KRW	1,350.000	07/09/2026	411	(2)	0
	Put - OTC USD versus KRW			1,350.000	07/13/2026	92	0	0
	Put - OTC USD versus SGD		SGD	1.237	11/05/2026	509	(4)	(3)
GLM	Call - OTC USD versus HKD		HKD	7.850	08/14/2026	116	0	0
MBC	Call - OTC USD versus HKD			7.850	08/14/2026	427	0	0
	Call - OTC USD versus HKD			7.850	08/24/2026	222	0	0
	Put - OTC USD versus KRW		KRW	1,350.000	07/09/2026	795	(3)	(1)
	Put - OTC USD versus KRW			1,350.000	07/10/2026	795	(2)	(1)

							$(11)	$(5)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695%	04/27/2026	100	$(1)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	100	0	0

							$(1)	$(1)

Total Written Options							$(12)	$(6)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2029	0.272%	$200	$(7)	$2	$0	$(5)
South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	0.324	500	(18)	3	0	(15)

$(25)	$5	$0	$(20)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026%	$118	$0	$1	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	500	$103	$(3)	$100	$0
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	100	23	(3)	20	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	500	109	(9)	100	0

$235	$(15)	$220	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/(Receivable)	Unrealized Appreciation/(Depreciation)	Asset	Liability

CBK	Floating rate equal to 1-Day JPY-SOFR less 0.450% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032	$301	JPY	47,500	$1	$0	$1	$0
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.357% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	8,637	1,295,600	111	(1)	110	0
FAR	Floating rate equal to 1-Day JPY-SOFR less 0.450% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032	481	76,000	(1)	0	0	(1)
GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.301% based on the notional amount of currency received	Floating rate equal to 1-Day GBP-SOFR based on the notional amount of currency delivered	Maturity	10/15/2045	1,347	GBP	1,013	(6)	(2)	0	(8)
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.315% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	7,142	JPY	1,107,000	5	(4)	1	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.425% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	2,721		400,000		3	1	4	0

									$113	$(6)	$116	$(9)

TOTAL RETURN SWAPS ON INDEXES
											Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Receive	SIBCSORA Index	N/A	0.822	Semi-Annual	08/26/2026	SGD	10	$0	$0	$0	$0

Total Swap Agreements									$323	$(15)	$337	$(29)

(l)

Securities with an aggregate market value of $311 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)				Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2		Level 3	Fair Value at 03/31/2026

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$71	$0	$71
Australia
Non-Agency Mortgage-Backed Securities	0	0	1,449	1,449
Sovereign Issues	0	3,388	0	3,388
Brazil
Sovereign Issues	0	2,655	0	2,655
Bulgaria
Sovereign Issues	0	217	0	217
Canada
Corporate Bonds & Notes	0	1,601	0	1,601
Sovereign Issues	0	1,149	0	1,149
Cayman Islands
Asset-Backed Securities	0	2,308	0	2,308
Corporate Bonds & Notes	0	120	0	120
Sovereign Issues	0	203	0	203
Chile
Sovereign Issues	0	203	0	203
Colombia
Sovereign Issues	0	2,964	0	2,964
Costa Rica
Sovereign Issues	0	298	0	298
Denmark
Corporate Bonds & Notes	0	99	0	99
Egypt
Sovereign Issues	0	238	0	238
France
Corporate Bonds & Notes	0	312	0	312
Sovereign Issues	0	8,285	0	8,285
Germany
Corporate Bonds & Notes	0	1,325	0	1,325
Ireland
Asset-Backed Securities	0	5,011	0	5,011
Israel
Sovereign Issues	0	1,304	0	1,304
Italy
Sovereign Issues	0	200	0	200
Japan
Corporate Bonds & Notes	0	504	0	504
Sovereign Issues	0	6,329	0	6,329
Jersey, Channel Islands
Asset-Backed Securities	0	301	0	301
Kuwait
Sovereign Issues	0	684	0	684
Luxembourg
Sovereign Issues	0	805	0	805
Malaysia
Sovereign Issues	0	167	0	167
Netherlands
Corporate Bonds & Notes	0	304	0	304
Norway
Sovereign Issues	0	202	0	202
Peru
Sovereign Issues	0	2,944	0	2,944
Poland
Sovereign Issues	0	406	0	406
Qatar
Corporate Bonds & Notes	0	176	0	176
Romania
Sovereign Issues	0	791	0	791
Saudi Arabia
Corporate Bonds & Notes	0	199	0	199
Sovereign Issues	0	2,346	0	2,346
Serbia
Sovereign Issues	0	194	0	194
South Africa
Sovereign Issues	0	3,487	0	3,487
Spain
Sovereign Issues	0	5,587	0	5,587
Supranational
Sovereign Issues	0	896	0	896
Thailand
Sovereign Issues	0	637	0	637
United Arab Emirates
Corporate Bonds & Notes	0	197	0	197
Sovereign Issues	0	384	0	384
United Kingdom
Corporate Bonds & Notes	0	1,874	0	1,874
Non-Agency Mortgage-Backed Securities	0	2,438	0	2,438
Sovereign Issues	0	5,673	0	5,673
United States
Asset-Backed Securities	0	3,833	0	3,833
Corporate Bonds & Notes	0	6,352	0	6,352
Municipal Bonds & Notes	0	185	0	185
Non-Agency Mortgage-Backed Securities	0	10,841	0	10,841

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

Sovereign Issues	0	12	0	12
U.S. Government Agencies	0	75,979	0	75,979
U.S. Treasury Obligations	0	14,563	0	14,563
Short-Term Instruments
Commercial Paper	0	2,092	0	2,092
Repurchase Agreements	0	789	0	789
Egypt Treasury Bills	0	3	0	3
Nigeria Treasury Bills	0	854	0	854
South Africa Treasury Bills	0	1,015	0	1,015

$0	$185,994	$1,449	$187,443
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,370	$0	$0	$4,370

Total Investments	$4,370	$185,994	$1,449	$191,813

Short Sales, at Value - Liabilities
Sovereign Issues	0	(770)	0	(770)
U.S. Government Agencies	0	(30,197)	0	(30,197)

$0	$(30,967)	$0	$(30,967)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	119	944	0	1,063
Over the counter	0	2,169	1	2,170

$119	$3,113	$1	$3,233
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(316)	(386)	0	(702)
Over the counter	0	(2,383)	0	(2,383)

$(316)	$(2,769)	$0	$(3,085)

Total Financial Derivative Instruments	$(197)	$344	$1	$148

Totals	$4,173	$155,371	$1,450	$160,994

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2026:
Category and Subcategory	Beginning Balance at 12/31/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (2)

Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$1,401	$0	$0	$0	$0	$48	$0	$0	$1,449	$48

$1,401	$0	$0	$0	$0	$48	$0	$0	$1,449	$48
Financial Derivative Instruments - Assets
Over the counter	$2	$0	$0	$0	$0	$(1)	$0	$0	$1	$(1)

Totals	$1,402	$0	$0	$0	$0	$47	$0	$0	$1,450	$47

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$1,449	Recent Transaction	Purchase Price	100.000	—
Financial Derivative Instruments - Assets
Over the counter	$1	Indicative Market Quotation	Broker Quote	0.191	—

Total	$1,450

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,459	$15,411	$(12,500)	$0	$0	$4,370	$11	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MEI	Merrill Lynch International	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Bank, N.A.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NOK	Norwegian Krone
BRL	Brazilian Real	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
CAD	Canadian Dollar	HUF	Hungarian Forint	PEN	Peruvian New Sol
CHF	Swiss Franc	IDR	Indonesian Rupiah	PLN	Polish Zloty
CLP	Chilean Peso	ILS	Israeli Shekel	RON	Romanian New Leu
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SEK	Swedish Krona
CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	SGD	Singapore Dollar
COP	Colombian Peso	KRW	South Korean Won	THB	Thai Baht
CZK	Czech Koruna	KZT	Kazakhstani Tenge	TRY	Turkish New Lira
DKK	Danish Krone	MXN	Mexican Peso	TWD	Taiwanese Dollar
EGP	Egyptian Pound	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
EUR	Euro	NGN	Nigerian Naira	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
Bobl	Bundesobligation, the German word for federal government bond	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	SRFXON3	Swiss Overnight Rate Average (6PM)
CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	THOR	Thai Overnight Baht Repurchase Rate
CPI	Consumer Price Index	SOFR	Secured Overnight Financing Rate

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	NIBOR	Norwegian Interbank Offered Rate	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	OAT	Obligations Assimilables du Trésor	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate
CLO	Collateralized Loan Obligation

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 144.1% ¤
ARGENTINA 0.1%
SOVEREIGN ISSUES 0.1%

Argentina Bonar Bonds
0.750% due 07/09/2030 þ		$25	$20
4.125% due 07/09/2035 þ		24	17

Total Argentina (Cost $29)			37

AUSTRALIA 5.1%
CORPORATE BONDS & NOTES 1.1%
Commonwealth Bank of Australia 4.971% due 01/22/2030		$800	824

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Project Cashmere 4.543% due 12/30/2057 «(b)	AUD	1,200	828

SOVEREIGN ISSUES 2.9%
Australia Government Bonds
1.750% due 06/21/2051		50	17
2.500% due 05/21/2030		100	63
New South Wales Treasury Corp.
1.750% due 03/20/2034		735	388
2.000% due 03/08/2033		200	112
3.500% due 11/20/2037		200	112
4.750% due 09/20/2035		500	325
Queensland Treasury Corp.
1.750% due 07/20/2034		100	52
5.250% due 07/21/2036		300	201
Treasury Corp. of Victoria
2.000% due 09/17/2035		200	101
2.250% due 09/15/2033		1,000	557
4.250% due 12/20/2032		200	130
4.750% due 09/15/2036		100	64

			2,122

Total Australia (Cost $3,649)			3,774

BRAZIL 2.4%
SOVEREIGN ISSUES 2.4%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (d)	BRL	5,500	1,028
0.000% due 10/01/2026 (d)		4,100	742

Total Brazil (Cost $1,758)			1,770

BULGARIA 0.3%
SOVEREIGN ISSUES 0.3%
Bulgaria Government International Bonds
3.375% due 07/18/2035	EUR	100	111
4.125% due 07/18/2045		100	108

Total Bulgaria (Cost $227)			219

CANADA 4.8%
CORPORATE BONDS & NOTES 2.0%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$62	59
Bank of Nova Scotia 0.010% due 09/14/2029	EUR	200	209
Canadian Imperial Bank of Commerce 4.876% due 01/14/2030		$600	616

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2026 (Unaudited)

Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	100	113
Royal Bank of Canada
4.498% due 08/06/2029 •		$200	200
4.851% due 12/14/2026		200	201
4.969% due 08/02/2030 •		100	101

			1,499

SOVEREIGN ISSUES 2.8%
Canada Government Bonds 3.000% due 06/01/2034	CAD	1,300	911
Canada Government Real Return Bonds 1.500% due 12/01/2044 (f)		143	98
Export Development Canada 7.130% due 03/11/2029	INR	13,500	140
Province of Ontario 3.650% due 06/02/2033	CAD	200	144
Province of Quebec
3.600% due 09/01/2033		1,000	715
4.450% due 09/01/2034		100	75

			2,083

Total Canada (Cost $3,601)			3,582

CAYMAN ISLANDS 2.5%
ASSET-BACKED SECURITIES 1.9%
37 Capital CLO 1 Ltd. 4.952% due 10/15/2034 •		$450	450
522 Funding CLO Ltd. 4.969% due 10/20/2031 •		5	5
Arbor Realty Commercial Real Estate Notes Ltd. 5.122% due 01/15/2037 •		97	97
LoanCore Issuer Ltd. 5.222% due 01/17/2037 •		51	51
Starwood Ltd. 4.994% due 04/18/2038 •		21	21
TCW CLO AMR Ltd. 4.954% due 08/16/2034 •		500	501
Voya CLO Ltd. 4.868% due 07/20/2032 •		289	288

			1,413

CORPORATE BONDS & NOTES 0.3%
Sands China Ltd. 5.400% due 08/08/2028		200	202

SOVEREIGN ISSUES 0.3%
KSA Sukuk Ltd. 5.268% due 10/25/2028		200	202

Total Cayman Islands (Cost $1,812)			1,817

CHINA 4.4%
SOVEREIGN ISSUES 4.4%
China Development Bank
2.630% due 01/08/2034	CNY	9,190	1,406
2.820% due 05/22/2033		7,810	1,207
China Government Bonds 2.190% due 09/25/2054		4,800	671

Total China (Cost $3,242)			3,284

COLOMBIA 1.2%
SOVEREIGN ISSUES 1.2%
Colombia TES
11.000% due 08/22/2029	COP	906,800	229
11.750% due 01/24/2035		862,700	214
12.750% due 11/28/2040		914,300	242
13.250% due 02/09/2033		791,500	212

Total Colombia (Cost $872)			897

DENMARK 0.1%
CORPORATE BONDS & NOTES 0.1%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	20	2

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2026 (Unaudited)

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		796	100
1.500% due 10/01/2052		1	0

Total Denmark (Cost $121)			102

EGYPT 0.1%
SOVEREIGN ISSUES 0.1%
Egypt Government Bonds 19.698% due 10/14/2030	EGP	4,400	79

Total Egypt (Cost $94)			79

FRANCE 5.3%
CORPORATE BONDS & NOTES 0.8%
BPCE SA 5.876% due 01/14/2031 •		$300	309
Credit Agricole SA 5.862% due 01/09/2036 •		250	258

			567

SOVEREIGN ISSUES 4.5%
French Republic Government Bonds OAT
2.750% due 02/25/2029	EUR	1,100	1,266
2.750% due 02/25/2030		1,800	2,059

			3,325

Total France (Cost $3,740)			3,892

INDONESIA 0.1%
SOVEREIGN ISSUES 0.1%
Indonesia Government International Bonds 4.125% due 01/15/2037	EUR	100	109

Total Indonesia (Cost $102)			109

IRELAND 2.4%
ASSET-BACKED SECURITIES 2.4%
Arbour CLO DAC 3.314% due 05/15/2038 •	EUR	450	520
Arbour CLO VI DAC 3.134% due 11/15/2037 •		300	347
Harvest CLO XXI DAC 2.776% due 07/15/2031 •		84	98
Rockford Tower Europe CLO DAC 3.271% due 08/29/2036 •		300	346
St. Pauls CLO 2.876% due 01/17/2032 •		380	439

Total Ireland (Cost $1,670)			1,750

ISRAEL 1.3%
SOVEREIGN ISSUES 1.3%
Israel Government International Bonds
5.375% due 03/12/2029		$200	203
5.375% due 02/19/2030		400	406
5.500% due 03/12/2034		200	203
State of Israel 3.800% due 05/13/2060		200	130

Total Israel (Cost $1,001)			942

ITALY 2.9%
CORPORATE BONDS & NOTES 0.5%
Banca Monte dei Paschi di Siena SpA 0.875% due 10/08/2027	EUR	100	115
Intesa Sanpaolo SpA 7.200% due 11/28/2033		$200	224

			339

SOVEREIGN ISSUES 2.4%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		200	200

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2026 (Unaudited)

Italy Buoni Poliennali Del Tesoro 3.400% due 04/01/2028	EUR	1,000	1,168
Republic of Italy Government International Bonds 6.000% due 08/04/2028	GBP	300	406

			1,774

Total Italy (Cost $2,216)			2,113

JAPAN 5.4%
CORPORATE BONDS & NOTES 1.5%
Mitsubishi UFJ Financial Group, Inc. 4.527% due 09/12/2031 •		$200	198
Sumitomo Mitsui Financial Group, Inc.
5.454% due 01/15/2032		400	413
5.520% due 01/13/2028		300	306
Sumitomo Mitsui Trust Bank Ltd. 4.350% due 09/11/2030		200	199

			1,116

SOVEREIGN ISSUES 3.9%
Japan Government CPI-Linked Bonds 0.100% due 03/10/2028 (f)	JPY	135,359	856
Japan Government Five Year Bonds 0.400% due 06/20/2029		10,000	61
Japan Government Forty Year Bonds 2.200% due 03/20/2064		27,000	118
Japan Government Thirty Year Bonds
0.500% due 03/20/2049		66,400	223
0.700% due 12/20/2048		85,000	305
0.700% due 12/20/2050		13,000	43
0.700% due 03/20/2051		13,000	43
0.700% due 06/20/2051		11,000	36
2.200% due 06/20/2054		1,750	8
3.400% due 12/20/2055		30,000	181
Japan Government Twenty Year Bonds
0.400% due 06/20/2040		100,000	450
2.000% due 12/20/2044		60,000	314
2.400% due 03/20/2045		45,000	251

			2,889

Total Japan (Cost $5,544)			4,005

JERSEY, CHANNEL ISLANDS 0.7%
ASSET-BACKED SECURITIES 0.7%
Trysail CLO Ltd. 4.907% due 10/20/2033 •		$500	501

Total Jersey, Channel Islands (Cost $500)			501

KUWAIT 0.5%
SOVEREIGN ISSUES 0.5%
Kuwait International Government Bonds
4.016% due 10/09/2028		$200	197
4.652% due 10/09/2035		200	193

Total Kuwait (Cost $400)			390

LUXEMBOURG 1.4%
		SHARES
COMMON STOCKS 0.3%
Drillco Holdings Luxembourg SA «(g)		6,410	148
Foresea Holdings SA «		2,675	61

			209

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.6%
FORESEA Holding SA 7.500% due 06/15/2030		$113	111

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2026 (Unaudited)

Greensaif Pipelines Bidco SARL 6.510% due 02/23/2042		300	311

			422

SOVEREIGN ISSUES 0.5%
Eagle Funding Luxco SARL 5.500% due 08/17/2030		400	403

Total Luxembourg (Cost $904)			1,034

MALAYSIA 1.8%
CORPORATE BONDS & NOTES 0.6%
Petronas Capital Ltd. 2.480% due 01/28/2032		$500	448

SOVEREIGN ISSUES 1.2%
Malaysia Government Bonds
2.632% due 04/15/2031	MYR	400	95
3.519% due 04/20/2028		2,831	704
4.762% due 04/07/2037		200	54

			853

Total Malaysia (Cost $1,242)			1,301

MEXICO 0.2%
SOVEREIGN ISSUES 0.2%
Mexico Government International Bonds 4.490% due 05/25/2032	EUR	100	115

Total Mexico (Cost $109)			115

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government Bonds 1.500% due 05/15/2031	NZD	100	50

Total New Zealand (Cost $68)			50

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	100	67

Total Norway (Cost $73)			67

PERU 2.1%
SOVEREIGN ISSUES 2.1%
Peru Government Bonds
6.850% due 08/12/2035	PEN	900	264
7.300% due 08/12/2033		3,700	1,165
Peru Government International Bonds
5.375% due 02/08/2035		$100	100
6.150% due 08/12/2032	PEN	100	30

Total Peru (Cost $1,495)			1,559

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Republic of Poland Government International Bonds
4.875% due 02/12/2030		$100	102
5.125% due 09/18/2034		200	201

Total Poland (Cost $299)			303

ROMANIA 0.6%
SOVEREIGN ISSUES 0.6%
Romania Government International Bonds
1.375% due 12/02/2029	EUR	90	93
2.125% due 03/07/2028		100	112
5.000% due 09/27/2026		220	257

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2026 (Unaudited)

Total Romania (Cost $458)			462

SAUDI ARABIA 1.5%
SOVEREIGN ISSUES 1.5%
Saudi Government International Bonds
3.250% due 10/22/2030		$200	188
3.375% due 03/05/2032	EUR	200	224
4.750% due 01/18/2028		$200	200
4.750% due 01/16/2030		200	200
5.375% due 01/13/2031		300	307

Total Saudi Arabia (Cost $1,098)			1,119

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia International Bonds 1.000% due 09/23/2028	EUR	100	107

Total Serbia (Cost $117)			107

SOUTH AFRICA 1.9%
SOVEREIGN ISSUES 1.9%
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	700	33
8.000% due 01/31/2030		4,300	252
8.750% due 02/28/2048		1,100	59
8.875% due 02/28/2035		17,600	1,022
10.500% due 12/21/2026		1,000	60

Total South Africa (Cost $1,351)			1,426

SOUTH KOREA 1.3%
SOVEREIGN ISSUES 1.3%
Korea Treasury Bonds
1.375% due 06/10/2030	KRW	111,630	66
2.375% due 12/10/2028		326,550	207
2.625% due 06/10/2028		1,130,790	725

Total South Korea (Cost $1,184)			998

SPAIN 3.2%
SOVEREIGN ISSUES 3.2%
Spain Government Bonds
1.450% due 04/30/2029	EUR	72	80
2.400% due 05/31/2028		450	517
3.150% due 04/30/2035		270	306
3.200% due 10/31/2035		200	226
3.450% due 10/31/2034		740	860
3.500% due 05/31/2029		300	354

Total Spain (Cost $2,314)			2,343

SUPRANATIONAL 0.8%
SOVEREIGN ISSUES 0.8%
European Union 3.750% due 10/12/2045	EUR	500	560

Total Supranational (Cost $583)			560

SWITZERLAND 0.9%
CORPORATE BONDS & NOTES 0.9%
UBS Group AG
4.194% due 04/01/2031 •		$250	245
4.282% due 01/09/2028		250	249
5.699% due 02/08/2035 •		200	205

Total Switzerland (Cost $717)			699

THAILAND 0.8%
SOVEREIGN ISSUES 0.8%
Thailand Government Bonds
1.840% due 05/17/2036	THB	4,177	123

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2026 (Unaudited)

2.700% due 06/17/2040		13,100	391
2.980% due 06/17/2045		3,524	103

Total Thailand (Cost $673)			617

UNITED ARAB EMIRATES 0.7%
CORPORATE BONDS & NOTES 0.7%
Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031		$300	291
5.375% due 05/08/2029		200	204

Total United Arab Emirates (Cost $498)			495

UNITED KINGDOM 7.7%
CORPORATE BONDS & NOTES 3.3%
Barclays PLC 4.972% due 05/16/2029 •		$400	403
HSBC Holdings PLC 4.856% due 05/23/2033 •	EUR	400	484
Nationwide Building Society 2.972% due 02/16/2028 •		$300	296
NatWest Group PLC
5.516% due 09/30/2028 •		300	305
5.778% due 03/01/2035 •		300	310
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		200	206
Standard Chartered PLC 2.608% due 01/12/2028 •		200	197
Vmed O2 U.K. Financing I PLC 5.625% due 04/15/2032	EUR	200	213

			2,414

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Alba PLC 4.054% due 11/25/2042 •	GBP	32	42
Eurosail-U.K. PLC 4.815% (SONIO/N + 1.069%) due 06/13/2045 ~		77	101
RMAC Securities No. 1 PLC 4.035% due 06/12/2044 •		108	140

			283

SOVEREIGN ISSUES 4.0%
U.K. Gilts
0.625% due 10/22/2050		400	184
1.250% due 07/31/2051		500	277
1.500% due 07/31/2053		100	57
1.750% due 01/22/2049		100	68
4.375% due 03/07/2030		1,800	2,379

			2,965

Total United Kingdom (Cost $6,395)			5,662

UNITED STATES 76.6%
ASSET-BACKED SECURITIES 3.4%
Argent Securities Trust
4.093% due 07/25/2036 •		$306	82
4.113% due 05/25/2036 •		532	125
Avis Budget Rental Car Funding AESOP LLC 1.660% due 02/20/2028		300	295
C-BASS Mortgage Loan Trust 3.257% due 03/25/2037 þ		199	72
Countrywide Asset-Backed Certificates Trust
4.073% due 07/25/2037 •		30	28
4.354% due 07/25/2036 ~		2	2
5.668% due 07/25/2035 •		523	522
First Franklin Mortgage Loan Trust 5.068% due 07/25/2034 •		3	2
Home Equity Mortgage Loan Asset-Backed Trust 4.033% due 04/25/2037 •		177	120
MASTR Asset-Backed Securities Trust 4.213% due 05/25/2037 •		69	67
Morgan Stanley ABS Capital I, Inc. Trust 4.023% due 10/25/2036 •		414	216
Morgan Stanley Mortgage Loan Trust 6.000% due 02/25/2037 ~		8	7
New Century Home Equity Loan Trust 7.000% due 06/20/2031 ~		213	196
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.423% due 02/25/2036 •		221	202

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2026 (Unaudited)

Option One Mortgage Loan Trust 3.933% due 03/25/2037 •		33	31
Renaissance Home Equity Loan Trust 5.294% due 01/25/2037 þ		363	107
SMB Private Education Loan Trust
1.290% due 07/15/2053		38	36
4.887% due 07/15/2053 •		19	19
5.122% due 02/16/2055 •		137	139
Structured Asset Investment Loan Trust 5.518% due 10/25/2034 •		232	231
Terwin Mortgage Trust 4.733% due 11/25/2033 •		3	3

			2,502

CORPORATE BONDS & NOTES 7.2%
Athene Global Funding 4.857% (SOFRINDX + 1.210%) due 03/25/2027 ~		200	200
Bank of America Corp.
5.162% due 01/24/2031 •		300	306
5.288% due 04/25/2034 •		100	101
Beignet Investor LLC 6.581% due 05/30/2049		740	761
Boeing Co. 6.388% due 05/01/2031		100	107
Credit Suisse AG AT1 Claim		300	105
GA Global Funding Trust
2.250% due 01/06/2027		150	148
5.400% due 01/13/2030		200	200
Goldman Sachs Group, Inc.
4.692% due 10/23/2030 •		100	100
5.330% due 07/23/2035 •		200	201
5.536% due 01/28/2036 •		500	508
5.851% due 04/25/2035 •		200	208
JPMorgan Chase & Co.
2.580% due 04/22/2032 •		100	90
5.502% due 01/24/2036 •		200	205
Morgan Stanley
2.622% (EUR003M + 0.600%) due 05/04/2029 ~	EUR	200	231
3.955% due 03/21/2035 •		100	115
4.654% due 10/18/2030 •		$300	300
5.587% due 01/18/2036 •		200	204
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		300	295
Pacific Gas & Electric Co. 4.200% due 03/01/2029		100	99
PacifiCorp 5.300% due 02/15/2031		100	101
Philip Morris International, Inc. 5.125% due 02/13/2031		100	102
Southern California Edison Co. 4.800% due 03/15/2033		100	98
Wells Fargo & Co.
4.808% due 07/25/2028 •		200	201
5.211% due 12/03/2035 •		300	299

			5,285

MUNICIPAL BONDS & NOTES 0.3%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 2.746% due 06/01/2034		135	120
Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023 5.169% due 04/01/2041		100	101

			221

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.3%
Angel Oak Mortgage Trust 5.985% due 01/25/2069 þ		336	337
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053		200	187
Banc of America Funding Trust
4.210% due 04/20/2047 •		41	35
6.000% due 07/25/2037		46	39
BCAP LLC Trust 4.213% due 05/25/2047 •		55	53
BWAY Mortgage Trust 5.037% due 09/15/2036 •		400	394
Chase Mortgage Finance Trust
4.782% due 03/25/2037 ~		22	21
4.904% due 07/25/2037 ~		4	3
CHL Mortgage Pass-Through Trust 6.250% due 09/25/2036		34	11
Citigroup Mortgage Loan Trust, Inc.
2.500% due 05/25/2051 ~		438	365
4.593% due 04/25/2037 ~		24	22

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2026 (Unaudited)

4.692% due 08/25/2035 ~	249	232
CSMC Trust
2.500% due 07/25/2056 ~	66	55
5.637% due 10/15/2037 •	200	198
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 3.943% due 02/25/2047 •	131	73
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust 6.445% due 02/25/2036 þ	34	31
GCAT Trust
3.000% due 04/25/2052 ~	310	270
4.250% due 05/25/2067 ~	402	380
GreenPoint MTA Trust 4.253% due 06/25/2045 •	30	24
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	72	60
3.000% due 09/25/2052 ~	474	412
JP Morgan Alternative Loan Trust 4.513% due 12/25/2036 ~	2	2
JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	218	182
3.000% due 01/25/2052 ~	491	427
3.000% due 03/25/2052 ~	459	401
3.000% due 04/25/2052 ~	466	405
3.000% due 05/25/2052 ~	696	606
Merrill Lynch Mortgage Investors Trust 4.342% due 03/25/2036 ~	82	37
Morgan Stanley Mortgage Loan Trust
3.874% due 05/25/2036 ~	58	31
5.022% due 09/25/2035 ~	40	9
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	76	74
2.750% due 11/25/2059 ~	55	53
NYO Commercial Mortgage Trust 4.882% due 11/15/2038 •	300	300
OBX Trust 3.000% due 01/25/2052 ~	222	192
PHH Alternative Mortgage Trust 6.000% due 05/25/2037	17	15
PMT Loan Trust 2.500% due 07/25/2051 ~	218	182
RALI Trust 6.000% due 06/25/2036	40	33
RFMSI Trust 6.000% due 06/25/2037	16	13
Structured Asset Securities Corp. 4.073% due 01/25/2036 •	29	24
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~	60	58
2.900% due 10/25/2059 ~	250	241
4.546% due 10/27/2064 ~	374	375
WaMu Mortgage Pass-Through Certificates Trust 4.135% due 09/25/2036 ~	13	12

		6,874

U.S. GOVERNMENT AGENCIES 43.4%
Federal Home Loan Mortgage Corp.
2.500% due 01/01/2052	312	264
3.000% due 02/01/2046	150	136
3.500% due 10/01/2039 - 04/01/2048	148	138
6.000% due 12/01/2053	278	285
6.225% due 09/01/2037 •	69	72
6.500% due 11/01/2053 - 12/01/2053	326	338
Federal Home Loan Mortgage Corp. REMICS
2.142% due 01/15/2038 ~(a)	33	2
4.146% due 01/15/2038 •	33	33
4.602% due 11/25/2054 •	361	363
4.612% due 03/25/2055 •	373	377
5.062% due 03/25/2055 •	301	304
Federal National Mortgage Association
2.500% due 02/01/2051	62	53
3.000% due 10/01/2049	120	106
3.500% due 10/01/2034 - 01/01/2059	209	193
4.000% due 06/01/2050	45	43
4.500% due 12/01/2033	26	26
6.500% due 10/01/2053 - 12/01/2053	569	589
Federal National Mortgage Association REMICS 4.176% due 06/25/2036 •	2	2
Government National Mortgage Association
3.000% due 04/20/2052 - 12/20/2052	1,562	1,397
3.500% due 03/20/2056	200	184
Government National Mortgage Association REMICS
4.563% due 09/20/2066 •	62	62
6.920% due 09/20/2066 ~	55	56
Government National Mortgage Association, TBA
2.500% due 05/01/2056	300	258

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2026 (Unaudited)

3.000% due 04/01/2056		800	714
3.500% due 04/01/2056		3,000	2,752
6.500% due 05/01/2056		3,000	3,109
Uniform Mortgage-Backed Security, TBA
2.500% due 04/01/2056		600	505
4.000% due 06/01/2056		500	471
4.500% due 05/01/2056		3,650	3,519
5.000% due 04/01/2056 - 05/01/2056		13,920	13,729
5.500% due 05/01/2056		780	783
6.500% due 05/01/2056		1,200	1,240

			32,103

U.S. TREASURY OBLIGATIONS 13.0%
U.S. Treasury Bonds
1.625% due 11/15/2050		50	26
1.875% due 02/15/2041 (i)		1,700	1,178
2.250% due 08/15/2049		250	155
2.375% due 11/15/2049 (i)		525	335
3.000% due 02/15/2048		300	221
3.000% due 08/15/2048		325	239
3.000% due 02/15/2049		250	183
3.375% due 11/15/2048 (i)		430	337
4.125% due 08/15/2044 (i)		750	681
4.500% due 11/15/2054 (i)		2,300	2,149
4.625% due 02/15/2055 (i)		1,200	1,145
4.875% due 08/15/2045		38	38
U.S. Treasury Inflation Protected Securities (f)
0.500% due 01/15/2028 (i)		1,978	1,963
1.125% due 01/15/2033 (i)		600	578
U.S. Treasury Notes
3.500% due 02/15/2033		100	96
4.000% due 02/15/2034		100	99
4.125% due 02/15/2036		100	98
4.250% due 08/15/2035		100	100

			9,621

Total United States (Cost $58,775)			56,606

SHORT-TERM INSTRUMENTS 2.3%
COMMERCIAL PAPER 0.3%
Elevance Health, Inc. 4.050% due 04/13/2026		$150	150
Harley-Davidson Financial Services, Inc. 4.170% due 04/16/2026		100	100

			250

REPURCHASE AGREEMENTS (h) 0.7%			493

EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (d)(e)	EGP	50	1

NIGERIA TREASURY BILLS 0.3%
31.947% due 06/11/2026 - 06/29/2026 (c)(d)	NGN	340,760	236

SOUTH AFRICA TREASURY BILLS 0.9%
7.387% due 04/22/2026 - 08/05/2026 (c)(d)	ZAR	10,960	638

TURKEY TREASURY BILLS 0.1%
38.675% due 04/07/2026 (c)(d)	TRY	4,000	89

Total Short-Term Instruments (Cost $1,676)			1,707

Total Investments in Securities (Cost $110,607)			106,493

		SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		7,542	73

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2026 (Unaudited)

Total Short-Term Instruments (Cost $73)	73

Total Investments in Affiliates (Cost $73)	73

Total Investments 144.2% (Cost $110,680)	$106,566
Financial Derivative Instruments (j)(k) 1.0%(Cost or Premiums, net $(368))	758
Other Assets and Liabilities, net (45.2)%	(33,426)

Net Assets 100.0%	$73,898

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«						Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Security is an Interest Only ("IO") or IO Strip.
(b)						When-issued security.
(c)						Coupon represents a weighted average yield to maturity.
(d)						Zero coupon security.
(e)						Coupon represents a yield to maturity.
(f)						Principal amount of security is adjusted for inflation.
(g)						RESTRICTED SECURITIES:
Issuer Description						Acquisition Date			Cost	Market Value	Market Value as Percentage of Net Assets

Drillco Holdings Luxembourg SA						06/08/2023			$128	$148	0.20%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BRC	1.980%	07/10/2025	TBD(2)	EUR	170	French Republic Government Bonds OAT 3.000% due 06/25/2049			$(192)	$197	$200
MYI	1.960	07/11/2025	TBD(2)		256	French Republic Government Bonds OAT 3.000% due 06/25/2049			(287)	296	300

Total Repurchase Agreements									$(479)	$493	$500

REVERSE REPURCHASE AGREEMENTS:
Counterparty					Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)		Payable for Reverse Repurchase Agreements

BSN					3.770%	03/06/2026	04/06/2026		$(6,395)		$(6,412)
JPS					3.760	03/13/2026	04/17/2026		(1,569)		(1,572)

Total Reverse Repurchase Agreements											$(7,984)

SHORT SALES:
Description						Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales

France (0.6)%
Sovereign Issues (0.6)%
French Republic Government Bonds OAT						3.000%	06/01/2049	EUR	500	$(499)	$(481)

	Total France									(499)	(481)

United States (13.4)%
U.S. Government Agencies (13.4)%
Uniform Mortgage-Backed Security, TBA						2.000%	04/01/2041		$1,900	(1,763)	(1,748)
Uniform Mortgage-Backed Security, TBA						2.000	05/01/2056		5,500	(4,406)	(4,429)
Uniform Mortgage-Backed Security, TBA						3.000	06/01/2040		300	(263)	(263)
Uniform Mortgage-Backed Security, TBA						3.500	06/01/2056		500	(456)	(458)
Uniform Mortgage-Backed Security, TBA						6.000	06/01/2056		1,500	(1,521)	(1,527)
Uniform Mortgage-Backed Security, TBA						6.500	05/01/2056		1,400	(1,447)	(1,447)

	Total United States									(9,856)	(9,872)

Total Short Sales (14.0)%										$(10,355)	$(10,353)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2026 (Unaudited)

(i)	Securities with an aggregate market value of $7,788 have been pledged as collateral under the terms of master agreements as of March 31, 2026.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(7,484) at a weighted average interest rate of 3.771%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note May Futures	$110.000	04/24/2026	1	$1	$0	$0
Call - CBOE U.S. Treasury 10-Year Note May Futures	113.000	04/24/2026	1	1	0	0
Put - EUREX Euro-Bund 10-Year Bond April Futures	EUR	125.500	04/24/2026	1	1	(1)	(1)
Call - EUREX Euro-Bund 10-Year Bond April Futures	128.000	04/24/2026	1	1	0	0

Total Written Options	$(1)	$(1)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR December Futures	12/2026	100	$28,081	$(99)	$0	$0
Australia Government 3-Year Bond June Futures	06/2026	4	286	(1)	1	0
Canada Government 10-Year Bond June Futures	06/2026	16	1,380	(28)	6	0
Euro-BTP Future June Futures	06/2026	34	4,570	(176)	55	0
Long Guilt June Futures	06/2026	12	1,394	(64)	10	0
U.S. Treasury 5-Year Note June Futures	06/2026	65	7,032	(89)	9	0
U.S. Treasury 10-Year Note June Futures	06/2026	17	1,888	(39)	4	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	54	6,130	(99)	15	0

$(595)	$100	$0

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond June Futures	06/2026	40	$(2,974)	$17	$0	$(28)
Euro-Bobl June Futures	06/2026	23	(3,069)	48	0	(12)
Euro-Bund June Futures	06/2026	8	(1,159)	20	0	(9)
Euro-Buxl 30-Year Bond June Futures	06/2026	1	(127)	1	0	(2)
Euro-Oat June Futures	06/2026	30	(4,116)	131	0	(38)
Euro-Schatz June Futures	06/2026	53	(6,478)	59	0	(9)
Japan Government 10-Year Bond June Futures	06/2026	11	(9,032)	111	2	(20)
U.S. Treasury 2-Year Note June Futures	06/2026	5	(1,037)	8	0	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	6	(699)	23	0	(1)

$418	$2	$(119)

Total Futures Contracts	$(177)	$102	$(119)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-45 10-Year Index	(1.000)%	Quarterly	12/20/2035	$603	$(5)	$4	$(1)	$0	$(2)
CDX.IG-46 10-Year Index	(1.000)	Quarterly	06/20/2036	1,400	2	(2)	0	0	(5)
CDX.IT-RAXX MAIN45	(1.000)	Quarterly	06/20/2031	EUR	3,300	(50)	(4)	(54)	0	(5)

$(53)	$(2)	$(55)	$0	$(12)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2026 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	2,600	$(6)	$(72)	$(78)	$3	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2028		1,800	20	15	35	0	(4)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2028		2,560	(27)	(24)	(51)	6	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2031		900	(26)	(13)	(39)	3	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		500	(31)	5	(26)	2	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		180	1	11	12	0	(1)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/16/2056		310	15	6	21	0	(1)
Receive	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/18/2031	INR	13,110	0	5	5	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2027	JPY	130,000	(2)	(1)	(3)	0	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/16/2028		1,530,000	11	4	15	0	(7)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2030		270,000	(52)	(7)	(59)	3	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	12/17/2030		100,000	(10)	(3)	(13)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		180,000	(91)	(7)	(98)	2	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.750	Annual	09/16/2031		420,000	11	5	16	0	(6)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		136,880	(77)	(7)	(84)	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		280,000	(72)	(11)	(83)	4	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		450,000	(205)	(18)	(223)	9	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		180,000	(90)	(10)	(100)	4	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		341,000	(141)	(12)	(153)	7	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		120,000	170	9	179	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		150,000	(223)	(11)	(234)	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		40,000	70	4	74	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/18/2054		10,000	18	1	19	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.250	Annual	09/17/2055		20,000	17	2	19	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		20,000	11	2	13	0	0
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	1.750	Semi-Annual	09/16/2031	SGD	4,227	0	62	62	0	(17)
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	2.000	Semi-Annual	09/16/2031		2,000	(5)	16	11	0	(8)
Receive(5)	1-Day THB-THOR Compounded-OIS	1.250	Quarterly	09/16/2031	THB	13,267	2	9	11	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.020	Annual	05/15/2026		$700	0	0	0	0	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026	900	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026	5,300	2	39	41	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026	1,100	4	26	30	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	7,700	50	(48)	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027	5,840	116	(76)	40	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.460	Annual	06/30/2027	1,000	0	(6)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027	7,700	46	(45)	1	3	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	03/15/2028	3,290	(8)	23	15	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2028	590	2	(3)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028	100	0	0	0	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/17/2028	2,800	(36)	4	(32)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029	800	0	(6)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029	900	0	(7)	(7)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030	5,622	18	38	56	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030	400	6	(4)	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031	3,120	5	12	17	0	(3)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/17/2031	1,000	(19)	2	(17)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034	400	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.847	Annual	05/15/2034	200	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034	300	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	400	(2)	(6)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	300	(1)	7	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	300	(1)	7	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	300	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	300	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	200	2	(1)	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	2,260	143	(45)	98	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	200	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	400	18	3	21	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035	500	1	7	8	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035	500	0	5	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035	751	2	5	7	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	1,000	(20)	28	8	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	4,520	(30)	68	38	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036	390	(4)	0	(4)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036	1,440	2	13	15	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049	100	1	6	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.224	Annual	11/15/2052	100	0	(1)	(1)	0	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	4.225	Annual	11/15/2052		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.227	Annual	11/15/2052		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.233	Annual	11/15/2052		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.238	Annual	11/15/2052		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.245	Annual	11/15/2052		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.248	Annual	11/15/2052		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.959	Annual	11/15/2054		200	0	6	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.964	Annual	11/15/2054		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054		200	0	5	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054		100	0	0	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		100	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		200	0	11	11	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		100	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		100	0	5	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.866	Annual	02/15/2055		200	0	9	9	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		290	36	8	44	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		148	1	4	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		142	(3)	5	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		180	0	6	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		200	19	3	22	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		84	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		500	(27)	(6)	(33)	0	(2)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	300	(1)	2	1	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		300	0	1	1	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.250	Annual	03/18/2031		400	(2)	0	(2)	2	0
Pay(5)	3-Month CHF-SRFXON3 Compounded-OIS	0.250	Annual	09/16/2031		300	(3)	1	(2)	1	0
Pay	3-Month KRW-KORIBOR	2.750	Quarterly	03/18/2036	KRW	958,460	7	(63)	(56)	0	0
Receive(5)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	800	0	3	3	1	0
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	2,100	0	(2)	(2)	1	0
Pay	3-Month SEK-STIBOR	2.500	Annual	03/18/2031		6,500	(4)	(7)	(11)	4	0
Pay(5)	3-Month SEK-STIBOR	2.750	Annual	09/16/2031		3,400	1	(4)	(3)	2	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	500	(2)	(8)	(10)	0	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031		10,000	(92)	(336)	(428)	57	0
Receive	6-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/18/2031		3,100	87	22	109	0	(18)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		600	0	(24)	(24)	5	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		200	1	(6)	(5)	2	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/17/2035		600	4	(29)	(25)	5	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		500	8	(22)	(14)	5	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	1,600	6	(11)	(5)	0	0
Pay(5)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		4,400	0	(1)	(1)	0	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2026 (Unaudited)

Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	1,080	13	(9)	4	0	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/16/2028		13,200	(58)	(139)	(197)	26	0
Pay(5)	6-Month EUR-EURIBOR	2.170	Annual	12/15/2028		3,200	2	(17)	(15)	3	0
Receive(5)	6-Month EUR-EURIBOR	2.350	Annual	12/15/2028		3,200	(2)	17	15	0	(4)
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		100	0	(3)	(3)	0	0
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		900	0	(23)	(23)	3	0
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		2,500	3	(62)	(59)	13	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		4,980	(56)	(125)	(181)	41	0
Pay	6-Month EUR-EURIBOR	0.451	Annual	05/27/2050		150	(11)	(70)	(81)	1	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	0	65	65	0	(1)
Receive(5)	6-Month EUR-EURIBOR	2.825	Annual	09/19/2055		2,200	31	(40)	(9)	0	(1)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		200	4	1	5	0	(2)
Pay	6-Month NOK-NIBOR	3.750	Annual	03/18/2031	NOK	2,800	(8)	(3)	(11)	1	0
Pay(5)	6-Month NOK-NIBOR	4.500	Annual	09/16/2031		400	0	0	0	0	0
Pay	CAONREPO	3.925	Annual	06/19/2026	CAD	200	0	2	2	0	0
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030		1,000	(86)	46	(40)	1	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		400	6	(10)	(4)	0	(1)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		100	1	0	1	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		100	0	0	0	0	0
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		800	(1)	(6)	(7)	0	(2)
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		100	1	(2)	(1)	0	0
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		400	0	(8)	(8)	0	(1)
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		100	0	1	1	0	0
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		200	2	(6)	(4)	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		300	0	1	1	0	(1)
Receive	CAONREPO	3.250	Semi-Annual	12/18/2034		200	(5)	3	(2)	0	0
Pay	CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		$5,400	94	1	95	12	0

							$(454)	$(787)	$(1,241)	$252	$(106)

Total Swap Agreements							$(507)	$(789)	$(1,296)	$252	$(118)

Cash of $2,038 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)	Unsettled variation margin asset of $26 for closed futures is outstanding at period end.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		04/2026		CAD	3,212		$2,345		$36		$0
BOA		04/2026		BRL	3,660		701		0		(5)
		04/2026		CNH	83		12		0		0
		04/2026		COP	134,330		35		0		(2)
		04/2026		EUR	192		RON	983	1		0
		04/2026			445		$516		2		0
		04/2026		INR	1,075		12		0		0
		04/2026		KRW	14,582		10		0		0
		04/2026		PLN	37		10		0		0
		04/2026		RON	381		EUR	74	0		0
		04/2026			70		$16		0		0
		04/2026		SGD	93		73		0		0
		04/2026			$702		BRL	3,660	5		0
		04/2026			83		CZK	1,752	0		(1)
		04/2026			87		GBP	65	0		(1)
		04/2026			83		JPY	13,293	1		0
		04/2026		ZAR	916		$52		0		(2)
		05/2026		JPY	13,253		83		0		0
		05/2026			$34		CNY	238	0		0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2026 (Unaudited)

	06/2026	ILS	120		$39	1	0
	06/2026	MXN	599		33	0	0
	06/2026		$9	CNY	64	0	0
	07/2026		35		242	0	0
	10/2026	BRL	200		$37	0	0
BPS	04/2026		1,814		324	0	(26)
	04/2026	CNY	183		27	0	0
	04/2026	COP	157,071		41	0	(2)
	04/2026	ILS	120		39	1	0
	04/2026	INR	155,789		1,671	19	(2)
	04/2026	KRW	143,164		97	2	0
	04/2026	NZD	458		271	8	0
	04/2026	RON	58		14	0	0
	04/2026	SGD	49		38	0	0
	04/2026	THB	2,987		92	2	0
	04/2026	TWD	16,199		511	5	0
	04/2026		$80	AUD	113	0	(2)
	04/2026		343	BRL	1,814	7	0
	04/2026		51	CAD	71	0	0
	04/2026		26	CNY	183	0	0
	04/2026		106	GBP	79	0	(2)
	04/2026		156	IDR	2,639,626	0	0
	04/2026		29	ILS	90	0	0
	04/2026		530	INR	49,884	1	0
	04/2026		17	KRW	24,611	0	0
	04/2026		72	PLN	260	0	(2)
	04/2026		0	THB	1	0	0
	04/2026		1,248	TWD	39,926	0	(2)
	05/2026	ILS	90		$29	0	0
	05/2026	INR	6,737		71	0	0
	05/2026	TWD	1,547		48	0	0
	05/2026		$30	BRL	158	0	0
	05/2026		181	CNY	1,257	2	0
	05/2026		36	IDR	606,845	0	0
	05/2026		796	INR	75,367	4	0
	05/2026		38	SGD	49	0	0
	05/2026		6	THB	197	0	0
	06/2026	TWD	37,232		$1,163	5	0
	06/2026		$241	CNY	1,655	0	0
	06/2026		10	IDR	165,510	0	0
	07/2026	BRL	200		$37	0	(1)
	08/2026	CZK	451	EUR	19	0	0
	08/2026		$826	INR	78,567	0	(4)
	10/2026	BRL	1,000		$182	0	(3)
	01/2027		$511	TWD	16,049	0	(12)
BRC	04/2026	EUR	245	RON	1,252	1	0
	04/2026	HKD	201		$26	0	0
	04/2026	INR	23,513		247	0	(3)
	04/2026	RON	404	EUR	79	0	0
	04/2026	TRY	36,751		$811	0	(8)
	04/2026		$27	PLN	98	0	(1)
	04/2026		39	SEK	355	0	(2)
	04/2026		845	TRY	38,508	9	0
	04/2026	ZAR	5,357		$324	9	(2)
	05/2026	TRY	4,495		96	0	(1)
	05/2026	TWD	46,533		1,470	19	0
	07/2026	ZAR	1,384		78	0	(3)
	12/2026		477		27	0	0
	02/2027		$1,470	TWD	46,099	0	(37)
BSH	04/2026	BRL	2,700		$475	0	(46)
	04/2026		$521	BRL	2,700	0	0
	04/2026		3,621	GBP	2,720	0	(21)
	04/2026		893	JPY	142,513	5	0
	04/2026		328	NZD	569	0	(2)
	04/2026		88	PLN	318	0	(2)
	05/2026	GBP	2,720		$3,621	21	0
	05/2026	JPY	142,084		893	0	(5)
	05/2026	NZD	569		329	2	0
	10/2026	BRL	2,900		537	0	0
CBK	04/2026	AUD	33		23	1	0
	04/2026	CAD	73		53	1	0
	04/2026	CNH	312		45	0	0
	04/2026	COP	738,716		194	0	(7)
	04/2026	EUR	1,243		1,441	4	0
	04/2026	GBP	58		77	0	0
	04/2026	INR	48,763		526	10	0
	04/2026	JPY	10,300		66	1	0
	04/2026	KRW	111,285		75	1	0
	04/2026	NOK	115		12	0	0
	04/2026	SEK	150		16	0	0
	04/2026	THB	312		10	0	0
	04/2026		$15	CNH	103	0	0
	04/2026		25	CNY	172	0	0
	04/2026		231	COP	849,668	0	0
	04/2026		335	EUR	289	0	(1)
	04/2026		1,184	INR	109,386	0	(26)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2026 (Unaudited)

	04/2026		78	JPY	12,500	1	0
	04/2026		235	TWD	7,428	0	(3)
	05/2026	THB	4,559		$147	9	0
	05/2026		$107	CNY	740	1	0
	05/2026		35	INR	3,367	0	0
	05/2026		1,461	TWD	46,740	0	(4)
	06/2026	COP	1,129,000		$302	0	0
	06/2026	ILS	33		11	0	0
	06/2026	TWD	54,206		1,696	10	0
	06/2026		$179	CNY	1,235	0	0
	06/2026		10	IDR	168,441	0	0
	06/2026		220	MXN	3,945	0	(1)
	07/2026	COP	153,082		$40	0	(1)
	07/2026	PEN	453		131	2	0
	07/2026		$6	KZT	3,228	1	0
	08/2026	INR	64,153		$685	13	0
	08/2026		$2	KZT	950	0	0
	09/2026		30	MXN	535	0	0
	01/2027	PEN	2,433		$717	29	0
DUB	04/2026	CNH	33,883		4,945	26	0
	04/2026	EUR	149	RON	764	0	0
	04/2026	HKD	974		$125	0	0
	04/2026	ILS	241		78	1	0
	04/2026	INR	927		10	0	0
	04/2026	RON	1,729	EUR	338	0	(1)
	04/2026		$2,653	AUD	3,867	15	0
	04/2026		2,221	CNH	15,359	9	0
	04/2026		27	EGP	1,325	0	(3)
	04/2026		163	INR	15,138	0	(2)
	04/2026		564	SGD	720	0	(4)
	04/2026		36	THB	1,161	0	0
	05/2026	AUD	3,867		$2,652	0	(15)
	05/2026	CNH	15,322		2,221	0	(9)
	05/2026	SGD	718		564	4	0
	06/2026	COP	157,547		42	0	0
	06/2026	KZT	16,567		31	0	(3)
	06/2026	THB	1,159		36	0	0
	06/2026		$136	CNY	928	0	(1)
	07/2026	PEN	247		$73	2	0
	07/2026		$31	KZT	16,670	3	0
	07/2026	ZAR	1,016		$57	0	(2)
	08/2026	INR	13,452		143	2	0
	12/2026	ZAR	636		36	0	(1)
FAR	04/2026	AUD	1,325		939	25	0
	04/2026	CHF	93		120	4	0
	04/2026	GBP	2,822		3,814	78	0
	04/2026	JPY	52,594		337	5	0
	04/2026	RON	74	EUR	15	0	0
	04/2026		$77	CHF	62	0	0
	04/2026		1,112	JPY	177,442	6	0
	04/2026		30	PLN	109	0	(1)
	05/2026	CHF	61		$77	0	0
	05/2026	ILS	150		47	0	0
	05/2026	JPY	176,906		1,112	0	(6)
	06/2026	ILS	85		28	1	0
	09/2026		$24	MXN	429	0	(1)
	09/2026		61	PEN	204	0	(2)
GLM	04/2026	BRL	8,917		$1,616	0	(105)
	04/2026	COP	377		0	0	0
	04/2026	ILS	116		37	0	0
	04/2026	MXN	115		6	0	0
	04/2026	MYR	3,412		869	26	0
	04/2026	SGD	51		40	1	0
	04/2026		$1,698	BRL	8,917	24	0
	04/2026		12	CNH	82	0	0
	04/2026		4	IDR	70,047	0	0
	04/2026		18	THB	590	0	0
	06/2026	COP	289,211		$76	0	(1)
	06/2026	IDR	167,871		10	0	0
	06/2026	THB	589		18	0	0
	06/2026		$699	BRL	3,767	18	0
	06/2026		22	IDR	380,040	0	0
	06/2026		45	PEN	158	0	0
	07/2026	BRL	5,300		$984	0	(19)
	07/2026	COP	4,528		1	0	0
	08/2026	ZAR	4,490		252	0	(11)
IND	04/2026	EUR	10,547		12,453	263	0
	04/2026		$117	DKK	763	1	0
	05/2026	DKK	762		$117	0	(1)
JPM	04/2026	CNH	69		10	0	0
	04/2026	EUR	126	RON	642	0	0
	04/2026	HKD	1,137		$145	0	0
	04/2026	MXN	134		7	0	0
	04/2026	PLN	92		25	0	0
	04/2026	RON	606	EUR	119	0	0
	04/2026	SGD	611		$484	9	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2026 (Unaudited)

	04/2026	THB	5,013		159	6	0
	04/2026		$2,335	CNH	16,161	11	0
	04/2026		472	MXN	8,448	0	(1)
	04/2026		69	THB	2,166	0	(3)
	04/2026	ZAR	12,686		$760	11	0
	05/2026	AUD	24		16	0	0
	05/2026	CNH	16,121		2,335	0	(11)
	05/2026	EUR	24	RON	123	0	0
	05/2026	RON	122	EUR	24	0	0
	05/2026		$24	SGD	31	0	0
	06/2026	ILS	63		$20	0	0
	06/2026	MXN	1,307		73	0	0
	06/2026	THB	5,161		157	0	0
	06/2026	ZAR	700		40	0	(2)
	08/2026	CZK	1,147	EUR	47	1	0
MBC	04/2026	AUD	484		$335	1	0
	04/2026	DKK	764		121	3	0
	04/2026	EUR	7	RON	36	0	0
	04/2026		208		$241	1	0
	04/2026	GBP	61		82	1	0
	04/2026	JPY	65,042		417	8	0
	04/2026	KRW	1,422,540		971	25	0
	04/2026	SEK	240		26	0	0
	04/2026	SGD	23		18	0	0
	04/2026	THB	996		31	1	0
	04/2026		$39	CHF	31	0	(1)
	04/2026		63	COP	233,944	1	0
	04/2026		75	EUR	65	0	0
	04/2026		103	GBP	77	0	(1)
	04/2026		343	JPY	54,850	3	0
	04/2026		12	NOK	115	0	0
	04/2026		84	SGD	107	0	0
	05/2026	EUR	101		$116	0	(1)
	05/2026	GBP	31		41	0	0
	05/2026	JPY	63,684		400	0	(3)
	05/2026	NOK	115		12	0	0
	05/2026	THB	9,034		293	18	0
	05/2026		$2	EGP	102	0	0
	05/2026		63	EUR	55	1	0
	05/2026		18	SGD	23	0	0
	05/2026	ZAR	1,370		$79	0	(2)
	06/2026	MXN	78		4	0	0
	06/2026		$123	CNY	841	0	(1)
	07/2026	COP	239,358		$63	0	0
MYI	04/2026	BRL	233		45	0	0
	04/2026	PLN	146		41	2	0
	04/2026	TWD	42,490		1,346	20	0
	04/2026		$45	BRL	233	0	0
	04/2026		441	TWD	14,095	0	(2)
	06/2026	TWD	14,103		$441	3	0
	06/2026		$48	CNY	333	0	0
	07/2026		25	KZT	13,535	2	0
	01/2027		1,346	TWD	42,145	0	(36)
NGF	04/2026		45	TRY	2,045	1	0
	05/2026		19		891	0	0
SCX	04/2026	CNY	172		$25	0	0
	04/2026	COP	535,346		140	0	(6)
	04/2026	JPY	44,263		283	5	0
	04/2026	KRW	136,845		90	0	(1)
	04/2026	NZD	111		66	3	0
	04/2026	THB	86		3	0	0
	04/2026		$2,376	CAD	3,289	0	(11)
	04/2026		49	INR	4,495	0	(2)
	04/2026		90	KRW	136,862	1	0
	04/2026		20	PLN	73	0	(1)
	04/2026		24	TWD	777	0	0
	05/2026	CAD	3,285		$2,376	11	0
	05/2026		$94	CNY	649	1	0
	06/2026	COP	40,889		$11	0	0
	06/2026		$32	IDR	545,766	0	0
	07/2026	COP	177,872		$46	0	(1)
	07/2026		$38	CNY	262	0	0
SOG	04/2026	EUR	143		$165	0	0
	04/2026	JPY	228,143		1,466	29	0
	04/2026	RON	365	EUR	72	0	0
	04/2026		$386	CNH	2,637	0	(4)
	04/2026		14,118	EUR	12,232	22	(3)
	05/2026	EUR	12,130		$14,019	0	(22)
	05/2026		$1	CNY	5	0	0
	05/2026		165	EUR	143	0	0
	06/2026	ILS	66		$21	0	0
	06/2026	PEN	2,484		737	26	0
	07/2026		217		64	2	0
	07/2026		$18	EGP	911	0	(2)
SSB	04/2026	AUD	2,138		$1,521	46	0
	04/2026	JPY	268		2	0	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2026 (Unaudited)

08/2026	COP	383,137	100	0	(1)
UAG	04/2026	PLN	67	18	0	0
04/2026	$116	COP	432,563	1	0
04/2026	88	PLN	318	0	(2)
06/2026	COP	983,598	$261	0	(3)
06/2026	ILS	103	33	1	0
06/2026	MXN	100	6	0	0
06/2026	$133	MXN	2,313	0	(4)

Total Forward Foreign Currency Contracts	$1,043	$(560)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	142	$0	$0
Call - OTC USD versus HKD	7.800	08/24/2026	223	1	0
Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	118	1	0
Put - OTC USD versus KRW	1,400.000	07/13/2026	26	0	0
Call - OTC USD versus SGD	SGD	1.315	11/05/2026	148	1	1
BPS	Put - OTC EUR versus CZK	CZK	24.040	08/13/2026	82	0	0
GLM	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	34	0	0
MBC	Call - OTC USD versus HKD	7.800	08/14/2026	127	0	0
Call - OTC USD versus HKD	7.800	08/24/2026	66	0	0
Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	228	2	1
Put - OTC USD versus KRW	1,400.000	07/10/2026	229	2	1
MYI	Put - OTC EUR versus CZK	CZK	23.900	06/02/2026	140	1	0

Total Purchased Options	$8	$3

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	142	$0	$0
Call - OTC USD versus HKD	7.850	08/24/2026	223	0	0
Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	118	0	0
Put - OTC USD versus KRW	1,350.000	07/13/2026	26	0	0
Put - OTC USD versus SGD	SGD	1.237	11/05/2026	148	(1)	(1)
GLM	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	34	0	0
MBC	Call - OTC USD versus HKD	7.850	08/14/2026	127	0	0
Call - OTC USD versus HKD	7.850	08/24/2026	66	0	0
Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	228	(1)	0
Put - OTC USD versus KRW	1,350.000	07/10/2026	229	(1)	(1)

$(3)	$(2)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620%	04/20/2026	500	$(2)	$(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	500	(2)	(3)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/16/2026	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	100	0	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	100	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	100	0	0

$(5)	$(5)

Total Written Options	$(8)	$(7)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2029	0.272%	$100	$(3)	$0	$0	$(3)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2026 (Unaudited)

South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	0.324	400	(15)	3	0	(12)

$(18)	$3	$0	$(15)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—◆	$94	$0	$1	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	300	$63	$(3)	$60	$0
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	100	23	(3)	20	0
GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	100	20	0	20	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	100	22	(2)	20	0

$128	$(8)	$120	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/(Receivable)	Unrealized Appreciation/(Depreciation)	Asset	Liability

CBK	Floating rate equal to 1-Day USD-SOFR less 0.450% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032	$168	JPY	26,500	$0	$1	$1	$0
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.357% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	4,341	651,100	56	(1)	55	0
FAR	Floating rate equal to 1-Day USD-SOFR less 0.450% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032	442	69,900	1	0	1	0
GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.301% based on the notional amount of currency received	Floating rate equal to 1-Day GBP-SOFR based on the notional amount of currency delivered	Maturity	10/15/2045	797	GBP	599	(3)	(1)	0	(4)
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.315% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	2,335	JPY	362,000	2	(2)	0	0
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.425% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	1,769	260,000	2	0	2	0

$58	$(3)	$59	$(4)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2026 (Unaudited)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	3-Month CNY-CNREPOFIX(8)	1.500%	Quarterly	03/17/2032	CNY	12,420	$(16)	$2	$0	$(14)
BPS	Pay	3-Month CNY-CNREPOFIX(8)	1.500	Quarterly	03/17/2032	9,600	(12)	2	0	(10)

$(28)	$4	$0	$(24)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Receive	SIBCSORA Index	N/A	0.822	Semi-Annual	08/26/2026	SGD	10	$0	$0	$0	$0

Total Swap Agreements	$140	$(3)	$180	$(43)

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)	This instrument has a forward starting effective date.
(9)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2026 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$37	$0	$37
Australia
Corporate Bonds & Notes	0	824	0	824
Non-Agency Mortgage-Backed Securities	0	0	828	828
Sovereign Issues	0	2,122	0	2,122
Brazil
Sovereign Issues	0	1,770	0	1,770
Bulgaria
Sovereign Issues	0	219	0	219
Canada
Corporate Bonds & Notes	0	1,499	0	1,499
Sovereign Issues	0	2,083	0	2,083
Cayman Islands
Asset-Backed Securities	0	1,413	0	1,413
Corporate Bonds & Notes	0	202	0	202
Sovereign Issues	0	202	0	202
China
Sovereign Issues	0	3,284	0	3,284
Colombia
Sovereign Issues	0	897	0	897
Denmark
Corporate Bonds & Notes	0	102	0	102
Egypt
Sovereign Issues	0	79	0	79
France
Corporate Bonds & Notes	0	567	0	567
Sovereign Issues	0	3,325	0	3,325
Indonesia
Sovereign Issues	0	109	0	109
Ireland
Asset-Backed Securities	0	1,750	0	1,750
Israel
Sovereign Issues	0	942	0	942
Italy
Corporate Bonds & Notes	0	339	0	339
Sovereign Issues	0	1,774	0	1,774
Japan
Corporate Bonds & Notes	0	1,116	0	1,116
Sovereign Issues	0	2,889	0	2,889
Jersey, Channel Islands
Asset-Backed Securities	0	501	0	501
Kuwait
Sovereign Issues	0	390	0	390
Luxembourg
Common Stocks	0	0	209	209
Corporate Bonds & Notes	0	422	0	422
Sovereign Issues	0	403	0	403
Malaysia
Corporate Bonds & Notes	0	448	0	448
Sovereign Issues	0	853	0	853
Mexico
Sovereign Issues	0	115	0	115
New Zealand
Sovereign Issues	0	50	0	50
Norway
Sovereign Issues	0	67	0	67
Peru
Sovereign Issues	0	1,559	0	1,559
Poland
Sovereign Issues	0	303	0	303
Romania
Sovereign Issues	0	462	0	462
Saudi Arabia
Sovereign Issues	0	1,119	0	1,119
Serbia
Sovereign Issues	0	107	0	107
South Africa
Sovereign Issues	0	1,426	0	1,426
South Korea
Sovereign Issues	0	998	0	998
Spain
Sovereign Issues	0	2,343	0	2,343
Supranational
Sovereign Issues	0	560	0	560
Switzerland
Corporate Bonds & Notes	0	699	0	699
Thailand
Sovereign Issues	0	617	0	617
United Arab Emirates
Corporate Bonds & Notes	0	495	0	495
United Kingdom
Corporate Bonds & Notes	0	2,414	0	2,414
Non-Agency Mortgage-Backed Securities	0	283	0	283
Sovereign Issues	0	2,965	0	2,965

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2026 (Unaudited)

United States
Asset-Backed Securities	0	2,502	0	2,502
Corporate Bonds & Notes	0	5,285	0	5,285
Municipal Bonds & Notes	0	221	0	221
Non-Agency Mortgage-Backed Securities	0	6,874	0	6,874
U.S. Government Agencies	0	32,103	0	32,103
U.S. Treasury Obligations	0	9,621	0	9,621
Short-Term Instruments
Commercial Paper	0	250	0	250
Repurchase Agreements	0	493	0	493
Egypt Treasury Bills	0	1	0	1
Nigeria Treasury Bills	0	236	0	236
South Africa Treasury Bills	0	638	0	638
Turkey Treasury Bills	0	89	0	89

$0	$105,456	$1,037	$106,493
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$73	$0	$0	$73

Total Investments	$73	$105,456	$1,037	$106,566

Short Sales, at Value - Liabilities
France
Sovereign Issues	0	(481)	0	(481)
United States
U.S. Government Agencies	0	(9,872)	0	(9,872)

$0	$(10,353)	$0	$(10,353)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	74	280	0	354
Over the counter	0	1,225	1	1,226

$74	$1,505	$1	$1,580
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(119)	(119)	0	(238)
Over the counter	0	(610)	0	(610)

$(119)	$(729)	$0	$(848)

Total Financial Derivative Instruments	$(45)	$776	$1	$732

Totals	$28	$95,879	$1,038	$96,945

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2026:
Category and Subcategory	Beginning Balance at 12/31/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (2)

Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$801	$0	$0	$0	$0	$27	$0	$0	$828	$27
Luxembourg
Common Stocks	205	0	0	0	0	4	0	0	209	4

$1,006	$0	$0	$0	$0	$31	$0	$0	$1,037	$31
Financial Derivative Instruments - Assets
Over the counter	$2	$0	$0	$0	$0	$(1)	$0	$0	$1	$(1)

Totals	$1,008	$0	$0	$0	$0	$30	$0	$0	$1,038	$30

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$828	Recent Transaction	Purchase Price	100.000	—
Luxembourg
Common Stocks	209	Indicative Market Quotation	Broker Quote	$23.000	—
Financial Derivative Instruments - Assets
Over the counter	1	Indicative Market Quotation	Broker Quote	0.191	—

Total	$1,038

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2026 (Unaudited)

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$266	$6,807	$(7,000)	$0	$0	$73	$8	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Bank, N.A.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	NGF	Nomura Global Financial Products, Inc.
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
DUB	Deutsche Bank AG

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
BRL	Brazilian Real	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
CAD	Canadian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty
CHF	Swiss Franc	INR	Indian Rupee	RON	Romanian New Leu
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	SGD	Singapore Dollar
COP	Colombian Peso	KZT	Kazakhstani Tenge	THB	Thai Baht
CZK	Czech Koruna	MXN	Mexican Peso	TRY	Turkish New Lira
DKK	Danish Krone	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EGP	Egyptian Pound	NGN	Nigerian Naira	USD (or $)	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
Bobl	Bundesobligation, the German word for federal government bond	EUR003M	3 Month EUR Swap Rate	SOFRINDX	Secured Overnight Financing Rate Index
CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	SRFXON3	Swiss Overnight Rate Average (6PM)
CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate	THOR	Thai Overnight Baht Repurchase Rate
CPI	Consumer Price Index

Other Abbreviations:
ABS	Asset-Backed Security	KORIBOR	Korea Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	MIBOR	Mumbai Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	NIBOR	Norwegian Interbank Offered Rate	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	OAT	Obligations Assimilables du Trésor	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate

Schedule of Investments PIMCO Global Diversified Allocation Portfolio	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 95.1%
MUTUAL FUNDS (a) 90.3%
PIMCO Emerging Markets Bond Fund	511,205	4,529
PIMCO Global Advantage® Strategy Bond Fund	589,962	6,036
PIMCO Income Fund	699,645	7,542
PIMCO International Bond Fund (U.S. Dollar-Hedged)	466,811	4,519
PIMCO Investment Grade Credit Bond Fund	836,491	7,545
PIMCO RAE International Fund	767,020	7,632
PIMCO RAE PLUS EMG Fund	847,967	7,479
PIMCO RAE PLUS Small Fund	423,501	7,657
PIMCO Real Return Fund	726,017	7,500
PIMCO Short-Term Fund	2,328,875	22,520
PIMCO StocksPLUS® Fund	642,545	7,704
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	804,193	7,487
PIMCO StocksPLUS® International Fund (Unhedged)	1,143,591	15,061
PIMCO Total Return Fund IV	2,368,995	22,600

Total Mutual Funds (Cost $124,634)		135,811

SHORT-TERM INSTRUMENTS 4.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%
PIMCO Short-Term Floating NAV Portfolio III	752,551	7,329

Total Short-Term Instruments (Cost $7,325)		7,329

Total Investments in Affiliates (Cost $131,959)		143,140

Total Investments 95.1% (Cost $131,959)		$143,140
Financial Derivative Instruments (b) 0.8%(Cost or Premiums, net $673)		1,164
Other Assets and Liabilities, net 4.1%		6,139

Net Assets 100.0%		$150,443

Schedule of Investments PIMCO Global Diversified Allocation Portfolio (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDEXES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500	4,750.000	12/18/2026	16	$2	$114	$122
Put - CBOE S&P 500	5,425.000	12/18/2026	16	2	200	230
Put - CBOE S&P 500	6,100.000	12/18/2026	16	2	359	438

Total Purchased Options	$673	$790

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index June Futures	06/2026	41	$13,470	$(237)	$374	$0

Total Futures Contracts	$(237)	$374	$0

Cash of $1,149 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Mutual Funds	$135,811	$0	$0	$135,811
Short-Term Instruments
Central Funds Used for Cash Management Purposes	7,329	0	0	7,329

Total Investments	$143,140	$0	$0	$143,140

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$374	$790	$0	$1,164

Total Financial Derivative Instruments	$374	$790	$0	$1,164

Totals	$143,514	$790	$0	$144,304

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2026 the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio invests under normal circumstances in Acquired Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$4,903	$77	$(325)	$(14)	$(112)	$4,529	$80	$0
PIMCO Global Advantage® Strategy Bond Fund	6,534	69	(415)	6	(158)	6,036	67	0
PIMCO Income Fund	8,161	112	(577)	(34)	(120)	7,542	113	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	4,892	48	(299)	(8)	(114)	4,519	48	0
PIMCO Investment Grade Credit Bond Fund	8,151	98	(547)	(34)	(123)	7,545	99	0
PIMCO RAE International Fund	8,125	0	(1,362)	229	640	7,632	0	0
PIMCO RAE PLUS EMG Fund	8,115	229	(1,415)	387	163	7,479	51	0
PIMCO RAE PLUS Small Fund	8,073	116	(518)	15	(29)	7,657	55	0
PIMCO Real Return Fund	8,147	17	(635)	(19)	(10)	7,500	19	0
PIMCO Short-Term Floating NAV Portfolio III	7,154	17,278	(17,100)	5	(8)	7,329	78	0
PIMCO Short-Term Fund	24,496	243	(2,193)	(6)	(20)	22,520	245	0
PIMCO StocksPLUS® Fund	8,077	184	(101)	(5)	(451)	7,704	81	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	8,108	86	(703)	212	(216)	7,487	0	0

Notes to Financial Statements (Cont.)

PIMCO StocksPLUS® International Fund (Unhedged)	16,221	743	(1,517)	117	(503)	15,061	126	0
PIMCO Total Return Fund IV	24,442	246	(1,765)	(93)	(230)	22,600	243	0
Totals	$153,599	$19,546	$(29,472)	$758	$(1,291)	$143,140	$1,305	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)		(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange

Index/Spread Abbreviations:
S&P 500	Standard & Poor's 500 Index

Other Abbreviations:
TBA	To-Be-Announced

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 51.1% ¤
CORPORATE BONDS & NOTES 0.2%
BANKING & FINANCE 0.0%
Kaisa Group Holdings Ltd. 5.000% due 11/30/2027	$9	$1
Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 12/28/2028 (a)	67	1
Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 12/28/2029 (a)	113	0
Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 12/28/2030 (a)	136	0
Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 12/28/2031 (a)	205	1
Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK) 6.721% due 12/28/2027 (a)	46	0

		3

INDUSTRIALS 0.2%
Claritev Corp. (6.500% Cash and 0.750% PIK) 7.250% due 03/31/2031 (a)	913	593

Total Corporate Bonds & Notes (Cost $933)		596

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (d)	40	0
0.000% due 12/31/2027 (d)	50	0
0.000% due 12/31/2028 (d)	80	0
0.000% due 12/31/2029 (d)	80	0
0.000% due 12/31/2030 (d)	100	0
0.000% due 12/31/2031 (d)	100	0
0.000% due 12/31/2032 (d)	189	1

Total Convertible Bonds & Notes (Cost $34)		1

U.S. GOVERNMENT AGENCIES 17.1%
Federal Home Loan Mortgage Corp. REMICS
4.581% due 04/15/2049 - 12/15/2050 •	386	387
4.612% due 04/25/2055 •	1,011	1,018
Federal National Mortgage Association REMICS
4.481% due 01/25/2051 •	237	238
4.632% due 08/25/2054 •	43	44
Government National Mortgage Association REMICS
4.323% due 05/20/2074 •	91	91
4.433% due 02/20/2070 •	12	12
4.523% due 05/20/2074 •	172	174
4.573% due 09/20/2071 •	2,375	2,392
4.927% due 08/20/2068 •	472	475
Uniform Mortgage-Backed Security, TBA
3.000% due 06/01/2040	5,100	4,473
3.500% due 06/01/2056	4,000	3,659
4.500% due 05/01/2056	2,050	1,976
5.000% due 05/01/2056	20,790	20,480
5.500% due 05/01/2056	300	301
6.500% due 05/01/2056	11,200	11,578

Total U.S. Government Agencies (Cost $47,461)		47,298

U.S. TREASURY OBLIGATIONS 5.7%
U.S. Treasury Bonds
1.375% due 11/15/2040 (j)(l)	9,500	6,122
4.000% due 11/15/2042 (l)	990	896
4.000% due 11/15/2052 (j)(l)	740	636
4.625% due 02/15/2055 (l)	750	716
U.S. Treasury Inflation Protected Securities (f)
1.500% due 02/15/2053 (l)	875	672
1.750% due 01/15/2034 (j)(l)	1,481	1,475
2.125% due 04/15/2029 (j)(l)	3,575	3,671
U.S. Treasury Notes
4.625% due 02/15/2035 (l)	1,470	1,509

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2026 (Unaudited)

Total U.S. Treasury Obligations (Cost $19,171)		15,697

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.6%
Alliance Bancorp Trust 4.273% due 07/25/2037 •	231	208
Bear Stearns ARM Trust
4.203% due 07/25/2036 ~	51	44
4.335% due 02/25/2036 ~	12	11
CHL Mortgage Pass-Through Trust 6.000% due 04/25/2036	208	99
Countrywide Alternative Loan Trust
4.093% due 07/25/2035 •	302	223
4.113% due 09/25/2047 •	77	72
Impac CMB Trust
4.413% due 04/25/2035 •	50	49
4.438% due 04/25/2035 •	64	63
RALI Trust
4.153% due 06/25/2046 •	223	45
6.000% due 12/25/2036	57	47
Residential Asset Securitization Trust 4.193% due 05/25/2035 •	310	178
Towd Point Mortgage Trust 4.057% due 04/25/2055 ~	5,000	4,882
WaMu Mortgage Pass-Through Certificates Trust 4.453% due 01/25/2045 •	1,230	1,261

Total Non-Agency Mortgage-Backed Securities (Cost $7,400)		7,182

ASSET-BACKED SECURITIES 6.2%
AUTOMOBILE SEQUENTIAL 0.6%
CarMax Auto Owner Trust
4.750% due 10/15/2027	26	26
5.340% due 08/16/2027	67	67
Carvana Auto Receivables Trust
4.850% due 06/12/2028	710	713
5.330% due 07/10/2029	132	133
Flagship Credit Auto Trust 5.640% due 03/15/2028	26	26
Ford Credit Auto Owner Trust 4.650% due 02/15/2028	92	92
OneMain Direct Auto Receivables Trust 5.410% due 11/14/2029	302	304
Oscar U.S. Funding XV LLC 5.810% due 12/10/2027	151	151
SCCU Auto Receivables Trust 5.700% due 10/16/2028	81	81

		1,593

HOME EQUITY OTHER 2.5%
Aames Mortgage Investment Trust 4.273% due 04/25/2036 •	67	64
ACE Securities Corp. Home Equity Loan Trust
4.273% due 06/25/2036 •	133	99
4.693% due 08/25/2035 •	87	88
Argent Mortgage Loan Trust 4.273% due 05/25/2035 •	355	328
Argent Securities Trust 4.093% due 07/25/2036 •	274	251
Asset-Backed Securities Corp. Home Equity Loan Trust 2.880% due 03/25/2036 •	1,140	1,129
Countrywide Asset-Backed Certificates 4.293% due 03/25/2037 •	200	199
Countrywide Asset-Backed Certificates Trust 4.073% due 05/25/2035 •	154	150
First NLC Trust 4.573% due 02/25/2036 •	141	140
Fremont Home Loan Trust
4.063% due 10/25/2036 •	517	480
4.093% due 10/25/2036 •	1,819	718
GSAMP Trust 4.493% due 05/25/2046 •	2,216	2,134
Long Beach Mortgage Loan Trust 4.393% due 01/25/2036 •	921	845
Popular ABS Mortgage Pass-Through Trust 4.288% due 07/25/2036 •	85	81
Structured Asset Securities Corp. Mortgage Loan Trust
4.363% due 10/25/2036 •	46	46

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2026 (Unaudited)

4.588% due 02/25/2036 •		100	99

			6,851

HOME EQUITY SEQUENTIAL 1.6%
JP Morgan Mortgage Acquisition Trust 4.366% due 11/25/2036 þ		4,677	4,606

MANUFACTURING HOUSE ABS OTHER 0.2%
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		484	462

WHOLE LOAN COLLATERAL 0.6%
Citigroup Mortgage Loan Trust, Inc. 4.228% due 11/25/2036 •		32	32
First Franklin Mortgage Loan Trust 4.498% due 11/25/2036 •		917	901
IndyMac INDB Mortgage Loan Trust 3.933% due 07/25/2036 •		773	241
Lehman XS Trust
4.113% due 05/25/2036 •		364	325
4.743% due 06/25/2036 þ		305	298

			1,797

OTHER ABS 0.7%
522 Funding CLO Ltd. 4.969% due 10/20/2031 •		7	7
Gallatin CLO VIII Ltd. 5.024% due 07/15/2031 •		186	186
Navient Private Education Refi Loan Trust
2.600% due 08/15/2068		452	438
5.387% due 11/15/2068 •		126	127
OZLM XXIV Ltd. 5.089% due 07/20/2032 •		103	103
SMB Private Education Loan Trust
1.290% due 07/15/2053		188	179
5.472% due 10/16/2056 •		478	488
Sound Point CLO IX Ltd. 5.139% due 07/20/2032 •		303	303
TCI-Symphony CLO Ltd. 4.933% due 10/13/2032 •		117	117

			1,948

Total Asset-Backed Securities (Cost $17,484)			17,257

SOVEREIGN ISSUES 15.5%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (d)	BRL	25,100	4,693
0.000% due 10/01/2026 (d)		40,800	7,379
Canada Government Bonds 3.250% due 09/01/2028	CAD	7,100	5,148
Colombia TES
2.250% due 04/18/2029 (f)	COP	243,162	57
3.000% due 03/25/2033 (f)		40,527	9
5.750% due 11/03/2027		8,095,000	1,959
6.500% due 01/22/2031 (f)		494,836	129
11.000% due 08/22/2029		13,011,600	3,281
11.500% due 07/25/2046		250,000	60
11.750% due 01/24/2035		3,481,600	863
12.750% due 11/28/2040		13,792,400	3,656
13.250% due 02/09/2033		2,766,000	742
Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	520,000	2,542
2.800% due 06/20/2055		270,000	1,442
Mexico Bonos 8.500% due 03/01/2029	MXN	45,000	2,518
Peru Government Bonds 7.300% due 08/12/2033	PEN	5,800	1,826
Peru Government International Bonds 5.400% due 08/12/2034		4,000	1,092

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2026 (Unaudited)

Republic of South Africa Government Bonds 8.875% due 02/28/2035	ZAR	93,000	5,401

Total Sovereign Issues (Cost $43,536)			42,797

		SHARES
COMMON STOCKS 2.5%
COMMUNICATION SERVICES 0.3%
Warner Bros Discovery, Inc. (b)		27,400	753

CONSUMER DISCRETIONARY 0.1%
Udemy, Inc. (b)		32,000	148

CONSUMER STAPLES 0.3%
Calavo Growers, Inc.		4,100	106
Kenvue, Inc.		47,600	820

			926

FINANCIALS 0.2%
Brighthouse Financial, Inc. (b)		5,700	341
Heritage Commerce Corp.		7,900	99
Laurentian Bank of Canada		4,131	120

			560

HEALTH CARE 0.1%
Amicus Therapeutics, Inc. (b)		28,100	406

INDUSTRIALS 0.7%
CSG Systems International, Inc.		4,500	360
Norfolk Southern Corp.		2,145	615
Qube Holdings Ltd.		98,691	333
Sun Country Airlines Holdings, Inc. (b)		12,700	210
UniFirst Corp.		1,200	302

			1,820

INFORMATION TECHNOLOGY 0.4%
Qorvo, Inc. (b)		6,600	511
SEMrush Holdings, Inc. Class A (b)(h)		16,800	200
Silicon Laboratories, Inc. (b)		2,300	479

			1,190

MATERIALS 0.1%
Allied Gold Corp. (b)		8,254	256

REAL ESTATE 0.0%
Kaisa Group Holdings Ltd. (b)		595,480	7

UTILITIES 0.3%
AES Corp.		54,000	761

Total Common Stocks (Cost $7,022)			6,827

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.3%
TURKEY TREASURY BILLS 0.0%
38.754% due 04/07/2026 (d)(e)	TRY	1,000	22

U.S. TREASURY BILLS 1.3%
3.702% due 04/14/2026 - 07/28/2026 (c)(d)(l)		$3,562	3,534

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2026 (Unaudited)

Total Short-Term Instruments (Cost $3,557)		3,557

Total Investments in Securities (Cost $146,598)		141,212

	SHARES
INVESTMENTS IN AFFILIATES 65.6%
MUTUAL FUNDS (g) 42.8%
PIMCO Income Fund	2,726,906	29,396
PIMCO Total Return Fund	10,153,148	88,739

Total Mutual Funds (Cost $116,236)		118,135

SHORT-TERM INSTRUMENTS 22.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.8%
PIMCO Short Asset Portfolio	4,706,278	46,191
PIMCO Short-Term Floating NAV Portfolio III	1,737,815	16,925

Total Short-Term Instruments (Cost $62,534)		63,116

Total Investments in Affiliates (Cost $178,770)		181,251

Total Investments 116.7% (Cost $325,368)		$322,463
Financial Derivative Instruments (i)(k) 2.1%(Cost or Premiums, net $4,506)		5,824
Other Assets and Liabilities, net (18.8)%		(51,964)

Net Assets 100.0%		$276,323

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2026 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (5.5)%
Uniform Mortgage-Backed Security, TBA	2.000%	04/01/2041	3,500	$(3,248)	$(3,220)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2056	13,800	(11,055)	(11,113)
Uniform Mortgage-Backed Security, TBA	6.000	06/01/2056	900	(913)	(916)

Total Short Sales (5.5)%	$(15,216)	$(15,249)

(h)

Securities with an aggregate market value of $7 have been pledged as collateral as of March 31, 2026 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(6)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR December Futures	12/2026	50	$14,041	$(56)	$0	$0
Arabica Coffee September Futures	09/2026	1	104	0	0	0
Brent Crude December Futures	10/2026	3	239	11	0	(13)
Canada Government 5-Year Bond June Futures	06/2026	15	1,224	(17)	3	0
Cocoa July Futures	07/2026	4	135	3	5	0
Euro-BTP Future June Futures	06/2026	38	5,107	(218)	62	0
Gas Oil September Futures	09/2026	3	279	91	0	(5)
Live Cattle June Futures	06/2026	6	584	18	7	0
LME Aluminum July Futures	07/2026	7	604	16	16	0
LME Aluminum May Futures	05/2026	8	701	59	0	0
LME Lead Futures May Futures	05/2026	12	565	(9)	0	0
LME Nickel May Futures	05/2026	2	204	(3)	0	0
LME Zinc July Futures	07/2026	8	647	0	5	(4)
LME Zinc May Futures	05/2026	7	567	(9)	0	0
Long Guilt June Futures	06/2026	56	6,507	(372)	49	0
Natural Gas May Futures	04/2026	3	87	(1)	0	(1)
New York Harbor September Futures	08/2026	2	266	78	0	(9)
RBOB Gasoline September Futures	08/2026	4	445	108	0	(15)
Silver July Futures	07/2026	1	377	9	10	0
Soybean July Futures	07/2026	8	474	(1)	4	0
Soybean Meal December Futures	12/2026	9	280	0	2	0
Soybean Meal July Futures	07/2026	28	880	(4)	4	0
Soybean Meal May Futures	05/2026	3	95	5	0	0
Soybean November Futures	11/2026	12	695	14	8	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2026 (Unaudited)

Soybean Oil July December Futures	12/2026	6	235	14	1	0
U.S. Treasury 10-Year Note June Futures	06/2026	107	11,882	(243)	25	0
U.S. Treasury Long-Term Bond June Futures	06/2026	47	5,352	(175)	18	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	2	233	(7)	0	0
WTI Crude September Futures	08/2026	3	234	41	0	(14)

$(648)	$219	$(61)

SHORT FUTURES CONTRACTS
Variation Margin(6)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond June Futures	06/2026	72	$(5,149)	$20	$0	$(23)
Australia Government 10-Year Bond June Futures	06/2026	142	(10,557)	72	0	(99)
Canada Government 10-Year Bond June Futures	06/2026	6	(518)	10	0	(2)
Cocoa September Futures	09/2026	3	(103)	(3)	0	(4)
Corn July Futures	07/2026	40	(937)	(6)	0	(2)
Corn September Futures	09/2026	25	(588)	(27)	0	0
Cotton No. 2 December Futures	12/2026	15	(558)	(39)	2	0
Cotton No. 2 July Futures	07/2026	5	(180)	(7)	1	0
Euro-Bobl June Futures	06/2026	82	(10,940)	205	0	(44)
Euro-Bund June Futures	06/2026	9	(1,304)	33	0	(9)
Euro-Buxl 30-Year Bond June Futures	06/2026	15	(1,912)	23	0	(35)
Euro-Oat June Futures	06/2026	72	(9,878)	313	0	(92)
Euro-Schatz June Futures	06/2026	22	(2,689)	24	0	(4)
Hard Red Winter Wheat July Futures	07/2026	6	(195)	(8)	0	(2)
Hard Red Winter Wheat September Futures	09/2026	3	(99)	(8)	0	(1)
Iron Ore July Futures	07/2026	4	(42)	1	0	0
Iron Ore May Futures	05/2026	5	(53)	(4)	1	0
Japan Government 10-Year Bond June Futures	06/2026	26	(21,348)	247	5	(46)
Lean Hogs June Futures	06/2026	8	(336)	11	3	0
LME Aluminum May Futures	05/2026	8	(701)	(43)	0	0
LME Lead Futures July Futures	07/2026	8	(382)	7	7	0
LME Lead Futures May Futures	05/2026	12	(565)	47	0	0
LME Nickel July Futures	07/2026	1	(103)	3	3	0
LME Nickel May Futures	05/2026	2	(204)	8	0	0
LME Zinc July Futures	07/2026	1	(81)	0	0	0
LME Zinc May Futures	05/2026	7	(567)	2	0	0
Natural Gas July Futures	06/2026	17	(550)	28	10	0
Natural Gas September Futures	08/2026	6	(197)	9	4	0
Soybean Oil July Futures	07/2026	2	(83)	(5)	0	(1)
Sugar No. 11 October Futures	09/2026	31	(557)	(68)	4	0
U.S. Treasury 2-Year Note June Futures	06/2026	22	(4,564)	32	0	(2)
U.S. Treasury 5-Year Note June Futures	06/2026	225	(24,340)	353	0	(32)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	40	(4,541)	104	0	(12)
Wheat July Futures	07/2026	12	(376)	(13)	0	(4)
Wheat September Futures	09/2026	4	(128)	(8)	0	(1)
White Sugar August Futures	07/2026	1	(23)	(2)	0	0

$1,311	$40	$(415)

Total Futures Contracts	$663	$259	$(476)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)
Variation Margin(6)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-45 10-Year Index	(1.000)%	Quarterly	12/20/2035	$1,700	$(13)	$10	$(3)	$0	$(6)
CDX.IG-46 10-Year Index	(1.000)	Quarterly	06/20/2036	3,500	5	(6)	(1)	0	(12)
CDX.iTraxx Crossover 44 5-Year Index	(5.000)	Quarterly	12/20/2030	EUR	80	(10)	3	(7)	0	0

$(18)	$7	$(11)	$0	$(18)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Variation Margin(6)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.iTraxx Crossover 44 5-Year Index	1.000%	Quarterly	12/20/2030	EUR	270	$7	$(2)	$5	$0	$0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2026 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	09/16/2028	GBP	5,660	$(81)	$(31)	$(112)	$12	$0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2031		3,800	(112)	(55)	(167)	12	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		5,650	190	106	296	1	(22)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/16/2056		1,730	115	4	119	0	(8)
Pay(5)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/16/2031	INR	454,370	(65)	(41)	(106)	8	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	09/18/2026	JPY	1,360,000	28	2	30	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2027		1,182,800	(14)	26	12	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	09/17/2027		220,000	10	(2)	8	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/17/2027		110,000	3	0	3	0	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	06/17/2028		1,880,100	(6)	(2)	(8)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	09/18/2029		140,000	(30)	0	(30)	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2030		279,700	46	(4)	42	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/17/2030		840,000	(150)	2	(148)	9	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	12/17/2030		214,500	(6)	(21)	(27)	3	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.750	Annual	06/17/2031		522,300	11	(1)	10	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032		890,000	(180)	12	(168)	13	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	12/17/2032		282,600	(28)	(41)	(69)	5	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		799,700	(340)	9	(331)	16	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		450,000	(201)	0	(201)	9	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/17/2035		130,000	(42)	(2)	(44)	3	0
Pay(5)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/17/2036		206,300	(25)	1	(24)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2045		60,000	(42)	3	(39)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	09/17/2045		50,000	(36)	1	(35)	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		160,000	488	(17)	471	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		95,500	126	(10)	116	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		461,500	222	74	296	0	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	2.750	Annual	06/17/2056		45,400	18	0	18	0	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2026 (Unaudited)

Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	1.750	Semi-Annual	09/16/2031	SGD	4,480	35	31	66	0	(18)
Receive(5)	1-Day THB-THOR Compounded-OIS	1.500	Quarterly	09/16/2031	THB	82,060	25	15	40	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2027		$33,200	(81)	187	106	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2027		37,200	119	(238)	(119)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2028		5,900	(26)	40	14	0	(3)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/17/2028		12,500	127	14	141	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		19,100	229	(279)	(50)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030		12,200	57	73	130	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		18,200	260	(148)	112	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		1,700	(27)	17	(10)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		8,700	(38)	86	48	0	(9)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/17/2031		7,500	84	43	127	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		24,800	330	(276)	54	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		1,200	(1)	14	13	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		1,957	5	14	19	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		17,800	(51)	211	160	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		100	(4)	3	(1)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		4,600	17	32	49	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	11/15/2053		1,100	23	11	34	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.085	Annual	11/15/2053		3,048	5	35	40	10	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.427	Annual	03/20/2055		6,500	46	112	158	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		4,400	197	102	299	16	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		200	(12)	(1)	(13)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		150	(2)	5	3	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		500	(6)	(6)	(12)	0	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2029	BRL	12,030	(54)	(52)	(106)	14	0
Pay	1-Year BRL-CDI	13.200	Maturity	01/02/2029		10,300	0	(21)	(21)	12	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		9,000	0	(27)	(27)	11	0
Pay	1-Year BRL-CDI	14.880	Maturity	01/02/2029		8,400	0	38	38	10	0
Receive(5)	3-Month CNY-CNREPOFIX	1.500	Quarterly	09/16/2031	CNY	960	1	0	1	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.610	Quarterly	08/22/2029	COP	8,776,600	(8)	225	217	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	8.620	Quarterly	01/23/2030		12,958,000	(12)	355	343	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	9.630	Quarterly	12/17/2030		20,120,000	93	284	377	0	(14)
Pay(5)	3-Month KRW-KORIBOR	3.500	Quarterly	09/16/2031	KRW	15,337,500	(60)	(100)	(160)	0	(2)
Receive(5)	3-Month MYR-KLIBOR	3.500	Quarterly	09/16/2031	MYR	16,560	14	0	14	5	0
Pay	3-Month ZAR-JIBAR	8.750	Quarterly	03/20/2029	ZAR	50,500	95	11	106	14	0
Receive	3-Month ZAR-JIBAR	8.649	Quarterly	04/03/2029		179,100	(620)	231	(389)	0	(48)
Pay	6-Month AUD-BBR-BBSW	2.000	Semi-Annual	10/07/2027	AUD	9,300	(300)	(29)	(329)	13	0
Pay	6-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/18/2031		4,000	(20)	(121)	(141)	23	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		13,000	101	(399)	(298)	102	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		2,100	26	(81)	(55)	18	0
Pay	6-Month CLP-CHILIBOR	4.000	Semi-Annual	09/17/2030		3,800	26	(119)	(93)	20	0
Receive	6-Month CLP-CHILIBOR	5.365	Semi-Annual	01/23/2030	CLP	126,100	(3)	1	(2)	0	0
Receive	6-Month CLP-CHILIBOR	3.920	Annual	04/21/2030	ILS	25,200	4	(264)	(260)	0	(28)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2026 (Unaudited)

Pay	6-Month CZK-PRIBOR	3.534	Annual	03/21/2029	CZK	134,800	(15)	(117)	(132)	9	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/16/2028	EUR	37,600	(320)	(242)	(562)	78	0
Pay	6-Month EUR-EURIBOR	0.081	Annual	02/15/2031	10,400	(1,067)	(478)	(1,545)	42	0
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031	5,000	146	(28)	118	0	(25)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036	10,900	(140)	(257)	(397)	100	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056	3,430	67	19	86	0	(37)
Receive	6-Month HUF-BBR	6.200	Annual	03/20/2029	HUF	1,039,000	(13)	93	80	0	(12)
Receive	6-Month PLN-WIBOR	5.020	Annual	03/21/2029	PLN	24,600	(60)	(45)	(105)	0	(7)
Pay	28-Day MXN-TIIE	8.835	Lunar	03/13/2029	MXN	24,000	(8)	35	27	4	0
Receive	28-Day MXN-TIIE	9.050	Lunar	12/12/2029	57,500	(175)	60	(115)	0	(11)
Pay	BCPMXWO Index	143.959	Monthly	10/07/2026	$164,052	0	(298)	(298)	0	0
Receive	CAONREPO	3.500	Semi-Annual	12/18/2026	CAD	4,300	(50)	16	(34)	0	(1)
Receive	CAONREPO	2.750	Semi-Annual	09/17/2027	1,100	(3)	2	(1)	0	(1)
Receive	CAONREPO	3.000	Semi-Annual	06/18/2030	11,900	(185)	121	(64)	0	(17)
Receive	CAONREPO	2.750	Semi-Annual	09/17/2030	1,300	1	4	5	0	(2)
Pay	CAONREPO	2.500	Semi-Annual	12/17/2030	6,200	(4)	(69)	(73)	9	0
Receive	CAONREPO	2.750	Semi-Annual	03/19/2035	3,600	101	(19)	82	0	(7)
Pay	CAONREPO	3.000	Semi-Annual	09/17/2035	5,100	(44)	(11)	(55)	10	0
Receive	CAONREPO	3.250	Semi-Annual	06/18/2055	200	(6)	13	7	0	0

$(1,282)	$(1,159)	$(2,441)	$702	$(366)

Total Swap Agreements	$(1,293)	$(1,154)	$(2,447)	$702	$(384)

(j)	Securities with an aggregate market value of $1,746 and cash of $3,580 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(6)	Unsettled variation margin asset of $22 and liability of $(10) for closed futures and unsettled variation margin asset of $5 for closed swap agreements is outstanding at period end.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2026	CAD	6,266	$4,574	$70	$0
BOA	04/2026	BRL	1,600	306	0	(3)
04/2026	CAD	489	358	7	0
04/2026	CNH	662	96	0	0
04/2026	COP	247,028	67	0	(1)
04/2026	CZK	2,798	131	0	(1)
04/2026	EUR	2,293	2,671	21	0
04/2026	GBP	89	120	2	0
04/2026	IDR	676,787	40	0	0
04/2026	INR	6,252	67	1	0
04/2026	KRW	117,777	80	2	0
04/2026	PHP	1,199	20	0	0
04/2026	PLN	907	249	5	0
04/2026	THB	7,242	232	12	0
04/2026	$305	BRL	1,600	4	0
04/2026	30	CNH	207	0	0
04/2026	224	COP	836,592	2	0
04/2026	307	INR	28,046	0	(10)
04/2026	40	MXN	729	1	0
04/2026	179	PEN	624	1	0
04/2026	239	PLN	881	0	(1)
05/2026	1,720	CNY	11,948	15	0
06/2026	ILS	1,872	$606	9	0
06/2026	MXN	3,699	206	1	0
06/2026	$25	BRL	132	0	0
06/2026	66	COP	247,028	1	0
06/2026	32	ILS	101	0	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2026 (Unaudited)

	07/2026	PEN	627		$179	0	(1)
	09/2026	COP	576,175		146	0	(5)
	10/2026	BRL	1,700		311	0	(4)
BPS	04/2026		24,507		4,526	0	(205)
	04/2026	CNH	2,965		431	0	0
	04/2026	COP	275,018		74	0	(1)
	04/2026	ILS	1,748		566	10	0
	04/2026	INR	2,778		29	0	0
	04/2026	KRW	182,152		121	0	0
	04/2026	PEN	308		89	1	0
	04/2026	THB	23,399		724	14	0
	04/2026		$4,673	BRL	24,507	58	0
	04/2026		173	COP	643,960	1	0
	04/2026		382	GBP	288	0	(1)
	04/2026		1,149	IDR	19,445,056	0	(4)
	04/2026		481	ILS	1,501	1	(4)
	04/2026		19	INR	1,829	0	0
	04/2026		246	KRW	360,196	0	(8)
	04/2026		857	PHP	50,881	0	(17)
	04/2026		313	PLN	1,127	0	(9)
	04/2026		496	SEK	4,585	0	(12)
	04/2026		170	THB	5,593	0	(1)
	04/2026		1,589	TWD	50,737	0	(5)
	05/2026	ILS	446		$141	0	(1)
	05/2026	INR	48,624		514	0	(2)
	05/2026	TWD	11,214		348	0	(2)
	05/2026		$200	BRL	1,050	1	0
	05/2026		261	IDR	4,450,301	1	0
	05/2026		54	THB	1,773	0	0
	06/2026	TWD	6,351		$198	0	0
	06/2026		$689	BRL	3,664	9	0
	06/2026		73	COP	275,018	1	0
	06/2026		115	IDR	1,932,265	0	(1)
	07/2026	BRL	5,998		$1,116	0	(19)
	07/2026		$1,446	BRL	7,770	23	0
	10/2026	BRL	11,300		$2,061	0	(30)
BRC	04/2026	HKD	186		24	0	0
	04/2026	IDR	335,576		20	0	0
	04/2026	INR	1,826		19	0	0
	04/2026	MYR	316		80	2	0
	04/2026	NOK	163		17	0	0
	04/2026	SEK	3,701		408	17	0
	04/2026	TRY	65,374		1,448	0	(10)
	04/2026		$20	IDR	335,576	0	0
	04/2026		20	INR	1,826	0	(1)
	04/2026		217	MYR	859	0	(5)
	04/2026		16	PLN	59	0	(1)
	04/2026		2,072	TRY	94,605	46	0
	04/2026	ZAR	20,974		$1,282	44	0
	05/2026	TRY	14,083		302	0	(2)
	06/2026	IDR	2,364,086		140	1	0
	06/2026	ILS	39		13	0	0
	07/2026	COP	12,240,795		3,224	0	(24)
BSH	04/2026	BRL	23,000		4,133	0	(307)
	04/2026		$4,429	BRL	23,000	12	0
	04/2026		157	JPY	25,030	1	0
	04/2026		1,397	NZD	2,420	0	(6)
	04/2026		646	PLN	2,337	0	(17)
	05/2026	JPY	24,954		$157	0	(1)
	05/2026	NZD	2,420		1,399	7	0
	06/2026	COP	16,620,697		4,443	0	(8)
	10/2026	BRL	24,600		4,541	0	(12)
CBK	04/2026	AUD	382		271	7	0
	04/2026	BRL	317		60	0	(1)
	04/2026	CLP	27,172		30	1	0
	04/2026	CNH	241		35	0	0
	04/2026	COP	2,056,743		540	0	(19)
	04/2026	CZK	3,204		151	0	0
	04/2026	EUR	193		223	0	0
	04/2026	GBP	117		155	1	0
	04/2026	IDR	504,408		30	0	0
	04/2026	INR	51,419		550	7	0
	04/2026	JPY	160,500		1,018	7	0
	04/2026	NOK	970		100	0	0
	04/2026	PEN	2,369		685	5	0
	04/2026	PHP	10,164		168	1	0
	04/2026	PLN	645		180	6	0
	04/2026	SEK	565		61	1	0
	04/2026	THB	15		0	0	0
	04/2026	TWD	1,249		39	0	0
	04/2026		$1,257	AUD	1,792	0	(20)
	04/2026		61	BRL	317	0	0
	04/2026		517	CAD	711	0	(6)
	04/2026		105	CNH	722	0	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2026 (Unaudited)

	04/2026		182	COP	676,168	1	0
	04/2026		1,823	GBP	1,366	0	(15)
	04/2026		35	HUF	12,077	1	0
	04/2026		20	IDR	334,784	0	0
	04/2026		3,984	INR	364,504	1	(132)
	04/2026		319	JPY	50,100	0	(4)
	04/2026		29	KRW	42,930	0	(1)
	04/2026		178	PEN	618	0	(1)
	04/2026		20	THB	644	0	(1)
	04/2026		21	TWD	678	0	0
	05/2026	PEN	2,121		$598	0	(10)
	05/2026	THB	8,905		288	17	0
	06/2026	COP	7,538,482		1,996	0	(22)
	06/2026	ILS	272		88	2	0
	06/2026	TWD	10,706		334	0	0
	06/2026		$100	IDR	1,683,159	0	(1)
	06/2026		115	ILS	354	0	(2)
	06/2026		168	PHP	10,205	0	(1)
	07/2026		156	PEN	528	0	(6)
	09/2026	CLP	888,808		$1,018	58	0
	09/2026	COP	304,277		77	0	(3)
	09/2026		$148	MXN	2,645	0	(2)
	01/2027	PEN	1,141		$337	14	0
CIB	04/2026	DKK	6,875		1,066	3	0
DUB	04/2026	AUD	390		268	0	(2)
	04/2026	CNH	15,697		2,291	12	0
	04/2026	CZK	1,844		87	1	0
	04/2026	HKD	902		115	0	0
	04/2026	ILS	3,527		1,139	17	0
	04/2026	INR	21,414		228	2	0
	04/2026	PEN	152		44	1	0
	04/2026		$1,192	CNH	8,246	5	0
	04/2026		163	HUF	54,888	2	0
	04/2026		326	INR	30,495	1	(4)
	04/2026		4,266	SGD	5,449	0	(28)
	04/2026		227	THB	7,429	0	(2)
	04/2026		19	TWD	598	0	0
	05/2026	CNH	8,226		$1,192	0	(5)
	05/2026	SGD	5,437		4,266	27	0
	05/2026		$267	AUD	390	2	0
	06/2026	COP	2,290,633		$615	1	0
	06/2026	IDR	7,470,463		439	0	0
	06/2026	ILS	328		106	1	0
	06/2026	THB	7,414		227	1	0
	06/2026	TWD	44,364		1,394	13	0
FAR	04/2026	AUD	782		554	15	0
	04/2026	CHF	2,946		3,817	133	0
	04/2026	GBP	1,154		1,552	24	0
	04/2026	JPY	4,758		30	0	0
	04/2026	MYR	894		227	6	0
	04/2026	SGD	543		425	2	0
	04/2026		$1,969	CHF	1,569	0	(7)
	04/2026		195	JPY	31,164	1	0
	04/2026		455	MYR	1,788	0	(13)
	04/2026		219	PEN	762	0	0
	04/2026		18	PLN	65	0	(1)
	04/2026		146	SEK	1,380	0	0
	04/2026		336	THB	11,056	0	0
	05/2026	CHF	1,563		$1,969	7	0
	05/2026	ILS	742		235	0	(2)
	05/2026	JPY	31,070		195	0	(1)
	05/2026	SEK	1,378		146	0	0
	05/2026		$950	GBP	709	0	(12)
	05/2026		425	SGD	542	0	(2)
	06/2026	ILS	1,333		$432	8	0
	06/2026	MXN	22,450		1,291	46	0
	06/2026		$145	MXN	2,535	0	(5)
	06/2026		273	PEN	925	0	(8)
	07/2026	PEN	765		$219	0	0
	08/2026		$442	PEN	1,495	0	(15)
	09/2026		120	MXN	2,119	0	(3)
GLM	04/2026	BRL	42,694		$7,599	0	(643)
	04/2026	COP	421,859		112	0	(2)
	04/2026	ILS	1,807		581	6	0
	04/2026	INR	10,072		109	3	0
	04/2026	MYR	3,346		839	12	0
	04/2026	PLN	358		100	3	0
	04/2026	THB	11,287		365	22	0
	04/2026		$8,154	BRL	42,694	89	0
	04/2026		92	CNH	632	0	0
	04/2026		60	COP	227,665	2	0
	04/2026		97	HUF	33,083	3	0
	04/2026		31	IDR	525,367	0	0
	04/2026		41	INR	3,719	0	(1)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2026 (Unaudited)

	04/2026		621	MXN	11,396	14	0
	04/2026		596	MYR	2,356	0	(14)
	04/2026		27	PLN	100	0	0
	04/2026		124	THB	4,073	0	0
	04/2026		289	ZAR	4,982	5	0
	06/2026	BRL	1		$0	0	0
	06/2026	COP	2,476,081		661	1	(3)
	06/2026	IDR	1,678,845		100	1	0
	06/2026	MXN	15,565		892	29	0
	06/2026	THB	4,066		124	0	0
	06/2026		$487	BRL	2,617	12	0
	06/2026		144	IDR	2,432,760	0	(1)
	06/2026		73	ILS	227	0	0
	06/2026		1,606	MXN	28,533	0	(24)
	07/2026	BRL	16,000		$2,968	0	(58)
	07/2026		$67	BRL	361	1	0
IND	04/2026	EUR	2,302		$2,719	57	0
	04/2026		$1,891	DKK	12,286	10	0
	05/2026	DKK	12,267		$1,891	0	(10)
JPM	04/2026	AUD	85		59	1	0
	04/2026	BRL	7,400		1,418	0	(11)
	04/2026	CNH	414		60	0	0
	04/2026	CZK	1,117		52	0	0
	04/2026	EUR	204		234	0	(2)
	04/2026	HKD	1,052		135	0	0
	04/2026	INR	9,893		105	1	0
	04/2026	KRW	59,166		39	0	0
	04/2026	MXN	19,708		1,101	2	0
	04/2026	PLN	837		232	6	0
	04/2026	SGD	5,479		4,347	86	0
	04/2026		$1,401	BRL	7,400	28	0
	04/2026		1,254	CNH	8,676	6	0
	04/2026		484	HUF	161,363	1	0
	04/2026		280	ILS	875	0	(2)
	04/2026		105	INR	9,910	0	0
	04/2026		109	KRW	160,793	0	(2)
	04/2026		134	MXN	2,470	4	0
	04/2026		45	NOK	430	0	0
	04/2026		47	PLN	175	0	0
	04/2026		174	ZAR	2,963	1	0
	04/2026	ZAR	60,742		$3,633	49	(1)
	05/2026	AUD	77		53	0	0
	05/2026	CNH	8,655		1,254	0	(6)
	05/2026		$59	AUD	85	0	(1)
	06/2026	ILS	904		$292	4	0
	06/2026	MXN	6,795		379	2	0
	06/2026		$337	IDR	5,729,948	0	0
	07/2026	BRL	4,500		$832	0	(19)
	10/2026		3,200		583	0	(10)
MBC	04/2026	AUD	65		45	1	0
	04/2026	BRL	5,419		1,034	0	(12)
	04/2026	COP	781,464		211	0	(1)
	04/2026	DKK	5,417		856	18	0
	04/2026	EUR	2,521		2,919	5	0
	04/2026	GBP	1		1	0	0
	04/2026	INR	312,237		3,374	77	0
	04/2026	NOK	953		99	1	0
	04/2026	SEK	1,700		182	2	0
	04/2026	THB	9,711		306	11	0
	04/2026		$813	AUD	1,174	0	(3)
	04/2026		1,038	BRL	5,419	8	0
	04/2026		2,002	CHF	1,563	0	(48)
	04/2026		172	COP	636,352	1	0
	04/2026		530	EUR	461	3	0
	04/2026		149	JPY	23,584	1	(1)
	04/2026		604	KRW	884,896	0	(16)
	04/2026		113	MXN	2,088	3	0
	04/2026		636	NOK	6,210	6	(1)
	04/2026		446	SGD	573	0	0
	05/2026	JPY	13,847		$87	0	(1)
	05/2026	NOK	5,641		576	0	(6)
	05/2026	THB	9,255		300	18	0
	05/2026		$1	GBP	1	0	0
	06/2026	MXN	649		$36	0	0
	06/2026		$208	COP	781,464	1	0
	07/2026	COP	651,079		$172	0	(1)
MYI	04/2026	MYR	159		40	1	0
	04/2026		$129	ILS	397	0	(3)
	04/2026		198	MXN	3,608	3	0
NGF	04/2026	NOK	4,559		$474	3	0
	04/2026		$218	CNH	1,493	0	(1)
RBC	04/2026	KRW	157,765		$106	2	0
	04/2026		$106	KRW	157,765	0	(1)
RYL	04/2026	PEN	34		$10	0	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2026 (Unaudited)

04/2026	$10	PEN	34	0	0
SCX	04/2026	CHF	187	$242	8	0
04/2026	JPY	3,742	24	0	0
04/2026	NZD	2,420	1,446	55	0
04/2026	THB	657	21	1	0
04/2026	$4,371	CAD	6,051	0	(21)
04/2026	578	INR	52,588	0	(22)
04/2026	130	PLN	469	0	(3)
05/2026	CAD	6,043	$4,371	20	0
06/2026	$300	IDR	5,055,317	0	(3)
SOG	04/2026	8,139	EUR	7,052	13	0
04/2026	250	JPY	38,845	0	(5)
05/2026	EUR	7,052	$8,151	0	(13)
06/2026	IDR	4,735,176	281	3	0
06/2026	ILS	1,108	359	6	0
06/2026	PEN	7,925	2,352	84	0
06/2026	$100	IDR	1,682,223	0	(1)
SSB	04/2026	AUD	1,262	$898	27	0
04/2026	GBP	293	392	4	0
04/2026	$10	CLP	9,111	0	0
05/2026	392	GBP	293	0	(4)
06/2026	COP	732,771	$190	0	(7)
UAG	04/2026	CZK	2,257	107	1	0
04/2026	PLN	553	150	1	0
04/2026	THB	6,673	211	8	0
04/2026	$316	COP	1,176,613	4	0
04/2026	397	PLN	1,432	0	(11)
06/2026	COP	4,008,040	$1,048	0	(25)
06/2026	ILS	1,959	633	9	0
06/2026	MXN	828	46	0	0
06/2026	$615	MXN	10,793	0	(17)

Total Forward Foreign Currency Contracts	$1,735	$(2,136)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	2,100	$21	$6
Put - OTC USD versus KRW	1,400.000	07/13/2026	100	1	1

$22	$7

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.427%	03/20/2045	30,000	$3,116	$2,740
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.427	03/20/2045	30,000	3,116	3,476

$6,232	$6,216

Total Purchased Options	$6,254	$6,223

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	2,100	$(7)	$(2)
Put - OTC USD versus KRW	1,350.000	07/13/2026	100	0	0

$(7)	$(2)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	5,600	$(255)	$(134)

Total Written Options	$(262)	$(136)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2026 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index			0.500%	Monthly	11/17/2059	$2,154	$(64)	$67	$3	$0
	CMBX.NA.AAA.9 Index			0.500	Monthly	09/17/2058	286	(18)	18	0	0
MYI	CMBX.NA.AAA.10 Index			0.500	Monthly	11/17/2059	9,401	0	13	13	0
SAL	CMBX.NA.AAA.12 Index			0.500	Monthly	08/17/2061	1,600	(3)	8	5	0
UAG	CMBX.NA.AAA.10 Index			0.500	Monthly	11/17/2059	3,721	(108)	113	5	0

								$(193)	$219	$26	$0

TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Receive	BCPMXWO Index	1	4.290% (FEDL01 plus a specified spread)	Monthly	10/07/2026	$0	$0	$0	$0	$0

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Pay	Coursera, Inc.	25,600	3.850% (SOFR plus a specified spread)	Monthly	12/18/2026	$149	$0	$1	$1	$0
	Pay	CVB Financial Corp.	5,135	3.850% (SOFR plus a specified spread)	Monthly	12/18/2026	100	0	0	0	0
FAR	Pay	Allegiant Travel Co.	1,977	3.550% (SOFR less a specified spread)	Monthly	01/12/2027	160	0	1	1	0
JPM	Pay	Sky Works Solutions,Inc.	6,336	3.950% (SOFR plus a specified spread)	Monthly	10/29/2026	339	0	1	1	0
	Pay	Mission Produce, Inc.	4,014	3.450% (SOFR less a specified spread)	Monthly	01/15/2027	55	0	0	0	0
RBC	Pay	Kimberly - Clark Corp.	6,962	3.800% (SOFR plus a specified spread)	Monthly	11/06/2026	671	0	(10)	0	(10)
	Pay	Cintas Corp.	926	3.750% (SOFR plus a specified spread)	Monthly	03/12/2027	157	0	1	1	0
	Pay	Union Pacific Corp.	2,145	3.800% (SOFR plus a specified spread)	Monthly	03/24/2027	520	0	0	0	0

								$0	$(6)	$4	$(10)

Total Swap Agreements								$(193)	$213	$30	$(10)

(l)

Securities with an aggregate market value of $15,793 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)							Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2026 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3	$0	$3
Industrials	0	593	0	593
Convertible Bonds & Notes
Banking & Finance	0	1	0	1
U.S. Government Agencies	0	47,298	0	47,298
U.S. Treasury Obligations	0	15,697	0	15,697
Non-Agency Mortgage-Backed Securities	0	7,182	0	7,182
Asset-Backed Securities
Automobile Sequential	0	1,593	0	1,593
Home Equity Other	0	6,851	0	6,851
Home Equity Sequential	0	4,606	0	4,606
Manufacturing House ABS Other	0	462	0	462
Whole Loan Collateral	0	1,797	0	1,797
Other ABS	0	1,948	0	1,948
Sovereign Issues	0	42,797	0	42,797
Common Stocks
Communication Services	753	0	0	753
Consumer Discretionary	148	0	0	148
Consumer Staples	926	0	0	926
Financials	560	0	0	560
Health Care	406	0	0	406
Industrials	1,487	333	0	1,820
Information Technology	1,190	0	0	1,190
Materials	256	0	0	256
Real Estate	7	0	0	7
Utilities	761	0	0	761
Short-Term Instruments
Turkey Treasury Bills	0	22	0	22
U.S. Treasury Bills	0	3,535	0	3,535

	$6,494	$134,718	$0	$141,212
Investments in Affiliates, at Value
Mutual Funds	118,135	0	0	118,135
Short-Term Instruments
Central Funds Used for Cash Management Purposes	63,116	0	0	63,116

	$181,251	$0	$0	$181,251

Total Investments	$187,745	$134,718	$0	$322,463

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(15,249)	0	(15,249)

	$0	$(15,249)	$0	$(15,249)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	216	745	0	961
Over the counter	0	7,988	0	7,988

	$216	$8,733	$0	$8,949
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(430)	(430)	0	(860)
Over the counter	0	(2,282)	0	(2,282)

	$(430)	$(2,712)	$0	$(3,142)

Total Financial Derivative Instruments	$(214)	$6,021	$0	$5,807

Totals	$187,531	$125,490	$0	$313,021

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on July 21, 2006, as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 0.9% of the Portfolio’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the

Notes to Financial Statements (Cont.)

value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a

Notes to Financial Statements (Cont.)

quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. As such, the Portfolio’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

The Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes. The Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, the Portfolio with the Commodity Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of the Commodity Subsidiary’s “subpart F income,” whether or not such income is distributed by the Commodity Subsidiary. It is expected that all of the Commodity Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Portfolio’s recognition of the Commodity Subsidiary’s “subpart F income” will increase the Portfolio’s tax basis in the Commodity Subsidiary. Distributions by the Commodity Subsidiary to the Portfolio will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in the Commodity Subsidiary. “Subpart F income” is generally treated by the Portfolio as ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

If a net loss is realized by the Commodity Subsidiary, such loss is not generally available to offset the income earned by the Commodity Subsidiary’s parent Portfolio, and such loss cannot be carried forward to offset taxable income of the parent Portfolio or the Commodity Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the Portfolio or if the Portfolio’s income from in the subsidiary is derived with respect to the Portfolio’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Portfolio’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the Portfolio’s commodity-linked investments, there would likely be a significant adverse impact on the Portfolio, including the possibility of failing to qualify as a regulated investment company. If the Portfolio did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Portfolio level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in the Portfolio’s Prospectus.

4. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and

Notes to Financial Statements (Cont.)

Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$30,975	$418	$(1,433)	$30	$(594)	$29,396	$423	$0
PIMCO Short Asset Portfolio	45,729	472	0	0	(10)	46,191	478	0
PIMCO Short-Term Floating NAV Portfolio III	14,143	54,488	(51,700)	0	(6)	16,925	188	0
PIMCO Total Return Fund	92,539	979	(3,582)	56	(1,253)	88,739	985	0
Totals	$183,386	$56,357	$(56,715)	$86	$(1,863)	$181,251	$2,074	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SOG	Societe Generale Paris
CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Bank, N.A.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
CAD	Canadian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso
CHF	Swiss Franc	IDR	Indonesian Rupiah	PLN	Polish Zloty
CLP	Chilean Peso	ILS	Israeli Shekel	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	THB	Thai Baht
COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira
CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
LME	London Metal Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BCPMXWO	Barclays Custom Equity Index	CMBX	Commercial Mortgage-Backed Index	MUTKCALM	Tokyo Overnight Average Rate
Bobl	Bundesobligation, the German word for federal government bond	CNREPOFIX	China Fixing Repo Rates 7-Day	SIBCSORA	Singapore Overnight Rate Average
Brent	Brent Crude	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	FEDL01	Federal funds effective rate	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	IBR	Indicador Bancario de Referencia	THOR	Thai Overnight Baht Repurchase Rate

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	PRIBOR	Prague Interbank Offered Rate
BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	MIBOR	Mumbai Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CHILIBOR	Chile Interbank Offered Rate	Oat	Obligations Assimilables du Trésor	WIBOR	Warsaw Interbank Offered Rate
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind

Schedule of Investments PIMCO High Yield Portfolio	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.1%
Asurion LLC TBD% due 02/23/2033	$675	$653
IRB Holding Corp. 6.176% (TSFR1M + 2.500%) due 12/16/2030 ~	1,354	1,352
Newfold Digital Holdings Group, Inc. 9.419% - 9.442% (TSFR3M + 5.750%) due 04/30/2029 «~	28	21
Peraton Corp. 7.517% (TSFR3M + 3.750%) due 02/01/2028 ~	645	552
QuidelOrtho Corp. 7.668% (TSFR1M + 4.000%) due 08/20/2032 ~	2,338	2,338
TransDigm, Inc.
5.918% (TSFR1M + 2.250%) due 03/22/2030 ~	3,046	3,049
6.168% (TSFR1M + 2.500%) due 02/28/2031 ~	1,274	1,276
Trident TPI Holdings, Inc. 7.450% (TSFR3M + 3.750%) due 09/15/2028 ~	2,504	2,378
U.S. Renal Care, Inc. 8.782% (TSFR1M + 5.000%) due 06/28/2028 ~	3,145	2,970
Virgin Media Bristol LLC 7.037% (TSFR1M + 3.250%) due 01/31/2029 ~	1,547	1,496
Whatabrands LLC 6.168% (TSFR1M + 2.500%) due 08/03/2028 ~	1,880	1,880

Total Loan Participations and Assignments (Cost $17,948)		17,965

CORPORATE BONDS & NOTES 80.9%
BANKING & FINANCE 11.0%
123 Lights Re Ltd. 14.510% (FHMMUSTF + 11.000%) due 09/14/2031 ~	250	258
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.750% due 04/15/2028	1,000	1,006
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625% due 06/01/2028	500	489
Apollo Commercial Real Estate Finance, Inc. 4.625% due 06/15/2029	121	120
Armor RE II Ltd. 12.060% (BRMMUSDF + 8.500%) due 01/07/2032 ~	250	265
Black Pearl Compute LLC 6.125% due 02/15/2031	460	469
Blackstone Secured Lending Fund 5.250% due 09/04/2029	200	196
Blue Ridge Re Ltd. 7.010% (FHMMUSTF + 3.500%) due 01/08/2029 ~	250	252
Bread Financial Holdings, Inc. 6.750% due 05/15/2031	325	323
Burford Capital Global Finance LLC
6.875% due 04/15/2030	360	318
7.500% due 07/15/2033	350	292
Cape Lookout Re Ltd. 10.410% (FHMMUSTF + 6.900%) due 03/13/2032 ~	250	261
CrossCountry Intermediate HoldCo LLC 6.500% due 10/01/2030	200	191
CTR Partnership LP/CareTrust Capital Corp. 3.875% due 06/30/2028	600	583
Diversified Healthcare Trust
4.375% due 03/01/2031	1,300	1,157
7.250% due 10/15/2030	280	283
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM 7.375% due 09/30/2030	475	458
Encore Capital Group, Inc. 8.500% due 05/15/2030	2,250	2,380
Everglades Re II Ltd. 15.041% (GSMMUSTI + 11.500%) due 05/13/2031 ~	250	254
Freedom Mortgage Corp. 6.625% due 01/15/2027	450	450
Freedom Mortgage Holdings LLC
8.375% due 04/01/2032	200	197
9.250% due 02/01/2029	450	456
FS KKR Capital Corp. 6.125% due 01/15/2031	650	610
FTAI Aviation Investors LLC
5.500% due 05/01/2028	1,600	1,601
5.875% due 04/15/2033	200	196

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2026 (Unaudited)

7.000% due 05/01/2031		700	718
Golden Bear Re Ltd. 13.162% (T-BILL 1MO + 9.500%) due 03/08/2032 ~		250	250
Howard Hughes Corp. 5.875% due 03/01/2032		200	193
ION Platform Finance U.S., Inc./ION Platform Finance SARL
5.000% due 05/01/2028		500	468
8.750% due 05/01/2029		215	200
9.000% due 08/01/2029		410	381
Iron Mountain, Inc.
4.500% due 02/15/2031		1,700	1,597
4.875% due 09/15/2027		50	50
5.250% due 07/15/2030		525	510
Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/2033		450	457
7.125% due 04/30/2031		2,975	3,060
Jefferson Capital Holdings LLC 9.500% due 02/15/2029		900	945
Locke Tavern Re Ltd.
4.060% (JMMMUSTF + 3.250%) due 04/11/2033 ~		250	250
4.060% (JMMMUSTF + 4.250%) due 04/11/2033 ~		250	250
Millrose Properties, Inc. 6.375% due 08/01/2030		425	425
MMIFS Re Ltd. 5.151% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	250	180
MPT Operating Partnership LP/MPT Finance Corp. 8.500% due 02/15/2032		$350	355
Navient Corp. 6.750% due 06/15/2026		1,500	1,505
Newmark Group, Inc. 7.500% due 01/12/2029		2,825	2,963
Nissan Motor Acceptance Co. LLC
5.625% due 09/29/2028		1,000	982
7.050% due 09/15/2028		150	152
OneMain Finance Corp.
3.500% due 01/15/2027		900	884
3.875% due 09/15/2028		225	214
5.375% due 11/15/2029		225	217
6.625% due 01/15/2028		1,850	1,864
6.625% due 05/15/2029		1,100	1,103
7.125% due 11/15/2031		445	441
Orange Capital RE DAC 8.026% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	250	304
Osaic Holdings, Inc. 6.750% due 08/01/2032		$175	175
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.375% due 02/01/2027		900	893
Panther Escrow Issuer LLC 7.125% due 06/01/2031		875	878
Pebblebrook Hotel LP/PEB Finance Corp. 6.375% due 10/15/2029		475	476
Quercus Re DAC 10.020% (EUR003M + 8.000%) due 07/08/2027 ~	EUR	250	299
Rfna LP 7.875% due 02/15/2030		$75	72
RHP Hotel Properties LP/RHP Finance Corp.
4.500% due 02/15/2029		1,300	1,261
5.750% due 03/15/2034		250	247
7.250% due 07/15/2028		200	204
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 4.000% due 10/15/2033		375	336
Service Properties Trust 0.000% due 09/30/2028 (d)		550	501
SLM Corp.
3.125% due 11/02/2026		1,900	1,884
6.500% due 01/31/2030		10	10
Starwood Property Trust, Inc.
5.250% due 10/15/2028		425	420
5.750% due 01/15/2031		1,650	1,631
6.500% due 07/01/2030		375	383
Stonex Escrow Issuer LLC 6.875% due 07/15/2032		300	303
Torrey Pines Re Ltd.
9.596% (JMMMUSTF + 6.036%) due 06/07/2027 ~		250	259
10.666% (JMMMUSTF + 7.106%) due 06/07/2027 ~		250	259
Vornado Realty LP
3.400% due 06/01/2031		800	713
5.750% due 02/01/2033		1,400	1,374
Windmill III Re DAC 7.236% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	250	299
Windrose Re Ltd. 8.790% (HSMMUSTF + 5.250%) due 02/11/2033 ~		$250	249
Winston RE Ltd. 10.040% (BNMMDTSC + 6.500%) due 02/21/2028 ~		250	256

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2026 (Unaudited)

WULF Compute LLC 7.750% due 10/15/2030		925	978

			48,343

INDUSTRIALS 66.3%
1011778 BC ULC/New Red Finance, Inc.
3.500% due 02/15/2029		325	310
4.000% due 10/15/2030		5,150	4,843
1261229 BC Ltd. 10.000% due 04/15/2032		1,300	1,332
ADT Security Corp.
4.875% due 07/15/2032		300	281
5.875% due 10/15/2033		25	24
Advanced Drainage Systems, Inc. 5.375% due 03/01/2034		350	341
Ahlstrom Holding 3 OYJ 4.875% due 02/04/2028		650	636
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.000% due 05/21/2030		1,720	1,759
Allison Transmission, Inc. 3.750% due 01/30/2031		1,475	1,374
Altice France SA
6.875% due 10/15/2030		1,287	1,232
9.500% due 11/01/2029		495	501
Amber Finco PLC 6.625% due 07/15/2029	EUR	100	119
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500% due 04/20/2026		$8	8
American Axle & Manufacturing, Inc. 6.375% due 10/15/2032		350	347
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		550	522
4.000% due 01/15/2028		2,000	1,964
ams-OSRAM AG 12.250% due 03/30/2029		1,925	2,049
APi Group DE, Inc.
4.125% due 07/15/2029		800	763
4.750% due 10/15/2029		235	228
APLD ComputeCo 2 LLC 6.750% due 03/15/2031		450	447
Aramark Services, Inc. 5.000% due 02/01/2028		1,100	1,094
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875% due 06/30/2029		875	875
Axalta Coating Systems LLC 3.375% due 02/15/2029		700	663
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.750% due 06/15/2027		700	696
Axon Enterprise, Inc. 6.125% due 03/15/2030		1,900	1,936
B&G Foods, Inc. 8.000% due 09/15/2028		2,125	2,095
Ball Corp. 2.875% due 08/15/2030		1,400	1,275
Bath & Body Works, Inc. 6.950% due 03/01/2033		200	193
Bausch & Lomb Corp. 8.375% due 10/01/2028		1,075	1,111
BCP V Modular Services Finance II PLC 4.750% due 11/30/2028	EUR	225	246
Beignet Investor LLC 6.581% due 05/30/2049		$4,525	4,656
BioMarin Pharmaceutical, Inc. 5.500% due 02/15/2034		1,200	1,182
Block, Inc.
2.750% due 06/01/2026		800	797
3.500% due 06/01/2031		875	796
5.625% due 08/15/2030		2,775	2,761
6.000% due 08/15/2033		375	369
6.500% due 05/15/2032		800	808
Bombardier, Inc. 8.750% due 11/15/2030		700	745
Brightstar Lottery PLC 5.250% due 01/15/2029		200	199
Brightstar Lottery PLC/Brightstar Global Solutions Corp. 5.750% due 01/15/2033		200	195
Builders FirstSource, Inc.
4.250% due 02/01/2032		850	784
5.000% due 03/01/2030		1,525	1,486
BWX Technologies, Inc.
4.125% due 06/30/2028		800	778
4.125% due 04/15/2029		200	192
Caesars Entertainment, Inc.
4.625% due 10/15/2029		75	72
6.000% due 10/15/2032		125	115

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2026 (Unaudited)

6.500% due 02/15/2032	250	247
Carnival Corp.
4.000% due 08/01/2028	2,625	2,564
5.750% due 08/01/2032	2,800	2,803
Carpenter Technology Corp. 5.625% due 03/01/2034	14	14
Carvana Co. 9.000% due 06/01/2031	1,400	1,515
CCO Holdings LLC/CCO Holdings Capital Corp.
4.750% due 03/01/2030	1,800	1,709
4.750% due 02/01/2032	1,275	1,154
Cerdia Finanz GmbH 9.375% due 10/03/2031	2,600	2,588
Chobani LLC/Chobani Finance Corp., Inc. 4.625% due 11/15/2028	125	123
Chord Energy Corp. 6.000% due 10/01/2030	1,475	1,495
CHS/Community Health Systems, Inc.
4.750% due 02/15/2031	1,550	1,430
6.000% due 01/15/2029	475	470
6.875% due 04/15/2029	400	385
9.750% due 01/15/2034	680	707
Churchill Downs, Inc. 4.750% due 01/15/2028	2,100	2,073
Cipher Compute LLC 7.125% due 11/15/2030	150	156
CITGO Petroleum Corp. 8.375% due 01/15/2029	925	956
Cleveland-Cliffs, Inc.
4.625% due 03/01/2029	875	836
7.000% due 03/15/2032	500	484
7.500% due 09/15/2031	300	300
Cloud Software Group, Inc.
6.500% due 03/31/2029	1,000	977
6.625% due 08/15/2033	925	823
Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/2032	1,275	1,208
6.875% due 01/15/2030	275	268
8.750% due 04/15/2030	300	280
Cogent Communications Group LLC/Cogent Finance, Inc. 6.500% due 07/01/2032	300	262
Coherent Corp. 5.000% due 12/15/2029	850	834
Columbus McKinnon Corp. 7.125% due 02/01/2033	1,050	1,051
CompoSecure Holdings LLC 5.625% due 02/01/2033	350	342
Comstock Resources, Inc. 5.875% due 01/15/2030	1,500	1,453
CoreWeave, Inc.
9.000% due 02/01/2031	600	572
9.250% due 06/01/2030	750	729
Crescent Energy Finance LLC
7.375% due 01/15/2033	450	450
7.875% due 04/15/2032	5	5
8.375% due 01/15/2034	175	183
Crocs, Inc. 4.250% due 03/15/2029	275	264
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029	2,175	2,070
Crown Americas LLC/Crown Americas Capital Corp. V 4.250% due 09/30/2026	1,000	997
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.125% due 04/15/2031	500	494
6.375% due 04/15/2034	400	389
Dcli Bidco LLC 7.750% due 11/15/2029	450	455
Deluxe Corp. 8.125% due 09/15/2029	200	208
Diamond Foreign Asset Co./Diamond Finance LLC 8.500% due 10/01/2030	1,179	1,246
Directv Financing LLC 8.875% due 02/01/2030	20	20
Discovery Communications LLC 3.625% due 05/15/2030	200	186
Discovery Global Holdings, Inc.
3.755% due 03/15/2027	425	420
4.279% due 03/15/2032	2,300	2,038
5.050% due 03/15/2042	675	446
DISH DBS Corp. 5.125% due 06/01/2029	550	492
DISH Network Corp. 11.750% due 11/15/2027	1,525	1,572
Dream Finders Homes, Inc. 6.875% due 09/15/2030	525	503

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2026 (Unaudited)

EchoStar Corp. 10.750% due 11/30/2029		2,300	2,486
EchoStar Corp. (6.750% Cash or 6.750% PIK) 6.750% due 11/30/2030 (b)		1,000	1,011
Element Solutions, Inc. 3.875% due 09/01/2028		350	341
Ellucian Holdings, Inc. 6.500% due 12/01/2029		500	490
Esab Corp. 5.625% due 04/01/2031		199	201
EW Scripps Co. 9.875% due 08/15/2030		1,300	1,263
Fair Isaac Corp. 4.000% due 06/15/2028		1,000	971
Flora Food Management BV 7.500% due 10/31/2030	EUR	400	458
Fortescue Treasury Pty. Ltd.
4.375% due 04/01/2031		$644	609
4.500% due 09/15/2027		298	295
5.875% due 04/15/2030		750	760
6.125% due 04/15/2032		400	409
Froneri Lux FinCo SARL 6.000% due 08/01/2032		325	317
Frontier Communications Holdings LLC
5.000% due 05/01/2028		725	725
8.750% due 05/15/2030		550	565
Gap, Inc. 3.875% due 10/01/2031		475	431
Garda World Security Corp. 7.750% due 02/15/2028		600	611
GFL Environmental, Inc. 6.750% due 01/15/2031		700	725
Global Medical Response, Inc. 7.375% due 10/01/2032		775	805
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.500% due 03/01/2029		1,250	1,164
Graham Holdings Co. 5.625% due 12/01/2033		500	491
Gray Media, Inc.
4.750% due 10/15/2030		225	174
9.625% due 07/15/2032		900	901
10.500% due 07/15/2029		473	503
Griffon Corp. 5.750% due 03/01/2028		1,125	1,124
Gulfport Energy Operating Corp. 6.750% due 09/01/2029		550	563
HealthEquity, Inc. 4.500% due 10/01/2029		1,775	1,720
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		2,275	2,069
3.750% due 05/01/2029		1,125	1,077
4.000% due 05/01/2031		1,000	939
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875% due 07/01/2031		25	23
Hologic, Inc. 3.250% due 02/15/2029		2,050	2,048
Howard Midstream Energy Partners LLC 6.625% due 01/15/2034		850	854
Industrial F&B Investments III, Inc. 7.750% due 02/11/2033		550	556
Ingevity Corp. 3.875% due 11/01/2028		425	408
Installed Building Products, Inc. 5.625% due 02/01/2034		200	196
Insulet Corp. 6.500% due 04/01/2033		1,000	1,021
IQVIA, Inc.
5.000% due 05/15/2027		200	199
6.250% due 06/01/2032		1,250	1,271
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 09/20/2031		1,150	1,088
KBR, Inc. 4.750% due 09/30/2028		1,486	1,458
Kodiak Gas Services LLC 5.875% due 04/01/2031		200	201
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029		250	255
Lamar Media Corp.
3.625% due 01/15/2031		275	255
3.750% due 02/15/2028		1,000	973
LBM Acquisition LLC 9.500% due 06/15/2031		625	545
Level 3 Financing, Inc.
7.000% due 03/31/2034		400	410
8.500% due 01/15/2036		700	731

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2026 (Unaudited)

LifePoint Health, Inc. 11.000% due 10/15/2030	10	11
Light & Wonder International, Inc. 7.500% due 09/01/2031	750	770
Lindblad Expeditions LLC 7.000% due 09/15/2030	100	102
Lithia Motors, Inc. 5.500% due 10/01/2030	650	637
Live Nation Entertainment, Inc. 3.750% due 01/15/2028	2,225	2,172
Lsf12 Helix Parent LLC 7.125% due 02/01/2033	200	193
Matador Resources Co.
6.250% due 04/15/2033	450	451
6.500% due 04/15/2032	1,025	1,037
Match Group Holdings II LLC
3.625% due 10/01/2031	225	200
4.625% due 06/01/2028	200	196
5.000% due 12/15/2027	350	349
5.625% due 02/15/2029	700	692
Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2030	1,200	1,201
9.250% due 04/15/2030	500	465
Medline Borrower LP 3.875% due 04/01/2029	2,900	2,807
Merlin Entertainments Group U.S. Holdings, Inc. 7.375% due 02/15/2031	400	334
MGM China Holdings Ltd. 4.750% due 02/01/2027	1,050	1,038
Michaels Cos., Inc. 8.500% due 03/15/2033	525	512
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875% due 05/01/2029	1,450	1,407
Mineral Resources Ltd. 7.000% due 04/01/2031	200	205
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.750% due 04/01/2032	2,050	1,965
Moss Creek Resources Holdings, Inc. 8.250% due 09/01/2031	279	279
Motion Finco SARL 8.375% due 02/15/2032	275	228
Murphy Oil Corp. 6.500% due 02/15/2034	200	198
Murphy Oil USA, Inc.
3.750% due 02/15/2031	1,000	930
4.750% due 09/15/2029	20	20
Nabors Industries, Inc. 7.625% due 11/15/2032	1,825	1,869
National Mentor Holdings, Inc. 10.500% due 12/15/2030	900	930
NCR Atleos Corp. 9.500% due 04/01/2029	725	777
NCR Voyix Corp.
5.125% due 04/15/2029	375	359
5.250% due 10/01/2030	600	569
Neptune Bidco U.S., Inc.
9.290% due 04/15/2029	500	502
9.500% due 02/15/2033	575	559
10.375% due 05/15/2031	1,200	1,212
Newfold Digital Holdings Group, Inc. 9.419% due 04/30/2029	132	106
Nexstar Media, Inc.
5.625% due 07/15/2027	1,125	1,126
6.500% due 09/15/2033	865	872
Nissan Motor Co. Ltd.
4.810% due 09/17/2030	625	568
7.500% due 07/17/2030	800	807
7.750% due 07/17/2032	350	355
8.125% due 07/17/2035	250	257
Noble Finance II LLC 8.000% due 04/15/2030	2,225	2,292
Northriver Midstream Finance LP 6.750% due 07/15/2032	875	878
NOVA Chemicals Corp. 4.250% due 05/15/2029	325	316
Novelis Corp. 4.750% due 01/30/2030	975	923
NuStar Logistics LP 6.375% due 10/01/2030	125	129
OAK-Eagle Acquireco, Inc.
7.250% due 07/01/2033 (a)	730	757
8.750% due 07/01/2034 (a)	400	419
Olin Corp. 6.625% due 04/01/2033	550	539
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	1,075	1,028

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2026 (Unaudited)

7.250% due 02/15/2033	150	143
ON Semiconductor Corp. 3.875% due 09/01/2028	1,575	1,521
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. 8.000% due 08/01/2030	100	96
Open Text Corp. 3.875% due 02/15/2028	1,550	1,494
Open Text Holdings, Inc. 4.125% due 02/15/2030	300	268
Option Care Health, Inc. 4.375% due 10/31/2029	675	651
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc. 8.750% due 04/17/2032	300	267
Paramount Global
3.375% due 02/15/2028	75	73
3.700% due 06/01/2028	450	435
4.375% due 03/15/2043	400	242
4.600% due 01/15/2045	1,075	643
4.850% due 07/01/2042	150	96
4.900% due 08/15/2044	550	342
4.950% due 01/15/2031	525	487
5.250% due 04/01/2044	100	63
5.850% due 09/01/2043	925	643
6.875% due 04/30/2036	200	176
7.875% due 07/30/2030	75	78
Park River Holdings, Inc. 8.000% due 03/15/2031	125	125
Performance Food Group, Inc.
4.250% due 08/01/2029	2,025	1,947
5.625% due 03/01/2034	875	845
Permian Resources Operating LLC
6.250% due 02/01/2033	1,131	1,153
8.000% due 04/15/2027	100	100
Perrigo Finance Unlimited Co. 6.125% due 09/30/2032	700	639
Petco Health & Wellness Co., Inc. 8.250% due 02/01/2031	220	220
PetSmart LLC/PetSmart Finance Corp. 7.500% due 09/15/2032	450	453
Pilgrim's Pride Corp. 3.500% due 03/01/2032	2,000	1,817
Post Holdings, Inc.
4.500% due 09/15/2031	950	884
4.625% due 04/15/2030	1,225	1,177
6.250% due 10/15/2034	275	270
6.375% due 03/01/2033	300	296
6.500% due 03/15/2036	2,375	2,328
Prestige Brands, Inc. 5.125% due 01/15/2028	342	342
Prime Healthcare Services, Inc. 9.375% due 09/01/2029	575	597
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375% due 08/31/2027	800	779
5.750% due 04/15/2026	55	55
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 4.375% due 04/30/2029	2,125	2,066
PTC, Inc. 4.000% due 02/15/2028	1,175	1,146
Quikrete Holdings, Inc. 6.375% due 03/01/2032	1,775	1,801
QXO Building Products, Inc. 6.750% due 04/30/2032	1,000	1,021
Rakuten Group, Inc. 8.125% due 12/15/2029 •(e)	225	223
Rand Parent LLC 8.500% due 02/15/2030	300	308
Range Resources Corp. 4.750% due 02/15/2030	450	439
Raven Acquisition Holdings LLC 6.875% due 11/15/2031	375	362
RB Global Holdings, Inc. 6.750% due 03/15/2028	1,475	1,495
ROBLOX Corp. 3.875% due 05/01/2030	1,175	1,105
Roller Bearing Co. of America, Inc. 4.375% due 10/15/2029	975	949
RR Donnelley & Sons Co. 9.500% due 08/01/2029	200	203
Ryan Specialty LLC 5.875% due 08/01/2032	575	569
Sable International Finance Ltd. 7.125% due 10/15/2032	500	494
SCIH Salt Holdings, Inc. 4.875% due 05/01/2028	575	569
Seadrill Finance Ltd. 8.375% due 08/01/2030	1,475	1,526

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2026 (Unaudited)

Seagate Data Storage Technology Pte. Ltd.
4.091% due 06/01/2029	325	315
8.250% due 12/15/2029	925	972
9.625% due 12/01/2032	989	1,100
Service Corp. International
3.375% due 08/15/2030	775	716
4.000% due 05/15/2031	225	210
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.625% due 03/01/2029	1,825	1,758
Sirius XM Radio LLC
3.875% due 09/01/2031	500	454
4.000% due 07/15/2028	800	773
5.000% due 08/01/2027	250	250
SM Energy Co.
6.625% due 01/15/2027	200	200
8.750% due 07/01/2031	2,100	2,196
Smyrna Ready Mix Concrete LLC 6.000% due 11/01/2028	1,103	1,095
Snap, Inc.
6.875% due 03/01/2033	824	779
6.875% due 03/15/2034	1,675	1,577
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.750% due 10/15/2029	1,525	1,325
Spectrum Brands, Inc. 3.875% due 03/15/2031	6	5
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.875% due 11/01/2027	1,451	1,446
SS&C Technologies, Inc. 6.500% due 06/01/2032	500	500
Stagwell Global LLC 5.625% due 08/15/2029	1,990	1,896
Standard Industries, Inc.
3.375% due 01/15/2031	225	202
4.375% due 07/15/2030	625	590
4.750% due 01/15/2028	1,000	989
Station Casinos LLC
4.500% due 02/15/2028	575	564
4.625% due 12/01/2031	1,175	1,098
Stonepeak Nile Parent LLC 7.250% due 03/15/2032	350	365
Sunoco LP
5.625% due 03/15/2031	675	672
6.250% due 07/01/2033	800	804
Sunoco LP/Sunoco Finance Corp. 4.500% due 05/15/2029	550	537
SV RNO Property Owner 1 LLC 5.875% due 03/01/2031	725	717
Synergy Infrastructure Holdings LLC 7.875% due 12/01/2030	225	230
Taylor Morrison Communities, Inc. 5.750% due 11/15/2032	100	100
Teleflex, Inc. 4.250% due 06/01/2028	300	292
Tenet Healthcare Corp.
4.250% due 06/01/2029	1,225	1,189
4.375% due 01/15/2030	1,350	1,308
5.125% due 11/01/2027	450	450
TGS ASA 8.500% due 01/15/2030	1,050	1,101
Thor Industries, Inc. 4.000% due 10/15/2029	1,500	1,417
Tidewater, Inc. 9.125% due 07/15/2030	855	912
TK Elevator U.S. Newco, Inc. 5.250% due 07/15/2027	200	200
TopBuild Corp.
3.625% due 03/15/2029	1,375	1,311
4.125% due 02/15/2032	775	715
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.500% due 05/15/2030	1,150	1,017
TransDigm, Inc.
4.625% due 01/15/2029	1,825	1,794
6.000% due 01/15/2033	725	725
6.375% due 05/31/2033	700	697
6.875% due 12/15/2030	875	897
Transocean Aquila Ltd. 8.000% due 09/30/2028	369	380
Transocean International Ltd.
7.875% due 10/15/2032	250	267
8.250% due 05/15/2029	75	78
8.500% due 05/15/2031	500	525
8.750% due 02/15/2030	455	475
TriNet Group, Inc. 3.500% due 03/01/2029	300	272
Twilio, Inc. 3.625% due 03/15/2029	1,325	1,268

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2026 (Unaudited)

U.S. Acute Care Solutions LLC 9.750% due 05/15/2029	200	193
U.S. Foods, Inc.
4.625% due 06/01/2030	2,250	2,193
4.750% due 02/15/2029	700	691
Under Armour, Inc. 7.250% due 07/15/2030	525	532
United Rentals North America, Inc.
3.750% due 01/15/2032	600	551
3.875% due 02/15/2031	1,050	988
4.000% due 07/15/2030	2,325	2,210
6.125% due 03/15/2034	1,400	1,419
Univision Communications, Inc.
4.500% due 05/01/2029	900	846
8.000% due 08/15/2028	775	787
8.500% due 07/31/2031	775	779
9.375% due 08/01/2032	600	619
Valaris Ltd. 8.375% due 04/30/2030	1,400	1,451
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029	1,050	999
3.875% due 11/01/2033	1,500	1,330
4.125% due 08/15/2031	500	464
Venture Global LNG, Inc.
7.000% due 01/15/2030	1,950	1,992
9.500% due 02/01/2029	750	811
9.875% due 02/01/2032	2,325	2,498
Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030	350	360
6.500% due 01/15/2034	725	756
6.500% due 06/15/2034	375	391
6.750% due 01/15/2036	650	689
7.750% due 05/01/2035	200	224
Veritiv Operating Co. 10.500% due 11/30/2030	200	208
Vertiv Group Corp. 4.125% due 11/15/2028	600	591
Viking Cruises Ltd.
5.875% due 10/15/2033	765	756
9.125% due 07/15/2031	175	185
Virgin Media Finance PLC 5.000% due 07/15/2030	50	41
Virgin Media Secured Finance PLC
4.500% due 08/15/2030	750	666
5.500% due 05/15/2029	2,098	2,013
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.375% due 02/01/2030	1,700	1,470
7.875% due 05/01/2027	150	148
9.500% due 06/01/2028	590	577
Vmed O2 U.K. Financing I PLC 4.250% due 01/31/2031	2,100	1,805
VOC Escrow Ltd. 5.000% due 02/15/2028	1,300	1,295
Voyager Parent LLC 9.250% due 07/01/2032	1,035	1,075
VZ Secured Financing BV 5.000% due 01/15/2032	2,000	1,716
Wayfair LLC
7.250% due 10/31/2029	775	792
7.750% due 09/15/2030	375	391
WBI Operating LLC 6.250% due 10/15/2030	500	503
Weatherford International Ltd. 6.750% due 10/15/2033	2,125	2,173
WESCO Distribution, Inc. 5.250% due 04/15/2031	800	797
WEX, Inc. 6.500% due 03/15/2033	100	98
Whirlpool Corp. 6.500% due 06/15/2033	200	190
White Cap Supply Holdings LLC 7.375% due 11/15/2030	200	194
WR Grace Holdings LLC 7.000% due 08/01/2033	300	292
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028	1,000	977
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250% due 05/15/2027	2,200	2,193
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125% due 10/01/2029	875	864
6.250% due 03/15/2033	525	520
7.125% due 02/15/2031	25	26
XPLR Infrastructure Operating Partners LP 4.500% due 09/15/2027	425	421
Yum! Brands, Inc.
3.625% due 03/15/2031	200	185

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2026 (Unaudited)

4.625% due 01/31/2032		1,950	1,863
Zayo Group Holdings, Inc. (5.750% Cash and 0.500% PIK) 6.250% due 03/09/2030 (b)		790	786
Zebra Technologies Corp. 6.500% due 06/01/2032		400	403
ZF North America Capital, Inc.
6.750% due 04/23/2030		700	678
6.875% due 04/23/2032		50	48
7.125% due 04/14/2030		600	592
7.500% due 03/24/2031		700	688
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.875% due 02/01/2029		225	187

			291,609

UTILITIES 3.6%
Aethon United BR LP/Aethon United Finance Corp. 7.500% due 10/01/2029		700	730
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.750% due 01/15/2028		200	200
Archrock Partners LP/Archrock Partners Finance Corp. 6.250% due 04/01/2028		400	400
Clearway Energy Operating LLC
3.750% due 01/15/2032		900	821
4.750% due 03/15/2028		675	666
5.750% due 01/15/2034		555	546
Constellation Energy Generation LLC 3.750% due 03/01/2031		1,050	1,002
Electricite de France SA 9.125% due 03/15/2033 •(e)		500	579
Embarq LLC 7.995% due 06/01/2036		1,000	321
EUSHI Finance, Inc. 7.625% due 12/15/2054 •		375	388
Frontier Florida LLC 6.860% due 02/01/2028		150	155
Genesis Energy LP/Genesis Energy Finance Corp.
6.750% due 03/15/2034		550	548
7.875% due 05/15/2032		775	798
8.000% due 05/15/2033		475	491
8.250% due 01/15/2029		400	414
8.875% due 04/15/2030		150	157
Hawaiian Electric Co., Inc. 6.000% due 10/01/2033		225	225
Hilcorp Energy I LP/Hilcorp Finance Co. 6.250% due 04/15/2032		1,400	1,356
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125% due 02/15/2029		25	26
8.375% due 02/15/2032		400	412
NRG Energy, Inc.
5.750% due 01/15/2028		500	501
5.750% due 07/15/2029		725	724
PacifiCorp 7.125% due 08/15/2056 •		925	874
PBF Holding Co. LLC/PBF Finance Corp.
6.000% due 02/15/2028		600	598
7.875% due 09/15/2030		200	206
PG&E Corp. 6.850% due 09/15/2056 •		525	519
Talen Energy Supply LLC 8.625% due 06/01/2030		600	630
Vistra Operations Co. LLC
5.000% due 07/31/2027		575	573
5.625% due 02/15/2027		900	900
6.875% due 04/15/2032		11	11

			15,771

Total Corporate Bonds & Notes (Cost $356,450)			355,723

CONVERTIBLE BONDS & NOTES 0.3%
INDUSTRIALS 0.3%
ams-OSRAM AG 2.125% due 11/03/2027	EUR	900	1,005

Total Convertible Bonds & Notes (Cost $876)			1,005

MUNICIPAL BONDS & NOTES 0.0%
ARIZONA 0.0%
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024 7.375% due 10/01/2029		$100	105

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2026 (Unaudited)

Total Municipal Bonds & Notes (Cost $100)		105

U.S. TREASURY OBLIGATIONS 6.9%
U.S. Treasury Notes
3.375% due 12/31/2027	7,700	7,641
3.875% due 04/30/2030	6,125	6,119
4.125% due 09/30/2027 (g)	10,900	10,946
4.125% due 02/15/2036	5,750	5,661

Total U.S. Treasury Obligations (Cost $30,437)		30,367

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Bear Stearns ALT-A Trust 4.126% due 11/25/2036 ~	207	87
CHL Mortgage Pass-Through Trust
4.001% due 05/20/2036 ~	84	79
4.433% due 03/25/2035 •	13	12
Countrywide Alternative Loan Trust 4.250% due 05/20/2046 •	29	27
GSR Mortgage Loan Trust 6.559% due 04/25/2035 ~	1	1
IndyMac IMSC Mortgage Loan Trust 6.000% due 07/25/2037	182	122
WaMu Mortgage Pass-Through Certificates Trust 4.260% due 12/25/2036 ~	98	90
Washington Mutual Mortgage Pass-Through Certificates Trust 4.829% due 05/25/2046 •	9	9

Total Non-Agency Mortgage-Backed Securities (Cost $425)		427

ASSET-BACKED SECURITIES 0.0%
HOME EQUITY OTHER 0.0%
C-BASS Trust 3.304% due 01/25/2037 •	59	17

Total Asset-Backed Securities (Cost $47)		17

SHORT-TERM INSTRUMENTS 0.4%
SHORT-TERM NOTES 0.1%
Federal Home Loan Bank Discount Notes 3.631% due 06/22/2026 (d)	400	397

U.S. TREASURY BILLS 0.3%
3.701% due 04/30/2026 - 05/26/2026 (c)(d)(g)	1,400	1,395

Total Short-Term Instruments (Cost $1,792)		1,792

Total Investments in Securities (Cost $408,075)		407,401

	SHARES
INVESTMENTS IN AFFILIATES 4.6%
SHORT-TERM INSTRUMENTS 4.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%
PIMCO Short-Term Floating NAV Portfolio III	2,086,126	20,317

Total Short-Term Instruments (Cost $20,309)		20,317

Total Investments in Affiliates (Cost $20,309)		20,317

Total Investments 97.3% (Cost $428,384)		$427,718
Financial Derivative Instruments (f)(h) 0.2%(Cost or Premiums, net $4,367)		759
Other Assets and Liabilities, net 2.5%		11,299

Net Assets 100.0%		$439,776

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note June Futures	06/2026	126	$26,138	$(49)	$10	$0
U.S. Treasury 5-Year Note June Futures	06/2026	124	13,414	(178)	18	0
U.S. Treasury 10-Year Note June Futures	06/2026	158	17,545	(131)	37	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	149	16,914	(377)	44	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	37	4,313	(186)	8	0

Total Futures Contracts	$(921)	$117	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	06/20/2029	0.850%	$1,400	$188	$(10)	$178	$3	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-45 5-Year Index	5.000%	Quarterly	12/20/2030	$51,728	$3,642	$(832)	$2,810	$465	$0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031	17,275	724	133	857	110	(2)

$4,366	$(699)	$3,667	$575	$(2)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/17/2035	$14,400	$(109)	$229	$120	$0	$(12)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056	4,025	(70)	163	93	16	0

$(179)	$392	$213	$16	$(12)

Total Swap Agreements	$4,375	$(317)	$4,058	$594	$(14)

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2026 (Unaudited)

(g)	Securities with an aggregate market value of $6,196 and cash of $2,526 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2026	CAD	246	$179	$3	$0
BOA	04/2026	$2,780	EUR	2,419	16	0
05/2026	EUR	2,419	$2,784	0	(16)
IND	04/2026	2,419	2,856	60	0
SCX	04/2026	$178	CAD	246	0	(1)
05/2026	CAD	245	$178	1	0

Total Forward Foreign Currency Contracts	$80	$(17)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	1.662%	$975	$(8)	$7	$0	$(1)

Total Swap Agreements	$(8)	$7	$0	$(1)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Loan Participations and Assignments	$0	$17,944	$21	$17,965
Corporate Bonds & Notes
Banking & Finance	0	48,343	0	48,343
Industrials	0	291,609	0	291,609
Utilities	0	15,771	0	15,771
Convertible Bonds & Notes
Industrials	0	1,005	0	1,005
Municipal Bonds & Notes
Arizona	0	105	0	105
U.S. Treasury Obligations	0	30,367	0	30,367
Non-Agency Mortgage-Backed Securities	0	427	0	427
Asset-Backed Securities
Home Equity Other	0	17	0	17
Short-Term Instruments

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2026 (Unaudited)

Short-Term Notes	0	397	0	397
U.S. Treasury Bills	0	1,395	0	1,395

	$0	$407,380	$21	$407,401
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$20,317	$0	$0	$20,317

Total Investments	$20,317	$407,380	$21	$427,718

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	711	0	711
Over the counter	0	80	0	80

	$0	$791	$0	$791
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(14)	0	(14)
Over the counter	0	(18)	0	(18)

	$0	$(32)	$0	$(32)

Total Financial Derivative Instruments	$0	$759	$0	$759

Totals	$20,317	$408,139	$21	$428,477

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$36,751	$52,570	$(69,000)	$14	$(18)	$20,317	$276	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BOA	Bank of America N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.

Currency Abbreviations:
CAD	Canadian Dollar	EUR	Euro	USD (or $)	United States Dollar

Index/Spread Abbreviations:
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	EUR003M	3 Month EUR Swap Rate	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SOFR	Secured Overnight Financing Rate
CAONINDX	Bloomberg CORRA Compounded Index	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	TSFR1M	Term SOFR 1-Month
CDX.HY	Credit Derivatives Index - High Yield	HSMMUSTF	HSBC UST Money Market Yield	TSFR3M	Term SOFR 3-Month

Other Abbreviations:
ALT	Alternate Loan Trust	PIK	Payment-in-Kind	TBD	To-Be-Determined
DAC	Designated Activity Company	REIT	Real Estate Investment Trust	TBD%	Interest rate to be determined when loan settles or at the time of funding
OIS	Overnight Index Swap	TBA	To-Be-Announced

Schedule of Investments PIMCO Income Portfolio	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 161.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.4%
Altice France SA
8.891% (EUR003M + 6.875%) due 05/30/2031 ~	EUR	75	$87
10.547% (TSFR3M + 6.875%) due 05/31/2031 ~		$527	529
Envision Healthcare Corp.
11.641% (TSFR3M + 7.875%) due 07/20/2026 «~		687	687
11.641% (TSFR3M + 7.875%) due 11/03/2028 «~		4,653	4,792
Jane Street Group LLC 5.673% (TSFR3M + 2.000%) due 12/15/2031 ~		1,293	1,271
Lealand Finance Co. BV 6.782% (TSFR1M + 3.000%) due 06/30/2027 ~		6	5
Lealand Finance Co. BV (7.782% Cash) 7.782% (TSFR1M + 4.000%) due 12/31/2027 ~		17	14
Mercury Aggregator LP TBD% due 04/03/2027 «~		168	0
Poseidon Bidco SASU 7.504% (EUR006M + 5.000%) due 03/13/2030 ~	EUR	1,000	347
SCUR-Alpha 1503 GmbH 9.167% (TSFR3M + 5.500%) due 03/29/2030 ~		$1,262	1,110
Softbank Vision Fund II 7.350% (TSFR3M + 3.650%) due 04/25/2029 «~		2,008	2,041
Syniverse Holdings, Inc. 10.700% (TSFR3M + 7.000%) due 05/13/2027 «~		907	840
TransDigm, Inc. 6.168% (TSFR1M + 2.500%) due 02/28/2031 ~		2,973	2,977
U.S. Renal Care, Inc. 8.782% (TSFR1M + 5.000%) due 06/28/2028 ~		118	111
Westmoreland Coal Co. 8.000% due 03/15/2029 «~		7	3

Total Loan Participations and Assignments (Cost $15,591)			14,814

CORPORATE BONDS & NOTES 12.0%
BANKING & FINANCE 4.3%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		865	836
Banco Santander SA 6.607% due 11/07/2028		2,500	2,628
BPCE SA
6.612% due 10/19/2027 •		1,250	1,264
6.714% due 10/19/2029 •		1,250	1,308
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	700	214
10.100% due 12/15/2043		500	156
Credit Suisse AG AT1 Claim		$2,845	996
Deutsche Bank AG 6.720% due 01/18/2029 •		400	414
EPR Properties
4.750% due 12/15/2026		5	5
4.950% due 04/15/2028		10	10
Ford Motor Credit Co. LLC
3.815% due 11/02/2027		2,963	2,905
4.125% due 08/17/2027		260	257
4.271% due 01/09/2027		1,970	1,961
GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/2031		1,485	1,409
5.300% due 01/15/2029		66	67
Intesa Sanpaolo SpA 7.200% due 11/28/2033		1,300	1,458
Jane Street Group/JSG Finance, Inc. 6.750% due 05/01/2033		1,200	1,218
Marex Group PLC 5.829% due 05/08/2028		2,600	2,629
Morgan Stanley
0.000% due 04/02/2032 þ(i)		300	223
5.123% due 02/01/2029 •		1,629	1,647
Nationwide Building Society 6.557% due 10/18/2027 •		2,500	2,528
NatWest Group PLC
4.445% due 05/08/2030 •		400	398
5.076% due 01/27/2030 •		200	202
5.516% due 09/30/2028 •		2,200	2,233

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2026 (Unaudited)

Nissan Motor Acceptance Co. LLC
5.625% due 09/29/2028		3,400	3,339
6.125% due 09/30/2030		1,000	962
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (e)		2,525	1,977
Societe Generale SA 6.691% due 01/10/2034 •		2,200	2,351
Starwood Property Trust, Inc. 5.250% due 10/15/2028		5,100	5,045
Thames Ssnm Unfunded Comm 9.750% due 10/10/2027	GBP	49	62
UBS Group AG 5.959% due 01/12/2034 •		$3,024	3,157

			43,859

INDUSTRIALS 6.2%
Altice France SA 9.500% due 11/01/2029		3,808	3,850
American Airlines Pass-Through Trust 3.350% due 04/15/2031		12	12
Bayer U.S. Finance II LLC 4.375% due 12/15/2028		3,100	3,069
Bayer U.S. Finance LLC 6.500% due 11/21/2033		740	787
Beignet Investor LLC 6.581% due 05/30/2049		21,030	21,638
Boeing Co.
3.250% due 02/01/2028		1,700	1,667
5.150% due 05/01/2030		1,100	1,119
6.259% due 05/01/2027		290	295
6.298% due 05/01/2029		50	53
Carvana Co.
9.000% due 06/01/2030		1,021	1,063
9.000% due 06/01/2031		1,181	1,278
DISH DBS Corp.
5.250% due 12/01/2026		2,300	2,282
5.750% due 12/01/2028		2,630	2,545
Energy Transfer LP 4.950% due 05/15/2028		9	9
Flora Food Management BV
6.875% due 07/02/2029	EUR	500	543
7.500% due 10/31/2030		1,000	1,146
GSG Bidco Ltd. 5.375% due 06/15/2036		1,700	1,951
Hyundai Capital America 4.300% due 09/24/2027		$3,900	3,886
Mitchells & Butlers Finance PLC 6.013% due 12/15/2030	GBP	6	7
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		$100	91
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(b)		1,585	531
5.500% due 04/12/2037 ^(b)		382	129
6.000% due 11/15/2026 ^(b)		63	22
9.750% due 05/17/2035 ^(b)		800	334
Petroleos Mexicanos 6.700% due 02/16/2032		3,081	3,018
Prosus NV 2.778% due 01/19/2034	EUR	2,456	2,532
Saudi Arabian Oil Co. 4.750% due 06/02/2030		$1,800	1,785
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	210	303
Topaz Solar Farms LLC
4.875% due 09/30/2039		$23	20
5.750% due 09/30/2039		164	163
U.S. Renal Care, Inc. 10.625% due 06/28/2028		13	11
United Airlines Pass-Through Trust 5.875% due 04/15/2029		1,129	1,149
Venture Global Calcasieu Pass LLC 3.875% due 08/15/2029		1,500	1,427
Venture Global LNG, Inc.
7.000% due 01/15/2030		1,460	1,492
9.875% due 02/01/2032		800	860
Venture Global Plaquemines LNG LLC 6.500% due 01/15/2034		2,330	2,430

			63,497

UTILITIES 1.5%
Edison International 6.250% due 03/15/2030		200	207
ENEL Finance International NV 4.375% due 09/30/2030		2,000	1,965

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2026 (Unaudited)

Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029	1,500	1,133
Pacific Gas & Electric Co.
3.250% due 06/01/2031	3,395	3,133
3.300% due 03/15/2027	90	89
3.300% due 12/01/2027	5,600	5,486
4.200% due 03/01/2029	1,100	1,087
4.550% due 07/01/2030	1,259	1,242
Southern California Edison Co.
2.750% due 02/01/2032	100	89
5.950% due 11/01/2032	1,500	1,578

		16,009

Total Corporate Bonds & Notes (Cost $121,608)		123,365

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Country Garden Holdings Co. Ltd. 0.000% due 12/31/2031 (e)(i)	407	46

Total Convertible Bonds & Notes (Cost $58)		46

U.S. GOVERNMENT AGENCIES 60.7%
Federal Home Loan Mortgage Corp.
3.000% due 06/01/2046 - 01/01/2049	1,771	1,596
4.000% due 08/01/2042 - 07/01/2050	408	397
5.000% due 07/01/2054	925	914
5.500% due 01/01/2053	261	263
6.000% due 10/01/2053	68	70
6.500% due 10/01/2053 - 02/01/2055	15,770	16,315
7.000% due 02/01/2054 - 06/01/2055	834	877
Federal National Mortgage Association
3.000% due 08/01/2027 - 02/01/2034	113	110
4.000% due 08/01/2042 - 06/01/2049	1,666	1,599
4.500% due 10/01/2050 - 07/01/2053	1,593	1,554
5.000% due 09/01/2053 - 07/01/2054	416	412
5.500% due 11/01/2052 - 01/01/2053	604	609
6.000% due 11/01/2052 - 09/01/2054	7,307	7,489
6.500% due 10/01/2053 - 12/01/2053	3,570	3,699
Government National Mortgage Association
2.500% due 04/20/2052	359	309
3.500% due 10/20/2052 - 10/20/2054	3,086	2,835
4.500% due 12/20/2053	274	266
5.500% due 07/20/2053 - 08/20/2053	2,314	2,346
6.500% due 12/20/2054 - 05/20/2055	849	883
Government National Mortgage Association REMICS 7.045% due 09/20/2066 ~	61	62
Government National Mortgage Association, TBA
3.000% due 04/01/2056	2,000	1,786
3.500% due 04/01/2056	800	734
4.000% due 04/01/2056	2,600	2,436
4.500% due 06/01/2040	7,900	7,620
5.000% due 05/01/2056	5,200	5,140
5.500% due 06/01/2040	3,900	3,912
6.000% due 05/01/2056	22,500	22,854
6.500% due 05/01/2056	17,200	17,826
Uniform Mortgage-Backed Security, TBA
3.000% due 04/01/2041 - 05/01/2056	10,800	9,502
3.500% due 05/01/2056	4,000	3,663
4.000% due 05/01/2056 - 06/01/2056	49,600	46,766
4.500% due 05/01/2056	11,100	10,702
5.000% due 04/01/2056 - 06/01/2056	154,280	151,924
5.500% due 05/01/2056	13,000	13,043
6.000% due 06/01/2056 - 07/01/2056	160,330	163,171
6.500% due 05/01/2056 - 06/01/2056	117,350	121,310

Total U.S. Government Agencies (Cost $624,921)		624,994

U.S. TREASURY OBLIGATIONS 13.8%
U.S. Treasury Bonds
2.875% due 11/15/2046 (n)	1,400	1,024
3.000% due 08/15/2048	10	7
3.000% due 02/15/2049	500	365
4.250% due 08/15/2054 (j)(n)	1,600	1,433
4.375% due 08/15/2043 (n)	1,600	1,511
4.500% due 11/15/2054 (j)	9,000	8,410
4.625% due 11/15/2045 (j)	3,619	3,491
4.625% due 02/15/2046 (j)	600	579
4.625% due 05/15/2054 (j)(n)	5,800	5,532
4.750% due 02/15/2056 (j)	17,201	16,779
4.875% due 08/15/2045 (j)	583	581
U.S. Treasury Inflation Protected Securities (g)
0.125% due 02/15/2051	1,999	1,064
0.250% due 02/15/2050 (j)	759	430

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2026 (Unaudited)

0.750% due 02/15/2042		144	111
0.750% due 02/15/2045		829	596
0.875% due 02/15/2047		943	670
1.000% due 02/15/2046		275	204
1.000% due 02/15/2048		923	664
1.000% due 02/15/2049		2,197	1,557
1.375% due 02/15/2044		140	115
1.500% due 02/15/2053		1,313	1,007
0.125% due 01/15/2031		125	118
0.125% due 07/15/2031		3,337	3,119
0.125% due 01/15/2032		352	324
0.250% due 07/15/2029		3,969	3,862
0.375% due 01/15/2027		228	228
0.375% due 07/15/2027		66	66
0.625% due 07/15/2032		4,701	4,437
0.750% due 07/15/2028 (l)		921	919
0.875% due 01/15/2029 (l)		2,430	2,413
1.125% due 01/15/2033 (j)		328	316
1.375% due 07/15/2033		11,779	11,518
1.625% due 04/15/2030 (l)		1,941	1,961
1.750% due 01/15/2034		4,655	4,637
1.875% due 07/15/2034 (j)		19,381	19,484
U.S. Treasury Notes
0.375% due 09/30/2027 (n)		340	323
0.500% due 10/31/2027 (n)		300	285
0.625% due 11/30/2027 (l)(n)		4,140	3,928
0.625% due 12/31/2027 (l)(n)		1,750	1,656
0.750% due 01/31/2028 (l)(n)		1,600	1,514
4.000% due 07/31/2032 (j)(n)		19,300	19,205
4.125% due 02/15/2036		1,300	1,280
4.250% due 08/15/2035 (j)		955	951
4.500% due 04/15/2027 (j)		13,300	13,403

Total U.S. Treasury Obligations (Cost $148,761)			142,077

NON-AGENCY MORTGAGE-BACKED SECURITIES 20.9%
American Home Mortgage Investment Trust 7.100% due 06/25/2036 þ		6,155	724
Avon Finance 4.645% due 12/28/2049 •	GBP	2,976	3,942
BBCCRE Trust 3.966% due 08/10/2033		$4,100	3,833
Bear Stearns ALT-A Trust 4.113% due 06/25/2046 •		2,743	2,540
Bridgegate Funding PLC 5.994% due 10/16/2062 •	GBP	8,737	11,570
Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 ~		$6,541	5,817
3.500% due 06/25/2062 ~		3,955	3,646
Chase Mortgage Finance Trust 4.202% due 12/25/2035 ~		24	22
CIM Trust
4.750% due 06/25/2064 ~		2,631	2,590
5.000% due 05/25/2062 ~		3,164	3,147
CitiMortgage Alternative Loan Trust 6.000% due 03/25/2037 •		1,071	951
COMM Mortgage Trust 3.140% due 10/10/2036		4,100	3,975
Countrywide Alternative Loan Trust
4.113% due 11/25/2036 •		3,184	3,032
6.500% due 09/25/2037		8,483	3,121
Cross Mortgage Trust 5.549% due 12/25/2069 ~		4,084	4,100
CSMC Mortgage-Backed Trust 5.750% due 03/25/2037		8,661	4,414
CSMC Trust
3.375% due 01/25/2060		3,183	2,591
3.629% due 11/30/2037 ~		5,268	4,875
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ		3,268	3,267
Eurohome U.K. Mortgages PLC 4.215% due 09/15/2044 •	GBP	2,401	3,165
Eurosail-U.K. PLC 4.815% due 06/13/2045 •		224	296
Grifonas Finance No. 1 PLC 2.419% due 08/28/2039 •	EUR	299	339
GS Mortgage-Backed Securities Trust 3.900% due 09/25/2061 þ		$6,352	6,208
HarborView Mortgage Loan Trust 4.271% due 03/19/2036 •		33	31
JP Morgan Chase Commercial Mortgage Securities Trust
4.519% due 04/15/2037 •		3,757	3,721
7.235% due 10/05/2040		2,600	2,691
JP Morgan Mortgage Trust
5.567% due 09/25/2065 ~		1,677	1,685
5.990% due 07/25/2064 ~		4,311	4,335

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2026 (Unaudited)

Kinbane 2 DAC 3.019% due 08/24/2075 ~	EUR	4,062	4,693
Lugo Funding DAC 3.041% due 05/26/2066 •		2,845	3,285
MASTR Adjustable Rate Mortgages Trust 4.893% due 09/25/2037 •		$10,516	4,013
Merrion Square Residential DAC 3.019% due 03/24/2081 •	EUR	2,295	2,661
MFA Trust
4.250% due 02/25/2066 ~		$3,058	2,919
4.400% due 03/25/2068 þ		3,086	3,070
Morgan Stanley Capital I Trust
4.787% due 05/15/2036 •		1,400	199
6.165% due 12/15/2038 •		2,645	2,397
Morgan Stanley Residential Mortgage Loan Trust
4.963% due 09/25/2070 ~		4,752	4,746
5.530% due 05/25/2070 ~		4,541	4,557
Opteum Mortgage Acceptance Corp. Trust 4.393% due 04/25/2036 •		6,111	5,847
Pretium Mortgage Credit Partners LLC
4.000% due 03/25/2065 þ		4,867	4,717
5.249% due 10/25/2055		4,963	4,945
PRKCM Trust 5.101% due 10/25/2060 þ		4,977	4,968
PRPM LLC
3.750% due 03/25/2054 þ		2,286	2,242
4.500% due 02/25/2055 þ		760	751
4.839% due 10/25/2055 þ		4,679	4,632
5.385% due 10/25/2030 þ		4,669	4,652
5.897% due 12/25/2029 þ		2,699	2,699
6.179% due 06/25/2030 þ		4,055	4,051
PRPM Trust
5.674% due 12/26/2069 þ		2,571	2,582
6.327% due 06/25/2069 þ		2,123	2,143
RBSSP Resecuritization Trust 4.108% due 12/26/2036 ~		329	315
Sequoia Mortgage Trust 5.046% due 10/25/2055 ~		3,868	3,869
SFO Commercial Mortgage Trust 6.687% due 05/15/2038 •		2,400	2,374
Towd Point Mortgage Funding - Granite 6 PLC 4.669% due 07/20/2053 •	GBP	1,561	2,067
Towd Point Mortgage Funding 3 PLC 5.145% due 02/20/2054 •		3,645	4,838
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$1,726	1,661
4.612% due 10/25/2064 ~		3,918	3,887
5.012% due 07/25/2065 ~		5,081	5,060
Verus Securitization Trust
5.799% due 07/25/2069 þ		4,298	4,325
6.259% due 12/25/2068 þ		1,202	1,209
WaMu Mortgage Pass-Through Certificates Trust
4.929% due 01/25/2046 •		10,287	9,320
5.364% due 03/25/2033 ~		29	28
Washington Mutual Mortgage Pass-Through Certificates Trust 4.709% due 10/25/2046 •		1,680	1,536
Wells Fargo Commercial Mortgage Trust 5.266% due 10/15/2042 •		5,100	5,096
WSTN Trust 6.297% due 07/05/2037 ~		2,500	2,527

Total Non-Agency Mortgage-Backed Securities (Cost $218,825)			215,509

ASSET-BACKED SECURITIES 39.8%
AUTOMOBILE ABS OTHER 0.4%
Golden Bar Securitisation SRL 3.158% due 09/22/2043 •	EUR	2,069	2,402
Santander Bank Auto Credit-Linked Notes 4.965% due 01/18/2033		$1,569	1,579

			3,981

AUTOMOBILE SEQUENTIAL 1.0%
Carvana Auto Receivables Trust 5.050% due 04/10/2029		3,404	3,419
First Investors Auto Owner Trust 6.440% due 10/16/2028		319	321
Flagship Credit Auto Trust 5.640% due 03/15/2028		142	142
GLS Auto Select Receivables Trust 6.370% due 06/15/2028		135	135
Oscar U.S. Funding XIII LLC 1.270% due 09/11/2028		525	522

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2026 (Unaudited)

SCCU Auto Receivables Trust 5.110% due 06/15/2029	3,107	3,122
World Omni Select Auto Trust 4.980% due 02/15/2030	3,028	3,038

		10,699

CMBS OTHER 2.5%
BRSP Ltd. 5.127% due 08/19/2043 •	3,800	3,793
FS Rialto Issuer LLC 0.000% due 01/19/2044 •	5,200	5,201
Greystone CRE Notes LLC 5.154% due 01/15/2043 •	4,185	4,187
PFP Ltd.
5.180% due 08/18/2043 •	5,200	5,206
5.501% due 09/17/2039 •	1,525	1,528
Starwood LLC 5.127% due 11/19/2042 •	5,400	5,400

		25,315

HOME EQUITY OTHER 14.9%
ABFC Trust 4.073% due 11/25/2036 •	3,331	1,995
Aegis Asset-Backed Securities Trust 4.133% due 01/25/2037 •	2,848	2,172
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 5.623% due 12/25/2034 •	734	678
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 4.888% due 09/25/2034 •	1,815	1,724
Argent Securities Trust 4.273% due 07/25/2036 •	13,307	3,577
Asset-Backed Securities Corp. Home Equity Loan Trust 4.768% due 06/25/2035 •	11,000	9,826
Bear Stearns Asset-Backed Securities I Trust 5.668% due 12/25/2034 •	5,299	5,361
Citigroup Mortgage Loan Trust, Inc.
4.053% due 03/25/2037 •	14	13
4.113% due 12/25/2036 •	1,178	663
4.313% due 03/25/2036 •	1,470	1,359
4.423% due 02/25/2035 •	1,487	1,420
4.483% due 10/25/2035 •	900	855
4.528% due 09/25/2035 •	92	92
Countrywide Asset-Backed Certificates Trust
4.073% due 06/25/2035 •	982	911
4.073% due 05/25/2037 •	769	744
4.073% due 04/25/2047 •	691	679
4.073% due 06/25/2047 •	706	677
4.168% due 06/25/2037 •	14,426	14,015
4.228% due 01/25/2045 •	897	854
4.233% due 05/25/2037 •	735	717
4.233% due 06/25/2037 •	566	558
4.233% due 06/25/2047 •	355	346
4.588% due 05/25/2036 •	9,800	9,767
4.693% due 02/25/2036 •	6,150	6,080
5.093% due 08/25/2035 •	1,594	1,568
Fremont Home Loan Trust
4.408% due 11/25/2035 •	2,010	1,878
4.723% due 06/25/2035 •	3,072	2,904
GSAA Home Equity Trust 4.573% due 06/25/2035 •	4,831	4,138
GSAMP Trust
4.438% due 11/25/2035 •	1,807	1,807
4.693% due 11/25/2035 •	1,246	1,231
Home Equity Mortgage Loan Asset-Backed Trust
4.013% due 04/25/2037 •	1,326	1,049
4.393% due 03/25/2036 •	3,458	3,190
HSI Asset Securitization Corp. Trust
3.933% due 12/25/2036 •	814	718
3.943% due 12/25/2036 •	2,620	2,372
4.013% due 12/25/2036 •	917	219
4.073% due 01/25/2037 •	2,192	1,684
IXIS Real Estate Capital Trust 4.093% due 01/25/2037 •	3,494	1,125
Long Beach Mortgage Loan Trust 4.093% due 11/25/2036 •	368	262
MASTR Asset-Backed Securities Trust 4.943% due 08/25/2037 •	1,298	1,159
Merrill Lynch Mortgage Investors Trust 3.933% due 04/25/2047 •	4,225	1,601
Morgan Stanley ABS Capital I, Inc. Trust
3.863% due 10/25/2036 •	1,844	963
3.873% due 11/25/2036 •	3,638	2,143
4.333% due 12/25/2034 •	1,002	962
4.333% due 03/25/2036 •	540	530

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2026 (Unaudited)

4.393% due 12/25/2034 •		754	720
New Century Home Equity Loan Trust 4.723% due 11/25/2034 •		6,555	6,566
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.093% due 07/25/2036 •		327	310
NovaStar Mortgage Funding Trust 4.333% due 05/25/2036 •		4,375	4,293
Option One Mortgage Loan Trust
4.013% due 04/25/2037 •		998	720
4.333% due 01/25/2036 •		4,066	3,884
RCKT Mortgage Trust
4.795% due 09/25/2055 þ		4,552	4,517
4.966% due 11/25/2055 þ		5,115	5,090
5.158% due 10/25/2044 þ		4,772	4,770
5.846% due 08/25/2044 þ		2,079	2,091
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ		4,629	1,365
Residential Asset Securities Corporation Trust
4.393% due 02/25/2036 •		241	239
4.473% due 05/25/2037 •		59	58
4.498% due 10/25/2035 •		2,000	1,838
Saxon Asset Securities Trust
4.768% due 12/26/2034 •		629	587
5.543% due 12/25/2037 •		579	560
Soundview Home Loan Trust
4.013% due 02/25/2037 •		997	263
4.198% due 12/25/2036 •		1,101	1,084
4.543% due 01/25/2035 •		4,150	3,889
4.768% due 11/25/2035 •		1,819	1,809
Structured Asset Securities Corp. 4.498% due 02/25/2035 •		554	565
Structured Asset Securities Corp. Mortgage Loan Trust
4.318% due 07/25/2036 •		687	667
4.393% due 01/25/2037 •		2,865	2,377
4.793% due 04/25/2031 •		4,114	4,220
Towd Point Mortgage Trust 5.091% due 10/25/2065 þ		4,702	4,681

			153,749

WHOLE LOAN COLLATERAL 2.7%
First Franklin Mortgage Loan Trust
3.913% due 12/25/2036 •		307	294
4.738% due 06/25/2034 •		2,180	2,165
Lehman XS Trust 6.260% due 11/25/2035 þ		6,605	2,982
Pretium Mortgage Credit Partners LLC
5.184% due 11/25/2055 þ		4,972	4,941
5.193% due 10/25/2055 þ		4,891	4,895
RCO X Mortgage LLC 5.418% due 10/25/2030 þ		4,949	4,940
Residential Asset Mortgage Products Trust 4.918% due 06/25/2035 •		2,600	2,568
VCAT LLC 5.062% due 02/25/2056 þ		4,960	4,941

			27,726

OTHER ABS 18.3%
37 Capital CLO II Ltd. 4.962% due 07/15/2034 •		3,600	3,604
Affirm Master Trust 4.450% due 10/16/2034		5,100	5,083
Anchorage Credit Funding 10 Ltd. 3.619% due 04/25/2038		3,877	3,788
Anchorage Credit Funding 12 Ltd. 3.177% due 10/25/2038		951	922
Anchorage Credit Funding 19 Ltd. 5.036% due 10/25/2040		5,200	5,155
Anchorage Credit Funding 8 Ltd. 4.430% due 07/25/2037		3,343	3,311
Anchorage Credit Funding 9 Ltd. 3.793% due 10/25/2037		3,419	3,372
Arbour CLO VII DAC 3.330% due 12/15/2038 •	EUR	3,600	4,168
Atlas Senior Loan Fund XV Ltd. 4.891% due 10/23/2032 •		$1,728	1,731
Boyce Park CLO Ltd. 4.668% due 04/21/2035 •		5,100	5,101
Cairn CLO XI DAC 3.187% due 01/15/2040 •	EUR	4,700	5,430
Centerbridge Credit Funding 1 Ltd. 3.164% due 07/25/2039		$6,450	6,252
Crossroads Asset Trust 4.910% due 02/20/2032		3,951	3,972

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2026 (Unaudited)

Fortress Credit BSL X Ltd. 4.768% due 04/20/2033 •		3,627	3,629
Gallatin CLO VIII Ltd. 5.024% due 07/15/2031 •		116	116
GreenSky Home Improvement Issuer Trust
5.250% due 10/27/2059		241	241
5.320% due 03/25/2060		4,400	4,475
5.880% due 06/25/2059		101	102
Guggenheim CLO Ltd. 4.822% due 01/15/2035 •		2,600	2,601
Invesco Euro CLO III DAC 3.136% due 10/30/2038 •	EUR	3,600	4,159
Invesco Euro CLO XI DAC 3.287% due 10/22/2036 •		4,500	5,198
KKR CLO 33 Ltd. 4.748% due 07/20/2034 •		$5,400	5,406
LCM 31 Ltd. 4.948% due 07/20/2034 •		3,300	3,304
LCM 39 Ltd. 4.703% due 10/15/2034 •		5,100	5,101
Lendmark Funding Trust 5.530% due 06/21/2032		1,400	1,411
Navesink CLO 6 Ltd. 0.000% due 04/15/2037 •		5,100	5,100
Nelnet Student Loan Trust
4.610% due 02/21/2061		4,891	4,832
5.873% due 02/20/2041 •		1,059	1,082
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd. 4.918% due 10/25/2036 •		5,200	5,201
Pagaya AI Debt Grantor Trust
5.092% due 07/15/2032		1,243	1,248
5.183% due 06/15/2032		1,026	1,029
Pagaya AI Debt Selection Trust 6.117% due 12/15/2031		744	746
Pagaya AI Debt Trust 5.373% due 01/17/2033		3,908	3,926
Palmer Square European Loan Funding DAC
2.954% due 05/15/2033 •	EUR	1,039	1,202
2.974% due 05/15/2034 •		1,993	2,306
3.566% due 10/15/2034 •		4,200	4,857
Palmer Square Loan Funding Ltd. 4.660% due 01/15/2034 •		$5,000	5,002
Providus CLO V DAC 3.214% due 11/15/2039 •	EUR	4,500	5,198
RCKT Trust 4.480% due 11/27/2034		$3,408	3,409
Reach ABS Trust 5.880% due 07/15/2031		389	389
Sandstone Peak Ltd. 4.842% due 04/15/2038 •		5,100	5,088
SLM Private Credit Student Loan Trust 4.266% due 06/15/2039 •		1,137	1,115
SMB Private Education Loan Trust
4.772% due 07/15/2053 •		5,163	5,160
5.030% due 03/15/2056 (a)		5,100	5,106
5.060% due 03/16/2054		3,103	3,126
5.122% due 02/16/2055 •		2,291	2,314
5.122% due 03/15/2056 •		4,600	4,646
5.240% due 03/15/2056		3,710	3,746
SoFi Consumer Loan Program Trust 4.240% due 08/25/2035		2,487	2,484
Sycamore Tree CLO Ltd. 0.000% due 01/20/2037 •		5,100	5,097
Tesla Sustainable Energy Trust 5.080% due 06/21/2050		2,817	2,819
Trysail CLO Ltd. 4.907% due 10/20/2033 •		4,000	4,005
Vibrant CLO XII Ltd. 4.818% due 04/20/2034 •		5,100	5,106
Voya CLO Ltd.
5.009% due 10/17/2032 •		1,767	1,769
5.192% due 04/15/2037 •		3,100	3,108

			187,848

Total Asset-Backed Securities (Cost $410,162)			409,318

SOVEREIGN ISSUES 11.6%
Argentina Bonar Bonds
0.750% due 07/09/2030 þ		770	626
4.125% due 07/09/2035 þ		726	508
Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		409	343
1.000% due 07/09/2029		87	77
3.500% due 07/09/2041 þ		5,071	3,402
4.125% due 07/09/2035 þ		1,080	783
5.000% due 01/09/2038 þ		82	62

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2026 (Unaudited)

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (e)	BRL	138,100	25,820
0.000% due 10/01/2026 (e)		65,400	11,828
Colombia Government International Bonds
1.000% due 03/26/2031	COP	203,300	43
5.000% due 09/19/2032	EUR	2,600	2,837
5.375% due 01/21/2029		$900	893
Colombia TES
1.000% due 08/22/2029	COP	600	0
9.250% due 05/28/2042		648,000	132
11.000% due 08/22/2029		6,898,300	1,739
11.500% due 07/25/2046		707,200	171
11.750% due 01/24/2035		10,699,100	2,653
12.000% due 03/13/2058		459,300	113
12.750% due 11/28/2040		9,681,400	2,566
13.250% due 02/09/2033		11,999,500	3,217
Costa Rica Government International Bonds 5.500% due 11/21/2030	EUR	1,000	1,183
Development Bank of Kazakhstan JSC 18.400% due 10/16/2028	KZT	562,000	1,208
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$5,000	5,032
Egypt Government Bonds 19.698% due 10/14/2030	EGP	248,600	4,478
Israel Government International Bonds 5.375% due 02/19/2030		$1,200	1,219
Japan Government Thirty Year Bonds
1.800% due 03/20/2054	JPY	46,000	196
2.100% due 09/20/2054		170,750	780
2.200% due 06/20/2054		21,000	99
2.300% due 12/20/2054		160,550	768
2.400% due 03/20/2055		190,200	930
3.200% due 09/20/2055		1,041,600	6,032
3.400% due 12/20/2055		391,050	2,354
Japan Government Twenty Year Bonds
2.400% due 03/20/2045		95,000	529
2.700% due 09/20/2045		135,800	788
Kuwait International Government Bonds 4.016% due 10/09/2028		$900	888
Mexico Bonos
7.500% due 05/26/2033	MXN	2,200	113
7.750% due 05/29/2031		15,600	830
7.750% due 11/23/2034		38,620	1,973
8.500% due 03/01/2029		42,600	2,383
8.500% due 05/31/2029		10,100	564
Mexico Udibonos 3.000% due 12/03/2026 (g)		176	10
Peru Government Bonds
5.350% due 08/12/2040	PEN	100	24
5.400% due 08/12/2034		300	82
6.150% due 08/12/2032		627	188
7.300% due 08/12/2033		8,800	2,771
7.600% due 08/12/2039		3,600	1,074
Peru Government International Bonds
5.400% due 08/12/2034		571	156
6.150% due 08/12/2032		9,710	2,918
6.900% due 08/12/2037		1,966	561
6.950% due 08/12/2031		7,618	2,374
Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	39,900	2,210
8.000% due 01/31/2030		6,700	392
8.500% due 01/31/2037		28,100	1,552
8.875% due 02/28/2035		79,400	4,612
9.000% due 01/31/2040		6,800	378
Romania Government International Bonds
5.125% due 09/24/2031	EUR	600	689
5.250% due 03/10/2030		1,600	1,877
5.375% due 06/07/2033		1,200	1,352
6.250% due 09/10/2034		1,200	1,409
Russia Foreign Bonds - Eurobond
5.100% due 03/28/2035 «		$400	0
5.250% due 06/23/2047 «		1,600	0
5.625% due 04/04/2042		2,000	1,400
Turkiye Government Bonds
39.740% (BISTREFI) due 05/20/2026 ~	TRY	200	5
39.740% (BISTREFI) due 08/19/2026 ~		200	5
39.740% (BISTREFI) due 05/17/2028 ~		52,000	1,166
40.299% (BISTREFI) due 09/06/2028 ~		2,500	56
Turkiye Government International Bonds
5.250% due 03/13/2030		$600	574
7.625% due 04/26/2029		700	724
Venezuela Government International Bonds
6.000% due 12/09/2049 ^(b)		122	47
7.000% due 03/31/2038 ^(b)		43	18
7.650% due 04/21/2035 ^(b)		105	44
9.250% due 09/15/2027 ^(b)		243	117

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2026 (Unaudited)

9.250% due 05/07/2028 ^(b)		183	84
11.750% due 10/21/2026 ^(b)		10	5
11.950% due 08/05/2031 ^(b)		300	155

Total Sovereign Issues (Cost $115,821)			119,189

		SHARES
COMMON STOCKS 0.2%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (c)		133,771	317
iHeartMedia, Inc. Class A (c)		31,404	92
iHeartMedia, Inc. Class B «(c)		24,427	63
SES SA «(c)		28,556	428
Uniti Group, Inc. (c)		696	6

			906

FINANCIALS 0.0%
Windstream Services LLC (c)		2,018	19
XBP Global Holdings, Inc. (c)		247	1

			20

HEALTH CARE 0.1%
AmSurg Corp. «(c)(i)		22,386	985

INDUSTRIALS 0.0%
Luxco Co. Ltd. «(c)(i)		3,759	70
Westmoreland Mining Holdings «(c)(i)		237	0
Westmoreland Mining LLC «(c)(i)		749	3

			73

REAL ESTATE 0.0%
Country Garden Holdings Co. Ltd. (c)		194,266	8

Total Common Stocks (Cost $2,669)			1,992

WARRANTS 0.0%
COMMUNICATION SERVICES 0.0%
Windstream Holdings II LLC - Exp. 08/01/2035		393	4

Total Warrants (Cost $2)			4

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Cooperatieve Rabobank UA 6.500% due 12/31/2099 þ(h)		1,269,650	1,626
Windstream Holdings II LLC 11.000% «		13	14

Total Preferred Securities (Cost $1,880)			1,640

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.6%
EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (e)(f)	EGP	4,050	65

NIGERIA TREASURY BILLS 0.5%
31.446% due 06/11/2026 - 06/29/2026 (d)(e)	NGN	6,633,245	4,579

TURKEY TREASURY BILLS 0.1%
38.693% due 04/07/2026 (d)(e)	TRY	39,000	871

U.S. TREASURY BILLS 0.0%
3.614% due 04/07/2026 (e)(f)(n)		$394	394

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2026 (Unaudited)

Total Short-Term Instruments (Cost $5,475)		5,909

Total Investments in Securities (Cost $1,665,773)		1,658,857

	SHARES
INVESTMENTS IN AFFILIATES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III	517,333	5,038

Total Short-Term Instruments (Cost $5,038)		5,038

Total Investments in Affiliates (Cost $5,038)		5,038

Total Investments 161.7% (Cost $1,670,811)		$1,663,895
Financial Derivative Instruments (k)(m) 0.2%(Cost or Premiums, net $4,232)		1,913
Other Assets and Liabilities, net (61.9)%		(636,805)

Net Assets 100.0%		$1,029,003

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AmSurg Corp.	11/02/2023 - 11/06/2023	$935	$985	0.10%
Country Garden Holdings Co. Ltd. 0.000% due 12/31/2031	12/30/2025 - 12/31/2025	58	46	0.00
Luxco Co. Ltd.	10/01/2025	66	70	0.01
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	271	223	0.02
Westmoreland Mining Holdings	03/26/2019	1	0	0.00
Westmoreland Mining LLC	06/30/2023 - 02/03/2025	3	3	0.00

$1,334	$1,327	0.13%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	2.500%	03/25/2026	04/01/2026	$(577)	$(578)
3.750	03/25/2026	04/01/2026	(976)	(977)
3.800	03/26/2026	04/01/2026	(4,618)	(4,621)
BPS	3.690	04/01/2026	04/07/2026	(583)	(583)
3.780	04/01/2026	04/07/2026	(689)	(688)
NOM	3.750	04/02/2026	04/16/2026	(43,001)	(43,001)
3.760	02/19/2026	04/02/2026	(38,536)	(38,701)

Total Reverse Repurchase Agreements	$(89,149)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)

BCY	3.770%	03/10/2026	04/14/2026	$(3,627)	$(3,635)
3.770	03/11/2026	04/22/2026	(9,254)	(9,274)
3.780	03/16/2026	04/06/2026	(8,458)	(8,473)

Total Sale-Buyback Transactions	$(21,382)

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2026 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.3)%
Government National Mortgage Association, TBA	2.500%	05/01/2056	$300	$(257)	$(258)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2056	3,200	(2,563)	(2,577)

Total Short Sales (0.3)%	$(2,820)	$(2,835)

(j)	Securities with an aggregate market value of $65,858 have been pledged as collateral under the terms of master agreements as of March 31, 2026.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(56,473) at a weighted average interest rate of 3.773%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(30) of deferred price drop.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note May Futures	$110.000	04/24/2026	12	$12	$(4)	$(4)
Call - CBOE U.S. Treasury 10-Year Note May Futures	113.000	04/24/2026	12	12	(3)	(2)
Put - EUREX Euro-Bund 10-Year Bond April Futures	EUR	125.500	04/24/2026	5	5	(2)	(5)
Call - EUREX Euro-Bund 10-Year Bond April Futures	128.000	04/24/2026	5	5	(2)	(1)

Total Written Options	$(11)	$(12)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond June Futures	06/2026	101	$7,509	$(37)	$71	$0
Long Guilt June Futures	06/2026	422	49,036	(2,219)	369	0
U.S. Treasury 2-Year Note June Futures	06/2026	360	74,680	(37)	28	0
U.S. Treasury 5-Year Note June Futures	06/2026	1,157	125,164	(1,806)	163	0
U.S. Treasury 10-Year Note June Futures	06/2026	1,836	203,882	(3,602)	430	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	244	28,441	(861)	53	0

$(8,562)	$1,114	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2026	10	$(2,408)	$37	$0	$0
Euro-Bobl June Futures	06/2026	22	(2,935)	46	0	(12)
Euro-Bund June Futures	06/2026	78	(11,305)	302	0	(82)
Japan Government 10-Year Bond June Futures	06/2026	1	(821)	11	0	(2)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	163	(18,503)	423	0	(48)
U.S. Treasury Long-Term Bond June Futures	06/2026	262	(29,835)	908	0	(98)

$1,727	$0	$(242)

Total Futures Contracts	$(6,835)	$1,114	$(242)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Airbus Finance BV	1.000%	Quarterly	06/20/2026	0.113%	EUR	1,800	$51	$(46)	$5	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.395	$200	(1)	4	3	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.653	400	21	0	21	0	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2026 (Unaudited)

General Electric Co.	1.000	Quarterly	06/20/2026	0.051		2,000	8	(3)	5	0	0

							$79	$(45)	$34	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index		1.000%	Quarterly	12/20/2026		$4,324	$(162)	$174	$12	$2	$0
CDX.EM-38 5-Year Index		1.000	Quarterly	12/20/2027		400	(33)	35	2	2	0
CDX.EM-39 5-Year Index		1.000	Quarterly	06/20/2028		100	(7)	6	(1)	0	(1)
CDX.EM-40 5-Year Index		1.000	Quarterly	12/20/2028		1,600	(74)	74	0	7	0
CDX.EM-41 5-Year Index		1.000	Quarterly	06/20/2029		400	(15)	14	(1)	2	0
CDX.EM-42 5-Year Index		1.000	Quarterly	12/20/2029		400	(12)	9	(3)	2	0
CDX.EM-44 5-Year Index		1.000	Quarterly	12/20/2030		100	(2)	0	(2)	0	0
CDX.EM-45 5-Year Index		1.000	Quarterly	06/20/2031		200	(9)	1	(8)	1	0
CDX.HY-36 5-Year Index		5.000	Quarterly	06/20/2026		2,496	212	(204)	8	1	0
CDX.HY-37 5-Year Index		5.000	Quarterly	12/20/2026		1,056	57	(32)	25	5	0
CDX.HY-43 5-Year Index		5.000	Quarterly	12/20/2029		1,683	122	(22)	100	14	0
CDX.HY-44 5-Year Index		5.000	Quarterly	06/20/2030		198	5	7	12	2	0
CDX.HY-45 5-Year Index		5.000	Quarterly	12/20/2030		12,623	955	(269)	686	113	0
CDX.HY-46 5-Year Index		5.000	Quarterly	06/20/2031		3,800	149	39	188	35	0
CDX.IG-45 5-Year Index		1.000	Quarterly	12/20/2030		11,470	257	(50)	207	22	0
CDX.iTraxx Crossover 44 5-Year Index		1.000	Quarterly	12/20/2030	EUR	5,120	133	(44)	89	6	0

							$1,576	$(262)	$1,314	$214	$(1)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	24,600	$(542)	$68	$(474)	$51	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		34,380	(469)	(997)	(1,466)	110	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		200	(1)	12	11	0	(1)
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		3,030	9	136	145	0	(13)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		180	1	11	12	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	180,000	(11)	(4)	(15)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		430,000	96	5	101	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		4,351,000	1,273	(10)	1,263	0	(28)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		2,200,000	370	41	411	0	(19)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		541,400	268	27	295	0	(8)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		1,130,000	515	44	559	0	(22)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		192,000	75	4	79	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		258,000	429	20	449	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		46,000	69	3	72	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	0.940	Semi-Annual	06/08/2026		$1,100	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		8,200	76	(14)	62	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026		11,200	(915)	862	(53)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026		1,100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		12,400	114	(327)	(213)	0	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.740	Semi-Annual	12/16/2026	400	(18)	23	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027	900	(1)	(20)	(21)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	1,000	(2)	(23)	(25)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027	3,500	(1)	92	91	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	500	0	(13)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	15,500	(36)	(337)	(373)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	1,100	(2)	(24)	(26)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027	2,600	(1)	66	65	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027	10,200	(27)	(203)	(230)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027	700	(1)	(14)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	1,200	(2)	(19)	(21)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	2,630	88	60	148	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027	1,790	0	45	45	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	5,100	(37)	(45)	(82)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.955	Annual	10/04/2027	1,100	(8)	(9)	(17)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	660	47	(26)	21	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	500	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.235	Semi-Annual	05/12/2028	400	(1)	23	22	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	3,213	(130)	(100)	(230)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028	1,300	(111)	150	39	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	29,180	204	206	410	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	1,100	(8)	12	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	800	(1)	(51)	(52)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.510	Annual	11/30/2028	430	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	750	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	3,066	60	(238)	(178)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	14,450	74	(137)	(63)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029	578	0	39	39	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029	2,100	(6)	(124)	(130)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	300	0	(20)	(20)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	500	(1)	(31)	(32)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	1,200	(3)	15	12	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	400	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	760	0	6	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	1,100	(35)	14	(21)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	4,690	225	256	481	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	1,866	115	23	138	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	14,400	(257)	219	(38)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	800	(71)	119	48	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	800	(45)	108	63	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	68,730	(601)	189	(412)	0	(65)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	4,920	467	(174)	293	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	2,800	(205)	427	222	0	(2)

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	1,600	(145)	256	111	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	900	(3)	(1)	(4)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	800	(3)	(4)	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	1,400	(3)	(10)	(13)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	800	(74)	130	56	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.430	Semi-Annual	03/17/2030	800	(42)	114	72	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	12,000	505	(244)	261	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	24,800	(996)	3,473	2,477	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	910	5	13	18	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	16,590	153	370	523	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	1,300	(5)	(6)	(11)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	200	(1)	2	1	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030	15,840	52	105	157	0	(16)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030	880	0	8	8	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.369	Annual	08/31/2030	870	0	7	7	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030	330	0	2	2	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.422	Annual	08/31/2030	440	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030	20,420	(258)	150	(108)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	719	4	85	89	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030	9,680	(188)	128	(60)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	4,570	246	(222)	24	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031	3,460	(25)	44	19	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	320	(15)	6	(9)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	550	0	12	12	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	880	0	14	14	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	4,400	274	380	654	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	6,495	(498)	(469)	(967)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	49,300	456	(603)	(147)	0	(54)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	1,790	0	39	39	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031	800	(3)	102	99	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	900	(4)	117	113	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	600	(1)	(73)	(74)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	600	(1)	(72)	(73)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	400	(1)	(49)	(50)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031	7,000	(143)	903	760	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	24,620	(294)	173	(121)	0	(28)
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	400	(1)	(47)	(48)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	500	(1)	(61)	(62)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	400	(1)	(46)	(47)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032	900	(6)	(89)	(95)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	700	(3)	(70)	(73)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	10,100	393	(166)	227	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	2,400	(12)	(283)	(295)	2	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2026 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	1,200	(6)	(138)	(144)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	15,070	(15)	(29)	(44)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032	300	3	23	26	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	1,980	75	237	312	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	2,170	(188)	(154)	(342)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	4,010	(173)	(331)	(504)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	2,108	176	90	266	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032	1,410	18	25	43	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032	15,050	(230)	196	(34)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	13,520	(231)	196	(35)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	11,180	1,312	(120)	1,192	0	(12)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033	330	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033	400	(2)	(6)	(8)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	500	(2)	(7)	(9)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	400	(2)	(7)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	500	(2)	(8)	(10)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033	500	(2)	(7)	(9)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	500	(2)	(11)	(13)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	1,000	(4)	(12)	(16)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033	18,407	(264)	232	(32)	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	45,500	440	456	896	0	(51)
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033	600	(2)	(13)	(15)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	19,440	(70)	172	102	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033	1,300	(6)	(38)	(44)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033	890	16	(3)	13	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	3,995	60	160	220	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	900	(4)	(13)	(17)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033	400	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	400	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	200	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	1,000	(3)	13	10	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	800	(3)	14	11	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	800	(3)	26	23	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	600	(2)	19	17	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	800	(3)	18	15	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	400	(1)	13	12	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	400	(2)	13	11	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	300	(1)	10	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	400	(1)	14	13	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	200	(1)	8	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	200	(1)	8	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033	200	(1)	10	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033	200	(1)	11	10	0	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2026 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	400	(2)	22	20	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	400	(2)	(12)	(14)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	400	(2)	(6)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	400	(2)	(3)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	1,560	(76)	48	(28)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	400	(2)	(1)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	200	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	200	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	400	(2)	5	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	400	(2)	4	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	400	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	200	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	200	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	400	(2)	(1)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	400	(2)	0	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	200	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	800	(4)	9	5	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	400	(2)	(1)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	400	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	400	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034	200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	400	(1)	9	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	400	(2)	10	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034	400	(1)	11	10	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034	700	(2)	18	16	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	400	(1)	9	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	1,300	(4)	32	28	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	400	(1)	11	10	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034	700	(2)	23	21	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	3,290	(92)	75	(17)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	700	(2)	(8)	(10)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	400	(1)	(7)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	900	(3)	(2)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	700	(2)	(2)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	500	(2)	0	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	500	(2)	2	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	500	(2)	8	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	500	(2)	6	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	500	(2)	7	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	500	(2)	11	9	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	700	(2)	14	12	0	(1)

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	300	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	500	(2)	13	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	700	(2)	16	14	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	500	(2)	12	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	500	(2)	10	8	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	500	(2)	12	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	500	(2)	11	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	500	(2)	10	8	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	1,000	(4)	20	16	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	300	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	1,100	(4)	21	17	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	500	(2)	8	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	1,000	(4)	27	23	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034	200	(1)	7	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	500	(2)	17	15	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	250	(1)	12	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	800	(3)	36	33	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	500	(2)	24	22	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	500	(2)	24	22	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034	500	(2)	(12)	(14)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034	500	(2)	(15)	(17)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034	500	(2)	(14)	(16)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034	500	(1)	(13)	(14)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034	500	(1)	(12)	(13)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034	500	(2)	(10)	(12)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034	1,100	(4)	(25)	(29)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034	900	(3)	(19)	(22)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034	900	(3)	(21)	(24)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034	900	(3)	(20)	(23)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034	900	(3)	(22)	(25)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034	3,100	(11)	(58)	(69)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034	1,800	(6)	(31)	(37)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034	600	(2)	5	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034	900	(4)	3	(1)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034	300	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	210	5	(6)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	600	(2)	4	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035	300	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035	600	(2)	6	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035	900	(2)	7	5	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035	900	(2)	16	14	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035	600	(2)	14	12	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035	300	(1)	8	7	0	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2026 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035	600	(2)	15	13	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	300	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	600	(2)	(2)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035	300	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	600	(2)	(1)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	600	(2)	(2)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	1,000	(3)	(9)	(12)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	1,200	(4)	(6)	(10)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035	1,200	(6)	(5)	(11)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	900	23	24	47	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035	600	(2)	17	15	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	3,400	(29)	57	28	0	(3)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.712	Annual	11/15/2035	450	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	1,020	(16)	24	8	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	02/15/2036	390	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036	870	0	8	8	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.066	Annual	02/15/2046	180	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.076	Annual	02/15/2046	360	0	4	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.910	Semi-Annual	10/17/2049	300	(65)	180	115	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.895	Semi-Annual	10/18/2049	300	(64)	180	116	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049	270	0	34	34	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049	270	0	30	30	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049	140	0	14	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/11/2049	2,200	(658)	1,384	726	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050	3,000	(443)	1,745	1,302	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050	1,200	(251)	726	475	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050	900	(274)	578	304	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051	400	(4)	(182)	(186)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051	2,000	373	625	998	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051	500	(7)	218	211	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/15/2051	4,000	76	(1,608)	(1,532)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052	100	(1)	(41)	(42)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052	100	(1)	(40)	(41)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	200	(2)	(33)	(35)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053	300	(2)	(38)	(40)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053	390	(4)	60	56	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	11/15/2053	1,000	21	10	31	3	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053	110	0	3	3	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053	110	0	3	3	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053	110	0	3	3	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.082	Annual	11/15/2053	100	0	1	1	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.083	Annual	11/15/2053	220	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.085	Annual	11/15/2053	3,068	5	35	40	10	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2026 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		200	(2)	(18)	(20)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		3,900	387	47	434	15	0
Receive	1-Day USD-SOFR Compounded-OIS	4.052	Annual	02/15/2056		180	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.059	Annual	02/15/2056		180	0	2	2	1	0
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027	BRL	4,400	0	(75)	(75)	1	0
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		1,100	0	(19)	(19)	0	0
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		4,600	0	(78)	(78)	1	0
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		3,270	0	(47)	(47)	1	0
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		8,600	0	(144)	(144)	2	0
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		9,900	0	(142)	(142)	3	0
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		2,100	0	(35)	(35)	1	0
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		5,020	0	(70)	(70)	1	0
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		8,380	0	(117)	(117)	2	0
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		15,050	0	(210)	(210)	4	0
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		11,730	0	(163)	(163)	3	0
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		1,690	0	(23)	(23)	0	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		11,720	0	(159)	(159)	3	0
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		9,670	0	(128)	(128)	3	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		800	0	(12)	(12)	0	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		400	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		400	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		200	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		900	0	(10)	(10)	0	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		2,200	0	(21)	(21)	1	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		16,300	1	(30)	(29)	0	(1)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		11,800	0	(14)	(14)	3	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		10,700	(1)	(49)	(50)	0	(6)
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		21,400	2	(59)	(57)	25	0
Pay	1-Year BRL-CDI	12.800	Maturity	01/02/2031		36,600	(3)	(170)	(173)	49	0
Pay	1-Year BRL-CDI	12.841	Maturity	01/02/2031		13,300	0	(60)	(60)	18	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2031		600	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	13.255	Maturity	01/02/2031		4,900	(1)	(16)	(17)	0	(1)
Pay	1-Year BRL-CDI	13.350	Maturity	01/02/2031		1,400	0	(2)	(2)	2	0
Pay	1-Year BRL-CDI	13.435	Maturity	01/02/2031		450	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.440	Maturity	01/02/2031		450	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.520	Maturity	01/02/2031		4,300	0	(3)	(3)	6	0
Pay	1-Year BRL-CDI	13.560	Maturity	01/02/2031		2,200	0	(2)	(2)	3	0
Pay	1-Year BRL-CDI	13.670	Maturity	01/02/2031		500	0	0	0	1	0
Pay	1-Year BRL-CDI	13.681	Maturity	01/02/2031		9,000	(5)	7	2	13	0
Pay	1-Year BRL-CDI	13.694	Maturity	01/02/2031		5,000	0	1	1	7	0
Pay	1-Year BRL-CDI	13.698	Maturity	01/02/2031		2,000	0	0	0	3	0
Pay	1-Year BRL-CDI	13.725	Maturity	01/02/2031		300	0	0	0	1	0
Pay	1-Year BRL-CDI	13.899	Maturity	01/02/2031		5,700	0	6	6	8	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	3,800	23	69	92	4	0
Pay	3-Month ZAR-JIBAR	6.770	Quarterly	03/10/2028	ZAR	3,900	0	(2)	(2)	1	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028		7,100	0	10	10	2	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		1,900	0	3	3	0	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		7,100	0	11	11	2	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		2,800	0	4	4	1	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		4,800	0	7	7	1	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		4,900	0	8	8	1	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		5,600	0	9	9	1	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		10,000	0	14	14	2	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		2,500	0	4	4	1	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		3,500	0	5	5	1	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		2,600	0	4	4	1	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		10,600	0	15	15	2	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		1,500	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.000	Quarterly	01/03/2031		2,700	0	3	3	1	0
Pay	3-Month ZAR-JIBAR	8.001	Quarterly	01/06/2031		2,700	0	3	3	1	0
Pay	3-Month ZAR-JIBAR	8.010	Quarterly	01/07/2031		2,700	0	3	3	1	0
Pay	3-Month ZAR-JIBAR	8.030	Quarterly	01/07/2031		2,700	0	3	3	1	0
Pay	3-Month ZAR-JIBAR	8.053	Quarterly	01/07/2031		2,700	0	3	3	1	0
Pay	3-Month ZAR-JIBAR	8.058	Quarterly	01/07/2031		2,700	0	3	3	1	0
Pay	3-Month ZAR-JIBAR	8.063	Quarterly	01/08/2031		2,600	0	3	3	1	0
Pay	3-Month ZAR-JIBAR	8.080	Quarterly	01/08/2031		9,100	0	11	11	4	0
Pay	3-Month ZAR-JIBAR	8.203	Quarterly	01/10/2031		2,600	0	4	4	1	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	13,870	1,320	(1,383)	(63)	0	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,090	126	(140)	(14)	0	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029		17,700	183	(533)	(350)	76	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		4,200	(7)	(81)	(88)	31	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		5,300	(20)	(101)	(121)	42	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		2,100	28	(80)	(52)	17	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		29,550	395	(1,165)	(770)	258	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2026 (Unaudited)

Pay	6-Month CLP-CHILIBOR	4.000	Semi-Annual	09/17/2030		14,200	146	(495)	(349)	75	0
Pay	6-Month CZK-PRIBOR	4.480	Annual	03/11/2036	CZK	900	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028	EUR	500	(1)	13	12	1	0
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/16/2029		500	(1)	9	8	1	0
Pay	6-Month EUR-EURIBOR	2.780	Annual	05/02/2029		500	(1)	9	8	1	0
Pay	6-Month EUR-EURIBOR	2.827	Annual	05/06/2029		500	(1)	10	9	1	0
Pay	6-Month EUR-EURIBOR	2.950	Annual	06/12/2029		400	(1)	10	9	1	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	08/14/2029		400	(1)	(3)	(4)	0	(1)
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		500	(1)	5	4	0	(2)
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		500	(1)	10	9	0	(2)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		600	(1)	4	3	0	(2)
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		42,500	11	(1,010)	(999)	213	0
Pay	6-Month EUR-EURIBOR	2.000	Annual	09/21/2032		1,920	(4)	(95)	(99)	11	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		300	(1)	14	13	2	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		800	(3)	28	25	6	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		300	(1)	(4)	(5)	2	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		300	(1)	(4)	(5)	2	0
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		300	(1)	7	6	0	(2)
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		300	(1)	7	6	0	(2)
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		1,000	(3)	(49)	(52)	8	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		300	(1)	(15)	(16)	2	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		300	(1)	(10)	(11)	2	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		300	(1)	(13)	(14)	2	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		400	(1)	(14)	(15)	3	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		300	(1)	10	9	0	(2)
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		300	(1)	10	9	0	(2)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		2,210	(37)	(43)	(80)	20	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		200	(13)	127	114	0	(1)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		400	(63)	274	211	0	(2)
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		12,500	132	1,412	1,544	15	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		10,780	206	66	272	0	(120)
Pay	28-Day MXN-TIIE	8.990	Lunar	12/18/2029	MXN	4,600	0	9	9	1	0
Pay	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		5,600	0	12	12	1	0
Pay	28-Day MXN-TIIE	9.150	Lunar	12/31/2029		8,000	0	18	18	2	0
Pay	28-Day MXN-TIIE	9.108	Lunar	03/13/2030		21,100	0	45	45	4	0
Pay	CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		$7,900	134	5	139	17	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	300	0	(53)	(53)	0	(3)
Pay	UKRPI	4.055	Maturity	09/15/2031		400	2	(69)	(67)	0	(4)
Pay	UKRPI	4.066	Maturity	09/15/2031		700	(9)	(107)	(116)	0	(6)
Pay	UKRPI	4.020	Maturity	10/15/2031		400	(2)	(66)	(68)	0	(3)
Pay	UKRPI	4.140	Maturity	10/15/2031		1,000	(3)	(148)	(151)	0	(9)
Pay	UKRPI	4.400	Maturity	10/15/2031		500	4	(60)	(56)	0	(4)
Pay	UKRPI	4.250	Maturity	11/15/2031		900	(8)	(106)	(114)	0	(6)

							$2,467	$4,632	$7,099	$1,321	$(837)

Total Swap Agreements							$4,122	$4,325	$8,447	$1,535	$(838)

(l)

Securities with an aggregate market value of $11,543 and cash of $11,999 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2026 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)			This instrument has a forward starting effective date.
(m)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	04/2026	CAD	10,775		$7,866	$120	$0
	04/2026	SGD	11		9	0	0
BOA	04/2026	BRL	2,000		383	0	(3)
	04/2026	CNH	2,400		348	0	(1)
	04/2026	EUR	7,750		9,027	69	0
	04/2026	INR	87,851		936	8	0
	04/2026	JPY	130,691		819	0	(4)
	04/2026	KRW	262,484		179	5	0
	04/2026	NZD	3,764		2,243	80	0
	04/2026	PLN	1,901		514	2	0
	04/2026		$381	BRL	2,000	5	0
	04/2026		120	CNH	827	0	0
	04/2026		66,389	EUR	57,765	378	0
	04/2026		2,649	GBP	1,980	0	(28)
	04/2026		471	ILS	1,453	0	(9)
	04/2026		936	INR	88,008	1	0
	04/2026		2	JPY	295	0	0
	04/2026		138	MXN	2,551	4	0
	05/2026	EUR	57,765		$66,492	0	(377)
	05/2026		$819	JPY	130,298	4	0
	06/2026	ILS	4,226		$1,369	22	0
	06/2026	MXN	12,343		689	4	0
	06/2026		$31	BRL	167	0	0
	06/2026		171	ILS	534	0	(1)
	07/2026	BRL	1,600		$276	0	(26)
	10/2026		2,100		384	0	(4)
BPS	04/2026		24,872		4,658	0	(144)
	04/2026	CAD	497		367	9	0
	04/2026	CNH	828		120	0	0
	04/2026	EUR	49,102		58,053	1,298	0
	04/2026	ILS	3,346		1,084	19	0
	04/2026	KRW	1,300,829		873	9	(1)
	04/2026	PLN	721		194	0	(1)
	04/2026	THB	90,223		2,793	55	(1)
	04/2026		$1,062	AUD	1,489	0	(35)
	04/2026		4,737	BRL	24,872	64	0
	04/2026		4,204	IDR	71,135,272	0	(14)
	04/2026		626	ILS	1,983	5	0
	04/2026		296	INR	27,334	0	(7)
	04/2026		491	KRW	732,993	1	(4)
	04/2026		1,328	PLN	4,789	0	(38)
	04/2026		1	THB	35	0	0
	04/2026		2,178	TWD	69,596	0	(6)
	04/2026	ZAR	19,629		$1,159	1	0
	05/2026	ILS	1,981		626	0	(5)
	05/2026	INR	184,032		1,945	0	(8)
	05/2026	TWD	42,148		1,308	0	(6)
	05/2026		$760	BRL	3,989	6	0
	05/2026		974	IDR	16,587,481	2	0
	05/2026		116	KWD	35	0	(2)
	05/2026		192	THB	6,303	0	0
	06/2026	IDR	4,052,396		$241	3	0
	06/2026		$797	BRL	4,234	10	0
	06/2026		482	IDR	8,129,084	0	(4)
	06/2026		84	KWD	26	0	(1)
	06/2026		118	TWD	3,776	0	0
	07/2026	BRL	32,000		$5,627	0	(426)
	07/2026		$1,853	BRL	9,954	30	0
	07/2026		52	KWD	16	0	(1)
	10/2026	BRL	14,600		$2,663	0	(39)
	06/2027		$41	KWD	12	0	(1)
	05/2029	KWD	174		$600	29	0
	07/2029		23		80	4	0
	05/2030		130		447	20	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2026 (Unaudited)

	08/2030		39		133	3	0
	01/2031		22		75	2	0
BRC	04/2026	CAD	14		10	0	0
	04/2026	TRY	180,127		3,916	0	(59)
	04/2026		$257	PLN	926	0	(8)
	04/2026		1,044	SEK	9,476	0	(43)
	04/2026		8,195	TRY	372,794	92	0
	04/2026		2,793	ZAR	45,707	0	(96)
	05/2026	TRY	42,169		$904	0	(6)
	05/2026		$10	CAD	14	0	0
	06/2026	ILS	876		$285	6	0
BSH	04/2026	BRL	29,600		5,516	0	(198)
	04/2026	JPY	722,372		4,525	0	(27)
	04/2026		$5,700	BRL	29,600	15	0
	04/2026		21,090	GBP	15,843	0	(120)
	04/2026		7,625	NZD	13,208	0	(35)
	04/2026		3,158	PLN	11,421	0	(81)
	05/2026	GBP	15,843		$21,089	120	0
	05/2026	NZD	13,208		7,633	36	0
	05/2026	PEN	1,914		539	0	(10)
	05/2026		$4,525	JPY	720,195	27	0
	07/2026	BRL	13,000		$2,230	0	(229)
	07/2026	PEN	11,486		3,409	127	0
	10/2026	BRL	31,600		5,833	0	(16)
CBK	04/2026	CNH	827		120	0	0
	04/2026	COP	4,551,361		1,196	0	(42)
	04/2026	EUR	2,638		3,060	11	0
	04/2026	GBP	1,662		2,223	23	0
	04/2026	INR	670,486		7,174	93	0
	04/2026	NOK	995		102	0	(1)
	04/2026	SEK	1,880		202	3	0
	04/2026	THB	65		2	0	0
	04/2026	TWD	3,746		117	0	0
	04/2026		$367	CNH	2,527	0	0
	04/2026		1,163	GBP	867	0	(15)
	04/2026		17,218	INR	1,587,157	14	(417)
	04/2026	ZAR	1,192		$70	0	0
	06/2026	COP	8,144,406		2,155	0	(26)
	06/2026	ILS	804		261	5	0
	06/2026		$261	IDR	4,379,476	0	(3)
	06/2026		1,193	MXN	21,093	0	(23)
	08/2026	COP	10,199,414		$2,683	0	(9)
	09/2026	PEN	2,931		848	12	0
	09/2026		$282	MXN	5,038	0	(5)
	11/2026	PEN	3,481		$1,018	29	0
DUB	04/2026	CNH	898		131	1	0
	04/2026	ILS	6,752		2,181	33	0
	04/2026	INR	267,493		2,840	19	(4)
	04/2026		$5,431	AUD	7,917	31	0
	04/2026		65	CNH	453	0	0
	04/2026		3,111	INR	293,216	21	(15)
	04/2026		12,357	SGD	15,784	0	(80)
	04/2026		853	THB	27,846	0	(7)
	05/2026	AUD	7,917		$5,429	0	(31)
	05/2026	CNH	452		66	0	0
	05/2026	SGD	15,749		12,357	79	0
	06/2026	KZT	22,744		44	0	(2)
	06/2026	THB	27,789		853	5	0
	06/2026	TWD	22,631		711	7	0
	07/2026	PEN	2,123		628	21	0
FAR	04/2026	AUD	11,795		8,376	238	0
	04/2026	CHF	2,156		2,793	97	0
	04/2026	GBP	17,620		23,811	490	0
	04/2026	JPY	899,419		5,635	0	(32)
	04/2026		$2,006	CHF	1,599	0	(7)
	04/2026		4,059	JPY	634,129	0	(63)
	04/2026		286	PLN	1,031	0	(8)
	04/2026		67	SGD	85	0	0
	05/2026	CHF	1,593		$2,006	7	0
	05/2026	ILS	3,294		1,041	0	(8)
	05/2026	SGD	85		67	0	0
	05/2026		$5,635	JPY	896,702	32	0
	06/2026	ILS	2,922		$948	17	0
	06/2026	PEN	4,992		1,460	31	0
	06/2026		$1,001	MXN	17,447	0	(34)
	09/2026	PEN	12,106		$3,595	145	0
	09/2026		$229	MXN	4,036	0	(7)
GLM	04/2026	BRL	140,654		$25,860	0	(1,294)
	04/2026	ILS	3,622		1,165	13	0
	04/2026	INR	9,071		99	4	0
	04/2026	KZT	16,410		34	0	0
	04/2026	SGD	529		416	5	0
	04/2026		$26,381	BRL	140,654	773	0
	04/2026		329	CNH	2,257	0	(1)
	04/2026		113	IDR	1,903,036	0	(1)
	04/2026		305	INR	28,237	0	(7)

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2026 (Unaudited)

04/2026	1,172	MXN	21,603	33	0
04/2026	476	THB	15,630	0	(2)
06/2026	BRL	1	$0	0	0
06/2026	IDR	5,708,121	339	3	0
06/2026	MXN	2,387	134	2	0
06/2026	THB	15,603	476	0	0
06/2026	$94	BRL	500	1	0
06/2026	593	IDR	10,043,989	0	(3)
06/2026	2,091	MXN	36,424	0	(71)
07/2026	BRL	61,500	$10,927	0	(706)
07/2026	$17,037	BRL	92,227	408	0
08/2026	NGN	47,250	$30	0	(2)
10/2026	BRL	13,000	2,278	0	(128)
JPM	04/2026	15,200	2,565	0	(370)
04/2026	CNH	1,588	230	0	(1)
04/2026	INR	139,011	1,479	10	0
04/2026	PLN	4,130	1,125	14	(2)
04/2026	SGD	15,330	12,164	241	0
04/2026	$2,890	BRL	15,200	44	0
04/2026	69	CNH	477	0	0
04/2026	2,025	EUR	1,725	0	(31)
04/2026	1,478	INR	139,249	3	0
04/2026	6,653	MXN	119,355	12	(13)
04/2026	6,956	ZAR	116,153	0	(101)
04/2026	ZAR	32,879	$1,936	3	(7)
05/2026	AUD	907	622	0	(4)
05/2026	CNH	476	69	0	0
06/2026	ILS	2,042	661	10	0
06/2026	MXN	14,356	800	4	0
06/2026	$163	ILS	506	0	(2)
07/2026	BRL	30,000	$5,343	0	(332)
10/2026	4,100	747	0	(12)
MBC	04/2026	CHF	294	372	4	0
04/2026	GBP	812	1,076	2	0
04/2026	JPY	278,024	1,739	0	(13)
04/2026	KRW	1,157,500	791	21	0
04/2026	SEK	4,310	459	4	0
04/2026	THB	29,238	918	31	0
04/2026	$1,656	AUD	2,389	0	(7)
04/2026	1,085	CHF	850	0	(22)
04/2026	1,875	GBP	1,404	0	(16)
04/2026	5,724	JPY	894,198	1	(91)
04/2026	351	MXN	6,475	10	0
04/2026	102	NOK	994	1	0
05/2026	GBP	845	$1,119	0	0
05/2026	NOK	994	102	0	(1)
05/2026	$647	EUR	563	5	0
05/2026	1,739	JPY	277,184	13	0
06/2026	MXN	1,569	$87	0	0
MYI	04/2026	PLN	390	110	5	0
04/2026	$21	JPY	3,265	0	0
NGF	04/2026	543	TRY	24,960	13	0
SCX	04/2026	NZD	9,444	$5,646	219	0
04/2026	THB	2,372	74	3	0
04/2026	$8,152	CAD	11,286	0	(38)
04/2026	1,745	INR	158,885	0	(67)
04/2026	3,197	JPY	498,717	0	(54)
04/2026	429	PLN	1,553	0	(11)
05/2026	CAD	11,271	$8,152	38	0
06/2026	$1,245	IDR	21,020,739	0	(10)
07/2026	COP	2,337,142	$607	0	(14)
11/2026	NGN	32,350	20	0	(2)
UAG	04/2026	PLN	1,861	506	4	0
04/2026	$674	COP	2,504,437	8	0
04/2026	2,512	PLN	9,064	0	(70)
05/2026	TRY	1,862	$40	0	0
06/2026	COP	2,541,384	674	0	(7)
06/2026	ILS	3,623	1,174	19	0
06/2026	MXN	2,002	112	1	0
06/2026	$1,591	MXN	27,797	0	(50)

Total Forward Foreign Currency Contracts	$6,144	$(6,527)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

UAG	Call - OTC USD versus TRY	TRY	49.990	05/01/2026	400	$(6)	$(3)

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2026 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index		Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount(1)	Premiums (Received)		Market Value

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Receive	3.600%	04/16/2026		1,500	$(4)		$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Pay	3.900	04/16/2026		1,500	(5)		(8)
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR		Receive	2.540	04/16/2026		400	(1)		0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR		Pay	2.920	04/16/2026		400	(1)		(2)

									$(11)		$(11)

Total Written Options									$(17)		$(14)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Colombia Government International Bonds	1.000%	Quarterly	12/20/2027	1.208%		$300	$(27)	$26	$0	$(1)
BRC	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.869		200	(9)	9	0	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.600		100	(2)	3	1	0
CBK	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040		400	(14)	14	0	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2027	0.387		700	(4)	9	5	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.710		1,400	(19)	35	16	0
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—◆		330	0	2	2	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—◆		141	0	1	1	0
GST	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040		400	(15)	15	0	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.208		200	(18)	17	0	(1)
	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.663		300	(8)	12	4	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662		400	(3)	2	0	(1)
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.728		100	(4)	4	0	0
JPM	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.710		1,400	(15)	31	16	0
MYC	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040		300	(11)	11	0	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.208		400	(36)	35	0	(1)
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.600		300	(5)	9	4	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.663		200	(5)	8	3	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.669		200	(2)	4	2	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.728		700	(31)	33	2	0

								$(228)	$280	$56	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index		5.000%	Quarterly	12/20/2030	EUR	1,200	$274	$(34)	$240	$0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index		5.000	Quarterly	12/20/2030		500	115	(15)	100	0
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index		5.000	Quarterly	12/20/2030		200	45	(5)	40	0
GST	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059		$11,359	(247)	262	15	0
	CMBX.NA.AAA.13 Index		0.500	Monthly	12/16/2072		15,100	23	29	52	0
	CMBX.NA.AAA.9 Index		0.500	Monthly	09/17/2058		296	(12)	12	0	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index		5.000	Quarterly	12/20/2030	EUR	900	206	(26)	180	0
SAL	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059		$1,591	1	1	2	0
	CMBX.NA.AAA.11 Index		0.500	Monthly	11/18/2054		200	1	0	1	0
	CMBX.NA.AAA.12 Index		0.500	Monthly	08/17/2061		9,775	(40)	72	32	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2026 (Unaudited)

CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	11,200	0	39	39	0

$366	$335	$701	$0

Total Swap Agreements	$138	$615	$757	$(4)

(n)

Securities with an aggregate market value of $2,067 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Loan Participations and Assignments	$0	$6,451	$8,363	$14,814
Corporate Bonds & Notes
Banking & Finance	0	43,859	0	43,859
Industrials	0	63,497	0	63,497
Utilities	0	16,009	0	16,009
Convertible Bonds & Notes
Banking & Finance	0	46	0	46
U.S. Government Agencies	0	624,994	0	624,994
U.S. Treasury Obligations	0	142,077	0	142,077
Non-Agency Mortgage-Backed Securities	0	215,509	0	215,509
Asset-Backed Securities
Automobile ABS Other	0	3,981	0	3,981
Automobile Sequential	0	10,699	0	10,699
CMBS Other	0	25,315	0	25,315
Home Equity Other	0	153,749	0	153,749
Whole Loan Collateral	0	27,726	0	27,726
Other ABS	0	187,848	0	187,848
Sovereign Issues	0	119,189	0	119,189
Common Stocks
Communication Services	415	0	491	906
Financials	1	19	0	20
Health Care	0	0	985	985
Industrials	0	0	73	73
Real Estate	0	8	0	8
Warrants
Communication Services	0	4	0	4
Preferred Securities
Banking & Finance	0	1,626	14	1,640
Short-Term Instruments
Egypt Treasury Bills	0	65	0	65
Nigeria Treasury Bills	0	4,579	0	4,579
Turkey Treasury Bills	0	871	0	871
U.S. Treasury Bills	0	394	0	394

$416	$1,648,515	$9,926	$1,658,857
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,038	$0	$0	$5,038

Total Investments	$5,454	$1,648,515	$9,926	$1,663,895

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,835)	$0	$(2,835)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	440	2,209	0	2,649
Over the counter	0	6,898	3	6,901

$440	$9,107	$3	$9,550
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(102)	(990)	0	(1,092)
Over the counter	0	(6,545)	0	(6,545)

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2026 (Unaudited)

	$(102)	$(7,535)	$0	$(7,637)

Total Financial Derivative Instruments	$338	$1,572	$3	$1,913

Totals	$5,792	$1,647,252	$9,929	$1,662,973

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$477	$96,659	$(92,100)	$1	$1	$5,038	$60	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	CBK	Citibank N.A.	MYC	Morgan Stanley Bank, N.A.
BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	NZD	New Zealand Dollar
BRL	Brazilian Real	ILS	Israeli Shekel	PEN	Peruvian New Sol
CAD	Canadian Dollar	INR	Indian Rupee	PLN	Polish Zloty
CHF	Swiss Franc	JPY	Japanese Yen	SEK	Swedish Krona
CLP	Chilean Peso	KRW	South Korean Won	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	KZT	Kazakhstani Tenge	TRY	Turkish New Lira
CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar
EGP	Egyptian Pound	NGN	Nigerian Naira	USD (or $)	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BISTREFI	Turkish Lira Overnight Reference Rate	CMBX	Commercial Mortgage-Backed Index	SONIO	Sterling Overnight Interbank Average Rate
Bobl	Bundesobligation, the German word for federal government bond	EUR003M	3 Month EUR Swap Rate	TSFR1M	Term SOFR 1-Month
CDX.EM	Credit Derivatives Index - Emerging Markets	EUR006M	6 Month EUR Swap Rate	TSFR3M	Term SOFR 3-Month
CDX.HY	Credit Derivatives Index - High Yield	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index
CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate
ALT	Alternate Loan Trust	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBD	To-Be-Determined
BRL-CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	TBD%	Interest rate to be determined when loan settles or at the time of funding
CHILIBOR	Chile Interbank Offered Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 130.6% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		$166	$139
1.000% due 07/09/2029		4	3

Total Argentina (Cost $127)			142

AUSTRALIA 5.0%
CORPORATE BONDS & NOTES 0.9%
Commonwealth Bank of Australia 4.971% due 01/22/2030		$4,900	5,045

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Project Cashmere 4.543% due 12/30/2057 «(b)	AUD	8,400	5,796

SOVEREIGN ISSUES 3.0%
Australia Government Bonds 1.750% due 06/21/2051		50	17
New South Wales Treasury Corp.
1.750% due 03/20/2034		4,900	2,585
2.000% due 03/08/2033		4,100	2,295
Queensland Treasury Corp.
1.750% due 07/20/2034		1,600	831
2.000% due 08/22/2033		2,700	1,483
5.250% due 07/21/2036		2,200	1,470
South Australian Government Financing Authority 4.750% due 05/24/2035		1,100	716
Treasury Corp. of Victoria
2.000% due 09/17/2035		1,200	608
2.000% due 11/20/2037		4,700	2,193
2.250% due 09/15/2033		5,000	2,786
4.250% due 12/20/2032		1,200	780

			15,764

Total Australia (Cost $25,667)			26,605

BELGIUM 0.2%
CORPORATE BONDS & NOTES 0.2%
KBC Group NV 5.796% due 01/19/2029 •		$800	818

Total Belgium (Cost $800)			818

BULGARIA 0.2%
SOVEREIGN ISSUES 0.2%
Bulgaria Government International Bonds
3.375% due 07/18/2035	EUR	400	443
4.125% due 07/18/2045		800	866

Total Bulgaria (Cost $1,369)			1,309

CANADA 4.9%
CORPORATE BONDS & NOTES 1.1%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$62	59
Bank of Nova Scotia 0.010% due 09/14/2029	EUR	1,200	1,252
Canadian Imperial Bank of Commerce 4.876% due 01/14/2030		$3,700	3,795

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2026 (Unaudited)

Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	500	567

			5,673

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	27	20
2.867% due 02/12/2055 ~		1,000	694

			714

SOVEREIGN ISSUES 3.7%
Canada Government Bonds
1.750% due 12/01/2053		910	418
3.000% due 06/01/2034		2,300	1,612
3.250% due 12/01/2033		1,600	1,145
Canada Government Real Return Bonds 1.500% due 12/01/2044 (f)		571	393
Export Development Canada 7.130% due 03/11/2029	INR	84,800	877
Province of Ontario
3.500% due 01/27/2027	AUD	1,000	681
3.650% due 06/02/2033	CAD	8,800	6,346
Province of Quebec
3.600% due 09/01/2033		8,100	5,793
4.450% due 09/01/2034		400	300
PSP Capital, Inc. 4.500% due 09/05/2031	AUD	3,300	2,198

			19,763

Total Canada (Cost $26,336)			26,150

CAYMAN ISLANDS 2.9%
ASSET-BACKED SECURITIES 2.4%
AMMC CLO 24 Ltd. 4.868% due 01/20/2035 •		$1,300	1,300
Anchorage Capital CLO 20 Ltd. 4.768% due 01/20/2035 •		1,800	1,801
BDS Ltd. 5.144% due 12/16/2036 •		355	355
Carlyle Global Market Strategies CLO Ltd. 4.758% due 07/20/2034 •		1,300	1,301
CarVal CLO I Ltd. 4.901% due 07/16/2031 •		269	269
CIFC Funding Ltd. 4.880% due 10/24/2030 •		20	20
Gallatin CLO VIII Ltd. 5.024% due 07/15/2031 •		975	976
GPMT Ltd. 5.139% due 12/15/2036 •		910	909
KREF Ltd. 5.127% due 02/17/2039 •		689	689
LoanCore Issuer Ltd. 5.222% due 01/17/2037 •		291	290
MF1 Ltd. 5.027% due 02/19/2037 •		675	676
Northwoods Capital XII-B Ltd. 4.864% due 06/15/2031 •		347	347
OFSI BSL X Ltd. 4.938% due 04/20/2034 •		2,100	2,103
Sandstone Peak Ltd. 4.842% due 04/15/2038 •		1,000	998
Starwood Ltd. 4.994% due 04/18/2038 •		176	176
Venture 44 CLO Ltd. 4.808% due 10/20/2034 •		600	601

			12,811

CORPORATE BONDS & NOTES 0.4%
Foxconn Far East Ltd. 1.875% due 08/25/2028		1,400	1,293
Gaci First Investment Co. 5.250% due 01/29/2034		600	596
Sands China Ltd. 5.400% due 08/08/2028		500	504

			2,393

SOVEREIGN ISSUES 0.1%
KSA Sukuk Ltd. 5.268% due 10/25/2028		400	405

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2026 (Unaudited)

Total Cayman Islands (Cost $15,611)			15,609

CHILE 0.1%
SOVEREIGN ISSUES 0.1%
Chile Government International Bonds 4.850% due 01/22/2029		$600	608

Total Chile (Cost $600)			608

CHINA 9.0%
SOVEREIGN ISSUES 9.0%
China Development Bank
2.630% due 01/08/2034	CNY	126,910	19,414
2.820% due 05/22/2033		95,780	14,807
China Government Bonds
1.650% due 05/15/2035		28,900	4,143
1.920% due 01/15/2055		14,900	1,965
2.190% due 09/25/2054		20,000	2,795
3.530% due 10/18/2051		28,000	4,961

Total China (Cost $46,724)			48,085

COLOMBIA 1.0%
SOVEREIGN ISSUES 1.0%
Colombia TES
11.500% due 07/25/2046	COP	36,000	9
11.750% due 01/24/2035		1,276,800	317
12.000% due 03/13/2058		1,686,100	414
12.750% due 11/28/2040		7,484,600	1,984
13.250% due 02/09/2033		8,911,000	2,389

Total Colombia (Cost $5,396)			5,113

COSTA RICA 0.2%
SOVEREIGN ISSUES 0.2%
Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR	750	887
6.001% due 01/16/2036		250	298

Total Costa Rica (Cost $1,168)			1,185

DENMARK 0.2%
CORPORATE BONDS & NOTES 0.2%
Jyske Realkredit AS
1.500% due 10/01/2053	DKK	1,685	209
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		4,066	508
Realkredit Danmark AS
1.500% due 10/01/2053		2,297	283

Total Denmark (Cost $1,213)			1,000

EGYPT 0.1%
SOVEREIGN ISSUES 0.1%
Egypt Government Bonds 19.698% due 10/14/2030	EGP	26,400	476

Total Egypt (Cost $561)			476

FRANCE 4.3%
CORPORATE BONDS & NOTES 0.6%
BPCE SA 5.716% due 01/18/2030 •		$1,400	1,435
Credit Agricole SA 5.862% due 01/09/2036 •		1,800	1,855

			3,290

SOVEREIGN ISSUES 3.7%
French Republic Government Bonds OAT
2.750% due 02/25/2029	EUR	6,800	7,823

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2026 (Unaudited)

2.750% due 02/25/2030		10,400	11,899

			19,722

Total France (Cost $22,154)			23,012

HUNGARY 0.1%
SOVEREIGN ISSUES 0.1%
Hungary Government International Bonds 6.250% due 09/22/2032		$300	313

Total Hungary (Cost $299)			313

IRELAND 3.1%
ASSET-BACKED SECURITIES 2.9%
Bain Capital Euro CLO DAC 3.277% due 01/22/2038 •	EUR	900	1,040
Cairn CLO XI DAC 3.187% due 01/15/2040 •		1,200	1,386
Capital Four CLO IV DAC 3.175% due 04/15/2038 •		1,200	1,383
CVC Cordatus Opportunity Loan Fund-R DAC 2.824% due 08/15/2033 •		871	1,005
Dryden 27 R Euro CLO DAC 2.676% due 04/15/2033 •		320	370
Grosvenor Place CLO DAC 3.256% due 01/15/2039 •		1,300	1,503
Hayfin Emerald CLO XIV DAC 3.237% due 01/22/2039 •		2,600	3,005
Jubilee CLO DAC 2.666% due 04/15/2031 •		210	243
Man GLG Euro CLO V DAC 2.840% due 12/15/2031 •		21	25
Palmer Square European Loan Funding DAC 3.047% due 07/15/2035 •		1,100	1,272
Providus CLO VII DAC 3.181% due 07/15/2038 •		1,100	1,268
Rockford Tower Europe CLO DAC 3.271% due 08/29/2036 •		1,800	2,079
Sculptor European CLO VI DAC 3.066% due 10/15/2034 •		1,000	1,157

			15,736

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		$600	593
3.000% due 10/29/2028		600	578

			1,171

Total Ireland (Cost $16,547)			16,907

ISRAEL 0.3%
SOVEREIGN ISSUES 0.3%
Israel Government International Bonds
4.500% due 01/17/2033		$400	385
5.500% due 03/12/2034		1,200	1,217

Total Israel (Cost $1,592)			1,602

ITALY 0.5%
CORPORATE BONDS & NOTES 0.2%
Intesa Sanpaolo SpA 8.248% due 11/21/2033 •		$700	807

SOVEREIGN ISSUES 0.3%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		900	901

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2026 (Unaudited)

Republic of Italy Government International Bonds 6.000% due 08/04/2028	GBP	400	542

			1,443

Total Italy (Cost $2,258)			2,250

JAPAN 5.5%
CORPORATE BONDS & NOTES 0.6%
Mitsubishi UFJ Financial Group, Inc. 5.258% due 04/17/2030 •		$2,000	2,035
Sumitomo Mitsui Trust Bank Ltd. 4.350% due 09/11/2030		1,000	995

			3,030

SOVEREIGN ISSUES 4.9%
Japan Government CPI-Linked Bonds 0.100% due 03/10/2028 (f)	JPY	726,843	4,596
Japan Government Five Year Bonds 0.400% due 06/20/2029		300,000	1,823
Japan Government Forty Year Bonds 2.200% due 03/20/2064		440,000	1,922
Japan Government Thirty Year Bonds
0.500% due 09/20/2046		202,000	742
0.500% due 03/20/2049		428,000	1,438
0.700% due 12/20/2048		498,000	1,786
0.700% due 12/20/2050		160,000	536
0.700% due 03/20/2051		160,000	531
2.200% due 06/20/2054		283,300	1,329
2.300% due 12/20/2054		52,300	250
2.400% due 03/20/2055		4,000	19
3.200% due 09/20/2055		120,000	695
Japan Government Twenty Year Bonds
0.400% due 09/20/2040		70,000	312
1.200% due 09/20/2035		920,000	5,256
1.800% due 09/20/2044		180,000	915
2.000% due 12/20/2044		545,000	2,853
2.400% due 03/20/2045		217,000	1,208

			26,211

Total Japan (Cost $44,569)			29,241

KAZAKHSTAN 0.1%
SOVEREIGN ISSUES 0.1%
Development Bank of Kazakhstan JSC 18.400% due 10/16/2028	KZT	134,000	288

Total Kazakhstan (Cost $247)			288

KUWAIT 0.5%
SOVEREIGN ISSUES 0.5%
Kuwait International Government Bonds
4.016% due 10/09/2028		$1,300	1,282
4.136% due 10/09/2030		700	686
4.652% due 10/09/2035		900	866

Total Kuwait (Cost $2,900)			2,834

LUXEMBOURG 0.6%
SOVEREIGN ISSUES 0.6%
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$3,000	3,020

Total Luxembourg (Cost $2,993)			3,020

MALAYSIA 1.8%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.404% due 04/28/2061		$400	263
4.550% due 04/21/2050		200	172
4.800% due 04/21/2060		200	175

			610

SOVEREIGN ISSUES 1.7%
Malaysia Government Bonds
2.632% due 04/15/2031	MYR	2,700	644

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2026 (Unaudited)

3.519% due 04/20/2028		30,997	7,707
3.582% due 07/15/2032		530	131
Malaysia Government Investment Issue 4.193% due 10/07/2032		2,860	735

			9,217

Total Malaysia (Cost $8,793)			9,827

MEXICO 0.1%
SOVEREIGN ISSUES 0.1%
Mexico Government International Bonds
5.850% due 07/02/2032		$200	201
6.625% due 01/29/2038		200	204

Total Mexico (Cost $400)			405

MULTINATIONAL 0.0%
CORPORATE BONDS & NOTES 0.0%
Preferred Term Securities XVII Ltd./Preferred Term Securities XVII, Inc. 4.336% (US0003M + 0.400%) due 06/23/2035 ~		$219	213

Total Multinational (Cost $184)			213

NETHERLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
ABN AMRO Bank NV 5.515% due 12/03/2035 •		$900	913

Total Netherlands (Cost $900)			913

NEW ZEALAND 0.2%
CORPORATE BONDS & NOTES 0.2%
ASB Bank Ltd. 0.250% due 05/21/2031	EUR	1,331	1,324

SOVEREIGN ISSUES 0.0%
New Zealand Government Bonds 1.500% due 05/15/2031	NZD	400	201

Total New Zealand (Cost $1,657)			1,525

PERU 1.8%
CORPORATE BONDS & NOTES 0.1%
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	1,900	592

SOVEREIGN ISSUES 1.7%
Peru Government Bonds
6.850% due 08/12/2035		3,400	998
7.300% due 08/12/2033		10,500	3,306
7.600% due 08/12/2039		3,200	954
Peru Government International Bonds
2.780% due 12/01/2060		$700	371
5.400% due 08/12/2034	PEN	100	27
6.150% due 08/12/2032		5,000	1,503
6.900% due 08/12/2037		3,400	972
6.950% due 08/12/2031		2,241	698

			8,829

Total Peru (Cost $9,269)			9,421

POLAND 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Poland Government International Bonds
4.875% due 02/12/2030		$400	409
5.125% due 09/18/2034		900	906
5.375% due 02/12/2035		300	306

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2026 (Unaudited)

Total Poland (Cost $1,594)			1,621

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy 2.250% due 07/12/2031		$300	264

Total Qatar (Cost $298)			264

ROMANIA 0.8%
SOVEREIGN ISSUES 0.8%
Romania Government International Bonds
1.375% due 12/02/2029	EUR	140	145
1.750% due 07/13/2030		300	306
2.000% due 01/28/2032		100	96
2.124% due 07/16/2031		100	99
2.125% due 03/07/2028		400	449
5.000% due 09/27/2026		514	599
5.125% due 09/24/2031		900	1,033
5.250% due 03/10/2030		400	469
5.250% due 05/30/2032		500	571
6.625% due 09/27/2029		300	370

Total Romania (Cost $4,032)			4,137

SAUDI ARABIA 2.0%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 6.375% due 06/02/2055		$300	299

SOVEREIGN ISSUES 1.9%
Saudi Government International Bonds
3.250% due 10/22/2030		200	188
3.375% due 03/05/2032	EUR	600	673
3.750% due 03/05/2037		200	218
4.750% due 01/18/2028		$1,600	1,604
4.750% due 01/16/2030		4,800	4,801
4.875% due 07/18/2033		500	494
5.125% due 01/13/2028		1,400	1,415
5.375% due 01/13/2031		800	818

			10,211

Total Saudi Arabia (Cost $10,390)			10,510

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Serbia International Bonds
2.050% due 09/23/2036	EUR	500	438
6.000% due 06/12/2034		$700	702

Total Serbia (Cost $1,261)			1,140

SOUTH AFRICA 1.7%
SOVEREIGN ISSUES 1.7%
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	5,000	238
8.000% due 01/31/2030		26,200	1,532
8.750% due 02/28/2048		7,100	380
8.875% due 02/28/2035		115,500	6,708
10.500% due 12/21/2026		6,300	380

Total South Africa (Cost $8,769)			9,238

SOUTH KOREA 1.9%
SOVEREIGN ISSUES 1.9%
Korea Treasury Bonds
1.375% due 06/10/2030	KRW	1,811,520	1,074
2.375% due 12/10/2028		5,299,000	3,357
2.625% due 06/10/2028		9,018,720	5,782

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2026 (Unaudited)

Total South Korea (Cost $12,479)			10,213

SPAIN 4.0%
SOVEREIGN ISSUES 4.0%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	200	236
Spain Government Bonds
1.450% due 04/30/2029		466	518
2.400% due 05/31/2028		2,850	3,271
3.150% due 04/30/2035		4,210	4,766
3.200% due 10/31/2035		1,200	1,358
3.450% due 10/31/2034		7,360	8,556
3.500% due 05/31/2029		2,100	2,478

Total Spain (Cost $21,170)			21,183

SUPRANATIONAL 1.5%
SOVEREIGN ISSUES 1.5%
European Union
3.375% due 12/12/2035	EUR	3,700	4,267
3.750% due 10/12/2045		3,300	3,694

Total Supranational (Cost $8,286)			7,961

SWITZERLAND 0.6%
CORPORATE BONDS & NOTES 0.6%
UBS Group AG
3.091% due 05/14/2032 •		$500	459
3.869% due 01/12/2029 •		800	791
4.194% due 04/01/2031 •		1,200	1,174
5.617% due 09/13/2030 •		700	722

Total Switzerland (Cost $3,208)			3,146

THAILAND 1.0%
SOVEREIGN ISSUES 1.0%
Thailand Government Bonds
1.840% due 05/17/2036	THB	41,805	1,226
2.700% due 06/17/2040		108,100	3,228
2.980% due 06/17/2045		38,444	1,123

Total Thailand (Cost $6,122)			5,577

UNITED ARAB EMIRATES 0.5%
CORPORATE BONDS & NOTES 0.2%
Abu Dhabi Developmental Holding Co. PJSC
4.500% due 05/06/2030		$200	197
5.000% due 05/06/2035		200	195
MDGH GMTN RSC Ltd. 5.500% due 04/28/2033		400	406

			798

SOVEREIGN ISSUES 0.3%
Abu Dhabi Government International Bonds 5.500% due 04/30/2054		1,700	1,631

Total United Arab Emirates (Cost $2,465)			2,429

UNITED KINGDOM 7.9%
ASSET-BACKED SECURITIES 0.2%
Together Asset-Backed Securitisation 14 PLC 4.494% due 08/15/2066 ~	GBP	886	1,171

CORPORATE BONDS & NOTES 2.6%
Barclays PLC
4.918% due 08/08/2030 •	EUR	1,400	1,680
5.690% due 03/12/2030 •		$200	206
8.875% due 09/15/2027 •(g)(h)	GBP	200	272
HSBC Holdings PLC
4.041% due 03/13/2028 •		$1,000	996
4.583% due 06/19/2029 •		800	800
Lloyds Banking Group PLC
5.590% due 11/26/2035 •		1,400	1,425
7.875% due 06/27/2029 •(g)(h)	GBP	200	271

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2026 (Unaudited)

Nationwide Building Society 2.972% due 02/16/2028 •		$1,200	1,183
NatWest Group PLC 5.778% due 03/01/2035 •		2,000	2,068
Standard Chartered PLC
2.608% due 01/12/2028 •		1,400	1,379
6.187% due 07/06/2027 •		1,400	1,406
Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	1,600	1,704
6.750% due 01/15/2033		$300	268

			13,658

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%
Cheshire PLC 0.000% due 06/28/2048 •	GBP	894	1,182
Eurohome U.K. Mortgages PLC 4.015% due 06/15/2044 •		12	16
Eurosail-U.K. PLC 4.815% due 06/13/2045 •		58	77
Mansard Mortgages PLC 4.515% due 12/15/2049 •		24	31
Newgate Funding PLC
4.025% due 12/01/2050 •		89	117
4.865% due 12/15/2050 •		122	160
RMAC Securities No. 1 PLC 4.015% due 06/12/2044 •		188	245
Stratton Mortgage Funding PLC 4.895% due 06/20/2060 •		2,371	3,142
Towd Point Mortgage Funding - Granite 6 PLC 4.669% due 07/20/2053 •		749	992
Towd Point Mortgage Funding 3 PLC 5.145% due 02/20/2054 •		882	1,170

			7,132

SOVEREIGN ISSUES 3.8%
U.K. Gilts
0.625% due 10/22/2050		1,300	598
1.250% due 07/31/2051		2,100	1,164
1.500% due 07/31/2053		1,100	631
1.750% due 01/22/2049		1,300	886
3.250% due 01/22/2044		900	895
4.375% due 03/07/2030		11,000	14,535
5.250% due 01/31/2041		1,200	1,582

			20,291

Total United Kingdom (Cost $46,986)			42,252

UNITED STATES 62.1%
ASSET-BACKED SECURITIES 2.9%
ACE Securities Corp. Home Equity Loan Trust 4.073% due 07/25/2036 •		$826	639
Argent Mortgage Loan Trust 4.273% due 05/25/2035 •		773	716
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 4.553% due 02/25/2036 •		1,101	904
Citigroup Mortgage Loan Trust, Inc.
3.643% due 07/25/2035 •		866	843
4.113% due 12/25/2036 •		336	189
4.183% due 06/25/2037 •		548	548
4.313% due 03/25/2036 •		247	229
Countrywide Asset-Backed Certificates 4.073% due 03/25/2037 •		872	819
Countrywide Asset-Backed Certificates Trust
3.627% due 04/25/2035 •		94	93
4.053% due 12/25/2036 •		210	198
4.073% due 06/25/2035 •		178	165
4.073% due 06/25/2037 •		224	210
4.073% due 07/25/2037 •		149	138
4.073% due 06/25/2047 •		724	687
4.332% due 08/25/2035 ~		54	52
First Franklin Mortgage Loan Trust 3.908% due 07/25/2036 •		359	346
GSAMP Trust
4.438% due 11/25/2035 •		771	771
4.513% due 11/25/2035 •		1,000	881
Home Equity Mortgage Loan Asset-Backed Trust 4.033% due 04/25/2037 •		354	241
HSI Asset Securitization Corp. Trust 4.313% due 04/25/2037 •		550	275
Long Beach Mortgage Loan Trust 4.353% due 10/25/2034 •		10	10

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2026 (Unaudited)

Merrill Lynch Mortgage Investors Trust 4.093% due 08/25/2037 •		927	453
Morgan Stanley ABS Capital I, Inc. Trust 3.923% due 10/25/2036 •		78	71
Morgan Stanley Home Equity Loan Trust
3.893% due 12/25/2036 •		689	328
4.023% due 04/25/2037 •		542	277
Morgan Stanley Mortgage Loan Trust 6.419% due 09/25/2046 þ		126	25
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.228% due 03/25/2036 •		15	15
NovaStar Mortgage Funding Trust 4.053% due 03/25/2037 •		427	280
Option One Mortgage Loan Trust 4.073% due 01/25/2037 •		258	169
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		635	188
5.675% due 06/25/2037 þ		1,053	245
5.731% due 11/25/2036 þ		967	300
6.343% due 12/25/2032 •		88	77
Residential Asset Mortgage Products Trust
4.233% due 12/25/2035 •		163	150
4.248% due 12/25/2035 •		567	474
Residential Asset Securities Corporation Trust 4.043% due 11/25/2036 •		1,325	1,150
Saxon Asset Securities Trust 5.543% due 12/25/2037 •		251	226
SMB Private Education Loan Trust 5.122% due 02/16/2055 •		642	648
Soundview Home Loan Trust
3.943% due 06/25/2037 •		50	34
4.293% due 11/25/2036 •		815	783
Structured Asset Investment Loan Trust
4.053% due 07/25/2036 •		268	198
4.413% due 01/25/2036 •		541	515
Terwin Mortgage Trust 4.733% due 11/25/2033 •		13	12

			15,572

CORPORATE BONDS & NOTES 8.1%
American Airlines Pass-Through Trust 3.000% due 04/15/2030		172	167
Bank of America Corp.
1.898% due 07/23/2031 •		100	89
4.244% due 04/24/2038 •		600	544
4.675% (SOFRRATE + 1.010%) due 01/24/2031 ~		1,600	1,596
5.202% due 04/25/2029 •		1,300	1,319
Beignet Investor LLC 6.581% due 05/30/2049		5,300	5,453
Blackstone Holdings Finance Co. LLC 3.500% due 06/01/2034	EUR	600	659
Boeing Co. 6.259% due 05/01/2027		$600	611
Citigroup, Inc. 6.800% due 06/25/2038	GBP	300	428
Credit Suisse AG AT1 Claim		$300	105
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		200	182
GA Global Funding Trust
2.250% due 01/06/2027		400	393
5.400% due 01/13/2030		1,100	1,102
Glencore Funding LLC
5.186% due 04/01/2030		800	812
5.371% due 04/04/2029		1,300	1,327
Goldman Sachs Group, Inc.
0.875% due 05/09/2029	EUR	800	856
3.500% due 01/23/2033 •		1,200	1,360
4.627% (SOFRRATE + 0.960%) due 01/21/2032 ~		$1,900	1,888
5.016% due 10/23/2035 •		1,100	1,080
5.536% due 01/28/2036 •		500	509
5.727% due 04/25/2030 •		800	826
6.484% due 10/24/2029 •		1,400	1,465
JPMorgan Chase & Co.
4.898% due 01/22/2037 •		1,400	1,370
5.012% due 01/23/2030 •		1,700	1,724
5.502% due 01/24/2036 •		1,300	1,331
Morgan Stanley
3.149% due 11/07/2031 •	EUR	600	676
3.749% due 11/07/2036 •		600	668
4.654% due 10/18/2030 •		$400	400
4.687% (SOFRRATE + 1.020%) due 04/13/2028 ~		2,000	2,008
5.656% due 04/18/2030 •		1,200	1,235
6.407% due 11/01/2029 •		500	522
Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	97

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2026 (Unaudited)

4.000% due 12/01/2046		100	73
4.200% due 03/01/2029		600	593
4.550% due 07/01/2030		200	197
PacifiCorp 5.300% due 02/15/2031		600	608
Santander Holdings USA, Inc. 6.124% due 05/31/2027 •		600	601
Southern Co. 1.875% due 09/15/2081 •	EUR	300	336
Wells Fargo & Co.
4.406% (SOFRRATE + 0.740%) due 01/23/2030 ~		$2,700	2,685
4.808% due 07/25/2028 •		1,600	1,607
5.198% due 01/23/2030 •		1,200	1,219
5.211% due 12/03/2035 •		1,100	1,096
6.303% due 10/23/2029 •		900	938
West Virginia United Health System Obligated Group 3.129% due 06/01/2050		800	505

			43,260

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Avolon TLB Borrower 1 U.S. LLC 5.425% (TSFR1M + 1.750%) due 06/24/2030 ~		1,144	1,147

MUNICIPAL BONDS & NOTES 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.158% due 06/01/2026		600	598
Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023 5.102% due 04/01/2035		251	257

			855

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.5%
Angel Oak Mortgage Trust 4.846% due 07/25/2062 þ		1,276	1,265
Banc of America Mortgage Trust 4.309% due 02/25/2036 ~		11	10
Bear Stearns ALT-A Trust
3.946% due 03/25/2036 ~		45	38
4.113% due 02/25/2034 •		9	8
4.132% due 08/25/2036 ~		23	10
4.567% due 11/25/2035 ~		9	7
4.718% due 09/25/2035 ~		10	5
Bear Stearns Structured Products, Inc. Trust 3.920% due 12/26/2046 ~		9	7
Chase Home Lending Mortgage Trust 3.250% due 09/25/2063 ~		997	894
Chase Mortgage Finance Trust 4.904% due 07/25/2037 ~		19	15
CHL Mortgage Pass-Through Trust
4.253% due 05/25/2035 •		9	8
4.433% due 03/25/2035 •		15	14
4.453% due 02/25/2035 •		2	2
4.787% due 11/25/2034 ~		2	1
5.500% due 01/25/2035		134	136
Citigroup Mortgage Loan Trust, Inc.
3.000% due 11/27/2051 ~		1,462	1,272
4.143% due 10/25/2035 •		906	381
5.750% due 09/25/2035 •		1	1
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 4.451% due 09/25/2035 ~		68	63
Countrywide Alternative Loan Trust
4.210% due 03/20/2046 •		24	23
4.353% due 02/25/2037 •		18	15
4.859% due 12/25/2035 •		16	14
5.250% due 06/25/2035		3	2
5.359% due 11/25/2035 •		3	3
CSMC Mortgage-Backed Trust
5.500% due 08/25/2036		527	377
5.863% due 02/25/2037 ~		141	31
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 5.293% due 10/25/2047 •		409	322
GS Mortgage-Backed Securities Corp. Trust 2.500% due 09/25/2052 ~		2,481	2,069
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~		288	240
2.500% due 04/25/2052 ~		355	296
GSR Mortgage Loan Trust
4.123% due 12/25/2034 •		4	4
4.478% due 01/25/2036 ~		10	10
6.263% due 04/25/2035 ~		25	26
IndyMac INDX Mortgage Loan Trust
4.213% due 05/25/2046 •		176	164
4.273% due 07/25/2035 •		7	6

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2026 (Unaudited)

JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~		3,574	3,108
3.000% due 03/25/2052 ~		2,372	2,071
3.000% due 05/25/2052 ~		3,063	2,666
3.942% due 07/27/2037 ~		23	21
5.299% due 02/25/2036 ~		8	5
Manhattan West Mortgage Trust 2.130% due 09/10/2039		1,400	1,349
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 4.227% due 12/15/2030 •		1	1
MFA Trust
1.381% due 04/25/2065 ~		132	129
1.947% due 04/25/2065 ~		48	47
Morgan Stanley Capital I Trust 4.956% due 12/15/2038 •		1,700	1,647
Morgan Stanley Mortgage Loan Trust 5.634% due 06/25/2036 ~		7	7
Morgan Stanley Residential Mortgage Loan Trust 5.016% due 09/25/2070 ~		932	931
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		431	418
2.750% due 11/25/2059 ~		388	373
6.864% due 10/25/2063 þ		379	382
OBX Trust
3.000% due 01/25/2052 ~		1,479	1,282
7.159% due 10/25/2063 þ		666	671
One New York Plaza Trust 4.737% due 01/15/2036 •		1,510	1,459
RALI Trust
3.943% due 02/25/2047 •		20	6
4.153% due 06/25/2046 •		231	47
4.213% due 04/25/2046 •		369	90
4.788% due 10/25/2037 ~		126	101
6.000% due 06/25/2036		279	229
Structured Asset Mortgage Investments II Trust
4.213% due 05/25/2036 •		4	3
4.233% due 05/25/2036 •		30	26
4.233% due 09/25/2047 •		40	36
4.253% due 05/25/2045 •		5	5
4.491% due 03/19/2034 •		1	1
5.359% due 08/25/2047 •		15	13
Structured Asset Securities Corp. 4.073% due 01/25/2036 •		145	121
Structured Asset Securities Corp. Mortgage Loan Trust 4.083% due 10/25/2036 •		279	235
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 þ		189	5
Thornburg Mortgage Securities Trust 5.786% due 06/25/2047 •		5	5
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~		514	470
2.710% due 01/25/2060 ~		340	329
2.900% due 10/25/2059 ~		1,376	1,324
4.793% due 05/25/2058 •		137	139
UWM Mortgage Trust 3.000% due 01/25/2052 ~		457	396
Verus Securitization Trust 5.218% due 09/25/2069 ~		1,146	1,150
Wachovia Mortgage Loan Trust LLC 6.710% due 10/20/2035 ~		11	10
WaMu Mortgage Pass-Through Certificates Trust
4.030% due 02/27/2034 •		1	1
4.118% due 12/25/2036 ~		56	50
4.253% due 04/25/2035 ~		6	6
4.413% due 01/25/2045 •		13	13
4.616% due 03/25/2035 ~		9	9
4.839% due 06/25/2046 •		13	12
4.859% due 02/25/2046 •		30	28
5.364% due 03/25/2033 ~		2	2
Washington Mutual Mortgage Pass-Through Certificates Trust 4.799% due 07/25/2046 •		14	9

			29,177

SOVEREIGN ISSUES 0.0%
Colombia Government International Bonds 1.000% due 03/26/2031	COP	273,200	57
Colombia TES 1.000% due 11/28/2040		137,100	37

			94

U.S. GOVERNMENT AGENCIES 36.8%
Federal Home Loan Mortgage Corp.
2.500% due 02/01/2051 - 01/01/2052		$1,938	1,641
3.500% due 10/01/2039		112	107

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2026 (Unaudited)

5.500% due 06/01/2053	1,614	1,626
6.000% due 03/01/2054 - 06/01/2054	204	209
6.500% due 12/01/2053	150	156
6.725% due 04/01/2035 •	7	7
Federal Home Loan Mortgage Corp. REMICS
2.142% due 01/15/2038 ~(a)	66	3
4.146% due 01/15/2038 •	66	65
4.287% due 12/15/2032 •	1	1
4.387% due 12/15/2037 •	2	2
4.602% due 11/25/2054 •	1,516	1,526
4.642% due 08/25/2055 •	1,315	1,326
5.062% due 03/25/2055 •	2,170	2,188
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates 5.059% due 10/25/2044 •	11	10
Federal National Mortgage Association
2.500% due 02/01/2051	125	106
3.000% due 10/01/2049 - 03/01/2060	1,318	1,156
3.500% due 11/01/2030 - 01/01/2059	1,530	1,410
4.000% due 06/01/2050	319	305
4.500% due 08/01/2033 - 04/01/2053	299	291
5.114% due 10/01/2044 •	3	3
5.500% due 06/01/2053 - 09/01/2053	8,881	8,951
5.754% due 12/01/2034 •	1	1
6.000% due 08/01/2054	191	195
6.232% due 11/01/2034 •	4	4
Federal National Mortgage Association REMICS
4.176% due 06/25/2036 •	5	5
4.822% due 03/25/2055 •	953	961
6.125% due 05/25/2035 ~	1	1
Federal National Mortgage Association REMICS Trust 6.000% due 07/25/2044	3	3
Federal National Mortgage Association Trust 4.132% due 09/25/2042 •	5	5
Government National Mortgage Association
3.000% due 05/20/2051 - 11/20/2055	17,189	15,368
3.500% due 03/20/2055 - 01/20/2056	20,500	18,818
Government National Mortgage Association REMICS
3.000% due 07/20/2046 - 05/20/2047	6	6
4.583% due 05/20/2066 - 06/20/2066 •	506	508
4.633% due 11/20/2066 •	109	109
Government National Mortgage Association, TBA
2.500% due 04/01/2056	2,500	2,151
3.500% due 04/01/2056	500	459
6.500% due 05/01/2056	20,100	20,831
Uniform Mortgage-Backed Security, TBA
4.000% due 06/01/2056	750	706
4.500% due 05/01/2056	15,150	14,607
5.000% due 04/01/2056 - 05/01/2056	100,550	99,069
6.500% due 05/01/2056	1,600	1,654

		196,550

U.S. TREASURY OBLIGATIONS 8.4%
U.S. Treasury Bonds
2.250% due 08/15/2049 (j)	1,300	809
2.375% due 11/15/2049 (j)	700	446
3.000% due 02/15/2048 (j)	1,000	738
3.000% due 08/15/2048 (j)	500	367
3.375% due 11/15/2048 (j)	2,600	2,038
4.125% due 08/15/2044 (j)	3,875	3,517
4.500% due 11/15/2054 (j)	12,300	11,494
4.625% due 02/15/2046 (j)	200	193
4.625% due 02/15/2055 (j)	5,700	5,438
4.750% due 05/15/2055 (j)	300	292
4.750% due 02/15/2056	100	97
4.875% due 08/15/2045 (j)	200	199
U.S. Treasury Inflation Protected Securities (f)
3.875% due 04/15/2029 (j)(l)	989	1,067
0.125% due 07/15/2031 (j)	2,548	2,382
0.125% due 01/15/2032 (j)	1,056	972
0.500% due 01/15/2028 (j)(l)	7,911	7,851
0.625% due 07/15/2032 (j)	336	317
1.125% due 01/15/2033 (j)	4,367	4,208
U.S. Treasury Notes
3.500% due 02/15/2033 (j)	700	674
4.000% due 02/29/2028 (j)	700	702
4.125% due 02/15/2036	200	197
4.250% due 08/15/2035 (j)	200	199
4.375% due 05/15/2034 (j)	600	607

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2026 (Unaudited)

			44,804

Total United States (Cost $337,894)			331,459

SHORT-TERM INSTRUMENTS 3.1%
COMMERCIAL PAPER 1.4%
Boston Properties LP 4.200% due 04/27/2026		$450	449
Crown Castle, Inc. 4.300% due 04/21/2026		1,500	1,496
Extra Space Storage LP 4.180% due 04/22/2026		250	250
Fidelity National Information Services, Inc. 4.170% due 04/23/2026		1,500	1,496
HCA, Inc.
4.350% due 04/23/2026		1,500	1,496
4.350% due 05/01/2026		1,350	1,345
Keurig Dr. Pepper, Inc. 4.320% due 04/28/2026		1,100	1,096

			7,628

REPURCHASE AGREEMENTS (i) 0.2%			985

EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (d)(e)	EGP	400	7

NIGERIA TREASURY BILLS 0.3%
31.858% due 06/11/2026 - 06/29/2026 (c)(d)	NGN	2,449,052	1,693

SOUTH AFRICA TREASURY BILLS 0.9%
7.318% due 04/22/2026 - 01/27/2027 (c)(d)	ZAR	86,740	5,055

TURKEY TREASURY BILLS 0.1%
38.690% due 04/07/2026 (c)(d)	TRY	27,000	603

U.S. TREASURY BILLS 0.2%
3.694% due 06/09/2026 - 07/21/2026 (c)(d)		$1,329	1,316

Total Short-Term Instruments (Cost $17,079)			17,287

Total Investments in Securities (Cost $722,367)			697,288

		SHARES
INVESTMENTS IN AFFILIATES 0.7%
SHORT-TERM INSTRUMENTS 0.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio III		387,929	3,778

Total Short-Term Instruments (Cost $3,778)			3,778

Total Investments in Affiliates (Cost $3,778)			3,778

Total Investments 131.3% (Cost $726,145)			$701,066
Financial Derivative Instruments (k)(m) 1.6%(Cost or Premiums, net $(3,789))			8,455
Other Assets and Liabilities, net (32.9)%			(175,466)

Net Assets 100.0%			$534,055

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«						Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Security is an Interest Only ("IO") or IO Strip.
(b)						When-issued security.
(c)						Coupon represents a weighted average yield to maturity.
(d)						Zero coupon security.
(e)						Coupon represents a yield to maturity.
(f)						Principal amount of security is adjusted for inflation.
(g)						Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)						Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

MEI	1.960%	07/11/2025	TBD(2)	EUR	852	French Republic Government Bonds OAT 3.000% due 06/25/2049			$(958)	$985	$999

Total Repurchase Agreements									$(958)	$985	$999

REVERSE REPURCHASE AGREEMENTS:
Counterparty					Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)		Payable for Reverse Repurchase Agreements

BOM					3.780%	03/11/2026	04/06/2026		$(97)		$(98)
BOS					2.500	03/25/2026	04/01/2026		(192)		(193)
BSN					3.770	03/06/2026	04/06/2026		(27,944)		(28,020)
DEU					3.760	03/18/2026	04/08/2026		(1,725)		(1,727)
					3.760	03/25/2026	04/01/2026		(192)		(192)
JPS					3.760	03/12/2026	04/23/2026		(1,610)		(1,613)
					3.770	03/24/2026	04/07/2026		(576)		(576)
SGY					3.750	02/17/2026	04/17/2026		(4,030)		(4,048)

Total Reverse Repurchase Agreements											$(36,467)

SHORT SALES:
Description						Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales

France (0.2)%
Sovereign Issues (0.2)%
French Republic Government Bonds OAT						3.000%	06/25/2049	EUR	1,000	$(1,000)	$(962)

	Total France									(1,000)	(962)

United States (15.1)%
U.S. Government Agencies (15.1)%
Government National Mortgage Association, TBA						3.000	04/01/2056		$3,100	(2,823)	(2,768)
Uniform Mortgage-Backed Security, TBA						2.000	04/01/2041		10,800	(10,021)	(9,937)
Uniform Mortgage-Backed Security, TBA						2.000	05/01/2056		47,950	(38,412)	(38,613)
Uniform Mortgage-Backed Security, TBA						2.500	05/01/2056		5,400	(4,523)	(4,539)
Uniform Mortgage-Backed Security, TBA						3.000	06/01/2040		4,600	(4,026)	(4,034)
Uniform Mortgage-Backed Security, TBA						3.500	06/01/2056		5,200	(4,740)	(4,757)
Uniform Mortgage-Backed Security, TBA						5.000	04/13/2056		1,410	(1,386)	(1,391)
Uniform Mortgage-Backed Security, TBA						5.500	05/01/2056		11,040	(11,129)	(11,077)
Uniform Mortgage-Backed Security, TBA						6.000	06/01/2056		300	(304)	(305)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2026 (Unaudited)

Uniform Mortgage-Backed Security, TBA	6.500	05/13/2056	3,200	(3,307)	(3,308)

Total United States	(80,671)	(80,729)

Total Short Sales (15.3)%	$(81,671)	$(81,691)

(j)	Securities with an aggregate market value of $35,568 and cash of $301 have been pledged as collateral under the terms of master agreements as of March 31, 2026.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(34,037) at a weighted average interest rate of 3.768%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note May Futures	$110.000	04/24/2026	17	$17	$(6)	$(7)
Call - CBOE U.S. Treasury 10-Year Note May Futures	113.000	04/24/2026	17	17	(4)	(2)

Total Written Options	$(10)	$(9)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR December Futures	12/2026	787	$221,000	$(781)	$0	$0
Australia Government 3-Year Bond June Futures	06/2026	181	12,945	(52)	58	0
Canada Government 5-Year Bond June Futures	06/2026	45	3,671	(51)	10	0
Canada Government 10-Year Bond June Futures	06/2026	133	11,474	(214)	46	0
Euro-BTP Future June Futures	06/2026	339	45,562	(1,815)	549	0
Euro-Buxl 30-Year Bond June Futures	06/2026	13	1,657	(20)	31	0
Long Guilt June Futures	06/2026	167	19,405	(971)	146	0
U.S. Treasury 5-Year Note June Futures	06/2026	120	12,982	(196)	17	0
U.S. Treasury 10-Year Note June Futures	06/2026	30	3,331	(36)	7	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	357	40,525	(918)	106	0

$(5,054)	$970	$0

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond June Futures	06/2026	266	$(19,776)	$125	$0	$(186)
Euro-Bobl June Futures	06/2026	225	(30,019)	564	0	(120)
Euro-Bund June Futures	06/2026	62	(8,986)	142	0	(65)
Euro-Oat June Futures	06/2026	115	(15,777)	500	0	(146)
Euro-Schatz June Futures	06/2026	56	(6,845)	58	0	(9)
Japan Government 10-Year Bond June Futures	06/2026	37	(30,380)	366	7	(65)
U.S. Treasury 2-Year Note June Futures	06/2026	135	(28,005)	202	0	(11)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	38	(4,429)	149	0	(8)

$2,106	$7	$(610)

Total Futures Contracts	$(2,948)	$977	$(610)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Deutsche Bank	1.000%	Quarterly	12/20/2032	1.263%	EUR	800	$(6)	$(8)	$(14)	$1	$0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2026 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(3)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-45 10-Year Index	(1.000)%	Quarterly		12/20/2035		$9,934	$(81)	$61	$(20)	$0	$(34)
CDX.IG-46 5-Year Index	(1.000)	Quarterly		06/20/2031		3,300	(52)	(6)	(58)	0	(7)
CDX.IG-46 10-Year Index	(1.000)	Quarterly		06/20/2036		19,400	29	(34)	(5)	0	(66)
CDX.IT-RAXX MAIN45	(1.000)	Quarterly		06/20/2031	EUR	25,300	(379)	(32)	(411)	0	(36)

							$(483)	$(11)	$(494)	$0	$(143)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-45 5-Year Index	1.000%	Quarterly		12/20/2030		$25,594	$578	$(116)	$462	$50	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	15,600	$(36)	$(433)	$(469)	$18	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2028		7,400	81	62	143	0	(15)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2028		20,060	(215)	(181)	(396)	44	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		2,890	(12)	(111)	(123)	9	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2031		11,900	(348)	(174)	(522)	36	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		4,400	13	197	210	0	(19)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		1,100	(69)	11	(58)	4	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		300	1	19	20	0	(2)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/16/2056		1,330	65	27	92	0	(6)
Receive	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/18/2031	INR	83,070	0	33	33	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2027	JPY	3,360,000	(78)	12	(66)	3	0
Receive(7)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/16/2028		10,995,000	77	29	106	0	(53)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	12/18/2029		929,700	(208)	(10)	(218)	9	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2030		160,000	(25)	1	(24)	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		1,670,000	(896)	(9)	(905)	19	0
Receive(7)	1-Day JPY-MUTKCALM Compounded-OIS	1.750	Annual	09/16/2031		3,000,000	77	36	113	0	(39)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		430,000	(255)	(9)	(264)	6	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		1,730,000	(461)	(50)	(511)	25	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Annual	09/14/2032		168,760	(102)	(5)	(107)	3	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		140,000	(63)	(4)	(67)	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		1,290,000	(604)	(34)	(638)	25	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		1,410,000	(725)	(57)	(782)	28	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2026 (Unaudited)

Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		80,000	(32)	(1)	(33)	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		2,260,650	(948)	(63)	(1,011)	46	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		390,000	(609)	2	(607)	5	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		104,900	(314)	5	(309)	0	0
Receive(7)	1-Day SGD-SIBCSORA Compounded-OIS	1.750	Semi-Annual	09/16/2031	SGD	27,457	5	397	402	0	(108)
Receive(7)	1-Day SGD-SIBCSORA Compounded-OIS	2.000	Semi-Annual	09/16/2031		14,300	(32)	110	78	0	(57)
Receive(7)	1-Day THB-THOR Compounded-OIS	1.250	Quarterly	09/16/2031	THB	94,069	11	69	80	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		$20,900	166	(164)	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		5,500	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.940	Annual	08/22/2026		7,300	0	(4)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		18,600	0	143	143	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		21,800	150	(156)	(6)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		28,050	566	(372)	194	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.460	Annual	06/30/2027		27,400	0	(156)	(156)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		26,000	139	(137)	2	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2028		3,430	14	(22)	(8)	1	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/17/2028		23,600	(307)	40	(267)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		4,100	0	(31)	(31)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		3,700	0	(29)	(29)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.865	Annual	05/15/2030		600	0	(5)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		3,200	52	12	64	0	(3)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		36,219	118	241	359	0	(36)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030		100	0	1	1	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.422	Annual	08/31/2030		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		15,800	(282)	185	(97)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		28,240	38	116	154	0	(30)
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/17/2031		8,100	(159)	21	(138)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		1,200	(6)	2	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.840	Annual	06/30/2031		2,800	0	(23)	(23)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		1,803	(2)	(3)	(5)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		2,900	0	(16)	(16)	0	(3)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034		1,300	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.847	Annual	05/15/2034		800	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034		1,300	0	(4)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		3,290	88	(72)	16	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		2,700	(9)	(7)	(16)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		900	(3)	18	15	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		500	(2)	10	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		400	(1)	10	9	0	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	1,600	(6)	32	26	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	1,600	(6)	26	20	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	1,300	(5)	39	34	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	1,200	(4)	(5)	(9)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	12,690	855	(306)	549	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	700	(2)	(6)	(8)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	1,400	(4)	(8)	(12)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	3,400	189	(13)	176	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035	4,100	8	55	63	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035	4,000	(3)	46	43	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035	6,971	18	48	66	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035	1,300	(4)	37	33	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	7,600	(149)	211	62	0	(7)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.712	Annual	11/15/2035	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	22,600	(138)	326	188	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036	200	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036	18,640	(238)	27	(211)	0	(15)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036	6,500	13	57	70	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	4.066	Annual	02/15/2046	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.076	Annual	02/15/2046	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049	400	3	25	28	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	3,180	803	488	1,291	9	0
Receive	1-Day USD-SOFR Compounded-OIS	4.222	Annual	11/15/2052	200	0	(2)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.224	Annual	11/15/2052	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.225	Annual	11/15/2052	300	0	(3)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.227	Annual	11/15/2052	400	0	(4)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.228	Annual	11/15/2052	200	0	(2)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.232	Annual	11/15/2052	200	0	(2)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.233	Annual	11/15/2052	300	0	(4)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.238	Annual	11/15/2052	200	0	(3)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.244	Annual	11/15/2052	200	0	(3)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.245	Annual	11/15/2052	500	0	(7)	(7)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.248	Annual	11/15/2052	400	0	(6)	(6)	1	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.988	Annual	11/15/2053	1,600	0	45	45	6	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053	100	0	3	3	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053	220	0	5	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053	800	11	8	19	3	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053	110	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053	813	6	5	11	3	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.082	Annual	11/15/2053	100	0	1	1	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.083	Annual	11/15/2053	300	0	4	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	2,160	251	75	326	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.931	Annual	11/15/2054	300	0	11	11	1	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054		500	0	16	16	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.959	Annual	11/15/2054		1,200	0	37	37	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.964	Annual	11/15/2054		600	0	18	18	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054		1,400	0	34	34	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.115	Annual	11/15/2054		1,510	0	6	6	6	0
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054		790	0	1	1	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		2,100	0	134	134	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.772	Annual	02/15/2055		300	0	19	19	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		1,100	0	63	63	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		600	0	34	34	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		1,100	0	69	69	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		1,340	166	37	203	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		986	4	33	37	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		674	(12)	21	9	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		1,171	(1)	38	37	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		1,400	142	14	156	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		457	(5)	15	10	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		4,900	(266)	(59)	(325)	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	4.052	Annual	02/15/2056		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		40	0	1	1	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	6,600	(13)	34	21	4	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		2,000	0	6	6	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.250	Annual	03/18/2031		5,100	(24)	5	(19)	23	0
Pay(7)	3-Month CHF-SRFXON3 Compounded-OIS	0.250	Annual	09/16/2031		1,400	(12)	1	(11)	6	0
Pay	3-Month KRW-KORIBOR	2.750	Quarterly	03/18/2036	KRW	10,967,080	78	(718)	(640)	0	(3)
Receive(7)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	5,600	2	22	24	6	0
Receive(7)	3-Month PLN-WIBOR	4.700	Annual	01/20/2036		3,100	0	14	14	3	0
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	26,600	(1)	(30)	(31)	12	0
Pay	3-Month SEK-STIBOR	2.500	Annual	03/18/2031		49,200	(26)	(56)	(82)	29	0
Pay(7)	3-Month SEK-STIBOR	2.750	Annual	09/16/2031		23,600	5	(26)	(21)	15	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031	AUD	58,000	(582)	(1,900)	(2,482)	329	0
Receive	6-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/18/2031		19,800	558	138	696	0	(113)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		3,900	(2)	(151)	(153)	33	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		3,000	29	(109)	(80)	26	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		2,300	12	(72)	(60)	20	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/17/2035		3,400	23	(164)	(141)	30	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		2,500	41	(112)	(71)	23	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	13,900	0	(43)	(43)	1	0
Pay(7)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		30,800	(1)	(8)	(9)	0	(2)
Pay(7)	6-Month CZK-PRIBOR	4.350	Annual	01/20/2036		17,700	0	(11)	(11)	0	(1)
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	19,920	162	(86)	76	4	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2026 (Unaudited)

Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,000	(5)	(22)	(27)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		1,800	(10)	(41)	(51)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,200	(9)	(26)	(35)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		2,100	(8)	(37)	(45)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,000	(4)	(18)	(22)	1	0
Pay(7)	6-Month EUR-EURIBOR	2.250	Annual	09/16/2028		92,600	(324)	(1,061)	(1,385)	192	0
Pay(7)	6-Month EUR-EURIBOR	2.170	Annual	12/15/2028		22,600	15	(118)	(103)	23	0
Receive(7)	6-Month EUR-EURIBOR	2.350	Annual	12/15/2028		23,000	(16)	122	106	0	(26)
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		1,150	0	(36)	(36)	4	0
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		5,500	0	(143)	(143)	18	0
Pay(7)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		50,300	(236)	(946)	(1,182)	235	(1)
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		32,810	(579)	(615)	(1,194)	261	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		2,650	205	(556)	(351)	25	0
Pay	6-Month EUR-EURIBOR	0.451	Annual	05/27/2050		900	(64)	(421)	(485)	6	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		200	0	131	131	0	(1)
Receive(7)	6-Month EUR-EURIBOR	2.825	Annual	09/19/2055		15,800	225	(291)	(66)	0	(8)
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		2,840	(69)	(3)	(72)	20	0
Pay	6-Month NOK-NIBOR	3.750	Annual	03/18/2031	NOK	24,700	(74)	(23)	(97)	9	0
Pay(7)	6-Month NOK-NIBOR	4.500	Annual	09/16/2031		2,700	0	(1)	(1)	1	0
Pay	CAONREPO	2.850	Semi-Annual	09/01/2029	CAD	4,300	(8)	12	4	6	0
Pay	CAONREPO	1.900	Semi-Annual	12/18/2029		7,000	(443)	272	(171)	9	0
Pay	CAONREPO	3.000	Semi-Annual	06/18/2030		1,500	20	(12)	8	2	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		3,100	48	(80)	(32)	0	(6)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		400	3	0	3	0	(1)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		700	3	(3)	0	0	(1)
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		4,600	(4)	(35)	(39)	0	(9)
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		7,000	28	(129)	(101)	0	(13)
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		3,200	(3)	(59)	(62)	0	(6)
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		2,200	0	18	18	0	(4)
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		1,300	16	(44)	(28)	0	(2)
Pay	CAONREPO	3.000	Semi-Annual	03/18/2036		3,500	(48)	2	(46)	7	0
Pay	CAONREPO	1.750	Semi-Annual	12/16/2046		600	(120)	3	(117)	0	(1)
Pay	CAONREPO	2.750	Semi-Annual	12/18/2048		600	(56)	0	(56)	1	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2053		1,400	(74)	21	(53)	1	0

							$(4,858)	$(6,196)	$(11,054)	$1,818	$(728)

Total Swap Agreements							$(4,769)	$(6,331)	$(11,100)	$1,869	$(871)

(l)	Securities with an aggregate market value of $7,849 and cash of $7,034 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)	Unsettled variation margin asset of $205 for closed futures is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2026 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	04/2026	CAD	30,885		$22,547	$344	$0
BOA	04/2026	BRL	4		1	0	0
	04/2026	CAD	808		592	11	0
	04/2026	COP	1,103,517		287	0	(13)
	04/2026	EUR	1,917	RON	9,811	5	0
	04/2026		4,419		$5,127	19	0
	04/2026	INR	4,005		43	1	0
	04/2026	KRW	174,990		120	3	0
	04/2026	PLN	1,236		334	1	0
	04/2026	RON	3,798	EUR	743	0	(1)
	04/2026		229		$53	1	0
	04/2026	SGD	677		530	3	0
	04/2026		$1	BRL	4	0	0
	04/2026		172	CNH	1,188	0	0
	04/2026		562	CZK	11,824	0	(5)
	04/2026		1,279	EUR	1,113	7	0
	04/2026		872	JPY	139,087	5	0
	04/2026		96	MXN	1,770	3	0
	04/2026	ZAR	6,257		$357	0	(13)
	05/2026	EUR	1,113		1,281	0	(7)
	05/2026	JPY	138,668		872	0	(5)
	05/2026		$502	CNY	3,484	4	0
	06/2026	BRL	4		$1	0	0
	06/2026	ILS	2,139		692	11	0
	06/2026	MXN	8,041		449	3	0
	06/2026		$110	CNY	757	0	0
	06/2026		108	ILS	336	0	(1)
	06/2026		277	PEN	949	0	(5)
	07/2026		510	CNY	3,490	0	(1)
	01/2027	ZAR	10,545		$641	34	0
BPS	04/2026	AUD	328		233	7	0
	04/2026	BRL	5,850		1,123	0	(6)
	04/2026	CNH	552		80	0	0
	04/2026	CNY	1,231		179	0	0
	04/2026	COP	1,471,104		384	0	(16)
	04/2026	GBP	584		775	2	0
	04/2026	ILS	2,109		683	12	0
	04/2026	INR	1,239,771		13,323	181	(15)
	04/2026	KRW	2,829,811		1,910	29	(1)
	04/2026	NZD	4,440		2,626	75	0
	04/2026	PLN	471		127	0	0
	04/2026	RON	190		44	1	0
	04/2026	THB	60,724		1,878	35	(1)
	04/2026	TWD	113,965		3,595	38	0
	04/2026		$1,660	AUD	2,373	0	(22)
	04/2026		1,108	BRL	5,850	21	0
	04/2026		419	CAD	584	1	0
	04/2026		176	CNY	1,231	3	0
	04/2026		2,731	IDR	46,218,072	0	(9)
	04/2026		503	ILS	1,594	4	0
	04/2026		2,758	INR	259,538	4	0
	04/2026		317	KRW	473,313	1	(3)
	04/2026		1,268	PLN	4,570	0	(37)
	04/2026		1	THB	35	0	0
	04/2026		9,595	TWD	306,889	0	(16)
	04/2026	ZAR	6,962		$411	0	0
	05/2026	ILS	1,592		503	0	(4)
	05/2026	INR	119,701		1,265	0	(5)
	05/2026	TWD	241,836		7,679	152	(4)
	05/2026		$490	BRL	2,572	4	0
	05/2026		1,026	CNY	7,122	8	0
	05/2026		636	IDR	10,822,331	2	0
	05/2026		7,989	INR	756,591	40	0
	05/2026		225	KWD	69	0	(3)
	05/2026		126	THB	4,136	0	0
	05/2026	ZAR	31,190		$1,763	0	(75)
	06/2026	TWD	261,790		8,178	33	0
	06/2026		$917	CNY	6,295	0	(1)
	06/2026		483	IDR	8,141,040	0	(5)
	06/2026		141	KWD	43	0	(2)
	06/2026		78	TWD	2,517	0	0
	07/2026		99	KWD	30	0	(1)
	08/2026	CZK	3,018	EUR	124	2	0
	08/2026		$3,656	INR	347,844	0	(16)
	01/2027		3,595	TWD	112,905	0	(85)
	02/2027		6,827		212,484	0	(222)
	06/2027		98	KWD	30	0	(1)
	05/2029	KWD	397		$1,364	65	0
	07/2029		25		86	4	0
	05/2030		237		815	37	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2026 (Unaudited)

BRC	04/2026	CAD	39		28	0	0
	04/2026	EUR	2,099	RON	10,746	10	0
	04/2026	HKD	1,811		$232	0	0
	04/2026	INR	27,321		287	0	(4)
	04/2026	RON	3,770	EUR	737	0	(2)
	04/2026	TRY	347,987		$7,659	0	(77)
	04/2026		$219	CHF	170	0	(6)
	04/2026		536	PLN	1,928	0	(16)
	04/2026		725	SEK	6,577	0	(30)
	04/2026		6,151	TRY	282,024	43	0
	04/2026	ZAR	25,543		$1,534	40	(13)
	05/2026	TRY	41,118		882	0	(5)
	05/2026		$28	CAD	39	0	0
	05/2026		422	TRY	19,578	0	0
	07/2026	ZAR	9,494		$537	0	(20)
	12/2026		3,003		171	0	(3)
BSH	04/2026		$28,455	GBP	21,375	0	(162)
	04/2026		7,891	JPY	1,259,789	47	0
	04/2026		5,180	NZD	8,972	0	(24)
	04/2026		1,273	PLN	4,604	0	(33)
	05/2026	GBP	21,375		$28,454	163	0
	05/2026	JPY	1,255,994		7,891	0	(46)
	05/2026	NZD	8,972		5,186	24	0
CBK	04/2026	CNH	4,298		625	1	0
	04/2026	COP	183,360		48	0	(2)
	04/2026	EUR	12,374		14,349	46	0
	04/2026	GBP	1,581		2,119	26	0
	04/2026	INR	647,246		6,984	139	0
	04/2026	JPY	116,000		741	10	0
	04/2026	NOK	2,410		248	0	(1)
	04/2026	SEK	1,535		165	3	0
	04/2026	THB	1		0	0	0
	04/2026	TWD	2,497		78	0	0
	04/2026		$239	CNH	1,649	0	0
	04/2026		540	CNY	3,731	0	0
	04/2026		1,998	COP	7,344,591	0	(1)
	04/2026		2,367	EUR	2,040	0	(10)
	04/2026		15,066	INR	1,390,485	4	(341)
	04/2026		556	JPY	88,900	4	0
	04/2026		1	THB	37	0	0
	04/2026		1,641	TWD	51,956	0	(19)
	05/2026	THB	56,949		$1,842	109	0
	05/2026		$635	CNY	4,392	3	0
	06/2026	COP	9,768,538		$2,604	3	(15)
	06/2026	IDR	4,123,954		245	3	0
	06/2026	ILS	565		183	3	0
	06/2026	TWD	51,947		1,641	24	0
	06/2026		$1,172	CNY	8,071	2	0
	06/2026		180	IDR	3,031,945	0	(2)
	06/2026		1,634	MXN	29,115	0	(19)
	07/2026	PEN	2,720		$788	10	0
	07/2026		$41	CNY	281	0	0
	08/2026	INR	215,432		$2,299	44	0
	08/2026		$18	KZT	9,553	1	0
	09/2026		193	MXN	3,458	0	(3)
	01/2027	PEN	15,377		$4,537	184	0
DUB	04/2026	CNH	409,853		59,820	315	0
	04/2026	EUR	1,401	RON	7,160	2	0
	04/2026	HKD	8,790		$1,124	2	0
	04/2026	ILS	4,255		1,375	21	0
	04/2026	INR	69,572		742	6	(2)
	04/2026	RON	16,341	EUR	3,193	0	(10)
	04/2026		$24,551	AUD	35,789	141	0
	04/2026		27,663	CNH	191,311	113	0
	04/2026		23	CZK	486	0	0
	04/2026		206	EGP	10,264	0	(21)
	04/2026		18	HUF	5,894	0	0
	04/2026		1,678	INR	156,004	0	(21)
	04/2026		8,575	SGD	10,953	0	(55)
	04/2026		559	THB	18,256	0	(5)
	05/2026	AUD	35,789		$24,542	0	(142)
	05/2026	CNH	190,848		27,663	0	(114)
	05/2026	SGD	10,929		8,575	55	0
	06/2026	KZT	95,829		180	0	(16)
	06/2026	THB	18,219		559	3	0
	06/2026		$280	CNY	1,919	0	(1)
	07/2026		107	KZT	57,436	8	0
	07/2026	ZAR	6,969		$394	0	(15)
	08/2026	INR	128,152		1,363	21	0
	12/2026	ZAR	4,006		227	0	(4)
FAR	04/2026	AUD	12,581		8,916	236	0
	04/2026	CHF	1,334		1,728	60	0
	04/2026	GBP	21,370		28,879	594	0
	04/2026	JPY	473,693		3,032	47	0
	04/2026	RON	235	EUR	46	0	0
	04/2026		$1,289	CHF	1,027	0	(4)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2026 (Unaudited)

	04/2026		9,828	JPY	1,568,553	55	0
	04/2026		595	PLN	2,148	0	(17)
	04/2026		46	SGD	59	0	0
	05/2026	CHF	1,024		$1,289	4	0
	05/2026	CNH	69		10	0	0
	05/2026	ILS	2,648		837	0	(7)
	05/2026	JPY	1,563,815		9,828	0	(55)
	05/2026	SGD	59		46	0	0
	06/2026	ILS	1,522		494	9	0
	06/2026	MXN	4,880		281	10	0
	06/2026		$709	MXN	12,347	0	(24)
	08/2026	PEN	5,021		$1,485	51	0
	09/2026		$157	MXN	2,770	0	(5)
GLM	04/2026	BRL	58,959		$11,111	0	(271)
	04/2026	ILS	2,064		664	7	0
	04/2026	INR	6,350		70	3	0
	04/2026	MXN	2,961		163	0	(3)
	04/2026	MYR	37,486		9,545	280	0
	04/2026		$10,945	BRL	58,959	438	0
	04/2026		216	CNH	1,485	0	(1)
	04/2026		10	HUF	3,524	0	0
	04/2026		74	IDR	1,249,233	0	0
	04/2026		804	MXN	14,817	23	0
	04/2026		311	THB	10,190	0	(1)
	04/2026		319	ZAR	5,497	6	0
	06/2026	BRL	13		$3	0	0
	06/2026	IDR	3,861,371		229	2	0
	06/2026	MXN	1,655		93	1	0
	06/2026	THB	10,172		311	0	0
	06/2026		$402	IDR	6,798,202	0	(2)
	06/2026		1,049	MXN	18,260	0	(36)
	07/2026	BRL	12		$2	0	0
	07/2026		$10,754	BRL	58,216	258	0
IND	04/2026	EUR	73,172		$86,400	1,825	0
	04/2026		$858	DKK	5,578	4	0
	05/2026	DKK	5,570		$858	0	(4)
JPM	04/2026	CNH	1,035		150	0	0
	04/2026	EUR	1,138	RON	5,814	2	0
	04/2026	HKD	10,258		$1,312	3	0
	04/2026	PLN	2,697		735	10	(1)
	04/2026	RON	5,652	EUR	1,106	0	(2)
	04/2026	SGD	10,336		$8,201	162	0
	04/2026	THB	33,650		1,065	43	0
	04/2026		$29,090	CNH	201,296	135	0
	04/2026		14	CZK	294	0	0
	04/2026		52	HUF	17,277	0	0
	04/2026		6,139	MXN	110,085	8	(12)
	04/2026		589	THB	18,455	0	(28)
	04/2026	ZAR	67,995		$4,057	47	(3)
	05/2026	AUD	661		453	0	(3)
	05/2026	CNH	200,804		29,090	0	(136)
	05/2026	EUR	205	RON	1,052	1	0
	05/2026	RON	1,051	EUR	205	0	0
	06/2026	ILS	1,372		$444	7	0
	06/2026	MXN	8,823		492	3	0
	06/2026	THB	32,496		991	0	(1)
	06/2026		$106	ILS	328	0	(1)
	06/2026	ZAR	4,900		$277	0	(11)
	08/2026	CZK	8,125	EUR	333	4	0
MBC	04/2026	AUD	3,968		$2,749	14	(3)
	04/2026	CAD	228		167	3	0
	04/2026	CHF	78		99	1	0
	04/2026	CZK	1,285		61	0	0
	04/2026	DKK	6,271		991	21	0
	04/2026	EUR	61	RON	311	0	0
	04/2026		3,906		$4,527	17	(5)
	04/2026	JPY	521,858		3,356	68	0
	04/2026	KRW	15,195,105		10,366	262	0
	04/2026	SEK	4,855		520	7	0
	04/2026		$107	DKK	690	0	0
	04/2026		2,958	EUR	2,571	14	0
	04/2026		1,626	GBP	1,215	0	(18)
	04/2026		3,032	JPY	484,864	23	0
	04/2026		238	MXN	4,396	7	0
	04/2026		184	NOK	1,799	2	0
	05/2026	GBP	318		$421	0	0
	05/2026	JPY	529,799		3,324	0	(24)
	05/2026	NOK	1,672		171	0	(2)
	05/2026	THB	109,728		3,554	214	0
	05/2026		$36	EGP	1,851	0	(4)
	05/2026		370	EUR	322	3	0
	05/2026		6,695	TWD	215,989	30	0
	05/2026	ZAR	9,299		$535	0	(13)
	06/2026	MXN	1,021		57	0	0
	06/2026		$591	CNY	4,039	0	(3)
	01/2027	TWD	216,290		$6,695	0	(28)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2026 (Unaudited)

MYI	04/2026	MXN	2,273	125	0	(2)
04/2026	MYR	283	72	2	0
04/2026	PLN	248	70	3	0
04/2026	TWD	298,253	9,448	137	0
04/2026	$273	CHF	214	0	(5)
04/2026	3,098	TWD	98,933	2	(11)
06/2026	TWD	98,988	$3,098	18	0
06/2026	$573	CNY	3,954	2	0
01/2027	9,448	TWD	295,828	0	(252)
NGF	04/2026	TRY	7,810	$170	0	(5)
04/2026	$17	CNH	117	0	0
04/2026	63	NOK	609	0	0
04/2026	411	TRY	18,775	8	0
05/2026	278	12,858	0	0
SCX	04/2026	CNY	3,734	$540	0	0
04/2026	COP	4,586,611	1,198	0	(49)
04/2026	JPY	372,541	2,388	41	0
04/2026	KRW	1,258,618	824	0	(13)
04/2026	NZD	4,532	2,710	105	0
04/2026	THB	1,543	48	2	0
04/2026	$23,084	CAD	31,960	0	(108)
04/2026	767	GBP	575	0	(6)
04/2026	1,083	INR	98,705	0	(41)
04/2026	824	KRW	1,258,775	13	0
04/2026	289	PLN	1,047	0	(7)
04/2026	159	TWD	5,085	0	0
05/2026	CAD	31,916	$23,084	108	0
05/2026	JPY	14,200	89	0	(1)
05/2026	$1,144	CNY	7,916	5	0
06/2026	73	500	0	0
06/2026	700	IDR	11,795,774	0	(6)
07/2026	754	CNY	5,170	0	(1)
11/2026	NGN	97,050	$60	0	(5)
SOG	04/2026	EUR	2,600	3,063	59	(1)
04/2026	JPY	2,054,796	13,206	259	0
04/2026	RON	3,434	EUR	674	0	0
04/2026	632	$145	2	0
04/2026	SEK	187	20	0	0
04/2026	$2,729	CNH	18,623	0	(25)
04/2026	15	EGP	735	0	(2)
04/2026	103,281	EUR	89,497	166	(2)
04/2026	493	GBP	370	0	(4)
04/2026	72	RON	316	0	0
05/2026	EUR	89,437	$103,371	0	(162)
05/2026	$3	CNY	18	0	0
05/2026	546	EUR	473	1	0
05/2026	20	SEK	187	0	0
06/2026	ILS	1,092	$354	6	0
06/2026	PEN	11,038	3,276	116	0
07/2026	1,296	383	12	0
07/2026	$121	EGP	6,125	0	(16)
SSB	04/2026	AUD	21,285	$15,147	461	0
04/2026	JPY	2,409	15	0	0
04/2026	$1,440	EUR	1,250	5	0
08/2026	COP	11,316,422	$2,967	0	(20)
UAG	04/2026	PLN	1,219	331	3	0
04/2026	$28	CZK	595	0	0
04/2026	1,468	PLN	5,309	0	(38)
05/2026	114	THB	3,540	0	(6)
06/2026	ILS	1,762	$570	9	0
06/2026	MXN	1,302	73	0	0
06/2026	$34	COP	128,866	1	0
06/2026	1,041	MXN	18,173	0	(33)

Total Forward Foreign Currency Contracts	$9,419	$(3,410)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	1,273	$2	$2
Call - OTC USD versus HKD	7.800	08/24/2026	1,995	3	3
Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	1,117	11	3
Put - OTC USD versus KRW	1,400.000	07/13/2026	249	2	1
Call - OTC USD versus SGD	SGD	1.315	11/05/2026	1,378	10	5
BPS	Put - OTC EUR versus CZK	CZK	24.040	08/13/2026	528	2	0
GLM	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	312	0	1
MBC	Call - OTC USD versus HKD	7.800	08/14/2026	1,147	1	2
Call - OTC USD versus HKD	7.800	08/24/2026	597	1	1
Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	2,132	20	6
Put - OTC USD versus KRW	1,400.000	07/10/2026	2,133	17	6

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2026 (Unaudited)

MYI	Put - OTC EUR versus CZK	CZK	23.900	06/02/2026	940	4	0

Total Purchased Options	$73	$30

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	1,273	$(1)	$(1)
Call - OTC USD versus HKD	7.850	08/24/2026	1,995	(1)	(1)
Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	1,117	(4)	(1)
Put - OTC USD versus KRW	1,350.000	07/13/2026	249	(1)	0
Put - OTC USD versus SGD	SGD	1.237	11/05/2026	1,378	(10)	(8)
GLM	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	312	0	0
MBC	Call - OTC USD versus HKD	7.850	08/14/2026	1,147	(1)	0
Call - OTC USD versus HKD	7.850	08/24/2026	597	0	0
Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	2,132	(6)	(2)
Put - OTC USD versus KRW	1,350.000	07/10/2026	2,133	(5)	(2)

Total Written Options	$(29)	$(15)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2029	0.272%	$700	$(23)	$5	$0	$(18)
South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	0.324	2,100	(77)	15	0	(62)

$(100)	$20	$0	$(80)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—◆	$541	$0	$3	$3	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	100	$23	$(3)	$20	$0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	1,700	356	(16)	340	0
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	200	45	(5)	40	0
GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	600	126	(6)	120	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	1,700	369	(28)	341	0

$919	$(58)	$861	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/(Receivable)	Unrealized Appreciation/(Depreciation)	Asset	Liability

CBK	Floating rate equal to 1-Day USD-SOFR less 0.450% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032	$1,211	JPY	191,400	$3	$0	$3	$0
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.357% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	26,710	4,006,500	342	(2)	340	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2026 (Unaudited)

FAR	Floating rate equal to 1-Day USD-SOFR less 0.450% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032	6,423	1,014,800	23	2	25	0
GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.301% based on the notional amount of currency received	Floating rate equal to 1-Day GBP-SOFR based on the notional amount of currency delivered	Maturity	10/15/2045	5,470	GBP	4,113	(22)	(10)	0	(32)
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.315% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	15,381	JPY	2,384,000	10	(7)	3	0
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.425% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	11,428	1,680,000	13	2	15	0

$369	$(15)	$386	$(32)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	3-Month CNY-CNREPOFIX(2)	1.500%	Quarterly	03/17/2032	CNY	19,600	$(25)	$3	$0	$(22)
BPS	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/17/2032	168,700	(213)	27	0	(186)
JPM	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/17/2032	3,550	(2)	(2)	0	(4)
SCX	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/17/2032	3,030	(2)	(1)	0	(3)

$(242)	$27	$0	$(215)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	35,736	1.238% (SOFR plus a specified spread)	Maturity	09/21/2026	$12,120	$0	$(54)	$0	$(54)
CBK	Receive	SIBCSORA Index	N/A	0.822%	Semi-Annual	08/26/2026	SGD	50	0	1	1	0

$0	$(53)	$1	$(54)

Total Swap Agreements	$946	$(76)	$1,251	$(381)

(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date.
(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2026 (Unaudited)

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2026 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$142	$0	$142
Australia
Corporate Bonds & Notes	0	5,045	0	5,045
Non-Agency Mortgage-Backed Securities	0	0	5,796	5,796
Sovereign Issues	0	15,764	0	15,764
Belgium
Corporate Bonds & Notes	0	818	0	818
Bulgaria
Sovereign Issues	0	1,309	0	1,309
Canada
Corporate Bonds & Notes	0	5,673	0	5,673
Non-Agency Mortgage-Backed Securities	0	714	0	714
Sovereign Issues	0	19,763	0	19,763
Cayman Islands
Asset-Backed Securities	0	12,811	0	12,811
Corporate Bonds & Notes	0	2,393	0	2,393
Sovereign Issues	0	405	0	405
Chile
Sovereign Issues	0	608	0	608
China
Sovereign Issues	0	48,085	0	48,085
Colombia
Sovereign Issues	0	5,113	0	5,113
Costa Rica
Sovereign Issues	0	1,185	0	1,185
Denmark
Corporate Bonds & Notes	0	1,000	0	1,000
Egypt
Sovereign Issues	0	476	0	476
France
Corporate Bonds & Notes	0	3,290	0	3,290
Sovereign Issues	0	19,722	0	19,722
Hungary
Sovereign Issues	0	313	0	313
Ireland
Asset-Backed Securities	0	15,736	0	15,736
Corporate Bonds & Notes	0	1,171	0	1,171
Israel
Sovereign Issues	0	1,602	0	1,602
Italy
Corporate Bonds & Notes	0	807	0	807
Sovereign Issues	0	1,443	0	1,443
Japan
Corporate Bonds & Notes	0	3,030	0	3,030
Sovereign Issues	0	26,211	0	26,211
Kazakhstan
Sovereign Issues	0	288	0	288
Kuwait
Sovereign Issues	0	2,834	0	2,834
Luxembourg
Sovereign Issues	0	3,020	0	3,020
Malaysia
Corporate Bonds & Notes	0	610	0	610
Sovereign Issues	0	9,217	0	9,217
Mexico
Sovereign Issues	0	405	0	405
Multinational
Corporate Bonds & Notes	0	213	0	213
Netherlands
Corporate Bonds & Notes	0	913	0	913
New Zealand
Corporate Bonds & Notes	0	1,324	0	1,324
Sovereign Issues	0	201	0	201
Peru
Corporate Bonds & Notes	0	592	0	592
Sovereign Issues	0	8,829	0	8,829
Poland
Sovereign Issues	0	1,621	0	1,621
Qatar
Corporate Bonds & Notes	0	264	0	264
Romania
Sovereign Issues	0	4,137	0	4,137
Saudi Arabia
Corporate Bonds & Notes	0	299	0	299
Sovereign Issues	0	10,211	0	10,211
Serbia
Sovereign Issues	0	1,140	0	1,140
South Africa
Sovereign Issues	0	9,238	0	9,238
South Korea
Sovereign Issues	0	10,213	0	10,213
Spain
Sovereign Issues	0	21,183	0	21,183
Supranational

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2026 (Unaudited)

Sovereign Issues	0	7,961	0	7,961
Switzerland
Corporate Bonds & Notes	0	3,146	0	3,146
Thailand
Sovereign Issues	0	5,577	0	5,577
United Arab Emirates
Corporate Bonds & Notes	0	798	0	798
Sovereign Issues	0	1,631	0	1,631
United Kingdom
Asset-Backed Securities	0	1,171	0	1,171
Corporate Bonds & Notes	0	13,658	0	13,658
Non-Agency Mortgage-Backed Securities	0	7,132	0	7,132
Sovereign Issues	0	20,291	0	20,291
United States
Asset-Backed Securities	0	15,572	0	15,572
Corporate Bonds & Notes	0	43,260	0	43,260
Loan Participations and Assignments	0	1,147	0	1,147
Municipal Bonds & Notes	0	855	0	855
Non-Agency Mortgage-Backed Securities	0	29,177	0	29,177
Sovereign Issues	0	94	0	94
U.S. Government Agencies	0	196,550	0	196,550
U.S. Treasury Obligations	0	44,804	0	44,804
Short-Term Instruments
Commercial Paper	0	7,628	0	7,628
Repurchase Agreements	0	985	0	985
Egypt Treasury Bills	0	7	0	7
Nigeria Treasury Bills	0	1,693	0	1,693
South Africa Treasury Bills	0	5,055	0	5,055
Turkey Treasury Bills	0	603	0	603
U.S. Treasury Bills	0	1,316	0	1,316

$0	$691,492	$5,796	$697,288
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,778	$0	$0	$3,778

Total Investments	$3,778	$691,492	$5,796	$701,066

Short Sales, at Value - Liabilities
France
Sovereign Issues	0	(962)	0	(962)
United States
U.S. Government Agencies	0	(80,729)	0	(80,729)

$0	$(81,691)	$0	$(81,691)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	847	1,999	0	2,846
Over the counter	0	10,697	3	10,700

$847	$12,696	$3	$13,546
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(591)	(899)	0	(1,490)
Over the counter	0	(3,806)	0	(3,806)

$(591)	$(4,705)	$0	$(5,296)

Total Financial Derivative Instruments	$256	$7,991	$3	$8,250

Totals	$4,034	$617,792	$5,799	$627,625

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2026:
Category and Subcategory	Beginning Balance at 12/31/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (2)

Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$5,606	$0	$0	$0	$0	$190	$0	$0	$5,796	$190

$5,606	$0	$0	$0	$0	$190	$0	$0	$5,796	$190
Financial Derivative Instruments - Assets
Over the counter	$8	$0	$(1)	$0	$0	$(4)	$0	$0	$3	$(4)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2026 (Unaudited)

Totals	$5,614	$0	$(1)	$0	$0	$186	$0	$0	$5,799	$186

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2026	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities		$5,796	Recent Transaction			Purchase Price			100.000	—
Financial Derivative Instruments - Assets
Over the counter		3	Indicative Market Quotation			Broker Quote			0.192	—

Total		$5,799

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,661	$57,418	$(55,300)	$(1)	$0	$3,778	$17	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DEU	Deutsche Bank Securities, Inc.	MEI	Merrill Lynch International
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MYC	Morgan Stanley Bank, N.A.
BOM	Bank of Montreal	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SGY	Societe Generale, NY

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	NOK	Norwegian Krone
BRL	Brazilian Real	HUF	Hungarian Forint	NZD	New Zealand Dollar
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
CHF	Swiss Franc	ILS	Israeli Shekel	PLN	Polish Zloty
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	RON	Romanian New Leu
CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	SEK	Swedish Krona
COP	Colombian Peso	KRW	South Korean Won	SGD	Singapore Dollar
CZK	Czech Koruna	KWD	Kuwaiti Dinar	THB	Thai Baht
DKK	Danish Krone	KZT	Kazakhstani Tenge	TRY	Turkish New Lira
EGP	Egyptian Pound	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
GBP	British Pound	NGN	Nigerian Naira	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
Bobl	Bundesobligation, the German word for federal government bond	MUTKCALM	Tokyo Overnight Average Rate	SRFXON3	Swiss Overnight Rate Average (6PM)
CAONREPO	Canadian Overnight Repo Rate Average	SIBCSORA	Singapore Overnight Rate Average	THOR	Thai Overnight Baht Repurchase Rate
CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	SONIO	Sterling Overnight Interbank Average Rate	US0003M	ICE 3-Month USD LIBOR
CPI	Consumer Price Index

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
ALT	Alternate Loan Trust	JSC	Joint Stock Company	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	MIBOR	Mumbai Interbank Offered Rate	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	NIBOR	Norwegian Interbank Offered Rate	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	WIBOR	Warsaw Interbank Offered Rate
DAC	Designated Activity Company	OIS	Overnight Index Swap

Schedule of Investments PIMCO International Bond Portfolio (Unhedged)	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.7% ¤
BULGARIA 0.3%
SOVEREIGN ISSUES 0.3%
Bulgaria Government International Bonds 3.375% due 07/18/2035	EUR	50	$55

Total Bulgaria (Cost $57)			55

CHINA 9.8%
SOVEREIGN ISSUES 9.8%
China Development Bank
2.630% due 01/08/2034	CNY	3,750	574
2.820% due 05/22/2033		4,140	640
China Government Bonds
1.650% due 05/15/2035		800	115
2.190% due 09/25/2054		1,300	181
3.190% due 04/15/2053		1,000	169

Total China (Cost $1,635)			1,679

COLOMBIA 1.5%
SOVEREIGN ISSUES 1.5%
Colombia TES
11.000% due 08/22/2029	COP	258,700	65
11.750% due 01/24/2035		246,200	61
12.750% due 11/28/2040		260,800	69
13.250% due 02/09/2033		225,900	61

Total Colombia (Cost $249)			256

DENMARK 0.0%

Total Denmark (Cost $0)			0

PERU 1.8%
SOVEREIGN ISSUES 1.8%
Peru Government Bonds 7.300% due 08/12/2033	PEN	500	157
Peru Government International Bonds 6.950% due 08/12/2031		480	150

Total Peru (Cost $280)			307

ROMANIA 1.0%
SOVEREIGN ISSUES 1.0%
Romania Government International Bonds 6.375% due 09/18/2033	EUR	150	178

Total Romania (Cost $180)			178

SERBIA 0.6%
SOVEREIGN ISSUES 0.6%
Serbia International Bonds 1.000% due 09/23/2028	EUR	100	107

Total Serbia (Cost $117)			107

SOUTH AFRICA 2.7%
SOVEREIGN ISSUES 2.7%
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	300	14
8.875% due 02/28/2035		7,600	442

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

Total South Africa (Cost $432)			456

THAILAND 0.2%
SOVEREIGN ISSUES 0.2%
Thailand Government Bonds
2.700% due 06/17/2040	THB	1,000	30
2.980% due 06/17/2045		200	6

Total Thailand (Cost $41)			36

UNITED STATES 48.2%
U.S. GOVERNMENT AGENCIES 48.2%
Government National Mortgage Association 3.500% due 02/20/2056		$800	735
Government National Mortgage Association, TBA
2.500% due 04/01/2056		100	86
3.000% due 04/01/2056		615	549
6.500% due 04/01/2056		800	831
Uniform Mortgage-Backed Security, TBA
4.000% due 04/01/2056		23	22
4.500% due 04/01/2056		880	849
5.000% due 04/01/2056		3,100	3,058
6.500% due 04/01/2056		2,020	2,090

Total United States (Cost $8,288)			8,220

SHORT-TERM INSTRUMENTS 36.6%
REPURCHASE AGREEMENTS (c) 36.3%			6,200

SOUTH AFRICA TREASURY BILLS 0.1%
7.505% due 06/17/2026 (a)(b)	ZAR	300	17

U.S. TREASURY BILLS 0.2%
3.685% due 06/09/2026 (a)(b)(f)		$27	27

Total Short-Term Instruments (Cost $6,244)			6,244

Total Investments in Securities (Cost $17,523)			17,538

		SHARES
INVESTMENTS IN AFFILIATES 35.0%
SHORT-TERM INSTRUMENTS 35.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 35.0%
PIMCO Short-Term Floating NAV Portfolio III		613,053	5,971

Total Short-Term Instruments (Cost $5,970)			5,971

Total Investments in Affiliates (Cost $5,970)			5,971

Total Investments 137.7% (Cost $23,493)			$23,509
Financial Derivative Instruments (d)(e) (1.7)%(Cost or Premiums, net $(96))			(291)
Other Assets and Liabilities, net (36.0)%			(6,148)

Net Assets 100.0%			$17,070

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC STR	3.660%	03/31/2026	04/01/2026	$6,200	U.S. Treasury Bonds 5.000% due 05/15/2045	$(6,324)	$6,200	$6,201

Total Repurchase Agreements	$(6,324)	$6,200	$6,201

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (17.1)%
U.S. Government Agencies (17.1)%
Uniform Mortgage-Backed Security, TBA	2.000%	04/01/2041	$600	$(557)	$(552)
Uniform Mortgage-Backed Security, TBA	2.000	04/01/2056	1,750	(1,440)	(1,410)
Uniform Mortgage-Backed Security, TBA	2.500	04/01/2056	172	(148)	(145)
Uniform Mortgage-Backed Security, TBA	3.000	04/01/2056	139	(125)	(122)
Uniform Mortgage-Backed Security, TBA	3.500	04/01/2056	173	(159)	(159)
Uniform Mortgage-Backed Security, TBA	6.000	04/01/2056	520	(533)	(530)

Total Short Sales (17.1)%	$(2,962)	$(2,918)

(1)	Includes accrued interest.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR December Futures	12/2026	28	$7,863	$(28)	$0	$0
Canada Government 10-Year Bond June Futures	06/2026	9	776	(16)	3	0
Euro-BTP Future June Futures	06/2026	12	1,613	(62)	20	0
Euro-Buxl 30-Year Bond June Futures	06/2026	1	127	(2)	2	0
Japan Government 10-Year Bond June Futures	06/2026	1	821	(9)	2	0
Long Guilt June Futures	06/2026	9	1,046	(61)	8	0
U.S. Treasury 5-Year Note June Futures	06/2026	7	757	(10)	1	0
U.S. Treasury 10-Year Note June Futures	06/2026	1	111	0	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	14	1,589	(34)	4	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	5	583	(16)	1	0

$(238)	$41	$0

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond June Futures	06/2026	4	$(286)	$1	$0	$(1)
Australia Government 10-Year Bond June Futures	06/2026	8	(595)	0	0	(6)
Canada Government 5-Year Bond June Futures	06/2026	1	(82)	1	0	0
Euro-Bobl June Futures	06/2026	8	(1,067)	17	0	(4)
Euro-Bund June Futures	06/2026	2	(290)	4	0	(2)
Euro-Oat June Futures	06/2026	3	(412)	13	0	(4)
Euro-Schatz June Futures	06/2026	8	(978)	8	0	(1)
U.S. Treasury 2-Year Note June Futures	06/2026	4	(830)	6	0	(1)

$50	$0	$(19)

Total Futures Contracts	$(188)	$41	$(19)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate		Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-45 10-Year Index	(1.000)%		Quarterly	12/20/2035		$226	$(2)	$1	$(1)	$0	$(1)
CDX.IG-46 10-Year Index	(1.000)		Quarterly	06/20/2036		700	1	(1)	0	0	(2)
CDX.IT-RAXX MAIN45	(1.000)		Quarterly	06/20/2031	EUR	1,300	(19)	(2)	(21)	0	(2)

							$(20)	$(2)	$(22)	$0	$(5)

INTEREST RATE SWAPS
										Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	03/17/2028	GBP	100	$1	$(2)	$(1)	$0	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2028		100	0	(2)	(2)	0	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2028		940	(10)	(9)	(19)	2	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		100	0	(4)	(4)	0	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2031		800	(23)	(12)	(35)	2	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		200	5	5	10	0	(1)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		350	12	6	18	0	(2)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/16/2056		10	(1)	0	(1)	0	0
Pay	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/18/2031	INR	220	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	09/17/2027	JPY	90,000	(4)	1	(3)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/18/2028		90,000	(3)	(1)	(4)	0	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/16/2028		375,000	3	1	4	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/17/2030		168,000	(21)	(9)	(30)	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	03/18/2031		200,000	21	9	30	0	(2)
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.750	Annual	09/16/2031		100,000	2	2	4	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		268,400	(101)	(19)	(120)	6	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	03/18/2036		120,000	34	10	44	0	(3)
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/17/2036		30,000	2	2	4	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.250	Annual	09/17/2055		5,000	(2)	(3)	(5)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	03/18/2056		80,000	(35)	(19)	(54)	0	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	2.750	Annual	06/17/2056		10,000	2	2	4	0	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	03/18/2031	SGD	890	13	4	17	0	(3)
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	1.750	Semi-Annual	09/16/2031		300	0	4	4	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2027		$600	3	(5)	(2)	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2028		610	3	(4)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		2,690	(54)	37	(17)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		300	1	1	2	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/17/2031		200	(4)	1	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		1,680	(15)	29	14	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		530	(11)	5	(6)	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		100	(1)	0	(1)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.988	Annual	11/15/2053		100	0	3	3	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		110	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		460	14	16	30	2	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		100	(2)	0	(2)	0	(1)
Receive(5)	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/16/2031	AUD	200	3	0	3	0	(1)
Pay	3-Month KRW-KORIBOR	2.750	Quarterly	03/18/2036	KRW	552,980	4	(36)	(32)	0	0
Pay(5)	3-Month MYR-KLIBOR	3.600	Quarterly	03/17/2032	MYR	1,000	1	(1)	0	0	0
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	1,400	0	(2)	(2)	1	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	300	(6)	0	(6)	0	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031		2,540	(19)	(90)	(109)	15	0
Receive	6-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/18/2031		100	3	1	4	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/17/2035		720	0	(30)	(30)	7	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		400	(13)	(5)	(18)	4	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/16/2028	EUR	5,790	(13)	(74)	(87)	12	0
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		200	0	(6)	(6)	1	0
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		400	0	(10)	(10)	1	0
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		2,200	(12)	(40)	(52)	11	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		1,320	(18)	(30)	(48)	12	0
Receive(5)	6-Month EUR-EURIBOR	2.825	Annual	09/19/2055		200	4	(5)	(1)	0	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		30	1	0	1	0	0
Pay	CAONREPO	2.250	Semi-Annual	12/17/2027	CAD	900	(1)	(4)	(5)	1	0
Receive	CAONREPO	2.500	Semi-Annual	12/17/2030		200	0	2	2	0	0
Pay	CAONREPO	2.750	Semi-Annual	03/18/2031		400	2	(4)	(2)	1	0
Receive(5)	CAONREPO	2.750	Semi-Annual	06/17/2031		200	1	0	1	0	0
Receive	CAONREPO	3.000	Semi-Annual	09/17/2035		270	1	2	3	0	(1)
Receive	CAONREPO	2.750	Semi-Annual	12/17/2035		400	4	6	10	0	(1)
Pay	CAONREPO	3.000	Semi-Annual	03/18/2036		400	0	(5)	(5)	1	0
Pay	CAONREPO	2.750	Semi-Annual	12/17/2055		170	(11)	(7)	(18)	0	0
Pay	CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		$9,200	162	0	162	20	0

							$(78)	$(286)	$(364)	$101	$(26)

Total Swap Agreements							$(98)	$(288)	$(386)	$101	$(31)

Cash of $727 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)	Unsettled variation margin asset of $7 for closed futures is outstanding at period end.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	04/2026		$898	CAD	1,230	$0	$(14)
BOA	04/2026	BRL	3,470		$665	0	(5)
	04/2026	CAD	24		18	0	0
	04/2026	CNH	572		83	0	0
	04/2026	CNY	1,007		146	0	0
	04/2026	COP	38,390		10	0	0
	04/2026	EUR	142	RON	729	0	0
	04/2026		211		$245	1	0
	04/2026	HUF	3,721		11	0	0
	04/2026	IDR	321,483		19	0	0
	04/2026	ILS	186		60	1	0
	04/2026	KRW	17,898		12	0	0
	04/2026	MXN	1,182		66	1	0
	04/2026	PLN	251		68	1	0
	04/2026	RON	282	EUR	55	0	0
	04/2026	SGD	23		$18	0	0
	04/2026		$665	BRL	3,470	5	0
	04/2026		163	CNY	1,127	0	0
	04/2026		57	COP	211,086	1	0
	04/2026		27	CZK	558	0	0
	04/2026		84	MXN	1,498	0	0
	04/2026		29	SGD	37	0	0
	04/2026		265	THB	8,282	0	(14)
BPS	04/2026	BRL	512		$92	0	(7)
	04/2026	CNH	344		50	0	0
	04/2026	CNY	1,703		246	0	(1)
	04/2026	COP	42,141		11	0	(1)
	04/2026	EUR	38	RON	195	0	0
	04/2026	GBP	45		$60	0	0
	04/2026	ILS	57		19	0	0
	04/2026	INR	29,488		320	7	0
	04/2026	JPY	24,600		155	0	0
	04/2026	KRW	81,379		55	1	0
	04/2026	NZD	192		114	3	0
	04/2026	PLN	28		8	0	0
	04/2026	THB	2,000		62	1	0
	04/2026	TWD	9,466		299	4	0
	04/2026		$45	AUD	64	0	(1)
	04/2026		98	BRL	512	1	0
	04/2026		197	CNY	1,362	1	0
	04/2026		27	GBP	20	0	0
	04/2026		317	IDR	5,370,177	0	(1)
	04/2026		190	INR	17,883	0	0
	04/2026		18	KRW	26,797	0	0
	04/2026		90	PLN	325	0	(3)
	04/2026		0	THB	1	0	0
	04/2026		349	TWD	11,046	0	(5)
	04/2026	ZAR	146		$9	0	0
BRC	04/2026	CAD	1,023		737	2	0
	04/2026	CNH	718		104	0	0
	04/2026	HKD	73		9	0	0
	04/2026	INR	8,377		88	0	(1)
	04/2026	RON	146	EUR	29	0	0
	04/2026		74		$17	0	0
	04/2026	TRY	15,448		341	0	(4)
	04/2026		$58	CNH	400	0	0
	04/2026		184	CNY	1,262	0	(1)
	04/2026		12	ILS	37	0	0
	04/2026		72	PEN	249	0	(1)
	04/2026		54	PLN	195	0	(2)
	04/2026		185	SEK	1,681	0	(8)
	04/2026		321	TRY	14,720	3	0
	04/2026		22	ZAR	378	0	0
	04/2026	ZAR	1,432		$87	3	0
	05/2026		$711	CAD	984	0	(2)
	05/2026		2,664	JPY	424,204	17	0
BSH	04/2026	BRL	700		$123	0	(12)
	04/2026	PEN	45		13	0	0
	04/2026		$134	BRL	700	1	0
	04/2026		46	PLN	166	0	(1)
	06/2026	PEN	113		$33	1	0
	06/2026		$33	PEN	113	0	(1)
CBK	04/2026	AUD	53		$37	1	0
	04/2026	CAD	138		100	1	0
	04/2026	CNH	1,460		211	0	(1)
	04/2026	CNY	120		17	0	0
	04/2026	COP	199,737		52	0	(2)
	04/2026	CZK	213		10	0	0
	04/2026	EUR	1,221		1,412	1	0
	04/2026	GBP	122		163	2	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

	04/2026	INR	29,417		317	6	0
	04/2026	KRW	20,773		14	0	0
	04/2026	MXN	212		12	0	0
	04/2026	NOK	100		10	0	0
	04/2026	PEN	1,217		353	4	0
	04/2026	SEK	215		23	1	0
	04/2026	THB	3,230		103	5	0
	04/2026		$35	CNY	241	0	0
	04/2026		495	INR	45,478	0	(14)
	04/2026		1,528	JPY	237,700	0	(30)
	04/2026		51	THB	1,613	0	(2)
	07/2026	PEN	109		$32	1	0
	07/2026		$128	CNY	878	0	0
	07/2026		31	PEN	109	0	0
	01/2027	PEN	1,108		$326	12	0
	01/2027		$318	PEN	1,108	0	(4)
CIB	04/2026	CAD	40		$29	1	0
	04/2026	ILS	31		10	0	0
DUB	04/2026	CLP	9,149		10	0	0
	04/2026	CNH	504		73	0	0
	04/2026	COP	226,410		61	0	0
	04/2026	EUR	65	RON	334	0	0
	04/2026	HKD	353		$45	0	0
	04/2026	ILS	125		40	1	0
	04/2026	INR	922		10	1	0
	04/2026	RON	563	EUR	110	0	0
	04/2026		$1,779	CNH	12,191	0	(9)
	04/2026		55	CNY	379	0	0
	04/2026		14	CZK	298	0	0
	04/2026		2	EGP	102	0	0
	04/2026		8	HUF	2,754	0	0
	04/2026		25	INR	2,294	0	(1)
	04/2026		71	PEN	246	0	0
FAR	04/2026	BRL	85		$16	0	0
	04/2026	JPY	16,700		106	0	0
	04/2026	MYR	43		11	0	0
	04/2026	PEN	62		18	0	0
	04/2026	RON	88	EUR	17	0	0
	04/2026		$154	AUD	217	0	(4)
	04/2026		16	BRL	85	0	0
	04/2026		173	CHF	133	0	(6)
	04/2026		1,698	GBP	1,260	0	(30)
	04/2026		252	JPY	39,449	0	(4)
	04/2026		60	PLN	217	0	(2)
	07/2026	PEN	62		$18	1	0
	07/2026		$18	PEN	62	0	0
GLM	04/2026	BRL	4,838		$891	0	(43)
	04/2026	CNH	76		11	0	0
	04/2026	COP	238,493		64	0	(1)
	04/2026	ILS	55		18	0	0
	04/2026		$1,277	BRL	6,695	14	0
	04/2026		64	COP	238,116	1	0
	04/2026		5	HUF	1,660	0	0
	04/2026		20	MXN	369	1	0
	04/2026		151	MYR	595	0	(4)
IND	04/2026	PEN	239		$70	2	0
	04/2026		$7,653	EUR	6,481	0	(162)
JPM	04/2026	CNH	1,636		$237	0	(1)
	04/2026	EUR	48	RON	246	0	0
	04/2026		118		$136	0	(1)
	04/2026	HKD	412		53	0	0
	04/2026	INR	432		5	0	0
	04/2026	MXN	142		8	0	0
	04/2026	PLN	154		42	1	0
	04/2026	RON	281	EUR	55	0	0
	04/2026	SGD	302		$240	5	0
	04/2026		$53	CNH	365	0	0
	04/2026		8	CZK	180	0	0
	04/2026		81	EUR	70	0	0
	04/2026		24	HUF	8,096	0	0
	04/2026		10	ILS	31	0	0
	04/2026		388	MXN	6,944	0	(1)
	04/2026		21	NZD	36	0	0
	04/2026	ZAR	4,821		$288	4	0
	06/2026	MXN	142		8	0	0
	06/2026		$8	MXN	142	0	0
	06/2026		18	ZAR	300	0	0
	06/2026	ZAR	300		$17	0	(1)
MBC	04/2026	AUD	176		121	0	0
	04/2026	CHF	17		22	0	0
	04/2026	CNH	96		14	0	0
	04/2026	COP	420,432		112	0	(2)
	04/2026	DKK	90		14	0	0
	04/2026	EUR	570		657	1	(3)
	04/2026	GBP	127		170	2	0
	04/2026	IDR	1,891,691		111	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

04/2026	JPY	48,478	305	1	(1)
04/2026	KRW	90,640	61	1	0
04/2026	NOK	50	5	0	0
04/2026	PLN	43	12	1	0
04/2026	SEK	155	17	0	0
04/2026	THB	8,011	255	12	0
04/2026	$11	CHF	9	0	0
04/2026	163	DKK	1,029	0	(4)
04/2026	136	EUR	117	0	(1)
04/2026	111	IDR	1,891,691	0	0
04/2026	275	JPY	42,710	0	(6)
04/2026	484	KRW	708,640	0	(13)
04/2026	103	MXN	1,822	0	(1)
04/2026	7	NOK	69	0	0
04/2026	18	SGD	23	0	0
04/2026	121	THB	3,824	0	(5)
MYI	04/2026	BRL	214	$41	0	0
04/2026	CHF	2	3	0	0
04/2026	COP	67,186	18	0	0
04/2026	DKK	1,000	148	0	(7)
04/2026	MYR	40	10	0	0
04/2026	TWD	24,020	760	10	0
04/2026	$41	BRL	214	0	0
04/2026	37	CLP	32,571	0	(2)
04/2026	8	ILS	25	0	0
04/2026	759	TWD	23,922	0	(13)
NGF	04/2026	TRY	368	$8	0	0
04/2026	$34	NOK	332	0	0
RBC	04/2026	SEK	185	$20	1	0
SCX	04/2026	CAD	44	33	1	0
04/2026	CNH	164	24	0	0
04/2026	CNY	379	55	0	0
04/2026	COP	213,454	56	0	(2)
04/2026	ILS	32	10	0	0
04/2026	JPY	9,800	62	0	0
04/2026	KRW	105,597	70	0	(1)
04/2026	NZD	34	21	1	0
04/2026	THB	310	10	0	0
04/2026	$55	CNY	379	0	0
04/2026	64	GBP	48	0	(1)
04/2026	50	INR	4,573	0	(2)
04/2026	226	JPY	35,325	0	(4)
04/2026	35	KRW	53,223	1	0
04/2026	20	PLN	72	0	(1)
04/2026	6	TWD	207	0	0
07/2026	COP	63,509	$16	0	0
07/2026	$17	COP	63,509	0	0
SOG	04/2026	AUD	33	$23	0	0
04/2026	EUR	152	180	4	0
04/2026	INR	1,459	16	1	0
04/2026	JPY	3,400	21	0	0
04/2026	MXN	535	30	0	0
04/2026	RON	50	EUR	10	0	0
04/2026	179	$41	0	0
04/2026	$111	CNH	757	0	(1)
04/2026	1,498	EUR	1,266	0	(35)
04/2026	21	HKD	165	0	0
04/2026	1,100	JPY	171,123	0	(22)
04/2026	82	RON	357	0	(1)
SSB	04/2026	COP	40,884	$11	0	0
04/2026	IDR	507,066	30	0	0
04/2026	INR	1,015	11	0	0
04/2026	JPY	1,385	9	0	0
04/2026	KRW	32,984	22	0	0
04/2026	$249	AUD	349	0	(8)
UAG	04/2026	COP	176,850	$48	0	0
04/2026	GBP	22	29	0	0
04/2026	MXN	143	8	0	0
04/2026	PLN	44	12	0	0
04/2026	$48	COP	176,850	0	0
04/2026	17	CZK	364	0	0
04/2026	15	ILS	47	0	0
04/2026	10	INR	908	0	0
04/2026	100	PLN	364	0	(3)

Total Forward Foreign Currency Contracts	$158	$(547)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	78	$0	$0
Call - OTC USD versus HKD	7.800	08/24/2026	121	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	46	1	0
Put - OTC USD versus KRW	1,400.000	07/13/2026	10	0	0
Call - OTC USD versus SGD	SGD	1.315	11/05/2026	56	0	0
GLM	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	19	0	0
MBC	Call - OTC USD versus HKD	7.800	08/14/2026	69	0	0
Call - OTC USD versus HKD	7.800	08/24/2026	36	0	0
Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	87	1	0
Put - OTC USD versus KRW	1,400.000	07/10/2026	88	1	1
MYI	Put - OTC EUR versus CZK	CZK	23.900	06/02/2026	40	0	0

Total Purchased Options	$3	$1

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	78	$0	$0
Call - OTC USD versus HKD	7.850	08/24/2026	121	0	0
Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	46	0	0
Put - OTC USD versus KRW	1,350.000	07/13/2026	10	0	0
Put - OTC USD versus SGD	SGD	1.237	11/05/2026	56	(1)	(1)
GLM	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	19	0	0
MBC	Call - OTC USD versus HKD	7.850	08/14/2026	69	0	0
Call - OTC USD versus HKD	7.850	08/24/2026	36	0	0
Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	87	0	0
Put - OTC USD versus KRW	1,350.000	07/10/2026	88	0	0

$(1)	$(1)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620%	04/20/2026	100	$(1)	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	100	0	0

$(1)	$0

Total Written Options	$(2)	$(1)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2029	0.272%	$100	$(3)	$0	$0	$(3)
South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	0.324	100	(4)	1	0	(3)

$(7)	$1	$0	$(6)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—◆	$24	$0	$0	$0	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/(Receivable)	Unrealized Appreciation/(Depreciation)	Asset	Liability

CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.357% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	$1,097	JPY	164,600	$14	$0	$14	$0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.301% based on the notional amount of currency received	Floating rate equal to 1-Day GBP-SOFR based on the notional amount of currency delivered	Maturity	10/15/2045	227	GBP	171	(1)	(1)	0	(2)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.315% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	652	JPY	101,000	0	0	0	0

								$13	$(1)	$14	$(2)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	3-Month CNY-CNREPOFIX(8)	1.500%	Quarterly	03/17/2032	CNY	1,500	$(1)	$(1)	$0	$(2)
SCX	Pay	3-Month CNY-CNREPOFIX(8)	1.500	Quarterly	03/17/2032		3,100	(4)	1	0	(3)

								$(5)	$0	$0	$(5)

TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	IBoxx USD Liquid Investment Grade Indexthis	1,533	1.238% (SOFR plus a specified spread)	Maturity	09/21/2026	$520	$0	$(2)	$0	$(2)

Total Swap Agreements								$1	$(2)	$14	$(15)

(f)

Securities with an aggregate market value of $27 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

◆		Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)		Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)		This instrument has a forward starting effective date.
(9)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 03/31/2026

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2026 (Unaudited)

Investments in Securities, at Value
Bulgaria
Sovereign Issues	$0	$55	$0	$55
China
Sovereign Issues	0	1,679	0	1,679
Colombia
Sovereign Issues	0	256	0	256
Peru
Sovereign Issues	0	307	0	307
Romania
Sovereign Issues	0	178	0	178
Serbia
Sovereign Issues	0	107	0	107
South Africa
Sovereign Issues	0	456	0	456
Thailand
Sovereign Issues	0	36	0	36
United States
U.S. Government Agencies	0	8,220	0	8,220
Short-Term Instruments
Repurchase Agreements	0	6,200	0	6,200
South Africa Treasury Bills	0	17	0	17
U.S. Treasury Bills	0	27	0	27

	$0	$17,538	$0	$17,538
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,971	$0	$0	$5,971

Total Investments	$5,971	$17,538	$0	$23,509

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(2,918)	$0	$(2,918)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	35	107	0	142
Over the counter	0	173	0	173

	$35	$280	$0	$315
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(18)	(32)	0	(50)
Over the counter	0	(563)	0	(563)

	$(18)	$(595)	$0	$(613)

Total Financial Derivative Instruments	$17	$(315)	$0	$(298)

Totals	$5,988	$14,305	$0	$20,293

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$4,312	$9,361	$(7,700)	$(1)	$(1)	$5,971	$60	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Bank, N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
CAD	Canadian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty
CHF	Swiss Franc	IDR	Indonesian Rupiah	RON	Romanian New Leu
CLP	Chilean Peso	ILS	Israeli Shekel	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	THB	Thai Baht
COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira
CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
EGP	Egyptian Pound	NOK	Norwegian Krone	ZAR	South African Rand
EUR	Euro

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
Bobl	Bundesobligation, the German word for federal government bond	CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average

Other Abbreviations:
BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	OIS	Overnight Index Swap
BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	MIBOR	Mumbai Interbank Offered Rate	TBA	To-Be-Announced
EURIBOR	Euro Interbank Offered Rate	Oat	Obligations Assimilables du Trésor

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 176.1% ¤
CORPORATE BONDS & NOTES 1.1%
INDUSTRIALS 1.1%
Beignet Investor LLC 6.581% due 05/30/2049	$4,580	$4,713
Vessel Management Services, Inc. 3.432% due 08/15/2036	332	302

Total Corporate Bonds & Notes (Cost $4,912)		5,015

U.S. GOVERNMENT AGENCIES 24.0%
Federal Home Loan Mortgage Corp.
6.500% due 04/01/2055	72	74
7.000% due 12/01/2031	1	1
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.937% due 07/25/2054 ~	1,212	1,177
Federal Home Loan Mortgage Corp. REMICS
1.912% due 12/15/2042 •	248	214
3.000% due 04/15/2053	1,244	964
3.500% due 01/15/2048	667	617
3.977% due 10/15/2043 •	649	637
4.000% due 06/15/2032 - 09/15/2044	3,841	3,675
4.187% due 01/15/2033 •	1	1
5.500% due 02/15/2034	65	67
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
3.808% due 03/25/2036 ~	125	122
4.539% due 01/25/2036 ~	102	100
5.059% due 10/25/2044 •	200	185
Federal National Mortgage Association
2.500% due 11/01/2046	99	85
3.580% due 08/01/2030	1,700	1,659
3.600% due 02/01/2040	1,115	1,052
4.000% due 08/01/2048	4	4
5.833% due 01/01/2033 •	2	2
Federal National Mortgage Association REMICS
3.000% due 09/25/2046	2,264	1,721
3.842% due 07/25/2037 •	2	2
4.250% due 05/25/2037	112	101
5.000% due 04/25/2032 - 08/25/2033	87	88
5.500% due 12/25/2035	27	28
6.500% due 07/25/2031	8	8
Government National Mortgage Association REMICS
3.500% due 01/20/2044	643	601
6.000% due 08/20/2033	190	190
Government National Mortgage Association, TBA
4.000% due 04/01/2056	7,300	6,839
4.500% due 06/01/2040	1,700	1,640
Resolution Funding Corp. Interest STRIPS 0.000% due 10/15/2028 (a)	600	545
Tennessee Valley Authority Principal STRIPS 0.000% due 05/01/2030 (b)	800	677
U.S. Small Business Administration 5.290% due 12/01/2027	8	8
Uniform Mortgage-Backed Security, TBA
3.500% due 04/01/2056	500	458
4.000% due 04/01/2056 - 06/01/2056	24,500	23,115
5.000% due 04/01/2056 - 05/01/2056	23,500	23,161
6.000% due 06/01/2056	35,100	35,728

Total U.S. Government Agencies (Cost $107,047)		105,546

U.S. TREASURY OBLIGATIONS 136.5%
U.S. Treasury Bonds
1.125% due 05/15/2040	12,820	8,080
1.125% due 08/15/2040 (e)	94,680	59,057
1.375% due 11/15/2040 (e)	21,220	13,676
1.750% due 08/15/2041	3,300	2,207
1.875% due 02/15/2051	2,650	1,472
2.000% due 11/15/2041	7,900	5,466
2.000% due 02/15/2050 (e)	36,908	21,496
2.250% due 05/15/2041 (e)	14,200	10,354
2.250% due 08/15/2049	4,000	2,489
2.250% due 02/15/2052	400	241
2.375% due 02/15/2042	6,500	4,739

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2026 (Unaudited)

2.500% due 02/15/2045	450	316
2.500% due 02/15/2046	3,680	2,540
2.750% due 11/15/2042	5,600	4,261
2.750% due 11/15/2047	9,400	6,633
2.875% due 05/15/2049 (g)	1,550	1,102
2.875% due 05/15/2052	400	278
3.000% due 11/15/2044	540	414
3.000% due 05/15/2045	470	358
3.000% due 11/15/2045	10,100	7,638
3.000% due 02/15/2047	4,650	3,466
3.000% due 05/15/2047	1,100	818
3.000% due 08/15/2048 (e)	23,180	17,018
3.000% due 02/15/2049 (e)	65,070	47,544
3.000% due 08/15/2052	13,900	9,885
3.125% due 11/15/2041 (e)	25,610	20,966
3.125% due 08/15/2044	440	345
3.125% due 05/15/2048	7,330	5,518
3.250% due 05/15/2042	1,000	824
3.375% due 08/15/2042	11,300	9,443
3.375% due 11/15/2048 (e)	47,900	37,551
3.625% due 08/15/2043	2,400	2,050
3.625% due 05/15/2053 (e)	21,300	17,084
3.875% due 05/15/2043 (e)	15,600	13,831
4.000% due 11/15/2042 (e)	17,400	15,750
4.000% due 11/15/2052 (e)	73,040	62,772
4.125% due 08/15/2044	8,000	7,260
4.375% due 05/15/2041	9,920	9,558
4.375% due 08/15/2043	8,800	8,309
4.500% due 11/15/2054	3,000	2,803
4.625% due 05/15/2044	7,500	7,276
4.625% due 11/15/2045 (e)	2,600	2,508
4.625% due 05/15/2054	1,500	1,431
4.625% due 02/15/2055 (e)	14,400	13,738
4.750% due 02/15/2041	2,690	2,706
4.750% due 11/15/2043 (e)	22,710	22,444
4.875% due 08/15/2045 (e)	3,460	3,449
U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2032	7,499	7,078
1.125% due 01/15/2033	8,494	8,184
1.750% due 01/15/2034 (e)(g)	11,003	10,961
1.875% due 07/15/2034 (e)	622	625
2.125% due 01/15/2035	1,031	1,048
U.S. Treasury Notes
1.500% due 11/30/2028 (e)(g)	5,800	5,462
2.375% due 03/31/2029	7,300	7,002
2.875% due 08/15/2028 (e)	100	98
3.250% due 06/30/2029	6,300	6,187
3.625% due 03/31/2030 (e)	200	198
3.750% due 05/31/2030 (e)	200	199
3.750% due 06/30/2030 (e)	400	397
3.875% due 09/30/2029 (e)	15,900	15,904
4.125% due 10/31/2029 (e)	100	101
4.125% due 08/31/2030 (e)	400	403
4.250% due 08/15/2035 (e)	2,900	2,890
4.625% due 09/30/2028 (e)	200	204
4.625% due 09/30/2030 (e)	300	308
4.875% due 10/31/2030 (e)	300	312
U.S. Treasury STRIPS
0.000% due 02/15/2033 (a)	1,700	1,280
0.000% due 05/15/2034 (a)	500	354
0.000% due 08/15/2034 (a)	1,270	888
0.000% due 08/15/2035 (a)	25,270	16,810
0.000% due 08/15/2036 (a)	18,000	11,343
0.000% due 11/15/2036 (a)	2,700	1,679
0.000% due 05/15/2041 (a)	10	5
0.000% due 08/15/2041 (a)	20	10
0.000% due 11/15/2041 (a)	260	120
0.000% due 05/15/2042 (a)	320	144
0.000% due 08/15/2042 (a)	80	35
0.000% due 11/15/2042 (a)	20	9

Total U.S. Treasury Obligations (Cost $720,179)		599,402

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.3%
Ashford Hospitality Trust 4.745% due 04/15/2035 •	51	51
Atrium Hotel Portfolio Trust 4.900% due 12/15/2036 •	330	326
Bank 4.046% due 03/15/2061 ~	500	496
BBCMS Mortgage Trust 5.015% due 09/15/2058	900	911
Bear Stearns ARM Trust 6.000% due 04/25/2033 ~	4	4
Benchmark Mortgage Trust
4.016% due 03/15/2052	2,300	2,251

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2026 (Unaudited)

5.926% due 03/15/2057	800	826
CHL Mortgage Pass-Through Trust 4.433% due 03/25/2035 •	23	21
COMM Mortgage Trust 3.140% due 10/10/2036	1,700	1,649
Countrywide Alternative Loan Trust 4.213% due 05/25/2035 •	11	11
Credit Suisse First Boston Mortgage Securities Corp. 5.461% due 11/25/2032 ~	1	1
CSMC Trust 5.187% due 07/15/2038 •	865	769
DBWF Mortgage Trust 3.791% due 12/10/2036	2,100	2,077
HarborView Mortgage Loan Trust 4.231% due 05/19/2035 •	10	10
Hilton USA Trust 3.719% due 11/05/2038	2,100	2,089
Impac CMB Trust 5.382% due 09/25/2034 þ	51	59
JP Morgan Chase Commercial Mortgage Securities Trust 5.170% due 12/15/2031 •	221	220
JP Morgan Mortgage Trust
4.693% due 12/25/2049 •	11	11
5.818% due 07/25/2035 ~	10	10
Natixis Commercial Mortgage Securities Trust 3.885% due 08/15/2038	500	486
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	51	49
2.750% due 11/25/2059 ~	222	213
PMT Loan Trust 5.021% due 02/25/2057 •	1,000	1,003
RALI Trust 6.000% due 06/25/2036	14	11
Sequoia Mortgage Trust
4.490% due 07/20/2033 •	8	8
5.172% due 04/25/2056 •	1,300	1,303
SFO Commercial Mortgage Trust 4.937% due 05/15/2038 •	1,000	999
Structured Adjustable Rate Mortgage Loan Trust 4.233% due 05/25/2037 •	27	25
Structured Asset Mortgage Investments Trust
4.451% due 09/19/2032 •	3	3
4.631% due 10/19/2033 •	6	6
Towd Point Mortgage Trust 3.100% due 01/25/2060 ~	600	553
VNDO Trust 3.805% due 01/10/2035	1,900	1,897
WaMu Mortgage Pass-Through Certificates Trust
4.859% due 08/25/2046 •	46	43
5.359% due 10/25/2046 •	17	16
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
4.999% due 05/25/2033 ~	4	4
Worldwide Plaza Trust 3.526% due 11/10/2036	300	240

Total Non-Agency Mortgage-Backed Securities (Cost $19,160)		18,651

ASSET-BACKED SECURITIES 0.8%
AUTOMOBILE SEQUENTIAL 0.2%
Hertz Vehicle Financing LLC 2.330% due 06/26/2028	700	685

HOME EQUITY OTHER 0.1%
Bear Stearns Asset-Backed Securities Trust 4.793% due 11/25/2042 •	7	7
MASTR Asset-Backed Securities Trust 4.618% due 10/25/2034 •	273	269
Merrill Lynch Mortgage Investors Trust 4.723% due 07/25/2035 •	255	257
Renaissance Home Equity Loan Trust 3.723% due 08/25/2033 •	2	2

		535

OTHER ABS 0.5%
Dell Equipment Finance Trust 4.680% due 07/22/2027	911	912
ECMC Group Student Loan Trust 4.526% due 02/27/2068 •	106	105

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2026 (Unaudited)

Nelnet Student Loan Trust 4.610% due 02/21/2061	1,247	1,232

		2,249

Total Asset-Backed Securities (Cost $3,499)		3,469

SHORT-TERM INSTRUMENTS 9.4%
REPURCHASE AGREEMENTS (d) 9.4%		41,200

Total Short-Term Instruments (Cost $41,200)		41,200

Total Investments in Securities (Cost $895,997)		773,283

	SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III	188,435	1,835

Total Short-Term Instruments (Cost $1,835)		1,835

Total Investments in Affiliates (Cost $1,835)		1,835

Total Investments 176.5% (Cost $897,832)		$775,118
Financial Derivative Instruments (f)(h) (0.1)%(Cost or Premiums, net $150)		(340)
Other Assets and Liabilities, net (76.4)%		(335,665)

Net Assets 100.0%		$439,113

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

SAL	3.670%	04/01/2026	04/02/2026	$41,200	U.S. Treasury Notes 3.625% due 03/31/2028	$(42,060)	$41,200	$41,200

Total Repurchase Agreements	$(42,060)	$41,200	$41,200

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	3.770%	03/12/2026	04/16/2026	$(3,891)	$(3,899)
3.770	03/27/2026	04/06/2026	(624)	(624)
3.780	03/13/2026	04/06/2026	(2,417)	(2,421)
BPS	3.770	03/18/2026	04/22/2026	(2,030)	(2,033)
MSC	3.780	04/02/2026	04/06/2026	(182,495)	(182,495)
3.800	04/01/2026	04/02/2026	(245,171)	(245,171)
TDM	3.770	03/19/2026	04/09/2026	(1,213)	(1,215)
UBS	3.770	03/09/2026	04/09/2026	(88,223)	(88,436)
3.770	03/23/2026	04/22/2026	(63,223)	(63,283)
3.770	03/27/2026	05/04/2026	(52,027)	(52,054)

Total Sale-Buyback Transactions	$(641,631)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.0)%
Uniform Mortgage-Backed Security, TBA	2.500%	05/01/2056	$100	$(84)	$(84)
Uniform Mortgage-Backed Security, TBA	5.000	04/01/2056	4,500	(4,413)	(4,439)

Total Short Sales (1.0)%	$(4,497)	$(4,523)

(e)	Securities with an aggregate market value of $637,890 have been pledged as collateral under the terms of master agreements as of March 31, 2026.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(210,322) at a weighted average interest rate of 3.794 Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(508) of deferred price drop.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note May Futures	$110.000	04/24/2026	13	$13	$(4)	$(5)
Call - CBOE U.S. Treasury 10-Year Note May Futures	113.000	04/24/2026	13	13	(3)	(2)

Total Written Options	$(7)	$(7)

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2026 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract June Futures				09/2027	164	$39,542	$(200)		$8	$0
3-Month SOFR Active Contract March Futures				06/2027	164	39,518	(227)		12	0
3-Month SOFR Active Contract September Futures				12/2027	164	39,579	(145)		8	0
U.S. Treasury 5-Year Note June Futures				06/2026	96	10,385	(151)		14	0
U.S. Treasury 10-Year Note June Futures				06/2026	78	8,662	(70)		18	0

							$(793)		$60	$0

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note June Futures				06/2026	27	$(5,601)	$40		$0	$(2)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures				06/2026	995	(112,948)	2,580		0	(295)
U.S. Treasury Long-Term Bond June Futures				06/2026	173	(19,700)	596		0	(65)
U.S. Treasury Ultra Long-Term Bond June Futures				06/2026	48	(5,595)	188		0	(11)

							$3,404		$0	$(373)

Total Futures Contracts							$2,611		$60	$(373)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.638%	Annual	05/31/2028	$1,000	$0	$3	$3	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	2,100	0	6	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028	9,800	0	26	26	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028	9,800	0	18	18	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028	9,800	0	17	17	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	800	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	6,000	(118)	82	(36)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	600	(1)	(5)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.821	Annual	10/31/2030	5,300	0	(48)	(48)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.834	Annual	10/31/2030	3,760	0	(37)	(37)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031	3,700	22	(53)	(31)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	800	0	17	17	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	1,200	0	19	19	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	4,500	(40)	27	(13)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	2,400	0	53	53	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031	5,100	(54)	684	630	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	6,462	(6)	(13)	(19)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	1,100	(5)	12	7	0	(1)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033	7,200	56	46	102	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	400	(2)	0	(2)	0	0

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	400	(2)	(1)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	600	(3)	3	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	600	(3)	1	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	500	(2)	6	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	400	(2)	6	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	500	(2)	0	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	600	(2)	8	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	500	(2)	13	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	500	(2)	12	10	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	200	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	400	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	400	(2)	12	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	700	(3)	34	31	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	600	(3)	28	25	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	350	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	500	(2)	(2)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	500	(2)	0	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	700	(2)	(2)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036	700	(1)	8	7	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036	600	(1)	5	4	0	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036	5,400	66	(8)	58	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049	300	0	38	38	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049	500	0	55	55	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049	100	0	10	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	4,500	(78)	1,908	1,830	14	0
Receive	1-Day USD-SOFR Compounded-OIS	2.330	Semi-Annual	10/25/2053	4,010	244	1,137	1,381	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053	500	(3)	75	72	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	11/15/2053	300	6	3	9	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.085	Annual	11/15/2053	887	2	10	12	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.956	Annual	11/15/2054	1,000	0	32	32	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	2,700	65	230	295	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.846	Annual	02/15/2055	600	0	30	30	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.872	Annual	02/15/2055	1,800	0	83	83	7	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056	2,600	50	11	61	10	0

Total Swap Agreements						$165	$4,607	$4,772	$67	$(80)

(g)	Securities with an aggregate market value of $1,982 and cash of $5,591 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2026 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620%	04/20/2026	400	$(1)	$(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	400	(1)	(2)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	700	(3)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	700	(3)	(2)

Total Written Options	$(8)	$(7)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$5,015	$0	$5,015
U.S. Government Agencies	0	105,546	0	105,546
U.S. Treasury Obligations	0	599,402	0	599,402
Non-Agency Mortgage-Backed Securities	0	18,651	0	18,651
Asset-Backed Securities
Automobile Sequential	0	685	0	685
Home Equity Other	0	535	0	535
Other ABS	0	2,249	0	2,249
Short-Term Instruments
Repurchase Agreements	0	41,200	0	41,200

$0	$773,283	$0	$773,283
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,835	$0	$0	$1,835

Total Investments	$1,835	$773,283	$0	$775,118

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,523)	$0	$(4,523)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$127	$0	$127

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(460)	0	(460)
Over the counter	0	(7)	0	(7)

$0	$(467)	$0	$(467)

Total Financial Derivative Instruments	$0	$(340)	$0	$(340)

Totals	$1,835	$768,420	$0	$770,255

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$7,086	$154,035	$(159,300)	$15	$(1)	$1,835	$36	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	TDM	TD Securities (USA) LLC
BOA	Bank of America N.A.	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
BPS	BNP Paribas S.A.	SAL	Citigroup Global Markets, Inc.

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
SOFR	Secured Overnight Financing Rate

Other Abbreviations:
ABS	Asset-Backed Security	REMIC	Real Estate Mortgage Investment Conduit	TBA	To-Be-Announced
OIS	Overnight Index Swap

Schedule of Investments PIMCO Low Duration Portfolio	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.4% ¤
CORPORATE BONDS & NOTES 14.8%
BANKING & FINANCE 10.1%
ABN AMRO Bank NV 4.718% due 01/22/2027		$3,900	$3,918
Abu Dhabi Developmental Holding Co. PJSC 5.375% due 05/08/2029		1,800	1,833
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.450% due 04/15/2027		200	204
Air Lease Corp. 2.200% due 01/15/2027		500	491
American Honda Finance Corp.
4.386% (SOFRRATE + 0.720%) due 10/22/2027 ~		500	498
4.390% due 08/13/2027 •		3,000	2,998
4.900% due 03/12/2027		500	502
American Tower Corp. 3.650% due 03/15/2027		300	298
Athene Global Funding
3.024% (EUR003M + 1.000%) due 02/23/2027 ~	EUR	1,900	2,199
4.417% due 07/16/2026 •		$3,700	3,702
Avolon Holdings Funding Ltd.
3.250% due 02/15/2027		500	494
5.375% due 05/30/2030		1,100	1,112
Banco Bilbao Vizcaya Argentaria SA 4.150% due 03/03/2029		600	593
Banco Santander SA
1.722% due 09/14/2027 •		200	197
5.552% due 03/14/2028 •		1,000	1,009
Bank of America Corp. 4.623% due 05/09/2029 •		3,200	3,214
Bank of Montreal 4.567% due 09/10/2027 •		2,100	2,102
Banque Federative du Credit Mutuel SA 5.194% due 02/16/2028		1,400	1,419
Barclays PLC
4.586% (SOFRRATE + 0.930%) due 05/24/2030 ~		900	898
5.674% due 03/12/2028 •		800	808
6.496% due 09/13/2027 •		300	302
BPCE SA 6.612% due 10/19/2027 •		5,000	5,056
Citadel Finance LLC 4.750% due 02/14/2029		700	686
Citadel LP 4.875% due 01/15/2027		500	500
Citibank NA
4.876% due 11/19/2027 •		1,600	1,605
4.929% due 08/06/2026		1,500	1,504
Cooperatieve Rabobank UA
4.273% (SOFRINDX + 0.620%) due 08/28/2026 ~		1,700	1,702
4.655% due 08/22/2028 •		300	301
Corebridge Global Funding 4.550% due 01/09/2031		2,500	2,470
Credit Agricole SA 4.859% (SOFRRATE + 1.210%) due 09/11/2028 ~		1,600	1,607
Danske Bank AS
4.662% due 03/27/2029 •		1,200	1,203
5.427% due 03/01/2028 •		2,400	2,423
Deutsche Bank AG
4.879% (SOFRRATE + 1.219%) due 11/16/2027 ~		4,600	4,613
4.999% due 09/11/2030 •		2,000	2,010
Equinix, Inc. 1.450% due 05/15/2026		500	498
Ford Motor Credit Co. LLC
4.271% due 01/09/2027		500	498
5.125% due 11/05/2026		500	501
5.800% due 03/05/2027		3,400	3,420
5.850% due 05/17/2027		1,000	1,008
General Motors Financial Co., Inc.
2.350% due 02/26/2027		1,100	1,079
5.400% due 05/08/2027		3,600	3,633
Goldman Sachs Bank USA 4.406% (SOFRRATE + 0.750%) due 05/21/2027 ~		1,400	1,400
Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		500	496

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2026 (Unaudited)

4.148% due 01/21/2029 •	1,000	994
4.153% due 10/21/2029 •	500	495
4.937% due 04/23/2028 •	2,700	2,714
5.049% due 07/23/2030 •	200	202
Hardwood Funding LLC 4.980% due 06/07/2030 «(e)	1,000	1,003
HSBC Holdings PLC
4.041% due 03/13/2028 •	3,800	3,783
6.161% due 03/09/2029 •	4,500	4,631
JPMorgan Chase & Co.
4.411% (SOFRRATE + 0.765%) due 09/22/2027 ~	5,000	5,003
5.571% due 04/22/2028 •	1,200	1,215
6.070% due 10/22/2027 •	3,000	3,029
Lloyds Banking Group PLC
3.750% due 03/18/2028 •	1,750	1,739
4.241% due 02/10/2030 •	1,700	1,682
Lseg U.S. Fin Corp. 4.875% due 03/28/2027	500	502
MassMutual Global Funding II 4.000% due 01/22/2029	1,700	1,683
Morgan Stanley 4.687% (SOFRRATE + 1.020%) due 04/13/2028 ~	1,900	1,907
Morgan Stanley Bank NA
4.968% due 07/14/2028 •	500	503
5.016% due 01/12/2029 •	3,300	3,336
NatWest Group PLC 5.583% due 03/01/2028 •	500	505
Nomura Holdings, Inc. 2.329% due 01/22/2027	1,500	1,475
Protective Life Global Funding 4.166% (SOFRRATE + 0.500%) due 07/22/2026 ~	2,000	2,001
RGA Global Funding 4.600% due 11/25/2030	1,000	990
Royal Bank of Canada
4.456% (SOFRINDX + 0.790%) due 07/23/2027 ~	300	300
4.965% due 01/24/2029 •	1,000	1,010
Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •	800	787
4.858% due 09/11/2030 •	2,200	2,205
Societe Generale SA 5.250% due 02/19/2027	1,300	1,308
Standard Chartered PLC 6.750% due 02/08/2028 •	500	509
Stellantis Finance U.S., Inc.
1.711% due 01/29/2027	300	293
5.350% due 03/17/2028	400	403
Stellantis Financial Services U.S. Corp. 4.950% due 09/15/2028	1,600	1,592
Swedbank AB 5.337% due 09/20/2027	4,100	4,158
Takeoff Merger Sub, Inc. 4.500% due 03/24/2029	1,900	1,888
Toyota Motor Credit Corp. 4.550% due 08/07/2026	500	501
UBS AG 4.302% due 03/16/2029 •	1,400	1,398
UBS Group AG 4.501% (SOFRRATE + 0.840%) due 04/10/2030 ~	3,200	3,172
UniCredit SpA 1.982% due 06/03/2027 •	200	199
Ventas Realty LP 3.250% due 10/15/2026	500	497
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/2026	500	499
4.500% due 09/01/2026	300	300
Wells Fargo & Co.
4.900% due 01/24/2028 •	3,500	3,513
4.970% due 04/23/2029 •	1,200	1,211

		132,139

INDUSTRIALS 4.0%
AbbVie, Inc. 4.800% due 03/15/2027	4,100	4,122
Adnoc Murban Rsc Ltd. 4.250% due 09/11/2029	2,900	2,858
Amgen, Inc. 5.150% due 03/02/2028	283	287
Beignet Investor LLC 6.581% due 05/30/2049	2,110	2,171
BMW U.S. Capital LLC
4.750% due 03/21/2028	2,670	2,685
5.050% due 08/11/2028	1,930	1,956
Broadcom, Inc. 5.050% due 07/12/2027	276	279

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2026 (Unaudited)

FactSet Research Systems, Inc. 2.900% due 03/01/2027	500	491
Fidelity National Information Services, Inc. 4.450% due 03/10/2028	800	798
Glencore Funding LLC 4.000% due 03/27/2027	300	299
Global Payments, Inc. 4.500% due 11/15/2028	900	891
Hyundai Capital America
4.875% due 06/23/2027	1,300	1,306
5.169% (SOFRRATE + 1.500%) due 01/08/2027 ~	4,000	4,028
JDE Peet's NV 1.375% due 01/15/2027	500	488
Keurig Dr. Pepper, Inc. 5.100% due 03/15/2027	1,100	1,105
Las Vegas Sands Corp.
5.625% due 06/15/2028	500	507
5.900% due 06/01/2027	3,400	3,445
Mercedes-Benz Finance North America LLC
4.750% due 03/31/2028	2,800	2,820
4.900% due 11/15/2027	700	707
MPLX LP 4.125% due 03/01/2027	500	499
NTT Finance Corp. 4.567% due 07/16/2027	400	401
Oracle Corp.
4.424% (SOFRRATE + 0.760%) due 08/03/2028 ~	750	739
4.550% due 02/04/2029	1,000	987
Pennsylvania-American Water Co. 7.800% due 09/01/2026	300	304
Philip Morris International, Inc. 4.125% due 04/28/2028	3,200	3,195
Rogers Communications, Inc. 3.200% due 03/15/2027	1,000	988
Sabine Pass Liquefaction LLC 5.000% due 03/15/2027	1,000	1,002
Skyworks Solutions, Inc. 1.800% due 06/01/2026	300	298
Smith & Nephew PLC 5.150% due 03/20/2027	1,500	1,508
Smithfield Foods, Inc. 4.250% due 02/01/2027	500	498
Stryker Corp. 4.250% due 09/11/2029	300	299
Sydney Airport Finance Co. Pty. Ltd. 3.625% due 04/28/2026	500	499
Telefonica Emisiones SA 4.103% due 03/08/2027	2,800	2,789
Textron, Inc. 3.650% due 03/15/2027	1,272	1,263
Transurban Finance Co. Pty. Ltd. 3.375% due 03/22/2027	500	496
Volkswagen Group of America Finance LLC 5.050% due 03/27/2028	5,200	5,235

		52,243

UTILITIES 0.7%
Ameren Corp. 5.700% due 12/01/2026	300	302
Constellation Energy Generation LLC 3.900% due 01/08/2028	800	794
Emera U.S. Finance LLC 4.500% due 04/01/2029	500	499
Evergy, Inc. 4.250% due 03/15/2029	1,600	1,588
Eversource Energy 5.000% due 01/01/2027	500	502
NextEra Energy Capital Holdings, Inc. 4.462% (SOFRINDX + 0.800%) due 02/04/2028 ~	1,400	1,402
ONEOK, Inc. 5.550% due 11/01/2026	300	302
Pacific Gas & Electric Co. 3.300% due 03/15/2027	1,100	1,087
Public Service Co. of Colorado 4.150% due 03/13/2029	1,100	1,097
Southern California Edison Co.
4.400% due 09/06/2026	115	115
4.700% due 06/01/2027	100	100
4.875% due 02/01/2027	300	301
5.850% due 11/01/2027	600	611

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2026 (Unaudited)

Xcel Energy, Inc. 1.750% due 03/15/2027	1,100	1,073

		9,773

Total Corporate Bonds & Notes (Cost $193,363)		194,155

U.S. GOVERNMENT AGENCIES 35.5%
Federal Home Loan Mortgage Corp.
0.800% due 10/28/2026 (h)	11,800	11,598
2.500% due 01/01/2029	28	27
3.000% due 01/01/2027	10	10
3.500% due 09/01/2030	170	168
4.000% due 12/01/2047 - 08/01/2048	1,816	1,743
5.000% due 06/01/2031 - 04/01/2053	3,312	3,290
6.000% due 04/01/2055	5,247	5,451
6.521% due 09/01/2035 •	13	13
6.797% due 07/01/2035 •	8	8
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.937% due 07/25/2054 ~	1,584	1,539
4.219% due 08/25/2027 •	197	197
Federal Home Loan Mortgage Corp. REMICS
4.481% due 03/15/2050 •	1,937	1,915
4.562% due 11/25/2055 •	1,201	1,208
4.581% due 12/15/2050 •	715	712
4.602% due 11/25/2054 •	4,152	4,179
4.612% due 03/25/2055 •	1,863	1,885
4.632% due 08/25/2054 •	1,771	1,783
4.642% due 08/25/2055 •	8,424	8,496
4.662% due 02/25/2055 •	1,812	1,828
4.762% due 07/25/2055 •	2,260	2,273
4.812% due 03/25/2055 - 08/25/2055 •	2,481	2,499
4.862% due 08/25/2055 •	28,045	28,319
5.062% due 03/25/2055 •	2,109	2,127
5.500% due 01/25/2047	729	730
Federal Home Loan Mortgage Corp. STRIPS 3.621% due 08/15/2044 •	668	685
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.053% due 08/25/2031 •	16	16
5.059% due 02/25/2045 •	48	47
6.500% due 07/25/2043	19	20
Federal National Mortgage Association
2.080% due 10/01/2026	900	890
3.000% due 12/01/2026 - 04/01/2052	27,743	24,710
3.220% due 01/01/2028	1,000	989
3.500% due 07/01/2047 - 12/01/2047	26,768	24,785
4.000% due 08/01/2044 - 08/01/2048	2,830	2,713
4.500% due 05/01/2026 - 08/01/2046	196	193
5.000% due 05/01/2027 - 06/01/2054	84,290	83,312
5.113% due 06/01/2043 •	22	22
5.114% due 07/01/2042 •	8	8
5.164% due 09/01/2041 •	25	26
5.647% due 11/01/2035 •	7	7
6.000% due 02/01/2033 - 01/01/2039	192	201
6.209% due 07/01/2035 •	1	1
6.275% due 09/01/2035 •	15	15
6.383% due 05/01/2038 •	396	412
6.500% due 04/01/2036	32	33
Federal National Mortgage Association REMICS
1.000% due 01/25/2043	20	18
1.250% due 11/25/2027	706	694
2.000% due 11/25/2046	2,302	2,155
3.842% due 12/25/2036 - 07/25/2037 •	44	43
4.196% due 09/25/2049 •	186	185
4.461% due 12/25/2047 •	964	965
4.481% due 01/25/2051 •	986	991
4.562% due 03/25/2055 •	1,590	1,597
4.612% due 03/25/2055 •	689	693
4.632% due 08/25/2054 •	434	437
4.687% due 06/17/2027 •	1	1
4.822% due 03/25/2055 •	2,383	2,403
4.842% due 08/25/2055 •	1,544	1,557
4.862% due 08/25/2055 •	12,599	12,726
5.000% due 04/25/2033	2	2
5.162% due 12/25/2054 •	2,405	2,422
Federal National Mortgage Association REMICS Trust 4.668% due 12/25/2042 ~	2	2
Federal National Mortgage Association Trust
4.126% due 03/25/2044 •	5	5
4.132% due 09/25/2042 •	138	137
Government National Mortgage Association
3.000% due 02/20/2030	48	47
3.500% due 10/20/2029	542	537
Government National Mortgage Association REMICS
4.257% due 06/20/2065 •	157	157
4.283% due 06/20/2064 •	827	827
4.303% due 10/20/2065 •	1,258	1,258

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2026 (Unaudited)

4.323% due 07/20/2063 - 02/20/2074 •		823	824
4.473% due 04/20/2072 •		2,462	2,473
4.573% due 07/20/2073 - 07/20/2074 •		6,858	6,958
4.583% due 05/20/2066 •		150	150
4.623% due 09/20/2073 •		6,507	6,618
4.633% due 04/20/2066 •		1,207	1,212
4.643% due 08/20/2073 •		1,502	1,526
4.673% due 05/20/2073 •		2,705	2,753
4.833% due 11/20/2072 •		10,630	10,871
4.843% due 11/20/2072 •		12,225	12,514
5.033% due 08/20/2070 •		3,753	3,824
5.173% due 08/20/2071 •		1,711	1,758
5.581% due 07/20/2067 •		1,679	1,704
Uniform Mortgage-Backed Security, TBA
2.500% due 05/01/2056		4,400	3,698
4.000% due 04/01/2056 - 06/01/2056		55,100	51,953
4.500% due 04/01/2041		200	199
5.500% due 05/01/2056		10,300	10,334
6.000% due 06/01/2056 - 07/01/2056		94,900	96,582

Total U.S. Government Agencies (Cost $468,562)			466,893

U.S. TREASURY OBLIGATIONS 2.2%
U.S. Treasury Inflation Protected Securities (d)
0.625% due 07/15/2032		10,298	9,719
1.125% due 01/15/2033		9,608	9,257
U.S. Treasury Notes
2.875% due 05/15/2032 (j)		2,100	1,964
4.875% due 04/30/2026		7,400	7,407

Total U.S. Treasury Obligations (Cost $28,288)			28,347

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.3%
Adjustable Rate Mortgage Trust 4.898% due 09/25/2035 ~		61	52
Atrium Hotel Portfolio Trust 4.900% due 12/15/2036 •		3,386	3,345
Banc of America Funding Trust 4.751% due 01/20/2047 ~		57	50
Banc of America Mortgage Trust
5.479% due 08/25/2034 ~		49	50
5.800% due 07/25/2034 ~		65	63
Bear Stearns ALT-A Trust 4.113% due 02/25/2034 •		55	52
Bear Stearns ARM Trust
4.780% due 01/25/2035 ~		758	746
4.819% due 07/25/2034 ~		39	36
5.125% due 01/25/2035 ~		22	20
5.714% due 01/25/2034 ~		3	3
Bear Stearns Structured Products, Inc. Trust
3.920% due 12/26/2046 ~		122	95
4.788% due 01/26/2036 ~		147	106
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.073% due 01/25/2035 •		2	2
CHL Mortgage Pass-Through Trust
4.787% due 11/25/2034 ~		75	72
5.023% due 02/20/2035 ~		7	7
5.236% due 11/20/2034 ~		169	164
6.148% due 02/20/2036 •		120	114
Citigroup Mortgage Loan Trust, Inc.
5.387% due 08/25/2035 ~		30	28
6.490% due 05/25/2035 •		2	2
CLNY Trust 5.163% due 11/15/2038 •		1,823	1,806
Countrywide Alternative Loan Trust 6.000% due 10/25/2033		4	4
DBGS Mortgage Trust 5.332% due 10/15/2039 •		100	100
DROP Mortgage Trust 4.937% due 10/15/2043 •		5,000	4,988
Eurosail-U.K. PLC 4.815% (SONIO/N + 1.069%) due 06/13/2045 ~	GBP	1,186	1,568
First Horizon Alternative Mortgage Securities Trust 4.782% due 09/25/2034 ~		$41	41
First Horizon Mortgage Pass-Through Trust 5.994% due 08/25/2035 ~		37	25
GMACM Mortgage Loan Trust 3.319% due 11/19/2035 ~		14	7
Government National Mortgage Association REMICS
4.373% due 10/20/2075 •		1,768	1,777
4.443% due 09/20/2075 •		7,696	7,769
GS Mortgage-Backed Securities Trust 3.000% due 09/25/2052 ~		3,796	3,296
GSR Mortgage Loan Trust
4.860% due 09/25/2035 ~		46	44
6.290% due 09/25/2034 ~		17	17

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2026 (Unaudited)

HarborView Mortgage Loan Trust
4.231% due 05/19/2035 •		24	23
4.685% due 07/19/2035 ~		128	96
JP Morgan Mortgage Trust 5.750% due 01/25/2036		10	5
Merrill Lynch Mortgage Investors Trust
4.293% due 11/25/2035 •		14	14
4.453% due 09/25/2029 •		14	14
Natixis Commercial Mortgage Securities Trust 4.887% due 08/15/2038 •		3,991	3,920
NYO Commercial Mortgage Trust 4.882% due 11/15/2038 •		4,400	4,393
OBX Trust 3.000% due 01/25/2052 ~		3,697	3,206
PHHMC Trust 5.835% due 07/18/2035 ~		43	43
Prime Mortgage Trust 4.193% due 02/25/2034 •		1	1
Project Cashmere 4.543% due 12/30/2057 «(a)	AUD	20,300	14,006
RFMSI Trust 5.398% due 09/25/2035 ~		$317	196
SFO Commercial Mortgage Trust 4.937% due 05/15/2038 •		2,200	2,198
Structured Adjustable Rate Mortgage Loan Trust
4.443% due 08/25/2035 ~		40	35
5.259% due 01/25/2035 •		69	64
5.939% due 02/25/2034 ~		24	23
Structured Asset Mortgage Investments II Trust 4.353% due 02/25/2036 •		29	25
VNDO Trust 3.805% due 01/10/2035		1,050	1,048
WaMu Mortgage Pass-Through Certificates Trust
4.333% due 12/25/2045 •		19	19
4.473% due 01/25/2045 •		141	137
5.259% due 06/25/2042 •		3	3

Total Non-Agency Mortgage-Backed Securities (Cost $56,093)			55,918

ASSET-BACKED SECURITIES 6.6%
AUTOMOBILE SEQUENTIAL 0.8%
Carvana Auto Receivables Trust 5.420% due 04/10/2028		615	616
Chesapeake Funding II LLC 5.520% due 05/15/2036		1,572	1,588
Citizens Auto Receivables Trust 5.840% due 01/18/2028		230	230
Ford Auto Securitization Trust II Asset-Backed Notes 6.027% due 07/15/2028	CAD	762	555
Ford Credit Auto Owner Trust 4.850% due 08/15/2035		$1,250	1,264
GLS Auto Receivables Issuer Trust 4.040% due 11/15/2028		2,600	2,598
Oscar U.S. Funding XIV LLC 2.820% due 04/10/2029		1,704	1,691
Stellantis Financial Underwritten Enhanced Lease Trust 4.630% due 07/20/2027		1,296	1,298
Westlake Automobile Receivables Trust 4.820% due 09/15/2027		144	144

			9,984

CMBS OTHER 1.0%
Arbor Realty Commercial Real Estate Notes Ltd. 5.137% due 11/15/2036 •		1,312	1,316
AREIT Trust 4.922% due 01/20/2037 •		1,940	1,940
BDS Ltd. 5.144% due 12/16/2036 •		1,043	1,044
KREF Ltd. 5.127% due 02/17/2039 •		1,823	1,825
LoanCore Issuer Ltd. 5.222% due 01/17/2037 •		718	717
MF1 LLC 5.827% due 06/19/2037 •		2,602	2,603
MF1 Ltd. 5.027% due 02/19/2037 •		1,874	1,876

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2026 (Unaudited)

TRTX Issuer Ltd. 5.328% due 02/15/2039 •		2,344	2,350

			13,671

CREDIT CARD OTHER 0.3%
Synchrony Card Funding LLC 5.740% due 10/15/2029		4,400	4,439

HOME EQUITY OTHER 0.7%
ACE Securities Corp. Home Equity Loan Trust
3.913% due 10/25/2036 •		41	16
4.693% due 12/25/2034 •		624	575
4.723% due 02/25/2036 •		1,843	1,754
Asset-Backed Securities Corp. Home Equity Loan Trust 5.437% due 03/15/2032 •		4	4
Countrywide Asset-Backed Certificates 4.493% due 12/25/2033 •		208	211
Credit Suisse First Boston Mortgage Securities Corp. 4.413% due 01/25/2032 •		1	1
GE-WMC Mortgage Securities Trust 3.873% due 08/25/2036 •		6	3
Morgan Stanley ABS Capital I, Inc. Trust 4.043% due 05/25/2037 •		3,383	3,105
NovaStar Mortgage Funding Trust 4.113% due 05/25/2036 •		297	295
Structured Asset Investment Loan Trust 4.498% due 03/25/2034 •		120	129
Structured Asset Securities Corp. Mortgage Loan Trust 4.413% due 05/25/2036 •		2,490	2,472

			8,565

WHOLE LOAN COLLATERAL 0.0%
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 4.353% due 12/25/2035 •		104	103

OTHER ABS 3.8%
Arbour CLO XIII DAC 3.154% due 08/15/2038 •	EUR	1,200	1,383
Barings Euro CLO DAC 3.426% due 08/15/2039 •		1,000	1,154
BlueMountain CLO XXXIV Ltd. 4.818% due 04/20/2035 •		$1,200	1,200
Bosphorus CLO IX DAC 0.000% due 04/15/2038 •(a)	EUR	500	578
Cairn CLO XI DAC 3.187% due 01/15/2040 •		1,500	1,733
Carlyle Euro CLO DAC
2.874% due 08/15/2032 •		1,505	1,741
3.194% due 08/15/2038 •		4,500	5,199
CCG Receivables Trust 4.480% due 10/14/2032		$2,149	2,157
CIFC Funding Ltd. 4.880% due 10/24/2030 •		56	56
CVC Cordatus Loan Fund XII DAC 3.285% due 01/23/2039 •	EUR	500	577
Dryden 86 CLO Ltd. 4.798% due 07/17/2034 •		$500	501
Elevation CLO Ltd. 4.968% due 01/25/2035 •		1,200	1,201
Fortress Credit BSL X Ltd. 4.768% due 04/20/2033 •		356	356
ICG Euro CLO DAC 3.320% (EUR003M + 1.290%) due 01/26/2038 ~	EUR	600	693
Indigo Credit Management II DAC 3.216% due 07/15/2038 •		1,200	1,387
Madison Park Euro Funding XIV DAC 2.816% due 07/15/2032 •		4,158	4,800
Massachusetts Educational Financing Authority 5.099% due 04/25/2038 •		$37	37
Palmer Square Loan Funding Ltd.
4.480% due 08/08/2032 •		1,300	1,300
4.480% due 10/15/2032 •		500	500
Penta CLO 9 DAC 2.880% due 07/25/2036 •	EUR	500	576
Pikes Peak CLO 2 4.888% due 10/11/2034 •		$1,000	1,001
Pikes Peak CLO 4 4.882% due 07/15/2034 •		1,100	1,102
QTS Issuer ABS II LLC 5.044% due 10/05/2055		2,500	2,453
Romark Credit Funding III Ltd. 5.539% due 09/15/2042		700	701

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2026 (Unaudited)

Shackleton CLO Ltd. 4.868% due 07/20/2034 •		1,500	1,502
SMB Private Education Loan Trust
3.940% due 02/16/2055		2,016	1,956
5.122% due 02/16/2055 •		2,016	2,037
5.380% due 07/15/2053		782	794
5.670% due 11/15/2052		1,715	1,751
Stonepeak ABS 2.301% due 02/28/2033		1,369	1,340
Tesla Sustainable Energy Trust 5.080% due 06/21/2050		361	361
Toro European CLO 2 DAC 3.020% due 07/25/2034 •	EUR	500	578
Toro European CLO 7 DAC 2.794% due 02/15/2034 •		4,209	4,859
Trimaran CAVU Ltd. 4.667% due 10/25/2034 •		$1,200	1,200
Trinitas CLO VI Ltd. 4.778% due 01/25/2034 •		1,300	1,301

			50,065

Total Asset-Backed Securities (Cost $86,554)			86,827

SOVEREIGN ISSUES 3.8%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (c)	BRL	65,600	12,265
0.000% due 10/01/2026 (c)		106,100	19,189
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		$3,100	3,236
Israel Government International Bonds 5.375% due 02/19/2030		1,500	1,524
Korea Expressway Corp. 5.000% due 05/14/2027		2,000	2,018
Korea Housing Finance Corp. 4.875% due 08/27/2027		1,300	1,314
Kuwait International Government Bonds 4.016% due 10/09/2028		2,800	2,762
Republic of Poland Government International Bonds 4.625% due 03/18/2029		3,850	3,897
Saudi Government International Bonds 5.125% due 01/13/2028		3,600	3,639

Total Sovereign Issues (Cost $49,311)			49,844

SHORT-TERM INSTRUMENTS 38.2%
COMMERCIAL PAPER 3.3%
AES Corp.
4.150% due 04/02/2026		250	250
4.150% due 04/17/2026		250	249
Air Lease Corp.
4.320% due 04/02/2026		2,250	2,249
4.350% due 04/14/2026		500	499
Alimentation Couche-Tard, Inc.
3.930% due 04/01/2026		300	300
4.100% due 04/21/2026		500	499
AMETEK, Inc. 4.150% due 04/20/2026		250	249
Boston Properties LP 4.200% due 04/27/2026		1,000	997
CBRE Services, Inc. 3.970% due 06/12/2026		750	744
Constellation Energy Generation LLC
3.870% due 04/01/2026		1,300	1,300
3.870% due 04/02/2026		1,000	1,000
3.900% due 04/06/2026		400	400
Crown Castle, Inc.
4.120% due 04/07/2026		250	250
4.300% due 04/21/2026		550	549
Edison International 4.380% due 04/17/2026		250	249
Electricite de France SA 3.900% due 04/01/2026		500	500
Elevance Health, Inc. 4.050% due 04/13/2026		400	399
ERAC USA Finance LLC
3.980% due 04/10/2026		250	250
4.150% due 04/24/2026		450	449
4.170% due 04/20/2026		950	948
Eversource Energy 4.050% due 04/09/2026		250	250
Extra Space Storage LP 4.180% due 04/22/2026		250	249
Fidelity National Information Services, Inc.
4.150% due 04/09/2026		250	250

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2026 (Unaudited)

4.150% due 04/17/2026	550	549
4.150% due 04/20/2026	450	449
4.170% due 04/24/2026	250	249
Genuine Parts Co.
4.220% due 04/09/2026	250	250
4.280% due 04/06/2026	250	250
4.340% due 04/28/2026	250	249
Glencore Funding LLC
4.130% due 04/30/2026	1,350	1,345
4.150% due 05/04/2026	1,300	1,295
Global Payments, Inc.
4.200% due 04/01/2026	250	250
4.200% due 04/02/2026	550	550
4.200% due 04/06/2026	400	400
4.220% due 04/02/2026	250	250
4.220% due 04/06/2026	450	450
4.220% due 04/07/2026	1,400	1,399
4.230% due 04/02/2026	250	250
4.230% due 04/07/2026	500	500
4.250% due 04/06/2026	800	799
Harley-Davidson Financial Services, Inc.
4.170% due 04/07/2026	100	100
4.170% due 04/08/2026	200	200
HCA, Inc.
4.150% due 04/16/2026	700	699
4.150% due 04/17/2026	250	249
4.150% due 04/22/2026	450	449
4.200% due 05/11/2026	2,550	2,537
4.200% due 05/18/2026	850	845
4.250% due 05/13/2026	650	646
4.380% due 05/01/2026	900	897
Jabil, Inc.
4.050% due 04/08/2026	250	250
4.120% due 04/08/2026	1,000	999
4.150% due 05/13/2026	1,000	994
Jones Lang LaSalle Finance BV
3.990% due 04/08/2026	250	250
4.250% due 04/09/2026	250	250
JTI Financial Services North America LLC 4.070% due 05/20/2026	750	746
Keurig Dr. Pepper, Inc.
3.900% due 04/23/2026	250	249
3.910% due 04/23/2026	300	299
3.920% due 04/27/2026	250	249
3.970% due 04/15/2026	1,150	1,148
4.380% due 05/07/2026	1,150	1,145
NextEra Energy Capital Holdings, Inc. 3.800% due 04/07/2026	250	250
Phillips 66
4.000% due 04/01/2026	400	400
4.000% due 04/02/2026	1,650	1,650
4.050% due 04/08/2026	1,050	1,049
4.150% due 04/20/2026	250	249
4.300% due 04/24/2026	1,000	997
4.350% due 05/01/2026	250	249
4.360% due 05/01/2026	1,700	1,694
4.400% due 05/29/2026	800	795
Rogers Communications, Inc. 4.200% due 04/09/2026	250	250
S&P Global, Inc. 4.000% due 04/06/2026	550	550

		43,897

REPURCHASE AGREEMENTS (f) 23.6%		310,486

U.S. TREASURY BILLS 11.3%
3.699% due 04/23/2026 - 07/21/2026 (b)(c)(j)	150,000	149,087

Total Short-Term Instruments (Cost $505,102)		503,470

Total Investments in Securities (Cost $1,387,273)		1,385,454

	SHARES
INVESTMENTS IN AFFILIATES 14.7%
SHORT-TERM INSTRUMENTS 14.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.7%
PIMCO Short Asset Portfolio	12,978,137	127,380
PIMCO Short-Term Floating NAV Portfolio III	6,754,438	65,782

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2026 (Unaudited)

Total Short-Term Instruments (Cost $191,453)	193,162

Total Investments in Affiliates (Cost $191,453)	193,162

Total Investments 120.1% (Cost $1,578,726)	$1,578,616
Financial Derivative Instruments (g)(i) 0.0%(Cost or Premiums, net $1,939)	611
Other Assets and Liabilities, net (20.1)%	(264,851)

Net Assets 100.0%	$1,314,376

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«									Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)									When-issued security.
(b)									Coupon represents a weighted average yield to maturity.
(c)									Zero coupon security.
(d)									Principal amount of security is adjusted for inflation.
(e)									RESTRICTED SECURITIES:
Issuer Description					Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Hardwood Funding LLC					4.980%	06/07/2030	03/11/2025		$1,000	$1,003	0.08%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.680%	04/01/2026	04/02/2026		$80,600	U.S. Treasury Notes 4.125% due 03/31/2029			$(82,217)	$80,600	$80,600
	3.690	03/23/2026	04/13/2026		50,000	U.S. Treasury Notes 1.375% due 10/31/2028			(51,221)	50,000	50,046
	3.710	03/31/2026	04/01/2026		107,900	U.S. Treasury Notes 4.125% due 03/31/2029			(110,204)	107,900	107,911
SAL	3.670	04/01/2026	04/02/2026		100	U.S. Treasury Notes 3.625% due 03/31/2028			(102)	100	100
TOR	2.230	03/12/2026	04/09/2026	CAD	100,000	Government of Newfoundland and Labrador 3.850% due 12/02/2034			(40,497)	71,886	71,975
						Province of Alberta 4.150% due 06/01/2033			(22,096)
						Province of Alberta Canada 4.150% due 06/01/2033			(11,046)

Total Repurchase Agreements									$(317,383)	$310,486	$310,632

SHORT SALES:
Description							Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (6.5)%
Uniform Mortgage-Backed Security, TBA							3.000%	06/01/2040	$38,700	$(33,868)	$(33,940)
Uniform Mortgage-Backed Security, TBA							3.500	06/01/2056	34,500	(31,449)	(31,560)
Uniform Mortgage-Backed Security, TBA							4.000	05/01/2056	14,000	(13,346)	(13,201)
Uniform Mortgage-Backed Security, TBA							5.000	04/01/2056	6,400	(6,401)	(6,313)

Total Short Sales (6.5)%										$(85,064)	$(85,014)

(1)									Includes accrued interest.
Cash of $103 has been pledged as collateral under the terms of master agreements as of March 31, 2026.
(g)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description						Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note May Futures						$110.000	04/24/2026	16	$16	$(5)	$(6)
Call - CBOE U.S. Treasury 10-Year Note May Futures						113.000	04/24/2026	16	16	(4)	(2)

Total Written Options										$(9)	$(8)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2026 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR December Futures	12/2026	226	$63,464	$(207)	$0	$0
Euro-Bobl June Futures	06/2026	10	1,334	(21)	5	0
Euro-Bund June Futures	06/2026	9	1,304	(33)	9	0
U.S. Treasury 2-Year Note June Futures	06/2026	5,464	1,133,481	(8,362)	427	0
U.S. Treasury 5-Year Note June Futures	06/2026	2,040	220,687	(3,017)	270	(3)

$(11,640)	$711	$(3)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note June Futures	06/2026	15	$(1,666)	$33	$0	$(3)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	1,064	(120,781)	2,692	0	(316)

$2,725	$0	$(319)

Total Futures Contracts	$(8,915)	$711	$(322)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Goldman Sachs Group, Inc.	1.000%	Quarterly	06/20/2026	0.312%	$500	$3	$(2)	$1	$0	$0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.303	3,000	12	(7)	5	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.622	1,000	22	(45)	(23)	2	0

$37	$(54)	$(17)	$2	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	18,440	$(81)	$(705)	$(786)	$59	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035	300	(1)	(12)	(13)	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/18/2028	JPY	10,470,000	362	83	445	0	(38)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	$31,500	(120)	(942)	(1,062)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	16,000	36	(131)	(95)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	2,100	(4)	(16)	(20)	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030	220	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	7,930	0	15	15	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	2,600	0	0	0	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	1,700	0	(3)	(3)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	1,400	0	(3)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	5,900	0	(18)	(18)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	2,700	0	(8)	(8)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	5,600	0	(26)	(26)	0	(6)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		3,700	0	(19)	(19)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		2,100	0	(11)	(11)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		59,700	4	(178)	(174)	0	(70)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		12,230	1,262	42	1,304	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		400	(2)	1	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		200	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		200	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		300	(1)	8	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		200	(1)	7	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		150	(1)	8	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		300	(1)	14	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		280	(1)	12	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		200	(1)	9	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		500	(2)	24	22	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		150	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		900	(3)	(3)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		300	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		1,200	(4)	(1)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		900	(3)	(3)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		600	(2)	(2)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		1,300	(4)	(12)	(16)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		1,500	(5)	(8)	(13)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		800	(2)	(2)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		10,000	213	311	524	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		1,225	(8)	19	11	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		1,000	(2)	11	9	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		1,100	(2)	10	8	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		775	26	19	45	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035	AUD	35,600	605	(1,533)	(928)	311	0
Receive	6-Month EUR-EURIBOR	2.700	Annual	08/13/2029	EUR	700	(1)	(7)	(8)	0	(2)
Receive	6-Month EUR-EURIBOR	2.650	Annual	08/14/2029		300	0	(3)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		200	0	2	2	0	(1)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		300	(1)	2	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		200	(1)	5	4	0	(2)
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		100	0	5	5	0	(1)
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		200	(1)	7	6	0	(2)
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		300	(1)	9	8	0	(2)
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		170	(1)	6	5	0	(1)
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		300	(1)	12	11	0	(2)
Pay	CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		$500	9	0	9	1	0

							$2,255	$(2,995)	$(740)	$381	$(210)

Total Swap Agreements							$2,292	$(3,049)	$(757)	$383	$(210)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2026 (Unaudited)

(h)						Securities with an aggregate market value of $1,424 and cash of $17,618 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)						Unsettled variation margin asset of $59 for closed futures is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						This instrument has a forward starting effective date.
(i)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	04/2026	CAD	9,500		$6,936	$106	$0
BOA	04/2026	BRL	6,306		1,209	0	(8)
	04/2026	CNH	1,530		222	0	0
	04/2026	INR	54,624		582	5	0
	04/2026	KRW	174,990		120	3	0
	04/2026	PLN	1,223		331	1	0
	04/2026		$1,204	BRL	6,306	13	0
	04/2026		80	CNH	551	0	0
	04/2026		8,578	INR	779,837	1	(339)
	06/2026	ILS	2,247		$727	11	0
	06/2026	MXN	7,934		443	3	0
	06/2026		$65	BRL	347	1	0
	06/2026		20	ILS	63	0	0
	10/2026	BRL	4,400		$805	0	(9)
BPS	04/2026		50,692		9,338	0	(449)
	04/2026	CAD	100,171		73,806	1,771	0
	04/2026	CNH	553		80	0	0
	04/2026	ILS	2,193		710	13	0
	04/2026	KRW	427,034		284	1	(1)
	04/2026	PLN	471		127	0	0
	04/2026	THB	53,871		1,666	32	(1)
	04/2026		$9,656	BRL	50,692	131	0
	04/2026		35	GBP	26	0	(1)
	04/2026		2,690	IDR	45,508,577	0	(9)
	04/2026		523	ILS	1,658	4	0
	04/2026		307	KRW	458,322	1	(3)
	04/2026		178	PLN	644	0	(5)
	04/2026		0	THB	13	0	0
	04/2026		1,406	TWD	44,938	0	(4)
	04/2026	ZAR	7,267		$429	0	0
	05/2026	ILS	1,656		523	0	(4)
	05/2026	INR	118,206		1,249	0	(5)
	05/2026	TWD	27,067		840	0	(4)
	05/2026		$490	BRL	2,572	4	0
	05/2026		624	IDR	10,620,043	2	0
	05/2026		126	THB	4,136	0	0
	06/2026	IDR	7,120,839		$423	4	0
	06/2026		$1,266	BRL	6,726	16	0
	06/2026		1,099	IDR	18,494,588	0	(11)
	06/2026		78	TWD	2,517	0	0
	07/2026	BRL	12,000		$2,230	0	(40)
	07/2026		$3,833	BRL	20,589	62	0
	10/2026	BRL	29,100		$5,308	0	(77)
BRC	04/2026		$9	PLN	31	0	0
	04/2026		915	ZAR	14,973	0	(31)
	06/2026	ILS	31		$10	0	0
BSH	04/2026	BRL	60,300		10,952	0	(689)
	04/2026	JPY	314,219		1,968	0	(12)
	04/2026		$11,611	BRL	60,300	30	0
	04/2026		6,092	NZD	10,553	0	(28)
	04/2026		101	PLN	367	0	(3)
	05/2026	NZD	10,553		$6,099	28	0
	05/2026		$1,968	JPY	313,273	12	0
	10/2026	BRL	64,300		$11,869	0	(32)
CBK	04/2026	CNH	516		75	0	0
	04/2026	EUR	217		251	0	0

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2026 (Unaudited)

	04/2026	INR	427,202		4,574	62	0
	04/2026	JPY	81,900		515	0	(1)
	04/2026	NOK	1,160		119	0	(1)
	04/2026	THB	52		2	0	0
	04/2026	TWD	2,497		78	0	0
	04/2026		$232	CNH	1,598	0	0
	04/2026		4,461	INR	417,588	9	(26)
	05/2026		0	JPY	7	0	0
	06/2026	ILS	514		$167	3	0
	06/2026		$170	IDR	2,863,503	0	(2)
DUB	04/2026	CNH	1,946		$284	1	0
	04/2026	ILS	4,425		1,430	22	0
	04/2026	INR	168,558		1,790	13	(2)
	04/2026		$5,126	AUD	7,473	30	0
	04/2026		141	CNH	975	1	0
	04/2026		1,838	INR	173,385	13	(7)
	04/2026		7,858	SGD	10,038	0	(51)
	04/2026		543	THB	17,739	0	(5)
	05/2026	AUD	7,473		$5,124	0	(30)
	05/2026	CNH	973		141	0	(1)
	05/2026	SGD	10,016		7,858	50	0
	06/2026	THB	17,703		543	3	0
	06/2026	TWD	15,946		501	5	0
FAR	04/2026	AUD	3,608		2,557	68	0
	04/2026	CHF	1,635		2,118	74	0
	04/2026	JPY	391,232		2,451	0	(14)
	04/2026		$1,513	CHF	1,206	0	(5)
	04/2026		854	JPY	133,477	0	(13)
	04/2026		10	PLN	35	0	0
	04/2026		42	SGD	54	0	0
	05/2026	CHF	1,202		$1,513	5	0
	05/2026	ILS	2,754		870	0	(7)
	05/2026	SGD	54		42	0	0
	05/2026		$2,451	JPY	390,050	14	0
	06/2026	ILS	1,600		$519	9	0
GLM	04/2026	BRL	84,637		14,989	0	(1,351)
	04/2026	ILS	2,169		698	7	0
	04/2026	INR	5,443		60	2	0
	04/2026		$15,863	BRL	84,637	477	0
	04/2026		208	CNH	1,431	0	(1)
	04/2026		72	IDR	1,214,210	0	0
	04/2026		32	MYR	125	0	(1)
	04/2026		304	THB	9,968	0	(1)
	05/2026		47	GBP	35	0	0
	06/2026	BRL	2		$0	0	0
	06/2026	IDR	3,861,371		229	2	0
	06/2026	MXN	1,913		107	1	0
	06/2026	THB	9,950		304	0	0
	06/2026		$759	BRL	4,076	17	0
	06/2026		157	IDR	2,670,875	0	0
	06/2026		8,236	MXN	143,683	0	(268)
	07/2026	BRL	41,700		$7,740	0	(148)
	07/2026		$177	BRL	954	3	0
IND	04/2026	EUR	23,638		$27,911	589	0
JPM	04/2026	BRL	25,000		4,241	0	(585)
	04/2026	CNH	1,036		150	0	0
	04/2026	EUR	192		220	0	(1)
	04/2026	INR	86,434		919	6	0
	04/2026	PLN	2,645		721	9	(1)
	04/2026	SGD	10,093		8,008	159	0
	04/2026		$4,745	BRL	25,000	81	0
	04/2026		148	CNH	1,026	1	0
	04/2026		919	INR	86,582	2	0
	04/2026		4,858	PLN	17,593	0	(119)
	04/2026		2,267	ZAR	37,859	0	(33)
	04/2026	ZAR	14,239		$838	1	(3)
	05/2026	AUD	486		333	0	(2)
	05/2026	CNH	1,024		148	0	(1)
	05/2026		$22	JPY	3,447	0	0
	06/2026	ILS	665		$214	2	0
	06/2026	MXN	8,549		477	2	0
	06/2026		$106	ILS	329	0	(1)
	07/2026	BRL	11,900		$2,200	0	(51)
	10/2026		8,300		1,511	0	(25)
MBC	04/2026	CHF	113		143	2	0
	04/2026	JPY	174,355		1,091	0	(8)
	04/2026	KRW	880,243		602	16	0
	04/2026	THB	15,880		498	15	0
	04/2026		$1,354	AUD	1,953	0	(6)
	04/2026		688	CHF	541	0	(11)
	04/2026		946	JPY	147,049	0	(19)
	04/2026		118	NOK	1,159	1	0
	05/2026	NOK	1,159		$118	0	(1)
	05/2026		$229	GBP	174	1	0
	05/2026		1,091	JPY	173,829	8	0
	06/2026	MXN	1,021		$57	0	0

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2026 (Unaudited)

MYI	04/2026	CAD	170	125	2	0
04/2026	PLN	248	70	3	0
SCX	04/2026	INR	1,223	14	1	0
04/2026	NZD	10,553	6,309	245	0
04/2026	THB	1,500	47	2	0
04/2026	$6,993	CAD	9,682	0	(33)
04/2026	246	GBP	183	0	(4)
04/2026	673	JPY	104,974	0	(11)
04/2026	280	PLN	1,012	0	(7)
05/2026	CAD	9,669	$6,993	33	0
06/2026	$70	IDR	1,183,505	0	(1)
SOG	04/2026	27,750	EUR	24,047	44	0
04/2026	3,721	JPY	578,999	0	(73)
05/2026	EUR	24,047	$27,794	0	(43)
06/2026	ILS	1,165	378	6	0
SSB	04/2026	AUD	5,818	4,140	126	0
04/2026	$4	JPY	679	0	0
UAG	04/2026	PLN	1,196	$325	3	0
04/2026	$71	PLN	255	0	(2)
06/2026	ILS	1,869	$605	9	0
06/2026	MXN	1,302	73	0	0

Total Forward Foreign Currency Contracts	$4,515	$(4,741)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757%	09/18/2026	47,900	$39	$106
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	75,000	58	167
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	300	0	1

Total Purchased Options	$97	$274

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYI	Call - OTC USD versus JPY	JPY	157.700	04/24/2026	3,218	$(21)	$(37)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620%	04/20/2026	200	$(1)	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	200	(1)	(1)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	1,300	(4)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	1,300	(4)	(4)

$(10)	$(9)

Total Written Options	$(31)	$(46)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Colombia Government International Bonds	1.000%	Quarterly	06/20/2027	1.040%	$800	$(38)	$38	$0	$0
Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.208	200	(18)	17	0	(1)
CBK	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.869	2,400	(117)	120	3	0
Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040	900	(32)	32	0	0
GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662	300	(3)	2	0	(1)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2026 (Unaudited)

MYC	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040	1,400	(50)	50	0	0
Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.208	1,700	(152)	147	0	(5)

Total Swap Agreements	$(410)	$406	$3	$(7)

(j)

Securities with an aggregate market value of $2,574 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$131,136	$1,003	$132,139
Industrials	0	52,243	0	52,243
Utilities	0	9,773	0	9,773
U.S. Government Agencies	0	466,893	0	466,893
U.S. Treasury Obligations	0	28,347	0	28,347
Non-Agency Mortgage-Backed Securities	0	41,912	14,006	55,918
Asset-Backed Securities
Automobile Sequential	0	9,984	0	9,984
CMBS Other	0	13,671	0	13,671
Credit Card Other	0	4,439	0	4,439
Home Equity Other	0	8,565	0	8,565
Whole Loan Collateral	0	103	0	103
Other ABS	0	50,065	0	50,065
Sovereign Issues	0	49,844	0	49,844
Short-Term Instruments
Commercial Paper	250	43,647	0	43,897
Repurchase Agreements	0	310,486	0	310,486
U.S. Treasury Bills	0	149,087	0	149,087

$250	$1,370,195	$15,009	$1,385,454
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$193,162	$0	$0	$193,162

Total Investments	$193,412	$1,370,195	$15,009	$1,578,616

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(85,014)	$0	$(85,014)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	14	1,080	0	1,094
Over the counter	0	4,792	0	4,792

$14	$5,872	$0	$5,886
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(540)	0	(540)
Over the counter	0	(4,794)	0	(4,794)

$0	$(5,334)	$0	$(5,334)

Total Financial Derivative Instruments	$14	$538	$0	$552

Totals	$193,426	$1,285,719	$15,009	$1,494,154

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2026 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2026:
Category and Subcategory	Beginning Balance at 12/31/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (1)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$1,017	$0	$0	$0	$0	$(14)	$0	$0	$1,003	$(14)
Non-Agency Mortgage-Backed Securities	13,547	0	0	0	0	459	0	0	14,006	459

Totals	$14,564	$0	$0	$0	$0	$445	$0	$0	$15,009	$445

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2026	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance		$1,003	Discounted Cash Flow			Discount Rate			4.898	—
Non-Agency Mortgage-Backed Securities		14,006	Recent Transaction			Purchase Price			100.000	—

Total		$15,009

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (”ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$126,104	$1,303	$(1)	$0	$(26)	$127,380	$1,319	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$0	$91,589	$(25,800)	$(1)	$(6)	$65,782	$183	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MYC	Morgan Stanley Bank, N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
AUD	Australian Dollar	ILS	Israeli Shekel	NZD	New Zealand Dollar
BRL	Brazilian Real	INR	Indian Rupee	PLN	Polish Zloty
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CHF	Swiss Franc	KRW	South Korean Won	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand
IDR	Indonesian Rupiah

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
Bobl	Bundesobligation, the German word for federal government bond	MUTKCALM	Tokyo Overnight Average Rate	SOFRINDX	Secured Overnight Financing Rate Index
CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate	SONIO	Sterling Overnight Interbank Average Rate
EUR003M	3 Month EUR Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	DAC	Designated Activity Company	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate

Schedule of Investments PIMCO Real Return Portfolio	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 174.6% ¤
CORPORATE BONDS & NOTES 0.8%
BANKING & FINANCE 0.1%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$53	$51
Credicorp Capital Sociedad Titulizadora SA 9.700% due 03/05/2045	PEN	900	275
GSG Bidco Ltd. 4.700% due 06/15/2031	EUR	800	918
Lehman Brothers Holdings, Inc. 1.000% due 04/05/2049 ^(b)		23	0

			1,244

INDUSTRIALS 0.7%
Beignet Investor LLC 6.581% due 05/30/2049		$7,100	7,305
GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	800	918
6.375% due 06/15/2051		1,100	1,263

			9,486

Total Corporate Bonds & Notes (Cost $10,588)			10,730

U.S. GOVERNMENT AGENCIES 20.0%
Federal Home Loan Mortgage Corp.
4.500% due 09/01/2052		$488	473
5.890% due 01/01/2034 •		8	9
Federal Home Loan Mortgage Corp. REMICS
4.137% due 01/15/2047 •		570	559
4.146% due 07/15/2044 •		486	477
4.602% due 11/25/2054 •		10,037	10,103
4.612% due 02/25/2055 - 09/25/2055 •		14,388	14,493
4.812% due 11/25/2055 •		6,983	7,015
Federal Home Loan Mortgage Corp. STRIPS 4.237% due 09/15/2042 •		1,006	994
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.053% due 08/25/2031 •		6	6
5.059% due 10/25/2044 - 02/25/2045 •		729	683
Federal National Mortgage Association
4.500% due 11/01/2052		339	329
5.114% due 07/01/2044 - 09/01/2044 •		6	6
6.163% due 10/01/2035 •		10	10
Federal National Mortgage Association REMICS
3.842% due 12/25/2036 •		7	7
3.932% due 08/25/2034 •		2	2
4.126% due 07/25/2037 •		1	1
4.216% due 05/25/2036 •		4	4
4.612% due 11/25/2053 •		1,405	1,413
4.692% due 06/25/2055 •		6,036	6,097
4.822% due 03/25/2055 •		5,560	5,607
4.842% due 08/25/2055 •		926	935
6.125% due 05/25/2035 ~		34	35
Federal National Mortgage Association Trust 4.126% due 05/25/2042 •		13	13
Government National Mortgage Association 3.500% due 05/20/2052 - 01/20/2056		34,609	31,992
Government National Mortgage Association REMICS
4.523% due 12/20/2053 •		6,484	6,490
4.573% due 10/20/2072 •		2,132	2,150
4.773% due 05/20/2073 •		565	578
4.927% due 08/20/2068 •		1,454	1,466
5.592% due 04/20/2067 •		496	502
Government National Mortgage Association, TBA 3.500% due 04/01/2056		4,000	3,670
U.S. Small Business Administration 6.020% due 08/01/2028		29	29
Uniform Mortgage-Backed Security, TBA
4.000% due 04/01/2056 - 05/01/2056		18,700	17,643
4.500% due 05/01/2056		89,400	86,198
5.500% due 05/01/2056		17,500	17,558
6.000% due 06/01/2056		35,800	36,440

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

6.500% due 05/01/2056	20,600	21,296

Total U.S. Government Agencies (Cost $275,654)		275,283

U.S. TREASURY OBLIGATIONS 98.0%
U.S. Treasury Bonds
4.875% due 08/15/2045 (f)(j)	159	158
U.S. Treasury Inflation Protected Securities (c)
0.125% due 02/15/2051	15,052	8,015
0.125% due 02/15/2052 (j)	7,010	3,643
0.250% due 02/15/2050	12,612	7,148
0.625% due 02/15/2043	9,364	6,906
0.750% due 02/15/2042 (f)	43,393	33,467
0.750% due 02/15/2045 (f)	38,313	27,556
0.875% due 02/15/2047	28,703	20,380
1.000% due 02/15/2046	26,328	19,549
1.000% due 02/15/2048	7,157	5,146
1.375% due 02/15/2044 (f)	36,616	30,285
1.500% due 02/15/2053	22,975	17,631
1.750% due 01/15/2028 (f)	55,135	55,941
2.125% due 02/15/2040	9,509	9,316
2.125% due 02/15/2041	9,727	9,421
2.125% due 02/15/2054	19,180	16,929
2.375% due 01/15/2027 (h)(j)	500	509
2.375% due 02/15/2055 (f)	9,688	9,014
2.500% due 01/15/2029	18,749	19,455
3.375% due 04/15/2032 (f)(j)	2,759	3,046
3.625% due 04/15/2028 (f)	46,733	49,156
3.875% due 04/15/2029 (f)	55,565	59,961
0.125% due 04/15/2027 (h)	9,445	9,392
0.125% due 01/15/2030 (f)	39,615	37,927
0.125% due 07/15/2030 (f)	28,286	26,934
0.125% due 01/15/2031	16,203	15,239
0.125% due 07/15/2031 (f)	30,966	28,941
0.125% due 01/15/2032	10,911	10,045
0.250% due 07/15/2029 (f)	30,230	29,410
0.375% due 01/15/2027 (h)	30,023	30,084
0.375% due 07/15/2027	9,652	9,652
0.500% due 01/15/2028 (f)	84,616	83,983
0.625% due 07/15/2032 (f)	91,448	86,311
0.750% due 07/15/2028 (f)	43,001	42,887
0.875% due 01/15/2029	14,644	14,540
1.125% due 10/15/2030	21,113	20,931
1.125% due 01/15/2033 (f)	26,858	25,877
1.250% due 04/15/2028 (f)(h)(j)	4,012	4,028
1.375% due 07/15/2033 (f)	59,430	58,116
1.625% due 10/15/2027	24,372	24,758
1.625% due 10/15/2029 (f)	64,804	65,849
1.625% due 04/15/2030 (f)	31,364	31,688
1.750% due 01/15/2034	20,842	20,762
1.875% due 07/15/2034 (f)	63,119	63,453
1.875% due 07/15/2035 (f)	48,312	48,090
1.875% due 01/15/2036 (f)	18,516	18,299
2.125% due 04/15/2029	12,302	12,633
2.125% due 01/15/2035 (f)	41,838	42,558
2.375% due 10/15/2028 (f)	74,536	77,188
U.S. Treasury Notes
4.250% due 08/15/2035 (j)	258	257

Total U.S. Treasury Obligations (Cost $1,453,597)		1,352,464

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.9%
Adjustable Rate Mortgage Trust 4.516% due 05/25/2036 ~	46	40
Alliance Bancorp Trust 4.273% due 07/25/2037 •	445	400
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	42	40
Banc of America Funding Trust
4.751% due 01/20/2047 ~	49	43
5.710% due 02/20/2036 ~	50	48
Banc of America Mortgage Trust
4.309% due 02/25/2036 ~	49	44
5.296% due 06/25/2035 ~	8	7
Bear Stearns ALT-A Trust
3.946% due 03/25/2036 ~	153	127
4.718% due 09/25/2035 ~	439	230
Bear Stearns ARM Trust
4.203% due 07/25/2036 ~	74	64
4.335% due 02/25/2036 ~	16	15
4.503% due 03/25/2035 ~	71	65
4.991% due 01/25/2035 ~	44	43
6.420% due 10/25/2035 •	79	76
Chase Mortgage Finance Trust 6.000% due 02/25/2037 ~	6	6

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

ChaseFlex Trust 6.000% due 02/25/2037		278	85
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.073% due 01/25/2035 •		1	1
CHL Mortgage Pass-Through Trust
4.001% due 05/20/2036 ~		34	32
4.595% due 10/20/2035 ~		479	456
5.500% due 08/25/2035		18	13
6.000% due 04/25/2036		225	107
6.000% due 03/25/2037		778	319
Citigroup Mortgage Loan Trust, Inc.
4.451% due 09/25/2037 ~		154	146
4.492% due 03/25/2037 ~		755	658
5.500% due 08/25/2034		19	19
6.050% due 03/25/2036 •		62	63
6.490% due 05/25/2035 •		1	1
Countrywide Alternative Loan Trust
3.970% due 02/20/2047 •		166	136
4.153% due 05/25/2047 •		43	40
4.173% due 09/25/2046 •		938	929
4.353% due 12/25/2035 •		13	12
4.859% due 12/25/2035 •		22	19
6.000% due 03/25/2037		2,559	812
6.000% due 04/25/2037		198	167
CSMC Trust 4.945% due 10/26/2036 ~		74	67
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust 3.893% due 10/25/2036 •		4	3
Eurosail-U.K. PLC 4.815% due 06/13/2045 •	GBP	265	351
First Horizon Alternative Mortgage Securities Trust
5.603% due 06/25/2034 ~		$37	37
6.000% due 02/25/2037		260	90
First Horizon Mortgage Pass-Through Trust 5.994% due 08/25/2035 ~		72	47
GreenPoint Mortgage Funding Trust
4.153% due 09/25/2046 •		145	138
4.333% due 11/25/2045 •		44	42
GreenPoint MTA Trust 4.233% due 06/25/2045 •		45	41
GSR Mortgage Loan Trust
4.860% due 09/25/2035 ~		34	32
4.993% due 07/25/2035 ~		20	19
5.163% due 12/25/2034 ~		51	48
6.449% due 01/25/2035 ~		17	17
HarborView Mortgage Loan Trust
4.171% due 09/19/2037 •		25	22
4.231% due 05/19/2035 •		20	20
4.351% due 02/19/2036 •		64	26
4.470% due 06/20/2035 •		28	27
IndyMac INDA Mortgage Loan Trust 5.041% due 11/25/2035 ~		12	15
IndyMac INDX Mortgage Loan Trust
4.353% due 07/25/2035 •		102	73
4.368% due 12/25/2034 ~		30	29
4.573% due 05/25/2034 •		4	4
JP Morgan Mortgage Trust
3.942% due 07/27/2037 ~		150	140
4.968% due 07/25/2035 ~		54	52
5.094% due 08/25/2035 ~		33	29
5.132% due 02/25/2035 ~		21	20
5.182% due 09/25/2035 ~		7	7
5.937% due 08/25/2035 ~		31	30
6.222% due 07/25/2035 ~		6	6
MASTR Adjustable Rate Mortgages Trust 5.598% due 11/21/2034 ~		24	23
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 4.487% due 11/15/2031 •		10	10
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 4.227% due 12/15/2030 •		11	11
Merrill Lynch Mortgage Investors Trust 4.293% due 11/25/2035 •		14	14
Morgan Stanley Mortgage Loan Trust 5.634% due 06/25/2036 ~		65	63
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		1,925	1,867
Project Cashmere 4.543% due 12/30/2057 «(a)	AUD	21,500	14,834
RALI Trust
4.093% due 08/25/2035 •		$33	22
4.788% due 10/25/2037 ~		557	444
Residential Asset Securitization Trust
4.193% due 05/25/2035 •		387	222
6.500% due 09/25/2036		206	58
RFMSI Trust 6.000% due 06/25/2037		106	85

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

Sequoia Mortgage Trust
4.190% due 07/20/2036 •	101	87
4.491% due 10/19/2026 •	4	4
Structured Adjustable Rate Mortgage Loan Trust
4.443% due 08/25/2035 ~	28	25
5.259% due 01/25/2035 •	35	33
5.939% due 02/25/2034 ~	16	15
Structured Asset Mortgage Investments II Trust
4.173% due 06/25/2036 •	8	8
4.213% due 04/25/2036 •	40	37
4.291% due 07/19/2035 •	103	99
4.451% due 10/19/2034 •	10	10
Thornburg Mortgage Securities Trust 4.413% due 06/25/2044 •	965	934
Wachovia Mortgage Loan Trust LLC 1.682% due 01/25/2037 •	993	336
WaMu Mortgage Pass-Through Certificates Trust
3.829% due 12/25/2046 •	23	21
4.589% due 01/25/2047 •	155	150
4.629% due 05/25/2047 •	121	105
4.688% due 12/25/2035 ~	19	18
4.859% due 02/25/2046 •	39	36
4.907% due 07/25/2046 •	220	204
5.059% due 11/25/2042 •	3	3
5.359% due 11/25/2046 •	37	31

Total Non-Agency Mortgage-Backed Securities (Cost $28,690)		26,504

ASSET-BACKED SECURITIES 5.8%
CMBS OTHER 0.3%
Arbor Realty Commercial Real Estate Notes Ltd. 5.122% due 01/15/2037 •	1,515	1,518
LoanCore Issuer Ltd. 5.222% due 01/17/2037 •	308	307
MF1 LLC 5.827% due 06/19/2037 •	968	968
TRTX Issuer Ltd. 5.328% due 02/15/2039 •	764	767

		3,560

HOME EQUITY OTHER 1.0%
ACE Securities Corp. Home Equity Loan Trust 4.193% due 03/25/2037 •	313	128
Argent Mortgage Loan Trust 4.273% due 05/25/2035 •	334	309
Argent Securities Trust 4.113% due 05/25/2036 •	106	25
C-BASS Trust 3.913% due 11/25/2036 •	44	20
CIT Mortgage Loan Trust 5.293% due 10/25/2037 •	2,046	2,076
Citigroup Mortgage Loan Trust, Inc. 3.953% due 01/25/2037 •	69	52
Countrywide Asset-Backed Certificates 4.293% due 03/25/2037 •	359	358
Countrywide Asset-Backed Certificates Trust
3.983% due 11/25/2037 •	1,783	1,721
4.533% due 08/25/2047 •	78	77
Credit-Based Asset Servicing & Securitization LLC
3.823% due 06/25/2035 •	284	279
4.008% due 07/25/2037 •	531	356
Ellington Loan Acquisition Trust 4.893% due 05/25/2037 •	159	156
Fremont Home Loan Trust 4.063% due 10/25/2036 •	495	459
GSAA Trust 6.720% due 03/25/2046 þ	198	101
GSAMP Trust
3.933% due 12/25/2036 •	55	27
4.528% due 09/25/2035 •	18	18
4.768% due 03/25/2035 •	29	29
Home Equity Asset Trust 4.468% due 02/25/2036 •	772	763
HSI Asset Securitization Corp. Trust 3.893% due 10/25/2036 •	4	1
JP Morgan Mortgage Acquisition Trust 4.213% due 10/25/2036 •	4	4
Long Beach Mortgage Loan Trust 4.033% due 08/25/2036 •	866	342
MASTR Asset-Backed Securities Trust 4.543% due 10/25/2035 •	39	39
Merrill Lynch Mortgage Investors Trust
3.953% due 09/25/2037 •	12	2

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

4.033% due 02/25/2037 •		232	64
Morgan Stanley ABS Capital I, Inc. Trust 4.013% due 10/25/2036 •		1,458	636
Morgan Stanley IXIS Real Estate Capital Trust 3.843% due 11/25/2036 •		8	2
New Century Home Equity Loan Trust
4.113% due 08/25/2036 •		638	634
4.558% due 02/25/2035 •		58	57
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.528% due 09/25/2035 •		128	126
4.843% due 10/25/2034 •		726	722
Renaissance Home Equity Loan Trust 4.553% due 12/25/2032 •		39	37
Residential Asset Securities Corporation Trust
4.073% due 09/25/2036 •		433	431
4.253% due 06/25/2036 •		1,392	1,383
Saxon Asset Securities Trust 4.103% due 09/25/2037 •		249	243
Securitized Asset-Backed Receivables LLC Trust
3.913% due 12/25/2036 •		247	51
3.943% due 07/25/2036 •		171	65
4.113% due 07/25/2036 •		2,494	802
Soundview Home Loan Trust
3.913% due 11/25/2036 •		36	10
3.973% due 07/25/2037 •		546	503
3.993% due 06/25/2037 •		1,177	815

			13,923

MANUFACTURING HOUSE ABS OTHER 0.1%
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		786	751

WHOLE LOAN COLLATERAL 0.2%
First Franklin Mortgage Loan Trust 4.498% due 11/25/2036 •		1,375	1,352
IndyMac INDB Mortgage Loan Trust 3.933% due 07/25/2036 •		506	158
Lehman XS Trust
4.113% due 05/25/2036 •		514	458
4.743% due 06/25/2036 þ		297	290
6.093% due 12/25/2037 •		1,165	1,188

			3,446

OTHER ABS 4.2%
522 Funding CLO Ltd. 4.969% due 10/20/2031 •		14	14
AlbaCore Euro CLO IV DAC 3.006% due 07/15/2035 •	EUR	1,000	1,157
Anchorage Capital CLO 20 Ltd. 4.768% due 01/20/2035 •		$700	700
ARES European CLO X DAC 2.796% due 10/15/2031 •	EUR	46	53
ARES XLIV CLO Ltd. 4.802% due 04/15/2034 •		$700	701
Atlas Senior Loan Fund XVIII Ltd. 4.778% due 01/18/2035 •		4,500	4,494
Bain Capital Credit CLO Ltd. 4.700% due 10/21/2034 •		3,200	3,200
Bain Capital Euro CLO DAC 3.277% due 01/22/2038 •	EUR	2,000	2,311
Black Diamond CLO DAC 2.964% due 05/15/2032 •		81	94
Boyce Park CLO Ltd. 4.668% due 04/21/2035 •		$4,500	4,501
Capital Four U.S. CLO II Ltd. 5.568% due 01/20/2037 •		1,000	1,003
Carlyle Euro CLO DAC 3.194% due 08/15/2038 •	EUR	3,800	4,390
CIFC Funding Ltd. 4.880% due 10/24/2030 •		$33	33
Contego CLO III BV 3.297% due 04/15/2038 •	EUR	1,600	1,848
CVC Cordatus Loan Fund XXI DAC 3.068% due 09/22/2034 •		1,400	1,616
CVC Cordatus Opportunity Loan Fund-R DAC 2.824% due 08/15/2033 •		1,425	1,645
Dryden 44 Euro CLO DAC 2.896% due 04/15/2034 •		1,983	2,293
Dryden 52 Euro CLO DAC 2.844% due 05/15/2034 •		116	135
Dryden 60 CLO Ltd. 4.984% due 07/15/2031 •		$315	316

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

Dryden 64 CLO Ltd. 4.899% due 04/18/2031 •		148	148
Fortress Credit BSL VII Ltd. 4.761% due 07/23/2032 •		456	457
Gallatin CLO VIII Ltd. 5.024% due 07/15/2031 •		232	232
Harvest CLO XXI DAC 2.776% due 07/15/2031 •	EUR	473	547
Man GLG Euro CLO V DAC 2.840% due 12/15/2031 •		9	10
Marble Point CLO XXII Ltd. 4.888% due 07/25/2034 •		$500	500
Mountain View CLO XIV Ltd. 6.813% due 10/15/2034 •		4,200	4,205
Neuberger Berman Loan Advisers CLO 45 Ltd. 4.727% due 10/14/2036 •		1,100	1,101
OZLM XXIV Ltd. 5.089% due 07/20/2032 •		124	124
Palmer Square European Loan Funding DAC 2.954% due 05/15/2033 •	EUR	333	385
Providus CLO IV DAC 2.846% due 04/20/2034 •		1,818	2,099
Rockford Tower Europe CLO DAC 3.271% due 08/29/2036 •		1,600	1,848
SLM Student Loan Trust 4.699% due 10/25/2064 •		$1,136	1,139
Sound Point CLO IX Ltd. 5.139% due 07/20/2032 •		606	606
Sounds Point CLO IV-R Ltd. 5.079% due 04/18/2031 •		98	98
St. Paul's CLO II DAC 3.010% due 10/25/2035 •	EUR	800	924
St. Paul's CLO IV DAC 2.860% due 04/25/2030 •		487	562
St. Paul's CLO X DAC 2.827% due 04/22/2035 •		749	865
TCW CLO AMR Ltd. 4.954% due 08/16/2034 •		$4,700	4,706
Tikehau CLO IX DAC 3.246% due 01/20/2037 •	EUR	6,200	7,165
Voya CLO Ltd. 4.868% due 07/20/2032 •		$289	288

			58,513

Total Asset-Backed Securities (Cost $80,682)			80,193

SOVEREIGN ISSUES 5.8%
Canada Government Real Return Bonds 4.250% due 12/01/2026 (c)	CAD	7,064	5,244
French Republic Government Bonds OAT 0.100% due 07/25/2031 (c)	EUR	2,564	2,874
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		3,590	4,109
1.800% due 05/15/2036 (c)		1,345	1,564
Japan Government CPI-Linked Bonds
0.005% due 03/10/2035 (c)	JPY	1,175,864	7,079
0.100% due 03/10/2028 (c)		1,627,720	10,292
0.100% due 03/10/2029 (c)		2,212,906	13,902
Japan Government Thirty Year Bonds 3.400% due 12/20/2055		1,140,000	6,864
Mexico Government International Bonds
5.850% due 07/02/2032		$400	402
6.625% due 01/29/2038		300	306
U.K. Gilts 4.000% due 10/22/2031	GBP	21,600	27,882

Total Sovereign Issues (Cost $87,844)			80,518

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(d)		1,220,000	1,224

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

Total Preferred Securities (Cost $1,220)		1,224

SHORT-TERM INSTRUMENTS 42.2%
REPURCHASE AGREEMENTS (e) 42.2%		581,700

Total Short-Term Instruments (Cost $581,700)		581,700

Total Investments in Securities (Cost $2,519,975)		2,408,616

INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III	565,615	5,509

Total Short-Term Instruments (Cost $5,508)		5,509

Total Investments in Affiliates (Cost $5,508)		5,509

Total Investments 175.0% (Cost $2,525,483)		$2,414,125
Financial Derivative Instruments (g)(i) 0.1%(Cost or Premiums, net $(810))		1,502
Other Assets and Liabilities, net (75.1)%		(1,036,267)

Net Assets 100.0%		$1,379,360

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.680%	04/01/2026	04/02/2026	$581,700	U.S. Treasury Notes 0.625% due 05/15/2030	$(593,323)	$581,700	$581,700

Total Repurchase Agreements	$(593,323)	$581,700	$581,700

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

DEU	3.680%	03/26/2026	04/01/2026	$(1,487)	$(1,488)
3.760	03/18/2026	04/08/2026	(136,691)	(136,891)
3.770	03/03/2026	04/07/2026	(9,657)	(9,686)
3.770	03/04/2026	04/08/2026	(41,428)	(41,549)
3.770	03/24/2026	04/07/2026	(1,983)	(1,985)
3.790	03/31/2026	04/01/2026	(131)	(131)
JPS	3.760	03/09/2026	04/20/2026	(4,022)	(4,032)
3.760	03/10/2026	04/21/2026	(6,964)	(6,980)
3.760	03/17/2026	04/21/2026	(6,407)	(6,417)

Total Reverse Repurchase Agreements	$(209,159)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	3.770%	03/27/2026	04/06/2026	$(9,223)	$(9,228)
3.800	04/01/2026	04/02/2026	(234,049)	(234,048)
MSC	3.800	04/01/2026	04/02/2026	(530,331)	(530,331)
TDM	3.770	03/19/2026	04/09/2026	(50,833)	(50,903)

Total Sale-Buyback Transactions	$(824,510)

(f)	Securities with an aggregate market value of $1,027,754 have been pledged as collateral under the terms of master agreements as of March 31, 2026.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(278,908) at a weighted average interest rate of 3.787%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(128) of deferred price drop.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Arabica Coffee September Futures	09/2026	3	$313	$(4)	$3	$0
Australia Government 10-Year Bond June Futures	06/2026	238	17,694	(110)	167	0
Brent Crude December Futures	10/2026	5	398	22	0	(22)
California Carbon Allowance Vintage December Futures	12/2026	220	6,351	(818)	0	(57)
Cocoa July Futures	07/2026	8	269	7	10	0
Euro-BTP Future June Futures	06/2026	388	52,148	(1,510)	628	0
Euro-Bund June Futures	06/2026	46	6,667	(86)	48	0
Euro-Buxl 30-Year Bond June Futures	06/2026	39	4,970	(59)	92	0
Euro-Schatz June Futures	06/2026	332	40,581	32	54	(2)
Gas Oil September Futures	09/2026	1	93	29	0	(2)
Hard Red Winter Wheat September Futures	09/2026	8	265	17	3	0
Iron Ore July Futures	07/2026	4	42	(1)	0	0
Live Cattle June Futures	06/2026	13	1,265	39	16	0
LME Aluminum July Futures	07/2026	11	949	14	15	(1)
LME Zinc July Futures	07/2026	14	1,132	11	19	(8)
New York Harbor September Futures	08/2026	2	266	78	0	(9)
Platinum July Futures	07/2026	1	99	(3)	3	0
RBOB Gasoline September Futures	08/2026	7	778	166	0	(25)
Silver July Futures	07/2026	1	377	(29)	22	0
Soybean July Futures	07/2026	17	1,008	3	9	0
Soybean Meal December Futures	12/2026	11	343	(4)	3	0
Soybean Meal July Futures	07/2026	61	1,917	(11)	8	0
Soybean Meal May Futures	05/2026	7	221	9	1	0
Soybean November Futures	11/2026	25	1,447	39	17	0
Soybean Oil July December Futures	12/2026	2	78	8	0	0
U.S. Treasury 5-Year Note June Futures	06/2026	92	9,953	(157)	13	0
U.S. Treasury 10-Year Note June Futures	06/2026	145	16,102	(318)	34	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	707	80,256	(1,804)	210	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	546	63,643	(1,500)	119	0
Wheat September Futures	09/2026	13	162	3	2	0
WTI Crude September Futures	08/2026	3	234	49	0	(15)

				$(5,888)	$1,496	$(141)

SHORT FUTURES CONTRACTS
					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Arabica Coffee July Futures	07/2026	1	$(109)	$0	$0	$0
Carbon Emissions December Futures	12/2026	1	(84)	(2)	0	(1)
Cocoa July Futures	07/2026	2	(66)	0	0	(2)
Cocoa September Futures	09/2026	11	(376)	11	0	(15)
Corn July Futures	07/2026	85	(1,990)	(10)	0	(4)
Corn September Futures	09/2026	34	(799)	(35)	0	0
Cotton No. 2 December Futures	12/2026	13	(483)	(24)	3	0
Cotton No. 2 July Futures	07/2026	12	(433)	(18)	3	0
Euro-Bobl June Futures	06/2026	82	(10,940)	118	0	(44)
Euro-Oat June Futures	06/2026	443	(60,774)	1,930	0	(563)
Hard Red Winter Wheat July Futures	07/2026	13	(422)	(21)	0	(5)
Japan Government 10-Year Bond June Futures	06/2026	36	(29,559)	273	7	(64)
Lean Hogs June Futures	06/2026	18	(756)	23	6	0
LME Lead Futures July Futures	07/2026	26	(1,242)	14	15	(1)
LME Nickel July Futures	07/2026	6	(617)	3	4	(1)
Natural Gas July Futures	06/2026	28	(905)	47	16	0
Natural Gas June Futures	05/2026	5	(211)	9	18	(2)
Natural Gas September Futures	08/2026	4	(131)	7	3	0
Soybean Oil July Futures	07/2026	5	(207)	(8)	0	(1)
Sugar No. 11 October Futures	09/2026	55	(989)	(120)	7	0
U.S. Treasury 2-Year Note June Futures	06/2026	985	(204,334)	1,476	0	(77)
U.S. Treasury Long-Term Bond June Futures	06/2026	1,125	(128,109)	3,589	0	(422)
Wheat July Futures	07/2026	27	(846)	(32)	0	(9)
Wheat September Futures	09/2026	16	(511)	(49)	0	(5)
White Sugar August Futures	07/2026	3	(68)	(5)	0	0

				$7,176	$82	$(1,216)

Total Futures Contracts				$1,288	$1,578	$(1,357)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	27,900	$(588)	$50	$(538)	$58	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		44,940	(956)	(960)	(1,916)	143	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	400,000	37	(1)	36	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		118,480	16	0	16	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		1,600,000	200	21	221	0	(8)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		1,061,000	434	45	479	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		$53,300	(704)	(1,178)	(1,882)	23	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		6,020	(76)	(129)	(205)	3	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		56,540	185	376	561	0	(56)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030		2,100	0	20	20	0	(2)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030		400	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		81,197	(81)	(156)	(237)	0	(96)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		9,600	427	(2)	425	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		1,000	2	13	15	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		1,000	(1)	12	11	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		1,730	4	12	16	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.758	Annual	08/15/2035		9,300	0	56	56	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.768	Annual	08/15/2035		11,500	0	60	60	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.777	Annual	08/15/2035		12,600	0	57	57	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.801	Annual	08/15/2035		14,100	(1)	38	37	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		6,810	428	1,956	2,384	23	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053		200	0	5	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		4,700	66	46	112	17	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053		500	0	12	12	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053		4,366	32	25	57	15	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		5,300	329	1,567	1,896	18	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		22,300	462	4,322	4,784	76	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		8,300	221	731	952	28	0
Pay(2)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036	EUR	99,540	(1,525)	(2,096)	(3,621)	879	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		5,400	334	3,051	3,385	0	(31)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		5,600	4	3,501	3,505	0	(32)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		9,900	616	5,573	6,189	0	(57)
Receive	6-Month EUR-EURIBOR	3.050	Annual	01/13/2056		8,240	362	(277)	85	0	(90)
Receive(2)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		26,960	449	230	679	0	(301)
Receive	CPTFEMU	2.000	Maturity	02/15/2027		4,900	8	71	79	7	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,900	1	75	76	3	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		1,200	0	38	38	2	0

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

Receive	CPTFEMU	1.636	Maturity	06/15/2027	21,300	0	479	479	29	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031	13,430	(100)	(3,098)	(3,198)	0	(30)
Receive	CPTFEMU	2.049	Maturity	08/15/2034	8,700	(4)	132	128	7	0
Receive	CPTFEMU	2.034	Maturity	09/15/2034	5,700	(16)	111	95	5	0
Pay	CPTFEMU	2.488	Maturity	05/15/2037	40	0	(1)	(1)	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052	800	1	5	6	4	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052	1,300	(34)	48	14	6	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052	200	0	1	1	1	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052	550	0	(16)	(16)	2	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052	2,000	0	145	145	10	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053	1,800	12	200	212	11	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053	800	5	107	112	5	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053	900	0	102	102	5	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053	1,400	13	170	183	8	0
Pay	CPURNSA	3.323	Maturity	04/23/2026	$3,800	0	35	35	0	0
Receive	CPURNSA	2.768	Maturity	05/13/2026	7,700	0	751	751	9	0
Receive	CPURNSA	2.813	Maturity	05/14/2026	3,300	0	314	314	4	0
Receive	CPURNSA	2.703	Maturity	05/25/2026	5,980	0	614	614	13	0
Receive	CPURNSA	2.690	Maturity	06/01/2026	400	0	42	42	1	0
Pay	CPURNSA	3.300	Maturity	06/04/2026	7,000	0	(2)	(2)	0	(17)
Pay	CPURNSA	3.435	Maturity	08/01/2026	14,100	0	(53)	(53)	18	0
Pay	CPURNSA	3.434	Maturity	08/27/2026	14,200	0	(36)	(36)	15	0
Receive	CPURNSA	1.798	Maturity	08/25/2027	7,000	0	1,280	1,280	0	(6)
Receive	CPURNSA	1.890	Maturity	08/27/2027	7,100	0	1,248	1,248	0	(6)
Pay	CPURNSA	2.379	Maturity	07/09/2028	3,700	(2)	(418)	(420)	2	0
Receive	CPURNSA	2.573	Maturity	08/26/2028	800	0	69	69	0	0
Receive	CPURNSA	2.645	Maturity	09/10/2028	1,900	0	147	147	0	(1)
Pay	CPURNSA	2.165	Maturity	04/16/2029	18,000	0	(2,567)	(2,567)	11	0
Pay	CPURNSA	1.954	Maturity	06/03/2029	6,450	0	(1,051)	(1,051)	3	0
Pay	CPURNSA	1.998	Maturity	07/25/2029	20,100	0	(3,132)	(3,132)	11	0
Pay	CPURNSA	1.760	Maturity	11/04/2029	12,300	(11)	(2,235)	(2,246)	7	0
Receive	CPURNSA	2.312	Maturity	02/24/2031	21,800	0	2,797	2,797	0	(14)
Receive	UKRPI	3.365	Maturity	09/15/2027	GBP	8,900	4	175	179	3	0
Pay	UKRPI	3.500	Maturity	08/15/2034	6,300	36	(104)	(68)	0	(39)
Pay	UKRPI	3.466	Maturity	09/15/2034	2,700	0	(45)	(45)	0	(21)

Total Swap Agreements	$589	$13,381	$13,970	$1,488	$(878)

(h)	Securities with an aggregate market value of $12,996 and cash of $7,434 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)	Unsettled variation margin asset of $86 and liability of $(21) for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2026	CAD	23,261	$16,981	$259	$0
04/2026	SGD	15	12	0	0
BOA	04/2026	BRL	12,033	2,305	0	(18)
04/2026	CNH	3,227	468	0	(1)
04/2026	GBP	452	608	9	0
04/2026	INR	117,863	1,255	11	0
04/2026	KRW	364,562	249	7	0
04/2026	PLN	2,526	683	3	0
04/2026	$2,307	BRL	12,033	16	0
04/2026	160	CNH	1,103	0	0
04/2026	15,149	EUR	12,818	0	(334)
04/2026	1,255	INR	118,074	1	0
04/2026	2,464	JPY	393,133	13	0
04/2026	195	MXN	3,592	5	0
05/2026	JPY	391,949	$2,464	0	(13)
06/2026	BRL	7	1	0	0
06/2026	ILS	4,427	1,433	22	0
06/2026	MXN	16,474	919	6	0
06/2026	$229	ILS	714	0	(1)
BPS	04/2026	BRL	12,551	$2,413	1	(11)
04/2026	CNH	1,105	161	0	0
04/2026	ILS	4,352	1,409	25	0
04/2026	KRW	874,882	582	2	(1)
04/2026	NZD	4,399	2,602	74	0
04/2026	PLN	970	261	0	(1)
04/2026	THB	115,023	3,558	67	(2)
04/2026	$1,377	AUD	1,978	0	(13)
04/2026	2,405	BRL	12,551	18	0
04/2026	5,660	IDR	95,770,453	0	(19)
04/2026	1,038	ILS	3,289	8	0
04/2026	655	KRW	977,762	1	(6)
04/2026	2,861	PLN	10,313	0	(83)
04/2026	1	THB	23	0	0
04/2026	3,121	TWD	99,770	1	(8)
04/2026	ZAR	15,317	$904	1	0

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

	05/2026	ILS	3,285		1,038	0	(8)
	05/2026	INR	247,625		2,617	0	(11)
	05/2026	TWD	56,841		1,764	0	(8)
	05/2026		$1,020	BRL	5,354	7	0
	05/2026		1,313	IDR	22,352,649	3	0
	05/2026		264	THB	8,667	0	(1)
	06/2026	IDR	6,097,761		$362	4	0
	06/2026		$521	IDR	8,772,831	0	(5)
BRC	04/2026	CAD	29		$21	0	0
	04/2026	TRY	109,717		2,382	0	(39)
	04/2026		$1,336	PLN	4,807	0	(41)
	04/2026		1,229	SEK	11,153	0	(51)
	04/2026		13,159	TRY	586,153	26	0
	04/2026		1,800	ZAR	29,457	0	(61)
	05/2026	TRY	32,392		$695	0	(5)
	05/2026		$21	CAD	29	0	0
	06/2026	ILS	57		$19	0	0
BSH	04/2026		$22,401	GBP	16,828	0	(128)
	04/2026		13,612	JPY	2,172,970	80	0
	04/2026		10,249	NZD	17,753	0	(47)
	04/2026		2,058	PLN	7,444	0	(53)
	05/2026	GBP	16,828		$22,400	128	0
	05/2026	JPY	2,166,423		13,612	0	(80)
	05/2026	NZD	17,753		10,260	48	0
CBK	04/2026	CNH	1,102		160	0	0
	04/2026	EUR	8,699		10,079	25	0
	04/2026	GBP	391		524	6	0
	04/2026	INR	899,545		9,625	125	0
	04/2026	NOK	4,630		477	0	(2)
	04/2026	SEK	3,665		393	6	0
	04/2026	THB	114		4	0	0
	04/2026	TWD	5,307		166	1	0
	04/2026		$494	CNH	3,403	0	0
	04/2026		2,033	GBP	1,532	0	(5)
	04/2026		23,795	INR	2,192,709	19	(586)
	06/2026	COP	4,679,015		$1,205	0	(48)
	06/2026	ILS	1,097		356	6	0
	06/2026		$361	IDR	6,063,889	0	(4)
	06/2026		1,695	MXN	29,971	0	(33)
	09/2026		1,387	COP	5,369,795	21	0
	09/2026		397	MXN	7,105	0	(6)
DUB	04/2026	CNH	662		$96	0	0
	04/2026	ILS	8,780		2,836	43	0
	04/2026	INR	359,954		3,822	25	(5)
	04/2026		$7,405	AUD	10,795	43	0
	04/2026		204	CNH	1,398	0	(1)
	04/2026		4,189	INR	394,844	28	(20)
	04/2026		16,509	SGD	21,088	0	(107)
	04/2026		1,158	THB	37,824	0	(10)
	05/2026	AUD	10,795		$7,402	0	(43)
	05/2026	SGD	21,041		16,509	106	0
	05/2026		$96	CNH	661	0	0
	06/2026	THB	37,747		$1,158	6	0
FAR	04/2026	AUD	5,722		4,056	107	0
	04/2026	CHF	2,618		3,392	118	0
	04/2026	GBP	18,288		24,713	508	0
	04/2026	JPY	711,539		4,554	71	0
	04/2026		$2,351	CHF	1,873	0	(8)
	04/2026		16,952	JPY	2,705,547	96	0
	04/2026		1,483	PLN	5,354	0	(41)
	04/2026		89	SGD	114	0	(1)
	05/2026	CHF	1,866		$2,351	8	0
	05/2026	ILS	5,464		1,726	0	(13)
	05/2026	JPY	2,697,375		16,952	0	(95)
	05/2026	SGD	114		89	1	0
	06/2026	ILS	3,151		1,022	18	0
	06/2026		$3,181	MXN	55,420	0	(108)
	09/2026		322		5,692	0	(9)
GLM	04/2026	BRL	91,551		$17,261	0	(414)
	04/2026	ILS	4,272		1,374	15	0
	04/2026	INR	11,793		129	5	0
	04/2026		$17,246	BRL	92,836	676	0
	04/2026		441	CNH	3,029	0	(1)
	04/2026		152	IDR	2,568,513	0	(1)
	04/2026		1,651	MXN	30,438	47	0
	04/2026		644	THB	21,143	0	(2)
	06/2026	BRL	22		$4	0	0
	06/2026	IDR	8,058,518		478	4	0
	06/2026	MXN	3,434		193	2	0
	06/2026	THB	21,106		644	0	0
	06/2026		$826	IDR	13,975,594	0	(4)
	06/2026		2,757	MXN	48,029	0	(94)
	07/2026	BRL	20		$4	0	0
	07/2026		$17,261	BRL	93,442	415	0
IND	04/2026	EUR	48,470		$57,232	1,209	0
JPM	04/2026	CNH	2,837		411	0	(1)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

04/2026	INR	186,502	1,984	14	0
04/2026	PLN	5,564	1,516	19	(2)
04/2026	SGD	21,187	16,812	333	0
04/2026	$6,272	EUR	5,344	0	(96)
04/2026	1,984	INR	186,821	4	0
04/2026	6,536	MXN	117,356	17	(12)
04/2026	4,437	ZAR	74,084	0	(64)
04/2026	ZAR	30,113	$1,773	1	(5)
05/2026	$101	CNH	695	0	0
06/2026	ILS	2,817	$912	14	0
06/2026	MXN	18,125	1,010	5	0
06/2026	$220	ILS	683	0	(2)
MBC	04/2026	CHF	399	$505	6	0
04/2026	EUR	807	927	0	(5)
04/2026	JPY	1,928,788	12,241	102	(14)
04/2026	KRW	1,729,669	1,182	32	0
04/2026	NOK	60	6	0	0
04/2026	SEK	5,805	618	5	0
04/2026	THB	32,238	1,009	31	0
04/2026	$1,535	AUD	2,178	0	(32)
04/2026	1,458	CHF	1,142	0	(30)
04/2026	1,029	GBP	771	0	(9)
04/2026	6,374	JPY	1,018,126	41	0
04/2026	494	MXN	9,113	14	0
04/2026	508	NOK	4,974	5	0
05/2026	JPY	833,799	$5,230	0	(39)
05/2026	NOK	4,975	508	0	(5)
06/2026	MXN	2,120	117	0	0
MYI	04/2026	PLN	531	150	7	0
NGF	04/2026	NOK	288	30	0	0
SCX	04/2026	JPY	559,597	3,587	61	0
04/2026	NZD	13,354	7,984	310	0
04/2026	THB	3,200	100	3	0
04/2026	$16,822	CAD	23,289	0	(79)
04/2026	2,456	INR	223,635	0	(94)
04/2026	588	PLN	2,128	0	(15)
04/2026	348	TWD	11,094	0	(1)
05/2026	CAD	23,257	$16,822	79	0
06/2026	$1,432	IDR	24,137,348	0	(12)
SOG	04/2026	EUR	2,642	$3,126	72	0
04/2026	JPY	3,086,529	19,837	389	0
04/2026	SEK	1,686	176	0	(2)
04/2026	$48,994	EUR	42,456	79	0
05/2026	EUR	42,456	$49,071	0	(77)
05/2026	$176	SEK	1,684	2	0
06/2026	ILS	2,254	$731	12	0
SSB	04/2026	AUD	9,228	6,567	200	0
04/2026	JPY	3,618	23	0	0
08/2026	$1,422	COP	5,424,528	10	0
UAG	04/2026	PLN	2,503	$680	6	0
04/2026	$3,013	PLN	10,900	0	(77)
06/2026	COP	5,775,831	$1,489	0	(58)
06/2026	ILS	3,642	1,178	18	0
06/2026	MXN	2,704	151	1	0
06/2026	$2,136	MXN	37,275	0	(69)

Total Forward Foreign Currency Contracts	$6,498	$(3,510)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-45 5-Year Index	Sell	0.850%	05/20/2026	4,700	$(6)	$(4)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	8,600	$(391)	$(207)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	4,900	$(43)	$(15)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	4,900	(43)	(66)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	19,600	(178)	(51)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	19,600	(178)	(294)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	30,500	(280)	(110)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	30,500	(280)	(387)

$(1,002)	$(923)

Total Written Options	$(1,399)	$(1,134)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	3.780% (SOFR plus a specified spread)	Maturity	04/20/2026	$165,000	$0	$(1,248)	$118	$(1,366)

Total Swap Agreements	$0	$(1,248)	$118	$(1,366)

(j)

Securities with an aggregate market value of $2,780 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,244	$0	$1,244
Industrials	0	9,486	0	9,486
U.S. Government Agencies	0	275,283	0	275,283
U.S. Treasury Obligations	0	1,352,464	0	1,352,464
Non-Agency Mortgage-Backed Securities	0	11,670	14,834	26,504
Asset-Backed Securities
CMBS Other	0	3,560	0	3,560
Home Equity Other	0	13,923	0	13,923
Manufacturing House ABS Other	0	751	0	751
Whole Loan Collateral	0	3,446	0	3,446
Other ABS	0	58,513	0	58,513
Sovereign Issues	0	80,518	0	80,518
Preferred Securities
Banking & Finance	0	1,224	0	1,224
Short-Term Instruments
Repurchase Agreements	0	581,700	0	581,700

$0	$2,393,782	$14,834	$2,408,616
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,509	$0	$0	$5,509

Total Investments	$5,509	$2,393,782	$14,834	$2,414,125

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,202	1,864	0	3,066
Over the counter	0	6,616	0	6,616

$1,202	$8,480	$0	$9,682
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(858)	(1,377)	0	(2,235)
Over the counter	0	(6,010)	0	(6,010)

$(858)	$(7,387)	$0	$(8,245)

Total Financial Derivative Instruments	$344	$1,093	$0	$1,437

Totals	$5,853	$2,394,875	$14,834	$2,415,562

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2026:
Category and Subcategory	Beginning Balance at 12/31/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (1)

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$14,348	$0	$0	$0	$0	$486	$0	$0	$14,834	$486

Totals	$14,348	$0	$0	$0	$0	$486	$0	$0	$14,834	$486

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2026	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities		$14,834	Recent Transaction			Purchase Price			100.000	—

Total		$14,834

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$345	$214,653	$(209,500)	$10	$1	$5,509	$52	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYC	Morgan Stanley Bank, N.A.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.

BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co. LLC.

Currency Abbreviations:
AUD	Australian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty
BRL	Brazilian Real	INR	Indian Rupee	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CHF	Swiss Franc	KRW	South Korean Won	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	TRY	Turkish New Lira
COP	Colombian Peso	NOK	Norwegian Krone	TWD	Taiwanese Dollar
EUR	Euro	NZD	New Zealand Dollar	USD (or $)	United States Dollar
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
IDR	Indonesian Rupiah

Exchange Abbreviations:
LME	London Metal Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
Bobl	Bundesobligation, the German word for federal government bond	CPI	Consumer Price Index	SOFR	Secured Overnight Financing Rate
Brent	Brent Crude	CPTFEMU	Eurozone HICP ex-Tobacco Index	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	UKRPI	United Kingdom Retail Prices Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	RBOB	Reformulated Blendstock for Oxygenate Blending
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	OAT	Obligations Assimilables du Trésor	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	WTI	West Texas Intermediate
CMBS	Collateralized Mortgage-Backed Security

Schedule of Investments PIMCO Short-Term Portfolio	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 127.0% ¤
CORPORATE BONDS & NOTES 53.1%
BANKING & FINANCE 33.0%
ABN AMRO Bank NV
4.653% (SOFRINDX + 1.000%) due 12/03/2028 ~		$5,600	$5,623
5.427% due 09/18/2027 •		700	704
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		4,300	4,253
6.100% due 01/15/2027		1,300	1,314
Air Lease Corp.
1.875% due 08/15/2026		800	792
2.200% due 01/15/2027		1,800	1,767
3.625% due 04/01/2027		900	887
5.300% due 06/25/2026		1,600	1,603
Aircastle Ltd. 4.250% due 06/15/2026		200	200
American Express Co. 4.251% (SOFRRATE + 0.590%) due 02/09/2029 ~		2,000	1,995
American Honda Finance Corp.
4.308% due 11/19/2027 •		800	797
4.379% due 03/08/2027 •		1,600	1,600
4.390% due 08/13/2027 •		1,900	1,899
4.538% (SOFRRATE + 0.870%) due 07/09/2027 ~		2,400	2,402
American Tower Corp. 3.650% due 03/15/2027		1,900	1,887
Athene Global Funding
4.417% due 07/16/2026 •		1,300	1,301
4.684% (SOFRINDX + 1.030%) due 08/27/2026 ~		1,200	1,202
4.857% (SOFRINDX + 1.210%) due 03/25/2027 ~		5,300	5,307
4.950% due 01/07/2027		600	602
Aviation Capital Group LLC 1.950% due 09/20/2026		2,500	2,471
Avolon Holdings Funding Ltd.
3.250% due 02/15/2027		600	593
4.200% due 04/15/2029		600	589
4.250% due 04/15/2026		200	200
4.375% due 05/01/2026		300	300
6.375% due 05/04/2028		1,100	1,133
Banco Santander SA
4.788% (SOFRRATE + 1.120%) due 07/15/2028 ~		2,000	2,009
5.028% (SOFRRATE + 1.380%) due 03/14/2028 ~		525	528
Bank Hapoalim BM 4.722% due 07/14/2029		1,900	1,878
Bank Leumi Le-Israel BM 5.125% due 07/27/2027		700	700
Bank of America Corp.
1.734% due 07/22/2027 •		2,617	2,595
3.559% due 04/23/2027 •		1,600	1,599
3.824% due 01/20/2028 •		600	597
4.636% (SOFRRATE + 0.970%) due 07/22/2027 ~		300	300
Bank of America NA 4.886% (BBSW3M + 1.050%) due 10/30/2026 ~	AUD	1,000	692
Bank of Montreal
4.396% (SOFRINDX + 0.750%) due 09/22/2028 ~		$400	400
4.529% (SOFRINDX + 0.880%) due 09/10/2027 ~		1,200	1,201
Bank of Nova Scotia 4.649% (SOFRRATE + 1.000%) due 09/08/2028 ~		400	402
Banque Federative du Credit Mutuel SA
4.730% (SOFRINDX + 1.070%) due 02/16/2028 ~		1,800	1,807
4.796% (SOFRRATE + 1.130%) due 01/23/2027 ~		1,200	1,206
5.058% (BBSW3M + 1.070%) due 05/24/2027 ~	AUD	500	346
5.790% due 07/13/2028		$1,000	1,026
Barclays Bank PLC 4.531% due 11/26/2027 •		500	501
Barclays PLC
2.279% due 11/24/2027 •		900	887
4.586% (SOFRRATE + 0.930%) due 05/24/2030 ~		1,800	1,796
5.138% (SOFRRATE + 1.490%) due 03/12/2028 ~		1,000	1,007
5.528% (SOFRRATE + 1.880%) due 09/13/2027 ~		200	201
5.829% due 05/09/2027 •		1,700	1,702
BNP Paribas SA
1.675% due 06/30/2027 •		800	794
2.591% due 01/20/2028 •		300	295
3.500% due 11/16/2027		600	591

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2026 (Unaudited)

BPCE SA 5.647% (SOFRINDX + 1.980%) due 10/19/2027 ~		550	554
Brighthouse Financial Global Funding
1.550% due 05/24/2026		1,300	1,294
5.550% due 04/09/2027		500	503
Canadian Imperial Bank of Commerce
4.388% (SOFRRATE + 0.720%) due 01/13/2028 ~		1,300	1,301
4.449% (SOFRRATE + 0.800%) due 09/08/2028 ~		3,200	3,201
4.579% (SOFRINDX + 0.930%) due 09/11/2027 ~		200	200
4.587% (SOFRRATE + 0.940%) due 06/28/2027 ~		300	302
4.899% (SOFRRATE + 1.220%) due 10/02/2026 ~		1,400	1,404
Cantor Fitzgerald LP 4.500% due 04/14/2027		300	299
Citibank NA
4.368% (SOFRRATE + 0.708%) due 08/06/2026 ~		2,100	2,102
4.712% (SOFRINDX + 1.060%) due 12/04/2026 ~		1,000	1,005
Cooperatieve Rabobank UA
1.980% due 12/15/2027 •		1,000	984
4.361% (SOFRINDX + 0.710%) due 03/05/2027 ~		1,400	1,404
Corebridge Global Funding
4.420% (SOFRRATE + 0.750%) due 01/07/2028 ~		1,800	1,799
4.508% (SOFRRATE + 0.860%) due 12/15/2028 ~		800	799
Credit Agricole SA
4.125% due 01/10/2027		500	499
4.400% due 07/06/2027	AUD	200	136
4.519% (SOFRRATE + 0.870%) due 03/11/2027 ~		$850	852
4.859% (SOFRRATE + 1.210%) due 09/11/2028 ~		1,100	1,105
4.968% (SOFRRATE + 1.290%) due 07/05/2026 ~		1,200	1,203
Crown Castle, Inc. 1.050% due 07/15/2026		4,800	4,754
CubeSmart LP 3.125% due 09/01/2026		800	796
Deutsche Bank AG
2.311% due 11/16/2027 •		3,800	3,749
2.552% due 01/07/2028 •		1,500	1,477
4.879% (SOFRRATE + 1.219%) due 11/16/2027 ~		600	602
5.706% due 02/08/2028 •		1,200	1,210
7.146% due 07/13/2027 •		700	705
EPR Properties 4.750% due 12/15/2026		600	600
Equitable America Global Funding 4.358% (SOFRRATE + 0.710%) due 09/15/2027 ~		200	200
F&G Global Funding
1.750% due 06/30/2026		2,500	2,482
5.875% due 06/10/2027		700	708
Federation des Caisses Desjardins du Quebec 4.296% (SOFRRATE + 0.630%) due 01/27/2027 ~		2,200	2,203
Fifth Third Bank NA 4.475% (SOFRRATE + 0.810%) due 01/28/2028 ~		300	300
Ford Motor Credit Co. LLC
4.271% due 01/09/2027		2,200	2,190
4.542% due 08/01/2026		700	699
4.950% due 05/28/2027		400	400
5.125% due 11/05/2026		800	802
5.800% due 03/05/2027		2,300	2,313
5.850% due 05/17/2027		300	302
6.950% due 06/10/2026		800	802
GA Global Funding Trust
2.250% due 01/06/2027		700	688
4.400% due 09/23/2027		2,800	2,783
GATX Corp. 5.400% due 03/15/2027		600	605
General Motors Financial Co., Inc.
4.717% (SOFRINDX + 1.050%) due 07/15/2027 ~		4,700	4,706
5.011% (SOFRINDX + 1.350%) due 05/08/2027 ~		1,000	1,006
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.750% due 12/15/2027		600	582
Goldman Sachs Bank USA 4.406% (SOFRRATE + 0.750%) due 05/21/2027 ~		1,400	1,400
Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •		200	197
4.377% (SOFRRATE + 0.710%) due 01/21/2029 ~		1,300	1,299
4.469% (SOFRRATE + 0.820%) due 09/10/2027 ~		400	400
4.776% (SOFRRATE + 1.120%) due 02/24/2028 ~		2,400	2,410
5.498% (SOFRRATE + 1.850%) due 03/15/2028 ~		200	202
HAT Holdings I LLC/HAT Holdings II LLC 3.375% due 06/15/2026		1,200	1,196
HSBC Holdings PLC
2.013% due 09/22/2028 •		1,800	1,736
5.230% (SOFRRATE + 1.570%) due 08/14/2027 ~		200	201
5.887% due 08/14/2027 •		400	402
ING Groep NV
3.950% due 03/29/2027		400	399
4.017% due 03/28/2028 •		1,100	1,095
4.696% due 04/01/2027 •		1,600	1,600

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2026 (Unaudited)

Intesa Sanpaolo SpA 3.875% due 07/14/2027		300	298
Jackson National Life Global Funding
4.539% due 06/09/2027 •		200	200
4.598% (SOFRRATE + 0.950%) due 09/12/2028 ~		1,200	1,200
4.638% (SOFRRATE + 0.970%) due 01/14/2028 ~		800	799
JPMorgan Chase & Co.
4.411% (SOFRRATE + 0.765%) due 09/22/2027 ~		500	500
4.586% (SOFRRATE + 0.920%) due 04/22/2028 ~		1,400	1,405
4.836% (SOFRRATE + 1.180%) due 02/24/2028 ~		3,300	3,318
4.866% (SOFRRATE + 1.200%) due 01/23/2028 ~		700	703
Lloyds Banking Group PLC
4.431% (SOFRINDX + 0.770%) due 02/10/2030 ~		1,200	1,194
4.716% (SOFRINDX + 1.060%) due 11/26/2028 ~		2,167	2,177
5.222% (SOFRINDX + 1.560%) due 08/07/2027 ~		600	602
5.265% (SOFRINDX + 1.580%) due 01/05/2028 ~		1,400	1,411
5.462% due 01/05/2028 •		400	403
5.985% due 08/07/2027 •		300	301
Mizuho Bank Ltd. 5.024% (BBSW3M + 0.850%) due 09/14/2026 ~	AUD	600	415
Mizuho Financial Group, Inc. 4.740% (SOFRRATE + 1.080%) due 05/13/2031 ~		$1,300	1,305
Morgan Stanley Bank NA
4.352% (SOFRRATE + 0.685%) due 10/15/2027 ~		4,000	3,997
4.518% (SOFRRATE + 0.865%) due 05/26/2028 ~		1,100	1,101
4.747% (SOFRRATE + 1.080%) due 01/14/2028 ~		1,900	1,909
National Bank of Canada 4.709% (SOFRINDX + 1.030%) due 07/02/2027 ~		4,600	4,606
Nationwide Building Society 4.950% (SOFRRATE + 1.290%) due 02/16/2028 ~		500	502
NatWest Group PLC
4.800% due 04/05/2026		500	500
4.905% (SOFRRATE + 1.250%) due 03/01/2028 ~		1,100	1,105
5.583% due 03/01/2028 •		700	707
NatWest Markets PLC
4.407% (SOFRRATE + 0.760%) due 09/29/2026 ~		1,300	1,302
4.560% (SOFRRATE + 0.900%) due 05/17/2027 ~		800	803
4.596% (SOFRRATE + 0.950%) due 03/21/2028 ~		1,900	1,908
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		2,400	2,360
6.950% due 09/15/2026		200	201
Nomura Holdings, Inc.
1.653% due 07/14/2026		600	596
2.329% due 01/22/2027		700	688
4.936% (SOFRRATE + 1.250%) due 07/02/2027 ~		1,400	1,409
Oversea-Chinese Banking Corp. Ltd. 4.746% (BBSW3M + 0.780%) due 05/18/2026 ~	AUD	600	414
PNC Bank NA 4.397% (SOFRRATE + 0.730%) due 07/21/2028 ~		$2,000	2,004
Reliance Standard Life Global Funding II 2.750% due 01/21/2027		200	197
RGA Global Funding 2.000% due 11/30/2026		400	394
Royal Bank of Canada
4.387% (SOFRINDX + 0.720%) due 10/18/2027 ~		1,200	1,200
4.456% (SOFRINDX + 0.790%) due 07/23/2027 ~		300	300
4.467% (SOFRINDX + 0.820%) due 03/27/2028 ~		5,000	5,006
4.527% (SOFRINDX + 0.860%) due 10/18/2028 ~		500	500
Sammons Financial Group Global Funding 4.504% due 09/02/2027 •		2,100	2,109
Sammons Financial Group, Inc. 4.450% due 05/12/2027		100	99
Santander Holdings USA, Inc.
2.490% due 01/06/2028 •		700	688
3.244% due 10/05/2026		1,400	1,392
4.400% due 07/13/2027		300	299
Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •		200	199
2.469% due 01/11/2028 •		1,500	1,476
SMBC Aviation Capital Finance DAC 1.900% due 10/15/2026		200	197
Societe Generale SA
1.792% due 06/09/2027 •		1,400	1,392
2.797% due 01/19/2028 •		300	296
5.250% due 02/19/2027		400	403
5.327% due 01/19/2028 •		300	302
Standard Chartered PLC
4.830% (SOFRRATE + 1.170%) due 05/14/2028 ~		1,400	1,408
5.603% (SOFRRATE + 1.930%) due 07/06/2027 ~		1,300	1,305
5.688% due 05/14/2028 •		200	202
5.691% (SOFRRATE + 2.030%) due 02/08/2028 ~		900	911
Stellantis Finance U.S., Inc.
1.711% due 01/29/2027		3,000	2,927
5.350% due 03/17/2028		500	504
5.625% due 01/12/2028		400	404

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2026 (Unaudited)

Stellantis Financial Services U.S. Corp. 5.338% (SOFRRATE + 1.690%) due 09/15/2028 ~		200	200
Sumitomo Mitsui Banking Corp. 4.863% (BBSW3M + 1.050%) due 07/28/2026 ~	AUD	800	553
Svenska Handelsbanken AB 4.314% (SOFRRATE + 0.660%) due 05/28/2027 ~		$700	701
Swedbank AB 5.337% due 09/20/2027		1,800	1,826
Takeoff Merger Sub, Inc. 4.400% due 03/24/2028		2,600	2,587
VICI Properties LP/VICI Note Co., Inc.
3.750% due 02/15/2027		331	329
4.250% due 12/01/2026		3,812	3,802
4.500% due 09/01/2026		1,100	1,099
5.750% due 02/01/2027		200	201
WEA Finance LLC 2.875% due 01/15/2027		200	198
Wells Fargo & Co.
1.500% due 05/24/2027	EUR	500	568
3.526% due 03/24/2028 •		$500	496
4.446% (SOFRRATE + 0.780%) due 01/24/2028 ~		4,400	4,399
4.736% (SOFRRATE + 1.070%) due 04/22/2028 ~		200	201

			221,241

INDUSTRIALS 15.7%
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ		2,700	2,702
American Airlines Pass-Through Trust 3.700% due 04/01/2028		395	394
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500% due 04/20/2026		92	92
Bacardi Ltd. 2.750% due 07/15/2026		900	896
Baxter International, Inc. 1.915% due 02/01/2027		261	255
Bayer U.S. Finance LLC 6.125% due 11/21/2026		1,500	1,514
Berry Global, Inc.
1.650% due 01/15/2027		1,404	1,375
4.875% due 07/15/2026		1,577	1,577
BMW U.S. Capital LLC
4.426% (SOFRINDX + 0.780%) due 03/19/2027 ~		1,300	1,303
4.460% (SOFRINDX + 0.800%) due 08/13/2026 ~		2,000	2,002
4.566% (SOFRINDX + 0.920%) due 03/21/2028 ~		3,300	3,311
Campbell's Co. 5.200% due 03/19/2027		600	603
CDW LLC/CDW Finance Corp. 2.670% due 12/01/2026		900	890
Cox Communications, Inc. 3.350% due 09/15/2026		2,000	1,991
Daimler Truck Finance North America LLC 4.508% (SOFRRATE + 0.840%) due 01/13/2028 ~		400	400
Diamondback Energy, Inc.
3.250% due 12/01/2026		2,400	2,385
5.200% due 04/18/2027		1,000	1,008
Energy Transfer LP
5.500% due 06/01/2027		200	202
6.050% due 12/01/2026		3,500	3,533
Expand Energy Corp. 6.750% due 04/15/2029		200	200
Fidelity National Information Services, Inc. 4.450% due 03/10/2028		700	698
Fiserv, Inc. 5.150% due 03/15/2027		500	503
Ford Motor Co. 7.500% due 08/01/2026		300	303
Fresenius Medical Care U.S. Finance III, Inc. 1.875% due 12/01/2026		800	785
Glencore Funding LLC 4.396% (SOFRINDX + 0.750%) due 10/01/2026 ~		1,800	1,803
Global Payments, Inc.
2.150% due 01/15/2027		1,100	1,080
4.550% due 03/15/2028		1,200	1,195
Hanwha Solutions Corp. 4.768% (SOFRRATE + 1.100%) due 10/13/2028 ~		1,000	1,010
Harbour Energy PLC 5.500% due 10/15/2026		500	498
HCA, Inc.
4.500% due 02/15/2027		7,500	7,501
4.524% (SOFRRATE + 0.870%) due 03/01/2028 ~		1,000	1,001
5.250% due 06/15/2026		1,400	1,401
Hewlett Packard Enterprise Co. 4.626% (SOFRINDX + 0.980%) due 03/23/2028 ~		2,200	2,199
Hyatt Hotels Corp. 5.750% due 01/30/2027		600	605

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2026 (Unaudited)

Hyundai Capital America
4.300% due 09/24/2027	300	299
4.590% (SOFRRATE + 0.920%) due 01/07/2028 ~	400	398
4.637% (SOFRRATE + 0.990%) due 03/25/2027 ~	2,200	2,205
4.677% (SOFRRATE + 1.030%) due 09/24/2027 ~	1,200	1,203
4.687% (SOFRRATE + 1.040%) due 06/24/2027 ~	1,400	1,404
4.766% (SOFRRATE + 1.120%) due 06/23/2027 ~	300	301
5.169% (SOFRRATE + 1.500%) due 01/08/2027 ~	1,300	1,309
Illumina, Inc. 4.650% due 09/09/2026	900	900
Imperial Brands Finance PLC 3.500% due 07/26/2026	700	698
JDE Peet's NV 1.375% due 01/15/2027	1,100	1,073
Keurig Dr. Pepper, Inc.
2.550% due 09/15/2026	200	198
4.240% (SOFRRATE + 0.580%) due 11/15/2026 ~	800	799
4.528% (SOFRINDX + 0.880%) due 03/15/2027 ~	2,390	2,393
Kyndryl Holdings, Inc. 2.050% due 10/15/2026	4,800	4,723
Las Vegas Sands Corp.
3.500% due 08/18/2026	700	698
5.900% due 06/01/2027	600	608
Marathon Petroleum Corp. 5.125% due 12/15/2026	2,300	2,308
Mercedes-Benz Finance North America LLC
4.296% (SOFRRATE + 0.630%) due 07/31/2026 ~	1,900	1,902
4.426% (SOFRRATE + 0.780%) due 04/01/2027 ~	1,400	1,402
4.510% (SOFRRATE + 0.850%) due 11/15/2027 ~	300	301
4.576% (SOFRRATE + 0.930%) due 03/31/2028 ~	2,100	2,108
Mitsubishi Corp. 4.355% (SOFRRATE + 0.700%) due 09/09/2028 ~	700	700
MPLX LP 4.125% due 03/01/2027	1,660	1,656
National Fuel Gas Co. 5.500% due 10/01/2026	1,300	1,306
NTT Finance Corp. 1.162% due 04/03/2026	1,600	1,600
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.400% due 06/01/2027	934	934
Oracle Corp. 2.650% due 07/15/2026	800	796
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.700% due 06/15/2026	300	298
5.350% due 01/12/2027	1,100	1,106
Qatarenergy LNG S3 6.332% due 09/30/2027	448	447
Rogers Communications, Inc. 3.200% due 03/15/2027	2,000	1,976
Rolls-Royce PLC 5.750% due 10/15/2027	200	203
Royal Caribbean Cruises Ltd.
5.375% due 07/15/2027	2,300	2,309
5.500% due 04/01/2028	1,100	1,113
7.500% due 10/15/2027	200	209
Sabine Pass Liquefaction LLC 5.000% due 03/15/2027	200	200
SK Hynix, Inc. 5.500% due 01/16/2027	400	404
Skyworks Solutions, Inc. 1.800% due 06/01/2026	300	299
Smith & Nephew PLC 5.150% due 03/20/2027	300	302
Southwest Airlines Co. 3.000% due 11/15/2026	500	496
Spectra Energy Partners LP 3.375% due 10/15/2026	600	597
Spirit AeroSystems, Inc. 4.600% due 06/15/2028	700	701
Telefonica Emisiones SA 4.103% due 03/08/2027	2,800	2,789
Tengizchevroil Finance Co. International Ltd. 4.000% due 08/15/2026	300	299
Textron, Inc. 3.650% due 03/15/2027	500	497
Uber Technologies, Inc. 4.500% due 08/15/2029	1,800	1,786
Universal Health Services, Inc. 1.650% due 09/01/2026	1,300	1,285
Var Energi ASA 5.000% due 05/18/2027	700	703
Volkswagen Group of America Finance LLC
4.707% (SOFRRATE + 1.060%) due 03/25/2027 ~	1,600	1,603
4.720% (SOFRRATE + 1.060%) due 08/14/2026 ~	2,800	2,807
Vontier Corp. 1.800% due 04/01/2026	1,300	1,300

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2026 (Unaudited)

Western Midstream Operating LP 4.650% due 07/01/2026		500	500

			105,666

UTILITIES 4.4%
DTE Energy Co. 2.850% due 10/01/2026		300	298
Duke Energy Corp. 4.850% due 01/05/2027		1,400	1,407
Emera U.S. Finance LP 3.550% due 06/15/2026		2,500	2,494
ENEL Finance International NV
3.500% due 04/06/2028		200	196
3.625% due 05/25/2027		500	496
4.625% due 06/15/2027		800	802
Eversource Energy 2.900% due 03/01/2027		800	790
Fells Point Funding Trust 3.046% due 01/31/2027		900	890
FirstEnergy Corp. 3.900% due 07/15/2027		1,100	1,091
Fortis, Inc. 3.055% due 10/04/2026		2,000	1,986
Israel Electric Corp. Ltd.
4.250% due 08/14/2028		3,300	3,239
7.875% due 12/15/2026		250	256
New York State Electric & Gas Corp. 3.250% due 12/01/2026		500	496
NextEra Energy Capital Holdings, Inc. 4.462% (SOFRINDX + 0.800%) due 02/04/2028 ~		1,500	1,502
ONEOK, Inc.
4.250% due 09/24/2027		900	898
5.550% due 11/01/2026		700	704
Pacific Gas & Electric Co.
3.300% due 03/15/2027		800	791
5.000% due 06/04/2028		1,400	1,412
Pinnacle West Capital Corp. 4.469% (SOFRRATE + 0.820%) due 06/10/2026 ~		800	801
Plains All American Pipeline LP/PAA Finance Corp. 4.500% due 12/15/2026		2,000	2,001
SGSP Australia Assets Pty. Ltd. 3.500% due 07/07/2027		500	494
Southern California Edison Co.
3.650% due 03/01/2028		300	295
4.400% due 09/06/2026		900	900
4.700% due 06/01/2027		200	200
4.875% due 02/01/2027		200	201
4.900% due 06/01/2026		200	200
5.300% due 03/01/2028		1,100	1,116
Southwestern Electric Power Co. 2.750% due 10/01/2026		600	595
Victoria Power Networks Finance Pty. Ltd. 4.529% (BBSW3M + 0.800%) due 04/21/2026 ~	AUD	400	276
Vistra Operations Co. LLC
3.700% due 01/30/2027		$400	397
5.050% due 12/30/2026		2,500	2,509

			29,733

Total Corporate Bonds & Notes (Cost $356,449)			356,640

MUNICIPAL BONDS & NOTES 0.3%
LOUISIANA 0.3%
Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007 4.214% (US0003M + 0.300%) due 02/15/2036 ~		1,855	1,788

Total Municipal Bonds & Notes (Cost $1,725)			1,788

U.S. GOVERNMENT AGENCIES 18.4%
Federal Home Loan Mortgage Corp. 4.000% due 08/01/2049		13	12
Federal Home Loan Mortgage Corp. REMICS
2.500% due 10/25/2048		126	115
4.237% due 09/15/2041 •		6	6
4.487% due 02/15/2038 •		6	6
4.562% due 09/25/2054 •(f)		3,221	3,237
4.562% due 11/25/2055 •		481	483
4.592% due 05/25/2055 •(f)		3,124	3,144
4.602% due 11/25/2054 •(f)		6,138	6,178
4.612% due 10/25/2054 - 08/25/2055 •		5,300	5,343
4.612% due 04/25/2055 •(f)		3,178	3,199
4.662% due 10/25/2052 - 06/25/2055 •(f)		6,163	6,236
4.662% due 02/25/2055 - 06/25/2055 •		2,910	2,931
4.762% due 11/25/2054 •(f)		3,415	3,427

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2026 (Unaudited)

4.762% due 01/25/2055 - 07/25/2055 •		2,111	2,124
4.812% due 12/25/2054 - 08/25/2055 •		6,189	6,237
4.862% due 12/25/2054 - 08/25/2055 •		2,016	2,036
4.912% due 06/25/2055 •		3,696	3,735
5.112% due 06/25/2055 •		1,803	1,822
Federal Home Loan Mortgage Corp. STRIPS 4.812% due 05/25/2054 •		2,071	2,086
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.059% due 10/25/2044 - 02/25/2045 •		33	32
5.259% due 07/25/2044 •		6	6
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust 3.000% due 09/25/2045		196	172
Federal National Mortgage Association 5.114% due 03/01/2044 - 07/01/2044 •		3	3
Federal National Mortgage Association REMICS
3.842% due 12/25/2036 •		1	1
3.976% due 02/25/2037 •		12	12
4.456% due 12/25/2037 •		10	10
4.461% due 12/25/2047 •		386	386
4.562% due 12/25/2053 •		922	925
4.562% due 09/25/2054 •(f)		4,281	4,299
4.612% due 03/25/2055 •		207	208
4.662% due 05/25/2055 - 11/25/2055 •		1,331	1,338
4.712% due 01/25/2055 - 05/25/2055 •		2,871	2,889
4.762% due 12/25/2054 - 01/25/2055 •		2,875	2,894
4.812% due 01/25/2055 - 03/25/2055 •		3,485	3,512
4.822% due 03/25/2055 •		1,430	1,442
4.862% due 10/25/2053 - 11/25/2055 •		3,521	3,553
4.912% due 11/25/2053 - 10/25/2055 •		4,241	4,277
4.962% due 08/25/2054 •		1,181	1,189
Federal National Mortgage Association Trust 4.126% due 05/25/2042 •		1	1
Government National Mortgage Association
5.625% due 02/20/2032 •		1	1
5.983% due 05/20/2071 •		107	110
Government National Mortgage Association REMICS
2.500% due 01/20/2049 - 10/20/2049		90	80
4.283% due 11/20/2069 •		36	36
4.463% due 04/20/2074 •		279	281
4.573% due 06/20/2055 - 07/20/2074 •		2,329	2,360
4.583% due 01/20/2066 •		51	51
4.623% due 05/20/2055 - 10/20/2073 •		599	607
4.623% due 09/20/2073 •(f)		3,774	3,838
4.633% due 11/20/2066 •		93	93
4.653% due 09/20/2073 •		451	458
4.673% due 05/20/2073 •		992	1,010
4.773% due 05/20/2073 - 11/20/2073 •		360	369
4.783% due 01/20/2066 •		116	117
4.873% due 08/20/2055 •		974	980
Uniform Mortgage-Backed Security, TBA 5.500% due 05/01/2056 - 06/01/2056		33,900	33,998

Total U.S. Government Agencies (Cost $123,340)			123,895

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Inflation Protected Securities (d)
2.125% due 04/15/2029 (f)(h)		1,956	2,008

Total U.S. Treasury Obligations (Cost $1,957)			2,008

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.3%
Angel Oak Mortgage Trust
5.637% due 02/25/2070 þ		256	258
5.855% due 04/25/2070 þ		963	971
Avon Finance 4.645% due 12/28/2049 •	GBP	1,666	2,208
Barclays Mortgage Loan Trust 5.903% due 01/25/2064 þ		$507	509
Bear Stearns ALT-A Trust 4.718% due 09/25/2035 ~		5	3
Bear Stearns ARM Trust 6.185% due 01/25/2034 ~		1	1
Benchmark Mortgage Trust 3.042% due 08/15/2052		688	675
BSREP Commercial Mortgage Trust 4.737% due 08/15/2038 •		2,130	2,027
BSST Mortgage Trust 4.973% due 02/15/2037 •		2,600	2,300
Chase Home Lending Mortgage Trust 4.912% due 09/25/2055 •		466	467
CHL Reperforming Loan REMICS Trust 4.133% due 06/25/2035 •		1	1
Citigroup Mortgage Loan Trust, Inc.
5.162% due 06/25/2055 •		409	411
5.750% due 09/25/2035 •		1	1

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2026 (Unaudited)

CLNY Trust 5.163% due 11/15/2038 •		155	154
COLT Mortgage Loan Trust 5.835% due 02/25/2069 þ		822	824
Credit Suisse First Boston Mortgage Securities Corp.
4.459% due 03/25/2032 ~		1	1
5.523% due 06/25/2033 ~		1	1
CSMC Trust
3.904% due 04/25/2062 ~		138	132
4.151% due 12/27/2060 ~		553	551
4.462% due 07/25/2056 •		263	247
Ellington Financial Mortgage Trust 5.655% due 02/25/2060 þ		413	416
Eurohome U.K. Mortgages PLC 4.015% due 06/15/2044 •	GBP	4	5
Finsbury Square Green PLC 4.395% due 12/16/2067 •		11	14
FirstMac Mortgage Funding Trust No. 4 4.780% due 09/24/2052 •	AUD	625	429
GCAT Trust
1.091% due 05/25/2066 ~		$557	491
2.885% due 12/27/2066 ~		626	580
GreenPoint MTA Trust 4.233% due 06/25/2045 •		4	4
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~		985	926
GS Mortgage-Backed Securities Trust
4.517% due 12/25/2051 •		216	202
4.517% due 02/25/2052 •		629	588
5.011% due 11/25/2054 •		846	848
GSR Mortgage Loan Trust 4.860% due 09/25/2035 ~		1	1
HarborView Mortgage Loan Trust 4.231% due 05/19/2035 •		8	8
Impac CMB Trust 4.433% due 03/25/2035 •		44	43
JP Morgan Chase Commercial Mortgage Securities Trust
4.930% due 06/15/2035 •		291	193
5.170% due 12/15/2031 •		138	138
JP Morgan Mortgage Trust
3.500% due 05/25/2050 ~		64	58
4.517% due 02/25/2052 •		203	190
5.591% due 06/25/2065 þ		379	381
Lanebrook Mortgage Transaction PLC 4.545% due 03/15/2061 •	GBP	455	602
Legacy Mortgage Asset Trust
5.750% due 07/25/2061 þ		$291	291
6.250% due 07/25/2067 þ		222	222
MFA Trust 1.381% due 04/25/2065 ~		90	88
Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~		266	258
2.750% due 08/25/2059 ~		172	168
Morgan Stanley Capital I Trust 4.787% due 05/15/2036 •		800	114
Morgan Stanley Residential Mortgage Loan Trust
4.517% due 09/25/2051 •		281	263
4.963% due 09/25/2070 ~		448	448
5.530% due 05/25/2070 ~		973	976
MortgageIT Trust 4.433% due 02/25/2035 •		19	19
New Orleans Hotel Trust 4.709% due 04/15/2032 •		1,000	990
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		132	127
2.464% due 01/26/2060 ~		545	514
3.500% due 12/25/2057 ~		34	33
4.500% due 05/25/2058 ~		93	91
NYO Commercial Mortgage Trust 4.882% due 11/15/2038 •		1,600	1,598
OBX Trust
5.988% due 01/25/2064 þ		350	352
6.067% due 01/25/2064 þ		524	528
6.129% due 12/25/2063 þ		797	801
6.447% due 02/25/2064 þ		537	543
Oceanview Mortgage Trust 4.611% due 05/25/2055 •		572	573
PRKCM Trust 6.333% due 03/25/2059 þ		90	90
PRPM LLC 4.942% due 12/25/2055 þ		185	184
PRPM Trust
5.674% due 12/26/2069 þ		147	148
6.327% due 06/25/2069 þ		332	335
Sequoia Mortgage Trust
4.435% due 11/25/2063 ~		620	620

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2026 (Unaudited)

4.649% due 02/20/2034 •		33	30
Structured Asset Mortgage Investments II Trust
4.253% due 05/25/2045 •		8	8
4.291% due 07/19/2035 •		1	1
Towd Point Mortgage Funding - Granite 6 PLC 4.669% due 07/20/2053 •	GBP	562	744
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$391	382
2.710% due 01/25/2060 ~		701	677
3.750% due 05/25/2058 ~		199	195
4.103% due 01/25/2066 ~		685	676
4.793% due 05/25/2058 •		146	149
4.793% due 10/25/2059 •		94	94
Triton Bond Trust 4.555% due 02/09/2053 •	AUD	385	265
Verus Securitization Trust
5.086% due 07/25/2067 ~		$964	961
5.402% due 05/25/2065 þ		1,323	1,327
5.712% due 01/25/2069 þ		554	556
5.811% due 05/25/2068 þ		122	122
6.443% due 08/25/2068 þ		107	107
6.476% due 06/25/2068 þ		203	203
WaMu Mortgage Pass-Through Certificates Trust
4.859% due 02/25/2046 •		5	5
4.859% due 08/25/2046 •		5	4
5.059% due 11/25/2042 •		1	1
Wells Fargo Commercial Mortgage Trust 5.315% due 07/15/2037 •		1,000	999

Total Non-Agency Mortgage-Backed Securities (Cost $37,023)			35,739

ASSET-BACKED SECURITIES 13.1%
AUTOMOBILE ABS OTHER 0.3%
Chesapeake Funding II LLC 4.922% due 05/15/2035 •		547	548
Ford Credit Floorplan Master Owner Trust A 4.442% due 09/15/2029 •		1,500	1,509
GM Financial Automobile Leasing Trust 4.083% due 05/20/2027 •		350	350

			2,407

AUTOMOBILE SEQUENTIAL 1.1%
Capital One Prime Auto Receivables Trust 5.820% due 06/15/2028		440	444
CarMax Auto Owner Trust 4.590% due 07/17/2028		1,037	1,040
Chesapeake Funding II LLC 5.520% due 05/15/2036		449	454
Citizens Auto Receivables Trust 5.840% due 01/18/2028		92	92
Enterprise Fleet Financing LLC
5.740% due 12/20/2026		254	254
5.760% due 10/22/2029		45	45
6.400% due 03/20/2030		691	698
GM Financial Consumer Automobile Receivables Trust 4.880% due 08/16/2028		1,500	1,504
Hertz Vehicle Financing III LLC 5.490% due 06/25/2027		1,050	1,052
Hyundai Auto Receivables Trust 4.530% due 09/15/2027		221	221
Oscar U.S. Funding XV LLC 5.810% due 12/10/2027		293	294
SBNA Auto Lease Trust 5.560% due 11/22/2027		534	535
SFS Auto Receivables Securitization Trust 3.910% due 08/20/2029		200	200
Westlake Automobile Receivables Trust 3.840% due 01/16/2029		400	399

			7,232

CMBS OTHER 1.7%
ACRES Commercial Realty Issuer LLC 0.000% due 08/18/2044 •		3,300	3,298
AREIT Trust 5.920% due 06/17/2039 •		1,441	1,441
BRSP Ltd. 5.127% due 08/19/2043 •		3,300	3,294
FS Rialto Issuer LLC 0.000% due 01/19/2044 •		3,300	3,301

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2026 (Unaudited)

PFP Ltd. 5.501% due 09/17/2039 •		218	218

			11,552

CREDIT CARD BULLET 0.5%
Evergreen Credit Card Trust 4.231% due 10/15/2029 •		3,200	3,211

CREDIT CARD OTHER 0.7%
Golden Credit Card Trust 1.970% due 01/15/2029		2,000	1,966
Trillium Credit Card Trust II 4.225% due 09/26/2030 •		2,800	2,813

			4,779

HOME EQUITY OTHER 0.6%
ACE Securities Corp. Home Equity Loan Trust 4.573% due 04/25/2034 •		194	185
Credit Suisse First Boston Mortgage Securities Corp. 4.031% due 08/25/2032 •		1	1
Finance America Mortgage Loan Trust 4.618% due 08/25/2034 •		113	110
Fremont Home Loan Trust 4.528% due 01/25/2035 •		9	8
Long Beach Mortgage Loan Trust 4.768% due 04/25/2035 •		15	15
MASTR Asset-Backed Securities Trust
3.893% due 11/25/2036 •		1	0
4.493% due 09/25/2034 •		105	96
Morgan Stanley ABS Capital I, Inc. Trust 4.693% due 05/25/2034 •		208	225
RCKT Mortgage Trust
4.827% due 01/25/2056 þ		488	484
5.553% due 03/25/2055 þ		223	224
5.653% due 01/25/2045 þ		281	283
Renaissance Home Equity Loan Trust
3.723% due 08/25/2033 •		2	2
4.513% due 11/25/2034 •		3	2
Towd Point Mortgage Trust
5.278% due 08/25/2065 þ		1,310	1,310
5.348% due 07/25/2065 þ		165	165
5.848% due 01/25/2064 ~		257	258
6.290% due 05/25/2064 ~		555	560

			3,928

OTHER ABS 8.2%
Arbour CLO XIII DAC 3.154% due 08/15/2038 •	EUR	900	1,037
ARES XLIV CLO Ltd. 4.802% due 04/15/2034 •		$3,300	3,304
Atlas Senior Loan Fund XVIII Ltd. 4.778% due 01/18/2035 •		400	400
Bain Capital Euro CLO DAC 2.766% due 01/20/2032 •	EUR	78	91
BlueMountain CLO Ltd. 4.858% due 10/25/2030 •		$218	219
CarVal CLO I Ltd. 4.901% due 07/16/2031 •		985	986
CCG Receivables Trust 4.480% due 10/14/2032		716	719
CIFC Funding Ltd. 4.880% due 10/24/2030 •		32	32
Commonbond Student Loan Trust 2.550% due 05/25/2041		17	16
Dell Equipment Finance Trust 4.690% due 08/22/2030		272	272
Dryden 54 Senior Loan Fund 4.818% due 10/19/2029 •		18	18
Dryden 95 CLO Ltd. 4.696% due 08/20/2034 •		2,400	2,401
ECMC Group Student Loan Trust
4.526% due 02/27/2068 •		246	245
4.776% due 07/25/2069 •		211	211
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046		388	351
Galaxy XXII CLO Ltd. 4.683% due 04/16/2034 •		300	300
Gallatin CLO VIII Ltd. 5.024% due 07/15/2031 •		418	418
Greywolf CLO III Ltd. 4.899% due 04/22/2033 •		1,901	1,903

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2026 (Unaudited)

KKR CLO 36 Ltd. 4.822% due 10/15/2034 •		3,200	3,204
KKR CLO 42 Ltd. 4.818% due 07/20/2034 •		3,100	3,104
LCM 30 Ltd. 5.009% due 04/20/2031 •		413	413
Madison Park Funding XLVI Ltd. 4.672% due 10/15/2034 •		2,400	2,398
MMAF Equipment Finance LLC 5.200% due 09/13/2027		358	359
Navient Private Education Loan Trust 4.687% due 11/15/2068 •		148	148
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		107	101
1.310% due 01/15/2069		260	247
1.690% due 05/15/2069		870	822
4.787% due 04/15/2069 •		722	719
Navient Refinance Loan Trust 4.800% due 10/15/2055		1,331	1,325
Navient Student Loan Trust 5.372% due 03/15/2072 •		399	401
Nelnet Student Loan Trust
4.476% due 09/27/2038 •		616	615
4.480% due 04/20/2062 •		485	484
4.593% due 08/25/2067 •		323	322
4.610% due 02/21/2061		1,343	1,326
4.650% due 08/20/2054		1,312	1,297
4.676% due 06/27/2067 •		135	135
4.973% due 02/21/2061 •		480	482
5.022% due 05/17/2055 •		2,115	2,128
Pikes Peak CLO 4 4.882% due 07/15/2034 •		3,000	3,004
SLM Student Loan Trust 4.226% due 06/25/2043 •		331	324
SMB Private Education Loan Trust
0.000% due 03/15/2056 •(a)		900	894
1.340% due 03/17/2053		137	130
1.600% due 09/15/2054		162	153
4.643% due 09/15/2054 •		639	636
4.772% due 07/15/2053 •		1,564	1,564
5.122% due 04/15/2054 •		891	903
5.122% due 03/15/2056 •		223	225
5.222% due 11/15/2052 •		572	578
5.240% due 03/15/2056		519	525
5.322% due 09/15/2053 •		524	534
5.472% due 10/16/2056 •		244	249
5.522% due 05/16/2050 •		472	480
SoFi Consumer Loan Program Trust 4.820% due 06/25/2034		460	462
Sound Point CLO XXVIII Ltd. 4.948% due 01/25/2032 •		597	597
Stonepeak ABS 2.301% due 02/28/2033		82	80
Towd Point Asset Trust 4.490% due 11/20/2061 •		130	130
Tralee CLO V Ltd. 4.748% due 10/20/2034 •		2,400	2,396
Trinitas CLO VI Ltd. 4.778% due 01/25/2034 •		3,100	3,102
UPX HIL Issuer Trust 5.160% due 01/25/2047		234	233
Venture 36 CLO Ltd. 5.059% due 04/20/2032 •		838	839
Verdelite Static CLO Ltd. 4.798% due 07/20/2032 •		1,804	1,806
Volvo Financial Equipment LLC 4.560% due 05/17/2027		447	448
Wellfleet CLO Ltd. 4.848% due 04/20/2034 •		1,700	1,702

			54,947

Total Asset-Backed Securities (Cost $88,101)			88,056

SOVEREIGN ISSUES 2.3%
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	880,000	927
5.000% due 10/01/2028		170,000	183
5.800% due 10/01/2029		475,000	522
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$3,800	3,825
KSA Sukuk Ltd. 5.250% due 06/04/2027		3,900	3,932
Panama Government International Bonds
3.875% due 03/17/2028		400	394
8.875% due 09/30/2027		700	745

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2026 (Unaudited)

Republic of South Africa Government International Bonds 4.875% due 04/14/2026		2,100	2,101
Romania Government International Bonds 5.250% due 11/25/2027		200	200
Saudi Government International Bonds
0.750% due 07/09/2027	EUR	1,000	1,119
5.125% due 01/13/2028		$1,700	1,718

Total Sovereign Issues (Cost $15,830)			15,666

SHORT-TERM INSTRUMENTS 34.2%
COMMERCIAL PAPER 7.2%
Alimentation Couche-Tard, Inc. 4.100% due 04/16/2026		6,400	6,388
Constellation Energy Generation LLC 4.030% due 04/24/2026		2,200	2,194
Crown Castle, Inc.
4.180% due 04/16/2026		400	399
4.200% due 04/14/2026		600	599
4.200% due 04/16/2026		300	299
4.300% due 04/21/2026		3,300	3,292
ERAC USA Finance LLC
4.150% due 04/24/2026		2,000	1,995
4.170% due 04/20/2026		2,100	2,095
4.170% due 04/23/2026		2,100	2,094
4.180% due 04/24/2026		3,400	3,391
Glencore Funding LLC 4.130% due 04/30/2026		1,900	1,894
Keurig Dr. Pepper, Inc.
4.300% due 04/08/2026		1,800	1,798
4.300% due 04/13/2026		800	799
4.350% due 05/08/2026		3,200	3,185
Leidos, Inc. 4.180% due 04/28/2026		4,900	4,884
NextEra Energy Capital Holdings, Inc. 4.020% due 04/20/2026		5,100	5,089
Phillips 66
4.100% due 04/08/2026		5,500	5,495
4.150% due 04/20/2026		1,000	998
VW Credit, Inc. 4.220% due 05/06/2026		1,500	1,494

			48,382

REPURCHASE AGREEMENTS (e) 0.3%			2,000

U.S. TREASURY BILLS 26.7%
3.710% due 07/02/2026 - 10/01/2026 (b)(c)		181,453	179,239

Total Short-Term Instruments (Cost $229,631)			229,621

Total Investments in Securities (Cost $854,056)			853,413

		SHARES
INVESTMENTS IN AFFILIATES 9.0%
SHORT-TERM INSTRUMENTS 9.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.0%
PIMCO Short Asset Portfolio		5,606,990	55,032
PIMCO Short-Term Floating NAV Portfolio III		534,008	5,201

Total Short-Term Instruments (Cost $60,164)			60,233

Total Investments in Affiliates (Cost $60,164)			60,233

Total Investments 136.0% (Cost $914,220)			$913,646
Financial Derivative Instruments (g)(i) 0.4%(Cost or Premiums, net $1,992)			2,897
Other Assets and Liabilities, net (36.4)%			(244,727)

Net Assets 100.0%			$671,816

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	3.620%	03/31/2026	04/01/2026	$2,000	U.S. Treasury Bonds 4.625% due 11/15/2044	$(2,037)	$2,000	$2,000

Total Repurchase Agreements	$(2,037)	$2,000	$2,000

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	3.830%	03/31/2026	04/08/2026	$(14,019)	$(14,021)
BRC	3.770	03/27/2026	04/06/2026	(1,084)	(1,084)
DEU	3.790	03/27/2026	04/06/2026	(14,242)	(14,250)

Total Reverse Repurchase Agreements	$(29,355)

(f)	Securities with an aggregate market value of $30,243 have been pledged as collateral under the terms of master agreements as of March 31, 2026.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(8,388) at a weighted average interest rate of 3.766%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR December Futures	12/2026	231	$64,868	$(133)	$0	$0
3-Month SOFR Active Contract December Futures	03/2028	119	28,737	(45)	6	0
3-Month SONIA December Futures	03/2027	200	63,295	(321)	73	0
Australia Government 3-Year Bond June Futures	06/2026	488	34,900	(136)	157	0
U.S. Treasury 2-Year Note June Futures	06/2026	977	202,674	240	76	0
U.S. Treasury 5-Year Note June Futures	06/2026	37	4,003	(32)	5	0

$(427)	$317	$0

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note June Futures	06/2026	118	$(13,104)	$257	$0	$(28)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	192	(21,795)	248	0	(57)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2026 (Unaudited)

U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	76	(8,859)	247	0	(16)

$752	$0	$(101)

Total Futures Contracts	$325	$317	$(101)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	9,590	$(42)	$(367)	$(409)	$31	$0
Pay(2)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2031	5,700	(166)	(84)	(250)	17	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.650	Annual	09/11/2027	$43,000	69	(65)	4	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	23,000	(104)	(34)	(138)	0	(22)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030	40,319	130	270	400	0	(40)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030	1,400	0	13	13	0	(1)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.369	Annual	08/31/2030	1,400	0	12	12	0	(1)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.376	Annual	08/31/2030	4,000	0	32	32	0	(4)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030	400	0	3	3	0	(1)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.422	Annual	08/31/2030	600	0	4	4	0	(1)
Receive	6-Month CLP-CHILIBOR	4.490	Semi-Annual	10/01/2028	CLP	195,700	0	2	2	0	0
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029	431,500	0	6	6	0	0
Receive	6-Month CLP-CHILIBOR	4.676	Semi-Annual	09/01/2030	371,400	0	6	6	0	0
Receive	6-Month CLP-CHILIBOR	4.710	Semi-Annual	09/01/2030	434,300	0	7	7	1	0

Total Swap Agreements	$(113)	$(195)	$(308)	$49	$(83)

(h)	Securities with an aggregate market value of $909 and cash of $3,406 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)	Unsettled variation margin asset of $60 for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2026	CAD	768	$560	$8	$0
04/2026	$349	GBP	264	0	0
05/2026	GBP	264	$349	0	0
BOA	04/2026	$4,624	EUR	4,023	26	0
05/2026	EUR	4,023	$4,631	0	(26)
BPS	04/2026	AUD	369	263	8	0
04/2026	CLP	187,726	209	7	0
04/2026	GBP	195	259	1	0
BSH	04/2026	$4,622	GBP	3,472	0	(27)
05/2026	GBP	3,472	$4,622	26	0
CBK	04/2026	EUR	139	159	0	(1)
DUB	04/2026	$4,200	AUD	6,123	24	0
05/2026	AUD	6,123	$4,199	0	(24)
FAR	04/2026	2,202	1,561	41	0
04/2026	CHF	13	16	1	0
04/2026	GBP	2,780	3,757	77	0
04/2026	$16	CHF	13	0	0
05/2026	CHF	12	$16	0	0
IND	04/2026	EUR	3,779	4,462	94	0
MBC	04/2026	105	121	0	(1)
04/2026	GBP	761	1,016	9	0
SCX	04/2026	$555	CAD	769	0	(3)
05/2026	CAD	768	$555	3	0
06/2026	CLP	888,306	1,001	42	0
SSB	04/2026	AUD	3,552	2,527	77	0
UAG	06/2026	CLP	477,623	551	35	0

Total Forward Foreign Currency Contracts	$479	$(82)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2026 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250%	12/09/2026	1,200	$1	$1
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	64,300	66	175
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	43,800	39	30
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	12/09/2026	167,000	76	177
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	28,900	22	18
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	48,500	54	36
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	52,000	47	35
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	53,200	60	39
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	10,800	11	29
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	107,200	75	68
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	6,200	6	4
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	112,400	119	305

Total Purchased Options	$576	$917

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	3,900	$892	$(111)	$781	$0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	400	91	(11)	80	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	2,400	546	(66)	480	0

Total Swap Agreements	$1,529	$(188)	$1,341	$0

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$221,241	$0	$221,241
Industrials	0	105,666	0	105,666
Utilities	0	29,733	0	29,733
Municipal Bonds & Notes
Louisiana	0	1,788	0	1,788
U.S. Government Agencies	0	123,895	0	123,895
U.S. Treasury Obligations	0	2,008	0	2,008
Non-Agency Mortgage-Backed Securities	0	35,739	0	35,739
Asset-Backed Securities
Automobile ABS Other	0	2,407	0	2,407
Automobile Sequential	0	7,232	0	7,232
CMBS Other	0	11,552	0	11,552
Credit Card Bullet	0	3,211	0	3,211
Credit Card Other	0	4,779	0	4,779

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2026 (Unaudited)

Home Equity Other	0	3,928	0	3,928
Other ABS	0	54,947	0	54,947
Sovereign Issues	0	15,666	0	15,666
Short-Term Instruments
Commercial Paper	0	48,382	0	48,382
Repurchase Agreements	0	2,000	0	2,000
U.S. Treasury Bills	0	179,239	0	179,239

	$0	$853,413	$0	$853,413
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$60,233	$0	$0	$60,233

Total Investments	$60,233	$853,413	$0	$913,646

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	230	136	0	366
Over the counter	0	2,737	0	2,737

	$230	$2,873	$0	$3,103
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(184)	0	(184)
Over the counter	0	(82)	0	(82)

	$0	$(266)	$0	$(266)

Total Financial Derivative Instruments	$230	$2,607	$0	$2,837

Totals	$60,463	$856,020	$0	$916,483

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$47,502	$7,546	$0	$0	$(16)	$55,032	$552	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$0	$32,403	$(27,200)	$(2)	$0	$5,201	$3	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MYC	Morgan Stanley Bank, N.A.
BOS	BofA Securities, Inc.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SSB	State Street Bank and Trust Co.

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford
CBK	Citibank N.A.

Currency Abbreviations:
AUD	Australian Dollar	CLP	Chilean Peso	GBP	British Pound
CAD	Canadian Dollar	EUR	Euro	USD (or $)	United States Dollar
CHF	Swiss Franc

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	SOFRINDX	Secured Overnight Financing Rate Index	SONIO	Sterling Overnight Interbank Average Rate
SOFR	Secured Overnight Financing Rate	SONIA	Sterling Overnight Interbank Average Rate	US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:
NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
CHILIBOR	Chile Interbank Offered Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation

Schedule of Investments PIMCO Total Return Portfolio	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 131.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Alfa-Bank CJSC 5.860% (EUR003M + 2.100%) due 10/21/2026 «~(h)		$1,079	$1,079
Castlelake LP 2.950% due 05/12/2031 «~		6,289	5,893
Coreweave Compute Acquisition Co. IV LLC 9.669% - 9.700% (TSFR3M + 6.000%) due 05/16/2029 «~		116	120
Databricks, Inc.
TBD% due 01/05/2032 ~µ		430	427
8.171% (TSFR1M + 4.500%) due 01/05/2032 ~		1,941	1,931
Dorchester LLC 4.610% (EUR003M + 2.300%) due 01/04/2027 «~(h)	EUR	1,900	2,196
Fennovoima OYJ
TBD% 4.485% (EUR003M + 2.350%) due 07/10/2028 «~µ(h)		763	888
0.600% - 4.485% (EUR003M + 2.350%) due 07/10/2028 «~(h)		2,162	2,514
FPS Finance Co. 1 LLC 6.610% (EUR003M + 2.950%) due 05/26/2028 «~		$1,000	1,000
Project Flash
TBD% - 5.933% (TSFR3M + 2.250%) due 04/30/2030 «~µ		7,325	7,325
TBD% - 5.933% (TSFR1M + 2.250%) due 04/30/2030 «~µ		3,660	3,660
Project Hudson II 7.730% due 05/29/2026 «~		2,300	2,308
Stepstone Group Midco 2 GmbH 8.199% (TSFR6M + 4.500%) due 12/19/2031 ~		1,036	911

Total Loan Participations and Assignments (Cost $30,768)			30,252

CORPORATE BONDS & NOTES 37.1%
BANKING & FINANCE 19.3%
Abu Dhabi Developmental Holding Co. PJSC 4.375% due 10/02/2031		6,800	6,599
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		6,450	6,380
3.000% due 10/29/2028		801	771
Aircastle Ltd./Aircastle Ireland DAC 5.000% due 09/15/2030		7,200	7,186
Alexandria Real Estate Equities, Inc. 4.500% due 07/30/2029		4,500	4,480
Ally Financial, Inc.
5.548% due 07/31/2033 •		4,000	3,931
6.848% due 01/03/2030 •(j)		8,000	8,350
American Assets Trust LP 3.375% due 02/01/2031		2,800	2,525
American Express Co.
5.098% due 02/16/2028 •		2,000	2,011
5.645% due 04/23/2027 •		9,000	9,009
American Tower Corp. 2.750% due 01/15/2027		13,400	13,233
Athene Global Funding 5.033% due 07/17/2030		7,100	7,030
Aviation Capital Group LLC 5.375% due 07/15/2029		3,400	3,456
Avolon Holdings Funding Ltd. 4.200% due 04/15/2029		8,200	8,049
Banco Santander SA
5.552% due 03/14/2028 •		8,200	8,271
5.565% due 01/17/2030		1,100	1,128
6.527% due 11/07/2027 •		4,400	4,455
Bank of America Corp.
3.824% due 01/20/2028 •		9,200	9,156
4.376% due 04/27/2028 •		5,250	5,247
4.948% due 07/22/2028 •		3,849	3,875
5.162% due 01/24/2031 •		6,000	6,115
5.202% due 04/25/2029 •		1,100	1,116
5.819% due 09/15/2029 •		9,500	9,801
Bank of New York Mellon Corp. 4.975% due 03/14/2030 •		9,200	9,356
Barclays PLC
4.476% due 11/11/2029 •		5,700	5,670
5.138% (SOFRRATE + 1.490%) due 03/12/2028 ~		3,700	3,726
7.437% due 11/02/2033 •		4,500	5,034
BGC Group, Inc. 8.000% due 05/25/2028		5,000	5,273

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

Blue Owl Finance LLC 3.125% due 06/10/2031		8,100	6,992
BNP Paribas SA
2.871% due 04/19/2032 •(j)		17,000	15,421
5.497% due 05/20/2030 •		8,400	8,608
BPCE SA
5.281% due 05/30/2029		3,500	3,571
6.612% due 10/19/2027 •		8,800	8,899
CaixaBank SA 5.673% due 03/15/2030 •		7,000	7,194
Capital One Financial Corp. 4.722% due 01/30/2032 •		2,300	2,266
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		4,900	4,724
CI Financial Corp. 7.500% due 05/30/2029		4,700	4,935
Citigroup, Inc. 2.572% due 06/03/2031 •		3,905	3,581
Cooperatieve Rabobank UA 5.447% due 03/05/2030 •		9,200	9,411
Corebridge Global Funding 4.650% due 08/20/2027		1,000	1,001
CoStar Group, Inc. 2.800% due 07/15/2030		2,000	1,809
Credit Agricole SA 4.656% due 01/12/2032 •		4,700	4,637
Credit Opportunities Partners LLC 6.740% due 03/20/2030 «(h)		1,800	1,772
Credit Suisse AG AT1 Claim		12,700	4,445
Crown Castle, Inc. 2.100% due 04/01/2031		6,200	5,403
CubeSmart LP 2.250% due 12/15/2028		8,200	7,742
Danske Bank AS
4.298% due 04/01/2028 •		14,000	13,982
5.427% due 03/01/2028 •		4,500	4,543
Deutsche Bank AG 5.706% due 02/08/2028 •		600	605
DOC Dr. LLC 4.300% due 03/15/2027		1,550	1,549
EPR Properties 3.750% due 08/15/2029		4,300	4,121
Equinix Europe 2 Financing Corp. LLC 4.600% due 11/15/2030		970	961
Ford Motor Credit Co. LLC
3.815% due 11/02/2027		3,246	3,182
4.970% due 04/06/2029		10,500	10,374
5.850% due 05/17/2027		3,000	3,023
5.918% due 03/20/2028		1,300	1,317
6.798% due 11/07/2028		1,354	1,402
7.350% due 11/04/2027		600	619
GA Global Funding Trust 1.950% due 09/15/2028		15,400	14,342
General Motors Financial Co., Inc. 5.011% (SOFRINDX + 1.350%) due 05/08/2027 ~		9,200	9,255
GLP Capital LP/GLP Financing II, Inc. 5.750% due 06/01/2028		7,900	8,025
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •		5,900	5,849
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		14,000	13,779
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		11,200	11,025
GSG Bidco Ltd. 4.700% due 06/15/2031	EUR	4,000	4,586
GSPA Monetization Trust 6.422% due 10/09/2029		$3,194	3,215
HA Sustainable Infrastructure Capital, Inc. 6.150% due 01/15/2031		8,100	8,254
Highwoods Realty LP 4.125% due 03/15/2028		3,600	3,551
HSBC Holdings PLC
4.899% due 03/03/2029 •		8,000	8,046
5.546% due 03/04/2030 •		4,500	4,612
6.254% due 03/09/2034 •		4,600	4,877
7.390% due 11/03/2028 •		7,200	7,507
ING Groep NV
3.950% due 03/29/2027		1,000	997
5.066% due 03/25/2031 •		12,000	12,107
Jackson National Life Global Funding 4.550% due 09/09/2030		6,900	6,765
JPMorgan Chase & Co.
1.578% due 04/22/2027 •		17,000	16,973
2.182% due 06/01/2028 •		16,000	15,600
5.299% due 07/24/2029 •		9,200	9,373
6.070% due 10/22/2027 •		8,200	8,279

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

Kilroy Realty LP 3.050% due 02/15/2030		2,200	2,006
Kona Spc Ltd. 5.718% due 09/15/2026 «•	EUR	2,000	2,327
Lloyds Bank PLC 0.000% due 04/02/2032 þ		$14,200	10,668
Lloyds Banking Group PLC 5.985% due 08/07/2027 •		3,700	3,718
Lseg U.S. Fin Corp. 4.250% due 03/23/2029		5,000	4,965
Marsh & McLennan Cos., Inc. 4.650% due 03/15/2030		4,200	4,233
MassMutual Global Funding II
4.300% due 10/22/2027		9,500	9,506
5.050% due 12/07/2027		7,900	8,021
Mid-America Apartments LP 2.750% due 03/15/2030		3,000	2,814
Mitsubishi UFJ Financial Group, Inc. 1.640% due 10/13/2027 •		11,600	11,425
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		1,700	1,532
5.382% due 07/10/2030 •		9,300	9,515
Morgan Stanley
4.654% due 10/18/2030 •		9,200	9,198
5.123% due 02/01/2029 •		6,100	6,169
5.173% due 01/16/2030 •		4,500	4,564
5.449% due 07/20/2029 •		9,200	9,365
Morgan Stanley Bank NA
4.518% (SOFRRATE + 0.865%) due 05/26/2028 ~		5,000	5,002
4.747% (SOFRRATE + 1.080%) due 01/14/2028 ~		9,300	9,341
5.504% due 05/26/2028 •		3,600	3,642
5.882% due 10/30/2026		5,700	5,754
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		15,000	14,927
Nationwide Building Society
3.960% due 07/18/2030 •		3,700	3,618
6.557% due 10/18/2027 •		8,800	8,900
NatWest Group PLC
3.073% due 05/22/2028 •		2,600	2,559
5.778% due 03/01/2035 •		8,500	8,790
NatWest Markets PLC 5.022% due 03/21/2030		6,900	6,980
New York Life Global Funding 4.199% (SOFRRATE + 0.550%) due 06/11/2027 ~		4,900	4,907
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		17,000	16,717
Nomura Holdings, Inc.
2.172% due 07/14/2028		500	474
2.679% due 07/16/2030		9,400	8,603
4.936% (SOFRRATE + 1.250%) due 07/02/2027 ~		7,200	7,245
5.842% due 01/18/2028		4,400	4,497
Norinchukin Bank 4.683% due 03/10/2031		5,100	5,044
Omega Healthcare Investors, Inc. 3.375% due 02/01/2031		12,000	11,102
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (d)		3,700	2,897
Prologis LP 4.200% due 02/15/2033	CAD	12,800	9,173
Realty Income Corp. 3.250% due 06/15/2029		$900	866
Royal Bank of Canada 4.875% due 01/19/2027		7,200	7,239
Royal Bank of Scotland International Ltd. 4.660% due 12/16/2028 «(h)		5,000	4,936
Sanders Re III Ltd. 15.880% (BRMMUSDF + 12.320%) due 04/09/2029 ~		10,000	6,500
Santander U.K. Group Holdings PLC
4.320% due 09/22/2029 •		7,300	7,233
4.858% due 09/11/2030 •		6,375	6,391
Sumitomo Mitsui Financial Group, Inc.
1.902% due 09/17/2028		17,000	15,969
4.843% (SOFRRATE + 1.170%) due 07/09/2029 ~		6,700	6,738
Sumitomo Mitsui Trust Bank Ltd. 4.400% (SOFRRATE + 0.750%) due 09/11/2028 ~		3,500	3,507
Sun Communities Operating LP 4.200% due 04/15/2032		16,000	15,241
Takeoff Merger Sub, Inc. 4.500% due 03/24/2029		4,600	4,571
Thames Ssnm Unfunded Comm 9.750% due 10/10/2027	GBP	73	93
Toronto-Dominion Bank 2.800% due 03/10/2027		$8,000	7,898
UBS Group AG
4.125% due 04/15/2026		10,300	10,300
6.625% due 01/08/2031 •(f)(g)		3,900	3,799

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

Ventas Realty LP 3.250% due 10/15/2026		4,100	4,078
Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	5,200	5,695
4.808% due 07/25/2028 •		$7,100	7,131
6.303% due 10/23/2029 •		11,000	11,458
Wells Fargo Bank NA 4.719% (SOFRRATE + 1.070%) due 12/11/2026 ~		9,100	9,126
Welltower OP LLC 3.100% due 01/15/2030		7,000	6,662

			871,968

INDUSTRIALS 12.4%
Abu Dhabi National Energy Co. PJSC 4.375% due 10/09/2031		7,000	6,780
Adnoc Murban Rsc Ltd. 4.250% due 09/11/2029		4,200	4,139
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		8,680	8,687
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ		9,700	9,709
Amdocs Ltd. 2.538% due 06/15/2030		6,900	6,247
American Airlines Pass-Through Trust
3.000% due 04/15/2030		4,704	4,563
3.250% due 04/15/2030		2,407	2,294
3.500% due 08/15/2033		4,654	4,301
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500% due 04/20/2026		650	651
American Medical Systems Europe BV 3.375% due 03/08/2029	EUR	6,300	7,280
Amgen, Inc. 5.250% due 03/02/2030		$7,300	7,498
BAE Systems PLC 1.900% due 02/15/2031		5,300	4,673
Bayer U.S. Finance LLC
6.125% due 11/21/2026		2,600	2,624
6.250% due 01/21/2029		5,898	6,127
6.375% due 11/21/2030		4,300	4,523
6.875% due 11/21/2053		500	527
Beignet Investor LLC 6.581% due 05/30/2049		49,900	51,344
BMW U.S. Capital LLC 4.750% due 03/21/2028		9,500	9,555
Broadcom, Inc.
2.600% due 02/15/2033		16,900	14,781
3.137% due 11/15/2035		1,720	1,462
5.050% due 07/12/2027		3,510	3,547
Centene Corp.
2.450% due 07/15/2028		5,175	4,823
3.000% due 10/15/2030		6,400	5,613
4.250% due 12/15/2027		1,520	1,494
Charter Communications Operating LLC/Charter Communications Operating Capital 6.100% due 06/01/2029 (j)		7,600	7,874
Cheniere Energy Partners LP 3.250% due 01/31/2032 (j)		4,100	3,738
Cigna Group 5.000% due 05/15/2029		7,500	7,637
Conagra Brands, Inc.
5.000% due 08/01/2030		1,300	1,298
5.750% due 08/01/2035 (j)		6,900	6,920
CVS Health Corp. 5.000% due 01/30/2029		6,500	6,586
Daimler Truck Finance North America LLC 5.000% due 01/15/2027		3,700	3,719
Duke University 2.682% due 10/01/2044		18,900	13,989
Emory University 2.143% due 09/01/2030		12,700	11,555
Enbridge, Inc. 5.900% due 11/15/2026		2,900	2,925
Energy Transfer LP
6.050% due 12/01/2026		4,400	4,441
6.400% due 12/01/2030		1,000	1,069
Entergy Louisiana LLC 2.350% due 06/15/2032		15,500	13,577
EOG Resources, Inc. 4.400% due 07/15/2028		7,800	7,825
Expedia Group, Inc. 3.250% due 02/15/2030 (j)		11,700	11,059
FirstEnergy Pennsylvania Electric Co. 3.250% due 03/15/2028		1,700	1,663
Fiserv, Inc. 4.550% due 02/15/2031		3,900	3,821

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

Fox Corp. 4.709% due 01/25/2029		5,600	5,615
Gartner, Inc. 3.750% due 10/01/2030		530	482
General Electric Co. 4.305% (US0003M + 0.380%) due 05/05/2026 ~		3,771	3,771
Global Payments, Inc. 4.550% due 03/15/2028		6,900	6,872
Gray Oak Pipeline LLC 3.450% due 10/15/2027		13,300	13,055
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		2,500	2,534
6.510% due 02/23/2042		4,900	5,080
GSG Bidco Ltd. 5.375% due 06/15/2036	EUR	4,300	4,936
HCA, Inc.
3.500% due 09/01/2030		$1,850	1,757
4.125% due 06/15/2029		5,833	5,754
5.200% due 06/01/2028		1,500	1,523
5.450% due 04/01/2031		2,300	2,358
5.875% due 02/01/2029		1,686	1,735
Huntington Ingalls Industries, Inc. 2.043% due 08/16/2028		17,000	16,112
Hyundai Capital America
2.100% due 09/15/2028		14,200	13,374
5.300% due 01/08/2029		5,500	5,577
6.500% due 01/16/2029		2,400	2,506
International Flavors & Fragrances, Inc. 1.832% due 10/15/2027		1,276	1,224
Mars, Inc. 4.800% due 03/01/2030		6,400	6,469
Mercedes-Benz Finance North America LLC 4.900% due 11/15/2027		9,000	9,089
MPLX LP 4.000% due 03/15/2028		6,900	6,848
National Football League 5.480% due 10/05/2028 «(h)		2,400	2,424
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		16,600	15,088
NTT Finance Corp.
4.567% due 07/16/2027		400	401
4.620% due 07/16/2028		400	402
4.876% due 07/16/2030		600	604
4.978% (SOFRRATE + 1.310%) due 07/16/2030 ~		1,000	1,015
5.171% due 07/16/2032		1,500	1,511
5.502% due 07/16/2035		400	406
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.875% due 06/18/2026		12,100	12,085
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.667% due 10/01/2050		3,000	1,834
Oracle Corp.
4.500% due 05/06/2028		4,900	4,878
4.650% due 05/06/2030		4,900	4,791
4.800% due 08/03/2028		4,000	4,002
Paramount Global 3.700% due 06/01/2028		1,200	1,161
Pfizer Investment Enterprises Pte. Ltd. 4.750% due 05/19/2033		1,700	1,694
Quanta Services, Inc. 4.300% due 08/09/2028		9,800	9,787
RTX Corp. 5.750% due 11/08/2026		6,400	6,454
Salesforce, Inc.
4.500% due 03/15/2028		2,450	2,452
4.650% due 03/15/2029		2,450	2,456
Saudi Arabian Oil Co. 4.375% due 02/02/2031		4,600	4,475
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152% due 03/20/2028		4,280	4,302
Sutter Health 3.161% due 08/15/2040		13,100	10,128
Synopsys, Inc.
4.650% due 04/01/2028		1,300	1,305
4.850% due 04/01/2030		3,800	3,829
T-Mobile USA, Inc.
4.200% due 10/01/2029		8,000	7,952
4.850% due 01/15/2029		5,475	5,539
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	315	456
United Airlines Pass-Through Trust
3.100% due 01/07/2030		$551	538
5.800% due 07/15/2037		8,287	8,558
Venture Global LNG, Inc. 9.875% due 02/01/2032		4,500	4,835
Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030		600	617

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

6.500% due 01/15/2034		2,000	2,086
6.750% due 01/15/2036		1,600	1,696
Virgin Media Secured Finance PLC 4.500% due 08/15/2030		200	178
Vmed O2 U.K. Financing I PLC
4.750% due 07/15/2031		200	172
5.625% due 04/15/2032	EUR	2,300	2,450
6.750% due 01/15/2033		$200	179
7.750% due 04/15/2032		1,200	1,152
Volkswagen Group of America Finance LLC
3.200% due 09/26/2026		9,700	9,642
4.750% due 11/13/2028		16,100	16,097

			559,240

UTILITIES 5.4%
AES Corp. 3.950% due 07/15/2030		6,400	6,122
Alliant Energy Finance LLC 5.950% due 03/30/2029		4,400	4,565
Ameren Missouri Securitization Funding I LLC 4.850% due 10/01/2041		4,336	4,330
AT&T, Inc. 4.500% due 05/15/2035 (j)		15,550	14,747
Columbia Pipelines Operating Co. LLC 5.927% due 08/15/2030		3,100	3,246
Constellation Energy Generation LLC
3.900% due 01/08/2028		3,800	3,771
4.400% due 01/15/2031		5,800	5,727
DTE Energy Co. 5.100% due 03/01/2029		4,600	4,678
Duke Energy Corp. 3.750% due 04/01/2031	EUR	800	922
Duke Energy Progress LLC 2.000% due 08/15/2031		$12,000	10,575
Edison International
5.450% due 06/15/2029		9,400	9,491
6.250% due 03/15/2030		2,250	2,333
EDP Finance BV 1.710% due 01/24/2028		13,300	12,626
Electricite de France SA 6.000% due 04/22/2064		3,400	3,240
ENEL Finance International NV
2.500% due 07/12/2031		17,000	15,106
5.125% due 06/26/2029		8,600	8,724
Eversource Energy 5.950% due 02/01/2029		6,700	6,943
FORESEA Holding SA 7.500% due 06/15/2030		497	488
Georgia Power Co. 5.004% due 02/23/2027		4,000	4,031
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		1,100	1,060
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028		2,100	2,089
National Grid PLC
5.602% due 06/12/2028		3,300	3,380
5.809% due 06/12/2033		3,500	3,653
NextEra Energy Capital Holdings, Inc. 2.250% due 06/01/2030		19,000	17,321
Pacific Gas & Electric Co.
2.500% due 02/01/2031		2,790	2,501
3.300% due 03/15/2027		3,100	3,064
3.300% due 12/01/2027		200	196
3.300% due 08/01/2040		4,300	3,219
4.200% due 03/01/2029		11,000	10,873
4.250% due 03/15/2046		1,500	1,141
4.550% due 07/01/2030		8,700	8,585
4.650% due 08/01/2028		2,000	2,003
4.750% due 02/15/2044		1,900	1,589
5.450% due 06/15/2027		3,100	3,132
5.700% due 03/01/2035		1,900	1,927
6.400% due 06/15/2033		3,900	4,142
PacifiCorp
5.100% due 04/15/2031		2,200	2,206
5.450% due 02/15/2034		9,300	9,270
Southern California Edison Co.
4.125% due 03/01/2048		950	712
4.650% due 10/01/2043		200	168
5.150% due 06/01/2029		9,200	9,331
5.250% due 03/15/2030		4,300	4,368
Southern California Gas Co. 2.950% due 04/15/2027		11,300	11,153
Southwestern Electric Power Co. 4.100% due 09/15/2028		1,361	1,353

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

Virginia Power Fuel Securitization LLC 4.877% due 05/01/2033	9,200	9,304
WEC Energy Group, Inc. 1.375% due 10/15/2027	4,525	4,323

		243,728

Total Corporate Bonds & Notes (Cost $1,707,811)		1,674,936

MUNICIPAL BONDS & NOTES 0.6%
ILLINOIS 0.1%
Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2020
2.857% due 01/01/2031	5,000	4,671
3.007% due 01/01/2033	2,000	1,815

		6,486

LOUISIANA 0.2%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023 5.048% due 12/01/2034	6,900	7,074

TEXAS 0.2%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020 2.246% due 11/01/2031	2,500	2,233
Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023 5.102% due 04/01/2035	5,777	5,921

		8,154

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.151% due 06/01/2032	7,095	6,405

Total Municipal Bonds & Notes (Cost $29,272)		28,119

U.S. GOVERNMENT AGENCIES 42.9%
Federal Home Loan Mortgage Corp.
2.000% due 02/01/2052 - 03/01/2052	19,707	15,945
2.500% due 07/01/2039 - 03/01/2040	715	652
3.000% due 04/01/2052	36,960	32,563
3.500% due 06/01/2026 - 06/01/2048	2,333	2,176
4.000% due 04/01/2029 - 10/01/2052	7,932	7,530
4.500% due 03/01/2029 - 04/01/2029	175	176
5.000% due 02/01/2053 - 06/01/2053	30,909	30,708
5.500% due 10/01/2034 - 01/01/2055	26,509	26,698
6.000% due 02/01/2033 - 04/01/2055	7,530	7,830
6.500% due 10/01/2037	2	2
7.500% due 01/01/2032 - 03/01/2032	10	10
Federal Home Loan Mortgage Corp. REMICS
3.977% due 10/15/2043 •	3,542	3,475
4.146% due 08/15/2040 - 10/15/2040 •	4,361	4,287
4.507% due 05/15/2037 •	141	141
4.962% due 05/25/2054 •	6,408	6,433
6.500% due 04/15/2029	3	3
7.500% due 07/15/2030	1	1
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates 5.059% due 02/25/2045 •	41	40
Federal National Mortgage Association
2.000% due 02/01/2052 - 03/01/2052	31,789	25,713
2.500% due 02/01/2035	2,723	2,634
3.000% due 09/01/2027 - 04/01/2052	52,688	47,073
3.500% due 05/01/2026 - 09/01/2047	306	303
4.000% due 06/01/2029 - 10/01/2052	11,006	10,515
4.300% due 11/01/2029	1,500	1,501
4.432% due 10/01/2032 •	19	19
4.500% due 03/01/2029 - 05/01/2053	19,351	18,801
4.714% due 12/01/2036 •	10	10
4.893% due 11/01/2035 •	2	2
5.000% due 06/01/2027 - 07/01/2053	28,479	28,296
5.113% due 06/01/2043 •	108	109
5.114% due 07/01/2044 •	23	23
5.500% due 01/01/2032 - 07/01/2054	16,859	17,029
5.510% due 09/01/2034 •	7	7
5.950% due 04/01/2035 •	93	94
6.000% due 05/01/2033 - 01/01/2054	1,797	1,869
6.216% due 09/01/2039 •	5	5
6.235% due 08/01/2035 •	81	83
6.383% due 05/01/2038 •	1,513	1,573
6.590% due 09/01/2035 •	9	9
7.000% due 06/01/2032	25	26
Federal National Mortgage Association REMICS
2.398% due 08/25/2055 ~(a)	2,537	116
3.842% due 12/25/2036 - 07/25/2037 •	153	150
4.026% due 05/25/2037 •	9	9

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

4.106% due 06/25/2055 •	563	557
4.186% due 09/25/2035 •	76	76
4.276% due 02/25/2042 •	2,846	2,823
4.562% due 09/25/2054 •	6,422	6,448
5.000% due 04/25/2033	89	88
6.125% due 05/25/2035 ~	15	15
Federal National Mortgage Association Trust 4.126% due 03/25/2044 •	75	75
Federal National Mortgage Association-ACES 2.243% due 01/25/2031 ~(a)	14,901	680
Government National Mortgage Association
2.000% due 04/20/2052	542	448
2.500% due 04/20/2052	9,685	8,344
3.000% due 07/15/2045 - 08/15/2045	895	805
3.500% due 07/20/2052 - 03/20/2053	14,746	13,644
4.000% due 06/15/2049 - 07/20/2055	8,515	8,004
4.500% due 04/20/2048 - 05/20/2048	2,402	2,363
5.000% due 07/20/2049	348	351
5.125% due 10/20/2029 - 11/20/2029 •	7	7
5.625% due 02/20/2027 - 02/20/2032 •	22	22
6.000% due 12/15/2038 - 11/15/2039	6	6
Government National Mortgage Association REMICS
4.082% due 10/20/2043 •	2,547	2,468
4.123% due 01/20/2072 •	263	262
4.233% due 08/20/2066 •	9	9
4.383% due 07/20/2065 - 08/20/2065 •	3,242	3,244
4.473% due 01/20/2073 •	8,430	8,500
4.553% due 10/20/2066 - 03/20/2073 •	19,641	19,824
4.573% due 01/20/2073 •	7,570	7,631
4.583% due 06/20/2066 •	641	644
4.613% due 08/20/2066 •	2,696	2,708
4.643% due 12/20/2073 •	18,500	18,789
4.693% due 12/20/2072 •	5,926	6,033
4.783% due 01/20/2066 •	614	618
5.227% due 06/20/2067 •	95	97
5.592% due 04/20/2067 •	2,373	2,403
7.045% due 09/20/2066 ~	3,453	3,544
Government National Mortgage Association, TBA
2.000% due 05/01/2056	15,300	12,635
4.000% due 04/01/2056 - 05/01/2056	43,600	40,826
4.500% due 04/01/2056	40,400	39,035
5.000% due 04/01/2056 - 05/01/2056	62,425	61,717
6.000% due 05/01/2056	32,060	32,565
Uniform Mortgage-Backed Security, TBA
3.000% due 06/01/2040	233,759	205,008
4.000% due 05/01/2056 - 06/01/2056	153,460	144,615
4.500% due 04/01/2056 - 06/01/2056	430,200	414,713
5.000% due 04/01/2056 - 06/01/2056	264,545	260,585
5.500% due 05/01/2056 - 06/01/2056	203,700	204,290
6.000% due 06/01/2056 - 07/01/2056	99,000	100,754

Total U.S. Government Agencies (Cost $1,946,939)		1,932,912

U.S. TREASURY OBLIGATIONS 20.3%
U.S. Treasury Bonds
1.375% due 11/15/2040	75,700	48,787
1.375% due 08/15/2050	21,600	10,567
1.625% due 11/15/2050 (n)	6,800	3,549
1.750% due 08/15/2041	6,300	4,214
1.875% due 02/15/2041	69,000	47,827
1.875% due 02/15/2051	50,280	27,929
1.875% due 11/15/2051	11,825	6,500
2.000% due 11/15/2041	6,300	4,359
2.000% due 02/15/2050	45,500	26,500
2.000% due 08/15/2051	30,125	17,163
2.250% due 05/15/2041	23,700	17,280
2.250% due 08/15/2049	64,989	40,438
2.375% due 02/15/2042	8,400	6,124
2.375% due 11/15/2049 (n)	22,158	14,123
2.375% due 05/15/2051	10,093	6,317
2.500% due 02/15/2045	9,800	6,876
2.750% due 08/15/2047	3,800	2,690
2.875% due 05/15/2049	62,500	44,453
3.000% due 05/15/2042 (n)	2,400	1,914
3.000% due 11/15/2044	155,300	118,962
3.000% due 02/15/2048	9,900	7,303
3.000% due 08/15/2048	4,100	3,010
3.000% due 02/15/2049	17,900	13,079
3.125% due 11/15/2041 (l)	20,500	16,783
3.125% due 08/15/2044	30,300	23,763
3.125% due 05/15/2048 (n)	3,500	2,635
3.250% due 05/15/2042 (n)	1,500	1,236
3.375% due 05/15/2044 (l)(n)	10,100	8,258
3.375% due 11/15/2048	17,700	13,876
3.625% due 08/15/2043	28,500	24,349
3.625% due 02/15/2044 (n)	2,900	2,464

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

3.750% due 08/15/2041		27,700	24,714
3.875% due 05/15/2043 (n)		4,300	3,812
4.000% due 11/15/2042		16,490	14,926
4.250% due 08/15/2054		13,300	11,915
4.375% due 05/15/2041		3,488	3,361
4.375% due 08/15/2043		15,691	14,815
4.500% due 11/15/2054		6,100	5,700
4.625% due 05/15/2044		7,100	6,888
4.625% due 11/15/2045		7,700	7,428
4.625% due 05/15/2054		19,600	18,693
4.625% due 11/15/2055		27,600	26,375
4.750% due 08/15/2055 (n)		1,775	1,730
4.875% due 08/15/2045		12,869	12,830
U.S. Treasury Inflation Protected Securities (e)
0.125% due 02/15/2051		50,590	26,939
0.125% due 02/15/2052		5,608	2,915
0.250% due 02/15/2050		13,914	7,886
0.625% due 02/15/2043		1,839	1,356
0.750% due 02/15/2045		27,621	19,866
0.875% due 02/15/2047		5,120	3,635
1.000% due 02/15/2046		549	408
1.000% due 02/15/2049		3,231	2,290
1.375% due 02/15/2044		3,349	2,770
1.500% due 02/15/2053		1,532	1,175
2.125% due 02/15/2054		14,623	12,907
2.375% due 02/15/2055		3,195	2,973
1.250% due 04/15/2028 (l)		89,449	89,823
U.S. Treasury STRIPS
0.000% due 08/15/2040 (a)		3,700	1,842
0.000% due 02/15/2041 (a)		2,700	1,303
0.000% due 05/15/2041 (a)		700	333
0.000% due 08/15/2041 (a)		900	422
0.000% due 05/15/2042 (a)		15,100	6,769
0.000% due 08/15/2042 (a)		6,800	3,000

Total U.S. Treasury Obligations (Cost $1,107,396)			915,127

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.7%
86333 AA1 1.000% due 03/26/2029 «(h)		4,500	4,431
86333 AB9 5.170% due 03/26/2031 «(h)		4,500	4,397
Alba PLC 4.035% due 03/17/2039 •	GBP	3,997	5,257
American Home Mortgage Investment Trust 6.700% due 06/25/2036 þ		$11,432	1,348
BAMLL Commercial Mortgage Securities Trust 2.627% due 01/15/2032		3,250	2,966
Banc of America Funding Trust
5.000% due 07/26/2036		19,510	2,632
5.243% due 05/25/2035 ~		64	61
6.000% due 03/25/2037		1,112	860
Banc of America Mortgage Trust 7.022% due 05/25/2033 ~		1	1
BCAP LLC Trust
4.213% due 05/25/2047 •		1,005	983
4.447% due 03/26/2037 þ		59	59
Bear Stearns ALT-A Trust
4.539% due 05/25/2036 ~		1,100	521
4.718% due 09/25/2035 ~		313	164
5.158% due 05/25/2035 ~		249	241
Bear Stearns ARM Trust
4.737% due 01/25/2035 ~		34	32
4.819% due 07/25/2034 ~		128	120
4.989% due 04/25/2034 ~		148	133
5.125% due 01/25/2035 ~		71	65
5.619% due 11/25/2034 ~		299	282
5.714% due 01/25/2034 ~		70	68
5.950% due 02/25/2036 •		10	10
6.000% due 04/25/2033 ~		11	11
Bear Stearns Structured Products, Inc. Trust
3.920% due 12/26/2046 ~		414	321
4.788% due 01/26/2036 ~		479	343
Benchmark Mortgage Trust 3.458% due 03/15/2055 ~		15,000	13,896
CD Mortgage Trust 3.431% due 08/15/2050		5,900	5,812
CFCRE Commercial Mortgage Trust 3.644% due 12/10/2054		761	760
Chase Home Lending Mortgage Trust 3.250% due 09/25/2063 ~		7,146	6,410
Chase Mortgage Finance Trust 4.046% due 01/25/2036 ~		559	500
CHL Mortgage Pass-Through Trust
4.787% due 11/25/2034 ~		242	234
5.023% due 02/20/2035 ~		23	23

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

6.224% due 02/20/2036 •		32	29
Citigroup Mortgage Loan Trust, Inc.
4.430% due 05/25/2035 ~		96	93
5.500% due 12/25/2035		1,760	827
6.190% due 09/25/2035 •		432	437
6.480% due 10/25/2035 •		27	28
Countrywide Alternative Loan Trust
4.170% due 09/20/2046 •		687	722
4.173% due 09/25/2046 •		4,740	4,694
4.193% due 05/25/2036 •		507	450
4.793% due 08/25/2035 •		2,155	1,094
6.000% due 03/25/2035		6,756	5,260
6.000% due 02/25/2037		5,555	2,038
6.000% due 08/25/2037		4,371	2,490
Cross Mortgage Trust 6.093% due 04/25/2069 þ		3,212	3,232
CSAIL Commercial Mortgage Trust 2.968% due 12/15/2052		7,446	7,021
CSMC Trust 5.187% due 07/15/2038 •		1,500	1,333
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.093% due 03/25/2037 •		1,936	1,861
4.293% due 02/25/2035 •		60	59
DOLP Trust 2.956% due 05/10/2041		20,100	18,057
First Horizon Alternative Mortgage Securities Trust 4.502% due 08/25/2035 ~		704	580
First Horizon Mortgage Pass-Through Trust 4.643% due 10/25/2035 ~		398	364
GreenPoint Mortgage Funding Trust 4.153% due 09/25/2046 •		82	78
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		9,079	8,220
GS Mortgage Securities Trust 3.602% due 10/10/2049 ~		3,037	2,844
GS Mortgage-Backed Securities Corp. Trust 2.500% due 06/25/2052 ~		10,382	8,612
GS Mortgage-Backed Securities Trust 2.500% due 01/25/2052 ~		12,511	10,433
GSR Mortgage Loan Trust
4.111% due 11/25/2035 ~		78	68
4.860% due 09/25/2035 ~		296	285
HarborView Mortgage Loan Trust
4.231% due 05/19/2035 •		105	102
4.685% due 07/19/2035 ~		423	318
5.033% due 12/19/2035 ~		1,215	568
5.291% due 10/19/2035 •		1,185	857
Hilton USA Trust 2.828% due 11/05/2035		14,400	12,346
IndyMac INDX Mortgage Loan Trust
3.533% due 06/25/2036 ~		3,820	2,646
4.133% due 01/25/2037 •		994	912
JP Morgan Chase Commercial Mortgage Securities Trust
3.916% due 06/10/2042 ~		13,200	12,190
7.235% due 10/05/2040		6,800	7,039
JP Morgan Mortgage Trust
3.500% due 09/25/2052 ~		11,711	10,607
3.934% due 10/25/2036 ~		970	676
4.163% due 12/26/2037 ~		4,448	3,772
4.941% due 08/25/2034 ~		280	280
5.750% due 01/25/2036		311	135
5.990% due 07/25/2064 ~		1,365	1,373
JP Morgan Resecuritization Trust 4.648% due 05/26/2036 ~		7,190	4,846
Landmark Mortgage Securities No. 3 PLC 4.143% due 04/17/2044 •	GBP	7,435	9,669
Manhattan West Mortgage Trust 2.130% due 09/10/2039		$16,100	15,519
MASTR Adjustable Rate Mortgages Trust 5.249% due 08/25/2034 ~		1,519	1,166
Merrill Lynch Mortgage Investors Trust 4.678% due 04/25/2035 ~		511	468
MFA Trust 2.479% due 03/25/2065 ~		1,089	1,064
Morgan Stanley Mortgage Loan Trust 5.053% due 07/25/2035 ~		786	639
MortgageIT Trust 4.413% due 12/25/2035 •		381	383
MSSG Trust 3.397% due 09/13/2039		17,400	16,641
New Residential Mortgage Loan Trust
3.000% due 03/25/2052 ~		11,532	10,038
6.864% due 10/25/2063 þ		4,822	4,861
Nomura Resecuritization Trust 4.721% due 11/26/2036 •		12,228	10,657

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

OBX Trust
3.000% due 01/25/2052 ~		11,831	10,260
6.113% due 03/25/2063 þ		3,583	3,578
One New York Plaza Trust 4.737% due 01/15/2036 •		16,330	15,773
Pretium Mortgage Credit Partners LLC 3.900% due 10/25/2063 ~		2,041	1,951
Prime Mortgage Trust
4.193% due 02/25/2034 •		10	10
4.293% due 02/25/2035 •		118	118
Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	79,800	55,058
5.713% due 12/30/2057 «(b)		2,000	1,380
5.863% due 12/30/2057 «(b)		2,000	1,380
6.163% due 12/30/2057 «(b)		800	552
6.563% due 12/30/2057 «(b)		900	621
RALI Trust
3.993% due 05/25/2037 •		$3,453	3,269
5.165% due 12/25/2035 ~		169	149
6.000% due 09/25/2036		350	281
6.500% due 09/25/2036		3,193	1,231
Residential Asset Securitization Trust 4.243% due 10/25/2035 •		747	423
RFMSI Trust 6.000% due 06/25/2037		1,006	804
SFO Commercial Mortgage Trust 4.937% due 05/15/2038 •		13,680	13,666
STARM Mortgage Loan Trust 5.644% due 02/25/2037 ~		442	381
Structured Adjustable Rate Mortgage Loan Trust
3.859% due 01/25/2035 ~		152	152
4.193% due 04/25/2047 •		547	458
4.445% due 11/25/2035 ~		3,629	2,301
Structured Asset Mortgage Investments II Trust 4.291% due 07/19/2035 •		231	223
Structured Asset Mortgage Investments Trust 4.451% due 09/19/2032 •		1	1
Thornburg Mortgage Securities Trust
5.786% due 06/25/2047 •		1,410	1,235
5.836% due 03/25/2037 •		415	295
Towd Point Mortgage Funding - Granite 6 PLC 4.669% due 07/20/2053 •	GBP	5,682	7,525
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		$10,731	10,327
UWM Mortgage Trust 2.500% due 12/25/2051 ~		11,692	9,742
Verus Securitization Trust 6.338% due 04/25/2069 þ		2,305	2,326
WaMu Mortgage Pass-Through Certificates Trust
3.134% due 05/25/2037 ~		1,432	1,191
4.118% due 12/25/2036 ~		2,881	2,578
4.136% due 12/25/2036 ~		110	100
4.293% due 02/25/2045 •		3,707	3,602
4.373% due 10/25/2045 •		61	60
4.647% due 07/25/2037 ~		1,772	1,632
4.929% due 01/25/2046 •		299	292
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (d)	GBP	0	1,940
4.695% due 12/21/2049 •		4,065	5,384
5.395% due 12/21/2049 •		2,259	2,993
5.895% due 12/21/2049 •		1,179	1,552
6.395% due 12/21/2049 •		674	886
6.895% due 12/21/2049 •		674	878
Worldwide Plaza Trust 3.526% due 11/10/2036		$6,000	4,796

Total Non-Agency Mortgage-Backed Securities (Cost $471,334)			437,276

ASSET-BACKED SECURITIES 7.0%
AUTOMOBILE SEQUENTIAL 0.2%
CarMax Auto Owner Trust 4.750% due 10/15/2027		1,124	1,125
Enterprise Fleet Financing LLC 5.740% due 12/20/2026		1,155	1,157
FHF Trust 6.570% due 06/15/2028		132	133
Toyota Auto Loan Extended Note Trust 4.930% due 06/25/2036		4,600	4,673

			7,088

CMBS OTHER 0.8%
Arbor Realty Commercial Real Estate Notes Ltd. 5.122% due 01/15/2037 •		4,866	4,876

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

AREIT Trust
4.922% due 01/20/2037 •	5,821	5,821
5.920% due 06/17/2039 •	6,945	6,949
GS REFT Issuer Ltd. 5.170% due 04/19/2043 •	3,200	3,208
KREF Ltd. 5.127% due 02/17/2039 •	6,078	6,082
MF1 Ltd.
4.874% due 10/16/2036 •	2,906	2,908
5.027% due 02/19/2037 •	5,623	5,629

		35,473

HOME EQUITY OTHER 3.5%
Accredited Mortgage Loan Trust 4.053% due 09/25/2036 •	313	312
ACE Securities Corp. Home Equity Loan Trust
4.033% due 12/25/2036 •	1,757	934
4.093% due 07/25/2036 •	4,489	1,285
4.233% due 08/25/2036 •	9,323	2,114
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.498% due 11/25/2035 •	606	603
4.903% due 03/25/2035 •	4,218	4,179
Argent Securities Trust
4.093% due 07/25/2036 •	14,979	4,027
4.173% due 03/25/2036 •	4,788	2,709
Bear Stearns Asset-Backed Securities I Trust
4.093% due 11/25/2036 •	2,375	2,324
4.113% due 08/25/2036 •	369	362
C-BASS Trust 3.913% due 11/25/2036 •	259	120
Countrywide Asset-Backed Certificates 4.693% due 09/25/2036 •	1,212	1,156
Countrywide Asset-Backed Certificates Trust
4.073% due 06/25/2047 •	4,694	4,320
4.242% due 10/25/2046 þ	8,134	6,906
4.253% due 05/25/2037 •	4,729	4,441
EMC Mortgage Loan Trust 4.533% due 05/25/2040 •	39	39
Fremont Home Loan Trust
3.913% due 01/25/2037 •	53	24
4.408% due 11/25/2035 •	8,652	8,084
GSAA Home Equity Trust 6.500% due 10/25/2037	8,788	4,759
GSAA Trust 5.995% due 03/25/2046 ~	5,343	1,808
GSAMP Trust 3.973% due 06/25/2036 •	2,493	1,361
Home Equity Loan Trust 4.023% due 04/25/2037 •	3,644	3,566
JP Morgan Mortgage Acquisition Corp.
2.945% due 10/25/2035 •	366	364
4.378% due 05/25/2035 •	389	387
JP Morgan Mortgage Acquisition Trust
4.013% due 08/25/2036 •	1,777	1,355
4.273% due 08/25/2036 •	915	700
Long Beach Mortgage Loan Trust 4.113% due 05/25/2036 •	32,841	9,497
MASTR Asset-Backed Securities Trust 4.273% due 03/25/2036 •	3,147	1,867
Merrill Lynch Mortgage Investors Trust
3.813% due 03/25/2037 þ	3,921	729
4.013% due 07/25/2037 •	2,245	843
4.273% due 08/25/2037 •	2,046	1,000
Morgan Stanley ABS Capital I, Inc. Trust
3.973% due 05/25/2037 •	5,915	5,428
4.093% due 06/25/2036 •	3,379	1,666
4.093% due 07/25/2036 •	5,557	1,999
4.293% due 08/25/2036 •	9,587	4,765
New Century Home Equity Loan Trust 4.678% due 05/25/2034 •	6,087	6,400
Newcastle Mortgage Securities Trust 4.513% due 03/25/2036 •	6,757	6,691
NovaStar Mortgage Funding Trust 4.273% due 11/25/2036 •	2,253	682
Option One Mortgage Loan Trust
3.933% due 03/25/2037 •	3,134	2,903
4.013% due 05/25/2037 •	6,693	4,060
Option One Mortgage Loan Trust Asset-Backed Certificates 4.483% due 11/25/2035 •	5,162	5,031
Ownit Mortgage Loan Trust
4.013% due 09/25/2037 •	1,670	739
4.088% due 05/25/2037 •	17,089	14,459
4.273% due 09/25/2037 •	8,212	3,633
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 4.918% due 03/25/2035 •	606	601

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ		12,617	3,720
Residential Asset Securities Corporation Trust
4.393% due 02/25/2036 •		1,741	1,729
4.453% due 12/25/2035 •		1,735	1,535
Securitized Asset-Backed Receivables LLC Trust 4.053% due 05/25/2037 •		552	433
SG Mortgage Securities Trust 4.333% due 02/25/2036 •		1,883	923
Soundview Home Loan Trust
4.013% due 02/25/2037 •		7,211	1,903
4.693% due 10/25/2037 •		10,898	8,648
Structured Asset Securities Corp. Mortgage Loan Trust 4.693% due 05/25/2037 •		1,832	1,811
Wachovia Mortgage Loan Trust LLC 4.483% due 10/25/2035 •		3,799	3,546
WaMu Asset-Backed Certificates Trust
4.093% due 01/25/2037 •		2,344	1,059
4.293% due 04/25/2037 •		4,603	1,655

			158,194

HOME EQUITY SEQUENTIAL 0.0%
JP Morgan Mortgage Acquisition Trust 4.053% due 03/25/2037 •		335	333
Saxon Asset Securities Trust 4.133% due 10/25/2046 •		1,207	1,195

			1,528

WHOLE LOAN COLLATERAL 0.2%
Citigroup Mortgage Loan Trust, Inc. 7.250% due 05/25/2036 þ		2,225	1,084
Lehman XS Trust 4.153% due 06/25/2036 •		124	152
Specialty Underwriting & Residential Finance Trust 4.093% due 11/25/2037 •		10,538	5,760

			6,996

OTHER ABS 2.3%
ARES XLIV CLO Ltd. 4.802% due 04/15/2034 •		8,800	8,809
Avoca CLO XXV DAC 2.976% due 10/15/2034 •	EUR	5,000	5,770
Bain Capital Credit CLO Ltd.
4.819% due 04/22/2035 •		$3,350	3,349
4.830% due 07/17/2035 •		10,250	10,252
Benefit Street Partners CLO XXII Ltd. 4.818% due 04/20/2035 •		7,500	7,502
Cumulus Static CLO DAC 3.184% due 11/15/2033 •	EUR	5,225	6,047
Dryden 54 Senior Loan Fund 4.818% due 10/19/2029 •		$165	165
ICG U.S. CLO Ltd. 4.818% due 10/20/2034 •		5,700	5,707
Invesco Euro CLO I DAC 2.666% due 07/15/2031 •	EUR	1,501	1,737
KKR CLO 41 Ltd. 5.002% due 04/15/2035 •		$7,000	7,003
Man GLG Euro CLO V DAC 2.840% due 12/15/2031 •	EUR	297	343
Marble Point CLO XXII Ltd. 4.888% due 07/25/2034 •		$10,700	10,695
Nelnet Student Loan Trust
4.670% due 06/22/2065		5,291	5,238
5.023% due 06/22/2065 •		4,215	4,251
5.873% due 02/20/2041 •		1,864	1,904
6.640% due 02/20/2041		1,991	2,060
Pagaya AI Debt Trust 6.258% due 10/15/2031		1,957	1,958
Post CLO Ltd. 4.762% due 04/20/2035 •		13,700	13,703
Rockford Tower CLO Ltd. 4.868% due 07/20/2035 •		7,050	7,054
Venture 33 CLO Ltd. 4.994% due 07/15/2031 •		612	613

			104,160

Total Asset-Backed Securities (Cost $355,414)			313,439

SOVEREIGN ISSUES 10.3%
Australia Government Bonds 2.750% due 06/21/2035	AUD	17,800	10,296

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

Brazil Government International Bonds 6.125% due 03/15/2034		$9,200	9,206
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (d)	BRL	43,800	8,189
0.000% due 10/01/2026 (d)		71,000	12,841
Canada Government Bonds 3.250% due 12/01/2034	CAD	6,311	4,490
Chile Government International Bonds 0.830% due 07/02/2031	EUR	14,400	14,351
Colombia Government International Bonds
5.375% due 01/21/2029		$1,300	1,290
6.500% due 01/21/2033		1,300	1,275
CPPIB Capital, Inc. 4.300% due 06/02/2034	CAD	2,000	1,492
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$10,700	10,770
European Union 2.875% due 10/05/2029	EUR	17,800	20,573
Italy Buoni Poliennali Del Tesoro
1.100% due 08/15/2031 (e)		1,701	1,990
1.250% due 09/15/2032 (e)		1,789	2,095
1.300% due 05/15/2028 (e)		18,521	22,014
Ivory Coast Government International Bonds 5.875% due 10/17/2031		6,200	7,013
Japan Government Forty Year Bonds 2.200% due 03/20/2064	JPY	886,000	3,870
Japan Government Thirty Year Bonds
2.100% due 09/20/2054		126,700	579
2.300% due 12/20/2054		1,614,300	7,721
2.400% due 03/20/2055		2,016,400	9,858
2.800% due 06/20/2055		1,240,000	6,621
3.200% due 09/20/2055		1,490,000	8,629
Japan Government Twenty Year Bonds
2.000% due 12/20/2044		2,040,000	10,679
2.400% due 03/20/2045		1,140,000	6,348
2.700% due 09/20/2045		99,550	577
Korea Development Bank 4.367% (SOFRRATE + 0.700%) due 10/23/2026 ~		$1,900	1,899
Kuwait International Government Bonds
4.016% due 10/09/2028		2,500	2,466
4.136% due 10/09/2030		2,500	2,449
4.652% due 10/09/2035		1,900	1,827
Mexico Government International Bonds
3.500% due 09/19/2029	EUR	3,200	3,638
4.500% due 03/19/2034		3,200	3,603
5.125% due 03/19/2038		1,300	1,453
5.625% due 02/09/2034		$300	294
6.000% due 05/07/2036		2,700	2,689
New South Wales Treasury Corp.
1.750% due 03/20/2034	AUD	9,500	5,012
2.000% due 03/08/2033		900	504
4.750% due 02/20/2037		2,400	1,532
Peru Government Bonds
6.850% due 08/12/2035	PEN	9,950	2,920
7.300% due 08/12/2033		98,080	30,883
Peru Government International Bonds
6.150% due 08/12/2032		27,070	8,135
6.950% due 08/12/2031		22,241	6,932
Province of Quebec 4.450% due 09/01/2034	CAD	23,900	17,948
Queensland Treasury Corp.
1.500% due 08/20/2032	AUD	7,300	4,024
4.500% due 08/22/2035		1,800	1,145
Republic of Poland Government International Bonds 5.125% due 09/18/2034		$4,600	4,629
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	21,300	1,012
7.000% due 02/28/2031		118,900	6,586
8.500% due 01/31/2037		85,000	4,695
8.750% due 01/31/2044		5,390	289
8.750% due 02/28/2048		12,000	642
8.875% due 02/28/2035 (j)		495,080	28,755
9.000% due 01/31/2040		20,900	1,162
Republic of South Africa Government International Bonds 7.100% due 11/19/2036		$3,000	3,068
Romania Government International Bonds 3.624% due 05/26/2030	EUR	14,000	15,460
Saudi Government International Bonds
4.125% due 01/12/2029		$4,500	4,442
4.750% due 01/18/2028		9,700	9,726
4.750% due 01/16/2030		9,200	9,202
5.125% due 01/13/2028		3,200	3,235
Treasury Corp. of Victoria
2.000% due 11/20/2037	AUD	7,700	3,592
2.250% due 09/15/2033		3,500	1,950

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

U.K. Gilts
0.500% due 10/22/2061	GBP	1,700	533
3.750% due 03/07/2027		45,000	59,227
4.375% due 07/31/2054		20,695	22,809

Total Sovereign Issues (Cost $471,499)			463,134

		SHARES
COMMON STOCKS 0.1%
INDUSTRIALS 0.1%
Drillco Holdings Luxembourg SA «(h)		48,286	1,111
Foresea Holdings SA «		142,284	3,272

Total Common Stocks (Cost $3,811)			4,383

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.3%
REPURCHASE AGREEMENTS (i) 2.2%			98,405

NIGERIA TREASURY BILLS 0.1%
32.258% due 06/11/2026 - 06/29/2026 (c)(d)	NGN	7,295,946	5,053

U.S. TREASURY BILLS 0.0%
3.647% due 04/07/2026 - 05/05/2026 (c)(d)(n)		$1,664	1,661

Total Short-Term Instruments (Cost $104,351)			105,119

Total Investments in Securities (Cost $6,228,595)			5,904,697

		SHARES
INVESTMENTS IN AFFILIATES 6.4%
SHORT-TERM INSTRUMENTS 6.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.4%
PIMCO Short Asset Portfolio		17,425,148	171,028
PIMCO Short-Term Floating NAV Portfolio III		12,278,143	119,577

Total Short-Term Instruments (Cost $292,892)			290,605

Total Investments in Affiliates (Cost $292,892)			290,605

Total Investments 137.4% (Cost $6,521,487)			$6,195,302
Financial Derivative Instruments (k)(m) 0.7%(Cost or Premiums, net $34,699)			29,535
Other Assets and Liabilities, net (38.1)%			(1,715,296)

Net Assets 100.0%			$4,509,541

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«						Security valued using significant unobservable inputs (Level 3).
µ						All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Security is an Interest Only ("IO") or IO Strip.
(b)						When-issued security.
(c)						Coupon represents a weighted average yield to maturity.
(d)						Zero coupon security.
(e)						Principal amount of security is adjusted for inflation.
(f)						Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)						Contingent convertible security.
(h)						RESTRICTED SECURITIES:
Issuer Description						Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

86333 AA1 1.000% due 03/26/2029						02/25/2026		$4,500	$4,431	0.10%
86333 AB9 5.170% due 03/26/2031						02/25/2026		4,500	4,397	0.10
Alfa-Bank CJSC 5.860% due 10/21/2026						10/27/2025		1,079	1,079	0.02
Credit Opportunities Partners LLC 6.740% due 03/20/2030						02/20/2025		1,800	1,772	0.04
Dorchester LLC 4.610% due 01/04/2027						12/10/2025		2,222	2,196	0.05
Drillco Holdings Luxembourg SA						06/08/2023		966	1,111	0.02
Fennovoima OYJ 0.600% due 07/10/2028						07/16/2025		3,395	3,402	0.08
National Football League 5.480% due 10/05/2028						03/14/2024		2,400	2,424	0.05
Royal Bank of Scotland International Ltd. 4.660% due 12/16/2028						11/18/2025		5,000	4,936	0.11

								$25,862	$25,748	0.57%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.710%	03/31/2026	04/01/2026		$61,600	U.S. Treasury Notes 4.125% due 03/31/2029		$(62,916)	$61,600	$61,606
BRC	6.800	03/30/2026	TBD(2)	ZAR	453,581	Republic of South Africa Government Bonds 8.750% due 02/28/2048		(30,101)	26,805	26,815
SAL	3.720	03/31/2026	04/01/2026		$10,000	U.S. Treasury Bills 0.000% due 04/28/2026		(10,204)	10,000	10,001

Total Repurchase Agreements								$(103,221)	$98,405	$98,422

REVERSE REPURCHASE AGREEMENTS:
Counterparty					Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)		Payable for Reverse Repurchase Agreements

BOS					3.500%	03/27/2026	06/12/2026	$(32,115)		$(32,131)
					3.550	03/25/2026	06/12/2026	(440)		(440)
BRC					3.250	03/20/2026	05/01/2026	(6,662)		(6,669)
					6.700	03/30/2026	TBD(4)	ZAR	(453,581)	(26,815)

Total Reverse Repurchase Agreements										$(66,055)

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.8)%
Uniform Mortgage-Backed Security, TBA						2.000%	05/01/2056	$60,900	$(48,787)	$(49,041)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

Uniform Mortgage-Backed Security, TBA	3.000	03/01/2056	0	3	0
Uniform Mortgage-Backed Security, TBA	4.500	04/13/2056	34,700	(33,377)	(33,494)

Total Short Sales (1.8)%	$(82,161)	$(82,535)

(j)	Securities with an aggregate market value of $68,033 and cash of $120 have been pledged as collateral under the terms of master agreements as of March 31, 2026.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(36,497) at a weighted average interest rate of 5.899%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note May Futures	$110.000	04/24/2026	58	$58	$(20)	$(22)
Call - CBOE U.S. Treasury 10-Year Note May Futures	113.000	04/24/2026	58	58	(14)	(8)
Put - EUREX Euro-Bund 10-Year Bond April Futures	EUR	125.500	04/24/2026	28	28	(11)	(29)
Call - EUREX Euro-Bund 10-Year Bond April Futures	128.000	04/24/2026	28	28	(10)	(3)

Total Written Options	$(55)	$(62)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SONIA March Futures	06/2027	136	$43,040	$63	$56	$0
Australia Government 10-Year Bond June Futures	06/2026	576	42,823	(243)	403	0
Canada Government 10-Year Bond June Futures	06/2026	406	35,026	(599)	140	0
Long Guilt June Futures	06/2026	686	79,712	(3,796)	599	0
U.S. Treasury 2-Year Note June Futures	06/2026	204	42,319	(109)	16	0
U.S. Treasury 5-Year Note June Futures	06/2026	5,380	582,007	(7,172)	740	(8)
U.S. Treasury 10-Year Note June Futures	06/2026	3,197	355,017	(5,621)	750	0

$(17,477)	$2,704	$(8)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund June Futures	06/2026	121	$(17,537)	$468	$0	$(127)
U.S. Treasury Long-Term Bond June Futures	06/2026	39	(4,441)	121	0	(15)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	227	(26,460)	888	0	(50)

$1,477	$0	$(192)

Total Futures Contracts	$(16,000)	$2,704	$(200)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2027	0.368%	$3,300	$37	$(1)	$36	$1	$0
Boeing Co.	1.000	Quarterly	12/20/2027	0.385	4,400	(195)	242	47	0	0
Boeing Co.	1.000	Quarterly	12/20/2029	0.587	600	(11)	20	9	0	0
Boeing Co.	1.000	Quarterly	12/20/2030	0.712	4,100	72	(20)	52	2	0
Boeing Co.	1.000	Quarterly	06/20/2031	0.773	17,000	223	(36)	187	14	0
Deutsche Bank	1.000	Quarterly	12/20/2030	0.947	EUR	10,800	108	(75)	33	7	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.051	$5,300	36	(23)	13	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.312	7,000	44	(31)	13	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.622	3,900	86	(177)	(91)	8	0

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.368		6,700	(24)	117	93	2	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.423		1,700	(4)	30	26	0	0

							$372	$46	$418	$34	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-45 5-Year Index	1.000%	Quarterly		12/20/2030		$18,500	$328	$6	$334	$36	$0
CDX.iTraxx Crossover 44 5-Year Index	1.000	Quarterly		12/20/2030	EUR	6,600	126	(12)	114	8	0

							$454	$(6)	$448	$44	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/16/2036	GBP	48,500	$1,880	$658	$2,538	$0	$(194)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/16/2056		4,610	226	92	318	0	(21)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032	JPY	9,440,000	1,635	150	1,785	0	(142)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		$47,480	0	137	137	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		25,600	0	(40)	(40)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		70,530	(1,307)	884	(423)	0	(66)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		6,100	(12)	(46)	(58)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		56,100	803	315	1,118	0	(55)
Receive	1-Day USD-SOFR Compounded-OIS	3.585	Annual	10/31/2030		58,120	0	102	102	0	(59)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		27,500	0	(52)	(52)	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		91,500	0	(279)	(279)	0	(94)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		3,200	0	(15)	(15)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		7,400	0	(35)	(35)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		6,300	0	(32)	(32)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		9,400	0	(50)	(50)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		29,000	(89)	249	160	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		20,676	(28)	(32)	(60)	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.717	Annual	08/15/2033		16,930	0	56	56	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		3,600	(12)	(11)	(23)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		4,100	(12)	(37)	(49)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		6,900	(20)	(39)	(59)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		580	(2)	(1)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/02/2035		16,100	(115)	144	29	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		5,300	11	70	81	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		5,300	(5)	61	56	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		8,974	23	62	85	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		3,100	(9)	87	78	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		6,000	(12)	69	57	0	(5)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		6,000	(12)	55	43	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		7,700	(228)	141	(87)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		69,290	14,008	13,521	27,529	199	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.083	Annual	11/15/2053		1,800	0	23	23	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		112,375	3,182	9,532	12,714	401	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		8,680	133	817	950	32	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		31,300	2,919	2,029	4,948	115	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		27,700	454	196	650	106	0
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027	BRL	54,600	0	(447)	(447)	15	0
Pay	1-Year BRL-CDI	11.548	Maturity	01/04/2027		218,600	0	(1,741)	(1,741)	59	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027		16,700	0	(24)	(24)	5	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		162,000	1	(235)	(234)	44	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		10,700	0	(13)	(13)	3	0
Receive	1-Year BRL-CDI	13.000	Maturity	01/02/2029		39,500	0	146	146	0	(46)
Receive	1-Year BRL-CDI	13.017	Maturity	01/02/2029		162,900	0	593	593	0	(189)
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		89,200	(1)	(264)	(265)	103	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		9,400	0	(27)	(27)	11	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		12,900	0	(34)	(34)	15	0
Pay	1-Year BRL-CDI	13.400	Maturity	01/02/2029		118,900	(3)	(256)	(259)	138	0
Pay	1-Year BRL-CDI	13.657	Maturity	01/02/2031		69,500	(27)	25	(2)	93	0
Pay	1-Year BRL-CDI	13.681	Maturity	01/02/2031		20,600	(16)	18	2	27	0
Pay	1-Year BRL-CDI	13.725	Maturity	01/02/2031		650	0	0	0	1	0
Pay	1-Year BRL-CDI	13.899	Maturity	01/02/2031		5,400	0	6	6	7	0
Pay	1-Year BRL-CDI	14.067	Maturity	01/02/2031		44,000	0	84	84	58	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027	NZD	49,600	(636)	1,152	516	21	0
Pay	3-Month NZD-BBR	4.250	Semi-Annual	12/21/2027		3,900	3	55	58	3	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	26,500	(326)	(231)	(557)	198	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		100	(1)	0	(1)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		13,900	(397)	78	(319)	109	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		24,000	110	(702)	(592)	198	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035		15,500	(17)	(787)	(804)	131	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027	EUR	32,000	(174)	(741)	(915)	15	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		27,400	(101)	(484)	(585)	13	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		10,900	(515)	280	(235)	6	0
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029		3,500	0	70	70	0	(11)
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		4,000	0	79	79	0	(13)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		3,700	(8)	26	18	0	(14)
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		2,700	(7)	(134)	(141)	20	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		1,600	(4)	(77)	(81)	12	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		21,700	(116)	(673)	(789)	192	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		21,190	397	137	534	0	(236)
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030	MXN	64,600	3	(36)	(33)	12	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	46,600	(413)	(714)	(1,127)	0	(83)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		4,800	17	(16)	1	0	(9)
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034		3,400	0	61	61	0	(6)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		24,600	25	71	96	0	(46)
Pay	CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		$22,025	372	16	388	48	0

							$21,577	$24,042	$45,619	$2,416	$(1,519)

Total Swap Agreements							$22,403	$24,082	$46,485	$2,494	$(1,519)

(l)

Securities with an aggregate market value of $77,761 and cash of $14,475 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(m)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	04/2026	CAD	95,343		$69,604	$1,063	$0
	04/2026	SGD	45		36	1	0
BOA	04/2026	BRL	8,838		1,689	0	(18)
	04/2026	CNH	7,903		1,146	0	(2)
	04/2026	EUR	1,201		1,399	11	0
	04/2026	INR	235,246		2,505	21	0
	04/2026	KRW	714,541		488	13	0
	04/2026	PLN	6,222		1,682	6	0
	04/2026	SGD	10,652		8,333	49	0
	04/2026		$1,691	BRL	8,838	15	0
	04/2026		12	CAD	17	0	0
	04/2026		400	CNH	2,757	0	0
	04/2026		3,985	INR	372,201	3	(38)
	04/2026		381	MXN	7,028	11	0
	04/2026		5,216	PLN	19,266	0	(26)
	04/2026	ZAR	495,811		$28,842	0	(419)
	06/2026	ILS	9,075		2,937	45	0
	06/2026	MXN	40,414		2,255	14	0
	06/2026		$1,689	BRL	8,956	18	0
	06/2026		572	ILS	1,785	0	(3)
	07/2026	PEN	18,759		$5,553	190	0
	10/2026	BRL	2,900		531	0	(6)
BPS	04/2026	AUD	1,528		1,087	33	0
	04/2026	BRL	67,365		12,642	0	(364)
	04/2026	CNH	2,692		391	1	0
	04/2026	ILS	8,888		2,879	51	0
	04/2026	INR	760,646		8,083	23	0
	04/2026	KRW	3,540,402		2,369	18	(3)
	04/2026	PLN	2,412		648	0	(2)
	04/2026	THB	305,093		9,456	198	(4)
	04/2026		$4,911	AUD	6,994	0	(86)
	04/2026		12,762	BRL	67,365	243	0
	04/2026		15,209	IDR	257,388,045	1	(47)
	04/2026		2,121	ILS	6,717	16	0
	04/2026		16,403	INR	1,529,404	36	(198)
	04/2026		1,611	KRW	2,405,908	3	(14)
	04/2026		4,472	PLN	16,123	0	(129)
	04/2026		1	THB	44	0	0
	04/2026		7,564	TWD	241,752	1	(19)
	04/2026	ZAR	48,073		$2,839	2	0
	05/2026	ILS	6,710		2,121	0	(16)
	05/2026	INR	606,719		6,412	0	(26)
	05/2026	TWD	139,397		4,326	0	(19)
	05/2026		$2,510	BRL	13,175	18	0
	05/2026		3,215	IDR	54,718,463	8	0
	05/2026		642	THB	21,076	0	(1)
	06/2026	IDR	12,042,676		$716	8	0
	06/2026		$1,031	IDR	17,380,136	0	(10)
	07/2026	BRL	8,100		$1,505	0	(27)
	10/2026		19,800		3,612	0	(53)
BRC	04/2026	CAD	126		91	0	0
	04/2026	GBP	99,249		134,233	2,867	0
	04/2026	TRY	1,028,864		22,428	0	(298)
	04/2026		$1,515	PLN	5,452	0	(47)
	04/2026		31,682	TRY	1,450,281	332	0
	04/2026	ZAR	67,191		$4,106	140	0
	05/2026	TRY	224,761		4,824	0	(27)
	05/2026		$91	CAD	126	0	0
	05/2026		19	CHF	15	0	0
	05/2026		3,341	TRY	154,943	2	0
	06/2026	ILS	124		$40	1	0
BSH	04/2026	BRL	40,200		7,229	0	(532)
	04/2026		$7,741	BRL	40,200	20	0
	04/2026		128,940	GBP	96,860	0	(736)
	04/2026		6,411	JPY	1,023,474	38	0
	04/2026		23,993	NZD	41,561	0	(110)
	04/2026		8,478	PLN	30,666	0	(218)
	05/2026	GBP	96,860		$128,935	736	0
	05/2026	JPY	1,020,390		6,411	0	(38)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

	05/2026	NZD	41,561		24,020	112	0
	08/2026	PEN	4,839		1,428	46	0
	10/2026	BRL	42,800		7,900	0	(21)
CBK	04/2026	AUD	9,789		6,881	127	0
	04/2026	CNH	2,686		389	0	(1)
	04/2026	EUR	11,923		13,809	45	(18)
	04/2026	GBP	3,471		4,652	57	0
	04/2026	INR	1,795,424		19,211	250	0
	04/2026	NOK	11,340		1,168	1	(4)
	04/2026	SEK	8,920		956	14	0
	04/2026	THB	226		7	0	0
	04/2026	TWD	10,302		323	1	0
	04/2026		$1,212	CNH	8,352	1	0
	04/2026		5,600	GBP	4,195	0	(48)
	04/2026		46,182	INR	4,256,926	39	(1,120)
	04/2026	ZAR	3,592		$211	0	(1)
	05/2026	JPY	22		0	0	0
	06/2026	ILS	18,832		6,109	107	0
	06/2026		$712	IDR	11,959,337	0	(9)
	06/2026		11,499	MXN	205,595	0	(92)
	07/2026	PEN	9,050		$2,673	84	0
	09/2026		$779	MXN	13,936	0	(13)
	10/2026	PEN	55,902		$16,472	565	0
	01/2027		17,756		5,210	182	0
CIB	04/2026	ZAR	1,000		58	0	(1)
DUB	04/2026	CNH	1,444		211	1	0
	04/2026	ILS	17,933		5,793	88	0
	04/2026	INR	717,623		7,619	50	(10)
	04/2026		$46,690	AUD	68,061	269	0
	04/2026		97	CNH	671	0	0
	04/2026		8,364	INR	788,323	55	(40)
	04/2026		57,681	SGD	73,681	0	(372)
	04/2026		2,841	THB	92,786	0	(24)
	05/2026	AUD	68,061		$46,672	0	(269)
	05/2026	CNH	669		97	0	0
	05/2026	SGD	73,516		57,681	369	0
	06/2026	THB	92,597		2,841	16	0
	06/2026	TWD	15,440		485	5	0
FAR	04/2026	AUD	23,784		16,856	446	0
	04/2026	CHF	7,378		9,560	333	0
	04/2026	JPY	470,528		3,011	47	0
	04/2026	SGD	8		6	0	0
	04/2026		$7,985	JPY	1,274,319	45	0
	04/2026		1,683	PLN	6,073	0	(47)
	04/2026		311	SGD	398	0	(2)
	05/2026	ILS	11,159		$3,526	0	(28)
	05/2026	JPY	1,270,469		7,984	0	(45)
	05/2026	SGD	397		311	2	0
	06/2026	ILS	6,459		2,095	37	0
	06/2026		$2,800	MXN	48,772	0	(95)
	08/2026	PEN	19,000		$5,620	194	0
	09/2026		$632	MXN	11,166	0	(18)
GLM	04/2026	BRL	362,094		$68,089	0	(1,815)
	04/2026	ILS	8,758		2,817	30	0
	04/2026	INR	24,493		269	10	0
	04/2026	THB	32,733		1,005	11	0
	04/2026		$67,747	BRL	362,094	2,158	0
	04/2026		1,090	CNH	7,485	0	(3)
	04/2026		374	IDR	6,316,196	0	(2)
	04/2026		3,235	MXN	59,658	91	0
	04/2026		2,588	THB	84,670	0	(19)
	04/2026		2	TRY	72	0	0
	06/2026	IDR	15,781,294		$936	8	0
	06/2026	MXN	8,038		451	5	0
	06/2026	THB	51,844		1,583	1	0
	06/2026		$46,822	BRL	248,921	605	0
	06/2026		2,347	IDR	39,681,034	0	(14)
	06/2026		5,259	MXN	91,618	0	(179)
	07/2026	BRL	27,700		$5,142	0	(98)
	07/2026		$10,284	BRL	55,259	168	0
	08/2026	PEN	30,278		$8,981	334	0
IND	04/2026	EUR	152,748		180,363	3,809	0
	04/2026		$2,220	DKK	14,424	11	0
	05/2026	DKK	14,401		$2,220	0	(11)
JPM	04/2026	BRL	12,900		2,472	0	(19)
	04/2026	CAD	6,881		5,042	96	0
	04/2026	CNH	5,246		760	0	(2)
	04/2026	INR	372,243		3,959	28	0
	04/2026	KRW	1,394,023		921	0	(6)
	04/2026	PLN	12,784		3,476	39	(6)
	04/2026	SGD	63,370		50,284	996	0
	04/2026		$2,442	BRL	12,900	48	0
	04/2026		102	CNH	706	1	0
	04/2026		9,433	EUR	8,037	0	(144)
	04/2026		3,959	INR	372,880	9	0
	04/2026		922	KRW	1,394,226	6	0

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

04/2026	1,205	MXN	22,204	33	0
04/2026	1,008	NZD	1,729	0	(14)
04/2026	27,291	ZAR	466,131	219	0
04/2026	ZAR	258,859	$15,445	173	(5)
05/2026	AUD	1,651	1,132	0	(7)
05/2026	CNH	704	102	0	(1)
05/2026	JPY	11,227	71	0	0
05/2026	$28,264	MXN	506,640	0	(104)
06/2026	ILS	5,538	$1,793	27	0
06/2026	MXN	44,712	2,492	13	0
06/2026	$16	IDR	269,577	0	0
06/2026	537	ILS	1,669	0	(5)
07/2026	BRL	8,000	$1,479	0	(35)
10/2026	5,500	1,001	0	(17)
MBC	04/2026	AUD	4,383	3,081	56	0
04/2026	CHF	1,385	1,759	27	0
04/2026	DKK	14,431	2,281	49	0
04/2026	IDR	22,556,803	1,327	0	(2)
04/2026	JPY	518,371	3,334	68	0
04/2026	NOK	3,318	341	0	(2)
04/2026	NZD	8,781	5,164	118	0
04/2026	SEK	15,375	1,639	15	0
04/2026	THB	62,654	1,962	59	0
04/2026	$1,930	AUD	2,785	0	(9)
04/2026	2,563	CHF	2,016	0	(42)
04/2026	1,215	GBP	910	0	(11)
04/2026	5,290	JPY	843,907	27	0
04/2026	3,741	KRW	5,475,148	0	(100)
04/2026	970	MXN	17,906	28	0
04/2026	1,399	NOK	13,341	0	(21)
05/2026	GBP	558	$739	0	0
05/2026	JPY	566,194	3,553	0	(25)
05/2026	$130	NOK	1,273	1	0
06/2026	MXN	5,182	$287	0	0
06/2026	$1,327	IDR	22,610,139	2	0
MYI	04/2026	PLN	1,063	$300	14	0
06/2026	IDR	231,425	14	0	0
NGF	04/2026	$137	NOK	1,318	0	(1)
04/2026	14,289	TRY	653,757	164	0
05/2026	655	30,247	0	(1)
SCX	04/2026	JPY	370,052	$2,372	40	0
04/2026	NZD	34,509	20,632	801	0
04/2026	SGD	5	4	0	0
04/2026	THB	7,872	247	8	0
04/2026	$73,913	CAD	102,333	0	(347)
04/2026	1,011	GBP	755	0	(11)
04/2026	4,713	INR	429,273	0	(180)
04/2026	1,574	JPY	249,400	0	(2)
04/2026	1,167	PLN	4,224	0	(30)
05/2026	CAD	102,192	$73,913	345	0
06/2026	$2,813	IDR	47,425,738	0	(25)
07/2026	5,684	KRW	8,129,712	0	(263)
11/2026	NGN	88,963	$55	0	(4)
SOG	04/2026	EUR	8,104	9,589	222	0
04/2026	JPY	2,041,066	13,118	257	0
04/2026	$8,436	CHF	6,762	21	0
04/2026	191,494	EUR	165,939	307	0
04/2026	354	SEK	3,386	3	0
05/2026	CHF	6,739	$8,436	0	(21)
05/2026	EUR	165,939	191,793	0	(300)
05/2026	SEK	3,381	354	0	(3)
06/2026	ILS	4,688	1,519	25	0
06/2026	PEN	22,704	6,643	144	0
SSB	04/2026	AUD	38,356	27,295	831	0
04/2026	JPY	2,392	15	0	0
04/2026	$2,300	SEK	20,915	0	(90)
UAG	04/2026	PLN	6,158	$1,674	15	0
04/2026	$6,977	PLN	25,220	0	(184)
06/2026	ILS	7,530	$2,436	36	0
06/2026	MXN	6,608	368	2	0
06/2026	$4,176	MXN	72,880	0	(134)

Total Forward Foreign Currency Contracts	$22,458	$(10,128)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.500%	07/13/2026	163,400	$360	$237
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.500	07/20/2026	170,000	334	259

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.500	07/27/2026	202,000	377	324

Total Purchased Options	$1,071	$820

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC iTraxx Europe 44 5-Year	Sell	1.050%	05/20/2026	6,000	$(10)	$(7)
GST	Put - OTC CDX.IG-45 5-Year Index	Sell	0.850	05/20/2026	12,700	(15)	(10)
Put - OTC CDX.IG-45 5-Year Index	Sell	0.800	06/17/2026	21,600	(24)	(30)

$(49)	$(47)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	3,692	$(13)	$(3)
Put - OTC USD versus KRW	1,350.000	07/13/2026	6,559	(14)	(6)
MBC	Put - OTC USD versus KRW	1,350.000	07/09/2026	9,511	(30)	(7)
Put - OTC USD versus KRW	1,350.000	07/10/2026	9,498	(25)	(8)

$(82)	$(24)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620%	04/20/2026	2,900	$(10)	$(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	2,900	(10)	(16)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.000	07/13/2026	163,400	(140)	(86)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.250	07/13/2026	163,400	(180)	(143)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.080	07/20/2026	170,000	(130)	(115)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	07/20/2026	170,000	(204)	(172)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/16/2026	5,400	(17)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	5,400	(17)	(28)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	5,600	(20)	(16)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	5,600	(20)	(16)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	04/30/2026	10,200	(37)	(29)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.069	04/30/2026	10,200	(37)	(31)
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.540	04/16/2026	2,200	(4)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/16/2026	2,200	(5)	(8)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.060	07/27/2026	202,000	(142)	(141)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.280	07/27/2026	202,000	(241)	(214)

$(1,214)	$(1,024)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	$94.375	06/04/2026	3,600	$(23)	$(14)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	97.375	06/04/2026	3,600	(21)	(17)

$(44)	$(31)

Total Written Options	$(1,389)	$(1,126)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	South Africa Government International Bonds	1.000%	Quarterly	12/20/2026	0.728%		$14,400	$(708)	$741	$33	$0
BPS	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040		2,500	(120)	120	0	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.208		500	(45)	43	0	(2)
BRC	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.869		4,900	(225)	231	6	0
CBK	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.869		3,000	(148)	152	4	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040		700	(25)	25	0	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.728		3,500	(169)	177	8	0
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—◆		1,059	0	6	6	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—◆		518	0	3	3	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.728		5,200	(236)	248	12	0
GST	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040		3,600	(135)	134	0	(1)
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.208		1,600	(143)	138	0	(5)
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662		2,500	(21)	18	0	(3)
JPM	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040		500	(19)	19	0	0
MYC	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.728		17,500	(837)	877	40	0

								$(2,831)	$2,932	$112	$(11)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index		5.000%	Quarterly	12/20/2030	EUR	13,480	$3,036	$(338)	$2,698	$0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index		5.000	Quarterly	12/20/2030		21,400	4,753	(470)	4,283	0
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index		5.000	Quarterly	12/20/2030		10,300	2,339	(278)	2,061	0
GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index		5.000	Quarterly	12/20/2030		2,900	594	(14)	580	0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index		5.000	Quarterly	12/20/2029		1,727	343	(34)	309	0
	CDX.iTraxx Crossover 44 5-Year 35-100% Index		5.000	Quarterly	12/20/2030		18,010	3,903	(299)	3,604	0
MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index		5.000	Quarterly	12/20/2030		2,290	532	(74)	458	0

								$15,500	$(1,507)	$13,993	$0

Total Swap Agreements								$12,669	$1,425	$14,105	$(11)

(n)

Securities with an aggregate market value of $835 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 03/31/2026

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,269	$26,983	$30,252
Corporate Bonds & Notes
Banking & Finance	0	862,933	9,035	871,968
Industrials	0	556,816	2,424	559,240
Utilities	0	243,728	0	243,728
Municipal Bonds & Notes
Illinois	0	6,486	0	6,486
Louisiana	0	7,074	0	7,074
Texas	0	8,154	0	8,154
West Virginia	0	6,405	0	6,405
U.S. Government Agencies	0	1,932,912	0	1,932,912
U.S. Treasury Obligations	0	915,127	0	915,127
Non-Agency Mortgage-Backed Securities	0	369,457	67,819	437,276
Asset-Backed Securities
Automobile Sequential	0	7,088	0	7,088
CMBS Other	0	35,473	0	35,473
Home Equity Other	0	158,194	0	158,194
Home Equity Sequential	0	1,528	0	1,528
Whole Loan Collateral	0	6,996	0	6,996
Other ABS	0	104,160	0	104,160
Sovereign Issues	0	463,134	0	463,134
Common Stocks
Industrials	0	0	4,383	4,383
Short-Term Instruments
Repurchase Agreements	0	98,405	0	98,405
Nigeria Treasury Bills	0	5,053	0	5,053
U.S. Treasury Bills	0	1,661	0	1,661

$0	$5,794,053	$110,644	$5,904,697
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$290,605	$0	$0	$290,605

Total Investments	$290,605	$5,794,053	$110,644	$6,195,302

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(82,535)	$0	$(82,535)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,198	4,000	0	5,198
Over the counter	0	37,374	9	37,383

$1,198	$41,374	$9	$42,581
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(159)	(1,622)	0	(1,781)
Over the counter	0	(11,265)	0	(11,265)

$(159)	$(12,887)	$0	$(13,046)

Total Financial Derivative Instruments	$1,039	$28,487	$9	$29,535

Totals	$291,644	$5,740,005	$110,653	$6,142,302

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2026:
Category and Subcategory	Beginning Balance at 12/31/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$31,539	$1	$(3,909)	$1	$122	$(344)	$0	$(427)	$26,983	$(221)
Corporate Bonds & Notes
Banking & Finance	9,189	0	0	0	0	(154)	0	0	9,035	(153)
Industrials	2,455	0	0	0	0	(31)	0	0	2,424	(30)
Non-Agency Mortgage-Backed Securities	57,060	9,000	0	0	0	1,759	0	0	67,819	1,759
Common Stocks
Industrials	4,300	0	0	0	0	83	0	0	4,383	83

$104,543	$9,001	$(3,909)	$1	$122	$1,313	$0	$(427)	$110,644	$1,438
Financial Derivative Instruments - Assets
Over the counter	$24	$0	$(5)	$0	$0	$(10)	$0	$0	$9	$(11)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2026 (Unaudited)

Totals	$104,567	$9,001	$(3,914)	$1	$122	$1,303	$0	$(427)	$110,653	$1,427

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$18,894	Discounted Cash Flow	Discount Rate	4.270 - 6.985	5.749
5,893	Indicative Market Quotation	Broker Quote	95.500	—
2,196	Recent Transaction	Purchase Price	100.000	—
Corporate Bonds & Notes
Banking & Finance	9,035	Discounted Cash Flow	Discount Rate	5.173 - 7.181	6.016
Industrials	2,424	Discounted Cash Flow	Discount Rate	4.943 - 5.080	5.011
Non-Agency Mortgage-Backed Securities	8,828	Discounted Cash Flow	Discount Rate	5.434 - 5.700	5.567
58,991	Recent Transaction	Purchase Price	100.000	—
Common Stocks
Industrials	4,383	Indicative Market Quotation	Broker Quote	$23.000	—
Financial Derivative Instruments- Assets
Over the counter	9	Indicative Market Quotation	Broker Quote	0.191 - 0.206	0.196

Total	$110,653

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2026, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$169,314	$1,749	$0	$0	$(35)	$171,028	$1,770	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$34,440	$225,344	$(140,200)	$(1)	$(6)	$119,577	$348	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated funds

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYC	Morgan Stanley Bank, N.A.
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BSH	Banco Santander S.A. - New York Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty
BRL	Brazilian Real	INR	Indian Rupee	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CHF	Swiss Franc	KRW	South Korean Won	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	TRY	Turkish New Lira
DKK	Danish Krone	NGN	Nigerian Naira	TWD	Taiwanese Dollar
EUR	Euro	NOK	Norwegian Krone	USD (or $)	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand
IDR	Indonesian Rupiah	PEN	Peruvian New Sol

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	SOFR	Secured Overnight Financing Rate	TSFR1M	Term SOFR 1-Month
CAONREPO	Canadian Overnight Repo Rate Average	SOFRINDX	Secured Overnight Financing Rate Index	TSFR3M	Term SOFR 3-Month
CDX.IG	Credit Derivatives Index - Investment Grade	SONIA	Sterling Overnight Interbank Average Rate	TSFR6M	Term SOFR 6-Month
EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate	US0003M	ICE 3-Month USD LIBOR
MUTKCALM	Tokyo Overnight Average Rate

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	DAC	Designated Activity Company	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"